UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, General Counsel, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2018 are attached.

Transamerica 60/40 Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.5%
International Equity Fund - 14.8%
Transamerica International Equity Index VP (A)	58,048	$ 632,145

U.S. Equity Fund - 45.3%
Transamerica U.S. Equity Index VP (A)	155,754	1,936,018

U.S. Fixed Income Fund - 39.4%
Transamerica Core Bond (A)	176,293	1,687,120

Total Investment Companies (Cost $4,191,122)		4,255,283

Total Investments (Cost $4,191,122)		4,255,283
Net Other Assets (Liabilities) - 0.5%		21,184

Net Assets - 100.0%		$ 4,276,467

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,255,283	$—	$—	$4,255,283

Total Investments	$4,255,283	$—	$—	$4,255,283

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated Investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$—	$1,771,651	$(67,153)	$(4,631)	$(12,747)	$1,687,120	176,293	$12,959	$—
Transamerica International Equity Index VP	—	648,362	(14,469)	(784)	(964)	632,145	58,048	2,207	412
Transamerica U.S. Equity Index VP	—	1,909,443	(51,858)	561	77,872	1,936,018	155,754	4,067	710

Total	$—	$4,329,456	$(133,480)	$(4,854)	$64,161	$4,255,283	390,095	$19,233	$1,122

(B)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 44.2%
Aerospace & Defense - 1.1%
Airbus SE	2,514	$ 315,764
Arconic, Inc.	4,133	90,967
BAE Systems PLC	10,735	88,122
Boeing Co.	2,400	892,560
Elbit Systems, Ltd.	100	12,707
General Dynamics Corp.	1,300	266,136
Leonardo SpA	2,100	25,308
Lockheed Martin Corp.	1,200	415,152
Northrop Grumman Corp.	1,000	317,370
Raytheon Co.	1,400	289,324
Rockwell Collins, Inc.	700	98,329
Rolls-Royce Holdings PLC (A)	6,200	79,793
Safran SA	1,448	202,921
Textron, Inc.	400	28,588
Thales SA	400	56,822
United Technologies Corp.	3,700	517,297

		3,697,160

Air Freight & Logistics - 0.3%
Bollore SA	8,800	38,008
CH Robinson Worldwide, Inc.	600	58,752
Deutsche Post AG	3,560	126,935
Expeditors International of Washington, Inc.	900	66,177
FedEx Corp.	1,300	313,027
United Parcel Service, Inc., Class B	2,600	303,550
Yamato Holdings Co., Ltd. (B)	1,300	39,908

		946,357

Airlines - 0.2%
American Airlines Group, Inc.	1,600	66,128
ANA Holdings, Inc.	500	17,471
Delta Air Lines, Inc.	2,100	121,443
Deutsche Lufthansa AG	1,600	39,308
easyJet PLC	200	3,425
International Consolidated Airlines Group SA	4,800	41,252
Ryanair Holdings PLC, ADR (A)	70	6,723
Singapore Airlines, Ltd.	2,000	14,250
Southwest Airlines Co.	1,400	87,430
United Continental Holdings, Inc. (A)	2,000	178,120

		575,550

Auto Components - 0.3%
Aisin Seiki Co., Ltd.	900	43,804
Aptiv PLC	1,700	142,630
Autoliv, Inc. (B)	300	26,004
BorgWarner, Inc.	1,000	42,780
Bridgestone Corp.	2,800	105,795
Cie Generale des Etablissements Michelin SCA	701	83,791
Continental AG	385	67,028
Denso Corp.	2,100	110,877
Koito Manufacturing Co., Ltd.	300	19,697
Magna International, Inc.	1,300	68,289
NGK Spark Plug Co., Ltd.	1,000	29,132
Nokian Renkaat OYJ	350	14,341
Sumitomo Electric Industries, Ltd.	2,700	42,346
Sumitomo Rubber Industries, Ltd.	900	13,506
Toyoda Gosei Co., Ltd. (B)	800	19,750

	Shares	Value
COMMON STOCKS (continued)
Auto Components (continued)
Toyota Industries Corp.	500	$ 29,572
Valeo SA	1,200	52,108

		911,450

Automobiles - 0.6%
Bayerische Motoren Werke AG	1,182	106,646
Daimler AG	4,103	258,912
Ferrari NV	292	40,209
Fiat Chrysler Automobiles NV (A)	6,026	105,955
Ford Motor Co.	12,800	118,400
General Motors Co.	5,963	200,774
Harley-Davidson, Inc.	700	31,710
Honda Motor Co., Ltd.	6,300	190,686
Mazda Motor Corp. (B)	2,200	26,411
Mitsubishi Motors Corp.	3,400	23,999
Nissan Motor Co., Ltd. (B)	10,500	98,282
Peugeot SA	2,300	62,034
Renault SA	805	69,631
Subaru Corp.	3,000	91,885
Suzuki Motor Corp.	1,300	74,462
Tesla, Inc. (A)	558	147,742
Toyota Motor Corp.	8,500	530,782
Yamaha Motor Co., Ltd.	1,000	28,032

		2,206,552

Banks - 3.8%
AIB Group PLC	2,300	11,777
Australia & New Zealand Banking Group, Ltd.	11,541	235,089
Banco Bilbao Vizcaya Argentaria SA	27,863	177,604
Banco de Sabadell SA	3,772	5,864
Banco Espirito Santo SA (A) (C) (D) (E) (F)	8,203	0
Banco Santander SA	69,665	350,675
Bank Hapoalim BM	1,671	12,236
Bank Leumi Le-Israel BM	5,297	34,909
Bank of America Corp.	39,200	1,154,832
Bank of East Asia, Ltd.	5,000	18,650
Bank of Ireland Group PLC	4,660	35,682
Bank of Montreal	2,699	222,623
Bank of Nova Scotia	4,400	262,266
Bankia SA	12,024	47,145
Barclays PLC	64,908	145,328
BB&T Corp.	3,400	165,036
BNP Paribas SA	4,145	253,670
BOC Hong Kong Holdings, Ltd.	17,500	83,159
CaixaBank SA	1,400	6,401
Canadian Imperial Bank of Commerce (B)	1,800	168,663
CIT Group, Inc.	1,000	51,610
Citigroup, Inc.	10,611	761,233
Citizens Financial Group, Inc.	2,600	100,282
Commonwealth Bank of Australia	7,140	368,558
Credit Agricole SA	4,350	62,556
Danske Bank A/S	3,242	85,152
DBS Group Holdings, Ltd.	7,000	133,594
DNB ASA	4,574	96,243
Erste Group Bank AG (A)	1,234	51,263
Fukuoka Financial Group, Inc.	600	16,502
Hang Seng Bank, Ltd.	2,800	76,042
HSBC Holdings PLC	78,583	686,043
ING Groep NV	16,960	220,229
Intesa Sanpaolo SpA	58,880	150,466
Japan Post Bank Co., Ltd. (B)	1,300	15,366
JPMorgan Chase & Co.	13,800	1,557,192
KBC Group NV	1,053	78,368
KeyCorp	4,700	93,483
Lloyds Banking Group PLC	335,233	258,976

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
M&T Bank Corp.	1,000	$ 164,540
Mebuki Financial Group, Inc. (B)	3,500	12,106
Mediobanca Banca di Credito Finanziario SpA	1,088	10,869
Mitsubishi UFJ Financial Group, Inc.	44,000	274,603
Mizrahi Tefahot Bank, Ltd.	500	8,756
Mizuho Financial Group, Inc.	105,000	183,163
National Australia Bank, Ltd.	11,557	232,324
National Bank of Canada (B)	1,400	69,922
Nordea Bank AB	10,999	119,874
Oversea-Chinese Banking Corp., Ltd.	12,000	100,421
PNC Financial Services Group, Inc.	1,900	258,761
Raiffeisen Bank International AG	532	15,319
Regions Financial Corp.	5,500	100,925
Resona Holdings, Inc.	8,000	44,943
Royal Bank of Canada	5,700	456,918
Royal Bank of Scotland Group PLC	13,400	43,664
Seven Bank, Ltd. (B)	5,320	16,809
Shinsei Bank, Ltd.	1,000	16,344
Skandinaviska Enskilda Banken AB, Class A	5,953	66,473
Societe Generale SA	3,782	162,339
Standard Chartered PLC	14,639	121,428
Sumitomo Mitsui Financial Group, Inc.	5,300	213,922
Sumitomo Mitsui Trust Holdings, Inc.	1,400	57,617
Svenska Handelsbanken AB, A Shares	6,612	83,511
Swedbank AB, Class A	3,890	96,425
Toronto-Dominion Bank	7,200	437,524
UniCredit SpA	8,855	133,284
United Overseas Bank, Ltd.	5,000	99,045
US Bancorp	6,900	364,389
Wells Fargo & Co.	18,400	967,104
Westpac Banking Corp. (B)	14,817	299,143

		13,487,232

Beverages - 0.8%
Anheuser-Busch InBev SA	2,775	242,352
Asahi Group Holdings, Ltd.	1,400	60,685
Brown-Forman Corp., Class B	1,500	75,825
Carlsberg A/S, Class B	449	53,856
Coca-Cola Co.	14,900	688,231
Constellation Brands, Inc., Class A	600	129,372
Diageo PLC	10,637	376,970
Heineken NV	1,100	103,143
Kirin Holdings Co., Ltd.	4,100	105,044
PepsiCo, Inc.	6,600	737,880
Pernod Ricard SA	983	161,267
Treasury Wine Estates, Ltd.	1,152	14,564

		2,749,189

Biotechnology - 1.0%
AbbVie, Inc.	6,700	633,686
Alexion Pharmaceuticals, Inc. (A)	808	112,320
Alkermes PLC (A)	643	27,289
Amgen, Inc.	2,533	525,065
Biogen, Inc. (A)	1,000	353,310
BioMarin Pharmaceutical, Inc. (A)	1,100	106,667
Celgene Corp. (A)	3,800	340,062
CSL, Ltd.	1,863	270,829
Gilead Sciences, Inc.	6,500	501,865
Grifols SA	588	16,562
Incyte Corp. (A)	1,300	89,804
Regeneron Pharmaceuticals, Inc. (A)	400	161,616

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Shire PLC	3,691	$ 222,430
Vertex Pharmaceuticals, Inc. (A)	1,100	212,014

		3,573,519

Building Products - 0.2%
Assa Abloy AB, B Shares	4,407	88,587
Cie de Saint-Gobain	1,980	85,392
Daikin Industries, Ltd.	1,000	133,119
Geberit AG	200	92,766
Johnson Controls International PLC	4,300	150,500
LIXIL Group Corp.	1,400	26,960

		577,324

Capital Markets - 1.3%
Ameriprise Financial, Inc.	1,000	147,660
Amundi SA (G)	700	52,454
Bank of New York Mellon Corp.	5,000	254,950
BlackRock, Inc.	500	235,665
Brookfield Asset Management, Inc., Class A	3,800	169,134
Charles Schwab Corp.	5,000	245,750
CI Financial Corp.	2,400	38,109
CME Group, Inc.	1,670	284,251
Credit Suisse Group AG (A)	12,128	182,278
Daiwa Securities Group, Inc. (B)	7,000	42,584
Deutsche Bank AG	8,226	93,865
Deutsche Boerse AG	586	78,515
Franklin Resources, Inc.	3,400	103,394
Goldman Sachs Group, Inc.	1,700	381,208
Hong Kong Exchanges & Clearing, Ltd.	4,200	120,179
Intercontinental Exchange, Inc.	3,200	239,648
Invesco, Ltd.	1,500	34,320
Japan Exchange Group, Inc.	2,000	34,853
London Stock Exchange Group PLC	1,500	89,661
Macquarie Group, Ltd.	1,200	109,330
Moody’s Corp.	1,000	167,200
Morgan Stanley	6,300	293,391
Natixis SA	7,300	49,532
Nomura Holdings, Inc.	15,400	73,557
Partners Group Holding AG	100	79,326
S&P Global, Inc.	1,100	214,929
Schroders PLC	1,300	52,442
State Street Corp.	1,900	159,182
T. Rowe Price Group, Inc.	1,500	163,770
TD Ameritrade Holding Corp.	2,000	105,660
UBS Group AG (A)	16,124	254,659

		4,551,456

Chemicals - 1.2%
Air Liquide SA	1,754	230,733
Air Products & Chemicals, Inc.	1,600	267,280
Air Water, Inc.	2,000	36,701
Akzo Nobel NV	1,323	123,715
Asahi Kasei Corp.	5,000	75,823
BASF SE	3,931	349,381
Celanese Corp.	800	91,200
Covestro AG (G)	100	8,111
DowDuPont, Inc.	10,058	646,830
Eastman Chemical Co.	600	57,432
Ecolab, Inc.	600	94,068
EMS-Chemie Holding AG	200	119,217
FMC Corp.	600	52,308
Frutarom Industries, Ltd.	100	10,375
Givaudan SA	3	7,376
Hitachi Chemical Co., Ltd.	700	14,250

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Incitec Pivot, Ltd.	7,463	$ 21,471
Israel Chemicals, Ltd.	3,656	22,174
Johnson Matthey PLC	33	1,532
JSR Corp.	600	11,201
Kansai Paint Co., Ltd. (B)	1,300	23,959
Koninklijke DSM NV	1,052	111,443
LANXESS AG	1,000	73,239
Linde AG	812	167,861
LyondellBasell Industries NV, Class A	1,326	135,928
Mitsubishi Chemical Holdings Corp.	6,000	57,428
Mitsubishi Gas Chemical Co., Inc.	1,000	21,290
Mitsui Chemicals, Inc.	800	20,004
Mosaic Co.	2,000	64,960
Nissan Chemical Corp.	1,000	52,808
Nitto Denko Corp.	700	52,466
Novozymes A/S, Class B	1,430	78,503
Nutrien, Ltd.	2,372	136,960
Orica, Ltd.	841	10,353
PPG Industries, Inc.	800	87,304
Praxair, Inc.	1,100	176,803
Sherwin-Williams Co.	600	273,126
Shin-Etsu Chemical Co., Ltd.	1,400	124,019
Sika AG	300	43,683
Solvay SA	297	39,828
Sumitomo Chemical Co., Ltd. (B)	5,000	29,264
Toray Industries, Inc.	5,000	37,559
Umicore SA	586	32,774
Yara International ASA	701	34,427

		4,127,167

Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co., Ltd.	1,500	34,880
Edenred	711	27,101
G4S PLC	15,300	48,260
Republic Services, Inc.	1,400	101,724
Secom Co., Ltd.	800	65,214
Stericycle, Inc. (A)	600	35,208
Toppan Printing Co., Ltd.	1,000	16,062
Waste Management, Inc.	1,900	171,684

		500,133

Communications Equipment - 0.4%
Cisco Systems, Inc.	18,200	885,430
F5 Networks, Inc. (A)	500	99,710
Juniper Networks, Inc.	1,800	53,946
Motorola Solutions, Inc.	2,213	288,000
Nokia OYJ	21,559	119,573
Telefonaktiebolaget LM Ericsson, B Shares	10,276	91,205

		1,537,864

Construction & Engineering - 0.2%
Bouygues SA	792	34,235
CIMIC Group, Ltd.	1,787	66,343
Ferrovial SA	2,951	61,227
Fluor Corp.	600	34,860
HOCHTIEF AG	300	49,739
JGC Corp.	1,300	29,817
Obayashi Corp.	2,800	26,517
SNC-Lavalin Group, Inc.	800	32,622
Taisei Corp.	1,040	47,414
Vinci SA	2,296	218,647

		601,421

	Shares	Value
COMMON STOCKS (continued)
Construction Materials - 0.1%
Boral, Ltd.	3,696	$ 18,461
CRH PLC	3,021	98,842
Fletcher Building, Ltd. (A)	3,832	16,612
HeidelbergCement AG	650	50,805
Imerys SA	300	22,153
James Hardie Industries PLC, CDI	700	10,606
LafargeHolcim, Ltd. (A)	1,394	68,820
Taiheiyo Cement Corp.	800	25,101

		311,400

Consumer Finance - 0.2%
Acom Co., Ltd. (B)	1,300	5,240
American Express Co.	3,800	404,662
Capital One Financial Corp.	2,500	237,325
Credit Saison Co., Ltd.	600	9,785
Synchrony Financial	4,543	141,197

		798,209

Containers & Packaging - 0.1%
Amcor, Ltd.	610	6,032
CCL Industries, Inc., Class B	1,000	45,074
Smurfit Kappa Group PLC	800	31,636
Toyo Seikan Group Holdings, Ltd.	1,600	33,192
WestRock Co.	1,400	74,816

		190,750

Distributors - 0.0% (H)
Genuine Parts Co.	600	59,640

Diversified Consumer Services - 0.0% (H)
Benesse Holdings, Inc.	300	8,542

Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc., Class B (A)	4,700	1,006,317
Groupe Bruxelles Lambert SA	429	44,978
Investor AB, B Shares	1,891	87,386
Kinnevik AB, B Shares	699	21,165
Onex Corp. (B)	100	6,838
ORIX Corp.	5,460	88,517
Wendel SA	200	29,769

		1,284,970

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	30,359	1,019,455
BCE, Inc.	1,149	46,551
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	14,314
BT Group PLC	33,088	97,165
Deutsche Telekom AG	14,611	235,547
Elisa OYJ	564	23,921
Koninklijke KPN NV	13,289	35,055
Nippon Telegraph & Telephone Corp.	2,900	130,988
Orange SA	8,100	129,171
PCCW, Ltd.	36,000	20,970
Proximus SADP	242	5,782
Singapore Telecommunications, Ltd.	31,000	73,472
Spark New Zealand, Ltd.	4,216	11,318
Swisscom AG	129	58,546
Telecom Italia SpA (A)	49,323	29,950
Telecom Italia SpA	1,422	765
Telefonica SA	17,172	135,934
Telenor ASA	2,858	55,870
Telia Co. AB	10,340	47,492
Telstra Corp., Ltd. (B)	15,830	36,502

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
United Internet AG	300	$ 14,194
Verizon Communications, Inc.	17,493	933,951

		3,156,913

Electric Utilities - 0.7%
American Electric Power Co., Inc.	2,000	141,760
Chubu Electric Power Co., Inc.	2,300	34,787
Chugoku Electric Power Co., Inc. (B)	1,700	21,845
CK Infrastructure Holdings, Ltd.	2,000	15,840
CLP Holdings, Ltd.	8,500	99,513
Duke Energy Corp.	3,296	263,746
EDP - Energias de Portugal SA	10,120	37,341
Electricite de France SA	1,316	23,110
Enel SpA	30,044	153,902
Entergy Corp.	600	48,678
Eversource Energy	2,461	151,204
Exelon Corp.	3,078	134,386
FirstEnergy Corp.	1,066	39,623
Fortis, Inc.	1,300	42,151
Fortum OYJ	1,387	34,768
HK Electric Investments & HK Electric Investments, Ltd. (B)	1,000	1,009
Hydro One, Ltd. (G)	2,900	44,096
Iberdrola SA	26,583	195,617
Kansai Electric Power Co., Inc.	2,700	40,707
Kyushu Electric Power Co., Inc. (B)	3,500	42,233
NextEra Energy, Inc.	1,700	284,920
Orsted A/S (G)	700	47,550
PG&E Corp.	3,100	142,631
Power Assets Holdings, Ltd.	5,000	34,809
PPL Corp.	2,900	84,854
Southern Co.	3,100	135,160
SSE PLC	4,598	68,680
Terna Rete Elettrica Nazionale SpA	4,800	25,642
Tohoku Electric Power Co., Inc.	1,300	17,643

		2,408,205

Electrical Equipment - 0.4%
ABB, Ltd.	7,949	187,831
Eaton Corp. PLC	1,994	172,940
Emerson Electric Co.	2,700	206,766
Legrand SA	1,171	85,355
Melrose Industries PLC	19,063	49,669
Mitsubishi Electric Corp.	8,000	109,593
Nidec Corp.	1,000	143,857
OSRAM Licht AG	351	13,962
Prysmian SpA	896	20,868
Rockwell Automation, Inc.	500	93,760
Schneider Electric SE	1,982	159,473
Vestas Wind Systems A/S	1,000	67,633

		1,311,707

Electronic Equipment, Instruments & Components - 0.3%
Alps Electric Co., Ltd. (B)	600	15,240
Amphenol Corp., Class A	1,200	112,824
Hexagon AB, B Shares	1,072	62,843
Hirose Electric Co., Ltd. (B)	315	34,433
Hitachi High-Technologies Corp.	500	17,228
Hitachi, Ltd.	3,560	120,944
Keyence Corp.	400	232,283
Kyocera Corp.	1,200	72,030
Murata Manufacturing Co., Ltd.	700	107,600
Nippon Electric Glass Co., Ltd.	300	9,439
Omron Corp.	600	25,348
TDK Corp.	500	54,524

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity, Ltd.	800	$ 70,344
Venture Corp., Ltd.	1,000	12,896
Yaskawa Electric Corp.	1,100	32,675

		980,651

Energy Equipment & Services - 0.2%
Baker Hughes a GE Co.	3,000	101,490
Halliburton Co.	3,900	158,067
Schlumberger, Ltd.	5,129	312,459
TechnipFMC PLC	2,662	83,187
Tenaris SA	3,718	62,291

		717,494

Entertainment - 0.7%
Activision Blizzard, Inc.	3,600	299,484
Electronic Arts, Inc. (A)	1,100	132,539
Netflix, Inc. (A)	1,600	598,608
Nexon Co., Ltd. (A)	2,000	26,140
Nintendo Co., Ltd.	400	145,960
Twenty-First Century Fox, Inc., Class A	4,100	189,953
Twenty-First Century Fox, Inc., Class B	3,400	155,788
Vivendi SA	5,666	145,846
Walt Disney Co.	5,600	654,864

		2,349,182

Equity Real Estate Investment Trusts - 0.9%
American Tower Corp.	1,935	281,155
Ascendas Real Estate Investment Trust	8,000	15,449
Boston Properties, Inc.	1,200	147,708
British Land Co. PLC	8,400	67,531
Brookfield Property REIT, Inc.	2,298	48,097
CapitaLand Commercial Trust	11,000	14,323
CapitaLand Mall Trust	1,000	1,624
Covivio	400	41,682
Crown Castle International Corp.	1,500	166,995
Digital Realty Trust, Inc.	500	56,240
Equinix, Inc.	300	129,867
Essex Property Trust, Inc.	269	66,365
Federal Realty Investment Trust	500	63,235
Gecina SA	5	835
Goodman Group	5,200	38,941
HCP, Inc.	3,100	81,592
Host Hotels & Resorts, Inc.	7,000	147,700
Japan Retail Fund Investment Corp.	25	45,349
Kimco Realty Corp.	1,900	31,806
Klepierre SA	1,069	37,893
Land Securities Group PLC	3,979	45,815
Link REIT	10,500	103,346
Macerich Co.	600	33,174
Mirvac Group	4,600	8,014
Nippon Building Fund, Inc.	4	23,130
Prologis, Inc.	200	13,558
Public Storage	1,000	201,630
RioCan Real Estate Investment Trust	1,500	28,661
SBA Communications Corp. (A)	700	112,441
Scentre Group	31,774	91,182
Simon Property Group, Inc.	1,413	249,748
SL Green Realty Corp.	700	68,271
Stockland	15,671	47,010
Suntec Real Estate Investment Trust	14,000	19,765
Unibail-Rodamco-Westfield (A)	146	29,363
Unibail-Rodamco-Westfield	369	74,212
Ventas, Inc.	2,200	119,636
VEREIT, Inc.	3,301	23,965
Vornado Realty Trust	1,300	94,900

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Welltower, Inc.	2,000	$ 128,640
Weyerhaeuser Co.	6,300	203,301

		3,204,149

Food & Staples Retailing - 0.7%
Aeon Co., Ltd.	2,200	53,006
Alimentation Couche-Tard, Inc., Class B	1,900	95,040
Carrefour SA	1,400	26,820
Colruyt SA (B)	300	16,980
Costco Wholesale Corp.	2,100	493,248
Dairy Farm International Holdings, Ltd.	1,000	9,000
FamilyMart UNY Holdings Co., Ltd.	300	31,236
George Weston, Ltd. (B)	400	30,278
ICA Gruppen AB (B)	500	15,865
Jeronimo Martins SGPS SA	1,149	16,922
Koninklijke Ahold Delhaize NV	4,421	101,377
Kroger Co.	3,200	93,152
Lawson, Inc.	500	30,452
Loblaw Cos., Ltd.	909	46,701
Metro, Inc. (B)	200	6,221
Seven & i Holdings Co., Ltd.	3,200	142,510
Tesco PLC	34,088	106,544
Walgreens Boots Alliance, Inc.	3,700	269,730
Walmart, Inc.	6,200	582,242
Wesfarmers, Ltd.	4,891	176,243
Woolworths Group, Ltd.	5,314	107,862

		2,451,429

Food Products - 0.7%
a2 Milk Co., Ltd. (A)	2,100	15,674
Ajinomoto Co., Inc.	3,000	51,501
Bunge, Ltd.	600	41,226
Campbell Soup Co. (B)	1,100	40,293
Chocoladefabriken Lindt & Spruengli AG	1	82,026
Conagra Brands, Inc.	1,500	50,955
Danone SA	2,555	197,864
Golden Agri-Resources, Ltd.	16,000	2,926
Hormel Foods Corp.	3,400	133,960
J.M. Smucker, Co.	500	51,305
Kerry Group PLC, Class A	630	69,672
Kikkoman Corp.	1,000	59,496
Kraft Heinz Co.	2,033	112,039
Marine Harvest ASA	1,700	39,384
MEIJI Holdings Co., Ltd.	600	40,292
Mondelez International, Inc., Class A	6,100	262,056
Nestle SA	11,462	955,595
Orkla ASA	3,187	26,925
Saputo, Inc.	1,000	29,745
Toyo Suisan Kaisha, Ltd.	1,000	38,770
WH Group, Ltd. (G)	24,000	16,892
Wilmar International, Ltd.	8,000	18,843
Yakult Honsha Co., Ltd.	600	49,164

		2,386,603

Gas Utilities - 0.1%
APA Group	4,694	33,863
Hong Kong & China Gas Co., Ltd.	33,426	66,354
Naturgy Energy Group SA	2,960	80,797
Osaka Gas Co., Ltd.	1,400	27,305
Toho Gas Co., Ltd.	720	27,344
Tokyo Gas Co., Ltd.	1,800	44,239

		279,902

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	8,528	625,614

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Baxter International, Inc.	2,000	$ 154,180
Becton Dickinson and Co.	900	234,900
Boston Scientific Corp. (A)	5,400	207,900
Coloplast A/S, Class B	200	20,452
Danaher Corp.	2,100	228,186
DENTSPLY SIRONA, Inc.	2,100	79,254
Edwards Lifesciences Corp. (A)	800	139,280
Essilor International Cie Generale d’Optique SA	964	142,649
Fisher & Paykel Healthcare Corp., Ltd.	2,400	23,942
Hoya Corp.	1,600	95,054
Intuitive Surgical, Inc. (A)	600	344,400
Koninklijke Philips NV	3,632	165,451
Medtronic PLC	5,712	561,889
Olympus Corp.	1,200	46,840
Siemens Healthineers AG (A) (G)	1,000	43,975
Smith & Nephew PLC	2,200	40,130
Stryker Corp.	1,300	230,984
Sysmex Corp.	600	51,646
Terumo Corp.	1,400	82,926
William Demant Holding A/S (A)	1,400	52,618
Zimmer Biomet Holdings, Inc.	1,200	157,764

		3,730,034

Health Care Providers & Services - 1.0%
Aetna, Inc.	1,600	324,560
AmerisourceBergen Corp.	1,000	92,220
Anthem, Inc.	900	246,645
Cigna Corp.	1,300	270,725
CVS Health Corp.	4,700	369,984
DaVita, Inc. (A)	1,200	85,956
Express Scripts Holding Co. (A)	2,928	278,189
Fresenius Medical Care AG & Co. KGaA	1,268	130,409
Fresenius SE & Co. KGaA	1,644	120,710
HCA Healthcare, Inc.	1,300	180,856
Humana, Inc.	600	203,112
Laboratory Corp. of America Holdings (A)	400	69,472
McKesson Corp.	1,000	132,650
Medipal Holdings Corp.	900	18,781
Ryman Healthcare, Ltd.	1,600	14,848
Sonic Healthcare, Ltd.	3,610	65,002
Suzuken Co., Ltd.	100	4,744
UnitedHealth Group, Inc.	3,600	957,744

		3,566,607

Health Care Technology - 0.0% (H)
M3, Inc.	1,600	36,303

Hotels, Restaurants & Leisure - 0.7%
Accor SA	500	25,671
Aristocrat Leisure, Ltd.	3,600	74,008
Carnival PLC	1,600	99,350
Chipotle Mexican Grill, Inc. (A)	136	61,815
Compass Group PLC	7,057	156,920
Crown Resorts, Ltd.	2,958	29,272
Galaxy Entertainment Group, Ltd.	11,400	72,303
Genting Singapore, Ltd.	36,000	27,914
Hilton Worldwide Holdings, Inc.	900	72,702
Las Vegas Sands Corp.	2,300	136,459
Marriott International, Inc., Class A	1,300	171,639
McDonald’s Corp.	3,400	568,786
McDonald’s Holdings Co. Japan, Ltd.	400	17,567
MGM China Holdings, Ltd.	10,000	15,840
Oriental Land Co., Ltd.	800	83,647
Paddy Power Betfair PLC	368	31,404
Restaurant Brands International, Inc. (B)	1,000	59,211

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Sands China, Ltd.	10,000	$ 45,284
Starbucks Corp.	6,700	380,828
TUI AG	2,000	38,398
Whitbread PLC	1,300	79,926
Wynn Macau, Ltd.	9,161	21,064
Wynn Resorts, Ltd.	625	79,413
Yum! Brands, Inc.	1,700	154,547

		2,503,968

Household Durables - 0.2%
Electrolux AB, Series B	977	21,546
Garmin, Ltd.	800	56,040
Iida Group Holdings Co., Ltd.	1,600	28,460
Newell Brands, Inc.	1,700	34,510
Panasonic Corp. (B)	9,500	110,660
Rinnai Corp.	200	15,244
Sekisui Chemical Co., Ltd.	900	16,603
Sekisui House, Ltd.	3,000	45,745
Sharp Corp.	600	12,193
Sony Corp.	4,900	300,417
Techtronic Industries Co., Ltd.	1,912	12,212

		653,630

Household Products - 0.5%
Church & Dwight Co., Inc.	1,800	106,866
Clorox Co.	600	90,246
Colgate-Palmolive Co.	3,400	227,630
Essity AB, Class B	2,423	60,906
Henkel AG & Co. KGaA	564	59,884
Kimberly-Clark Corp.	1,400	159,096
Procter & Gamble Co.	9,400	782,362
Reckitt Benckiser Group PLC	2,937	268,579
Unicharm Corp.	1,500	49,613

		1,805,182

Independent Power & Renewable Electricity Producers - 0.0% (H)
AES Corp.	3,000	42,000
Meridian Energy, Ltd.	5,083	11,068

		53,068

Industrial Conglomerates - 0.7%
3M Co.	2,800	589,988
CK Hutchison Holdings, Ltd.	12,156	140,064
General Electric Co.	36,005	406,496
Honeywell International, Inc.	3,300	549,120
Jardine Matheson Holdings, Ltd.	1,100	69,025
Jardine Strategic Holdings, Ltd.	1,000	36,300
Keppel Corp., Ltd.	5,200	26,475
Roper Technologies, Inc.	400	118,484
Seibu Holdings, Inc.	1,300	23,375
Sembcorp Industries, Ltd.	8,000	18,083
Siemens AG	2,819	361,143
Smiths Group PLC	3,680	71,732
Toshiba Corp. (A)	2,550	73,726

		2,484,011

Insurance - 1.5%
Ageas	501	26,938
AIA Group, Ltd.	44,600	398,237
Allianz SE	1,904	424,443
Allstate Corp.	1,200	118,440
American International Group, Inc.	5,920	315,181
Arch Capital Group, Ltd. (A)	900	26,829
Assicurazioni Generali SpA	4,281	73,960

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Aviva PLC	17,697	$ 112,909
Brighthouse Financial, Inc. (A)	363	16,059
Chubb, Ltd.	1,821	243,358
CNP Assurances	2,400	57,848
Dai-ichi Life Holdings, Inc.	4,700	97,851
Direct Line Insurance Group PLC	700	2,955
Everest Re Group, Ltd.	100	22,847
Fairfax Financial Holdings, Ltd.	100	54,329
Great-West Lifeco, Inc.	1,000	24,264
Hannover Rueck SE	200	28,260
Hartford Financial Services Group, Inc.	1,800	89,928
Insurance Australia Group, Ltd.	14,101	74,612
Japan Post Holdings Co., Ltd.	6,400	76,156
Legal & General Group PLC	24,800	84,754
Lincoln National Corp.	400	27,064
Loews Corp.	2,700	135,621
Manulife Financial Corp.	7,900	141,223
Mapfre SA	2,680	8,408
Marsh & McLennan Cos., Inc.	2,000	165,440
MetLife, Inc.	4,000	186,880
MS&AD Insurance Group Holdings, Inc. (B)	2,100	70,123
Muenchener Rueckversicherungs-Gesellschaft AG	631	139,748
NN Group NV	2,600	116,010
Poste Italiane SpA (G)	3,200	25,569
Power Corp. of Canada	600	13,034
Principal Financial Group, Inc.	1,400	82,026
Prudential Financial, Inc.	2,000	202,640
Prudential PLC	11,309	259,353
RenaissanceRe Holdings, Ltd.	200	26,716
Sampo OYJ, Class A	1,811	93,779
SCOR SE	1,574	73,100
Sompo Holdings, Inc. (B)	1,700	72,402
Sun Life Financial, Inc.	2,500	99,388
Suncorp Group, Ltd.	4,800	50,172
Swiss Re AG	1,463	135,060
T&D Holdings, Inc.	2,100	34,655
Tokio Marine Holdings, Inc.	3,100	153,800
Travelers Cos., Inc.	1,600	207,536
Zurich Insurance Group AG	709	224,100

		5,114,005

Interactive Media & Services - 1.3%
Alphabet, Inc., Class A (A)	1,200	1,448,496
Alphabet, Inc., Class C (A)	1,203	1,435,744
Facebook, Inc., Class A (A)	8,845	1,454,649
LINE Corp. (A) (B)	800	33,797
REA Group, Ltd.	400	24,846
Twitter, Inc. (A)	4,828	137,405
Yahoo Japan Corp.	10,300	37,077

		4,572,014

Internet & Catalog Retail - 0.1%
eBay, Inc. (A)	4,200	138,684
Zalando SE (A) (G)	1,100	42,797

		181,481

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (A)	1,500	3,004,500
Booking Holdings, Inc. (A)	200	396,800
Qurate Retail, Inc., Class A (A)	2,000	44,420
Start Today Co., Ltd.	800	24,221

		3,469,941

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.4%
Accenture PLC, Class A	2,300	$ 391,460
Amadeus IT Group SA	1,607	149,302
Atos SE	313	37,249
Automatic Data Processing, Inc.	2,100	316,386
Capgemini SE	792	99,679
CGI Group, Inc., Class A (A)	1,300	83,818
Cognizant Technology Solutions Corp., Class A	3,200	246,880
Computershare, Ltd.	1,370	19,757
Fidelity National Information Services, Inc.	1,100	119,977
Fiserv, Inc. (A)	2,000	164,760
FleetCor Technologies, Inc. (A)	400	91,136
Fujitsu, Ltd.	700	49,879
International Business Machines Corp.	3,500	529,235
Mastercard, Inc., Class A	4,000	890,440
NTT Data Corp.	2,955	40,910
Paychex, Inc.	300	22,095
PayPal Holdings, Inc. (A)	4,200	368,928
Shopify, Inc., Class A (A)	300	49,309
Visa, Inc., Class A	7,200	1,080,648
Western Union Co.	2,100	40,026
Wirecard AG	300	65,031

		4,856,905

Leisure Products - 0.0% (H)
Mattel, Inc. (B)	2,600	40,820
Sankyo Co., Ltd.	300	11,736
Sega Sammy Holdings, Inc.	2,200	32,433
Shimano, Inc.	300	48,345
Yamaha Corp.	700	37,089

		170,423

Life Sciences Tools & Services - 0.2%
Illumina, Inc. (A)	500	183,530
Lonza Group AG (A)	342	116,741
Thermo Fisher Scientific, Inc.	1,500	366,120

		666,391

Machinery - 0.8%
Alfa Laval AB	700	18,982
Andritz AG	200	11,669
Atlas Copco AB, A Shares	3,127	90,143
Atlas Copco AB, B Shares	1,598	42,641
Caterpillar, Inc.	2,300	350,727
CNH Industrial NV	3,146	37,805
Deere & Co.	1,600	240,528
Dover Corp.	1,300	115,089
Epiroc AB, Class A (A)	3,127	34,938
Epiroc AB, Class B (A)	1,598	16,452
FANUC Corp.	800	150,818
Fortive Corp.	2,150	181,030
Hino Motors, Ltd. (B)	2,000	21,898
Hitachi Construction Machinery Co., Ltd. (B)	200	6,689
Hoshizaki Corp.	300	31,051
Illinois Tool Works, Inc.	1,800	254,016
JTEKT Corp.	1,200	17,564
Kawasaki Heavy Industries, Ltd.	700	19,746
Komatsu, Ltd. (B)	4,000	121,669
Kone OYJ, Class B	1,488	79,506
Kubota Corp.	5,000	84,976
Kurita Water Industries, Ltd.	500	14,566
Makita Corp.	600	30,048
MAN SE	400	43,493
Mitsubishi Heavy Industries, Ltd.	1,500	57,917

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Nabtesco Corp.	600	$ 15,948
NGK Insulators, Ltd. (B)	1,400	23,091
NSK, Ltd. (B)	2,000	22,918
PACCAR, Inc.	2,800	190,932
Pentair PLC	263	11,401
Sandvik AB	5,023	89,157
SMC Corp.	200	64,003
Stanley Black & Decker, Inc.	500	73,220
Sumitomo Heavy Industries, Ltd.	800	28,551
Volvo AB, Class B	7,096	125,434
Wartsila OYJ Abp (B)	1,761	34,329
Weir Group PLC	2,900	66,639

		2,819,584

Marine - 0.0% (H)
AP Moller - Maersk A/S, Class B	30	42,131
Keuhne & Nagel International AG	443	70,192
Mitsui O.S.K. Lines, Ltd.	700	20,423
Nippon Yusen KK (B)	1,100	20,689

		153,435

Media - 0.7%
Axel Springer SE	700	47,098
CBS Corp., Class B	1,500	86,175
Charter Communications, Inc., Class A (A)	863	281,234
Comcast Corp., Class A	20,800	736,528
Dentsu, Inc.	1,300	60,298
Discovery, Inc., Class A (A) (B)	2,000	64,000
Discovery, Inc., Class C (A)	2,952	87,320
DISH Network Corp., Class A (A)	3,200	114,432
Eutelsat Communications SA	1,278	30,211
Informa PLC	4,644	46,136
JCDecaux SA	15	549
Liberty Global PLC, Class A (A)	2,200	63,646
Liberty Global PLC, Series C (A)	2,200	61,952
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	600	26,064
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	1,200	52,140
News Corp., Class A	1,524	20,102
Omnicom Group, Inc.	2,300	156,446
Pearson PLC	7,530	87,350
Publicis Groupe SA	701	41,899
Shaw Communications, Inc., Class B (B)	2,300	44,819
Singapore Press Holdings, Ltd. (B)	7,000	14,696
Sirius XM Holdings, Inc. (B)	6,832	43,178
Sky PLC	4,495	101,298
Telenet Group Holding NV (A) (B)	200	11,011
WPP PLC	5,810	85,156

		2,363,738

Metals & Mining - 0.7%
Agnico Eagle Mines, Ltd. (B)	1,300	44,405
Anglo American PLC (B)	4,851	108,942
Antofagasta PLC	5,815	64,803
ArcelorMittal	519	16,149
Barrick Gold Corp.	4,200	46,466
BHP Billiton PLC	7,679	167,267
BHP Billiton, Ltd.	13,601	340,464
Boliden AB	1,192	33,249
First Quantum Minerals, Ltd.	3,948	44,962
Fortescue Metals Group, Ltd.	24,092	68,267
Franco-Nevada Corp.	1,100	68,811
Glencore PLC (A)	56,702	245,144
JFE Holdings, Inc.	2,100	48,184

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Kinross Gold Corp. (A)	6,433	$ 17,531
Kobe Steel, Ltd.	900	8,000
Newcrest Mining, Ltd.	3,252	45,627
Newmont Mining Corp.	6,400	193,280
Nippon Steel & Sumitomo Metal Corp.	3,100	65,577
Norsk Hydro ASA	5,754	34,544
Nucor Corp.	2,400	152,280
Rio Tinto PLC	4,842	244,869
Rio Tinto, Ltd.	1,626	92,571
South32, Ltd.	13,380	37,913
Sumitomo Metal Mining Co., Ltd.	1,000	35,082
Teck Resources, Ltd., Class B	2,100	50,612
thyssenkrupp AG	2,686	67,798
Turquoise Hill Resources, Ltd. (A)	16,445	35,013
voestalpine AG	363	16,606

		2,394,416

Mortgage Real Estate Investment Trusts - 0.0% (H)
AGNC Investment Corp.	1,500	27,945
Annaly Capital Management, Inc.	600	6,138

		34,083

Multi-Utilities - 0.5%
AGL Energy, Ltd.	3,330	46,938
Ameren Corp.	1,100	69,542
Canadian Utilities, Ltd., Class A (B)	600	14,753
CenterPoint Energy, Inc.	1,900	52,535
Centrica PLC	21,915	44,246
CMS Energy Corp.	3,100	151,900
Consolidated Edison, Inc.	1,600	121,904
Dominion Energy, Inc.	2,400	168,672
DTE Energy Co.	700	76,391
E.ON SE	8,854	90,258
Engie SA	7,410	108,962
Innogy SE (G)	1,100	49,158
National Grid PLC	15,210	156,893
Public Service Enterprise Group, Inc.	2,800	147,812
RWE AG	1,736	42,831
SCANA Corp.	1,500	58,335
Sempra Energy	600	68,250
Veolia Environnement SA	2,882	57,520
WEC Energy Group, Inc.	2,600	173,576

		1,700,476

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd., Class A	400	46,867
Dollar Tree, Inc. (A)	973	79,348
Dollarama, Inc.	1,200	37,803
Isetan Mitsukoshi Holdings, Ltd. (B)	1,200	14,733
Kohl’s Corp.	800	59,640
Macy’s, Inc.	3,200	111,136
Marks & Spencer Group PLC	13,300	50,064
Nordstrom, Inc.	700	41,867
Ryohin Keikaku Co., Ltd.	95	28,261
Target Corp.	2,300	202,883

		672,602

Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.	1,941	130,843
Apache Corp.	3,400	162,078
BP PLC	71,068	545,869
Canadian Natural Resources, Ltd.	4,700	153,556
Cenovus Energy, Inc.	2,400	24,099
Chevron Corp.	7,000	855,960
ConocoPhillips	5,300	410,220

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Crescent Point Energy Corp.	4,600	$ 29,274
Devon Energy Corp.	4,400	175,736
Enagas SA	700	18,896
Enbridge, Inc.	6,100	196,840
Encana Corp.	3,100	40,633
Eni SpA	10,808	204,317
EOG Resources, Inc.	2,200	280,654
EQT Corp.	600	26,538
Equinor ASA	4,735	133,520
Exxon Mobil Corp.	17,115	1,455,117
Galp Energia SGPS SA	2,135	42,363
Hess Corp.	3,000	214,740
Husky Energy, Inc.	1,700	29,850
Imperial Oil, Ltd.	900	29,126
Inpex Corp.	3,200	39,908
JXTG Holdings, Inc.	15,650	118,222
Keyera Corp.	600	16,077
Kinder Morgan, Inc.	8,156	144,606
Lundin Petroleum AB	596	22,814
Marathon Oil Corp.	1,600	37,248
Marathon Petroleum Corp.	2,588	206,962
Neste OYJ	497	41,085
Noble Energy, Inc.	2,600	81,094
Occidental Petroleum Corp.	2,900	238,293
Oil Search, Ltd.	8,200	53,524
OMV AG	597	33,541
ONEOK, Inc.	2,500	169,475
Origin Energy, Ltd. (A)	8,100	48,363
Pembina Pipeline Corp.	1,900	64,562
Phillips 66	2,500	281,800
Pioneer Natural Resources Co.	500	87,095
PrairieSky Royalty, Ltd. (B)	94	1,651
Repsol SA	5,173	103,095
Royal Dutch Shell PLC, Class A	16,481	566,356
Royal Dutch Shell PLC, Class B	14,528	509,184
Santos, Ltd.	4,052	21,264
Seven Generations Energy, Ltd., Class A (A)	1,500	17,884
Showa Shell Sekiyu KK	200	4,237
Suncor Energy, Inc.	6,100	236,038
TOTAL SA	8,876	575,458
Tourmaline Oil Corp.	1,724	30,352
TransCanada Corp. (B)	4,000	161,840
Valero Energy Corp.	1,600	182,000
Vermilion Energy, Inc. (B)	500	16,475
Williams Cos., Inc.	400	10,876
Woodside Petroleum, Ltd. (B)	3,611	100,702

		9,382,310

Paper & Forest Products - 0.0% (H)
Mondi PLC	200	5,485
Stora Enso OYJ, Class R	1,863	35,636
UPM-Kymmene OYJ	2,088	81,940

		123,061

Personal Products - 0.4%
Beiersdorf AG	86	9,703
Coty, Inc., Class A	2,253	28,298
Estee Lauder Cos., Inc., Class A	700	101,724
Kao Corp.	2,200	177,634
L’Oreal SA	886	213,659
Shiseido Co., Ltd.	1,600	123,908
Unilever NV, CVA	6,902	384,371
Unilever PLC	4,438	243,874

		1,283,171

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.4%
Allergan PLC	1,368	$ 260,577
Astellas Pharma, Inc.	7,300	127,342
AstraZeneca PLC	5,530	429,801
Bausch Health Cos., Inc. (A)	1,400	35,952
Bayer AG	3,835	340,671
Bristol-Myers Squibb Co.	7,300	453,184
Chugai Pharmaceutical Co., Ltd.	700	44,975
Daiichi Sankyo Co., Ltd.	2,400	104,031
Eisai Co., Ltd.	900	87,608
Eli Lilly & Co.	3,800	407,778
GlaxoSmithKline PLC	18,369	367,943
Ipsen SA	200	33,624
Johnson & Johnson	9,894	1,367,054
Merck & Co., Inc.	10,000	709,400
Novartis AG	9,228	793,604
Novo Nordisk A/S, Class B	7,330	345,108
Ono Pharmaceutical Co., Ltd.	2,000	56,592
Orion OYJ, Class B	352	13,331
Otsuka Holdings Co., Ltd.	1,800	90,729
Perrigo Co. PLC	588	41,630
Pfizer, Inc.	22,000	969,540
Recordati SpA	100	3,386
Roche Holding AG	2,625	635,922
Sanofi	4,464	396,805
Shionogi & Co., Ltd.	1,400	91,477
Taisho Pharmaceutical Holdings Co., Ltd.	201	24,572
Takeda Pharmaceutical Co., Ltd. (B)	3,300	141,184
UCB SA	505	45,382
Zoetis, Inc.	1,900	173,964

		8,593,166

Professional Services - 0.2%
Experian PLC	3,140	80,646
Intertek Group PLC	1,100	71,572
Randstad NV	800	42,708
Recruit Holdings Co., Ltd.	5,100	170,210
RELX PLC (A)	5,546	116,517
RELX PLC	6,093	128,337
SGS SA	28	73,723

		683,713

Real Estate Management & Development - 0.3%
Azrieli Group, Ltd.	200	10,216
CapitaLand, Ltd.	11,000	27,117
City Developments, Ltd.	2,362	15,740
CK Asset Holdings, Ltd.	12,156	91,228
Daito Trust Construction Co., Ltd. (B)	300	38,589
Daiwa House Industry Co., Ltd.	2,100	62,250
Deutsche Wohnen SE	1,600	76,759
Henderson Land Development Co., Ltd.	4,273	21,479
Hongkong Land Holdings, Ltd.	5,000	33,100
Hulic Co., Ltd.	5,300	52,011
Hysan Development Co., Ltd.	389	1,965
LendLease Group	4,700	66,793
Mitsubishi Estate Co., Ltd.	5,200	88,421
Mitsui Fudosan Co., Ltd.	4,200	99,400
New World Development Co., Ltd.	22,000	30,014
Sino Land Co., Ltd.	15,200	26,057
Sumitomo Realty & Development Co., Ltd.	1,900	68,227
Sun Hung Kai Properties, Ltd.	7,000	101,937
Swire Pacific, Ltd., Class A	2,500	27,384
Vonovia SE	2,080	101,623

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Wharf Holdings, Ltd.	6,000	$ 16,325
Wharf Real Estate Investment Co., Ltd.	6,000	38,706

		1,095,341

Road & Rail - 0.6%
Canadian National Railway Co.	2,900	260,217
Canadian Pacific Railway, Ltd.	700	148,075
Central Japan Railway Co.	618	128,691
CSX Corp.	4,400	325,820
DSV A/S	915	83,196
East Japan Railway Co.	1,400	130,056
Hankyu Hanshin Holdings, Inc.	1,100	39,016
Kansas City Southern	500	56,640
Keikyu Corp. (B)	1,500	27,341
Keisei Electric Railway Co., Ltd.	800	28,164
Kintetsu Group Holdings Co., Ltd.	700	28,155
MTR Corp., Ltd.	4,000	21,052
Norfolk Southern Corp.	800	144,400
Odakyu Electric Railway Co., Ltd.	1,000	23,658
Tobu Railway Co., Ltd.	800	23,658
Tokyu Corp.	1,500	27,434
Union Pacific Corp.	3,400	553,622
West Japan Railway Co.	720	50,195

		2,099,390

Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	1,310	121,123
Applied Materials, Inc.	5,000	193,250
ASM Pacific Technology, Ltd.	1,178	11,993
ASML Holding NV	1,328	248,088
Broadcom, Inc.	1,750	431,777
Infineon Technologies AG	4,149	94,273
Intel Corp.	17,300	818,117
KLA-Tencor Corp.	700	71,197
Marvell Technology Group, Ltd.	2,500	48,250
Maxim Integrated Products, Inc.	1,300	73,307
Micron Technology, Inc. (A)	4,400	199,012
NVIDIA Corp.	2,500	702,550
NXP Semiconductors NV	1,500	128,250
QUALCOMM, Inc.	7,300	525,819
Renesas Electronics Corp. (A)	3,300	20,621
Rohm Co., Ltd.	400	29,150
Skyworks Solutions, Inc.	1,300	117,923
STMicroelectronics NV	3,600	65,497
Texas Instruments, Inc.	4,200	450,618
Tokyo Electron, Ltd. (B)	700	96,171
Xilinx, Inc.	1,100	88,187

		4,535,173

Software - 1.9%
Adobe Systems, Inc. (A)	2,100	566,895
Blackberry, Ltd. (A)	1,700	19,242
CA, Inc.	1,500	66,225
Citrix Systems, Inc. (A)	1,300	144,508
Constellation Software, Inc.	100	73,539
Dassault Systemes SE	500	74,743
Dell Technologies, Inc., Class V (A)	824	80,027
Intuit, Inc.	1,000	227,400
Microsoft Corp.	27,000	3,087,990
Nice, Ltd. (A)	271	30,868
Open Text Corp.	500	19,026
Oracle Corp.	700	56,434
Oracle Corp.	14,433	744,166
Red Hat, Inc. (A)	600	81,768
Sage Group PLC	7,890	60,304

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
salesforce.com, Inc. (A)	3,600	$ 572,508
SAP SE	3,635	447,364
Symantec Corp.	6,900	146,832
Trend Micro, Inc.	400	25,735
VMware, Inc., Class A (A)	900	140,454
Workday, Inc., Class A (A)	900	131,382

		6,797,410

Specialty Retail - 0.7%
ABC-Mart, Inc.	400	22,250
Fast Retailing Co., Ltd.	200	101,954
Gap, Inc.	4,000	115,400
Hennes & Mauritz AB, B Shares (B)	3,974	73,440
Home Depot, Inc.	5,000	1,035,750
Industria de Diseno Textil SA	4,560	138,236
Kingfisher PLC	10,833	36,429
L Brands, Inc.	400	12,120
Lowe’s Cos., Inc.	4,500	516,690
Nitori Holdings Co., Ltd.	450	64,537
O’Reilly Automotive, Inc. (A)	400	138,928
Tiffany & Co.	500	64,485
TJX Cos., Inc.	2,700	302,454

		2,622,673

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	18,382	4,149,553
Brother Industries, Ltd.	2,200	43,450
Canon, Inc.	3,700	117,559
FUJIFILM Holdings Corp.	1,700	76,531
Hewlett Packard Enterprise Co.	7,200	117,432
HP, Inc.	7,200	185,544
Konica Minolta, Inc.	1,500	15,948
NEC Corp.	700	19,345
NetApp, Inc.	3,400	292,026
Seagate Technology PLC	2,800	132,580
Western Digital Corp.	1,538	90,034
Xerox Corp.	1,200	32,376

		5,272,378

Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	924	226,256
Burberry Group PLC	3,000	78,791
Cie Financiere Richemont SA	1,908	155,533
Gildan Activewear, Inc.	100	3,043
Hermes International	100	66,249
Kering SA	340	182,259
Li & Fung, Ltd.	20,000	4,471
Lululemon Athletica, Inc. (A)	234	38,023
Luxottica Group SpA	871	59,180
LVMH Moet Hennessy Louis Vuitton SE	1,061	375,229
Michael Kors Holdings, Ltd. (A)	830	56,905
NIKE, Inc., Class B	5,200	440,544
Pandora A/S (B)	500	31,224
Puma SE	28	13,816
Ralph Lauren Corp.	700	96,285
Swatch Group AG	446	88,483
Tapestry, Inc.	2,400	120,648
VF Corp.	900	84,105

		2,121,044

Tobacco - 0.5%
Altria Group, Inc.	8,700	524,697
British American Tobacco PLC	9,352	436,929
Imperial Brands PLC	3,581	124,669
Japan Tobacco, Inc.	4,678	122,117

	Shares	Value
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	7,200	$ 587,088
Swedish Match AB	700	35,837

		1,831,337

Trading Companies & Distributors - 0.2%
Bunzl PLC	2,400	75,482
Fastenal Co.	2,700	156,654
Ferguson PLC	28	2,378
Finning International, Inc.	500	12,213
ITOCHU Corp.	6,000	109,840
Marubeni Corp.	6,400	58,581
Mitsubishi Corp.	5,600	172,554
Mitsui & Co., Ltd.	7,400	131,594
Sumitomo Corp.	5,500	91,707

		811,003

Transportation Infrastructure - 0.1%
Aena SME SA (G)	300	52,073
Aeroports de Paris	224	50,429
Atlantia SpA	2,254	46,766
Auckland International Airport, Ltd.	4,656	22,529
Kamigumi Co., Ltd.	1,000	22,038
SATS, Ltd.	4,000	15,274
Sydney Airport	4,436	22,093
Transurban Group	14,666	118,947

		350,149

Water Utilities - 0.0% (H)
American Water Works Co., Inc.	1,100	96,767

Wireless Telecommunication Services - 0.3%
KDDI Corp.	6,754	186,594
Millicom International Cellular SA, SDR	429	24,642
NTT DOCOMO, Inc.	4,500	120,995
Rogers Communications, Inc., Class B	1,700	87,432
SoftBank Group Corp.	3,000	302,852
Sprint Corp. (A)	15,500	101,370
Tele2 AB, Class B	210	2,528
Vodafone Group PLC	98,842	211,927

		1,038,340

Total Common Stocks (Cost $96,607,987)		154,680,843

PREFERRED STOCKS - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE,
3.15% (I)	98	6,599
Volkswagen AG,
2.70% (I)	699	123,035

		129,634

Household Products - 0.0% (H)
Henkel AG & Co. KGaA,
1.80% (I)	744	87,289

Total Preferred Stocks (Cost $182,156)		216,923

EXCHANGE-TRADED FUND - 0.1%
International Equity Fund - 0.1%
iShares Core MSCI Emerging Markets ETF	7,824	405,127

Total Exchange-Traded Fund (Cost $455,190)		405,127

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.3%
Ally Auto Receivables Trust
Series 2016-2, Class A4,
1.60%, 01/15/2021	$ 700,000	$ 694,140
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A,
2.04%, 03/15/2022	280,000	279,292

Total Asset-Backed Securities (Cost $979,774)		973,432

CORPORATE DEBT SECURITIES - 12.9%
Aerospace & Defense - 0.2%
L3 Technologies, Inc.
3.85%, 12/15/2026	92,000	88,505
Lockheed Martin Corp.
4.07%, 12/15/2042	185,000	179,828
Raytheon Co.
2.50%, 12/15/2022	170,000	164,692
United Technologies Corp.
4.50%, 06/01/2042	220,000	217,495

		650,520

Air Freight & Logistics - 0.1%
United Parcel Service, Inc.
2.45%, 10/01/2022	170,000	164,356

Automobiles - 0.1%
Ford Motor Co.
5.29%, 12/08/2046	48,000	42,752
General Motors Co.
5.00%, 04/01/2035	281,000	262,626

		305,378

Banks - 2.3%
Bank of America Corp.
4.13%, 01/22/2024, MTN	825,000	838,175
Fixed until 01/20/2047, 4.44% (J), 01/20/2048, MTN	197,000	195,858
5.63%, 07/01/2020, MTN	205,000	213,345
Barclays Bank PLC
5.14%, 10/14/2020	110,000	112,717
Barclays PLC
5.25%, 08/17/2045	200,000	193,844
BNP Paribas SA
5.00%, 01/15/2021	85,000	87,935
Citigroup, Inc.
3.50%, 05/15/2023	385,000	378,711
3.75%, 06/16/2024	490,000	485,851
3.88%, 10/25/2023	848,000	854,247
6.13%, 08/25/2036	172,000	196,016
Commonwealth Bank of Australia
4.32%, 01/10/2048 (G)	200,000	181,090
Cooperatieve Rabobank UA
2.25%, 01/14/2020, MTN	250,000	247,524
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	256,411
HSBC Holdings PLC
2.95%, 05/25/2021	510,000	503,105
4.30%, 03/08/2026	550,000	547,611

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
3.38%, 05/01/2023	$ 390,000	$ 382,825
3.63%, 05/13/2024	480,000	475,752
4.13%, 12/15/2026	201,000	199,519
4.40%, 07/22/2020	540,000	551,383
4.63%, 05/10/2021	53,000	54,670
Lloyds Banking Group PLC
4.58%, 12/10/2025	200,000	196,358
Mellon Capital IV
3-Month LIBOR + 0.57%, 4.00% (J), 10/29/2018 (B) (K)	115,000	98,599
Wells Fargo & Co.
3.45%, 02/13/2023	175,000	171,900
4.10%, 06/03/2026, MTN	393,000	388,474
Westpac Banking Corp.
4.88%, 11/19/2019	50,000	51,061

		7,862,981

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	575,000	558,725
3.70%, 02/01/2024	470,000	468,580
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	110,000	112,977
8.20%, 01/15/2039	126,000	176,875
Coca-Cola Co.
3.30%, 09/01/2021	140,000	141,061
Diageo Capital PLC
4.83%, 07/15/2020	445,000	458,137
PepsiCo, Inc.
3.00%, 08/25/2021	180,000	179,608
4.25%, 10/22/2044	106,000	107,880

		2,203,843

Biotechnology - 0.3%
AbbVie, Inc.
4.40%, 11/06/2042	220,000	203,697
Amgen, Inc.
4.66%, 06/15/2051	168,000	166,206
5.70%, 02/01/2019	85,000	85,895
Biogen, Inc.
5.20%, 09/15/2045	80,000	84,879
Celgene Corp.
3.88%, 08/15/2025	490,000	482,716
Gilead Sciences, Inc.
4.50%, 02/01/2045	82,000	81,466

		1,104,859

Capital Markets - 0.6%
BlackRock, Inc.
5.00%, 12/10/2019	140,000	143,522
Goldman Sachs Capital I
6.35%, 02/15/2034	77,000	89,393
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	370,000	368,621
4.00%, 03/03/2024	842,000	844,777
6.00%, 06/15/2020, MTN	50,000	52,265
Morgan Stanley
4.38%, 01/22/2047	194,000	188,527
5.50%, 07/24/2020, MTN	200,000	207,506
6.25%, 08/09/2026, MTN	174,000	195,600

		2,090,211

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.5%
Dow Chemical Co.
4.25%, 11/15/2020	$ 50,000	$ 50,914
4.38%, 11/15/2042	510,000	483,779
8.55%, 05/15/2019	80,000	82,732
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	375,000	364,679
Ecolab, Inc.
5.50%, 12/08/2041	130,000	151,461
LYB International Finance II BV
3.50%, 03/02/2027	517,000	483,813
Mosaic Co.
5.63%, 11/15/2043	124,000	126,946
Praxair, Inc.
3.55%, 11/07/2042	160,000	147,519

		1,891,843

Commercial Services & Supplies - 0.1%
Cintas Corp. No. 2
4.30%, 06/01/2021	145,000	148,434

Communications Equipment - 0.1%
Cisco Systems, Inc.
5.90%, 02/15/2039	160,000	199,129
Motorola Solutions, Inc.
7.50%, 05/15/2025	4,000	4,564

		203,693

Construction Materials - 0.0% (H)
Lafarge SA
7.13%, 07/15/2036	73,000	87,824

Consumer Finance - 0.1%
American Express Co.
8.13%, 05/20/2019	75,000	77,515
Capital One Financial Corp.
3.50%, 06/15/2023	93,000	91,302
4.75%, 07/15/2021	80,000	82,598

		251,415

Containers & Packaging - 0.1%
International Paper Co.
3.00%, 02/15/2027	532,000	488,439

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 (B)	200,000	204,922
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	288,000	271,052
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/2022	155,000	153,511

		629,485

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
3.40%, 05/15/2025	509,000	484,603
4.55%, 03/09/2049	97,000	85,124
5.35%, 09/01/2040	10,000	9,917
British Telecommunications PLC
9.63%, 12/15/2030	102,000	144,878
Deutsche Telekom International Finance BV
4.88%, 03/06/2042 (G)	470,000	469,917
6.00%, 07/08/2019	75,000	76,745

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU
5.13%, 04/27/2020	$ 75,000	$ 77,082
Verizon Communications, Inc.
3.50%, 11/01/2024	382,000	376,687
4.60%, 04/01/2021	220,000	226,872
4.86%, 08/21/2046	294,000	293,269
5.15%, 09/15/2023	260,000	278,317

		2,523,411

Electric Utilities - 0.8%
AEP Texas, Inc.
6.65%, 02/15/2033	85,000	104,798
Ameren Illinois Co.
9.75%, 11/15/2018	103,000	103,885
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	371,000	449,123
Duke Energy Carolinas LLC
4.25%, 12/15/2041	455,000	455,721
Entergy Texas, Inc.
7.13%, 02/01/2019	100,000	101,341
Exelon Corp.
5.15%, 12/01/2020	90,000	92,611
Florida Power & Light Co.
4.13%, 02/01/2042	115,000	115,467
Pacific Gas & Electric Co.
3.50%, 06/15/2025	475,000	453,199
Progress Energy, Inc.
4.40%, 01/15/2021	165,000	168,186
Southern California Edison Co.
4.00%, 04/01/2047	239,000	224,493
5.55%, 01/15/2036	400,000	445,323
TECO Finance, Inc.
5.15%, 03/15/2020	75,000	76,730
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95,000	93,646

		2,884,523

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.
4.75%, 03/15/2042	155,000	154,693

Entertainment - 0.0% (H)
Walt Disney Co.
5.50%, 03/15/2019, MTN	85,000	86,154

Equity Real Estate Investment Trusts - 0.1%
American Tower Corp.
5.05%, 09/01/2020	90,000	92,808
Welltower, Inc.
4.95%, 01/15/2021	175,000	179,475

		272,283

Food & Staples Retailing - 0.1%
Ahold Finance USA LLC
6.88%, 05/01/2029	55,000	63,788
Costco Wholesale Corp.
1.70%, 12/15/2019	165,000	162,773

		226,561

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.2%
Kraft Heinz Foods Co.
3.00%, 06/01/2026	$ 534,000	$ 487,438
5.38%, 02/10/2020	78,000	80,217

		567,655

Gas Utilities - 0.0% (H)
CenterPoint Energy Resources Corp.
4.10%, 09/01/2047	108,000	99,115

Health Care Equipment & Supplies - 0.0% (H)
Medtronic, Inc.
4.50%, 03/15/2042	135,000	139,383

Health Care Providers & Services - 0.2%
Anthem, Inc.
4.55%, 03/01/2048	173,000	167,274
Cigna Corp.
4.50%, 03/15/2021	75,000	76,531
CVS Health Corp.
4.78%, 03/25/2038	374,000	372,208
UnitedHealth Group, Inc.
4.25%, 04/15/2047	212,000	212,734

		828,747

Hotels, Restaurants & Leisure - 0.0% (H)
McDonald’s Corp.
5.00%, 02/01/2019, MTN	85,000	85,647

Household Durables - 0.1%
Newell Brands, Inc.
3.90%, 11/01/2025	490,000	455,511

Household Products - 0.0% (H)
Kimberly-Clark Corp.
3.88%, 03/01/2021	115,000	116,428

Independent Power & Renewable Electricity Producers - 0.0% (H)
Exelon Generation Co. LLC
4.00%, 10/01/2020	145,000	146,415

Industrial Conglomerates - 0.0% (H)
General Electric Co.
5.88%, 01/14/2038, MTN	79,000	88,183

Insurance - 0.7%
American International Group, Inc.
6.25%, 05/01/2036	181,000	208,117
6.40%, 12/15/2020	70,000	74,478
Aon Corp.
5.00%, 09/30/2020	75,000	77,207
Chubb INA Holdings, Inc.
6.70%, 05/15/2036	355,000	456,877
Hartford Financial Services Group, Inc.
5.50%, 03/30/2020	430,000	442,959
Marsh & McLennan Cos., Inc.
4.35%, 01/30/2047	204,000	194,985
4.80%, 07/15/2021	55,000	56,740
MetLife, Inc.
6.40%, 12/15/2066	441,000	467,460
Prudential Financial, Inc.
3.50%, 05/15/2024, MTN	399,000	398,935
5.38%, 06/21/2020, MTN	90,000	93,212

		2,470,970

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
3.80%, 12/05/2024	$ 558,000	$ 569,185
Expedia Group, Inc.
3.80%, 02/15/2028	288,000	265,451

		834,636

IT Services - 0.2%
DXC Technology Co.
7.45%, 10/15/2029	75,000	90,091
International Business Machines Corp.
3.63%, 02/12/2024	470,000	472,215
4.00%, 06/20/2042	92,000	89,367
5.60%, 11/30/2039	5,000	5,968

		657,641

Machinery - 0.0% (H)
Caterpillar, Inc.
7.38%, 03/01/2097	55,000	73,996

Media - 0.8%
21st Century Fox America, Inc.
5.65%, 08/15/2020	85,000	88,555
6.15%, 02/15/2041	405,000	516,286
6.55%, 03/15/2033	75,000	94,416
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225,000	274,243
Comcast Corp.
4.75%, 03/01/2044	470,000	468,777
NBCUniversal Media LLC
5.15%, 04/30/2020	50,000	51,564
RELX Capital, Inc.
8.63%, 01/15/2019	39,000	39,612
Time Warner Cable LLC
5.00%, 02/01/2020	145,000	148,041
Warner Media LLC
3.55%, 06/01/2024	500,000	484,897
3.80%, 02/15/2027	513,000	490,715
4.70%, 01/15/2021	115,000	118,102
WPP Finance
4.75%, 11/21/2021	16,000	16,386

		2,791,594

Metals & Mining - 0.1%
Barrick North America Finance LLC
5.70%, 05/30/2041	150,000	162,225
Newmont Mining Corp.
4.88%, 03/15/2042	150,000	146,014
Rio Tinto Finance USA PLC
4.13%, 08/21/2042	155,000	151,689

		459,928

Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/2035	90,000	99,313
Dominion Energy, Inc.
3.90%, 10/01/2025	475,000	467,311

		566,624

Oil, Gas & Consumable Fuels - 1.3%
BP Capital Markets PLC
2.52%, 01/15/2020	509,000	506,087

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips
6.50%, 02/01/2039	$ 303,000	$ 393,347
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75,000	93,649
Devon Energy Corp.
4.75%, 05/15/2042	140,000	133,634
5.00%, 06/15/2045	187,000	184,204
Energy Transfer Partners, LP
6.13%, 12/15/2045	378,000	403,194
Enterprise Products Operating LLC
3.70%, 02/15/2026	480,000	472,645
5.20%, 09/01/2020	50,000	51,798
Hess Corp.
6.00%, 01/15/2040	50,000	51,898
Husky Energy, Inc.
7.25%, 12/15/2019	50,000	52,369
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020	125,000	129,419
Marathon Petroleum Corp.
5.13%, 03/01/2021	33,000	34,232
Occidental Petroleum Corp.
2.70%, 02/15/2023	150,000	145,059
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	410,000	394,608
Shell International Finance BV
4.38%, 03/25/2020	55,000	56,085
6.38%, 12/15/2038	298,000	384,981
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028 (B)	425,000	497,303
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130,000	131,303
9.88%, 01/01/2021	168,000	191,678
Valero Energy Corp.
6.13%, 02/01/2020	90,000	93,383
Williams Cos., Inc.
5.25%, 03/15/2020	90,000	92,365

		4,493,241

Pharmaceuticals - 0.2%
AstraZeneca PLC
6.45%, 09/15/2037	100,000	125,539
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	220,000	216,300
Johnson & Johnson
3.55%, 05/15/2021	200,000	202,864
Merck & Co., Inc.
3.60%, 09/15/2042	80,000	75,478
Mylan, Inc.
5.40%, 11/29/2043	66,000	63,017

		683,198

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	175,000	178,757
Union Pacific Corp.
3.80%, 10/01/2051	140,000	124,396

		303,153

Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc.
5.85%, 06/15/2041	200,000	236,511

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.3%
Microsoft Corp.
3.70%, 08/08/2046	$ 509,000	$ 486,847
4.00%, 02/08/2021 (B)	200,000	205,038
Oracle Corp.
3.25%, 05/15/2030	505,000	476,381

		1,168,266

Specialty Retail - 0.2%
Home Depot, Inc.
1.80%, 06/05/2020	517,000	508,736
5.88%, 12/16/2036	108,000	131,451
Lowe’s Cos., Inc.
3.80%, 11/15/2021	140,000	142,502

		782,689

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
4.25%, 02/09/2047	230,000	234,706
4.65%, 02/23/2046	451,000	487,232
Xerox Corp.
3.63%, 03/15/2023	536,000	511,173
4.50%, 05/15/2021	80,000	80,375

		1,313,486

Tobacco - 0.4%
Altria Group, Inc.
2.85%, 08/09/2022	505,000	493,860
4.50%, 05/02/2043	79,000	76,308
9.25%, 08/06/2019	118,000	124,313
Philip Morris International, Inc.
6.38%, 05/16/2038	105,000	126,382
Reynolds American, Inc.
5.85%, 08/15/2045	440,000	478,489

		1,299,352

Wireless Telecommunication Services - 0.1%
Vodafone Group PLC
4.38%, 03/16/2021	230,000	235,235

Total Corporate Debt Securities (Cost $46,416,541)		45,128,510

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Hungary - 0.1%
Hungary Government International Bond
7.63%, 03/29/2041	200,000	279,000

Iraq - 0.4%
Iraq Government AID Bond
2.15%, 01/18/2022	1,272,000	1,233,474

Israel - 0.1%
Israel Government International Bond
5.13%, 03/26/2019	310,000	312,514

Mexico - 0.2%
Mexico Government International Bond
4.00%, 10/02/2023 (B)	850,000	855,585

Poland - 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/2026	405,000	392,874

Supranational - 0.4%
European Investment Bank
2.88%, 09/15/2020	220,000	219,714
4.88%, 02/15/2036	285,000	342,671

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)
Inter-American Development Bank
3.88%, 02/14/2020, MTN	$ 635,000	$ 643,876
International Bank for Reconstruction & Development
4.75%, 02/15/2035, MTN	245,000	290,890

		1,497,151

Ukraine - 0.5%
Ukraine Government AID Bonds
1.47%, 09/29/2021	1,900,000	1,818,292

Total Foreign Government Obligations (Cost $6,541,371)		6,388,890

MORTGAGE-BACKED SECURITIES - 0.7%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4,
3.54%, 11/15/2050	800,000	778,289
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	550,000	553,086
Series 2015-DC1, Class A5,
3.35%, 02/10/2048	575,000	564,080
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4,
3.81%, 11/15/2048	600,000	602,332

Total Mortgage-Backed Securities (Cost $2,643,385)		2,497,787

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds,
6.57%, 07/01/2045	105,000	144,393
State of California, General Obligation Unlimited,
7.60%, 11/01/2040	115,000	170,918

		315,311

New Jersey - 0.1%
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	109,000	155,956

Texas - 0.0% (H)
Dallas Area Rapid Transit, Revenue Bonds,
Series B,
6.00%, 12/01/2044	110,000	141,947

Total Municipal Government Obligations (Cost $568,492)		613,214

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.0%
Federal Home Loan Mortgage Corp.
2.38%, 01/13/2022	745,000	732,130
2.75%, 06/19/2023	1,906,000	1,882,568
3.00%, TBA (L)	1,725,000	1,699,267
3.00%, 07/01/2045 - 02/01/2047	3,576,397	3,426,423
3.50%, 10/01/2047 - 12/01/2047	4,260,964	4,196,872
4.00%, 11/01/2025 - 02/01/2046	1,478,601	1,506,289
4.50%, 05/01/2023	15,349	15,872
5.00%, 12/01/2038 - 04/01/2040	532,840	565,630

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.50%, 04/01/2038 - 10/01/2038	$ 211,743	$ 228,317
6.00%, 11/01/2037	18,274	20,228
6.75%, 03/15/2031	245,000	328,150
Federal National Mortgage Association
1.88%, 09/24/2026 (B)	1,408,000	1,276,781
2.50%, 11/01/2031 - 01/01/2032	3,012,235	2,908,789
2.63%, 09/06/2024	1,070,000	1,044,201
3.00%, 05/01/2027 - 12/01/2047	6,294,873	6,083,457
3.50%, 04/01/2047 - 03/01/2048	6,262,697	6,167,941
4.00%, 03/01/2024 - 09/01/2048	5,538,281	5,617,223
4.00%, TBA (L)	400,000	403,906
4.50%, 09/01/2048	840,792	872,296
4.50%, TBA (L)	1,045,000	1,077,948
5.00%, 03/01/2023 - 08/01/2040	397,433	422,229
5.50%, 12/01/2023 - 12/01/2039	338,306	361,678
6.00%, 03/01/2038 - 02/01/2040	237,525	260,726
6.63%, 11/15/2030	414,000	545,513
7.25%, 05/15/2030	445,000	608,650
Government National Mortgage Association
3.00%, 04/20/2046 - 09/20/2047	4,230,237	4,105,104
3.50%, 02/20/2048	6,385,296	6,353,937
4.00%, 12/15/2040 - 11/20/2045	1,440,182	1,476,094
4.50%, 06/15/2039 - 07/20/2045	1,269,910	1,329,415
5.00%, 08/15/2039 - 09/20/2041	346,885	368,510
5.50%, 12/20/2038 - 04/15/2040	158,688	170,618
6.00%, 06/15/2037	20,369	22,205

Total U.S. Government Agency Obligations (Cost $57,332,828)		56,078,967

U.S. GOVERNMENT OBLIGATIONS - 20.2%
U.S. Treasury - 20.2%
U.S. Treasury Bond
2.25%, 08/15/2046	990,300	817,771
2.50%, 02/15/2046	869,000	758,406
2.75%, 11/15/2047	514,000	470,531
2.88%, 08/15/2045 - 11/15/2046	805,000	757,429
3.00%, 02/15/2047 - 08/15/2048	3,250,800	3,128,922
3.50%, 02/15/2039	116,200	122,414
3.63%, 08/15/2043	1,561,300	1,675,409
3.75%, 08/15/2041 - 11/15/2043	1,038,700	1,134,674
4.50%, 02/15/2036	731,400	867,795
5.50%, 08/15/2028	766,000	924,646
6.00%, 02/15/2026	290,000	347,037
6.13%, 11/15/2027	676,000	841,013
U.S. Treasury Note
0.75%, 07/15/2019	4,401,000	4,339,283
1.13%, 02/28/2021 - 09/30/2021	1,486,000	1,421,877
1.25%, 01/31/2020 - 10/31/2021	3,780,600	3,656,723
1.38%, 08/31/2023	805,000	747,235
1.50%, 05/31/2020 - 08/15/2026	2,490,800	2,404,456
1.63%, 11/30/2020 - 05/15/2026	4,442,000	4,167,335
1.75%, 10/31/2020 - 03/31/2022	5,679,800	5,522,233
1.88%, 11/30/2021 - 10/31/2022	4,365,000	4,205,872
2.00%, 09/30/2020 - 02/15/2025	3,089,000	2,971,908
2.13%, 11/30/2023 - 05/15/2025	1,761,900	1,673,532
2.25%, 02/29/2020 (B)	1,237,000	1,228,399
2.25%, 11/15/2024	1,295,000	1,241,025
2.38%, 08/15/2024	2,651,300	2,563,786
2.50%, 03/31/2023 - 08/15/2023	3,196,800	3,132,601
2.63%, 08/15/2020 - 11/15/2020	4,535,000	4,514,854
2.75%, 02/15/2024 - 02/15/2028	5,054,000	4,967,544
2.88%, 05/15/2028	646,000	636,259
3.50%, 05/15/2020	1,591,500	1,609,094
3.63%, 02/15/2021	7,638,000	7,768,980

Total U.S. Government Obligations (Cost $72,445,487)		70,619,043

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (I)	6,603,055	$ 6,603,055

Total Other Investment Company (Cost $6,603,055)		6,603,055

Principal	Value
REPURCHASE AGREEMENT - 3.9%

Fixed Income Clearing Corp., 1.25% (I), dated 09/28/2018, to be repurchased at $13,786,026 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 01/31/2024, and with a value of $14,064,677.

$ 13,784,590	$ 13,784,590

Total Repurchase Agreement (Cost $13,784,590)	13,784,590

Total Investments (Cost $304,560,856)	357,990,381
Net Other Assets (Liabilities) - (2.3)%	(8,218,695)

Net Assets - 100.0%	$ 349,771,686

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (M)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (N)		Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 30	1.00%	Quarterly	06/20/2023	USD	9,390,000	$186,530	$161,479	$25,051

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (P)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
S&P 500® Total Return Index Futures	CITI	Pay	Maturity	10/15/2018	USD	29,704,445	5,201	$(250,417)	$—	$(250,417)

Value
OTC Swap Agreements, at value (Liabilities)	$(250,417)

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	25	12/31/2018	$5,281,187	$5,268,359	$—	$(12,828)
10-Year Canada Government Bond	Long	21	12/18/2018	2,178,155	2,156,172	—	(21,983)
10-Year U.S. Treasury Note	Long	258	12/19/2018	30,929,380	30,645,563	—	(283,817)
EURO STOXX 50® Index	Short	(72)	12/21/2018	(2,784,981)	(2,831,384)	—	(46,403)
FTSE 100 Index	Short	(22)	12/21/2018	(2,084,650)	(2,146,739)	—	(62,089)
Hang Seng Index	Long	4	10/30/2018	706,219	712,206	5,987	—
MSCI EAFE Mini Index	Long	4	12/21/2018	391,582	395,100	3,518	—
MSCI Emerging Markets Index	Long	66	12/21/2018	3,435,219	3,464,010	28,791	—
S&P 500® E-Mini Index	Short	(43)	12/21/2018	(6,259,882)	(6,275,850)	—	(15,968)
S&P/ASX 200 Index	Long	7	12/20/2018	782,858	783,533	675	—
S&P/TSX 60 Index	Short	(35)	12/20/2018	(5,147,264)	(5,150,079)	—	(2,815)
TOPIX Index	Long	63	12/13/2018	9,696,870	10,077,671	380,801	—
U.S. Treasury Bond	Long	25	12/19/2018	4,008,826	3,857,031	—	(151,795)

Total						$419,772	$(597,698)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	12/14/2018	USD	355,386	NOK	2,903,610	$—	$(2,534)
BCLY	12/14/2018	NOK	12,268,702	USD	1,480,888	31,440	—
BNP	12/14/2018	USD	2,750,674	CAD	3,560,487	—	(10,355)
BOA	12/14/2018	CAD	761,135	USD	587,327	2,905	—
CITI	12/14/2018	USD	12,214,771	EUR	10,459,103	—	(5,801)
CITI	12/14/2018	USD	627,253	GBP	485,000	—	(7,188)
CITI	12/14/2018	USD	3,328,774	JPY	372,954,037	26,338	—
CSI	12/14/2018	USD	599,486	NZD	901,977	1,344	—
CSI	12/14/2018	GBP	783,686	USD	1,033,888	—	(8,729)
CSI	12/14/2018	EUR	4,875,519	USD	5,762,560	—	(65,931)
JPM	12/14/2018	GBP	485,000	USD	635,620	—	(1,179)
JPM	12/14/2018	NOK	4,794,620	USD	590,494	525	—
MSCS	12/14/2018	USD	1,058,943	AUD	1,486,113	—	(15,914)
MSCS	12/14/2018	USD	5,822,275	GBP	4,456,398	—	(7,254)
MSCS	12/14/2018	USD	1,445,055	JPY	160,033,300	27,991	—
MSCS	12/14/2018	GBP	858,643	USD	1,125,970	—	(2,757)
RBC	12/14/2018	NZD	3,188,190	USD	2,133,505	—	(19,270)
SSB	12/14/2018	USD	426,345	AUD	575,000	10,466	—
SSB	12/14/2018	USD	3,441,202	CHF	3,312,979	40,949	—
SSB	12/14/2018	USD	449,710	JPY	49,808,704	8,664	—
SSB	12/14/2018	USD	441,306	SEK	3,917,572	—	(2,412)
SSB	12/14/2018	NZD	573,000	USD	386,364	—	(6,381)
SSB	12/14/2018	SEK	1,443,728	USD	160,725	2,797	—
SSB	12/14/2018	CHF	780,661	USD	814,535	—	(13,309)
SSB	12/14/2018	AUD	1,026,309	USD	741,294	1,002	—
UBS	12/14/2018	USD	720,218	GBP	546,962	4,723	—
UBS	12/14/2018	EUR	1,181,926	USD	1,389,849	—	(8,869)

Total						$159,144	$(177,883)

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

INVESTMENTS BY COUNTRY:

Country	Percentage of Total Investments		Value
United States	73.9%		$ 264,700,255
Japan	3.7		13,184,088
United Kingdom	3.4		11,998,550
France	1.7		6,042,102
Canada	1.6		5,545,421
Switzerland	1.4		5,108,242
Germany	1.4		5,056,870
Netherlands	1.2		4,190,074
Australia	1.1		3,900,096
Hong Kong	0.5		1,819,615
Ukraine	0.5		1,818,292
Spain	0.5		1,624,918
Ireland	0.4		1,589,662
Supranational	0.4		1,497,151
Sweden	0.4		1,474,897
Iraq	0.4		1,233,474
Italy	0.3		1,004,441
Denmark	0.3		907,423
Mexico	0.2		855,585
Singapore	0.2		651,907
Finland	0.2		572,209
Belgium	0.2		544,393
Israel	0.1		469,069
Norway	0.1		420,913
Poland	0.1		392,874
Hungary	0.1		279,000
Austria	0.0	(H)	128,398
Bermuda	0.0	(H)	124,642
New Zealand	0.0	(H)	115,991
Luxembourg	0.0	(H)	103,082
Portugal	0.0	(H)	96,626
Macau	0.0	(H)	82,188
Chile	0.0	(H)	64,803
Republic of South Africa	0.0	(H)	5,485

Investments, at Value	94.3		337,602,736
Short-Term Investments	5.7		20,387,645

Total Investments	100.0%		$ 357,990,381

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)	Value
ASSETS
Investments
Common Stocks	$101,588,161	$53,092,682	$0	$154,680,843
Preferred Stocks	—	216,923	—	216,923
Exchange-Traded Fund	405,127	—	—	405,127
Asset-Backed Securities	—	973,432	—	973,432
Corporate Debt Securities	—	45,128,510	—	45,128,510
Foreign Government Obligations	—	6,388,890	—	6,388,890
Mortgage-Backed Securities	—	2,497,787	—	2,497,787
Municipal Government Obligations	—	613,214	—	613,214
U.S. Government Agency Obligations	—	56,078,967	—	56,078,967
U.S. Government Obligations	—	70,619,043	—	70,619,043
Other Investment Company	6,603,055	—	—	6,603,055
Repurchase Agreement	—	13,784,590	—	13,784,590

Total Investments	$108,596,343	$249,394,038	$0	$357,990,381

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$186,530	$—	$186,530
Futures Contracts (S)	419,772	—	—	419,772
Forward Foreign Currency Contracts (S)	—	159,144	—	159,144

Total Other Financial Instruments	$419,772	$345,674	$—	$765,446

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(250,417)	$—	$(250,417)
Futures Contracts (S)	(597,698)	—	—	(597,698)
Forward Foreign Currency Contracts (S)	—	(177,883)	—	(177,883)

Total Other Financial Instruments	$(597,698)	$(428,300)	$—	$(1,025,998)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,402,085. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Illiquid security. At September 30, 2018, the value of such securities amounted to $0 or less than 0.1% of the Portfolio’s net assets.
(D)	Security deemed worthless.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2018, the value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(F)	Security is Level 3 of the fair value hierarchy.
(G)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $1,033,682, representing 0.3% of the Portfolio’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rates disclosed reflect the yields at September 30, 2018.
(J)	Floating or variable rate securities. The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(K)	Perpetual maturity. The date displayed is the next call date.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(N)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(O)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(P)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2018 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(Q)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(R)	Level 3 securities were not considered significant to the Portfolio.
(S)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSI	Credit Suisse International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
RBC	Royal Bank of Canada
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Stock Exchange
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SDR	Swedish Depositary Receipt
SPI	Share Price Index
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2018 Form N-Q

Transamerica Aegon Government Money Market VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.2%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.09%, 2.01% (A), 11/01/2018	$ 17,500,000	$ 17,500,000
1-Month LIBOR - 0.07%, 2.04% (A), 07/05/2019, MTN	5,500,000	5,500,000
1-Month LIBOR - 0.07%, 2.14% (A), 01/24/2020, MTN	10,000,000	10,000,000
1-Month LIBOR - 0.06%, 2.16% (A), 07/25/2019, MTN	11,500,000	11,500,000
Federal Farm Credit Banks
3-Month LIBOR - 0.23%, 2.11% (A), 04/03/2019	9,000,000	8,999,643
Federal Home Loan Banks
1-Month LIBOR - 0.14%, 2.03% (A), 10/19/2018	11,500,000	11,500,000
1-Month LIBOR - 0.09%, 2.04% (A), 01/14/2019	7,400,000	7,400,000
3-Month LIBOR - 0.26%, 2.08% (A), 12/20/2019	11,500,000	11,500,000
3-Month LIBOR - 0.23%, 2.12% (A), 02/10/2020	16,000,000	16,000,000
3-Month LIBOR - 0.24%, 2.13% (A), 09/23/2019	7,750,000	7,750,000
3-Month LIBOR - 0.20%, 2.13% (A), 01/18/2019	8,500,000	8,500,612
Federal Home Loan Mortgage Corp.
0.88%, 10/12/2018	4,531,000	4,529,365

Total U.S. Government Agency Obligations (Cost $120,679,620)		120,679,620

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.3%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.10%, 2.00% (A), 01/02/2019	5,500,000	5,500,000
1-Month LIBOR - 0.08%, 2.15% (A), 09/27/2019	9,000,000	9,000,000
3-Month LIBOR - 0.18%, 2.16% (A), 10/30/2018	13,000,000	13,000,000
Federal Farm Credit Bank Discount Notes
2.13% (B), 12/04/2018	2,900,000	2,888,941
2.24% (B), 01/23/2019	8,000,000	7,943,804
Federal Home Loan Bank Discount Notes
2.00% (B), 10/10/2018	12,500,000	12,492,514
2.01% (B), 10/10/2018	7,500,000	7,495,472
2.02% (B), 10/19/2018	16,000,000	15,982,338
2.09% (B), 10/29/2018	8,000,000	7,986,267
2.12% (B), 10/17/2018	9,000,000	8,990,595
2.15% (B), 12/05/2018 - 12/21/2018	17,000,000	16,924,602
2.18% (B), 12/07/2018 - 12/14/2018	15,397,000	15,329,542
2.19% (B), 12/14/2018 - 01/18/2019	44,083,000	43,826,183
2.35% (B), 03/08/2019	11,000,000	10,888,044

Total Short-Term U.S. Government Agency Obligations (Cost $178,248,302)		178,248,302

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 11.6%
U.S. Treasury Bill
1.98% (B), 10/11/2018	$ 8,000,000	$ 7,994,839
1.99% (B), 10/18/2018	10,000,000	9,989,753
2.04% (B), 10/25/2018	7,000,000	6,989,934
2.12% (B), 11/23/2018 - 12/20/2018	18,250,000	18,179,580
2.19% (B), 01/24/2019	9,500,000	9,434,128
2.37% (B), 06/20/2019	7,700,000	7,570,409

Total Short-Term U.S. Government Obligations (Cost $60,158,643)		60,158,643

REPURCHASE AGREEMENTS - 30.1%
Barclays Capital, Inc., 2.20% (B), dated 09/28/2018, to be repurchased at $23,204,253 on 10/01/2018. Collateralized by a U.S. Government Obligation, 0.75%, due 07/15/2028, and with a value of $23,664,089.	23,200,000	23,200,000
Fixed Income Clearing Corp., 1.25% (B), dated 09/28/2018, to be repurchased at $131,520 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and with a value of $136,867.	131,507	131,507
Goldman Sachs & Co., 2.21% (B), dated 09/28/2018, to be repurchased at $30,005,525 on 10/01/2018. Collateralized by U.S. Government Agency Obligations, 2.13% - 2.57%, due 12/25/2036 - 09/20/2048, and with a total value of $30,600,001.	30,000,000	30,000,000
Jefferies LLC, 2.29% (B), dated 09/28/2018, to be repurchased at $36,106,889 on 10/01/2018. Collateralized by U.S. Government Agency Obligations, 3.38% - 6.00%, due 01/15/2045 - 02/15/2060, and with a total value of $36,822,001.	36,100,000	36,100,000
Nomura Securities International, Inc., 2.27% (B), dated 09/28/2018, to be repurchased at $67,012,674 on 10/01/2018. Collateralized by U.S. Government Agency Obligations, 2.50% - 4.00%, due 12/01/2044 - 10/01/2048, and with a total value of $68,340,000.	67,000,000	67,000,000

Total Repurchase Agreements (Cost $156,431,507)		156,431,507

Total Investments (Cost $515,518,072)		515,518,072
Net Other Assets (Liabilities) - 0.8%		4,301,564

Net Assets - 100.0%		$ 519,819,636

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Aegon Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$120,679,620	$—	$120,679,620
Short-Term U.S. Government Agency Obligations	—	178,248,302	—	178,248,302
Short-Term U.S. Government Obligations	—	60,158,643	—	60,158,643
Repurchase Agreements	—	156,431,507	—	156,431,507

Total Investments	$—	$515,518,072	$—	$515,518,072

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Rates disclosed reflect the yields at September 30, 2018.
(C)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.7%
Aerospace & Defense - 1.3%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 117,000	$ 117,297
6.13%, 01/15/2023 (A)	1,005,000	1,009,397
7.50%, 03/15/2025 (A)	309,000	318,656
7.75%, 03/15/2020 (A)	55,000	57,509
DAE Funding LLC
4.50%, 08/01/2022 (A)	227,000	221,325
5.00%, 08/01/2024 (A)	367,000	359,201
Triumph Group, Inc.
5.25%, 06/01/2022	935,000	881,238
7.75%, 08/15/2025	491,000	476,884

		3,441,507

Airlines - 1.8%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	710,000	712,662
5.50%, 10/01/2019 (A)	804,000	815,055
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	533,663	543,002
5.63%, 07/15/2022 (A)	365,240	372,015
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	247,909	252,952
6.90%, 10/19/2023	627,486	645,557
United Airlines Pass-Through Trust
4.63%, 03/03/2024	213,424	214,235
United Continental Holdings, Inc.
4.25%, 10/01/2022 (B)	407,000	402,930
US Airways Pass-Through Trust
5.38%, 05/15/2023	432,351	442,016
6.75%, 12/03/2022	479,170	505,333

		4,905,757

Auto Components - 0.3%
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026 (B)	855,000	803,914

Banks - 2.7%
Barclays PLC
Fixed until 09/15/2019, 6.63% (C), 09/15/2019 (D)	687,000	690,163
Fixed until 09/15/2023, 7.75% (C), 09/15/2023 (D)	541,000	542,353
BNP Paribas SA
Fixed until 03/14/2022, 6.75% (C), 03/14/2022 (A) (B) (D)	680,000	686,800
Fixed until 03/30/2021, 7.63% (C), 03/30/2021 (A) (D)	475,000	498,750
CIT Group, Inc.
4.75%, 02/16/2024	394,000	394,965
5.00%, 08/15/2022	765,000	780,300
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	925,000	841,462
Lloyds Banking Group PLC
Fixed until 06/27/2024, 7.50% (C), 06/27/2024 (D)	1,075,000	1,108,594

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021, 8.63% (C), 08/15/2021 (D)	$ 690,000	$ 739,162
Societe Generale SA
Fixed until 09/13/2021, 7.38% (C), 09/13/2021 (A) (D)	920,000	948,750

		7,231,299

Beverages - 0.3%
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	872,000	851,290

Building Products - 2.0%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	2,326,000	2,419,040
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	1,284,000	1,234,245
Griffon Corp.
5.25%, 03/01/2022	1,719,000	1,699,661

		5,352,946

Capital Markets - 1.1%
Credit Suisse Group AG
Fixed until 12/18/2024, 6.25% (C), 12/18/2024 (A) (D)	166,000	163,717
Fixed until 09/12/2025, 7.25% (C), 09/12/2025 (A) (D)	465,000	466,744
Fixed until 07/17/2023, 7.50% (C), 07/17/2023 (A) (D)	345,000	354,919
Fixed until 12/11/2023, 7.50% (C), 12/11/2023 (A) (D)	1,807,000	1,901,759
Goldman Sachs Capital II
3-Month LIBOR + 0.77%, 4.00% (C), 10/29/2018 (D)	169,000	141,115

		3,028,254

Chemicals - 2.0%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.50%, 05/01/2025 (A)	839,000	822,220
Hexion, Inc.
6.63%, 04/15/2020	1,280,000	1,203,200
7.88%, 02/15/2023	682,000	545,600
10.00%, 04/15/2020 (B)	458,000	448,268
Hexion, Inc. / Hexion Nova Scotia Finance ULC
9.00%, 11/15/2020	323,000	265,668
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	403,000	387,988
5.25%, 06/01/2027 (A)	1,449,000	1,349,381
OCI NV
6.63%, 04/15/2023 (A)	540,000	558,900

		5,581,225

Commercial Services & Supplies - 1.1%
Ashtead Capital, Inc.
5.25%, 08/01/2026 (A)	725,000	732,431
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (B)	972,000	966,839
6.38%, 04/01/2024 (A)	312,000	310,440

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Garda World Security Corp.
8.75%, 05/15/2025 (A)	$ 1,080,000	$ 1,051,650

		3,061,360

Communications Equipment - 0.7%
CommScope Technologies LLC
6.00%, 06/15/2025 (A)	1,317,000	1,356,510
Nokia OYJ
3.38%, 06/12/2022	677,000	664,137

		2,020,647

Construction & Engineering - 3.1%
Abengoa Abenewco 2 SAU
PIK Rate 1.25%, Cash Rate 0.25%, 03/31/2023 (A) (E)	297,405	11,896
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	993,000	925,973
6.88%, 02/15/2021 (A)	1,473,000	1,484,047
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A)	880,000	862,400
6.50%, 12/15/2020 (A)	256,000	256,960
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.13%, 07/01/2022 (A)	75,000	75,000
Century Communities, Inc.
5.88%, 07/15/2025	879,000	817,734
Pisces Midco, Inc.
8.00%, 04/15/2026 (A)	1,370,000	1,380,275
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	814,000	787,545
William Lyon Homes, Inc.
5.88%, 01/31/2025	511,000	474,591
6.00%, 09/01/2023	365,000	352,225
7.00%, 08/15/2022	940,000	957,625

		8,386,271

Consumer Finance - 2.7%
Ally Financial, Inc.
5.75%, 11/20/2025 (B)	481,000	496,632
7.50%, 09/15/2020	641,000	685,069
8.00%, 03/15/2020	294,000	311,640
Altice Financing SA
6.63%, 02/15/2023 (A)	316,000	318,370
7.50%, 05/15/2026 (A)	1,007,000	981,825
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	340,000	343,825
Navient Corp.
4.88%, 06/17/2019, MTN	413,000	416,097
5.00%, 10/26/2020	489,000	495,020
5.88%, 10/25/2024	428,000	419,440
6.50%, 06/15/2022	325,000	337,750
6.63%, 07/26/2021	279,000	290,858
6.75%, 06/15/2026	407,000	401,912
Springleaf Finance Corp.
5.25%, 12/15/2019	645,000	653,869
6.00%, 06/01/2020	577,000	592,867
7.13%, 03/15/2026	492,000	489,540

		7,234,714

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 2.6%
ARD Finance SA
PIK Rate 7.88%, Cash Rate 7.13%, 09/15/2023 (E)	$ 660,000	$ 664,950
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	810,000	792,787
7.25%, 05/15/2024 (A)	950,000	993,937
BWAY Holding Co.
5.50%, 04/15/2024 (A)	888,000	873,570
7.25%, 04/15/2025 (A)	217,000	211,553
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026 (A) (B)	263,000	251,165
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	522,000	498,510
7.88%, 07/15/2026 (A)	313,000	309,088
OI European Group BV
4.00%, 03/15/2023 (A)	381,000	361,950
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	693,000	712,924
6.38%, 08/15/2025 (A)	178,000	182,895
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	341,000	339,295
5.75%, 10/15/2020	439,975	441,075
6.88%, 02/15/2021	177,774	179,774
7.00%, 07/15/2024 (A)	177,000	180,098

		6,993,571

Diversified Financial Services - 2.6%
Avation Capital SA
6.50%, 05/15/2021 (A)	562,000	563,405
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025 (A)	1,645,000	1,615,719
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.78% (C), 12/21/2065 (A)	1,578,000	1,435,980
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 5.03% (C), 12/21/2065 (A)	137,000	123,985
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.25%, 08/15/2024 (A)	490,000	475,300
7.50%, 04/15/2021 (A)	848,000	867,080
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022 (A)	1,052,000	1,054,630
Travelport Corporate Finance PLC
6.00%, 03/15/2026 (A)	1,017,000	1,032,936

		7,169,035

Diversified Telecommunication Services - 6.4%
CenturyLink, Inc.
6.45%, 06/15/2021	783,000	812,362
6.75%, 12/01/2023	418,000	434,198
7.50%, 04/01/2024 (B)	242,000	258,335
7.60%, 09/15/2039	1,491,000	1,330,717
7.65%, 03/15/2042	1,294,000	1,154,895

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Frontier Communications Corp.
7.63%, 04/15/2024	$ 1,429,000	$ 921,705
8.50%, 04/01/2026 (A) (B)	259,000	244,755
8.75%, 04/15/2022	389,000	320,925
9.00%, 08/15/2031 (B)	1,091,000	692,785
10.50%, 09/15/2022 (B)	405,000	360,450
11.00%, 09/15/2025	110,000	85,768
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	118,000	115,050
6.50%, 06/15/2019	533,000	543,660
6.63%, 08/01/2026	620,000	599,850
7.63%, 06/15/2021	1,673,000	1,807,308
Intelsat Jackson Holdings SA
8.00%, 02/15/2024 (A)	185,000	194,713
8.50%, 10/15/2024 (A)	995,000	1,005,945
9.50%, 09/30/2022 (A)	355,000	412,688
Level 3 Parent LLC
5.75%, 12/01/2022	954,000	964,923
Sprint Capital Corp.
6.90%, 05/01/2019	590,000	599,588
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	664,000	663,170
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	1,092,000	1,079,846
6.00%, 10/15/2024 (A)	200,000	200,136
6.38%, 04/15/2023 (A)	1,367,000	1,399,466
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	400,000	391,116
5.50%, 08/15/2026 (A)	245,000	241,938
Windstream Services LLC / Windstream Finance Corp.
6.38%, 08/01/2023 (A) (B)	687,000	364,110
7.75%, 10/01/2021	473,000	293,260

		17,493,662

Electric Utilities - 0.7%
Elwood Energy LLC
8.16%, 07/05/2026	908,840	1,011,085
Red Oak Power LLC
9.20%, 11/30/2029	841,000	955,586

		1,966,671

Energy Equipment & Services - 3.1%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	860,000	797,650
7.50%, 04/01/2025 (A)	240,000	244,800
Exterran Energy Solutions, LP / EES Finance Corp.
8.13%, 05/01/2025	554,000	578,930
Genesis Energy, LP / Genesis Energy Finance Corp.
6.50%, 10/01/2025	598,000	578,565
6.75%, 08/01/2022	894,000	911,880
KCA Deutag UK Finance PLC
9.63%, 04/01/2023 (A)	1,030,000	1,009,400
Noble Holding International, Ltd.
6.05%, 03/01/2041	527,000	403,814
8.95%, 04/01/2045 (B)	359,000	347,781
NuStar Logistics, LP
4.80%, 09/01/2020	1,323,000	1,334,576
5.63%, 04/28/2027	496,000	490,420
6.75%, 02/01/2021	461,000	482,898
Weatherford International LLC
6.80%, 06/15/2037 (B)	680,000	520,200
9.88%, 03/01/2025 (A)	70,000	67,550

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Weatherford International, Ltd.
6.75%, 09/15/2040 (B)	$ 843,000	$ 644,895

		8,413,359

Entertainment - 0.3%
Netflix, Inc.
5.88%, 11/15/2028 (A)	687,000	684,424

Equity Real Estate Investment Trusts - 2.2%
CBL & Associates, LP
5.25%, 12/01/2023 (B)	1,214,000	1,034,571
5.95%, 12/15/2026 (B)	386,000	319,994
Iron Mountain US Holdings, Inc.
5.38%, 06/01/2026 (A)	324,000	304,560
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	309,000	309,773
5.25%, 03/15/2028 (A)	1,163,000	1,078,682
iStar, Inc.
5.25%, 09/15/2022	404,000	397,940
6.00%, 04/01/2022	707,000	712,302
SBA Communications Corp.
4.00%, 10/01/2022	840,000	823,200
4.88%, 07/15/2022	1,065,000	1,075,224

		6,056,246

Food & Staples Retailing - 0.9%
Albertsons Cos. LLC / Safeway, Inc.
5.75%, 03/15/2025	914,000	822,600
6.63%, 06/15/2024	786,000	755,542
Rite Aid Corp.
6.13%, 04/01/2023 (A)	891,000	798,559

		2,376,701

Food Products - 1.9%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	415,000	404,106
7.25%, 06/01/2021 (A)	748,000	759,220
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (A)	1,071,000	1,012,095
Post Holdings, Inc.
5.00%, 08/15/2026 (A)	692,000	654,321
5.63%, 01/15/2028 (A)	413,000	397,512
8.00%, 07/15/2025 (A)	918,000	1,009,800
Simmons Foods, Inc.
5.75%, 11/01/2024 (A)	96,000	73,560
7.75%, 01/15/2024 (A)	758,000	784,530

		5,095,144

Gas Utilities - 0.1%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023 (B)	460,000	384,100

Health Care Equipment & Supplies - 0.9%
DJO Finance LLC / DJO Finance Corp.
8.13%, 06/15/2021 (A)	1,116,000	1,139,715
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.50%, 04/15/2025 (A) (B)	382,000	319,925
5.75%, 08/01/2022 (A) (B)	1,058,000	976,005

		2,435,645

Health Care Providers & Services - 4.7%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (B)	427,000	415,257

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CHS / Community Health Systems, Inc. (continued)
6.25%, 03/31/2023 (B)	$ 435,000	$ 413,119
6.88%, 02/01/2022	1,663,000	931,779
8.13%, 06/30/2024 (A) (B)	186,000	154,637
DaVita, Inc.
5.13%, 07/15/2024	562,000	542,330
5.75%, 08/15/2022	415,000	423,134
Encompass Health Corp.
5.75%, 11/01/2024 - 09/15/2025	1,641,000	1,653,307
HCA, Inc.
5.25%, 04/15/2025 - 06/15/2026	1,736,000	1,788,638
5.88%, 03/15/2022 - 02/15/2026	1,703,000	1,785,305
7.50%, 02/15/2022 - 11/06/2033	1,461,000	1,598,650
Tenet Healthcare Corp.
4.38%, 10/01/2021	515,000	512,770
5.13%, 05/01/2025	284,000	279,740
6.00%, 10/01/2020	341,000	352,202
6.75%, 06/15/2023 (B)	369,000	367,616
8.13%, 04/01/2022	1,512,000	1,593,346

		12,811,830

Hotels, Restaurants & Leisure - 6.9%
Boyd Gaming Corp.
6.00%, 08/15/2026	337,000	339,527
6.38%, 04/01/2026	405,000	416,644
6.88%, 05/15/2023	1,208,000	1,269,004
Boyne USA, Inc.
7.25%, 05/01/2025 (A)	788,000	833,310
GLP Capital, LP / GLP Financing II, Inc.
5.25%, 06/01/2025	689,000	700,162
Hilton Domestic Operating Co., Inc.
5.13%, 05/01/2026 (A)	847,000	842,765
International Game Technology PLC
6.25%, 02/15/2022 - 01/15/2027 (A)	1,114,000	1,149,279
6.50%, 02/15/2025 (A)	578,000	599,675
Marriott Ownership Resorts, Inc.
6.50%, 09/15/2026 (A)	490,000	502,936
MGM Resorts International
5.75%, 06/15/2025	692,000	694,595
6.00%, 03/15/2023	1,537,000	1,588,874
6.63%, 12/15/2021	794,000	841,640
NCL Corp., Ltd.
4.75%, 12/15/2021 (A)	827,000	832,169
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (A)	891,000	888,772
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	703,000	667,850
10.00%, 12/01/2022	2,303,000	2,438,301
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	2,116,000	2,064,793
6.25%, 05/15/2025 (A)	723,000	723,000
Wyndham Destinations, Inc.
4.15%, 04/01/2024	1,162,000	1,127,140
4.50%, 04/01/2027	291,000	274,267

		18,794,703

Household Durables - 2.1%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (B)	664,000	564,400
6.75%, 03/15/2025	783,000	725,097
8.75%, 03/15/2022	322,000	340,515
KB Home
7.00%, 12/15/2021	1,211,000	1,276,092
7.63%, 05/15/2023	812,000	872,900
Lennar Corp.
4.75%, 11/29/2027	512,000	491,520
5.00%, 06/15/2027	398,000	388,050

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
Meritage Homes Corp.
5.13%, 06/06/2027	$ 408,000	$ 376,380
7.15%, 04/15/2020	627,000	655,892

		5,690,846

Independent Power & Renewable Electricity Producers - 1.7%
Calpine Corp.
5.25%, 06/01/2026 (A)	609,000	564,086
5.50%, 02/01/2024	577,000	514,973
5.75%, 01/15/2025 (B)	712,000	630,120
5.88%, 01/15/2024 (A)	825,000	831,187
6.00%, 01/15/2022 (A)	683,000	688,122
NRG Energy, Inc.
7.25%, 05/15/2026	808,000	876,680
Vistra Energy Corp.
7.63%, 11/01/2024	614,000	660,818

		4,765,986

Insurance - 1.4%
Genworth Holdings, Inc.
4.90%, 08/15/2023	698,000	603,770
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.44% (C), 02/12/2067 (A)	1,692,000	1,590,480
Lincoln National Corp.
3-Month LIBOR + 2.36%, 4.67% (C), 05/17/2066	1,714,000	1,605,812

		3,800,062

IT Services - 0.8%
First Data Corp.
5.00%, 01/15/2024 (A)	394,000	396,462
5.75%, 01/15/2024 (A)	803,000	816,049
7.00%, 12/01/2023 (A)	864,000	899,640

		2,112,151

Leisure Products - 0.6%
Mattel, Inc.
2.35%, 08/15/2021	286,000	258,830
3.15%, 03/15/2023 (B)	228,000	198,930
4.35%, 10/01/2020 (B)	292,000	290,540
5.45%, 11/01/2041	200,000	162,000
6.75%, 12/31/2025 (A) (B)	726,000	711,480

		1,621,780

Machinery - 1.4%
Meritor, Inc.
6.25%, 02/15/2024	1,503,000	1,531,181
Novelis Corp.
5.88%, 09/30/2026 (A)	523,000	510,971
6.25%, 08/15/2024 (A)	770,000	788,288
Xerium Technologies, Inc.
9.50%, 08/15/2021	1,021,000	1,073,581

		3,904,021

Media - 8.5%
Altice France SA
7.38%, 05/01/2026 (A)	1,766,000	1,766,000
Altice Luxembourg SA
7.63%, 02/15/2025 (A) (B)	225,000	205,065

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Cablevision Systems Corp.
8.00%, 04/15/2020	$ 383,000	$ 403,586
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (A)	394,000	370,321
5.13%, 02/15/2023	780,000	782,925
5.25%, 03/15/2021	425,000	427,656
5.50%, 05/01/2026 (A)	1,522,000	1,504,877
5.75%, 01/15/2024	61,000	61,991
5.75%, 02/15/2026 (A)	291,000	291,728
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.50%, 04/01/2028 (A)	297,000	311,479
7.75%, 07/15/2025 (A)	800,000	850,000
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,619,000	1,648,735
7.63%, 03/15/2020	2,144,000	2,149,360
CSC Holdings LLC
6.63%, 10/15/2025 (A)	1,052,000	1,108,545
10.13%, 01/15/2023 (A)	846,000	925,524
10.88%, 10/15/2025 (A)	483,000	561,488
DISH DBS Corp.
5.00%, 03/15/2023 (B)	1,217,000	1,104,428
5.88%, 07/15/2022 (B)	424,000	413,849
6.75%, 06/01/2021	605,000	617,856
7.75%, 07/01/2026 (B)	2,137,000	2,015,832
7.88%, 09/01/2019	601,000	622,161
Unitymedia GmbH
6.13%, 01/15/2025 (A)	525,000	551,250
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	1,514,000	1,415,590
6.75%, 09/15/2022 (A)	1,105,000	1,129,863
Ziggo Bond Finance BV
6.00%, 01/15/2027 (A)	500,000	455,625
Ziggo BV
5.50%, 01/15/2027 (A)	1,450,000	1,360,462

		23,056,196

Metals & Mining - 3.0%
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	634,000	624,490
5.75%, 03/01/2025 (B)	384,000	373,440
Constellium NV
5.75%, 05/15/2024 (A)	341,000	338,869
6.63%, 03/01/2025 (A) (B)	599,000	606,487
First Quantum Minerals, Ltd.
7.00%, 02/15/2021 (A)	383,000	378,691
7.25%, 04/01/2023 (A)	1,555,000	1,485,997
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	910,000	828,100
6.88%, 02/15/2023	877,000	934,005
New Gold, Inc.
6.25%, 11/15/2022 (A)	682,000	595,045
6.38%, 05/15/2025 (A) (B)	571,000	473,930
Teck Resources, Ltd.
6.00%, 08/15/2040	1,183,000	1,206,660
6.25%, 07/15/2041 (B)	134,000	140,700
8.50%, 06/01/2024 (A)	146,000	159,870

		8,146,284

Oil, Gas & Consumable Fuels - 10.8%
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88%, 12/15/2024	618,000	587,100

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
6.38%, 05/01/2024	$ 400,000	$ 424,000
Callon Petroleum Co.
6.13%, 10/01/2024	1,093,000	1,112,127
6.38%, 07/01/2026	235,000	239,113
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (B)	345,000	352,331
7.50%, 09/15/2020	135,000	135,000
8.25%, 07/15/2025	746,000	801,950
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	520,000	546,650
Cheniere Energy Partners, LP
5.63%, 10/01/2026 (A)	656,000	660,723
Chesapeake Energy Corp.
7.00%, 10/01/2024	490,000	490,000
7.50%, 10/01/2026	331,000	331,000
8.00%, 12/15/2022 (A)	392,000	409,640
8.00%, 06/15/2027 (B)	1,061,000	1,082,220
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	769,000	767,077
Continental Resources, Inc.
5.00%, 09/15/2022	477,000	483,916
CrownRock, LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (A)	570,000	555,750
DCP Midstream, LP
Fixed until 12/15/2022, 7.38% (C), 12/15/2022 (D)	718,000	714,410
Denbury Resources, Inc.
7.50%, 02/15/2024 (A) (B)	328,000	337,840
9.00%, 05/15/2021 (A)	768,000	830,400
Diamondback Energy, Inc.
5.38%, 05/31/2025	275,000	280,500
EP Energy LLC / Everest Acquisition Finance, Inc.
7.75%, 05/15/2026 (A)	485,000	496,519
8.00%, 11/29/2024 (A) (B)	215,000	216,613
9.38%, 05/01/2024 (A)	331,000	273,075
Gulfport Energy Corp.
6.00%, 10/15/2024	217,000	211,575
6.38%, 05/15/2025 - 01/15/2026	1,045,000	1,021,062
HighPoint Operating Corp.
8.75%, 06/15/2025	431,000	452,550
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	245,000	309,581
8.05%, 10/15/2030, MTN	134,000	163,917
Matador Resources Co.
5.88%, 09/15/2026 (A)	493,000	499,162
Oasis Petroleum, Inc.
6.25%, 05/01/2026 (A) (B)	432,000	439,560
6.88%, 03/15/2022 (B)	939,000	955,414
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	240,000	238,800
5.38%, 01/15/2025 (A)	505,000	506,262
5.63%, 10/15/2027 (A)	227,000	227,568
PDC Energy, Inc.
6.13%, 09/15/2024	993,000	976,864
Shelf Drilling Holdings, Ltd.
8.25%, 02/15/2025 (A)	793,000	817,781
SM Energy Co.
6.13%, 11/15/2022 (B)	619,000	637,570
6.63%, 01/15/2027 (B)	467,000	482,761
6.75%, 09/15/2026 (B)	118,000	122,573
Southwestern Energy Co.
7.50%, 04/01/2026	709,000	742,677

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	$ 343,000	$ 330,138
Summit Midstream Partners, LP
Fixed until 12/15/2022, 9.50% (C), 12/15/2022 (D)	672,000	666,960
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028 (A)	450,000	437,625
5.13%, 02/01/2025	991,000	998,432
5.88%, 04/15/2026 (A)	628,000	647,625
6.75%, 03/15/2024	1,043,000	1,100,365
Ultra Resources, Inc.
6.88%, 04/15/2022 (A)	118,000	56,050
7.13%, 04/15/2025 (A)	587,000	237,735
Whiting Petroleum Corp.
5.75%, 03/15/2021 (B)	845,000	866,125
6.63%, 01/15/2026 (B)	360,000	374,400
WildHorse Resource Development Corp.
6.88%, 02/01/2025	1,028,000	1,061,410
WPX Energy, Inc.
5.25%, 09/15/2024	476,000	478,380
6.00%, 01/15/2022 (B)	334,000	346,108
8.25%, 08/01/2023	726,000	824,010

		29,358,994

Paper & Forest Products - 0.5%
Boise Cascade Co.
5.63%, 09/01/2024 (A)	375,000	382,388
Norbord, Inc.
6.25%, 04/15/2023 (A)	1,018,000	1,061,265

		1,443,653

Pharmaceuticals - 2.4%
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (A)	172,000	172,000
5.88%, 05/15/2023 (A)	3,064,000	2,987,400
6.13%, 04/15/2025 (A)	67,000	63,650
6.50%, 03/15/2022 (A)	125,000	130,000
7.50%, 07/15/2021 (A)	323,000	329,056
9.25%, 04/01/2026 (A)	415,000	447,681
Endo Dac / Endo Finance LLC
6.00%, 07/15/2023 (A)	1,243,000	1,103,163
Endo Finance LLC / Endo Finco, Inc.
5.38%, 01/15/2023 (A)	462,000	406,560
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	164,000	154,111
6.75%, 03/01/2028 (B)	749,000	790,094

		6,583,715

Real Estate Management & Development - 0.3%
Realogy Group LLC / Realogy Co-Issuer Corp.
4.88%, 06/01/2023 (A) (B)	479,000	448,464
5.25%, 12/01/2021 (A) (B)	239,000	240,195

		688,659

Road & Rail - 0.7%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (A)	647,000	653,975

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Hertz Corp.
5.50%, 10/15/2024 (A) (B)	$ 834,000	$ 692,220
6.25%, 10/15/2022 (B)	668,000	619,570

		1,965,765

Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (A)	896,000	887,040

Software - 1.2%
Infor US, Inc.
5.75%, 08/15/2020 (A)	672,000	681,240
6.50%, 05/15/2022	1,648,000	1,670,331
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	980,000	1,021,650

		3,373,221

Specialty Retail - 0.9%
L Brands, Inc.
6.75%, 07/01/2036	1,119,000	923,175
6.88%, 11/01/2035	773,000	653,185
PetSmart, Inc.
5.88%, 06/01/2025 (A)	1,180,000	967,234

		2,543,594

Technology Hardware, Storage & Peripherals - 2.0%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (A)	566,000	595,225
5.88%, 06/15/2021 (A)	664,000	683,905
7.13%, 06/15/2024 (A)	693,000	743,381
8.35%, 07/15/2046 (A)	405,000	504,126
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	1,088,000	777,920
Seagate HDD Cayman
4.75%, 01/01/2025	385,000	369,149
4.88%, 03/01/2024	530,000	522,385
4.88%, 06/01/2027 (B)	128,000	119,758
5.75%, 12/01/2034	700,000	633,769
Western Digital Corp.
4.75%, 02/15/2026	513,000	496,109

		5,445,727

Trading Companies & Distributors - 0.8%
United Rentals North America, Inc.
4.88%, 01/15/2028	168,000	157,500
5.50%, 07/15/2025 - 05/15/2027	2,042,000	2,068,153

		2,225,653

Wireless Telecommunication Services - 2.9%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	467,000	469,895
11.50%, 11/15/2021	955,000	1,119,737
Sprint Corp.
7.13%, 06/15/2024	1,338,000	1,388,175
7.63%, 03/01/2026	734,000	777,123
7.88%, 09/15/2023	1,788,000	1,928,805
T-Mobile USA, Inc.
4.00%, 04/15/2022 (B)	360,000	358,425
4.50%, 02/01/2026	412,000	393,200
6.50%, 01/15/2024	273,000	283,579

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Wind Tre SpA
5.00%, 01/20/2026 (A)	$ 1,205,000	$ 1,047,808

		7,766,747

Total Corporate Debt Securities (Cost $259,792,387)		257,954,369

LOAN ASSIGNMENTS - 1.1%
Electrical Equipment - 0.1%
Atkore International, Inc.
1st Lien Term Loan,
3-Month LIBOR + 2.75%, 5.14% (C), 12/22/2023	316,954	317,984

Energy Equipment & Services - 0.3%
Weatherford International, Ltd.
Term Loan,
1-Month LIBOR + 1.43%, 3.68% (C), 07/13/2020	754,412	744,981

IT Services - 0.2%
First Data Corp.
Term Loan,
1-Month LIBOR + 2.00%, 4.21% (C), 07/08/2022	657,198	657,547

Machinery - 0.2%
Cortes NP Acquisition Corp.
Term Loan B,
3-Month LIBOR + 4.00%, 6.31% (C), 11/30/2023	507,705	509,609

Software - 0.3%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 6.41% (C), 12/15/2024	794,000	800,097

Total Loan Assignments (Cost $3,030,368)		3,030,218

	Shares	Value
COMMON STOCK - 0.2%
Electric Utilities - 0.2%
Homer City Generation LLC (F) (G) (H) (I)	39,132	594,806

Total Common Stock (Cost $2,125,325)		594,806

PREFERRED STOCKS - 1.4%
Banks - 1.0%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 8.10% (C)	104,375	2,745,063

Building Products - 0.4%
Associated Materials Group, Inc.,
PIK Rate 0.00%, Cash Rate 0.00% (E) (F) (G) (H)	1,391,499	987,964

Total Preferred Stocks (Cost $3,841,920)		3,733,027

	Shares	Value
WARRANT - 0.0% (J)
Building Products - 0.0% (J)
Associated Materials Group, Inc., (F) (G) (H) (I)
Exercise Price $0,
Expiration Date 11/17/2023	15,911	$ 9,547

Total Warrant (Cost $0)		9,547

OTHER INVESTMENT COMPANY - 9.8%
Securities Lending Collateral - 9.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (K)	26,540,365	26,540,365

Total Other Investment Company (Cost $26,540,365)		26,540,365

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.25% (K), dated 09/28/2018, to be repurchased at $2,213,027 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 01/31/2024, and with a value of $2,260,222.	$ 2,212,797	2,212,797

Total Repurchase Agreement (Cost $2,212,797)		2,212,797

Total Investments (Cost $297,543,162)		294,075,129
Net Other Assets (Liabilities) - (8.0)%		(21,801,830)

Net Assets - 100.0%		$ 272,273,299

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2018 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$257,954,369	$—	$257,954,369
Loan Assignments	—	3,030,218	—	3,030,218
Common Stock	—	—	594,806	594,806
Preferred Stocks	2,745,063	—	987,964	3,733,027
Warrant	—	—	9,547	9,547
Other Investment Company	26,540,365	—	—	26,540,365
Repurchase Agreement	—	2,212,797	—	2,212,797

Total Investments	$29,285,428	$263,197,384	$1,592,317	$294,075,129

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $119,109,386, representing 43.7% of the Portfolio’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,989,791. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2018, the total value of securities is $1,592,317, representing 0.6% of the Portfolio’s net assets.
(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Illiquid security. At September 30, 2018, the value of such securities amounted to $1,592,317 or 0.6% of the Portfolio’s net assets.
(I)	Non-income producing securities.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Rates disclosed reflect the yields at September 30, 2018.
(L)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2018 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.5%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 2.92% (A), 07/25/2036	$ 3,884,873	$ 3,896,069
Edsouth Indenture No. 3 LLC
Series 2012-2, Class A,
1-Month LIBOR + 0.73%, 2.95% (A), 04/25/2039 (B)	2,310,163	2,316,257
Navient Student Loan Trust
Series 2017-1A, Class A2,
1-Month LIBOR + 0.75%, 2.97% (A), 07/26/2066 (B)	5,000,000	5,023,605
SBA Small Business Investment Cos.
Series 2012-10B, Class 1,
2.25%, 09/10/2022	2,845,960	2,763,238
SLM Student Loan Trust
Series 2005-10, Class B,
3-Month LIBOR + 0.27%, 2.61% (A), 10/26/2026	6,010,000	5,700,986
Series 2006-2, Class A6,
3-Month LIBOR + 0.17%, 2.51% (A), 01/25/2041	4,976,491	4,869,793
South Carolina Student Loan Corp.
Series 2010-1, Class A2,
3-Month LIBOR + 1.00%, 3.34% (A), 07/25/2025	2,522,894	2,533,666

Total Asset-Backed Securities (Cost $27,187,687)		27,103,614

CORPORATE DEBT SECURITIES - 5.9%
Automobiles - 0.1%
General Motors Co.
3.50%, 10/02/2018	347,000	347,000

Banks - 2.4%
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	6,308,000	5,920,626
Barclays Bank PLC
10.18%, 06/12/2021 (B)	304,000	346,324
Cooperatieve Rabobank UA
Fixed until 06/30/2019, 11.00% (A), 06/30/2019 (B) (C)	295,000	311,372
ING Bank NV
5.80%, 09/25/2023 (B)	316,000	333,174

		6,911,496

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	263,000	260,019
Constellation Brands, Inc.
4.25%, 05/01/2023	210,000	212,800

		472,819

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	$ 316,000	$ 316,707

Capital Markets - 0.7%
Goldman Sachs Group, Inc.
4.00%, 03/03/2024	1,645,000	1,650,425
Morgan Stanley
3.75%, 02/25/2023, MTN	316,000	315,941

		1,966,366

Consumer Finance - 0.3%
Discover Financial Services
3.85%, 11/21/2022	485,000	479,532
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	298,000	295,131

		774,663

Diversified Financial Services - 1.2%
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	208,000	201,482
7.13%, 10/15/2020 (B)	1,403,000	1,496,803
Portmarnock Leasing LLC
1.74%, 10/22/2024	1,638,488	1,568,025

		3,266,310

Diversified Telecommunication Services - 0.1%
AT&T, Inc.
2.45%, 06/30/2020	422,000	416,360

Electrical Equipment - 0.1%
Siemens Financieringsmaatschappij NV
2.15%, 05/27/2020 (B)	263,000	259,598

Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	263,000	261,924

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories
3.40%, 11/30/2023	263,000	261,987

Industrial Conglomerates - 0.1%
General Electric Co.
4.65%, 10/17/2021, MTN	263,000	271,569

Insurance - 0.3%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	369,000	391,917
Prudential Financial, Inc.
Fixed until 05/15/2025, 5.38% (A), 05/15/2045	477,000	475,808

		867,725

Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets PLC
4.74%, 03/11/2021	263,000	271,827

Total Corporate Debt Securities (Cost $16,988,981)		16,666,351

MORTGAGE-BACKED SECURITIES - 9.5%
BCAP LLC Trust
Series 2009-RR6, Class 2A1,
4.11% (A), 08/26/2035 (B)	71,746	71,593

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2012-CR4, Class A3,
2.85%, 10/15/2045	$ 2,560,000	$ 2,488,487
Series 2013-CR9, Class A4,
4.38% (A), 07/10/2045	3,000,000	3,105,671
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (B)	5,000,000	5,030,058
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A,
3.67% (A), 09/10/2035 (B)	5,000,000	4,961,005
GS Mortgage Securities Trust
Series 2014-GC18, Class A4,
4.07%, 01/10/2047	3,000,000	3,075,982
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5,
3.66%, 07/15/2045	4,535,000	4,570,313
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A4,
4.30% (A), 08/15/2046	3,500,000	3,590,308

Total Mortgage-Backed Securities (Cost $27,152,444)		26,893,417

MUNICIPAL GOVERNMENT OBLIGATIONS - 2.0%
Texas - 1.3%
North Texas Higher Education Authority, Inc., Revenue Bonds,
Series 1,
1-Month LIBOR + 1.00%, 3.11% (A), 12/01/2034	3,626,382	3,666,889

Vermont - 0.7%
Vermont Student Assistance Corp., Certificate of Obligation,
1-Month LIBOR + 0.70%, 2.76% (A), 07/28/2034	1,866,875	1,872,456

Total Municipal Government Obligations (Cost $5,484,118)		5,539,345

U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.6%
Federal Home Loan Banks
1-Month LIBOR - 0.13%, 2.13% (A), 03/01/2019	20,000,000	20,000,000
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.31%, 08/25/2022	5,150,000	4,995,164
3.11%, 02/25/2023	10,000,000	9,967,384
3.31%, 09/25/2025	15,000,000	14,950,698
3.53%, 06/25/2020	5,500,000	5,538,567
3.97% (A), 01/25/2021	2,945,000	2,994,377
4.08% (A), 11/25/2020	3,670,939	3,737,283
4.22%, 03/25/2020	1,970,061	1,996,454
Federal Home Loan Mortgage Corp. REMIC
4.00%, 02/15/2029	179,249	179,732
Federal National Mortgage Association
1.88%, 12/28/2020 (D)	4,000,000	3,914,860
3.50%, TBA (E)	19,000,000	18,696,549
Government National Mortgage Association
4.51% (A), 10/20/2061	2,101,232	2,110,643
4.58% (A), 06/20/2062	4,753,879	4,803,006

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
4.63% (A), 09/20/2061	$ 1,858,582	$ 1,871,650
4.66% (A), 10/20/2061	1,628,585	1,635,696
4.69% (A), 12/20/2061	1,445,009	1,453,186
4.76% (A), 08/20/2061	3,125,600	3,146,917
4.78% (A), 07/20/2061	1,978,739	1,991,045
Overseas Private Investment Corp.
5.14%, 12/15/2023	10,113	10,644
Tennessee Valley Authority
Series A,
2.88%, 02/01/2027 (D)	6,000,000	5,785,410

Total U.S. Government Agency Obligations (Cost $113,118,678)		109,779,265

U.S. GOVERNMENT OBLIGATIONS - 37.8%
U.S. Treasury - 37.8%
U.S. Treasury Bond
2.50%, 02/15/2046	5,967,000	5,207,606
2.75%, 11/15/2047	5,400,000	4,943,320
2.88%, 11/15/2046	5,350,000	5,031,508
3.00%, 11/15/2045 - 02/15/2048	4,250,000	4,094,698
3.50%, 02/15/2039	1,414,500	1,490,143
4.38%, 05/15/2040	15,881,700	18,871,306
U.S. Treasury Note
0.75%, 08/15/2019	4,000,000	3,936,094
1.13%, 02/28/2021	28,000,000	26,872,344
1.25%, 03/31/2021	4,362,000	4,193,824
1.38%, 01/31/2021	1,700,000	1,643,355
2.00%, 01/31/2020 (D)	12,000,000	11,885,625
2.38%, 01/31/2023	9,825,000	9,599,332
2.50%, 01/31/2025	8,500,000	8,255,293
2.75%, 04/30/2023 - 02/15/2028	1,650,000	1,619,603

Total U.S. Government Obligations (Cost $111,686,044)		107,644,051

	Shares	Value
OTHER INVESTMENT COMPANY - 3.0%
Securities Lending Collateral - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (F)	8,573,250	8,573,250

Total Other Investment Company (Cost $8,573,250)		8,573,250

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp., 1.25% (F), dated 09/28/2018, to be repurchased at $8,297,002 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 01/31/2024, and with a value of $8,464,941.	$ 8,296,138	8,296,138

Total Repurchase Agreement (Cost $8,296,138)		8,296,138

Total Investments (Cost $318,487,340)		310,495,431
Net Other Assets (Liabilities) - (9.2)%		(26,060,292)

Net Assets - 100.0%		$ 284,435,139

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	86	12/31/2018	$18,174,092	$18,123,156	$—	$(50,936)
5-Year U.S. Treasury Note	Long	118	12/31/2018	13,379,477	13,272,234	—	(107,243)
10-Year U.S. Treasury Bond	Long	39	12/19/2018	4,994,667	4,914,000	—	(80,667)
10-Year U.S. Treasury Note	Long	39	12/19/2018	4,690,465	4,632,469	—	(57,996)
U.S. Treasury Bond	Long	31	12/19/2018	4,955,743	4,782,719	—	(173,024)

Total						$—	$(469,866)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$27,103,614	$—	$27,103,614
Corporate Debt Securities	—	16,666,351	—	16,666,351
Mortgage-Backed Securities	—	26,893,417	—	26,893,417
Municipal Government Obligations	—	5,539,345	—	5,539,345
U.S. Government Agency Obligations	—	109,779,265	—	109,779,265
U.S. Government Obligations	—	107,644,051	—	107,644,051
Other Investment Company	8,573,250	—	—	8,573,250
Repurchase Agreement	—	8,296,138	—	8,296,138

Total Investments	$8,573,250	$301,922,181	$—	$310,495,431

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(469,866)	$—	$—	$(469,866)

Total Other Financial Instruments	$(469,866)	$—	$—	$(469,866)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $20,351,271, representing 7.2% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,403,155. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Rates disclosed reflect the yields at September 30, 2018.
(G)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 94.9%
U.S. Mixed Allocation Fund - 94.9%
American Funds Insurance Series - Asset Allocation Fund	33,230,391	$ 784,569,526

Total Investment Company (Cost $730,852,037)		784,569,526

	Principal	Value

REPURCHASE AGREEMENT - 5.1%
Fixed Income Clearing Corp., 1.25% (A), dated 09/28/2018, to be repurchased at $41,772,028 on 10/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 10/31/2023, and with a value of $42,607,694.	$ 41,767,677	41,767,677

Total Repurchase Agreement (Cost $41,767,677)		41,767,677

Total Investments (Cost $772,619,714)		826,337,203
Net Other Assets (Liabilities) - (0.0)% (B)		(381,922)

Net Assets - 100.0%		$ 825,955,281

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$784,569,526	$—	$—	$784,569,526
Repurchase Agreement	—	41,767,677	—	41,767,677

Total Investments	$784,569,526	$41,767,677	$—	$826,337,203

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at September 30, 2018.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 3.2%
United Technologies Corp.	204,164	$ 28,544,169

Airlines - 2.3%
Southwest Airlines Co.	320,500	20,015,225

Auto Components - 0.9%
Adient PLC (A)	211,374	8,309,112

Banks - 13.3%
Bank of America Corp.	929,546	27,384,425
JPMorgan Chase & Co.	288,749	32,582,437
US Bancorp	525,663	27,760,263
Wells Fargo & Co.	581,400	30,558,384

		118,285,509

Building Products - 2.9%
Johnson Controls International PLC	731,298	25,595,430

Capital Markets - 3.0%
State Street Corp.	315,800	26,457,724

Chemicals - 5.7%
DowDuPont, Inc.	487,021	31,320,320
Praxair, Inc.	120,241	19,326,336

		50,646,656

Consumer Finance - 3.4%
American Express Co.	284,973	30,346,775

Diversified Telecommunication Services - 5.9%
AT&T, Inc.	605,442	20,330,742
Verizon Communications, Inc.	602,000	32,140,780

		52,471,522

Electric Utilities - 6.0%
Entergy Corp.	321,722	26,101,306
Exelon Corp.	619,530	27,048,680

		53,149,986

Energy Equipment & Services - 2.8%
Schlumberger, Ltd.	405,194	24,684,419

Equity Real Estate Investment Trusts - 2.3%
HCP, Inc.	759,867	19,999,699

Food & Staples Retailing - 1.4%
Walmart, Inc.	135,399	12,715,320

Food Products - 1.0%
Tyson Foods, Inc., Class A	147,200	8,762,816

Health Care Providers & Services - 4.5%
Cardinal Health, Inc.	209,600	11,318,400
CVS Health Corp.	368,196	28,984,389

		40,302,789

Household Durables - 1.0%
Whirlpool Corp.	74,014	8,789,163

Industrial Conglomerates - 2.7%
General Electric Co.	2,104,044	23,754,657

	Shares	Value
COMMON STOCKS (continued)
Insurance - 2.1%
Loews Corp.	373,700	$ 18,770,951

IT Services - 2.0%
International Business Machines Corp.	120,186	18,173,325

Machinery - 2.8%
Stanley Black & Decker, Inc.	169,931	24,884,696

Oil, Gas & Consumable Fuels - 12.9%
BP PLC, ADR	316,614	14,595,905
Chevron Corp.	160,500	19,625,940
ConocoPhillips	382,895	29,636,073
Occidental Petroleum Corp.	300,959	24,729,801
Phillips 66	226,879	25,573,801

		114,161,520

Pharmaceuticals - 12.5%
Johnson & Johnson	141,810	19,593,888
Merck & Co., Inc.	319,833	22,688,953
Pfizer, Inc.	1,140,300	50,253,021
Sanofi, ADR	409,321	18,284,369

		110,820,231

Tobacco - 4.9%
Altria Group, Inc.	339,700	20,487,307
Philip Morris International, Inc.	282,300	23,018,742

		43,506,049

Total Common Stocks (Cost $736,841,480)		883,147,743

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (B)	6,402,084	6,402,084

Total Other Investment Company (Cost $6,402,084)		6,402,084

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.25% (B), dated 09/28/2018, to be repurchased at $6,663,339 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $6,796,365.	$ 6,662,645	6,662,645

Total Repurchase Agreement (Cost $6,662,645)		6,662,645

Total Investments (Cost $749,906,209)		896,212,472
Net Other Assets (Liabilities) - (1.0)%		(9,312,347)

Net Assets - 100.0%		$ 886,900,125

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$883,147,743	$—	$—	$883,147,743
Other Investment Company	6,402,084	—	—	6,402,084
Repurchase Agreement	—	6,662,645	—	6,662,645

Total Investments	$889,549,827	$6,662,645	$—	$896,212,472

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $6,252,570. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2018.
(C)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica BlackRock Equity Smart Beta 100 VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 24.1%
iShares Edge MSCI Min Vol EAFE ETF	181,174	$ 13,191,279
iShares Edge MSCI Min Vol Emerging Markets ETF	60,327	3,577,391

		16,768,670

U.S. Equity Funds - 75.5%
iShares Edge MSCI Min Vol USA ETF	201,301	11,482,209
iShares Edge MSCI USA Momentum Factor ETF	97,606	11,615,114
iShares Edge MSCI USA Quality Factor ETF	128,052	11,572,059
iShares Edge MSCI USA Size Factor ETF	75,286	6,623,053
iShares Edge MSCI USA Value Factor ETF	128,119	11,255,254

		52,547,689

Total Exchange-Traded Funds (Cost $57,875,267)		69,316,359

Total Investments (Cost $57,875,267)		69,316,359
Net Other Assets (Liabilities) - 0.4%		259,486

Net Assets - 100.0%		$ 69,575,845

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$69,316,359	$—	$—	$69,316,359

Total Investments	$69,316,359	$—	$—	$69,316,359

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.1%
International Mixed Allocation Fund - 95.1%
Transamerica Blackrock Global Allocation VP (A)	25,442,506	$ 231,526,808

Total Investment Company (Cost $235,126,133)		231,526,808

	Principal	Value
REPURCHASE AGREEMENT - 5.0%
Fixed Income Clearing Corp., 1.25% (B), dated 09/28/2018, to be repurchased at $12,118,906 on 10/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 10/31/2023, and with a value of $12,362,365.	$ 12,117,643	12,117,643

Total Repurchase Agreement (Cost $12,117,643)		12,117,643

Total Investments (Cost $247,243,776)		243,644,451
Net Other Assets (Liabilities) - (0.1)%		(161,328)

Net Assets - 100.0%		$ 243,483,123

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$231,526,808	$—	$—	$231,526,808
Repurchase Agreement	—	12,117,643	—	12,117,643

Total Investments	$231,526,808	$12,117,643	$—	$243,644,451

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated Investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$198,036,568	$41,826,353	$—	$—	$(8,336,113)	$231,526,808	25,442,506	$8,888,954	$—

(B)	Rate disclosed reflects the yield at September 30, 2018.
(C)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.0%
International Mixed Allocation Fund - 95.0%
Transamerica Blackrock Global Allocation VP (A)	22,324,545	$ 203,153,361

Total Investment Company (Cost $206,958,193)		203,153,361

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
Fixed Income Clearing Corp., 1.25% (B), dated 09/28/2018, to be repurchased at $8,017,886 on 10/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 10/31/2023, and with a value of $8,181,810.	$ 8,017,051	8,017,051

Total Repurchase Agreement (Cost $8,017,051)		8,017,051

Total Investments (Cost $214,975,244)		211,170,412
Net Other Assets (Liabilities) - 1.2%		2,520,645

Net Assets - 100.0%		$ 213,691,057

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	Long	5	12/21/2018	$430,029	$425,200	$—	$(4,829)
EUR Currency	Long	86	12/17/2018	12,549,463	12,558,150	8,687	—
EURO STOXX 50® Index	Long	256	12/21/2018	9,942,486	10,067,144	124,658	—
FTSE 100 Index	Long	14	12/21/2018	1,330,989	1,366,107	35,118	—
GBP Currency	Long	22	12/17/2018	1,795,080	1,799,512	4,432	—
JPY Currency	Long	50	12/17/2018	5,647,227	5,533,750	—	(113,477)
MSCI Emerging Markets Index	Long	121	12/21/2018	6,201,946	6,350,685	148,739	—
Nikkei 225 Index	Long	28	12/13/2018	5,542,355	5,944,024	401,669	—
S&P 500® E-Mini Index	Long	198	12/21/2018	28,813,108	28,898,100	84,992	—
S&P MidCap 400® E-Mini Index	Long	9	12/21/2018	1,841,677	1,822,680	—	(18,997)

Total						$808,295	$(137,303)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$203,153,361	$—	$—	$203,153,361
Repurchase Agreement	—	8,017,051	—	8,017,051

Total Investments	$203,153,361	$8,017,051	$—	$211,170,412

Other Financial Instruments
Futures Contracts (D)	$808,295	$—	$—	$808,295

Total Other Financial Instruments	$808,295	$—	$—	$808,295

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(137,303)	$—	$—	$(137,303)

Total Other Financial Instruments	$(137,303)	$—	$—	$(137,303)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated Investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$205,576,497	$13,821,279	$(8,688,725)	$(595,842)	$(6,959,848)	$203,153,361	22,324,545	$7,816,030	$—

(B)	Rate disclosed reflects the yield at September 30, 2018.
(C)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 61.8%
Australia - 0.0% (A)
AGL Energy, Ltd.	8,946	$ 126,099
AMP, Ltd.	2,321	5,352
Stockland, REIT	24,428	73,280
Woolworths Group, Ltd.	4,774	96,901

		301,632

Belgium - 0.3%
Anheuser-Busch InBev SA	68,621	5,992,961

Brazil - 0.5%
Azul SA, ADR (B)	287,358	5,112,099
Banco do Brasil SA	15,322	111,731
Banco Santander Brasil SA	2,869	25,369
Hapvida Participacoes e Investimentos SA (B) (C)	272,674	1,620,427
JBS SA	3,403	7,904
Notre Dame Intermedica Participacoes SA (B)	315,728	2,061,568
Suzano Papel e Celulose SA	6,466	76,979
TIM Participacoes SA	4,769	13,852

		9,029,929

Canada - 1.3%
Canadian Natural Resources, Ltd.	2,046	66,846
Enbridge, Inc.	120,371	3,884,228
Encana Corp.	697,555	9,144,946
Husky Energy, Inc.	7,259	127,460
Imperial Oil, Ltd.	3,088	99,933
Magna International, Inc.	104	5,463
Manulife Financial Corp.	798	14,265
Nutrien, Ltd. (D)	3,034	175,184
Suncor Energy, Inc.	114,262	4,421,333
Teck Resources, Ltd., Class B	741	17,859
TransCanada Corp. (D)	115,222	4,661,868

		22,619,385

China - 1.6%
Agile Group Holdings, Ltd.	32,000	45,210
Agricultural Bank of China, Ltd., A Shares	100	57
Agricultural Bank of China, Ltd., H Shares	76,000	37,280
Alibaba Group Holding, Ltd., ADR (B)	55,326	9,115,512
Anhui Conch Cement Co., Ltd., H Shares	1,500	9,054
BAIC Motor Corp., Ltd., H Shares (C)	18,500	14,817
Baidu, Inc., ADR (B)	187	42,763
Bank of China, Ltd., Class H	31,000	13,781
Beijing Capital International Airport Co., Ltd., Class H	760,000	923,260
BOE Technology Group Co., Ltd., A Shares	100	46
China CITIC Bank Corp., Ltd., Class H	50,000	31,999
China Communications Services Corp., Ltd., H Shares	90,000	82,891
China Construction Bank Corp., Class H	39,000	34,076
China National Building Material Co., Ltd., H Shares	34,000	30,185
China Petroleum & Chemical Corp., H Shares	140,000	140,208
China Shenhua Energy Co., Ltd., Class H	33,500	76,514
CNOOC, Ltd.	133,000	263,338
Country Garden Holdings Co., Ltd.	26,000	32,781

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Country Garden Services Holdings Co., Ltd. (B)	26,149	$ 44,426
Dongfeng Motor Group Co., Ltd., Class H	26,000	26,769
Fosun International, Ltd.	63,500	111,939
Guangzhou Automobile Group Co., Ltd., Class H	52,000	57,591
Industrial & Commercial Bank of China, Ltd., Class H	253,000	184,861
Meituan Dianping, Class B (B) (D)	179,789	1,577,792
New Oriental Education & Technology Group, Inc., ADR	2,750	203,527
Ping An Healthcare and Technology Co., Ltd. (B) (C) (D)	439,300	2,934,896
Ping An Insurance Group Co. of China, Ltd., H Shares	2,000	20,311
SINA Corp. (B)	3,730	259,160
Sinopec Shanghai Petrochemical Co., Ltd., Class H	44,000	26,866
Tencent Holdings, Ltd.	299,700	12,373,366
Tingyi Holding Corp.	20,000	36,738
Want Want China Holdings, Ltd.	747,000	628,834
Yum China Holdings, Inc.	1,345	47,223
Zhejiang Expressway Co., Ltd., H Shares	24,000	19,958

		29,448,029

Czech Republic - 0.0% (A)
CEZ AS	30,342	775,916

Denmark - 0.1%
Carlsberg A/S, Class B	2,214	265,560
Danske Bank A/S	4,653	122,213
Novo Nordisk A/S, Class B	22,855	1,076,048

		1,463,821

Finland - 0.0% (A)
Nokia OYJ	23,824	132,136

France - 2.6%
AXA SA	141,720	3,809,195
BNP Paribas SA	1,362	83,353
Cie de Saint-Gobain	6,502	280,413
Cie Generale des Etablissements Michelin SCA	1,366	163,278
Credit Agricole SA	1,012	14,553
Danone SA	159,073	12,318,942
Dassault Aviation SA	1,948	3,605,192
Eiffage SA	12,815	1,430,751
Engie SA (D)	10,036	147,576
Eutelsat Communications SA	38,965	921,093
Kering SA	575	308,233
Publicis Groupe SA	2,388	142,733
Safran SA	66,907	9,376,266
Sanofi	13,639	1,212,371
Societe Generale SA	6,887	295,618
Sodexo SA	75,404	7,996,621
TOTAL SA, ADR	2,532	163,036
Unibail-Rodamco-Westfield	26,619	5,353,538

		47,622,762

Germany - 1.6%
adidas AG	240	58,768
Allianz SE	1,132	252,347
Bayer AG	135,885	12,070,932
Evonik Industries AG	7,482	267,993
Fraport AG Frankfurt Airport Services Worldwide	11,273	996,037

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Fresenius SE & Co. KGaA	197,600	$ 14,508,747
Muenchener Rueckversicherungs-Gesellschaft AG	371	82,166
SAP SE	1,708	210,206
Vonovia SE	7,201	351,819

		28,799,015

Hong Kong - 0.9%
Beijing Enterprises Holdings, Ltd.	11,000	61,686
China Mobile, Ltd.	14,500	142,900
China Resources Beer Holdings Co., Ltd.	6,000	24,105
China Resources Cement Holdings, Ltd.	100,000	116,372
China Resources Gas Group, Ltd.	4,000	16,274
CITIC, Ltd.	60,000	89,367
CK Asset Holdings, Ltd.	3,500	26,267
CK Infrastructure Holdings, Ltd.	88,500	700,914
CLP Holdings, Ltd.	76,500	895,620
Galaxy Entertainment Group, Ltd.	10,000	63,423
Hang Lung Properties, Ltd.	328,000	641,055
HKT Trust & HKT, Ltd.	346,000	475,574
Hong Kong Exchanges & Clearing, Ltd.	400	11,446
Hongkong Land Holdings, Ltd.	11,400	75,468
I-CABLE Communications, Ltd. (B)	70,516	1,594
Jardine Matheson Holdings, Ltd.	13,500	847,125
Link REIT	80,500	792,316
MTR Corp., Ltd.	2,500	13,157
Power Assets Holdings, Ltd.	56,500	393,346
Sino Land Co., Ltd.	240,000	411,428
Sun Hung Kai Properties, Ltd.	580,500	8,453,506
Swire Pacific, Ltd., Class A	53,500	586,027
WH Group, Ltd. (C)	204,500	143,938
Wharf Holdings, Ltd.	108,000	293,855
Wharf Real Estate Investment Co., Ltd.	86,000	554,778

		15,831,541

Indonesia - 0.1%
Bank Central Asia Tbk PT	254,800	412,940
Siloam International Hospitals Tbk PT (B)	2,612,503	511,929

		924,869

Ireland - 0.1%
Accenture PLC, Class A	2,402	408,821
Medtronic PLC	8,095	796,305

		1,205,126

Italy - 1.0%
Ei Towers SpA	53,166	3,506,174
Enel SpA	734,109	3,760,513
Eni SpA	9,192	173,768
Luxottica Group SpA	92,795	6,304,926
RAI Way SpA (C)	363,814	1,848,028
Snam SpA	303,064	1,262,871
Telecom Italia SpA (B)	2,638,571	1,602,218
Telecom Italia SpA	133,275	71,706
UniCredit SpA	3,405	51,251

		18,581,455

Japan - 8.5%
Aeon Co., Ltd.	300	7,228
Ajinomoto Co., Inc.	341,200	5,857,337
Alfresa Holdings Corp.	17,500	468,227
Alpine Electronics, Inc. (D)	13,500	253,675
Asahi Kasei Corp.	226,300	3,431,745
Astellas Pharma, Inc.	345,100	6,019,963

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Bridgestone Corp.	50,800	$ 1,919,419
Canon Marketing Japan, Inc.	14,800	314,184
COMSYS Holdings Corp.	17,800	527,170
Daicel Corp.	66,400	771,414
Daikin Industries, Ltd.	23,600	3,141,612
Daiwa House Industry Co., Ltd.	1,600	47,428
Denso Corp.	172,200	9,091,954
DOWA Holdings Co., Ltd.	9,100	289,130
East Japan Railway Co.	98,200	9,122,522
Eisai Co., Ltd.	2,100	204,418
Exedy Corp.	10,400	344,622
Fujitsu, Ltd.	500	35,628
GS Yuasa Corp.	15,400	379,104
Hino Motors, Ltd.	31,000	339,412
Hitachi Chemical Co., Ltd.	24,900	506,898
Hitachi, Ltd.	9,000	305,756
Hoya Corp.	95,700	5,685,399
Inpex Corp.	1,300	16,213
Japan Airlines Co., Ltd.	238,800	8,583,517
Japan Aviation Electronics Industry, Ltd.	21,000	353,758
JFE Holdings, Inc.	1,800	41,301
Kajima Corp.	2,000	29,062
Kamigumi Co., Ltd.	17,400	383,468
KDDI Corp.	24,200	668,578
Keyence Corp.	1,200	696,849
Kinden Corp.	54,100	866,114
Koito Manufacturing Co., Ltd. (D)	83,500	5,482,398
Kuraray Co., Ltd.	22,300	335,226
Kyowa Hakko Kirin Co., Ltd.	2,200	41,223
Kyudenko Corp.	8,800	349,305
Mabuchi Motor Co., Ltd.	12,800	516,529
Maeda Road Construction Co., Ltd.	21,400	435,270
Medipal Holdings Corp.	20,100	419,443
Mitsubishi Electric Corp.	720,100	9,864,774
Mitsubishi Heavy Industries, Ltd.	3,400	131,278
Mitsubishi Tanabe Pharma Corp.	1,000	16,722
Mitsubishi UFJ Financial Group, Inc.	7,300	45,559
Mitsui & Co., Ltd.	900	16,005
Murata Manufacturing Co., Ltd.	50,400	7,747,192
Nexon Co., Ltd. (B)	1,200	15,684
Nichias Corp.	12,000	312,093
Nintendo Co., Ltd.	200	72,980
Nippo Corp.	20,900	383,528
Nippon Telegraph & Telephone Corp.	12,500	564,601
Nippon Television Holdings, Inc.	40,500	701,496
Nitto Denko Corp.	129,700	9,721,222
Okumura Corp.	19,800	621,255
Ono Pharmaceutical Co., Ltd.	1,400	39,615
Oracle Corp.	1,300	104,806
Otsuka Holdings Co., Ltd.	1,400	70,567
Panasonic Corp.	14,400	167,738
Rohm Co., Ltd.	50,200	3,658,300
Seino Holdings Co., Ltd.	22,900	346,060
Seven & i Holdings Co., Ltd.	7,800	347,368
Shimamura Co., Ltd.	3,300	313,096
Shin-Etsu Chemical Co., Ltd.	83,300	7,379,110
Shionogi & Co., Ltd.	600	39,204
Shiseido Co., Ltd.	1,500	116,164
Sony Corp.	2,200	134,881
Stanley Electric Co., Ltd.	10,500	359,026
Subaru Corp.	385,600	11,810,315
Sumitomo Chemical Co., Ltd. (D)	24,000	140,468
Sumitomo Mitsui Financial Group, Inc.	900	36,326
Suzuken Co., Ltd.	8,900	422,206
Suzuki Motor Corp.	161,400	9,244,774
Taisei Corp.	1,800	82,063
Takeda Pharmaceutical Co., Ltd. (D)	29,800	1,274,932

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Toagosei Co., Ltd.	23,300	$ 268,846
Toda Corp.	96,800	698,609
Toho Co., Ltd.	13,400	420,445
Tokyo Gas Co., Ltd.	230,800	5,672,496
Tokyo Steel Manufacturing Co., Ltd. (D)	61,300	448,879
Toray Industries, Inc.	243,900	1,832,148
Toshiba Corp. (B)	5,900	170,582
Toyota Industries Corp.	93,200	5,512,269
TV Asahi Holdings Corp.	29,400	564,867
Ube Industries, Ltd.	122,600	3,334,219
Unicharm Corp.	2,100	69,458
Yamato Kogyo Co., Ltd.	12,500	387,806

		153,964,531

Macau - 0.0% (A)
Sands China, Ltd.	2,000	9,057

Malaysia - 0.0% (A)
Malaysia Airports Holdings Bhd.	142,100	305,591

Mexico - 0.0% (A)
Cemex SAB de CV (B)	66,095	46,514

Netherlands - 2.5%
ABN AMRO Group NV, CVA (C)	124,691	3,394,916
Koninklijke Philips NV	372,826	16,983,647
Royal Dutch Shell PLC, Class A	509,871	17,507,985
Royal Dutch Shell PLC, Class A	5,656	194,364
Royal Dutch Shell PLC, Class A, ADR	111,296	7,583,709
Royal Dutch Shell PLC, Class B	7,333	257,010

		45,921,631

Norway - 0.0% (A)
Equinor ASA	3,245	91,504

Poland - 0.0% (A)
PGE Polska Grupa Energetyczna SA (B)	3,207	8,281
Polski Koncern Naftowy Orlen SA	342	9,369
Polskie Gornictwo Naftowe i Gazownictwo SA (B)	17,548	30,795

		48,445

Portugal - 0.1%
Jeronimo Martins SGPS SA	24,305	357,962
NOS SGPS SA	233,097	1,396,489

		1,754,451

Republic of Korea - 0.8%
Coway Co., Ltd.	7,467	584,301
Doosan Bobcat, Inc.	87,318	3,180,209
E-MART, Inc.	131	24,505
Hana Financial Group, Inc.	3,435	137,958
Industrial Bank of Korea	5,032	69,180
KB Financial Group, Inc.	1,461	71,387
KT&G Corp.	43,662	4,093,620
LG Chem, Ltd.	2,760	909,425
Lotte Chemical Corp.	24	6,015
NCSoft Corp.	1,044	416,471
POSCO	3,119	828,078
S-Oil Corp.	4,427	546,765
Samsung Electronics Co., Ltd.	58,473	2,448,565
Samsung SDS Co., Ltd.	109	22,699
Shinhan Financial Group Co., Ltd.	5,416	219,716
SK Hynix, Inc.	342	22,538
SK Innovation Co., Ltd.	102	19,770

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
SK Telecom Co., Ltd.	2,980	$ 757,593
Woori Bank	4,969	75,705

		14,434,500

Republic of South Africa - 0.0% (A)
Naspers, Ltd., N Shares	42	9,064
Old Mutual, Ltd. (D)	52,379	112,194
Tiger Brands, Ltd.	774	14,505

		135,763

Singapore - 0.5%
CapitaLand, Ltd.	3,332,600	8,215,399
ComfortDelGro Corp., Ltd.	311,600	553,885
Genting Singapore, Ltd.	158,400	122,822
Singapore Telecommunications, Ltd.	285,000	675,469

		9,567,575

Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA	46,638	297,278
CaixaBank SA	14,933	68,277
Cellnex Telecom SA (C)	222,230	5,838,998
Repsol SA	516	10,284
Telefonica SA	7,109	56,275

		6,271,112

Sweden - 0.0% (A)
Sandvik AB	6,141	109,002
Telefonaktiebolaget LM Ericsson, B Shares	11,649	103,390
Volvo AB, Class B	576	10,182

		222,574

Switzerland - 1.1%
Chubb, Ltd.	29,710	3,970,444
Cie Financiere Richemont SA	1,491	121,541
Nestle SA	158,704	13,231,263
Novartis AG	2,094	180,083
Roche Holding AG	870	210,763
SGS SA	32	84,255
Swatch Group AG	496	38,663
Swiss Re AG	1,328	122,597
UBS Group AG (B)	163,430	2,581,175

		20,540,784

Taiwan - 0.8%
Cathay Financial Holding Co., Ltd.	458,000	787,509
Cheng Shin Rubber Industry Co., Ltd.	223,000	350,572
Chunghwa Telecom Co., Ltd.	1,175,000	4,233,125
Far EasTone Telecommunications Co., Ltd.	670,000	1,597,485
Formosa Chemicals & Fibre Corp.	157,000	658,173
Formosa Petrochemical Corp.	124,000	601,055
Formosa Plastics Corp.	171,000	655,258
Fubon Financial Holding Co., Ltd.	562,000	953,447
Hon Hai Precision Industry Co., Ltd.	285,400	740,303
MediaTek, Inc.	4,000	32,293
Nan Ya Plastics Corp.	214,000	594,347
Nanya Technology Corp.	18,000	34,251
Taiwan Cooperative Financial Holding Co., Ltd.	240	146
Taiwan Mobile Co., Ltd.	554,000	1,986,801
Taiwan Semiconductor Manufacturing Co., Ltd.	115,000	988,684

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Taiwan (continued)
Uni-President Enterprises Corp.	353,000	$ 921,433
Yageo Corp.	2,000	30,066

		15,164,948

Thailand - 0.2%
Advanced Info Service PCL	148,900	925,445
Intouch Holdings PCL, F Shares	392,800	652,845
PTT Global Chemical PCL	329,500	827,826
Siam Cement PCL	48,600	706,308
Thai Oil PCL	203,300	556,340

		3,668,764

Turkey - 0.0% (A)
BIM Birlesik Magazalar AS	672	9,058
Eregli Demir VE Celik Fabrikalari TAS	2,016	3,685
Turk Hava Yollari AO (B)	36,284	114,772
Turkiye Is Bankasi AS, Class C	50,927	37,298

		164,813

United Arab Emirates - 0.5%
NMC Health PLC	186,153	8,234,926

United Kingdom - 1.5%
Anglo American PLC (D)	4,790	107,572
Barclays PLC	64,704	144,871
Berkeley Group Holdings PLC	6,521	312,696
BP PLC	8,007	61,501
GlaxoSmithKline PLC	14,822	296,894
GW Pharmaceuticals PLC, ADR (B)	6,596	1,139,393
HSBC Holdings PLC	750,737	6,554,066
Liberty Global PLC, Class A (B)	114,835	3,322,177
Liberty Global PLC, Series C (B)	4,207	118,469
National Grid PLC	29,320	302,439
Rio Tinto, Ltd.	1,369	77,940
Vodafone Group PLC, ADR	86,759	1,882,670
Vodafone Group PLC	6,241,963	13,383,352

		27,704,040

United States - 34.8%
AbbVie, Inc.	5,738	542,700
Acadia Healthcare Co., Inc. (B) (D)	68,412	2,408,102
Adobe Systems, Inc. (B)	2,875	776,106
AES Corp.	6,972	97,608
Aetna, Inc.	3,416	692,936
Agilent Technologies, Inc.	1,036	73,079
Air Products & Chemicals, Inc.	63,222	10,561,235
Allergan PLC	1,126	214,481
Alliance Data Systems Corp.	423	99,896
Ally Financial, Inc.	5,038	133,255
Alphabet, Inc., Class A (B)	205	247,451
Alphabet, Inc., Class C (B)	25,091	29,945,356
Altria Group, Inc.	174,579	10,528,860
Amazon.com, Inc. (B) (E)	11,993	24,021,979
Amdocs, Ltd.	1,462	96,463
American Tower Corp., REIT	2,677	388,968
Ameriprise Financial, Inc.	1,609	237,585
Amgen, Inc.	3,180	659,182
Anadarko Petroleum Corp.	260,800	17,580,528
Anthem, Inc.	59,116	16,200,740
Apple, Inc.	147,193	33,227,348
Archer-Daniels-Midland Co.	4,231	212,692
AT&T, Inc.	29,972	1,006,460
Autodesk, Inc. (B)	39	6,088
Automatic Data Processing, Inc.	976	147,044
Bank of America Corp.	543,679	16,016,783

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Bank of New York Mellon Corp.	2,979	$ 151,899
Baxter International, Inc.	24,934	1,922,162
Berkshire Hathaway, Inc., Class B (B)	4,280	916,391
Biogen, Inc. (B)	14,311	5,056,219
Boeing Co.	2,387	887,725
Booking Holdings, Inc. (B)	83	164,672
Bristol-Myers Squibb Co.	4,068	252,541
Capital One Financial Corp.	2,650	251,565
Caterpillar, Inc.	1,726	263,198
Charles Schwab Corp.	226,078	11,111,734
Charter Communications, Inc., Class A (B)	54,085	17,625,220
Chevron Corp.	4,593	561,632
Cigna Corp.	1,568	326,536
Cisco Systems, Inc.	11,944	581,076
Citigroup, Inc.	113,241	8,123,909
Cloudera, Inc. (B)	309,061	5,454,927
Cognizant Technology Solutions Corp., Class A	3,987	307,597
Colgate-Palmolive Co.	22,499	1,506,308
Comcast Corp., Class A	604,826	21,416,889
Conagra Brands, Inc.	3,703	125,791
ConocoPhillips	1,954	151,240
Constellation Brands, Inc., Class A	631	136,056
Corning, Inc.	1,345	47,479
Costco Wholesale Corp.	892	209,513
CSX Corp.	4,553	337,150
CVS Health Corp.	270,299	21,277,937
Dell Technologies, Inc., Class V (B)	1,660	161,219
Delta Air Lines, Inc.	3,113	180,025
Discover Financial Services	3,780	288,981
Dollar General Corp.	11,751	1,284,384
Domo, Inc., Class B (B) (D)	92,911	1,992,941
DowDuPont, Inc.	232,954	14,981,272
DXC Technology Co.	173	16,179
Eaton Corp. PLC	3,448	299,045
eBay, Inc. (B)	7,210	238,074
Edgewell Personal Care Co. (B)	77,021	3,560,681
Edwards Lifesciences Corp. (B)	1,295	225,460
Electronic Arts, Inc. (B)	519	62,534
Eli Lilly & Co.	1,214	130,274
Equity Residential, REIT	16,048	1,063,341
Exelon Corp.	4,161	181,669
Expedia Group, Inc.	534	69,676
Express Scripts Holding Co. (B)	3,133	297,666
Exxon Mobil Corp.	55,268	4,698,885
Facebook, Inc., Class A (B)	131,812	21,677,802
Fieldwood Energy LLC (B) (F) (G) (H) (I)	7,771	181,297
Fieldwood Energy, Inc. (I)	2,098	583,977
Fifth Third Bancorp	100,445	2,804,424
FleetCor Technologies, Inc. (B)	41,731	9,507,991
Fortune Brands Home & Security, Inc.	7,027	367,934
General Electric Co.	7,918	89,394
General Motors Co.	3,206	107,946
Gilead Sciences, Inc.	130,262	10,057,529
Global Payments, Inc.	7,612	969,769
Goldman Sachs Group, Inc.	2,322	520,685
Halliburton Co.	4,214	170,793
Hartford Financial Services Group, Inc.	9,807	489,958
HCA Healthcare, Inc.	74,419	10,353,171
Helmerich & Payne, Inc.	2,243	154,251
Hewlett Packard Enterprise Co.	11,453	186,798
Home Depot, Inc.	3,709	768,319
Honeywell International, Inc.	1,039	172,890
HP, Inc.	10,357	266,900
Humana, Inc.	541	183,139
Huntsman Corp.	4,215	114,775
Illumina, Inc. (B)	420	154,165

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Ingersoll-Rand PLC	1,552	$ 158,770
Intel Corp.	11,146	527,094
International Business Machines Corp.	11,664	1,763,713
Intuit, Inc.	2,805	637,857
Intuitive Surgical, Inc. (B)	272	156,128
Johnson & Johnson	170,366	23,539,470
JPMorgan Chase & Co.	9,239	1,042,529
Kinder Morgan, Inc.	4,133	73,278
KLA-Tencor Corp.	1,432	145,649
Kohl’s Corp.	2,716	202,478
Kroger Co.	5,149	149,887
Lam Research Corp.	30	4,551
Las Vegas Sands Corp.	4,837	286,979
Lear Corp.	639	92,655
Liberty Broadband Corp., Class A (B)	11,308	953,604
Liberty Broadband Corp., Class C (B)	48,598	4,096,811
Liberty Media Corp. - Liberty SiriusXM, Class A (B)	40,548	1,761,405
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	67,945	2,952,210
Lockheed Martin Corp.	3,091	1,069,362
Lowe’s Cos., Inc.	9,985	1,146,478
Marathon Petroleum Corp.	32,556	2,603,503
Marsh & McLennan Cos., Inc.	83,021	6,867,497
Masco Corp.	39,223	1,435,562
Mastercard, Inc., Class A	10,323	2,298,003
McDonald’s Corp.	801	133,999
McKesson Corp.	1,288	170,853
Merck & Co., Inc.	13,445	953,788
MetLife, Inc.	2,996	139,973
MGM Resorts International	180,503	5,037,839
Micron Technology, Inc. (B)	7,448	336,873
Microsoft Corp.	267,060	30,543,652
Mondelez International, Inc., Class A	12,641	543,057
Morgan Stanley	237,028	11,038,394
Newmont Mining Corp.	35,205	1,063,191
NextEra Energy, Inc.	71,644	12,007,534
Norfolk Southern Corp.	1,138	205,409
Northrop Grumman Corp.	1,583	502,397
NRG Energy, Inc.	1,688	63,131
O’Reilly Automotive, Inc. (B)	14,725	5,114,287
Occidental Petroleum Corp.	3,099	254,645
Omnicom Group, Inc.	3,909	265,890
Oracle Corp.	42,923	2,213,110
Packaging Corp. of America	2,347	257,442
Paychex, Inc.	1,797	132,349
PepsiCo, Inc.	6,941	776,004
Pfizer, Inc.	357,081	15,736,560
Philip Morris International, Inc.	3,975	324,122
Phillips 66	4,997	563,262
Procter & Gamble Co.	137,899	11,477,334
Prudential Financial, Inc.	1,429	144,786
Pure Storage, Inc., Class A (B)	181,684	4,714,700
PVH Corp.	1,129	163,028
QUALCOMM, Inc.	171,814	12,375,762
Raytheon Co.	9,177	1,896,519
Red Hat, Inc. (B)	1,166	158,903
Reinsurance Group of America, Inc.	1,707	246,764
Rockwell Automation, Inc.	1,401	262,716
Ross Stores, Inc.	2,221	220,101
Royal Caribbean Cruises, Ltd.	1,057	137,347
Schlumberger, Ltd.	39,721	2,419,803
Sempra Energy	32,807	3,731,796
St. Joe Co. (B)	91,187	1,531,942
Starbucks Corp.	190,015	10,800,453
State Street Corp.	1,037	86,880
Stryker Corp.	3,523	625,967

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
SunTrust Banks, Inc.	98,604	$ 6,585,761
Sysco Corp.	2,244	164,373
Target Corp.	1,873	165,217
Tenet Healthcare Corp. (B)	143,881	4,094,853
TESARO, Inc. (B) (D)	26,051	1,016,250
Texas Instruments, Inc.	1,624	174,239
Thermo Fisher Scientific, Inc.	2,561	625,089
Travelers Cos., Inc.	5,510	714,702
Union Pacific Corp.	870	141,662
United Continental Holdings, Inc. (B)	92,980	8,280,799
United Rentals, Inc. (B)	1,239	202,700
United Technologies Corp.	7,678	1,073,461
UnitedHealth Group, Inc.	8,034	2,137,365
Valero Energy Corp.	5,949	676,699
VeriSign, Inc. (B)	2,247	359,790
Verizon Communications, Inc.	52,424	2,798,917
VF Corp.	1,849	172,789
Visa, Inc., Class A	7,289	1,094,006
Vistra Energy Corp. (B)	37,107	923,222
VMware, Inc., Class A (B)	1,834	286,214
Vornado Realty Trust, REIT	2,034	148,482
Walmart, Inc.	13,420	1,260,272
Walt Disney Co.	1,796	210,024
Waste Management, Inc.	1,470	132,829
Waters Corp. (B)	1,729	336,602
Wells Fargo & Co.	334,951	17,605,025
Western Digital Corp.	153,111	8,963,118
Weyerhaeuser Co., REIT	5,927	191,264
Williams Cos., Inc.	632,443	17,196,125
Wyndham Destinations, Inc.	3,123	135,413
Xcel Energy, Inc.	1,707	80,588
Yum! Brands, Inc.	1,579	143,547
Zoetis, Inc.	2,787	255,178
Zynga, Inc., Class A (B)	1,008,845	4,045,469

		630,636,583

Total Common Stocks (Cost $993,423,704)		1,121,616,683

CONVERTIBLE PREFERRED STOCKS - 0.6%
United States - 0.6%
Dropbox, Inc.,
0.00% (B) (J)	114,660	3,076,328
Mandatory Exchangeable Trust,
5.75% (C)	26,837	4,982,557
Wells Fargo & Co.,
Series L, Class A, 7.50% (K)	550	709,984
Welltower, Inc.,
Series I, 6.50% (K)	24,052	1,455,627

Total Convertible Preferred Stocks (Cost $8,017,159)		10,224,496

PREFERRED STOCKS - 0.6%
Brazil - 0.0% (A)
Centrais Eletricas Brasileiras SA,
0.00% (B)	5,846	26,953
Itau Unibanco Holding SA,
6.61% (L)	62,476	682,687
Itausa - Investimentos Itau SA,
5.00% (L)	1,203	3,009
Petroleo Brasileiro SA,
0.38% (L)	16,444	85,874

		798,523

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Republic of Korea - 0.0% (A)
Samsung Electronics Co., Ltd.,
3.17% (L)	3,963	$ 135,226

United States - 0.6%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.71% (M)	62,091	1,667,143
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 8.10% (M)	68,206	1,793,818
Palantir Technologies, Inc.,
0.00% (B) (F) (G) (H) (I)	212,750	1,233,950
Uber Technologies, Inc.,
0.00% (B) (F) (G) (H) (I)	129,064	5,729,151

		10,424,062

Total Preferred Stocks (Cost $7,730,617)		11,357,811

EXCHANGE-TRADED FUNDS - 1.1%
United States - 1.1%
iShares Gold Trust (B)	1,039,985	11,887,028
SPDR Gold Shares (B)	58,262	6,569,623
VanEck Vectors Gold Miners ETF	96,607	1,789,162

Total Exchange-Traded Funds (Cost $22,109,541)		20,245,813

MASTER LIMITED PARTNERSHIP - 0.2%
United States - 0.2%
NextEra Energy Partners, LP	60,632	2,940,652

Total Master Limited Partnership (Cost $1,635,686)		2,940,652

	Principal	Value
CONVERTIBLE BONDS - 0.2%
India - 0.0% (A)
REI Agro, Ltd.
5.50%, 11/13/2014 (C) (F) (G) (N)	$ 697,000	7,074
5.50%, 11/13/2014 (F) (G) (N) (O)	259,000	2,629

		9,703

Netherlands - 0.1%
Bayer Capital Corp. BV
5.63%, 11/22/2019 (C)	EUR 2,700,000	2,886,212
Bio City Development Co. BV
8.00%, 07/06/2020 (C) (F) (G) (H) (I) (N)	$ 2,400,000	438,000

		3,324,212

Singapore - 0.1%
CapitaLand, Ltd.
1.95%, 10/17/2023 (C)	SGD 1,250,000	916,664

Total Convertible Bonds (Cost $6,199,488)		4,250,579

CORPORATE DEBT SECURITIES - 4.5%
Australia - 0.2%
Quintis, Ltd.
8.75%, 08/01/2023 (C) (D) (F) (G)	$ 4,546,000	3,273,120

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands - 0.1%
Nile Delta Sukuk, Ltd.
4.00% (M), 10/31/2020 (C)	$ 1,687,472	$ 1,539,818

Chile - 0.0% (A)
Inversiones Alsacia SA
8.00%, 12/31/2018 (C) (F) (G) (P)	948,195	27,602

France - 0.1%
Danone SA
2.59%, 11/02/2023 (C)	1,507,000	1,417,562

Italy - 0.0% (A)
Telecom Italia SpA
5.30%, 05/30/2024 (C)	825,000	803,344

Luxembourg - 0.2%
Allergan Funding SCS
3.45%, 03/15/2022	1,282,000	1,273,408
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	1,141,000	1,155,262
8.00%, 02/15/2024 (C)	390,000	410,475

		2,839,145

Mexico - 0.0% (A)
Petroleos Mexicanos
3-Month LIBOR + 3.65%, 5.98% (M), 03/11/2022	784,000	831,879

Netherlands - 0.1%
Cooperatieve Rabobank UA
3.95%, 11/09/2022	353,000	350,993
ING Groep NV
4.10%, 10/02/2023 (Q)	1,835,000	1,836,368
Fixed until 04/16/2020, 6.00% (M), 04/16/2020 (K)	595,000	593,453

		2,780,814

Switzerland - 0.1%
UBS Group Funding Switzerland AG
4.13%, 09/24/2025 (C)	965,000	959,003

United Kingdom - 0.4%
HSBC Holdings PLC
Fixed until 03/13/2022, 3.26% (M), 03/13/2023	1,327,000	1,300,199
Fixed until 09/17/2024, 6.38% (M), 09/17/2024 (D) (K)	2,507,000	2,485,791
Lloyds Bank PLC
Fixed until 01/21/2029, 13.00% (M), 01/22/2029, MTN (K)	GBP 1,389,000	3,073,193

		6,859,183

United States - 3.3%
Allergan Sales LLC
5.00%, 12/15/2021 (C)	$ 626,000	649,217
Ally Financial, Inc.
3.50%, 01/27/2019	854,000	854,000
American Express Co.
3.70%, 08/03/2023	2,840,000	2,825,659
Fixed until 03/15/2020, 4.90% (M), 03/15/2020 (K)	879,000	879,000
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 01/12/2024	815,000	806,516
4.00%, 04/13/2028	1,316,000	1,297,146

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Apple, Inc.
3.20%, 05/11/2027	$ 2,237,000	$ 2,162,786
3.35%, 02/09/2027	2,328,000	2,277,299
AT&T, Inc.
3.60%, 02/17/2023	1,328,000	1,319,430
AvalonBay Communities, Inc.
3.50%, 11/15/2024, MTN	258,000	254,953
Bank of America Corp.
Fixed until 07/21/2020, 2.37% (M), 07/21/2021, MTN	591,000	580,628
3.30%, 01/11/2023, MTN	1,328,000	1,309,563
4.00%, 01/22/2025, MTN	713,000	703,633
Becton Dickinson and Co.
2.89%, 06/06/2022	1,079,000	1,049,051
3.13%, 11/08/2021	1,309,000	1,288,206
3.36%, 06/06/2024	568,000	548,792
Capital One Financial Corp.
3.20%, 01/30/2023	957,000	927,434
3.30%, 10/30/2024	389,000	370,330
Citigroup, Inc.
2.45%, 01/10/2020	1,285,000	1,273,782
Fixed until 03/27/2020, 5.88% (M), 03/27/2020 (K)	2,997,000	3,075,671
Fixed until 08/15/2020, 5.95% (M), 08/15/2020 (K)	1,214,000	1,249,874
Comcast Corp.
2.75%, 03/01/2023	1,328,000	1,284,050
CVS Health Corp.
3.70%, 03/09/2023	5,238,000	5,210,586
eBay, Inc.
2.75%, 01/30/2023	715,000	686,687
Edgewell Personal Care Co.
4.70%, 05/19/2021 - 05/24/2022	1,318,000	1,301,425
Enterprise Products Operating LLC
3.35%, 03/15/2023	711,000	702,917
3.90%, 02/15/2024	387,000	390,478
General Motors Financial Co., Inc.
3.45%, 04/10/2022	548,000	538,964
Gilead Sciences, Inc.
3.25%, 09/01/2022	1,329,000	1,322,435
Goldman Sachs Group, Inc.
Fixed until 06/05/2022, 2.91% (M), 06/05/2023	1,329,000	1,285,424
Fixed until 05/10/2020, 5.38% (M), 05/10/2020 (K)	1,416,000	1,444,320
Halfmoon Parent, Inc.
3.40%, 09/17/2021 (C)	1,735,000	1,728,087
3.75%, 07/15/2023 (C)	1,475,000	1,470,488
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	233,000	251,705
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023	337,000	344,832
Morgan Stanley
Fixed until 07/15/2019, 5.45% (M), 07/15/2019 (K)	999,000	1,010,488
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (C) (K)	986,000	999,798
Northrop Grumman Corp.
2.55%, 10/15/2022	1,329,000	1,281,307
Philip Morris International, Inc.
2.50%, 11/02/2022	239,000	229,634
3.60%, 11/15/2023	531,000	530,612
Prudential Financial, Inc.
Fixed until 06/15/2023, 5.63% (M), 06/15/2043	506,000	527,505

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Prudential Financial, Inc. (continued)
Fixed until 09/15/2022, 5.88% (M), 09/15/2042	$ 761,000	$ 804,758
QUALCOMM, Inc.
2.60%, 01/30/2023	645,000	620,037
2.90%, 05/20/2024	797,000	762,837
Santander Holdings USA, Inc.
3.70%, 03/28/2022	390,000	385,204
Sempra Energy
2.88%, 10/01/2022	359,000	348,084
Sherwin-Williams Co.
2.25%, 05/15/2020	257,000	253,234
Simon Property Group, LP
2.75%, 06/01/2023	532,000	512,753
Starbucks Corp.
3.10%, 03/01/2023	1,328,000	1,308,025
Synchrony Financial
3.75%, 08/15/2021	379,000	376,434
UnitedHealth Group, Inc.
3.50%, 06/15/2023	1,329,000	1,331,723
USB Capital IX
3-Month LIBOR + 1.02%, 3.50% (M), 10/29/2018 (K)	372,000	332,475
Verizon Communications, Inc.
3.13%, 03/16/2022	1,382,000	1,368,659
Wells Fargo & Co.
3.07%, 01/24/2023	266,000	259,622
Wells Fargo Bank NA
3.55%, 08/14/2023	1,735,000	1,726,870
Williams Cos., Inc.
3.70%, 01/15/2023	647,000	640,265

		59,275,692

Total Corporate Debt Securities (Cost $83,712,654)		80,607,162

FOREIGN GOVERNMENT OBLIGATIONS - 3.6%
Argentina - 0.8%
Argentina Republic Government International Bond
3.38%, 01/15/2023	EUR 1,557,000	1,545,324
5.25%, 01/15/2028	250,000	230,945
5.88%, 01/11/2028 (D)	$ 5,534,000	4,380,161
6.88%, 01/26/2027	2,249,000	1,911,650
7.50%, 04/22/2026	3,186,000	2,840,319
7.82%, 12/31/2033	EUR 3,222,317	3,559,821

		14,468,220

Australia - 0.2%
Australia Government Bond
3.00%, 03/21/2047 (O)	AUD 5,478,000	3,844,855

Canada - 0.2%
Canada Government Bond
0.75%, 03/01/2021	CAD 4,302,000	3,214,951

Germany - 0.8%
Bundesrepublik Deutschland Bundesanleihe
0.50%, 02/15/2028 (O)	EUR 12,557,000	14,688,510

Japan - 0.6%
2-Year Japan Government Bond
0.10%, 10/15/2018	JPY 1,318,400,000	11,604,519

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 1.0%
Mexico Bonos
Series M,
6.50%, 06/10/2021 - 06/09/2022	MXN 208,415,800	$ 10,733,190
8.50%, 12/13/2018	123,169,700	6,581,556

		17,314,746

Total Foreign Government Obligations (Cost $68,716,904)		65,135,801

LOAN ASSIGNMENTS - 0.1%
United States - 0.1%
Fieldwood Energy LLC
1st Lien Term Loan,
1-Month LIBOR + 5.25%, 7.49% (M), 04/11/2022	$ 249,657	250,905
2nd Lien Term Loan,
1-Month LIBOR + 7.25%, 9.49% (M), 04/11/2023	337,037	326,083
Hilton Worldwide Finance LLC
Term Loan B2,
1-Month LIBOR + 1.75%, 3.97% (M), 10/25/2023	1,591,714	1,597,373

Total Loan Assignments (Cost $2,185,086)		2,174,361

U.S. GOVERNMENT OBLIGATIONS - 21.8%
U.S. Treasury - 21.8%
U.S. Treasury Note
1.25%, 12/15/2018	4,500,000	4,491,297
2.63%, 06/30/2023	75,873,000	74,794,181
2.75%, 09/30/2020 (Q)	36,752,000	36,701,753
2.75%, 07/31/2023 - 08/31/2023	138,305,600	137,084,490
2.88%, 09/30/2023 (Q)	51,938,000	51,757,434
2.88%, 05/31/2025 - 07/31/2025 (R)	92,015,300	91,240,334

Total U.S. Government Obligations (Cost $398,019,764)		396,069,489

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Japan - 0.9%
Japan Treasury Discount Bill
0.01% (L), 10/01/2018 - 12/10/2018	JPY 1,805,200,000	15,890,299

Total Short-Term Foreign Government Obligations (Cost $16,242,228)		15,890,299

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.0%
U.S. Treasury Bill
1.93% (L), 10/04/2018	$ 24,000,000	23,993,666
1.98% (L), 10/04/2018	22,000,000	21,994,034
2.01% (L), 10/18/2018	27,000,000	26,971,828

Total Short-Term U.S. Government Obligations (Cost $72,959,528)		72,959,528

	Shares	Value
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (L)	25,215,113	$ 25,215,113

Total Other Investment Company (Cost $25,215,113)		25,215,113

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.25% (L), dated 09/28/2018, to be repurchased at $5,293,264 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $5,400,869.	$ 5,292,713	5,292,713

Total Repurchase Agreement (Cost $5,292,713)		5,292,713

Total Investments Excluding Purchased Options/Swaptions (Cost $1,711,460,185)		1,833,980,500
Total Purchased Options/Swaptions - 0.4% (Cost $12,106,995)		7,636,742

Total Investments (Cost $1,723,567,180)		1,841,617,242

	Shares	Value
SECURITIES SOLD SHORT - (0.4)%
COMMON STOCKS - (0.4)%
Beverages - (0.1)%
Pernod Ricard SA	(5,660)	(928,559)

Chemicals - (0.2)%
LyondellBasell Industries NV, Class A	(29,962)	(3,071,405)

Electronic Equipment, Instruments & Components - (0.0)% (A)
Yaskawa Electric Corp.	(26,500)	(787,163)

Personal Products - (0.1)%
Estee Lauder Cos., Inc., Class A	(9,569)	(1,390,567)

Semiconductors & Semiconductor Equipment - (0.0)% (A)
Sumco Corp.	(51,900)	(752,783)

Total Common Stocks (Proceeds $7,488,877)		(6,930,477)

Total Securities Sold Short (Proceeds $7,488,877)		(6,930,477)

Net Other Assets (Liabilities) - (1.1)%		(19,917,000)

Net Assets - 100.0%		$ 1,814,769,765

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

OVER-THE-COUNTER OPTIONS PURCHASED: (S)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - BP PLC	UBS	USD	52.00	06/21/2019	USD	7,544,357	163,652	$239,926	$130,130
Call - Chevron Corp.	UBS	USD	125.00	01/18/2019	USD	6,056,162	49,527	147,590	170,868
Call - ConocoPhillips	UBS	USD	75.00	06/21/2019	USD	6,671,416	86,194	372,229	678,405
Call - EURO STOXX Banks Index	SG	EUR	117.57	03/20/2020	EUR	2,930,457	23,681	210,919	122,125
Call - EURO STOXX Banks Index	CITI	EUR	131.88	06/19/2020	EUR	4,787,159	38,685	322,201	78,409
Call - EURO STOXX Banks Index	UBS	EUR	134.92	06/18/2021	EUR	3,811,413	30,800	330,385	76,785
Call - EURO STOXX Banks Index	DUB	EUR	136.56	04/16/2021	EUR	3,519,741	28,443	311,032	75,499
Call - EURO STOXX Banks Index	BCLY	EUR	136.97	03/19/2021	EUR	3,699,298	29,894	301,026	76,639
Call - Exxon Mobil Corp.	UBS	USD	95.00	01/18/2019	USD	2,862,878	33,673	60,611	9,934
Call - Facebook, Inc.	UBS	USD	190.00	01/17/2020	USD	20,433,991	124,249	3,203,690	1,911,869
Call - Halliburton Co.	CITI	USD	50.00	01/17/2020	USD	2,545,203	62,798	269,034	130,932
Call - KOSPI 200 Index	GSC	USD	302.50	03/14/2019	USD	7,070	26,111	165,204	196,821
Call - Occidental Petroleum Corp.	UBS	USD	92.50	06/21/2019	USD	6,245,002	76,001	308,015	146,550
Call - Royal Dutch Shell PLC	UBS	USD	77.00	06/21/2019	USD	6,365,230	93,414	163,089	86,838
Call - Russell 2000® Index	BOA	USD	1,700.00	12/21/2018	USD	6,538,585	3,854	230,212	173,064
Call - Russell 2000® Index	BOA	USD	1,700.00	03/15/2019	USD	8,698,320	5,127	391,908	356,578
Call - Schlumberger, Ltd.	UBS	USD	90.00	01/18/2019	USD	2,969,302	48,741	196,426	1,219
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	4,756.33	03/13/2020	JPY	305,451,642	66,572	208,350	175,877
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	4,816.24	09/11/2020	JPY	246,955,533	53,823	152,062	150,156
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	4,894.87	12/11/2020	JPY	246,712,353	53,770	185,794	140,944
Call - Suncor Energy, Inc.	UBS	USD	45.00	06/21/2019	USD	5,511,994	110,284	213,389	89,638
Call - TOPIX Banks Index	BOA	JPY	191.28	12/13/2019	JPY	2,068,464	1,275,169	161,110	128,391
Call - TOPIX Banks Index	MSCS	JPY	191.28	12/13/2019	JPY	3,910,062	2,410,479	351,749	242,696
Call - TOPIX Banks Index	MSCS	JPY	192.04	04/10/2020	JPY	2,488,002	1,533,806	233,427	168,241
Call - TOPIX Banks Index	BNP	JPY	194.04	03/13/2020	JPY	2,792,393	1,721,457	261,262	174,398
Call - TOPIX Banks Index	MSCS	JPY	1,785.00	03/08/2019	JPY	5,915,556	369,468	134,373	275,510
Call - TOTAL SA	UBS	USD	70.00	09/20/2019	USD	7,206,207	111,915	298,425	265,810
Put - S&P 500® Index	BCLY	USD	2,700.00	01/18/2019	USD	26,482,250	9,088	545,280	255,816
Put - S&P 500® Index	MSCS	USD	2,741.31	12/21/2018	USD	54,304,931	18,636	1,360,428	443,434
Put - Tenet Healthcare Corp.	BOA	USD	30.00	10/19/2018	USD	1,877,962	65,986	90,949	138,692

Total								$11,420,095	$7,072,268

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED: (S)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - Pays Floating Rate Index 3-Month USD-LIBOR	GSC	3-Month USD-LIBOR	Receive	3.00%	02/04/2019	USD	53,098,000	$361,066	$208,367
Call - Pays Floating Rate Index 3-Month USD-LIBOR	BOA	3-Month USD-LIBOR	Receive	3.10	03/25/2019	USD	51,995,700	325,834	356,107

Total								$686,900	$564,474

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Amazon.com, Inc.	USD	2,085.00	02/15/2019	USD	1,602,400	8	$(76,128)	$(100,920)
Call - United Rentals, Inc.	USD	175.00	11/16/2018	USD	98,160	6	(3,197)	(2,220)
Call - United Rentals, Inc.	USD	180.00	11/16/2018	USD	98,160	6	(2,147)	(1,500)

Total							$(81,472)	$(104,640)

OVER-THE-COUNTER OPTIONS WRITTEN: (S)

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Number of Contracts	Premiums (Received)	Value
Call - Apple, Inc.	BCLY	USD 160.00	01/18/2019	USD 2,873,896	12,731	$(182,053)	$(847,249)
Call - Apple, Inc.	BOA	USD 235.00	02/15/2019	USD 2,832,586	12,548	(99,050)	(112,498)
Call - BP PLC	UBS	USD 59.00	06/21/2019	USD 7,544,357	163,652	(51,604)	(28,852)
Call - Charter Communications, Inc.	CITI	USD 305.00	12/21/2018	USD 1,664,595	5,108	(67,936)	(158,119)
Call - Charter Communications, Inc.	CITI	USD 315.00	12/21/2018	USD 3,271,183	10,038	(133,505)	(245,516)
Call - Comcast Corp.	CITI	USD 37.50	01/17/2020	USD 1,959,837	55,347	(166,041)	(176,167)
Call - ConocoPhillips	UBS	USD 85.00	06/21/2019	USD 6,671,416	86,194	(112,518)	(295,083)
Call - DowDuPont, Inc.	BCLY	USD 70.00	01/18/2019	USD 1,813,285	28,196	(162,832)	(28,096)
Call - EURO STOXX Banks Index	SG	EUR 159.00	03/20/2020	EUR 2,930,457	23,681	(19,398)	(10,680)
Call - EURO STOXX Banks Index	CITI	EUR 161.62	06/19/2020	EUR 4,787,159	38,685	(66,727)	(15,370)
Call - Facebook, Inc.	UBS	USD 220.00	01/17/2020	USD 20,433,991	124,249	(1,697,607)	(1,072,742)
Call - Fifth Third Bancorp	CITI	USD 31.00	01/18/2019	USD 2,608,984	93,445	(89,138)	(33,953)
Call - FleetCor Technologies, Inc.	BCLY	USD 180.00	01/18/2019	USD 1,399,621	6,143	(95,831)	(305,787)
Call - Halliburton Co.	CITI	USD 57.50	01/17/2020	USD 2,545,203	62,798	(133,613)	(62,023)
Call - KOSPI 200 Index	GSC	USD 327.50	03/14/2019	USD 7,070	26,111	(33,057)	(33,009)
Call - Microsoft Corp.	BCLY	USD 90.00	01/18/2019	USD 2,580,530	22,563	(178,248)	(566,113)
Call - Occidental Petroleum Corp.	UBS	USD 105.00	06/21/2019	USD 6,245,002	76,001	(84,502)	(30,539)
Call - Royal Dutch Shell PLC	UBS	USD 87.50	06/21/2019	USD 6,365,230	93,414	(26,958)	(15,818)
Call - Russell 2000® Index	BOA	USD 1,900.00	03/15/2019	USD 8,698,320	5,127	(51,270)	(21,709)
Call - S&P 500® Index	BCLY	USD 2,950.00	01/18/2019	USD 26,482,250	9,088	(326,168)	(531,033)
Call - S&P 500® Index	MSCS	USD 2,965.09	12/21/2018	USD 22,691,162	7,787	(132,861)	(272,838)
Call - S&P 500® Index	MSCS	USD 3,025.00	12/21/2018	USD 2,981,002	1,023	(16,163)	(14,344)
Call - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY 5,679.90	03/13/2020	JPY 305,451,642	66,572	(81,651)	(56,812)
Call - Suncor Energy, Inc.	UBS	USD 50.00	06/21/2019	USD 5,511,994	110,284	(63,705)	(30,502)
Call - TOPIX Banks Index	MSCS	JPY 221.29	12/13/2019	JPY 3,910,062	2,410,479	(165,113)	(92,018)
Call - TOPIX Banks Index	BOA	JPY 221.29	12/13/2019	JPY 2,068,464	1,275,169	(63,754)	(48,671)
Call - TOPIX Banks Index	MSCS	JPY 233.87	04/10/2020	JPY 2,488,002	1,533,806	(84,330)	(52,674)
Call - TOPIX Banks Index	BNP	JPY 237.47	03/13/2020	JPY 2,792,393	1,721,457	(83,223)	(50,374)
Call - TOPIX Banks Index	MSCS	JPY 1,950.00	03/08/2019	JPY 5,915,556	369,468	(23,869)	(60,571)
Call - TOTAL SA	UBS	USD 75.00	09/20/2019	USD 7,206,207	111,915	(119,080)	(126,072)
Call - United Continental Holdings, Inc.	DUB	USD 75.00	01/18/2019	USD 1,458,803	16,380	(78,067)	(258,883)
Put - EURO STOXX Banks Index	DUB	EUR 99.04	04/16/2021	EUR 1,173,247	9,481	(103,677)	(163,839)
Put - EURO STOXX Banks Index	SG	EUR 100.77	03/20/2020	EUR 1,953,720	15,788	(191,528)	(197,583)
Put - EURO STOXX Banks Index	CITI	EUR 106.02	06/19/2020	EUR 3,191,440	25,790	(276,253)	(484,472)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

OVER-THE-COUNTER OPTIONS WRITTEN (continued): (S)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - EURO STOXX Banks Index	UBS	EUR	106.38	06/18/2021	EUR	2,507,365	20,262	$(326,711)	$(498,371)
Put - EURO STOXX Banks Index	BCLY	EUR	110.23	03/19/2021	EUR	2,466,281	19,930	(315,966)	(495,847)
Put - EURO STOXX Banks Index	DUB	EUR	118.81	04/16/2021	EUR	1,173,247	9,481	(207,355)	(307,819)
Put - Facebook, Inc.	UBS	USD	155.00	01/17/2020	USD	20,433,991	124,249	(1,408,618)	(1,947,695)
Put - Halliburton Co.	CITI	USD	35.00	01/17/2020	USD	2,545,203	62,798	(107,008)	(142,563)
Put - KOSPI 200 Index	GSC	USD	270.00	03/14/2019	USD	7,070	26,111	(117,761)	(61,851)
Put - Russell 2000® Index	BOA	USD	1,600.00	12/21/2018	USD	5,449,386	3,212	(131,597)	(53,896)
Put - S&P 500® Index	MSCS	USD	2,517.53	12/21/2018	USD	54,304,931	18,636	(614,988)	(171,861)
Put - S&P 500® Index	BOA	USD	2,600.00	03/15/2019	USD	8,590,413	2,948	(229,974)	(94,318)
Put - Schlumberger, Ltd.	UBS	USD	60.00	01/18/2019	USD	2,969,302	48,741	(158,408)	(122,827)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,786.60	12/11/2020	JPY	164,471,843	35,846	(110,368)	(86,399)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,820.96	09/11/2020	JPY	164,637,022	35,882	(92,404)	(77,848)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,832.77	03/13/2020	JPY	305,451,642	66,572	(148,097)	(108,164)
Put - TOPIX Banks Index	BNP	JPY	155.80	03/13/2020	JPY	2,792,393	1,721,457	(151,586)	(133,674)
Put - TOPIX Banks Index	MSCS	JPY	156.59	12/13/2019	JPY	3,910,062	2,410,479	(205,255)	(160,289)
Put - TOPIX Banks Index	BOA	JPY	156.59	12/13/2019	JPY	2,068,464	1,275,169	(98,233)	(84,802)
Put - TOPIX Banks Index	MSCS	JPY	157.82	04/10/2020	JPY	2,488,002	1,533,806	(145,396)	(134,056)
Put - TOPIX Banks Index	MSCS	JPY	1,600.00	03/08/2019	JPY	5,915,556	369,468	(103,950)	(52,839)

Total								$(9,935,005)	$(11,235,128)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (S)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 5-Year	GSC	3-Month USD-LIBOR	Receive	2.60%	02/04/2019	USD	53,098,000	$(90,267)	$(37,772)
Call - 5-Year	BOA	3-Month USD-LIBOR	Receive	2.75	03/25/2019	USD	51,995,700	(102,229)	(107,971)
Put - 5-Year	BOA	3-Month USD-LIBOR	Pay	3.50	03/25/2019	USD	51,995,700	(130,792)	(91,943)

Total								$(323,288)	$(237,686)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(10,339,765)	$(11,577,454)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (T)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 30	5.00%	Quarterly	06/20/2023	USD	180,908	$16,675	$13,361	$3,314

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.33%	Semi-Annually/Quarterly	06/14/2023	USD	26,718,215	$(715,363)	$277	$(715,640)
3-Month USD-LIBOR	Receive	2.40	Semi-Annually/Quarterly	03/07/2023	USD	23,062,897	(637,680)	133	(637,813)
3-Month USD-LIBOR	Receive	2.73	Semi-Annually/Quarterly	07/25/2028	USD	14,529,000	(443,117)	240	(443,357)
3-Month USD-LIBOR	Receive	2.97	Semi-Annually/Quarterly	07/18/2025	USD	58,571,970	(474,491)	864	(475,355)
3-Month USD-LIBOR	Pay	2.99	Semi-Annually/Quarterly	07/18/2050	USD	13,162,240	469,635	401	469,234
6-Month EUR-EURIBOR	Pay	0.27	Annually/Semi-Annually	03/07/2023	EUR	20,410,664	(3,896)	—	(3,896)
6-Month EUR-EURIBOR	Pay	0.27	Annually/Semi-Annually	06/14/2023	EUR	21,424,984	(19,741)	—	(19,741)
6-Month EUR-EURIBOR	Pay	0.27	Annually/Semi-Annually	02/15/2028	EUR	6,909,000	(2,667)	—	(2,667)
6-Month EUR-EURIBOR	Pay	0.27	Annually/Semi-Annually	02/15/2028	EUR	6,909,000	(2,667)	—	(2,667)
6-Month EUR-EURIBOR	Pay	0.27	Annually/Semi-Annually	07/25/2028	EUR	10,196,000	(5,838)	—	(5,838)
6-Month EUR-EURIBOR	Pay	0.34	Annually/Semi-Annually	06/14/2023	EUR	21,424,984	(16,428)	260	(16,688)
6-Month EUR-EURIBOR	Pay	0.42	Annually/Semi-Annually	03/07/2023	EUR	20,410,664	(170,929)	120	(171,049)
6-Month EUR-EURIBOR	Pay	0.84	Annually/Semi-Annually	02/15/2028	EUR	6,909,000	46,123	151	45,972
6-Month EUR-EURIBOR	Pay	0.84	Annually/Semi-Annually	02/15/2028	EUR	6,909,000	45,972	151	45,821
6-Month EUR-EURIBOR	Pay	1.08	Annually/Semi-Annually	07/25/2028	EUR	10,196,000	(148,026)	208	(148,234)

Total							$(2,079,113)	$2,805	$(2,081,918)

OVER-THE-COUNTER SWAP AGREEMENTS: (S)

Cross Currency Swap Agreements

Fixed Rate Receivable	Fixed Rate Payable	Counterparty	Expiration Date	Notional Amount Receivable		Notional Amount Payable		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2.01%	0.10%	BOA	10/15/2018	USD	12,837,552	JPY	1,318,400,000	$1,452,904	$85,010	$1,367,894

Total Return Swap Agreements (W)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
S&P 500® Annual Dividend Futures	BNP	Receive	Annually	12/21/2018	USD	1,098,625	23,500	$173,900	$—	$173,900
S&P 500® Annual Dividend Futures	GSI	Receive	Annually	12/18/2020	USD	455,763	9,500	112,338	—	112,338
S&P 500® Annual Dividend Futures	BNP	Receive	Annually	12/17/2021	USD	582,600	12,000	165,000	—	165,000
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/31/2021	JPY	30,620,000	80,000	63,616	—	63,616
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	03/31/2021	JPY	15,520,000	40,000	29,960	—	29,960
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Maturity	03/31/2021	JPY	19,275,000	50,000	38,550	—	38,550

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (S)

Total Return Swap Agreements (continued) (W)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Maturity	03/31/2021	JPY	25,290,000	60,000	$27,249	$—	$27,249
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	04/01/2021	JPY	65,960,000	170,000	127,328	—	127,328
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Annually	03/31/2022	JPY	35,775,000	90,000	66,458	—	66,458
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Annually	03/31/2022	JPY	31,880,000	80,000	58,370	—	58,370
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Pay	Maturity	03/31/2022	JPY	25,560,000	60,000	29,255	—	29,255
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	Receive	Annually	04/01/2022	JPY	66,810,000	170,000	132,265	—	132,265

Total								$1,024,289	$—	$1,024,289

Value
OTC Swap Agreements, at value (Assets)	$2,477,193

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAC 40 Index	Short	(9)	10/19/2018	$(559,028)	$(573,623)	$—	$(14,595)
EURO STOXX 50® Index	Short	(1,193)	12/21/2018	(46,140,208)	(46,914,462)	—	(774,254)
Hang Seng Index	Long	13	10/30/2018	2,295,865	2,314,670	18,805	—
HSCEI China Index Futures	Long	33	10/30/2018	2,308,159	2,331,986	23,827	—
NASDAQ-100 E-Mini Index	Long	16	12/21/2018	2,404,555	2,449,680	45,125	—
Nikkei 225 Index	Short	(16)	12/13/2018	(1,577,899)	(1,700,405)	—	(122,506)
S&P 500® E-Mini Index	Short	(20)	12/21/2018	(2,901,899)	(2,919,000)	—	(17,101)
SGX CNX Nifty Index	Long	1,161	10/25/2018	25,824,970	25,446,798	—	(378,172)

Total						$87,757	$(1,306,628)

FORWARD FOREIGN CURRENCY CONTRACTS: (S)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	11/16/2018	GBP	3,530,000	USD	4,525,426	$85,226	$—
BOA	10/01/2018	USD	7,217,949	JPY	794,450,000	225,269	—
BOA	11/15/2018	GBP	3,550,000	USD	4,572,599	63,966	—
CITI	10/19/2018	ZAR	77,723,000	USD	5,785,630	—	(303,725)
CSI	10/25/2018	USD	3,141,321	AUD	4,226,000	86,019	—
GSI	12/10/2018	USD	9,120,449	JPY	1,010,750,000	174,505	—
JPM	10/05/2018	GBP	6,231,000	USD	8,321,503	—	(198,236)
JPM	10/26/2018	NOK	29,712,000	USD	3,649,594	5,037	—
JPM	11/29/2018	USD	3,270,414	INR	239,909,000	—	(14,368)
JPM	11/29/2018	INR	1,985,027,941	USD	28,025,243	—	(846,668)
JPM	12/21/2018	SEK	78,905,842	EUR	7,616,000	39,002	—
MSCS	11/16/2018	GBP	3,522,000	USD	4,555,594	44,609	—
UBS	11/19/2018	USD	548,214	EUR	479,000	—	(10,136)
UBS	12/06/2018	USD	4,501,000	BRL	18,924,788	—	(159,646)

Total						$723,633	$(1,532,779)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	21.6%	$ 396,069,489
Oil, Gas & Consumable Fuels	5.5	100,326,485

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Health Care Providers & Services	5.2%		$ 96,131,655
Banks	4.9		90,144,156
Pharmaceuticals	3.8		69,784,257
Foreign Government Obligations	3.6		65,135,801
Interactive Media & Services	3.5		64,545,898
Media	3.3		60,381,887
Chemicals	3.0		54,681,494
Technology Hardware, Storage & Peripherals	3.0		54,382,786
Software	2.7		49,509,130
Food Products	1.9		35,469,699
Capital Markets	1.9		35,421,590
Health Care Equipment & Supplies	1.6		29,719,117
Hotels, Restaurants & Leisure	1.5		27,820,121
Diversified Telecommunication Services	1.4		26,221,283
Internet & Direct Marketing Retail	1.3		24,256,327
Auto Components	1.3		23,321,656
Airlines	1.2		22,271,212
Real Estate Management & Development	1.2		22,183,627
Wireless Telecommunication Services	1.2		22,011,521
Automobiles	1.2		21,262,212
IT Services	1.1		20,336,276
International Commodity Funds	1.1		20,245,813
Aerospace & Defense	1.1		19,692,229
Insurance	1.0		19,106,971
Semiconductors & Semiconductor Equipment	1.0		18,930,325
Electric Utilities	1.0		18,831,334
Biotechnology	1.0		18,654,315
Tobacco	0.9		15,706,848
Household Products	0.7		13,053,100
Internet & Catalog Retail	0.6		11,618,065
Electrical Equipment	0.6		11,322,168
Road & Rail	0.6		10,719,845
Equity Real Estate Investment Trusts	0.6		10,234,522
Electronic Equipment, Instruments & Components	0.5		9,134,240
Beverages	0.5		8,369,789
Specialty Retail	0.4		7,562,281
Consumer Finance	0.4		7,445,622
Textiles, Apparel & Luxury Goods	0.4		7,167,948
Over-the-Counter Options Purchased	0.4		7,072,268
Gas Utilities	0.3		5,750,456
Building Products	0.3		5,537,614
Construction & Engineering	0.3		5,423,127
Entertainment	0.3		5,243,607
Multi-Utilities	0.3		4,655,994
Machinery	0.2		4,536,883
Independent Power & Renewable Electricity Producers	0.2		4,024,613
Personal Products	0.2		3,587,703
Diversified Financial Services	0.2		3,415,008
Paper & Forest Products	0.2		3,350,099
Metals & Mining	0.2		3,265,441
Health Care Technology	0.2		2,934,896
Energy Equipment & Services	0.2		2,744,847
Transportation Infrastructure	0.1		2,655,916
Food & Staples Retailing	0.1		2,627,067
Multiline Retail	0.1		1,652,079
Industrial Conglomerates	0.1		1,481,297
Household Durables	0.1		1,453,291
Life Sciences Tools & Services	0.1		1,188,935
Construction Materials	0.1		908,433
Communications Equipment	0.0	(A)	816,602
Over-the-Counter Interest Rate Swaptions Purchased	0.0	(A)	564,474
Distributors	0.0	(A)	314,184
Containers & Packaging	0.0	(A)	257,442
Trading Companies & Distributors	0.0	(A)	218,705
Diversified Consumer Services	0.0	(A)	203,527
Commercial Services & Supplies	0.0	(A)	177,255
Professional Services	0.0	(A)	84,255
Short-Term Investments	6.5		119,357,653

Total Investments and Securities Sold Short	100.0%		$ 1,834,686,765

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Y)	Value
ASSETS
Investments
Common Stocks	$690,620,346	$430,231,063	$765,274	$1,121,616,683
Convertible Preferred Stocks (Z)	10,224,496	—	—	10,224,496
Preferred Stocks	4,259,484	135,226	6,963,101	11,357,811
Exchange-Traded Funds	20,245,813	—	—	20,245,813
Master Limited Partnership	2,940,652	—	—	2,940,652
Convertible Bonds	—	3,812,579	438,000	4,250,579
Corporate Debt Securities	—	80,607,162	—	80,607,162
Foreign Government Obligations	—	65,135,801	—	65,135,801
Loan Assignments	—	2,174,361	—	2,174,361
U.S. Government Obligations	—	396,069,489	—	396,069,489
Short-Term Foreign Government Obligations	—	15,890,299	—	15,890,299
Short-Term U.S. Government Obligations	—	72,959,528	—	72,959,528
Other Investment Company	25,215,113	—	—	25,215,113
Repurchase Agreement	—	5,292,713	—	5,292,713
Over-the-Counter Options Purchased	—	7,072,268	—	7,072,268
Over-the-Counter Interest Rate Swaptions Purchased	—	564,474	—	564,474

Total Investments	$753,505,904	$1,079,944,963	$8,166,375	$1,841,617,242

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$16,675	$—	$16,675
Centrally Cleared Interest Rate Swap Agreements	—	561,730	—	561,730
Over-the-Counter Cross Currency Swap Agreements	—	1,452,904	—	1,452,904
Over-the-Counter Total Return Swap Agreements	—	1,024,289	—	1,024,289
Futures Contracts (AA)	87,757	—	—	87,757
Forward Foreign Currency Contracts (AA)	—	723,633	—	723,633

Total Other Financial Instruments	$87,757	$3,779,231	$—	$3,866,988

LIABILITIES
Securities Sold Short
Common Stocks	$(4,461,972)	$(2,468,505)	$—	$(6,930,477)

Total Securities Sold Short	$(4,461,972)	$(2,468,505)	$—	$(6,930,477)

Other Financial Instruments
Exchange-Traded Options Written	$(104,640)	$—	$—	$(104,640)
Over-the-Counter Options Written	—	(11,235,128)	—	(11,235,128)
Over-the-Counter Interest Rate Swaptions Written	—	(237,686)	—	(237,686)
Centrally Cleared Interest Rate Swap Agreements	—	(2,640,843)	—	(2,640,843)
Futures Contracts (AA)	(1,306,628)	—	—	(1,306,628)
Forward Foreign Currency Contracts (AA)	—	(1,532,779)	—	(1,532,779)

Total Other Financial Instruments	$(1,411,268)	$(15,646,436)	$—	$(17,057,704)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 1
Convertible Preferred Stocks (J)	$—	$—	$—	$3,076,328

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $38,305,041, representing 2.1% of the Portfolio’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $24,271,696. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	All or a portion of the security has been segregated by the custodian as collateral for open securities sold short transactions. The value of the security is $1,702,550.
(F)	Restricted securities. At September 30, 2018, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Fieldwood Energy LLC	03/13/2018	$181,297	$181,297	0.0	%(A)
Preferred Stocks	Palantir Technologies, Inc., 0.00%	05/02/2014	1,304,158	1,233,950	0.1
Preferred Stocks	Uber Technologies, Inc., 0.00%	05/02/2014	2,002,180	5,729,151	0.3
Convertible Bonds	REI Agro, Ltd. 5.50%, 11/13/2014	05/02/2014	395,548	7,074	0.0	(A)
Convertible Bonds	REI Agro, Ltd. 5.50%, 11/13/2014	05/02/2014	146,983	2,629	0.0	(A)
Convertible Bonds	Bio City Development Co. BV 8.00%, 07/06/2020	05/02/2014	1,734,480	438,000	0.0	(A)
Corporate Debt Securities	Quintis, Ltd. 8.75%, 08/01/2023	07/20/2016	4,546,000	3,273,120	0.2
Corporate Debt Securities	Inversiones Alsacia SA 8.00%, 12/31/2018	05/02/2014-03/26/2015	631,526	27,602	0.0	(A)

Total			$10,942,172	$10,892,823	0.6%

(G)	Illiquid security. At September 30, 2018, the value of such securities amounted to $10,892,823 or 0.6% of the Portfolio’s net assets.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2018, the total value of securities is $7,582,398, representing 0.4% of the Portfolio’s net assets.
(I)	Securities are Level 3 of the fair value hierarchy.
(J)	Transferred from Level 3 to 1 due to utilizing quoted market prices in active markets. As of prior reporting period the security utilized significant unobservable inputs.
(K)	Perpetual maturity. The date displayed is the next call date.
(L)	Rates disclosed reflect the yields at September 30, 2018.
(M)	Floating or variable rate securities. The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(N)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2018, the total value of such securities is $447,703, representing less than 0.1% of the Portfolio’s net assets.
(O)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2018, the total value of Regulation S securities is $18,535,994, representing 1.0% of the Portfolio’s net assets.
(P)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At September 30, 2018, the value of this security is $27,602, representing less than 0.1% of the Portfolio net assets.
(Q)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(R)	All or a portion of the securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $5,000,170.
(S)	Securities with a total value of $1,702,027 have been segregated by the broker as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts.
(T)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(X)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(Y)	Level 3 securities were not considered significant to the Portfolio.

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2018 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(Z)	For the period ended September 30, 2018, the valuation technique changed for certain investments in Convertible Preferred Stocks with a total value of $3,076,328 from using a recent market transaction to utilizing a vendor price. This is considered to be a more relevant measure of fair value.
(AA)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSI	Credit Suisse International
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
SG	Societe Generale
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CAC	Cotation Assistée en Continu (French Stock Market Index)
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EURIBOR	Euro Interbank Offer Rate
HSCEI	Hang Seng China Enterprises Index
KOSPI	Korean Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2018 Form N-Q

Transamerica BlackRock Smart Beta 50 VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Funds - 12.3%
iShares Edge MSCI Min Vol EAFE ETF	175,795	$ 12,799,634
iShares Edge MSCI Min Vol Emerging Markets ETF	60,779	3,604,195

		16,403,829

U.S. Equity Funds - 37.6%
iShares Edge MSCI Min Vol USA ETF	193,842	11,056,748
iShares Edge MSCI USA Momentum Factor ETF	92,710	11,032,490
iShares Edge MSCI USA Quality Factor ETF	121,967	11,022,158
iShares Edge MSCI USA Size Factor ETF	68,574	6,032,585
iShares Edge MSCI USA Value Factor ETF	124,865	10,969,390

		50,113,371

U.S. Fixed Income Fund - 49.2%
iShares Core U.S. Aggregate Bond ETF	621,608	65,592,076

Total Exchange-Traded Funds (Cost $125,214,889)		132,109,276

Total Investments (Cost $125,214,889)		132,109,276
Net Other Assets (Liabilities) - 0.9%		1,236,043

Net Assets - 100.0%		$ 133,345,319

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$132,109,276	$—	$—	$132,109,276

Total Investments	$132,109,276	$—	$—	$132,109,276

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica BlackRock Smart Beta 75 VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 18.7%
iShares Edge MSCI Min Vol EAFE ETF	140,731	$ 10,246,624
iShares Edge MSCI Min Vol Emerging Markets ETF	49,008	2,906,174

		13,152,798

U.S. Equity Funds - 56.3%
iShares Edge MSCI Min Vol USA ETF	152,209	8,682,001
iShares Edge MSCI USA Momentum Factor ETF	73,183	8,708,777
iShares Edge MSCI USA Quality Factor ETF	96,486	8,719,440
iShares Edge MSCI USA Size Factor ETF	56,267	4,949,915
iShares Edge MSCI USA Value Factor ETF	97,555	8,570,207

		39,630,340

U.S. Fixed Income Fund - 24.9%
iShares Core U.S. Aggregate Bond ETF	166,413	17,559,900

Total Exchange-Traded Funds (Cost $64,938,504)		70,343,038

Total Investments (Cost $64,938,504)		70,343,038
Net Other Assets (Liabilities) - 0.1%		100,572

Net Assets - 100.0%		$ 70,443,610

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$70,343,038	$—	$—	$70,343,038

Total Investments	$70,343,038	$—	$—	$70,343,038

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 7.5%
International Equity Fund - 4.2%
WisdomTree Japan Hedged Equity Fund (A)	1,101,845	$ 63,851,918

U.S. Equity Fund - 2.5%
SPDR S&P 500 ETF Trust	134,279	39,037,591

U.S. Fixed Income Fund - 0.8%
Vanguard Total Bond Market ETF	154,661	12,171,820

Total Exchange-Traded Funds (Cost $112,869,627)		115,061,329

INVESTMENT COMPANIES - 92.4%
International Alternative Fund - 0.0% (B)
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F) (G)	79,640	412,322

International Equity Funds - 9.2%
Transamerica Greystone International Growth VP (G)	9,966,879	92,990,978
Transamerica TS&W International Equity VP (G)	3,387,644	46,918,873

		139,909,851

International Mixed Allocation Fund - 4.0%
Transamerica Blackrock Global Allocation VP (G)	6,625,758	60,294,394

U.S. Equity Funds - 34.3%
Transamerica Barrow Hanley Dividend Focused VP (G)	3,240,682	82,734,605
Transamerica Jennison Growth VP (G)	5,411,600	61,692,244
Transamerica JPMorgan Enhanced Index VP (G)	8,190,555	183,877,954
Transamerica JPMorgan Mid Cap Value VP (G)	1,173,076	19,895,362
Transamerica Large Cap Value (G)	3,534,329	46,441,081
Transamerica Morgan Stanley Capital Growth VP (G)	827,636	16,080,965
Transamerica T. Rowe Price Small Cap VP (G)	3,154,286	54,001,370
Transamerica WMC US Growth VP (G)	1,837,137	58,916,981

		523,640,562

U.S. Fixed Income Funds - 23.0%
Transamerica JPMorgan Core Bond VP (G)	18,685,806	230,022,266
Transamerica Short-Term Bond (G)	12,229,770	120,952,429

		350,974,695

U.S. Mixed Allocation Fund - 21.9%
Transamerica PIMCO Total Return VP (G)	30,294,594	333,846,429

Total Investment Companies (Cost $1,395,603,345)		1,409,078,253

OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (H)	14,641,268	14,641,268

Total Other Investment Company (Cost $14,641,268)		14,641,268

Principal	Value
REPURCHASE AGREEMENT - 0.2%

Fixed Income Clearing Corp., 1.25% (H), dated 09/28/2018, to be repurchased at $2,656,884 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $2,710,436.

$ 2,656,607	$ 2,656,607

Total Repurchase Agreement (Cost $2,656,607)	2,656,607

Total Investments (Cost $1,525,770,847)	1,541,437,457
Net Other Assets (Liabilities) - (1.0)%	(15,988,469)

Net Assets - 100.0%	$ 1,525,448,988

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$115,061,329	$—	$—	$115,061,329
Investment Companies	1,408,665,931	—	—	1,408,665,931
Other Investment Company	14,641,268	—	—	14,641,268
Repurchase Agreement	—	2,656,607	—	2,656,607

Total	$1,538,368,528	$2,656,607	$—	$1,541,025,135

Investment Companies Measured at Net Asset Value (F)				412,322

Total Investments				$1,541,437,457

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $14,320,025. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Non-income producing security.
(D)	Illiquid security. At September 30, 2018, the value of such securities amounted to $412,322 or less than 0.1% of the Portfolio’s net assets.
(E)	Restricted security. At September 30, 2018, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$819,372	$412,322	0.0	%(B)

(F)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(G)	Affiliated Investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income (J)	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$91,874,146	$1,754,203	$(10,750,000)	$2,891,432	$(3,035,176)	$82,734,605	3,240,682	$1,754,203	$—
Transamerica Blackrock Global Allocation VP	115,293,143	2,338,923	(55,000,000)	(7,465,536)	5,127,864	60,294,394	6,625,758	2,338,923	—
Transamerica Global Allocation Liquidating Trust	444,568	—	—	—	(32,246)	412,322	79,640	—	—
Transamerica Greystone International Growth VP	100,770,559	87,621,080	(88,600,000)	14,039,621	(20,840,282)	92,990,978	9,966,879	1,137,497	483,583
Transamerica Jennison Growth VP	97,451,567	6,393,532	(51,500,000)	11,574,467	(2,227,322)	61,692,244	5,411,600	121,014	6,272,519
Transamerica JPMorgan Core Bond VP	274,121,272	35,506,451	(67,500,000)	(18,979)	(12,086,478)	230,022,266	18,685,806	7,706,451	—
Transamerica JPMorgan Enhanced Index VP	182,355,976	109,233,652	(120,410,000)	30,381,113	(17,682,787)	183,877,954	8,190,555	4,457,845	5,275,807
Transamerica JPMorgan Mid Cap Value VP	55,846,978	602,257	(38,290,000)	(6,172,494)	7,908,621	19,895,362	1,173,076	216,530	385,726
Transamerica Large Cap Value	—	46,124,782	—	—	316,299	46,441,081	3,534,329	124,782	—
Transamerica Morgan Stanley Capital Growth VP	—	17,892,671	—	—	(1,811,706)	16,080,965	827,636	284,271	2,208,400
Transamerica PIMCO Total Return VP	362,921,872	60,028,944	(72,500,000)	(3,805,259)	(12,799,128)	333,846,429	30,294,594	10,749,421	—
Transamerica Short-Term Bond	223,546,275	72,216,407	(172,500,000)	(2,079,971)	(230,282)	120,952,429	12,229,770	3,486,498	—

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income (J)	Net Capital Gain Distributions
Transamerica T. Rowe Price Small Cap VP	$—	$56,624,744	$(1,250,000)	$(23,175)	$(1,350,199)	$54,001,370	3,154,286	$44,232	$2,580,512
Transamerica TS&W International Equity VP	—	47,105,191	—	—	(186,318)	46,918,873	3,387,644	1,105,191	—
Transamerica WMC US Growth VP	70,854,411	4,907,545	(25,000,000)	5,971,006	2,184,019	58,916,981	1,837,137	1,033,994	3,873,551

Total	$1,575,480,767	$548,350,382	$(703,300,000)	$45,292,225	$(56,745,121)	$1,409,078,253	108,639,392	$34,560,852	$21,080,098

(H)	Rates disclosed reflect the yields at September 30, 2018.
(I)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Does not reflect certain tax adjustments.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Australia - 5.0%
Dexus, REIT	425,041	$ 3,244,464
Goodman Group, REIT	195,240	1,462,099
LendLease Group	483,258	6,867,690
Mirvac Group, REIT	3,087,654	5,378,904

		16,953,157

Belgium - 0.6%
Warehouses de Pauw CVA, REIT	14,972	1,971,260

Canada - 0.5%
First Capital Realty, Inc. (A)	109,900	1,659,157

Germany - 4.9%
ADO Properties SA (B)	25,214	1,510,576
Deutsche EuroShop AG	56,554	1,830,658
Grand City Properties SA	100,212	2,596,959
LEG Immobilien AG	41,151	4,885,340
Vonovia SE	113,937	5,566,620

		16,390,153

Hong Kong - 10.4%
China Overseas Land & Investment, Ltd.	586,000	1,833,975
China Resources Land, Ltd.	522,000	1,827,052
CK Asset Holdings, Ltd.	1,936,380	14,532,095
Hongkong Land Holdings, Ltd.	648,938	4,295,970
Link REIT	448,000	4,409,409
Wharf Real Estate Investment Co., Ltd.	639,704	4,126,674
Wheelock & Co., Ltd.	696,000	4,174,213

		35,199,388

Ireland - 0.7%
Green REIT PLC	702,294	1,231,253
Hibernia REIT PLC	725,129	1,195,514

		2,426,767

Japan - 13.3%
AEON REIT Investment Corp.	1,586	1,704,371
Fukuoka REIT Corp.	1,266	1,958,835
Hulic Co., Ltd.	553,898	5,435,630
Japan Hotel REIT Investment Corp.	5,918	4,307,504
LaSalle Logiport REIT	2,095	1,926,839
Mitsui Fudosan Co., Ltd.	604,699	14,311,174
Mori Hills REIT Investment Corp.	3,262	4,145,686
Nomura Real Estate Holdings, Inc.	144,515	2,917,773
Orix JREIT, Inc.	3,070	4,793,329
Tokyo Tatemono Co., Ltd.	267,800	3,266,773

		44,767,914

Norway - 0.5%
Entra ASA (A) (B)	120,977	1,739,126

Singapore - 3.4%
CapitaLand Commercial Trust, REIT	1,088,800	1,417,698
CapitaLand, Ltd.	2,948,528	7,268,600
Mapletree Logistics Trust, REIT	3,029,300	2,725,605

		11,411,903

Spain - 1.0%
Merlin Properties Socimi SA, REIT	241,175	3,271,991

	Shares	Value
COMMON STOCKS (continued)
Sweden - 3.1%
Castellum AB	198,331	$ 3,550,472
Fabege AB	285,504	3,955,821
Kungsleden AB	178,583	1,314,144
Wihlborgs Fastigheter AB	141,244	1,699,238

		10,519,675

United Kingdom - 4.3%
Big Yellow Group PLC, REIT	99,396	1,189,294
Hammerson PLC, REIT	384,579	2,289,256
Land Securities Group PLC, REIT	270,087	3,109,846
Safestore Holdings PLC, REIT	279,765	1,899,805
Tritax Big Box REIT PLC	854,151	1,642,119
UNITE Group PLC, REIT	264,794	3,082,034
Workspace Group PLC, REIT	90,886	1,163,285

		14,375,639

United States - 51.6%
Alexandria Real Estate Equities, Inc., REIT	73,232	9,211,853
AvalonBay Communities, Inc., REIT	42,209	7,646,160
Brixmor Property Group, Inc., REIT	304,685	5,335,034
Columbia Property Trust, Inc., REIT	131,279	3,103,436
Cousins Properties, Inc., REIT	383,071	3,405,501
CubeSmart, REIT	180,980	5,163,359
CyrusOne, Inc., REIT	75,690	4,798,746
DiamondRock Hospitality Co., REIT	241,418	2,817,348
Douglas Emmett, Inc., REIT	155,223	5,855,012
Duke Realty Corp., REIT	119,758	3,397,535
Equinix, Inc., REIT	30,140	13,047,305
Equity Residential, REIT	161,324	10,689,328
Essex Property Trust, Inc., REIT	13,449	3,318,003
Extra Space Storage, Inc., REIT	84,280	7,302,019
Healthcare Trust of America, Inc., Class A, REIT	135,026	3,601,143
Hilton Worldwide Holdings, Inc.	86,311	6,972,203
Hudson Pacific Properties, Inc., REIT	137,255	4,490,984
Invitation Homes, Inc., REIT	224,065	5,133,329
JBG SMITH Properties, REIT	37,745	1,390,148
Macerich Co., REIT	76,075	4,206,187
MGM Growth Properties LLC, Class A, REIT	68,858	2,030,622
Piedmont Office Realty Trust, Inc., Class A, REIT	143,089	2,708,675
Prologis, Inc., REIT	147,139	9,974,553
Regency Centers Corp., REIT	75,267	4,867,517
Simon Property Group, Inc., REIT	79,244	14,006,377
STORE Capital Corp., REIT	107,224	2,979,755
Sun Communities, Inc., REIT	49,770	5,053,646
Taubman Centers, Inc., REIT	69,855	4,179,425
VEREIT, Inc.	557,745	4,049,229
VICI Properties, Inc., REIT	187,036	4,043,718
Welltower, Inc., REIT	141,513	9,102,116

		173,880,266

Total Common Stocks (Cost $336,661,385)		334,566,396

OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (C)	3,341,576	3,341,576

Total Other Investment Company (Cost $3,341,576)		3,341,576

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.4%

Fixed Income Clearing Corp., 1.25% (C), dated 09/28/2018, to be repurchased at $1,375,427 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $1,406,645.

$ 1,375,284	$ 1,375,284

Total Repurchase Agreement (Cost $1,375,284)	1,375,284

Total Investments (Cost $341,378,245)	339,283,256
Net Other Assets (Liabilities) - (0.7)%	(2,493,137)

Net Assets - 100.0%	$ 336,790,119

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	66.7%	$ 226,428,463
Real Estate Management & Development	29.8	101,165,730
Hotels, Restaurants & Leisure	2.1	6,972,203

Investments, at Value	98.6	334,566,396
Short-Term Investments	1.4	4,716,860

Total Investments	100.0%	$ 339,283,256

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$175,539,423	$159,026,973	$—	$334,566,396
Other Investment Company	3,341,576	—	—	3,341,576
Repurchase Agreement	—	1,375,284	—	1,375,284

Total Investments	$178,880,999	$160,402,257	$—	$339,283,256

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,181,426. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $3,249,702, representing 1.0% of the Portfolio’s net assets.
(C)	Rates disclosed reflect the yields at September 30, 2018.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Australia - 3.3%
Northern Star Resources, Ltd.	1,121,174	$ 6,726,657
Westpac Banking Corp.	504,826	10,192,032

		16,918,689

China - 7.4%
ANTA Sports Products, Ltd.	2,606,900	12,504,435
NetEase, Inc., ADR	26,473	6,042,462
Ping An Insurance Group Co. of China, Ltd., H Shares	688,700	6,994,022
Tencent Holdings, Ltd.	153,700	6,345,634
YY, Inc., ADR (A)	79,260	5,938,159

		37,824,712

Denmark - 1.0%
Topdanmark A/S	116,536	5,323,399

Finland - 1.8%
Neste OYJ	113,000	9,341,348

France - 10.5%
AXA SA	575,004	15,455,140
TOTAL SA	238,109	15,437,335
Valeo SA	202,411	8,789,351
Vinci SA	149,166	14,204,983

		53,886,809

Germany - 3.9%
Bayerische Motoren Werke AG	124,207	11,206,605
Henkel AG & Co. KGaA	80,576	8,555,404

		19,762,009

Ireland - 5.0%
Kingspan Group PLC	287,559	13,408,240
Smurfit Kappa Group PLC	310,846	12,292,523

		25,700,763

Israel - 1.2%
Nice, Ltd., ADR (A)	52,543	6,014,597

Japan - 22.3%
Asahi Group Holdings, Ltd.	242,900	10,528,802
Haseko Corp.	873,800	11,343,557
Isuzu Motors, Ltd.	421,600	6,645,710
Koito Manufacturing Co., Ltd.	150,300	9,868,315
Minebea Mitsumi, Inc.	614,500	11,141,260
Nidec Corp.	53,100	7,638,792
Nippon Telegraph & Telephone Corp.	260,200	11,752,741
Nitori Holdings Co., Ltd.	55,700	7,988,308
Open House Co., Ltd.	126,700	6,244,675
SoftBank Group Corp.	163,300	16,485,223
Sumitomo Mitsui Financial Group, Inc.	369,400	14,909,949

		114,547,332

Luxembourg - 1.8%
Aroundtown SA	1,013,715	9,015,623

Netherlands - 2.5%
Euronext NV (B)	197,807	13,010,461

	Shares	Value
COMMON STOCKS (continued)
Norway - 6.4%
DNB ASA	697,016	$ 14,666,133
Equinor ASA	640,738	18,067,808

		32,733,941

Republic of Korea - 1.5%
Samsung Electronics Co., Ltd.	184,800	7,738,526

Spain - 2.0%
Banco Santander SA	1,986,931	10,001,683

Sweden - 3.4%
Atlas Copco AB, B Shares	407,670	10,878,203
Epiroc AB, Class B (A)	662,040	6,816,016

		17,694,219

Switzerland - 4.9%
Roche Holding AG	56,617	13,715,806
Swiss Life Holding AG (A)	29,922	11,341,944

		25,057,750

Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	258,850	11,430,816

United Kingdom - 13.8%
Ashtead Group PLC	443,190	14,077,427
Barratt Developments PLC	927,628	6,855,430
Beazley PLC	1,267,527	9,433,463
British American Tobacco PLC	250,699	11,712,754
Compass Group PLC	684,912	15,229,710
GlaxoSmithKline PLC	671,411	13,448,803

		70,757,587

United States - 2.3%
Shire PLC	195,283	11,768,283

Total Common Stocks (Cost $515,247,108)		498,528,547

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (C) (D)	186,677	186,677

Total Other Investment Company (Cost $186,677)		186,677

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.25% (C), dated 09/28/2018, to be repurchased at $5,743,252 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $5,858,602.	$ 5,742,654	5,742,654

Total Repurchase Agreement (Cost $5,742,654)		5,742,654

Total Investments (Cost $521,176,439)		504,457,878
Net Other Assets (Liabilities) - 1.6%		8,440,440

Net Assets - 100.0%		$ 512,898,318

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.9%	$ 49,769,797
Insurance	9.6	48,547,968
Oil, Gas & Consumable Fuels	8.5	42,846,491
Machinery	5.7	28,835,479
Pharmaceuticals	5.4	27,164,609
Auto Components	3.7	18,657,666
Household Durables	3.6	18,198,987
Automobiles	3.6	17,852,315
Wireless Telecommunication Services	3.3	16,485,223
Real Estate Management & Development	3.0	15,260,298
Hotels, Restaurants & Leisure	3.0	15,229,710
Construction & Engineering	2.8	14,204,983
Trading Companies & Distributors	2.8	14,077,427
Building Products	2.7	13,408,240
Capital Markets	2.6	13,010,461
Textiles, Apparel & Luxury Goods	2.5	12,504,435
Containers & Packaging	2.4	12,292,523
Interactive Media & Services	2.4	12,283,793
Biotechnology	2.3	11,768,283
Diversified Telecommunication Services	2.3	11,752,741
Tobacco	2.3	11,712,754
Semiconductors & Semiconductor Equipment	2.3	11,430,816
Beverages	2.1	10,528,802
Household Products	1.7	8,555,404
Specialty Retail	1.6	7,988,308
Technology Hardware, Storage & Peripherals	1.5	7,738,526
Electrical Equipment	1.5	7,638,792
Metals & Mining	1.3	6,726,657
Entertainment	1.2	6,042,462
Software	1.2	6,014,597

Investments, at Value	98.8	498,528,547
Short-Term Investments	1.2	5,929,331

Total Investments	100.0%	$ 504,457,878

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$29,426,034	$469,102,513	$—	$498,528,547
Other Investment Company	186,677	—	—	186,677
Repurchase Agreement	—	5,742,654	—	5,742,654

Total Investments	$29,612,711	$474,845,167	$—	$504,457,878

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the value of the 144A security is $13,010,461, representing 2.5% of the Portfolio’s net assets.
(C)	Rates disclosed reflect the yields at September 30, 2018.
(D)	Security that is out on loan has since been sold. As of September 30, 2018, the Portfolio is awaiting the return of the position before the stated collateral is returned.
(E)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Australia - 6.7%
AGL Energy, Ltd.	1,059	$ 14,927
Alumina, Ltd.	2,812	5,631
Amcor, Ltd.	1,693	16,741
AMP, Ltd.	4,669	10,766
APA Group	1,633	11,781
Aristocrat Leisure, Ltd.	737	15,151
ASX, Ltd.	308	14,173
Aurizon Holdings, Ltd.	2,751	8,173
AusNet Services	4,447	5,224
Australia & New Zealand Banking Group, Ltd.	4,118	83,883
Bank of Queensland, Ltd.	637	5,074
Bendigo & Adelaide Bank, Ltd.	896	6,963
BHP Billiton PLC	3,024	65,870
BHP Billiton, Ltd.	4,649	116,375
BlueScope Steel, Ltd.	767	9,414
Boral, Ltd.	1,731	8,646
Brambles, Ltd.	2,297	18,098
Caltex Australia, Ltd.	288	6,225
Challenger, Ltd.	812	6,574
CIMIC Group, Ltd.	164	6,089
Coca-Cola Amatil, Ltd.	1,220	8,607
Cochlear, Ltd.	69	10,007
Commonwealth Bank of Australia	2,610	134,725
Computershare, Ltd.	637	9,186
Crown Resorts, Ltd.	641	6,343
CSL, Ltd.	655	95,219
Dexus, REIT	1,191	9,091
Domino’s Pizza Enterprises, Ltd.	103	3,961
Flight Centre Travel Group, Ltd.	90	3,458
Fortescue Metals Group, Ltd.	2,524	7,152
Goodman Group, REIT	2,377	17,801
GPT Group, REIT	3,094	11,652
Healthscope, Ltd.	2,977	4,519
Incitec Pivot, Ltd.	2,924	8,412
Insurance Australia Group, Ltd.	3,606	19,080
LendLease Group	741	10,531
Macquarie Group, Ltd.	448	40,816
Medibank Pvt, Ltd.	3,546	7,459
Mirvac Group, REIT	4,565	7,953
National Australia Bank, Ltd.	3,876	77,917
Newcrest Mining, Ltd.	1,087	15,251
Oil Search, Ltd.	1,830	11,945
Orica, Ltd.	365	4,493
Origin Energy, Ltd. (A)	2,238	13,363
QBE Insurance Group, Ltd.	2,138	17,186
Ramsay Health Care, Ltd.	186	7,385
REA Group, Ltd.	98	6,087
Santos, Ltd.	2,135	11,204
Scentre Group, REIT	7,714	22,137
SEEK, Ltd.	597	8,959
Sonic Healthcare, Ltd.	471	8,481
South32, Ltd.	8,152	23,099
Stockland, REIT	2,886	8,658
Suncorp Group, Ltd.	1,894	19,797
Sydney Airport	1,310	6,524
Tabcorp Holdings, Ltd.	2,407	8,473
Telstra Corp., Ltd.	6,103	14,073
TPG Telecom, Ltd.	570	3,519
Transurban Group	4,250	34,469
Treasury Wine Estates, Ltd.	905	11,442

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Vicinity Centres, REIT	4,488	$ 8,500
Wesfarmers, Ltd.	1,624	58,519
Westpac Banking Corp.	4,896	98,846
Woodside Petroleum, Ltd.	1,272	35,473
Woolworths Group, Ltd.	1,774	36,008

		1,423,558

Austria - 0.2%
Andritz AG	84	4,901
Erste Group Bank AG (A)	472	19,608
OMV AG	161	9,045
Raiffeisen Bank International AG	126	3,628
voestalpine AG	151	6,908

		44,090

Belgium - 1.0%
Ageas	312	16,776
Anheuser-Busch InBev SA	1,103	96,330
Colruyt SA	90	5,094
Groupe Bruxelles Lambert SA	95	9,960
KBC Group NV	353	26,271
Proximus SADP	133	3,178
Solvay SA	101	13,544
Telenet Group Holding NV (A)	47	2,588
UCB SA	179	16,086
Umicore SA	264	14,765

		204,592

Chile - 0.0% (B)
Antofagasta PLC	393	4,380

China - 0.1%
Minth Group, Ltd.	1,000	4,126
Yangzijiang Shipbuilding Holdings, Ltd.	6,500	5,896

		10,022

Denmark - 1.6%
AP Moller - Maersk A/S, Class A	10	13,117
AP Moller - Maersk A/S, Class B	12	16,852
Carlsberg A/S, Class B	156	18,712
Chr Hansen Holding A/S	123	12,486
Coloplast A/S, Class B	168	17,180
Danske Bank A/S	1,026	26,948
DSV A/S	274	24,913
Genmab A/S (A)	82	12,895
H. Lundbeck A/S	89	5,497
ISS A/S	215	7,565
Novo Nordisk A/S, Class B	2,629	123,777
Novozymes A/S, Class B	300	16,469
Orsted A/S (C)	274	18,613
Pandora A/S	127	7,931
Tryg A/S	137	3,411
Vestas Wind Systems A/S	236	15,961
William Demant Holding A/S (A)	129	4,848

		347,175

Finland - 1.0%
Elisa OYJ	200	8,483
Fortum OYJ	572	14,338
Kone OYJ, Class B	504	26,929
Metso OYJ	140	4,964
Neste OYJ	197	16,285
Nokia OYJ	8,074	44,781
Nokian Renkaat OYJ	215	8,809

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland (continued)
Orion OYJ, Class B	162	$ 6,136
Sampo OYJ, Class A	668	34,591
Stora Enso OYJ, Class R	747	14,289
UPM-Kymmene OYJ	776	30,453
Wartsila OYJ Abp	643	12,535

		222,593

France - 10.5%
Accor SA	223	11,449
Aeroports de Paris	42	9,455
Air Liquide SA	614	80,770
Airbus SE	843	105,883
Alstom SA	193	8,625
Amundi SA (C)	90	6,744
Arkema SA	79	9,787
Atos SE	122	14,519
AXA SA	2,772	74,507
BioMerieux	37	3,085
BNP Paribas SA	1,668	102,080
Bollore SA	1,026	4,431
Bouygues SA	339	14,654
Bureau Veritas SA	319	8,233
Capgemini SE	234	29,451
Carrefour SA	808	15,479
Casino Guichard Perrachon SA	17	715
Cie de Saint-Gobain	725	31,267
Cie Generale des Etablissements Michelin SCA	234	27,970
CNP Assurances	203	4,893
Covivio, REIT	49	5,106
Credit Agricole SA	1,516	21,801
Danone SA	873	67,607
Dassault Aviation SA	3	5,552
Dassault Systemes SE	174	26,010
Edenred	351	13,379
Eiffage SA	128	14,291
Electricite de France SA	858	15,067
Engie SA	2,574	37,850
Essilor International Cie Generale d’Optique SA	298	44,097
Eurazeo SE	66	5,199
Eutelsat Communications SA	235	5,555
Faurecia SA	98	5,899
Gecina SA, REIT	58	9,684
Getlink	652	8,327
Hermes International	44	29,150
ICADE, REIT	67	6,192
Iliad SA	37	4,833
Imerys SA	59	4,357
Ingenico Group SA	91	6,914
Ipsen SA	63	10,592
JCDecaux SA	76	2,780
Kering SA	110	58,966
Klepierre SA, REIT	253	8,968
L’Oreal SA	366	88,261
Legrand SA	388	28,282
LVMH Moet Hennessy Louis Vuitton SE	413	146,060
Natixis SA	1,188	8,061
Orange SA	2,751	43,870
Pernod Ricard SA	304	49,873
Peugeot SA	857	23,114
Publicis Groupe SA	318	19,007
Remy Cointreau SA	22	2,866
Renault SA	277	23,960
Rexel SA	604	9,071
Safran SA	496	69,509

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Sanofi	1,626	$ 144,535
Schneider Electric SE	782	62,920
SCOR SE	204	9,474
SEB SA	38	6,468
Societe BIC SA	43	3,937
Societe Generale SA	1,072	46,015
Sodexo SA	139	14,741
Suez	480	6,821
Teleperformance	88	16,603
Thales SA	136	19,319
TOTAL SA	3,546	229,898
Ubisoft Entertainment SA (A)	117	12,691
Unibail-Rodamco SE (A)	1,416	14,453
Unibail-Rodamco-Westfield	123	24,737
Valeo SA	301	13,070
Veolia Environnement SA	837	16,705
Vinci SA	734	69,898
Vivendi SA	1,511	38,894
Wendel SA	53	7,889

		2,253,175

Germany - 8.6%
1&1 Drillisch AG	54	2,627
adidas AG	270	66,114
Allianz SE	653	145,568
Axel Springer SE	68	4,575
BASF SE	1,329	118,119
Bayer AG	1,350	119,923
Bayerische Motoren Werke AG	475	42,857
Beiersdorf AG	146	16,473
Brenntag AG	176	10,863
Commerzbank AG (A)	1,533	15,975
Continental AG	147	25,593
Covestro AG (C)	272	22,062
Daimler AG	1,288	81,277
Delivery Hero SE (A) (C)	97	4,665
Deutsche Bank AG	2,900	33,091
Deutsche Boerse AG	280	37,516
Deutsche Lufthansa AG	303	7,444
Deutsche Post AG	1,432	51,059
Deutsche Telekom AG	4,769	76,882
Deutsche Wohnen SE	468	22,452
E.ON SE	3,141	32,019
Evonik Industries AG	279	9,993
Fraport AG Frankfurt Airport Services Worldwide	52	4,595
Fresenius Medical Care AG & Co. KGaA	324	33,322
Fresenius SE & Co. KGaA	619	45,450
GEA Group AG	226	8,050
Hannover Rueck SE	89	12,576
HeidelbergCement AG	185	14,460
Henkel AG & Co. KGaA	139	14,759
HOCHTIEF AG	28	4,642
HUGO BOSS AG	114	8,778
Infineon Technologies AG	1,541	35,014
Innogy SE (A)	209	8,869
K+S AG	351	7,368
KION Group AG	76	4,671
LANXESS AG	128	9,375
Linde AG	269	63,620
MAN SE	44	4,784
Merck KGaA	173	17,877
METRO AG	335	5,251
MTU Aero Engines AG	73	16,451
Muenchener Rueckversicherungs-Gesellschaft AG	214	47,395

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
OSRAM Licht AG	121	$ 4,813
ProSiebenSat.1 Media SE	414	10,753
Puma SE	13	6,415
RWE AG	757	18,677
SAP SE	1,457	179,315
Siemens AG	1,134	145,277
Siemens Healthineers AG (A) (C)	215	9,455
Symrise AG	175	15,974
Telefonica Deutschland Holding AG	1,061	4,485
thyssenkrupp AG	639	16,129
TUI AG	531	10,195
Uniper SE	233	7,172
United Internet AG	146	6,908
Volkswagen AG	49	8,539
Vonovia SE	693	33,858
Wirecard AG	173	37,501
Zalando SE (A) (C)	183	7,120

		1,837,040

Hong Kong - 3.3%
AIA Group, Ltd.	18,000	160,724
ASM Pacific Technology, Ltd.	300	3,054
Bank of East Asia, Ltd.	1,039	3,876
BOC Hong Kong Holdings, Ltd.	5,500	26,136
CK Asset Holdings, Ltd.	3,500	26,267
CK Hutchison Holdings, Ltd.	4,000	46,089
CK Infrastructure Holdings, Ltd.	1,000	7,920
CLP Holdings, Ltd.	2,500	29,269
Dairy Farm International Holdings, Ltd.	500	4,500
Galaxy Entertainment Group, Ltd.	4,000	25,369
Hang Lung Group, Ltd.	1,000	2,657
Hang Lung Properties, Ltd.	3,000	5,863
Hang Seng Bank, Ltd.	1,000	27,158
Henderson Land Development Co., Ltd.	2,210	11,109
HK Electric Investments & HK Electric Investments, Ltd.	4,500	4,541
HKT Trust & HKT, Ltd.	8,000	10,996
Hong Kong & China Gas Co., Ltd.	11,910	23,642
Hong Kong Exchanges & Clearing, Ltd.	1,717	49,130
Hongkong Land Holdings, Ltd.	1,300	8,606
Hysan Development Co., Ltd.	1,000	5,052
Jardine Matheson Holdings, Ltd.	300	18,825
Jardine Strategic Holdings, Ltd.	400	14,520
Kerry Properties, Ltd.	500	1,696
Li & Fung, Ltd.	8,000	1,788
Link REIT	3,200	31,496
Melco Resorts & Entertainment, Ltd., ADR	300	6,345
MTR Corp., Ltd.	2,500	13,157
New World Development Co., Ltd.	7,114	9,705
NWS Holdings, Ltd.	2,000	3,955
PCCW, Ltd.	7,000	4,077
Power Assets Holdings, Ltd.	1,500	10,443
Shangri-La Asia, Ltd.	2,000	2,974
Sino Land Co., Ltd.	6,059	10,387
SJM Holdings, Ltd.	4,000	3,699
Sun Hung Kai Properties, Ltd.	2,350	34,222
Swire Pacific, Ltd., Class A	500	5,477
Swire Properties, Ltd.	1,200	4,545
Techtronic Industries Co., Ltd.	2,500	15,968
WH Group, Ltd. (C)	12,500	8,798
Wharf Holdings, Ltd.	1,300	3,537
Wharf Real Estate Investment Co., Ltd.	2,300	14,837
Wheelock & Co., Ltd.	1,000	5,997
Yue Yuen Industrial Holdings, Ltd.	1,000	2,778

		711,184

	Shares	Value
COMMON STOCKS (continued)
Ireland - 0.7%
AerCap Holdings NV (A)	200	$ 11,504
AIB Group PLC	1,173	6,006
Bank of Ireland Group PLC	1,083	8,293
CRH PLC	1,251	40,931
DCC PLC	113	10,258
James Hardie Industries PLC, CDI	517	7,833
Kerry Group PLC, Class A	228	25,215
Paddy Power Betfair PLC	144	12,289
Ryanair Holdings PLC, ADR (A)	38	3,649
Smurfit Kappa Group PLC	358	14,157

		140,135

Isle of Man - 0.0% (B)
GVC Holdings PLC	829	9,925

Israel - 0.5%
Azrieli Group, Ltd.	79	4,035
Bank Hapoalim BM	1,478	10,823
Bank Leumi Le-Israel BM	1,799	11,856
Bezeq Israeli Telecommunication Corp., Ltd.	605	696
Check Point Software Technologies, Ltd. (A)	250	29,418
Elbit Systems, Ltd.	22	2,796
Frutarom Industries, Ltd.	35	3,631
Israel Chemicals, Ltd.	877	5,319
Mizrahi Tefahot Bank, Ltd.	232	4,063
Nice, Ltd. (A)	59	6,720
Teva Pharmaceutical Industries, Ltd., ADR	1,415	30,479

		109,836

Italy - 1.9%
Assicurazioni Generali SpA	1,578	27,262
Atlantia SpA	807	16,744
Davide Campari-Milano SpA	969	8,252
Enel SpA	12,084	61,901
Eni SpA	3,686	69,681
Ferrari NV	190	26,163
Intesa Sanpaolo SpA	20,922	53,466
Leonardo SpA	368	4,435
Luxottica Group SpA	248	16,850
Mediobanca Banca di Credito Finanziario SpA	1,036	10,349
Moncler SpA	287	12,362
Pirelli & C SpA (A) (C)	452	3,793
Poste Italiane SpA (C)	562	4,491
Prysmian SpA	285	6,638
Recordati SpA	139	4,706
Snam SpA	3,239	13,497
Telecom Italia SpA	9,060	4,875
Telecom Italia SpA (A)	18,294	11,109
Terna Rete Elettrica Nazionale SpA	1,950	10,417
UniCredit SpA	2,777	41,799

		408,790

Japan - 23.8%
Aeon Co., Ltd.	700	16,865
AEON Financial Service Co., Ltd.	200	4,142
AGC, Inc.	300	12,449
Air Water, Inc.	200	3,670
Aisin Seiki Co., Ltd.	200	9,734
Ajinomoto Co., Inc.	700	12,017
Alfresa Holdings Corp.	200	5,351
Alps Electric Co., Ltd.	300	7,620
Amada Holdings Co., Ltd.	500	5,338

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
ANA Holdings, Inc.	100	$ 3,494
Aozora Bank, Ltd.	100	3,573
Asahi Group Holdings, Ltd.	500	21,673
Asahi Kasei Corp.	1,917	29,071
Asics Corp.	200	2,982
Astellas Pharma, Inc.	2,500	43,610
Bandai Namco Holdings, Inc.	200	7,772
Bank of Kyoto, Ltd.	100	5,219
Benesse Holdings, Inc.	100	2,847
Bridgestone Corp.	900	34,005
Brother Industries, Ltd.	300	5,925
Calbee, Inc.	100	3,292
Canon, Inc.	1,500	47,659
Casio Computer Co., Ltd.	300	4,903
Central Japan Railway Co.	200	41,648
Chiba Bank, Ltd.	1,000	6,830
Chubu Electric Power Co., Inc.	600	9,075
Chugai Pharmaceutical Co., Ltd.	300	19,275
Chugoku Electric Power Co., Inc.	400	5,140
Coca-Cola Bottlers Japan Holdings, Inc.	200	5,351
Concordia Financial Group, Ltd.	1,000	4,902
Credit Saison Co., Ltd.	200	3,262
CyberAgent, Inc.	100	5,325
Dai Nippon Printing Co., Ltd.	300	6,976
Dai-ichi Life Holdings, Inc.	1,500	31,229
Daicel Corp.	600	6,971
Daifuku Co., Ltd.	100	5,096
Daiichi Sankyo Co., Ltd.	700	30,342
Daikin Industries, Ltd.	400	53,248
Daito Trust Construction Co., Ltd.	117	15,050
Daiwa House Industry Co., Ltd.	900	26,678
Daiwa House REIT Investment Corp.	2	4,575
Daiwa Securities Group, Inc.	2,000	12,167
Denso Corp.	600	31,679
Dentsu, Inc.	300	13,915
Don Quijote Holdings Co., Ltd.	100	5,061
East Japan Railway Co.	500	46,449
Eisai Co., Ltd.	400	38,937
Electric Power Development Co., Ltd.	100	2,768
FamilyMart UNY Holdings Co., Ltd.	100	10,412
FANUC Corp.	300	56,557
Fast Retailing Co., Ltd.	100	50,977
Fuji Electric Co., Ltd.	200	8,009
FUJIFILM Holdings Corp.	600	27,011
Fujitsu, Ltd.	300	21,377
Fukuoka Financial Group, Inc.	200	5,501
Hakuhodo DY Holdings, Inc.	400	7,016
Hamamatsu Photonics KK	200	7,965
Hankyu Hanshin Holdings, Inc.	300	10,641
Hino Motors, Ltd.	500	5,474
Hirose Electric Co., Ltd.	100	10,931
Hisamitsu Pharmaceutical Co., Inc.	100	7,666
Hitachi Chemical Co., Ltd.	200	4,071
Hitachi Construction Machinery Co., Ltd.	100	3,344
Hitachi High-Technologies Corp.	100	3,446
Hitachi Metals, Ltd.	100	1,238
Hitachi, Ltd.	1,400	47,562
Honda Motor Co., Ltd.	2,400	72,642
Hoshizaki Corp.	100	10,350
Hoya Corp.	600	35,645
Hulic Co., Ltd.	500	4,907
Idemitsu Kosan Co., Ltd.	200	10,579
IHI Corp.	300	11,367
Iida Group Holdings Co., Ltd.	200	3,557
Inpex Corp.	1,300	16,213
Isetan Mitsukoshi Holdings, Ltd.	400	4,911
Isuzu Motors, Ltd.	500	7,882

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
ITOCHU Corp.	2,100	$ 38,444
J. Front Retailing Co., Ltd.	400	6,207
Japan Airlines Co., Ltd.	100	3,594
Japan Airport Terminal Co., Ltd.	100	4,550
Japan Exchange Group, Inc.	800	13,941
Japan Post Bank Co., Ltd.	700	8,274
Japan Post Holdings Co., Ltd.	2,300	27,368
Japan Prime Realty Investment Corp., REIT	1	3,565
Japan Real Estate Investment Corp., REIT	2	10,491
Japan Retail Fund Investment Corp., REIT	3	5,442
Japan Tobacco, Inc.	1,500	39,157
JFE Holdings, Inc.	800	18,356
JGC Corp.	300	6,881
JSR Corp.	200	3,734
JTEKT Corp.	500	7,318
JXTG Holdings, Inc.	4,800	36,260
Kajima Corp.	500	7,265
Kakaku.com, Inc.	200	3,911
Kamigumi Co., Ltd.	200	4,408
Kaneka Corp.	200	9,241
Kansai Electric Power Co., Inc.	800	12,061
Kansai Paint Co., Ltd.	300	5,529
Kao Corp.	700	56,520
Kawasaki Heavy Industries, Ltd.	300	8,462
KDDI Corp.	2,600	71,831
Keihan Holdings Co., Ltd.	200	7,640
Keikyu Corp.	200	3,645
Keio Corp.	100	5,474
Keisei Electric Railway Co., Ltd.	300	10,562
Keyence Corp.	136	78,976
Kikkoman Corp.	200	11,899
Kintetsu Group Holdings Co., Ltd.	200	8,044
Kirin Holdings Co., Ltd.	1,200	30,745
Kobayashi Pharmaceutical Co., Ltd.	100	7,358
Kobe Steel, Ltd.	500	4,445
Koito Manufacturing Co., Ltd.	200	13,132
Komatsu, Ltd.	1,300	39,542
Konami Holdings Corp.	100	3,917
Konica Minolta, Inc.	800	8,506
Kubota Corp.	1,300	22,094
Kuraray Co., Ltd.	300	4,510
Kurita Water Industries, Ltd.	100	2,913
Kyocera Corp.	500	30,012
Kyowa Hakko Kirin Co., Ltd.	300	5,621
Kyushu Electric Power Co., Inc.	600	7,240
Kyushu Railway Co.	300	9,136
Lawson, Inc.	100	6,090
LINE Corp. (A)	100	4,225
Lion Corp.	300	6,664
LIXIL Group Corp.	300	5,777
M3, Inc.	600	13,614
Mabuchi Motor Co., Ltd.	100	4,035
Makita Corp.	300	15,024
Marubeni Corp.	2,300	21,053
Marui Group Co., Ltd.	300	7,404
Mazda Motor Corp.	700	8,403
McDonald’s Holdings Co. Japan, Ltd.	100	4,392
Mebuki Financial Group, Inc.	300	1,038
Medipal Holdings Corp.	400	8,347
MEIJI Holdings Co., Ltd.	231	15,513
Minebea Mitsumi, Inc.	600	10,878
MISUMI Group, Inc.	400	10,350
Mitsubishi Chemical Holdings Corp.	1,400	13,400
Mitsubishi Corp.	2,000	61,626
Mitsubishi Electric Corp.	2,600	35,618
Mitsubishi Estate Co., Ltd.	1,600	27,206
Mitsubishi Gas Chemical Co., Inc.	100	2,129

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Heavy Industries, Ltd.	500	$ 19,306
Mitsubishi Materials Corp.	100	2,988
Mitsubishi Motors Corp.	800	5,647
Mitsubishi Tanabe Pharma Corp.	300	5,017
Mitsubishi UFJ Financial Group, Inc.	16,900	105,473
Mitsubishi UFJ Lease & Finance Co., Ltd.	800	4,710
Mitsui & Co., Ltd.	2,500	44,457
Mitsui Chemicals, Inc.	300	7,501
Mitsui Fudosan Co., Ltd.	1,200	28,400
Mitsui O.S.K. Lines, Ltd.	100	2,918
Mizuho Financial Group, Inc.	35,000	61,054
MS&AD Insurance Group Holdings, Inc.	700	23,374
Murata Manufacturing Co., Ltd.	300	46,114
Nabtesco Corp.	100	2,658
Nagoya Railroad Co., Ltd.	200	4,953
NEC Corp.	400	11,054
Nexon Co., Ltd. (A)	500	6,535
NGK Insulators, Ltd.	300	4,948
NGK Spark Plug Co., Ltd.	300	8,740
NH Foods, Ltd.	200	7,384
Nidec Corp.	350	50,350
Nikon Corp.	600	11,274
Nintendo Co., Ltd.	200	72,980
Nippon Building Fund, Inc., REIT	2	11,565
Nippon Electric Glass Co., Ltd.	100	3,146
Nippon Express Co., Ltd.	100	6,566
Nippon Paint Holdings Co., Ltd.	200	7,463
Nippon Prologis REIT, Inc.	2	3,959
Nippon Steel & Sumitomo Metal Corp.	900	19,038
Nippon Telegraph & Telephone Corp.	900	40,651
Nippon Yusen KK	200	3,762
Nissan Chemical Corp.	200	10,562
Nissan Motor Co., Ltd.	3,400	31,825
Nisshin Seifun Group, Inc.	200	4,383
Nissin Foods Holdings Co., Ltd.	100	6,874
Nitori Holdings Co., Ltd.	100	14,342
Nitto Denko Corp.	200	14,990
Nomura Holdings, Inc.	5,200	24,838
Nomura Real Estate Holdings, Inc.	200	4,038
Nomura Real Estate Master Fund, Inc., REIT	5	6,830
Nomura Research Institute, Ltd.	200	10,104
NSK, Ltd.	600	6,876
NTT Data Corp.	900	12,460
NTT DOCOMO, Inc.	2,000	53,776
Obayashi Corp.	800	7,576
OBIC Co., Ltd.	100	9,461
Odakyu Electric Railway Co., Ltd.	300	7,097
OJI Holdings Corp.	1,000	7,261
Olympus Corp.	300	11,710
Omron Corp.	200	8,449
Ono Pharmaceutical Co., Ltd.	500	14,148
Oracle Corp.	100	8,062
Oriental Land Co., Ltd.	300	31,368
ORIX Corp.	1,800	29,181
Osaka Gas Co., Ltd.	400	7,801
Otsuka Corp.	200	7,463
Otsuka Holdings Co., Ltd.	500	25,202
Panasonic Corp.	2,900	33,781
Park24 Co., Ltd.	200	6,046
Persol Holdings Co., Ltd.	200	4,691
Pola Orbis Holdings, Inc.	100	3,653
Rakuten, Inc.	1,200	9,197
Recruit Holdings Co., Ltd.	1,600	53,399
Renesas Electronics Corp. (A)	1,100	6,874
Resona Holdings, Inc.	2,600	14,606
Ricoh Co., Ltd.	800	8,590

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Rinnai Corp.	100	$ 7,622
Rohm Co., Ltd.	200	14,575
Ryohin Keikaku Co., Ltd.	45	13,387
Sankyo Co., Ltd.	100	3,912
Santen Pharmaceutical Co., Ltd.	300	4,755
SBI Holdings, Inc.	300	9,321
Secom Co., Ltd.	300	24,455
Sega Sammy Holdings, Inc.	300	4,423
Seibu Holdings, Inc.	200	3,596
Seiko Epson Corp.	300	5,117
Sekisui Chemical Co., Ltd.	600	11,068
Sekisui House, Ltd.	800	12,199
Seven & i Holdings Co., Ltd.	1,100	48,988
SG Holdings Co., Ltd.	200	5,240
Sharp Corp.	300	6,097
Shimadzu Corp.	300	9,400
Shimamura Co., Ltd.	100	9,488
Shimano, Inc.	119	19,177
Shimizu Corp.	900	8,214
Shin-Etsu Chemical Co., Ltd.	500	44,292
Shinsei Bank, Ltd.	200	3,269
Shionogi & Co., Ltd.	400	26,136
Shiseido Co., Ltd.	600	46,465
Shizuoka Bank, Ltd.	1,000	8,977
Showa Denko KK	200	11,037
Showa Shell Sekiyu KK	300	6,355
SMC Corp.	100	32,001
SoftBank Group Corp.	1,200	121,141
Sohgo Security Services Co., Ltd.	100	4,396
Sompo Holdings, Inc.	400	17,036
Sony Corp.	1,900	116,488
Sony Financial Holdings, Inc.	200	4,408
Stanley Electric Co., Ltd.	300	10,258
Start Today Co., Ltd.	300	9,083
Subaru Corp.	800	24,503
Sumco Corp.	200	2,901
Sumitomo Chemical Co., Ltd.	2,397	14,029
Sumitomo Corp.	1,500	25,011
Sumitomo Dainippon Pharma Co., Ltd.	200	4,593
Sumitomo Electric Industries, Ltd.	1,000	15,684
Sumitomo Heavy Industries, Ltd.	100	3,569
Sumitomo Metal Mining Co., Ltd.	300	10,525
Sumitomo Mitsui Financial Group, Inc.	2,000	80,725
Sumitomo Mitsui Trust Holdings, Inc.	400	16,462
Sumitomo Realty & Development Co., Ltd.	400	14,364
Sumitomo Rubber Industries, Ltd.	200	3,001
Sundrug Co., Ltd.	100	3,569
Suntory Beverage & Food, Ltd.	200	8,467
Suzuken Co., Ltd.	100	4,744
Suzuki Motor Corp.	500	28,639
Sysmex Corp.	300	25,823
T&D Holdings, Inc.	600	9,901
Taiheiyo Cement Corp.	100	3,138
Taisei Corp.	300	13,677
Taisho Pharmaceutical Holdings Co., Ltd.	100	12,225
Taiyo Nippon Sanso Corp.	300	4,489
Takashimaya Co., Ltd.	500	8,445
Takeda Pharmaceutical Co., Ltd.	1,100	47,061
TDK Corp.	200	21,810
Teijin, Ltd.	400	7,671
Terumo Corp.	400	23,693
THK Co., Ltd.	100	2,545
Tobu Railway Co., Ltd.	200	5,914
Toho Co., Ltd.	100	3,138
Toho Gas Co., Ltd.	200	7,596
Tohoku Electric Power Co., Inc.	400	5,429
Tokio Marine Holdings, Inc.	900	44,651

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Century Corp.	100	$ 6,214
Tokyo Electric Power Co. Holdings, Inc. (A)	1,500	7,367
Tokyo Electron, Ltd.	200	27,478
Tokyo Gas Co., Ltd.	400	9,831
Tokyo Tatemono Co., Ltd.	100	1,220
Tokyu Corp.	600	10,973
Tokyu Fudosan Holdings Corp.	800	5,576
Toppan Printing Co., Ltd.	500	8,031
Toray Industries, Inc.	1,600	12,019
Toshiba Corp. (A)	1,000	28,912
Tosoh Corp.	200	3,080
TOTO, Ltd.	200	8,300
Toyo Seikan Group Holdings, Ltd.	300	6,223
Toyo Suisan Kaisha, Ltd.	100	3,877
Toyota Industries Corp.	200	11,829
Toyota Motor Corp.	3,400	212,313
Toyota Tsusho Corp.	400	15,103
Trend Micro, Inc.	200	12,867
Tsuruha Holdings, Inc.	100	12,313
Unicharm Corp.	500	16,538
United Urban Investment Corp., REIT	4	6,277
USS Co., Ltd.	400	7,425
West Japan Railway Co.	200	13,943
Yahoo Japan Corp.	4,000	14,399
Yakult Honsha Co., Ltd.	200	16,388
Yamada Denki Co., Ltd.	1,000	5,061
Yamaguchi Financial Group, Inc.	500	5,448
Yamaha Corp.	200	10,597
Yamaha Motor Co., Ltd.	400	11,213
Yamato Holdings Co., Ltd.	500	15,349
Yamazaki Baking Co., Ltd.	200	4,003
Yaskawa Electric Corp.	400	11,882
Yokogawa Electric Corp.	300	6,345
Yokohama Rubber Co., Ltd.	200	4,311

		5,097,990

Jersey, Channel Islands - 0.0% (B)
Randgold Resources, Ltd.	105	7,459

Luxembourg - 0.3%
ArcelorMittal	961	29,903
Eurofins Scientific SE	15	8,516
Millicom International Cellular SA, SDR	90	5,170
RTL Group SA	68	4,852
SES SA	489	10,730
Tenaris SA	556	9,315

		68,486

Macau - 0.1%
MGM China Holdings, Ltd.	1,200	1,901
Sands China, Ltd.	3,200	14,491
Wynn Macau, Ltd.	2,000	4,598

		20,990

Mexico - 0.0% (B)
Fresnillo PLC	276	2,955

Netherlands - 4.6%
ABN AMRO Group NV, CVA (C)	604	16,445
Akzo Nobel NV	363	33,944
ASML Holding NV	593	110,780
EXOR NV	121	8,123
Heineken Holding NV	178	16,120
Heineken NV	372	34,881
ING Groep NV	5,778	75,028
Koninklijke Ahold Delhaize NV	1,688	38,707

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke DSM NV	236	$ 25,000
Koninklijke KPN NV	3,870	10,209
Koninklijke Philips NV	1,329	60,541
Koninklijke Vopak NV	78	3,843
NN Group NV	509	22,711
NXP Semiconductors NV	531	45,401
QIAGEN NV (A)	263	9,955
Randstad NV	155	8,275
Royal Dutch Shell PLC, Class A	6,814	234,157
Royal Dutch Shell PLC, Class B	5,553	194,624
Wolters Kluwer NV	423	26,364

		975,108

New Zealand - 0.2%
a2 Milk Co., Ltd. (A)	781	5,829
Auckland International Airport, Ltd.	897	4,340
Fisher & Paykel Healthcare Corp., Ltd.	821	8,190
Fletcher Building, Ltd. (A)	1,208	5,237
Meridian Energy, Ltd.	2,326	5,065
Ryman Healthcare, Ltd.	466	4,324
Spark New Zealand, Ltd.	1,865	5,007

		37,992

Norway - 0.8%
AKER BP ASA	123	5,220
DNB ASA	1,457	30,657
Equinor ASA	1,668	47,035
Gjensidige Forsikring ASA	344	5,799
Marine Harvest ASA	667	15,452
Norsk Hydro ASA	1,602	9,618
Orkla ASA	1,202	10,155
Schibsted ASA, B Shares	119	4,123
Telenor ASA	1,122	21,933
Yara International ASA	203	9,970

		159,962

Portugal - 0.2%
EDP - Energias de Portugal SA	3,751	13,840
Galp Energia SGPS SA	738	14,644
Jeronimo Martins SGPS SA	306	4,507

		32,991

Republic of South Africa - 0.1%
Investec PLC	598	4,206
Mediclinic International PLC	536	2,997
Mondi PLC	541	14,836

		22,039

Singapore - 1.2%
Ascendas Real Estate Investment Trust	4,700	9,076
CapitaLand Commercial Trust, REIT	5,863	7,634
CapitaLand Mall Trust, REIT	2,300	3,735
CapitaLand, Ltd.	3,800	9,368
City Developments, Ltd.	700	4,665
ComfortDelGro Corp., Ltd.	2,900	5,155
DBS Group Holdings, Ltd.	2,500	47,712
Genting Singapore, Ltd.	7,700	5,971
Jardine Cycle & Carriage, Ltd.	300	7,020
Keppel Corp., Ltd.	2,000	10,182
Oversea-Chinese Banking Corp., Ltd.	4,500	37,658
SATS, Ltd.	800	3,055
Sembcorp Industries, Ltd.	2,600	5,877
Singapore Airlines, Ltd.	800	5,700
Singapore Exchange, Ltd.	1,000	5,391

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Press Holdings, Ltd.	1,800	$ 3,779
Singapore Technologies Engineering, Ltd.	1,900	4,948
Singapore Telecommunications, Ltd.	11,700	27,730
Suntec Real Estate Investment Trust	1,200	1,694
United Overseas Bank, Ltd.	1,900	37,637
UOL Group, Ltd.	600	3,024
Venture Corp., Ltd.	300	3,869
Wilmar International, Ltd.	1,900	4,475

		255,355

Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	373	15,885
Aena SME SA (C)	109	18,920
Amadeus IT Group SA	652	60,575
Banco Bilbao Vizcaya Argentaria SA	9,548	60,860
Banco de Sabadell SA	7,345	11,419
Banco Santander SA	23,352	117,548
Bankia SA	1,931	7,571
Bankinter SA	805	7,414
CaixaBank SA	4,698	21,480
Enagas SA	286	7,720
Endesa SA	367	7,930
Ferrovial SA	696	14,441
Grifols SA	342	9,633
Iberdrola SA	8,855	65,162
Industria de Diseno Textil SA	1,532	46,443
Mapfre SA	1,487	4,665
Naturgy Energy Group SA	437	11,928
Red Electrica Corp. SA	684	14,327
Repsol SA	1,832	36,511
Siemens Gamesa Renewable Energy SA (A)	301	3,809
Telefonica SA	6,777	53,647

		597,888

Sweden - 2.6%
Alfa Laval AB	368	9,979
Assa Abloy AB, B Shares	1,396	28,062
Atlas Copco AB, A Shares	993	28,626
Atlas Copco AB, B Shares	534	14,249
Boliden AB	438	12,217
Electrolux AB, Series B	247	5,447
Epiroc AB, Class A (A)	805	8,994
Epiroc AB, Class B (A)	526	5,415
Essity AB, Class B	931	23,402
Hennes & Mauritz AB, B Shares	1,292	23,876
Hexagon AB, B Shares	329	19,287
Husqvarna AB, B Shares	425	3,620
ICA Gruppen AB	83	2,634
Industrivarden AB, Class C	330	7,333
Investor AB, B Shares	636	29,391
Kinnevik AB, B Shares	389	11,778
L E Lundbergforetagen AB, B Shares	90	3,034
Lundin Petroleum AB	294	11,254
Nordea Bank AB	4,320	47,082
Sandvik AB	1,643	29,163
Securitas AB, B Shares	521	9,072
Skandinaviska Enskilda Banken AB, Class A	2,344	26,174
Skanska AB, Class B	600	11,784
SKF AB, Class B	477	9,411
Svenska Handelsbanken AB, A Shares	2,160	27,281
Swedbank AB, Class A	1,327	32,894
Swedish Match AB	224	11,468
Tele2 AB, Class B	437	5,261

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Telefonaktiebolaget LM Ericsson, B Shares	4,482	$ 39,780
Telia Co. AB	3,539	16,255
Volvo AB, Class B	2,278	40,268

		554,491

Switzerland - 8.6%
ABB, Ltd.	2,671	63,114
Adecco Group AG	189	9,926
Baloise Holding AG	61	9,305
Barry Callebaut AG	2	3,790
Chocoladefabriken Lindt & Spruengli AG	2	14,021
Cie Financiere Richemont SA	722	58,855
Clariant AG (A)	354	9,212
Coca-Cola HBC AG (A)	252	8,583
Credit Suisse Group AG (A)	3,706	55,699
Dufry AG (A)	33	3,721
EMS-Chemie Holding AG	8	4,769
Ferguson PLC	334	28,362
Geberit AG	53	24,583
Givaudan SA	14	34,422
Glencore PLC (A)	16,518	71,414
Julius Baer Group, Ltd. (A)	281	14,061
Keuhne & Nagel International AG	87	13,785
LafargeHolcim, Ltd. (A)	697	34,410
Lonza Group AG (A)	101	34,476
Nestle SA	4,611	384,422
Novartis AG	3,213	276,317
Pargesa Holding SA	52	4,178
Partners Group Holding AG	26	20,625
Roche Holding AG	1,041	252,188
Schindler Holding AG	71	17,561
SGS SA	8	21,064
Sika AG	180	26,209
Sonova Holding AG	82	16,318
STMicroelectronics NV	998	18,157
Straumann Holding AG	12	9,024
Swatch Group AG	140	24,662
Swiss Life Holding AG (A)	57	21,606
Swiss Prime Site AG (A)	138	11,762
Swiss Re AG	437	40,343
Swisscom AG	33	14,977
Temenos AG (A)	94	15,248
UBS Group AG (A)	5,423	85,650
Vifor Pharma AG	59	10,229
Zurich Insurance Group AG	219	69,221

		1,836,269

United Arab Emirates - 0.0% (B)
NMC Health PLC	113	4,999

United Kingdom - 14.5%
3i Group PLC	1,473	18,070
Admiral Group PLC	346	9,380
Anglo American PLC	1,514	34,001
Ashtead Group PLC	767	24,363
Associated British Foods PLC	459	13,700
AstraZeneca PLC	1,833	142,464
Auto Trader Group PLC (C)	1,002	5,833
Aviva PLC	5,707	36,411
Babcock International Group PLC	278	2,620
BAE Systems PLC	4,421	36,291
Barclays PLC	24,500	54,855
Barratt Developments PLC	1,566	11,573
Berkeley Group Holdings PLC	193	9,255
BP PLC	29,571	227,133

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
British American Tobacco PLC	3,401	$ 158,896
British Land Co. PLC, REIT	1,148	9,229
BT Group PLC	12,106	35,550
Bunzl PLC	492	15,474
Burberry Group PLC	552	14,497
Centrica PLC	8,276	16,709
CNH Industrial NV	1,504	18,073
Coca-Cola European Partners PLC	247	11,184
Coca-Cola European Partners PLC	100	4,547
Compass Group PLC	2,297	51,076
ConvaTec Group PLC (C)	1,700	5,149
Croda International PLC	153	10,374
Diageo PLC	3,650	129,354
Direct Line Insurance Group PLC	1,910	8,063
easyJet PLC	170	2,912
Experian PLC	1,335	34,287
Fiat Chrysler Automobiles NV (A)	1,569	27,588
G4S PLC	2,134	6,731
GlaxoSmithKline PLC	7,175	143,720
Hammerson PLC, REIT	1,118	6,655
Hargreaves Lansdown PLC	344	10,021
HSBC Holdings PLC	29,715	259,417
Imperial Brands PLC	1,332	46,372
Informa PLC	1,846	18,339
InterContinental Hotels Group PLC	224	13,956
International Consolidated Airlines Group SA	1,120	9,625
Intertek Group PLC	195	12,688
ITV PLC	4,184	8,608
J Sainsbury PLC	2,648	11,107
John Wood Group PLC	807	8,116
Johnson Matthey PLC	327	15,182
Kingfisher PLC	3,441	11,571
Land Securities Group PLC, REIT	850	9,787
Legal & General Group PLC	8,870	30,313
Lloyds Banking Group PLC	102,435	79,134
London Stock Exchange Group PLC	441	26,360
Marks & Spencer Group PLC	2,779	10,461
Meggitt PLC	1,318	9,730
Melrose Industries PLC	7,264	18,926
Merlin Entertainments PLC (C)	959	5,005
Micro Focus International PLC	493	9,186
National Grid PLC	4,599	47,439
Next PLC	214	15,324
Pearson PLC	1,294	15,011
Persimmon PLC	415	12,793
Prudential PLC	3,708	85,037
Reckitt Benckiser Group PLC	969	88,612
RELX PLC	1,641	34,564
RELX PLC (A)	1,225	25,736
Rio Tinto PLC	1,699	85,922
Rio Tinto, Ltd.	620	35,298
Rolls-Royce Holdings PLC (A)	2,405	30,952
Royal Bank of Scotland Group PLC	6,928	22,575
Royal Mail PLC	1,327	8,252
RSA Insurance Group PLC	1,466	10,987
Sage Group PLC	1,227	9,378
Schroders PLC	122	4,922
Segro PLC, REIT	1,367	11,364
Severn Trent PLC	328	7,905
Sky PLC	1,432	32,271
Smith & Nephew PLC	1,284	23,422
Smiths Group PLC	592	11,539
SSE PLC	1,598	23,869
St. James’s Place PLC	653	9,737
Standard Chartered PLC	4,052	33,611
Standard Life Aberdeen PLC	3,306	13,181

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Taylor Wimpey PLC	3,902	$ 8,738
Tesco PLC	13,538	42,314
Travis Perkins PLC	242	3,361
Unilever NV, CVA	2,289	127,474
Unilever PLC	1,812	99,572
United Utilities Group PLC	1,162	10,662
Vodafone Group PLC	37,714	80,862
Weir Group PLC	293	6,733
Whitbread PLC	278	17,092
WM Morrison Supermarkets PLC	2,970	10,042
WPP PLC	1,813	26,573

		3,093,045

United States - 0.4%
Carnival PLC	293	18,193
Shire PLC	1,282	77,257

		95,450

Total Common Stocks (Cost $20,914,310)		20,589,964

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG,
6.01% (D)	103	8,096
FUCHS PETROLUB SE,
1.95% (D)	93	5,196
Henkel AG & Co. KGaA,
1.80% (D)	247	28,979
Porsche Automobil Holding SE,
3.15% (D)	183	12,323
Sartorius AG,
0.40% (D)	37	6,006
Schaeffler AG,
5.54% (D)	176	2,250
Volkswagen AG,
2.70% (D)	266	46,820

Total Preferred Stocks (Cost $119,341)		109,670

Total Investments (Cost $21,033,651)		20,699,634
Net Other Assets (Liabilities) - 3.2%		693,052

Net Assets - 100.0%		$ 21,392,686

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	Long	7	12/21/2018	$689,151	$691,425	$2,274	$—

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.9%	$ 2,259,362
Pharmaceuticals	7.7	1,589,114
Oil, Gas & Consumable Fuels	6.1	1,268,164
Insurance	5.4	1,116,998
Chemicals	3.9	809,924
Automobiles	3.4	703,804
Food Products	3.1	639,094
Metals & Mining	3.0	615,586
Machinery	2.7	555,837
Capital Markets	2.4	504,540
Beverages	2.3	466,987
Textiles, Apparel & Luxury Goods	2.2	458,188
Personal Products	2.2	445,776
Diversified Telecommunication Services	2.0	423,943
Real Estate Management & Development	1.8	377,091
Electric Utilities	1.7	349,173
Wireless Telecommunication Services	1.6	340,668
Food & Staples Retailing	1.6	333,114
Electronic Equipment, Instruments & Components	1.6	323,728
Health Care Equipment & Supplies	1.5	314,193
Trading Companies & Distributors	1.5	308,692
Industrial Conglomerates	1.5	306,670
Aerospace & Defense	1.5	305,866
Electrical Equipment	1.5	302,475
Hotels, Restaurants & Leisure	1.5	302,415
Equity Real Estate Investment Trusts	1.4	298,306
Software	1.4	296,204
Household Durables	1.4	280,851
Professional Services	1.3	264,789
Semiconductors & Semiconductor Equipment	1.3	264,234
Tobacco	1.2	255,893
Road & Rail	1.1	236,443
Auto Components	1.1	233,883
IT Services	1.0	212,097
Multi-Utilities	1.0	200,016
Media	0.9	195,800
Construction & Engineering	0.9	195,297
Biotechnology	0.9	195,004
Household Products	0.9	178,954
Specialty Retail	0.8	172,904
Building Products	0.8	163,686
Diversified Financial Services	0.8	157,511
Entertainment	0.7	138,155
Health Care Providers & Services	0.6	129,919
Construction Materials	0.6	119,012
Transportation Infrastructure	0.6	115,387
Technology Hardware, Storage & Peripherals	0.5	113,862
Commercial Services & Supplies	0.5	111,306
Communications Equipment	0.4	84,561
Air Freight & Logistics	0.4	84,331
Gas Utilities	0.4	72,579
Multiline Retail	0.3	71,200
Paper & Forest Products	0.3	66,839
Life Sciences Tools & Services	0.3	52,947
Marine	0.2	50,434
Leisure Products	0.2	45,881

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2018 Form N-Q

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Containers & Packaging	0.2%		$ 37,121
Airlines	0.2		36,418
Interactive Media & Services	0.2		34,455
Water Utilities	0.1		18,567
Internet & Direct Marketing Retail	0.1		18,280
Energy Equipment & Services	0.1		17,431
Independent Power & Renewable Electricity Producers	0.1		15,005
Health Care Technology	0.1		13,614
Internet & Catalog Retail	0.1		11,785
Consumer Finance	0.0	(B)	7,404
Distributors	0.0	(B)	7,020
Diversified Consumer Services	0.0	(B)	2,847

Investments, at Value	100.0		20,699,634

Total Investments	100.0%		$ 20,699,634

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$131,343	$20,458,621	$—	$20,589,964
Preferred Stocks	—	109,670	—	109,670

Total Investments	$131,343	$20,568,291	$—	$20,699,634

Other Financial Instruments
Futures Contracts (F)	$2,274	$—	$—	$2,274

Total Other Financial Instruments	$2,274	$—	$—	$2,274

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $137,093, representing 0.6% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2018.
(E)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 57.8%
Aerospace & Defense - 3.3%
Boeing Co.	60,064	$ 22,337,802
General Dynamics Corp.	54,817	11,222,136

		33,559,938

Air Freight & Logistics - 0.6%
United Parcel Service, Inc., Class B	47,463	5,541,305

Airlines - 0.4%
Delta Air Lines, Inc.	63,778	3,688,282

Automobiles - 0.7%
General Motors Co.	202,909	6,831,946

Banks - 2.4%
Bank of America Corp.	229,750	6,768,435
US Bancorp	336,938	17,793,696

		24,562,131

Biotechnology - 0.2%
AbbVie, Inc.	25,503	2,412,074

Capital Markets - 2.8%
CME Group, Inc.	87,293	14,858,142
Goldman Sachs Group, Inc.	9,202	2,063,456
Morgan Stanley	42,611	1,984,394
TD Ameritrade Holding Corp.	179,702	9,493,657

		28,399,649

Chemicals - 1.5%
LyondellBasell Industries NV, Class A	150,035	15,380,088

Consumer Finance - 1.4%
American Express Co.	48,884	5,205,657
Synchrony Financial	287,539	8,936,712

		14,142,369

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	122,695	4,331,133

Entertainment - 0.6%
Activision Blizzard, Inc.	40,583	3,376,100
Madison Square Garden Co., Class A (A)	8,707	2,745,491

		6,121,591

Equity Real Estate Investment Trusts - 0.9%
Crown Castle International Corp.	40,020	4,455,427
MGM Growth Properties LLC, Class A	79,435	2,342,538
Outfront Media, Inc.	114,635	2,286,968

		9,084,933

Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	65,830	15,462,150
Kroger Co.	203,024	5,910,029
Sysco Corp.	143,850	10,537,013

		31,909,192

Food Products - 0.5%
Hershey Co.	47,071	4,801,242

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	152,166	$ 11,162,898
Medtronic PLC	132,864	13,069,831

		24,232,729

Health Care Providers & Services - 0.8%
Aetna, Inc.	37,682	7,643,794

Hotels, Restaurants & Leisure - 2.4%
Hilton Worldwide Holdings, Inc.	37,570	3,034,905
McDonald’s Corp.	87,161	14,581,164
Norwegian Cruise Line Holdings, Ltd. (A)	57,236	3,287,063
Six Flags Entertainment Corp.	51,638	3,605,365

		24,508,497

Household Products - 0.3%
Clorox Co.	21,181	3,185,834

Industrial Conglomerates - 1.3%
3M Co.	20,378	4,293,848
Honeywell International, Inc.	54,580	9,082,112

		13,375,960

Insurance - 0.6%
Progressive Corp.	78,838	5,600,651

Interactive Media & Services - 2.3%
Alphabet, Inc., Class C (A)	19,008	22,685,478

Internet & Direct Marketing Retail - 0.5%
Booking Holdings, Inc. (A)	2,726	5,408,384

IT Services - 4.0%
Accenture PLC, Class A	65,913	11,218,393
Automatic Data Processing, Inc.	17,759	2,675,571
Mastercard, Inc., Class A	119,684	26,642,855

		40,536,819

Leisure Products - 0.5%
Hasbro, Inc.	50,932	5,353,972

Machinery - 1.3%
Deere & Co.	32,492	4,884,522
Parker-Hannifin Corp.	19,352	3,559,413
Stanley Black & Decker, Inc.	31,992	4,684,909

		13,128,844

Media - 1.2%
Comcast Corp., Class A	338,969	12,002,892

Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	108,240	7,296,458
Suncor Energy, Inc.	125,805	4,867,986
Suncor Energy, Inc.	155,438	6,013,896

		18,178,340

Personal Products - 0.6%
Estee Lauder Cos., Inc., Class A	43,996	6,393,499

Pharmaceuticals - 3.7%
Allergan PLC	47,475	9,043,038
Bristol-Myers Squibb Co.	86,753	5,385,626
Eli Lilly & Co.	85,582	9,183,804
Merck & Co., Inc.	188,791	13,392,834

		37,005,302

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A (A)	128,088	$ 5,648,681

Road & Rail - 1.3%
CSX Corp.	181,553	13,444,000

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	249,731	11,809,779
Lam Research Corp.	38,460	5,834,382

		17,644,161

Software - 4.9%
Adobe Systems, Inc. (A)	47,456	12,810,747
Microsoft Corp.	288,389	32,983,050
salesforce.com, Inc. (A)	23,645	3,760,264

		49,554,061

Specialty Retail - 1.7%
Home Depot, Inc.	81,824	16,949,842

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	91,154	20,577,104

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc., Class B	134,122	11,362,816

Tobacco - 1.7%
Altria Group, Inc.	282,774	17,054,100

Total Common Stocks (Cost $427,423,994)		582,241,633

MASTER LIMITED PARTNERSHIP - 0.7%
Capital Markets - 0.7%
Blackstone Group, LP	172,115	6,554,139

Total Master Limited Partnership (Cost $4,936,618)		6,554,139

	Principal	Value

ASSET-BACKED SECURITIES - 2.8%
AmeriCredit Automobile Receivables Trust
Series 2015-2, Class D,
3.00%, 06/08/2021	$ 214,000	213,987
Series 2015-3, Class D,
3.34%, 08/08/2021	1,244,000	1,247,663
Series 2016-1, Class D,
3.59%, 02/08/2022	407,000	408,466
Applebee’s Funding LLC / IHOP Funding LLC
Series 2014-1, Class A2,
4.28%, 09/05/2044 (B)	1,508,760	1,486,370
Atrium IX
Series 9A, Class AR,
3-Month LIBOR + 1.24%, 3.55% (C), 05/28/2030 (B)	521,400	522,219
Bain Capital Credit CLO
Series 2018-1A, Class A1,
3-Month LIBOR + 0.96%, 3.32% (C), 04/23/2031 (B)	990,000	985,832

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Bean Creek CLO, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 1.02%, 3.37% (C), 04/20/2031 (B)	$ 739,000	$ 737,415
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-2RA, Class A1,
3-Month LIBOR + 1.05%, 3.36% (C), 05/15/2031 (B)	1,098,000	1,094,469
Series 2016-1A, Class A2R,
3-Month LIBOR + 1.45%, 3.80% (C), 04/20/2027 (B)	501,000	500,991
Series 2016-2A, Class A2R,
3-Month LIBOR + 1.50%, 3.84% (C), 07/15/2027 (B)	461,000	460,995
Carlyle US CLO, Ltd.
Series 2018-1A, Class A1,
3-Month LIBOR + 1.02%, 3.08% (C), 04/20/2031 (B)	1,412,000	1,407,902
CIFC Funding, Ltd.
Series 2013-4A, Class A1RR,
3-Month LIBOR + 1.06%, 3.15% (C), 04/27/2031 (B)	437,328	435,221
Series 2018-1A, Class A,
3-Month LIBOR + 1.00%, 3.16% (C), 04/18/2031 (B)	495,000	492,076
Series 2018-2A, Class A1,
3-Month LIBOR + 1.04%, 3.09% (C), 04/20/2031 (B)	865,000	862,663
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A,
3.47%, 05/17/2027 (B)	474,000	473,565
Series 2018-2A, Class B,
3.94%, 07/15/2027 (B)	314,000	313,289
Series 2018-2A, Class C,
4.16%, 09/15/2027 (B)	250,000	249,985
Drive Auto Receivables Trust
Series 2017-1, Class D,
3.84%, 03/15/2023	77,000	77,303
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	436,000	440,359
Dryden 41 Senior Loan Fund
Series 2015-41A, Class AR,
3-Month LIBOR + 0.97%, 3.31% (C), 04/15/2031 (B)	687,000	682,358
Dryden 55 CLO, Ltd.
Series 2018-55A, Class A1,
3-Month LIBOR + 1.02%, 3.06% (C), 04/15/2031 (B)	417,000	416,022
Dryden Senior Loan Fund
Series 2018-64A, Class A,
3-Month LIBOR + 0.97%, 3.19% (C), 04/18/2031 (B)	978,000	976,748
Evergreen Credit Card Trust
Series 2018-1, Class A,
2.95%, 03/15/2023 (B)	262,000	260,076
Exeter Automobile Receivables Trust
Series 2018-2A, Class C,
3.69%, 03/15/2023 (B)	345,000	344,114
Flagship Credit Auto Trust
Series 2016-3, Class C,
2.72%, 07/15/2022 (B)	340,000	336,645

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Flatiron CLO 18, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 0.95%, 3.42% (C), 04/17/2031 (B)	$ 540,000	$ 536,273
LCM XIV, LP
Series 14A, Class AR,
3-Month LIBOR + 1.04%, 3.44% (C), 07/20/2031 (B)	308,889	308,343
LCM XVIII, LP
Series 18A, Class A1R,
3-Month LIBOR + 1.02%, 3.37% (C), 04/20/2031 (B)	1,301,000	1,298,943
Magnetite VIII, Ltd.
Series 2014-8A, Class AR2,
3-Month LIBOR + 0.98%, 3.32% (C), 04/15/2031 (B)	1,306,000	1,302,883
Magnetite XV, Ltd.
Series 2015-15A, Class AR,
3-Month LIBOR + 1.01%, 3.35% (C), 07/25/2031 (B)	694,000	693,220
Octagon Investment Partners 36, Ltd.
Series 2018-1A, Class A1,
3-Month LIBOR + 0.97%, 3.31% (C), 04/15/2031 (B)	1,330,000	1,323,200
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class C,
3.85%, 10/14/2025 (B)	148,000	148,385
Series 2018-1A, Class D,
4.40%, 01/14/2028 (B)	147,000	146,824
OSCAR US Funding Trust V
Series 2016-2A, Class A3,
2.73%, 12/15/2020 (B)	160,000	159,731
Series 2016-2A, Class A4,
2.99%, 12/15/2023 (B)	231,000	228,869
PFS Financing Corp.
Series 2017-D, Class A,
2.40%, 10/17/2022 (B)	291,000	285,547
Santander Drive Auto Receivables Trust
Series 2015-1, Class D,
3.24%, 04/15/2021	209,000	209,223
Series 2015-4, Class D,
3.53%, 08/16/2021	435,000	436,328
Sounds Point CLO IV-R, Ltd.
Series 2013-3RA, Class A,
3-Month LIBOR + 1.15%, 3.65% (C), 04/18/2031 (B)	698,000	698,089
Towd Point Mortgage Trust
Series 2015-3, Class A1A,
3.50% (C), 03/25/2054 (B)	34,911	34,847
Series 2018-3, Class A1,
3.75% (C), 05/25/2058 (B)	324,317	324,396
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (B)	540,419	524,278
Verizon Owner Trust
Series 2016-2A, Class C,
2.36%, 05/20/2021 (B)	465,000	457,834
Voya CLO, Ltd.
Series 2015-2A, Class BR,
3-Month LIBOR + 1.50%, 3.85% (C), 07/23/2027 (B)	250,000	249,995

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ltd. (continued)
Series 2018-1A, Class A1,
3-Month LIBOR + 0.95%, 3.29% (C), 04/19/2031 (B)	$ 1,431,000	$ 1,421,135
Series 2018-2A, Class A1,
3-Month LIBOR + 1.00%, 3.37% (C), 07/15/2031 (B)	1,206,616	1,201,946
Westlake Automobile Receivables Trust
Series 2018-1A, Class C,
2.92%, 05/15/2023 (B)	55,000	54,505
Series 2018-1A, Class D,
3.41%, 05/15/2023 (B)	55,000	54,565
Series 2018-2A, Class B,
3.20%, 01/16/2024 (B)	124,000	123,833
Series 2018-2A, Class C,
3.50%, 01/16/2024 (B)	214,000	213,740

Total Asset-Backed Securities (Cost $27,972,167)		27,863,665

CORPORATE DEBT SECURITIES - 13.3%
Aerospace & Defense - 0.3%
Arconic, Inc.
5.87%, 02/23/2022	173,000	180,785
Huntington Ingalls Industries, Inc.
5.00%, 11/15/2025 (B)	1,451,000	1,502,946
Northrop Grumman Corp.
2.55%, 10/15/2022	935,000	901,446
United Technologies Corp.
3.95%, 08/16/2025	431,000	428,960
4.63%, 11/16/2048	310,000	311,726

		3,325,863

Automobiles - 0.2%
Ford Motor Co.
4.35%, 12/08/2026	606,000	570,333
General Motors Co.
5.00%, 10/01/2028	1,164,000	1,149,534

		1,719,867

Banks - 1.4%
Bank of America Corp.
2.50%, 10/21/2022, MTN	2,974,000	2,847,788
CitiBank NA
3-Month LIBOR + 0.32%, 2.66% (C), 05/01/2020	2,669,000	2,673,393
Citizens Financial Group, Inc.
3.75%, 07/01/2024	188,000	180,286
4.30%, 12/03/2025	1,215,000	1,198,028
4.35%, 08/01/2025	177,000	174,742
First Republic Bank
4.63%, 02/13/2047	776,000	749,107
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	1,058,000	1,028,683
3.63%, 12/01/2027	646,000	609,250
JPMorgan Chase Bank NA
3-Month LIBOR + 0.34%, 2.67% (C), 04/26/2021	1,792,000	1,793,621
Fixed until 04/26/2020, 3.09% (C), 04/26/2021	883,000	880,421

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Canada
3-Month LIBOR + 0.39%, 2.73% (C), 04/30/2021, MTN	$ 997,000	$ 1,000,471
SVB Financial Group
5.38%, 09/15/2020	517,000	535,622

		13,671,412

Building Products - 0.1%
Masonite International Corp.
5.63%, 03/15/2023 (B)	219,000	223,654
Owens Corning
3.40%, 08/15/2026	233,000	213,676
4.20%, 12/01/2024	584,000	578,403

		1,015,733

Capital Markets - 1.0%
Cboe Global Markets, Inc.
3.65%, 01/12/2027	943,000	903,298
Charles Schwab Corp.
3-Month LIBOR + 0.32%, 2.63% (C), 05/21/2021	947,000	949,070
3.00%, 03/10/2025	621,000	594,500
3.25%, 05/21/2021	294,000	294,036
E*TRADE Financial Corp.
2.95%, 08/24/2022	913,000	882,968
3.80%, 08/24/2027	982,000	933,375
4.50%, 06/20/2028	359,000	360,469
Goldman Sachs Capital I
6.35%, 02/15/2034	2,229,000	2,587,758
Morgan Stanley
3.95%, 04/23/2027	561,000	538,455
Raymond James Financial, Inc.
3.63%, 09/15/2026	449,000	429,339
4.95%, 07/15/2046	819,000	831,367
5.63%, 04/01/2024	396,000	427,284

		9,731,919

Chemicals - 0.2%
CF Industries, Inc.
4.50%, 12/01/2026 (B)	385,000	382,418
5.38%, 03/15/2044	698,000	647,395
Syngenta Finance NV
3.70%, 04/24/2020 (B)	355,000	354,194
3.93%, 04/23/2021 (B)	339,000	338,047
4.44%, 04/24/2023 (B)	200,000	198,781
4.89%, 04/24/2025 (B)	200,000	196,317

		2,117,152

Construction Materials - 0.1%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	475,000	477,832
Vulcan Materials Co.
4.50%, 04/01/2025	817,000	819,027

		1,296,859

Consumer Finance - 0.4%
Ally Financial, Inc.
8.00%, 12/31/2018	304,000	307,040
American Express Credit Corp.
2.13%, 03/18/2019	2,255,000	2,250,078
Ford Motor Credit Co. LLC
3.82%, 11/02/2027 (D)	853,000	762,380
4.39%, 01/08/2026, MTN	200,000	190,465
4.69%, 06/09/2025	712,000	695,030

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
General Motors Financial Co., Inc.
4.35%, 01/17/2027	$ 357,000	$ 341,068

		4,546,061

Containers & Packaging - 0.1%
Ball Corp.
4.38%, 12/15/2020	702,000	710,775

Distributors - 0.2%
HD Supply, Inc.
5.75% (E), 04/15/2024 (B)	1,566,000	1,646,258

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
4.10%, 02/15/2028 (B)	947,000	919,374
4.50%, 03/09/2048	658,000	574,162
4.75%, 05/15/2046	1,552,000	1,417,963
5.15%, 11/15/2046 (B)	558,000	534,220
5.25%, 03/01/2037	259,000	258,132
BellSouth LLC
4.33%, 04/26/2021 (B)	1,883,000	1,897,123
Verizon Communications, Inc.
2.63%, 08/15/2026	1,314,000	1,191,427
4.33%, 09/21/2028 (B)	1,329,000	1,336,117
4.86%, 08/21/2046	364,000	363,095

		8,491,613

Electric Utilities - 0.4%
Duke Energy Corp.
1.80%, 09/01/2021	360,000	344,313
2.40%, 08/15/2022	399,000	381,719
NextEra Energy Operating Partners, LP
4.25%, 09/15/2024 (B)	120,000	117,600
PPL WEM, Ltd. / Western Power Distribution, Ltd.
5.38%, 05/01/2021 (B)	2,144,000	2,221,037
Southern Co.
2.95%, 07/01/2023	687,000	659,941

		3,724,610

Electronic Equipment, Instruments & Components - 0.3%
Trimble, Inc.
4.75%, 12/01/2024	1,217,000	1,232,308
4.90%, 06/15/2028	1,945,000	1,956,051

		3,188,359

Energy Equipment & Services - 0.0% (F)
NuStar Logistics, LP
5.63%, 04/28/2027	483,000	477,566

Equity Real Estate Investment Trusts - 0.6%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	688,000	681,747
4.60%, 04/01/2022	1,414,000	1,451,325
Crown Castle International Corp.
3.20%, 09/01/2024	611,000	580,614
5.25%, 01/15/2023	808,000	847,080
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024	381,000	390,525

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Reckson Operating Partnership, LP
7.75%, 03/15/2020	$ 1,330,000	$ 1,404,572
Senior Housing Properties Trust
6.75%, 04/15/2020 - 12/15/2021	244,000	254,149

		5,610,012

Food & Staples Retailing - 0.0% (F)
Sysco Corp.
2.50%, 07/15/2021	258,000	251,945

Food Products - 0.5%
Campbell Soup Co.
3.95%, 03/15/2025	491,000	474,697
4.15%, 03/15/2028	737,000	703,494
4.80%, 03/15/2048	1,715,000	1,564,147
WM Wrigley Jr. Co.
2.40%, 10/21/2018 (B)	1,900,000	1,899,832

		4,642,170

Health Care Equipment & Supplies - 0.0% (F)
Becton Dickinson and Co.
2.89%, 06/06/2022	457,000	444,316

Health Care Providers & Services - 1.2%
Aetna, Inc.
2.80%, 06/15/2023	475,000	455,125
Centene Corp.
4.75%, 05/15/2022 - 01/15/2025	627,000	626,161
5.38%, 06/01/2026 (B)	1,427,000	1,461,034
6.13%, 02/15/2024	569,000	597,450
CVS Health Corp.
4.10%, 03/25/2025	1,111,000	1,108,025
4.30%, 03/25/2028	1,542,000	1,529,909
4.75%, 12/01/2022	460,000	476,448
5.05%, 03/25/2048	545,000	557,450
Halfmoon Parent, Inc.
3.40%, 09/17/2021 (B)	154,000	153,386
3.75%, 07/15/2023 (B)	627,000	625,082
4.13%, 11/15/2025 (B)	443,000	441,738
4.38%, 10/15/2028 (B)	678,000	676,025
HCA, Inc.
5.38%, 09/01/2026	584,000	589,840
5.63%, 09/01/2028	1,742,000	1,750,710
WellCare Health Plans, Inc.
5.25%, 04/01/2025	497,000	505,076
5.38%, 08/15/2026 (B)	659,000	670,533

		12,223,992

Hotels, Restaurants & Leisure - 0.3%
MGM Resorts International
6.00%, 03/15/2023	74,000	76,498
6.63%, 12/15/2021	411,000	435,660
6.75%, 10/01/2020	1,014,000	1,065,967
7.75%, 03/15/2022	148,000	162,060
Wyndham Destinations, Inc.
4.15%, 04/01/2024	456,000	442,320
4.50%, 04/01/2027	262,000	246,935
6.35%, 10/01/2025	234,000	233,415

		2,662,855

Household Durables - 0.2%
DR Horton, Inc.
3.75%, 03/01/2019	661,000	661,827
MDC Holdings, Inc.
5.50%, 01/15/2024	569,000	567,578

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
Toll Brothers Finance Corp.
4.00%, 12/31/2018	$ 262,000	$ 261,790
4.38%, 04/15/2023	99,000	98,258
5.88%, 02/15/2022	334,000	349,865

		1,939,318

Independent Power & Renewable Electricity Producers - 0.1%
NRG Energy, Inc.
7.25%, 05/15/2026	911,000	988,435

IT Services - 0.3%
First Data Corp.
7.00%, 12/01/2023 (B)	905,000	942,331
Total System Services, Inc.
3.80%, 04/01/2021	587,000	589,008
4.80%, 04/01/2026	1,249,000	1,285,202

		2,816,541

Machinery - 0.1%
Wabtec Corp.
4.15%, 03/15/2024	255,000	253,206
4.70%, 09/15/2028	583,000	573,763

		826,969

Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 03/15/2021	713,000	717,456
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	1,127,000	1,144,387
5.38%, 05/01/2047	515,000	487,965
5.75%, 04/01/2048	544,000	544,345
Comcast Corp.
3.15%, 03/01/2026	878,000	828,908
CSC Holdings LLC
5.38%, 02/01/2028 (B)	1,000,000	952,500
UBM PLC
5.75%, 11/03/2020 (B)	471,000	477,706
Unitymedia GmbH
6.13%, 01/15/2025 (B)	1,074,000	1,127,700
Unitymedia Hessen GMBH & Co. KG / Unitymedia NRW GMBH
5.00%, 01/15/2025 (B)	561,000	569,634
Viacom, Inc.
5.85%, 09/01/2043	963,000	1,018,831
Warner Media LLC
3.60%, 07/15/2025	578,000	553,860

		8,423,292

Metals & Mining - 0.6%
Anglo American Capital PLC
4.13%, 09/27/2022 (B)	213,000	212,937
Freeport-McMoRan, Inc.
3.10%, 03/15/2020	264,000	261,030
3.55%, 03/01/2022	996,000	963,630
3.88%, 03/15/2023	336,000	324,811
4.55%, 11/14/2024 (D)	469,000	454,930
5.45%, 03/15/2043	891,000	810,810
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	644,000	653,754
Steel Dynamics, Inc.
4.13%, 09/15/2025	652,000	621,030
5.00%, 12/15/2026	297,000	295,515

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Teck Resources, Ltd.
4.50%, 01/15/2021	$ 65,000	$ 65,650
6.25%, 07/15/2041	149,000	156,450
8.50%, 06/01/2024 (B)	775,000	848,625

		5,669,172

Multi-Utilities - 0.1%
Sempra Energy
3-Month LIBOR + 0.50%, 2.84% (C), 01/15/2021
	683,000	683,173

Oil, Gas & Consumable Fuels - 1.5%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	967,000	970,626
Cheniere Energy Partners, LP
5.63%, 10/01/2026 (B)	993,000	1,000,150
Continental Resources, Inc.
4.50%, 04/15/2023	987,000	1,004,373
5.00%, 09/15/2022	1,192,000	1,209,284
Enbridge Energy Partners, LP
5.88%, 10/15/2025	586,000	645,258
Energy Transfer Equity, LP
4.25%, 03/15/2023	508,000	504,825
5.50%, 06/01/2027	327,000	339,361
5.88%, 01/15/2024	458,000	482,045
Energy Transfer Partners, LP
4.95%, 06/15/2028	460,000	468,327
6.00%, 06/15/2048	976,000	1,040,612
6.13%, 12/15/2045	255,000	271,996
EnLink Midstream Partners, LP
4.15%, 06/01/2025	872,000	826,842
4.85%, 07/15/2026	1,174,000	1,138,210
EQT Midstream Partners, LP
4.00%, 08/01/2024	267,000	254,869
4.75%, 07/15/2023	79,000	80,168
5.50%, 07/15/2028	1,145,000	1,176,585
Kinder Morgan Energy Partners, LP
5.00%, 10/01/2021	436,000	452,995
Kinder Morgan, Inc.
4.30%, 03/01/2028	78,000	77,336
5.20%, 03/01/2048	146,000	149,447
5.55%, 06/01/2045	219,000	231,475
Motiva Enterprises LLC
5.75%, 01/15/2020 (B)	161,000	164,767
NGPL PipeCo LLC
4.38%, 08/15/2022 (B)	709,000	714,318
4.88%, 08/15/2027 (B)	252,000	250,740
Plains All American Pipeline, LP / PAA Finance Corp.
4.50%, 12/15/2026	310,000	309,684
4.65%, 10/15/2025	1,079,000	1,090,263
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	479,000	492,024
Western Gas Partners, LP
4.75%, 08/15/2028	155,000	152,020
5.50%, 08/15/2048	188,000	177,241

		15,675,841

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
3.16%, 11/15/2021 (B)	1,045,000	1,030,738
3.60%, 03/01/2025 (B)	831,000	822,859

		1,853,597

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.2%
Elanco Animal Health, Inc.
3.91%, 08/27/2021 (B)	$ 146,000	$ 146,138
4.27%, 08/28/2023 (B)	371,000	372,503
4.90%, 08/28/2028 (B)	346,000	351,294
Teva Pharmaceutical Finance Co., BV
2.95%, 12/18/2022	86,000	79,859
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	490,000	436,316
3.15%, 10/01/2026	386,000	321,160
6.00%, 04/15/2024	719,000	730,104

		2,437,374

Professional Services - 0.4%
IHS Markit, Ltd.
4.75%, 02/15/2025 (B)	767,000	778,145
5.00%, 11/01/2022 (B)	94,000	96,782
Verisk Analytics, Inc.
4.13%, 09/12/2022	177,000	179,107
4.88%, 01/15/2019	832,000	836,352
5.50%, 06/15/2045	990,000	1,000,594
5.80%, 05/01/2021	1,531,000	1,611,015

		4,501,995

Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	711,000	721,415
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	945,000	930,825

		1,652,240

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.13%, 01/15/2025	757,000	703,301
3.50%, 01/15/2028	159,000	144,475
3.63%, 01/15/2024	292,000	283,704
3.88%, 01/15/2027	1,126,000	1,060,064
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	358,000	356,244
4.88%, 06/22/2028	405,000	407,154
Microchip Technology, Inc.
3.92%, 06/01/2021 (B)	395,000	392,686

		3,347,628

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	1,884,000	2,013,680

Wireless Telecommunication Services - 0.0% (F)
T-Mobile USA, Inc.
6.38%, 03/01/2025	74,000	77,093

Total Corporate Debt Securities (Cost $135,697,625)		134,405,685

LOAN ASSIGNMENTS - 1.4%
Chemicals - 0.2%
Axalta Coating Systems US Holdings, Inc.
Term Loan B3,
TBD, 3-Month LIBOR + 1.75%, 06/01/2024 (G) (H)	1,525,000	1,527,252

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies - 0.1%
Aramark Services, Inc.
Term Loan B2,
TBD, 3-month LIBOR + 1.75%, 03/28/2024 (G) (H)	$ 646,000	$ 646,000

Communications Equipment - 0.0% (F)
CommScope, Inc.
Term Loan B5,
TBD, 3-Month LIBOR + 2.00%, 12/29/2022 (G) (H)	433,000	435,165

Containers & Packaging - 0.1%
Reynolds Group Holdings, Inc.
Term Loan,
TBD, 1-Month LIBOR + 2.75%, 02/05/2023 (G) (H)	1,120,000	1,124,977

Diversified Telecommunication Services - 0.0% (F)
Zayo Group LLC
Term Loan,
TBD, 01/19/2024 (G) (H)	395,000	396,505

Food Products - 0.0% (F)
Post Holdings, Inc.
Series A, Term Loan,
TBD, 1-Month LIBOR + 2.00%, 05/24/2024 (G) (H)	175,000	174,934

Health Care Providers & Services - 0.2%
Gentiva Health Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.00% (C), 07/02/2025	1,553,494	1,570,971

Hotels, Restaurants & Leisure - 0.4%
Golden Nugget, Inc.
Term Loan B,
TBD, 1-Month LIBOR + 2.75%, 10/04/2023 (G) (H)	815,000	817,852
Hilton Worldwide Finance LLC
Term Loan B2,
TBD, 1-Month LIBOR + 1.75%, 10/25/2023 (G) (H)	1,546,000	1,551,496
KFC Holding Co.
Term Loan B,
TBD, 04/03/2025 (G) (H)	1,528,000	1,528,238
Wyndham Hotels & Resorts, Inc.
Term Loan B,
TBD, 1-Month LIBOR + 1.75%, 05/30/2025 (G) (H)	290,000	290,798

		4,188,384

Independent Power & Renewable Electricity Producers - 0.1%
NRG Energy, Inc.
Term Loan B,
TBD, 06/30/2023 (G) (H)	981,000	981,491

	Principal	Value
LOAN ASSIGNMENTS (continued)
Life Sciences Tools & Services - 0.0% (F)
IQVIA, Inc.
Term Loan B,
TBD, 03/07/2024 (G) (H)	$ 220,000	$ 220,413

Media - 0.1%
Mission Broadcasting, Inc.
Term Loan B2,
TBD, 1-Month LIBOR + 2.50%, 01/17/2024 (G) (H)	67,557	67,557
Nexstar Broadcasting, Inc.
Term Loan B2,
TBD, 1-Month LIBOR + 2.50%, 01/17/2024 (G) (H)	496,443	498,512

		566,069

Oil, Gas & Consumable Fuels - 0.1%
TEX Operations Co. LLC
Term Loan B,
TBD, 1-Month LIBOR + 2.00%, 08/04/2023 (G) (H)	1,029,000	1,029,000

Pharmaceuticals - 0.0% (F)
Valeant Pharmaceuticals International, Inc.
Term Loan B,
TBD, 1-Month LIBOR + 3.00%, 06/02/2025 (G) (H)	40,000	40,195

Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc.
Term Loan B,
TBD, 1-Month LIBOR + 2.00%, 05/29/2025 (G) (H)	939,000	939,195

Software - 0.0% (F)
SS&C Technologies Holdings Europe SARL
Term Loan B4,
TBD, 1-Month LIBOR + 2.50%, 04/16/2025 (G) (H)	27,871	27,884
SS&C Technologies, Inc.
Term Loan B3,
TBD, 1-Month LIBOR + 2.50%, 04/16/2025 (G) (H)	83,148	83,187

		111,071

Total Loan Assignments (Cost $13,937,641)		13,951,622

MORTGAGE-BACKED SECURITIES - 1.6%
Angel Oak Mortgage Trust LLC
Series 2018-AOMT, Class A1,
3.67% (C), 07/27/2048 (B)	222,629	222,621
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (C), 04/25/2048 (B)	345,389	345,457
BAMLL Commercial Mortgage Securities Trust
Series 2013-WBRK, Class A,
3.65% (C), 03/10/2037 (B)	573,000	561,143

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust (continued)
Series 2014-FL1, Class D,
1-Month LIBOR + 4.00%, 5.00% (C), 12/15/2031 (B)	$ 100,000	$ 99,321
Series 2014-FL1, Class E,
1-Month LIBOR + 5.50%, 4.38% (C), 12/15/2031 (B)	251,657	245,688
BBCMS Mortgage Trust
Series 2018-TALL, Class A,
1-Month LIBOR + 0.72%, 2.88% (C), 03/15/2037 (B)	2,826,000	2,824,231
BBCMS Trust
Series 2015-SRCH, Class A2,
4.20%, 08/10/2035 (B)	715,000	728,043
BHMS
Series 2018-ATLS, Class A,
1-Month LIBOR + 1.25%, 3.41% (C), 07/15/2035 (B)	749,000	749,752
BXP Trust
Series 2017-GM, Class A,
3.38%, 06/13/2039 (B)	324,000	313,132
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class C,
4.14%, 10/15/2034 (B)	458,000	459,169
Series 2017-VICI, Class D,
4.50% (C), 10/15/2034 (B)	495,000	495,544
Series 2017-VICI, Class E,
4.50% (C), 10/15/2034 (B)	650,000	638,069
CSMLT Trust
Series 2015-2, Class A6,
3.50% (C), 08/25/2045 (B)	421,321	416,071
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Class E,
5.83% (C), 11/15/2043 (B)	314,000	311,144
Series 2015-UES, Class E,
3.74% (C), 09/05/2032 (B)	236,000	232,660
Series 2016-WIKI, Class C,
3.55%, 10/05/2031 (B)	96,000	94,580
Series 2016-WIKI, Class D,
4.14% (C), 10/05/2031 (B)	146,000	143,543
JPMorgan Mortgage Trust
Series 2018-8, Class A13,
4.00% (C), 01/25/2049 (B)	232,546	229,585
New Residential Mortgage Loan Trust
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (B)	424,738	426,543
Series 2018-2A, Class A1,
4.50% (C), 02/25/2058 (B)	387,354	394,672
Sequoia Mortgage Trust
Series 2018-7, Class A19,
4.00% (C), 09/25/2048 (B)	229,300	226,960
Series 2018-7, Class A4,
4.00% (C), 09/25/2048 (B)	305,967	306,554
Series 2018-CH2, Class A12,
4.00% (C), 06/25/2048 (B)	869,322	875,046
Series 2018-CH3, Class A11,
4.00% (C), 08/25/2048 (B)	452,613	454,867
Starwood Retail Property Trust
Series 2014-STAR, Class D,
1-Month LIBOR + 3.25%, 5.41% (C), 11/15/2027 (B)	311,000	301,548

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Station Place Securitization Trust
Series 2017-LD1, Class A,
1-Month LIBOR + 0.80%, 3.02% (C), 11/25/2050 (B) (I)	$ 1,110,000	$ 1,106,699
Series 2017-LD1, Class B,
1-Month LIBOR + 1.00%, 3.22% (C), 11/25/2050 (B) (I)	220,000	219,472
Series 2018-7, Class A,
1-Month LIBOR + 0.85%, 2.92% (C), 09/24/2019 (B)	1,523,000	1,523,000
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AJ,
5.41% (C), 12/15/2043	177,625	178,458
Series 2007-C34, Class AJ,
6.34% (C), 05/15/2046	92,079	93,631
WinWater Mortgage Loan Trust
Series 2015-5, Class A5,
3.50% (C), 08/20/2045 (B)	1,238,319	1,229,216

Total Mortgage-Backed Securities (Cost $16,576,431)		16,446,419

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.3%
Federal Home Loan Mortgage Corp.
3.00%, 01/01/2045 - 08/01/2047	7,406,081	7,100,658
3.00%, 12/01/2046 (G)	2,364,727	2,266,536
3.50%, 02/01/2043 - 03/01/2048	13,946,064	13,764,929
3.50%, 12/01/2044 (G)	62,683	62,161
4.00%, 05/01/2046 - 08/01/2048	11,777,896	11,909,700
4.50%, 08/01/2048	3,809,221	3,935,404
6.00%, 04/01/2040	100,736	112,746
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month LIBOR + 3.60%, 5.82% (C), 04/25/2024	469,706	521,926
1-Month LIBOR + 4.50%, 6.72% (C), 02/25/2024	1,146,000	1,324,859
Federal National Mortgage Association
3.00%, 02/01/2043 - 02/01/2057	9,088,264	8,710,299
3.50%, 10/01/2042 - 08/01/2056	13,496,153	13,322,528
3.50%, 04/01/2043 - 12/01/2046 (G)	739,118	729,609
4.00%, 10/01/2046 - 06/01/2048	9,687,524	9,801,862
4.00%, 06/01/2048 - 09/01/2048 (G)	1,925,623	1,945,438
4.50%, 11/01/2042 - 06/01/2048	5,447,451	5,669,438
5.00%, 07/01/2044	1,013,567	1,086,783
6.00%, 02/01/2037	4,352	4,827
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 2.60%, 4.82% (C), 05/25/2024	360,952	383,944
1-Month LIBOR + 3.00%, 5.22% (C), 07/25/2024	1,571,820	1,685,168
1-Month LIBOR + 4.00%, 6.22% (C), 05/25/2025	97,512	107,239
Government National Mortgage Association
4.00%, 01/15/2045 - 12/15/2047	2,863,020	2,926,147
4.50%, 10/20/2041 - 05/20/2048	2,782,199	2,907,461
5.00%, 07/20/2048 - 09/20/2048	3,240,190	3,390,818

Total U.S. Government Agency Obligations (Cost $96,096,902)		93,670,480

U.S. GOVERNMENT OBLIGATIONS - 12.3%
U.S. Treasury - 12.3%
U.S. Treasury Bond
2.75%, 08/15/2047 - 11/15/2047	14,788,000	13,538,072

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
3.00%, 05/15/2047 - 08/15/2048	$ 24,199,000	$ 23,289,545
3.13%, 05/15/2048	4,630,500	4,568,820
U.S. Treasury Note
2.25%, 08/15/2027 - 11/15/2027	3,159,000	2,960,041
2.38%, 04/30/2020	9,775,000	9,713,525
2.50%, 05/31/2020 - 06/30/2020	16,122,000	16,042,714
2.63%, 07/31/2020	10,130,000	10,096,761
2.63%, 08/31/2020 (D)	23,253,100	23,169,534
2.75%, 05/31/2023 - 02/15/2028	9,840,000	9,704,576
2.88%, 08/15/2028	11,193,000	11,020,733

Total U.S. Government Obligations (Cost $125,283,114)		124,104,321

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (J)	11,196,698	11,196,698

Total Other Investment Company (Cost $11,196,698)		11,196,698

	Principal	Value

REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 1.25% (J), dated 09/28/2018, to be repurchased at $19,424,251 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $19,813,189.	$ 19,422,228	19,422,228

Total Repurchase Agreement (Cost $19,422,228)		19,422,228

Total Investments (Cost $878,543,418)		1,029,856,890
Net Other Assets (Liabilities) - (2.2)%		(21,751,875)

Net Assets - 100.0%		$ 1,008,105,015

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2018 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$582,241,633	$—	$—	$582,241,633
Master Limited Partnership	6,554,139	—	—	6,554,139
Asset-Backed Securities	—	27,863,665	—	27,863,665
Corporate Debt Securities	—	134,405,685	—	134,405,685
Loan Assignments	—	13,951,622	—	13,951,622
Mortgage-Backed Securities	—	16,446,419	—	16,446,419
U.S. Government Agency Obligations	—	93,670,480	—	93,670,480
U.S. Government Obligations	—	124,104,321	—	124,104,321
Other Investment Company	11,196,698	—	—	11,196,698
Repurchase Agreement	—	19,422,228	—	19,422,228

Total Investments	$599,992,470	$429,864,420	$—	$1,029,856,890

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $72,506,974, representing 7.2% of the Portfolio’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,975,737. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2018; the maturity date disclosed is the ultimate maturity date.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	All or a portion of the security represents unsettled loan commitments at September 30, 2018 where the rate will be determined at time of settlement.
(I)	Illiquid security. At September 30, 2018, the value of such securities amounted to $1,326,171 or 0.1% of the Portfolio’s net assets.
(J)	Rates disclosed reflect the yields at September 30, 2018.
(K)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2018 Form N-Q

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 2.7%
Harris Corp.	58,522	$ 9,902,508
Teledyne Technologies, Inc. (A)	84,911	20,945,845

		30,848,353

Airlines - 0.7%
Ryanair Holdings PLC, ADR (A)	85,603	8,221,312

Auto Components - 0.4%
Visteon Corp. (A)	53,660	4,985,014

Banks - 0.7%
SVB Financial Group (A)	24,486	7,610,983

Biotechnology - 2.7%
ACADIA Pharmaceuticals, Inc. (A) (B)	150,239	3,118,961
Alkermes PLC (A)	91,677	3,890,772
Celgene Corp. (A)	96,779	8,660,753
DBV Technologies SA, ADR (A) (B)	67,262	1,510,704
Neurocrine Biosciences, Inc. (A)	115,567	14,208,963

		31,390,153

Building Products - 0.8%
A.O. Smith Corp.	178,630	9,533,483

Capital Markets - 4.7%
LPL Financial Holdings, Inc.	315,934	20,380,902
MSCI, Inc.	42,934	7,616,921
TD Ameritrade Holding Corp.	494,290	26,113,341

		54,111,164

Commercial Services & Supplies - 3.3%
Cimpress NV (A)	120,233	16,425,030
Edenred	271,167	10,336,150
Ritchie Bros Auctioneers, Inc.	310,646	11,223,640

		37,984,820

Consumer Finance - 0.5%
Synchrony Financial	203,982	6,339,761

Containers & Packaging - 1.4%
Sealed Air Corp.	398,150	15,985,723

Diversified Consumer Services - 1.5%
ServiceMaster Global Holdings, Inc. (A)	279,370	17,329,321

Electrical Equipment - 2.9%
AMETEK, Inc.	79,886	6,320,580
Sensata Technologies Holding PLC (A)	547,676	27,137,346

		33,457,926

Electronic Equipment, Instruments & Components - 6.0%
Belden, Inc.	116,439	8,314,909
Dolby Laboratories, Inc., Class A	139,773	9,779,917
Flex, Ltd. (A)	867,465	11,381,141
National Instruments Corp.	363,457	17,565,877
TE Connectivity, Ltd.	245,933	21,624,888

		68,666,732

	Shares	Value
COMMON STOCKS (continued)
Entertainment - 0.5%
Liberty Media Corp. - Liberty Formula One, Class C (A)	142,504	$ 5,299,724

Equity Real Estate Investment Trusts - 3.6%
Crown Castle International Corp.	182,482	20,315,721
Lamar Advertising Co., Class A	277,850	21,616,730

		41,932,451

Health Care Equipment & Supplies - 8.3%
Boston Scientific Corp. (A)	663,929	25,561,267
Cooper Cos., Inc.	77,323	21,430,069
DexCom, Inc. (A)	2,281	326,274
ICU Medical, Inc. (A)	36,147	10,220,564
STERIS PLC	148,915	17,035,876
Teleflex, Inc.	33,961	9,036,683
Varian Medical Systems, Inc. (A)	104,765	11,726,346

		95,337,079

Health Care Technology - 1.3%
athenahealth, Inc. (A)	108,717	14,524,591

Hotels, Restaurants & Leisure - 3.4%
Aramark	244,155	10,503,548
Dunkin’ Brands Group, Inc. (B)	205,396	15,141,793
Norwegian Cruise Line Holdings, Ltd. (A)	226,172	12,989,058

		38,634,399

Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	99,766	12,151,499

Insurance - 3.9%
Aon PLC	130,928	20,134,108
Intact Financial Corp.	157,184	13,069,764
WR Berkley Corp.	152,458	12,185,968

		45,389,840

Internet & Direct Marketing Retail - 0.5%
Wayfair, Inc., Class A (A)	40,125	5,925,259

IT Services - 10.8%
Amdocs, Ltd.	274,534	18,113,753
Broadridge Financial Solutions, Inc.	63,136	8,330,795
Dropbox, Inc. (A) (C) (E)	282,250	7,572,768
Euronet Worldwide, Inc. (A)	42,324	4,241,711
Fidelity National Information Services, Inc.	149,514	16,307,492
Gartner, Inc. (A)	80,524	12,763,054
Global Payments, Inc.	166,076	21,158,082
GoDaddy, Inc., Class A (A)	90,084	7,512,105
WEX, Inc. (A)	142,325	28,573,167

		124,572,927

Life Sciences Tools & Services - 4.8%
IQVIA Holdings, Inc. (A)	127,625	16,558,067
PerkinElmer, Inc.	235,654	22,922,065
Waters Corp. (A)	84,425	16,435,859

		55,915,991

Machinery - 2.5%
Middleby Corp. (A)	62,706	8,111,021
Rexnord Corp. (A)	419,504	12,920,723
Wabtec Corp. (B)	70,364	7,379,777

		28,411,521

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 0.8%
Omnicom Group, Inc.	133,900	$ 9,107,878

Oil, Gas & Consumable Fuels - 0.4%
World Fuel Services Corp.	165,089	4,569,664

Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. (A) (B)	46,630	1,626,921

Professional Services - 4.4%
CoStar Group, Inc. (A)	46,480	19,560,643
IHS Markit, Ltd. (A)	143,372	7,736,353
Verisk Analytics, Inc. (A)	195,810	23,604,896

		50,901,892

Road & Rail - 0.9%
Old Dominion Freight Line, Inc.	64,085	10,334,347

Semiconductors & Semiconductor Equipment - 7.3%
KLA-Tencor Corp.	139,633	14,202,072
Lam Research Corp.	76,518	11,607,781
Microchip Technology, Inc. (B)	272,353	21,491,375
ON Semiconductor Corp. (A)	967,907	17,838,526
Xilinx, Inc.	242,893	19,472,732

		84,612,486

Software - 10.0%
Atlassian Corp. PLC, Class A (A)	242,841	23,346,734
Constellation Software, Inc.	33,525	24,654,041
Intuit, Inc.	29,623	6,736,270
Nice, Ltd., ADR (A)	192,759	22,065,122
SS&C Technologies Holdings, Inc.	425,766	24,196,282
Ultimate Software Group, Inc. (A)	43,367	13,972,414

		114,970,863

Specialty Retail - 0.7%
Tractor Supply Co.	17,195	1,562,682
Williams-Sonoma, Inc. (B)	103,514	6,802,940

		8,365,622

Textiles, Apparel & Luxury Goods - 2.5%
Carter’s, Inc.	73,827	7,279,342
Gildan Activewear, Inc.	481,820	14,661,783
Lululemon Athletica, Inc. (A)	40,684	6,610,743

		28,551,868

Trading Companies & Distributors - 0.7%
Ferguson PLC	89,794	7,624,995

Total Common Stocks (Cost $807,393,381)		1,115,226,562

CONVERTIBLE PREFERRED STOCKS - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Belden, Inc.,
6.75% (A)	8,000	756,800

IT Services - 0.0% (D)
Dropbox, Inc.,
0.00% (A) (E)	27,967	750,355

Total Convertible Preferred Stocks (Cost $1,179,619)		1,507,155

	Shares	Value
OTHER INVESTMENT COMPANY - 4.1%
Securities Lending Collateral - 4.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (F)	47,618,011	$ 47,618,011

Total Other Investment Company (Cost $47,618,011)		47,618,011

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 1.25% (F), dated 09/28/2018, to be repurchased at $37,645,373 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $38,395,112.	$ 37,641,452	37,641,452

Total Repurchase Agreement (Cost $37,641,452)		37,641,452

Total Investments (Cost $893,832,463)		1,201,993,180
Net Other Assets (Liabilities) - (4.3)%		(49,582,895)

Net Assets - 100.0%		$ 1,152,410,285

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks (H)	$1,097,265,417	$17,961,145	$—	$1,115,226,562
Convertible Preferred Stocks (H)	1,507,155	—	—	1,507,155
Other Investment Company	47,618,011	—	—	47,618,011
Repurchase Agreement	—	37,641,452	—	37,641,452

Total Investments	$1,146,390,583	$55,602,597	$—	$1,201,993,180

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 1
Common Stocks (E)	$—	$—	$—	$7,572,768
Convertible Preferred Stocks (E)	—	—	—	750,355

Total	$—	$—	$—	$8,323,123

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $46,639,631. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Illiquid security. At September 30, 2018, the value of such securities amounted to $8,323,123 or 0.7% of the Portfolio’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Transferred from Level 3 to 1 due to utilizing quoted market prices in active markets. As of prior reporting period the security utilized significant unobservable inputs.
(F)	Rates disclosed reflect the yields at September 30, 2018.
(G)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	For the period ended September 30, 2018, the valuation technique changed for certain investments in Common Stocks and Convertible Preferred Stocks with a total value of $8,323,123 from using a recent market transaction to utilizing a vendor price. This is considered to be a more relevant measure of fair value.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 100.1%
Aerospace & Defense - 4.2%
Boeing Co.	125,132	$ 46,536,591
Safran SA	107,756	15,100,795

		61,637,386

Automobiles - 1.6%
Tesla, Inc. (A)	87,688	23,217,152

Banks - 2.3%
JPMorgan Chase & Co.	232,535	26,239,250
PNC Financial Services Group, Inc.	54,412	7,410,370

		33,649,620

Beverages - 0.2%
Monster Beverage Corp. (A)	45,588	2,656,869

Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (A)	122,527	17,032,478
BioMarin Pharmaceutical, Inc. (A)	147,595	14,312,287
Celgene Corp. (A)	162,400	14,533,176
Vertex Pharmaceuticals, Inc. (A)	86,627	16,696,488

		62,574,429

Capital Markets - 1.7%
Goldman Sachs Group, Inc.	69,555	15,597,013
S&P Global, Inc.	51,301	10,023,703

		25,620,716

Chemicals - 1.0%
Albemarle Corp. (B)	146,259	14,593,723

Entertainment - 5.3%
Activision Blizzard, Inc.	281,172	23,390,699
Netflix, Inc. (A)	146,118	54,667,127

		78,057,826

Equity Real Estate Investment Trusts - 0.4%
Crown Castle International Corp.	52,562	5,851,727

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	119,582	28,087,420

Health Care Equipment & Supplies - 0.7%
Intuitive Surgical, Inc. (A)	18,024	10,345,776

Health Care Providers & Services - 1.7%
UnitedHealth Group, Inc.	95,633	25,442,203

Hotels, Restaurants & Leisure - 3.5%
Chipotle Mexican Grill, Inc. (A)	21,669	9,848,994
Marriott International, Inc., Class A	205,443	27,124,639
McDonald’s Corp.	89,258	14,931,971

		51,905,604

Interactive Media & Services - 11.4%
Alphabet, Inc., Class A (A)	35,751	43,154,317
Alphabet, Inc., Class C (A)	36,212	43,217,936
Facebook, Inc., Class A (A)	256,856	42,242,538
Tencent Holdings, Ltd.	971,624	40,114,312

		168,729,103

	Shares	Value
COMMON STOCKS (continued)
Internet & Catalog Retail - 3.0%
Alibaba Group Holding, Ltd., ADR (A)	268,641	$ 44,261,291

Internet & Direct Marketing Retail - 7.6%
Amazon.com, Inc. (A)	46,889	93,918,667
Booking Holdings, Inc. (A)	7,856	15,586,304
Farfetch, Ltd., Class A (A)	98,152	2,672,679

		112,177,650

IT Services - 10.5%
FleetCor Technologies, Inc. (A)	97,893	22,303,941
Mastercard, Inc., Class A	261,584	58,231,214
PayPal Holdings, Inc. (A)	225,665	19,822,414
Square, Inc., Class A (A)	97,772	9,680,406
Visa, Inc., Class A	308,301	46,272,897

		156,310,872

Life Sciences Tools & Services - 1.9%
Illumina, Inc. (A)	77,748	28,538,181

Machinery - 2.1%
Caterpillar, Inc.	116,092	17,702,869
Parker-Hannifin Corp.	72,546	13,343,386

		31,046,255

Oil, Gas & Consumable Fuels - 1.2%
Concho Resources, Inc. (A)	113,250	17,298,938

Personal Products - 1.4%
Estee Lauder Cos., Inc., Class A	139,056	20,207,618

Pharmaceuticals - 3.1%
AstraZeneca PLC, ADR	615,990	24,374,724
Bristol-Myers Squibb Co.	348,234	21,618,367

		45,993,091

Semiconductors & Semiconductor Equipment - 5.2%
Broadcom, Inc.	70,219	17,325,134
NVIDIA Corp.	155,815	43,787,131
Texas Instruments, Inc.	150,473	16,144,248

		77,256,513

Software - 14.8%
Adobe Systems, Inc. (A)	156,188	42,162,951
Microsoft Corp.	656,861	75,125,192
Red Hat, Inc. (A)	144,342	19,670,928
salesforce.com, Inc. (A)	310,701	49,410,780
Splunk, Inc. (A)	133,765	16,173,526
Workday, Inc., Class A (A)	117,521	17,155,716

		219,699,093

Specialty Retail - 2.0%
Home Depot, Inc.	119,722	24,800,412
Tiffany & Co.	33,470	4,316,626

		29,117,038

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	295,289	66,658,539

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 2.7%
Kering SA, ADR	323,270	$ 17,296,561
NIKE, Inc., Class B	266,965	22,617,275

		39,913,836

Total Common Stocks (Cost $1,062,844,863)		1,480,848,469

OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (C)	14,769,192	14,769,192

Total Other Investment Company (Cost $14,769,192)		14,769,192

Total Investments (Cost $1,077,614,055)		1,495,617,661
Net Other Assets (Liabilities) - (1.1)%		(15,789,852)

Net Assets - 100.0%		$ 1,479,827,809

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,425,633,362	$55,215,107	$—	$1,480,848,469
Other Investment Company	14,769,192	—	—	14,769,192

Total Investments	$1,440,402,554	$55,215,107	$—	$1,495,617,661

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $14,447,745. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at September 30, 2018.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.2%
International Alternative Fund - 6.2%
Transamerica Unconstrained Bond (A)	8,610,879	$ 85,506,027

International Equity Funds - 11.8%
Transamerica Emerging Markets Equity (A)	2,508,395	25,961,889
Transamerica International Equity (A)	4,014,801	77,003,892
Transamerica International Growth (A)	4,742,812	41,120,179
Transamerica International Small Cap Value (A)	1,364,400	18,869,650

		162,955,610

U.S. Equity Funds - 24.8%
Transamerica Jennison Growth VP (A)	4,241,091	48,348,436
Transamerica JPMorgan Enhanced Index VP (A)	5,462,920	122,642,556
Transamerica JPMorgan Mid Cap Value VP (A)	1,215,543	20,615,603
Transamerica Large Cap Value (A)	4,708,508	61,869,794
Transamerica Mid Cap Value Opportunities (A)	1,567,034	19,337,196
Transamerica T. Rowe Price Small Cap VP (A)	1,801,869	30,847,992
Transamerica WMC US Growth VP (A)	1,187,068	38,069,279

		341,730,856

U.S. Fixed Income Funds - 39.0%
Transamerica Core Bond (A)	15,556,003	148,870,949
Transamerica Floating Rate (A)	4,128,466	40,913,102
Transamerica High Yield Bond (A)	1,588,819	14,505,915
Transamerica Intermediate Bond (A)	33,836,195	331,933,073

		536,223,039

U.S. Mixed Allocation Fund - 16.4%
Transamerica PIMCO Total Return VP (A)	20,479,070	225,679,356

Total Investment Companies (Cost $1,331,415,203)		1,352,094,888

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.8%
U.S. Treasury - 0.8%
U.S. Treasury Note 1.13%, 01/31/2019 (B)	$ 11,810,000	$ 11,763,399

Total U.S. Government Obligation (Cost $11,730,270)		11,763,399

REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.25% (C), dated 09/28/2018, to be repurchased at $7,848,696 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $8,009,656.	7,847,878	7,847,878

Total Repurchase Agreement (Cost $7,847,878)		7,847,878

Total Investments (Cost $1,350,993,351)		1,371,706,165
Net Other Assets (Liabilities) - 0.4%		4,842,422

Net Assets - 100.0%		$ 1,376,548,587

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	363	12/31/2018	$40,792,888	$40,828,993	$36,105	$—
10-Year U.S. Treasury Note	Long	137	12/19/2018	16,247,645	16,273,031	25,386	—
CAD Currency	Long	136	12/18/2018	10,475,400	10,540,680	65,280	—
E-Mini Russell 2000® Index	Long	297	12/21/2018	25,642,743	25,256,880	—	(385,863)
EURO STOXX 50® Index	Short	(1,801)	12/21/2018	(69,618,915)	(70,823,928)	—	(1,205,013)
MSCI EAFE Index	Short	(104)	12/21/2018	(10,096,859)	(10,272,600)	—	(175,741)
MSCI Emerging Markets Index	Short	(496)	12/21/2018	(25,395,864)	(26,032,560)	—	(636,696)
S&P 500® E-Mini Index	Long	458	12/21/2018	66,672,300	66,845,100	172,800	—
U.S. Treasury Bond	Long	121	12/19/2018	19,421,723	18,668,031	—	(753,692)

Total						$299,571	$(3,157,005)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,352,094,888	$—	$—	$1,352,094,888
U.S. Government Obligation	—	11,763,399	—	11,763,399
Repurchase Agreement	—	7,847,878	—	7,847,878

Total Investments	$1,352,094,888	$19,611,277	$—	$1,371,706,165

Other Financial Instruments
Futures Contracts (E)	$299,571	$—	$—	$299,571

Total Other Financial Instruments	$299,571	$—	$—	$299,571

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(3,157,005)	$—	$—	$(3,157,005)

Total Other Financial Instruments	$(3,157,005)	$—	$—	$(3,157,005)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated Investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income (F)	Net Capital Gain Distributions
Transamerica Core Bond	$169,515,827	$3,465,096	$(18,050,194)	$(1,642,889)	$(4,416,891)	$148,870,949	15,556,003	$3,465,096	$—
Transamerica Developing Markets Equity	43,683,241	—	(44,051,126)	11,210,783	(10,842,898)	—	—	—	—
Transamerica Emerging Markets Equity	—	27,927,998	—	—	(1,966,109)	25,961,889	2,508,395	—	—
Transamerica Floating Rate	7,833,748	36,447,160	(3,166,433)	60,709	(262,082)	40,913,102	4,128,466	1,160,420	—
Transamerica High Yield Bond	88,576,986	1,381,878	(74,051,324)	(320,007)	(1,081,618)	14,505,915	1,588,819	1,457,513	—
Transamerica Intermediate Bond	357,290,464	10,359,708	(22,514,602)	(505,395)	(12,697,102)	331,933,073	33,836,195	7,193,275	—
Transamerica International Equity	85,374,754	2,367,368	(9,576,161)	727,401	(1,889,470)	77,003,892	4,014,801	—	—
Transamerica International Growth	45,271,702	—	(2,202,742)	185,467	(2,134,248)	41,120,179	4,742,812	—	—

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income (F)	Net Capital Gain Distributions
Transamerica International Small Cap Value	$21,984,687	$—	$(2,821,261)	$404,169	$(697,945)	$18,869,650	1,364,400	$—	$—
Transamerica Jennison Growth VP	33,517,377	20,823,163	(7,125,022)	1,333,586	(200,668)	48,348,436	4,241,091	97,316	5,044,249
Transamerica JPMorgan Enhanced Index VP	148,001,482	6,744,625	(37,875,052)	7,966,608	(2,195,107)	122,642,556	5,462,920	3,088,923	3,655,702
Transamerica JPMorgan Mid Cap Value VP	22,145,325	694,403	(2,344,350)	243,889	(123,664)	20,615,603	1,215,543	249,660	444,743
Transamerica Large Cap Value	66,891,169	651,103	(9,003,147)	613,590	2,717,079	61,869,794	4,708,508	651,103	—
Transamerica Mid Cap Value Opportunities	22,426,596	—	(4,252,992)	486,874	676,718	19,337,196	1,567,034	—	—
Transamerica PIMCO Total Return VP	239,980,715	7,211,933	(10,592,994)	(614,791)	(10,305,507)	225,679,356	20,479,070	7,118,658	—
Transamerica T. Rowe Price Small Cap VP	29,114,603	5,143,033	(6,261,410)	1,423,167	1,428,599	30,847,992	1,801,869	27,564	1,608,119
Transamerica Unconstrained Bond	22,419,935	67,332,345	(2,128,143)	—	(2,118,110)	85,506,027	8,610,879	2,209,303	—
Transamerica WMC US Growth VP	34,274,471	8,159,742	(7,423,037)	1,693,410	1,364,693	38,069,279	1,187,068	689,321	2,582,336

Total	$1,438,303,082	$198,709,555	$(263,439,990)	$23,266,571	$(44,744,330)	$1,352,094,888	117,013,873	$27,408,152	$13,335,149

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $11,678,734.
(C)	Rate disclosed reflects the yield at September 30, 2018.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(F)	Does not reflect certain tax adjustments.

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.1%
International Alternative Fund - 3.0%
Transamerica Unconstrained Bond (A)	3,064,837	$ 30,433,836

International Equity Funds - 26.1%
Transamerica Emerging Markets Equity (A)	3,936,132	40,738,968
Transamerica International Equity (A)	6,051,793	116,073,398
Transamerica International Growth (A)	9,775,627	84,754,684
Transamerica International Small Cap Value (A)	1,825,314	25,244,087

		266,811,137

U.S. Alternative Fund - 3.9%
Transamerica Clarion Global Real Estate Securities VP (A)	3,445,679	40,107,706

U.S. Equity Funds - 59.0%
Transamerica Janus Mid-Cap Growth VP (A)	823,218	29,355,961
Transamerica Jennison Growth VP (A)	9,464,904	107,899,911
Transamerica JPMorgan Enhanced Index VP (A)	5,025,386	112,819,925
Transamerica JPMorgan Mid Cap Value VP (A)	446,868	7,578,888
Transamerica Large Cap Value (A)	12,437,865	163,433,540
Transamerica Mid Cap Value Opportunities (A)	1,438,776	17,754,497
Transamerica Small Cap Value (A)	1,662,118	19,729,339
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	3,075	1,911
Transamerica T. Rowe Price Small Cap VP (A)	2,102,916	36,001,921
Transamerica WMC US Growth VP (A)	3,373,456	108,186,735

		602,762,628

U.S. Fixed Income Funds - 6.1%
Transamerica Floating Rate (A)	3,117,153	30,890,983
Transamerica High Yield Bond (A)	3,419,313	31,218,332

		62,109,315

Total Investment Companies (Cost $900,017,952)		1,002,224,622

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.2%
U.S. Treasury - 1.2%
U.S. Treasury Note 1.13%, 01/31/2019 (F)	$ 12,415,000	$ 12,366,012

Total U.S. Government Obligation (Cost $12,323,026)		12,366,012

REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.25% (G), dated 09/28/2018, to be repurchased at $4,980,897 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $5,080,818.	4,980,378	4,980,378

Total Repurchase Agreement (Cost $4,980,378)		4,980,378

Total Investments (Cost $917,321,356)		1,019,571,012
Net Other Assets (Liabilities) - 0.2%		2,043,685

Net Assets - 100.0%		$ 1,021,614,697

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(359)	12/31/2018	$(40,728,957)	$(40,379,086)	$349,871	$—
CAD Currency	Long	272	12/18/2018	20,950,800	21,081,360	130,560	—
E-Mini Russell 2000® Index	Long	661	12/21/2018	57,113,612	56,211,440	—	(902,172)
EURO STOXX 50® Index	Short	(891)	12/21/2018	(34,442,784)	(35,038,379)	—	(595,595)
MSCI EAFE Mini Index	Long	36	12/21/2018	3,514,360	3,555,900	41,540	—
MSCI Emerging Markets Index	Short	(576)	12/21/2018	(29,438,353)	(30,231,360)	—	(793,007)
S&P 500® E-Mini Index	Long	686	12/21/2018	99,861,378	100,121,700	260,322	—

Total						$782,293	$(2,290,774)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,002,222,711	$—	$—	$1,002,222,711
U.S. Government Obligation	—	12,366,012	—	12,366,012
Repurchase Agreement	—	4,980,378	—	4,980,378

Total	$1,002,222,711	$17,346,390	$—	$1,019,569,101

Investment Companies Measured at Net Asset Value (E)				1,911

Total Investments				$1,019,571,012

Other Financial Instruments
Futures Contracts (I)	$782,293	$—	$—	$782,293

Total Other Financial Instruments	$782,293	$—	$—	$782,293

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(2,290,774)	$—	$—	$(2,290,774)

Total Other Financial Instruments	$(2,290,774)	$—	$—	$(2,290,774)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated Investment in the Class I2 shares and liquidating trusts of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income (J)	Net Capital Gain Distributions
Transamerica Clarion Global Real Estate Securities VP	$438,998	$40,836,667	$—	$—	$(1,167,959)	$40,107,706	3,445,679	$895,050	$—
Transamerica Developing Markets Equity	93,477,412	—	(93,794,339)	22,944,692	(22,627,765)	—	—	—	—
Transamerica Emerging Markets Equity	—	60,659,975	(15,291,485)	(2,009,348)	(2,620,174)	40,738,968	3,936,132	—	—
Transamerica Floating Rate	—	32,495,038	(1,402,343)	(4,228)	(197,484)	30,890,983	3,117,153	934,751	—
Transamerica High Yield Bond	30,736,476	3,802,154	(2,602,607)	17,104	(734,795)	31,218,332	3,419,313	1,348,199	—
Transamerica International Equity	126,746,960	—	(8,512,206)	105,714	(2,267,070)	116,073,398	6,051,793	—	—
Transamerica International Growth	103,923,870	—	(14,242,687)	335,680	(5,262,179)	84,754,684	9,775,627	—	—

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income (J)	Net Capital Gain Distributions
Transamerica International Small Cap Value	$33,582,950	$—	$(7,794,081)	$615,825	$(1,160,607)	$25,244,087	1,825,314	$—	$—
Transamerica Janus Mid-Cap Growth VP	13,586,701	15,328,342	(1,807,306)	472,899	1,775,325	29,355,961	823,218	307,548	896,608
Transamerica Jennison Growth VP	92,928,414	31,129,790	(20,341,722)	6,970,285	(2,786,856)	107,899,911	9,464,904	223,012	11,559,457
Transamerica JPMorgan Enhanced Index VP	120,326,840	8,234,881	(20,597,307)	4,413,892	441,619	112,819,925	5,025,386	2,669,326	3,159,115
Transamerica JPMorgan Mid Cap Value VP	8,812,568	229,422	(1,533,256)	114,330	(44,176)	7,578,888	446,868	82,484	146,938
Transamerica Large Cap Value	165,150,183	1,653,770	(11,427,651)	1,646,632	6,410,606	163,433,540	12,437,865	1,653,769	—
Transamerica Mid Cap Growth	10,231,861	—	(9,989,051)	2,204,421	(2,447,231)	—	—	—	—
Transamerica Mid Cap Value Opportunities	18,246,562	—	(1,533,252)	166,962	874,225	17,754,497	1,438,776	—	—
Transamerica Small Cap Value	20,951,740	—	(1,533,260)	—	310,859	19,729,339	1,662,118	—	—
Transamerica Small Company Growth Liquidating Trust	1,910	—	—	—	1	1,911	3,075	—	—
Transamerica T. Rowe Price Small Cap VP	32,085,748	4,577,713	(3,774,072)	1,299,566	1,812,966	36,001,921	2,102,916	28,827	1,681,776
Transamerica Unconstrained Bond	30,816,565	3,132,288	(2,664,668)	(7,923)	(842,426)	30,433,836	3,064,837	897,954	—
Transamerica WMC US Growth VP	91,679,495	25,127,913	(16,248,882)	3,666,981	3,961,228	108,186,735	3,373,456	1,907,753	7,146,827

Total	$993,725,253	$227,207,953	$(235,090,175)	$42,953,484	$(26,571,893)	$1,002,224,622	71,414,430	$10,948,673	$24,590,721

(B)	Non-income producing security.
(C)	Restricted security. At September 30, 2018, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$1,911	0.0%(K)

(D)	Illiquid security. At September 30, 2018, the value of such securities amounted to $1,911 or less than 0.1% of the Portfolio’s net assets.
(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $11,738,497.
(G)	Rate disclosed reflects the yield at September 30, 2018.
(H)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(J)	Does not reflect certain tax adjustments.
(K)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.4%
International Alternative Funds - 4.2%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	70,452	$ 364,751
Transamerica Unconstrained Bond (E)	21,844,604	216,916,913

		217,281,664

International Equity Funds - 21.0%
Transamerica Emerging Markets Equity (E)	14,675,389	151,890,280
Transamerica International Equity (E)	25,590,618	490,828,049
Transamerica International Growth (E)	37,468,006	324,847,611
Transamerica International Small Cap Value (E)	9,112,213	126,021,908

		1,093,587,848

U.S. Alternative Fund - 2.0%
Transamerica Clarion Global Real Estate Securities VP (E)	8,779,338	102,191,500

U.S. Equity Funds - 51.7%
Transamerica Janus Mid-Cap Growth VP (E)	5,275,058	188,108,562
Transamerica Jennison Growth VP (E)	30,331,902	345,783,680
Transamerica JPMorgan Enhanced Index VP (E)	37,966,205	852,341,296
Transamerica JPMorgan Mid Cap Value VP (E)	5,733,481	97,239,840
Transamerica Large Cap Value (E)	41,417,558	544,226,706
Transamerica Mid Cap Value Opportunities (E)	7,101,935	87,637,876
Transamerica Small Cap Value (E)	6,965,565	82,681,251
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	16,244	10,097
Transamerica T. Rowe Price Small Cap VP (E)	9,658,678	165,356,566
Transamerica WMC US Growth VP (E)	10,342,089	331,670,798

		2,695,056,672

U.S. Fixed Income Funds - 14.1%
Transamerica Core Bond (E)	12,981,967	124,237,426
Transamerica Floating Rate (E)	11,174,984	110,744,096

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond (E)	20,859,131	$ 190,443,862
Transamerica Intermediate Bond (E)	31,356,122	307,603,560

		733,028,944

U.S. Mixed Allocation Fund - 5.4%
Transamerica PIMCO Total Return VP (E)	25,801,863	284,336,531

Total Investment Companies (Cost $4,632,361,637)		5,125,483,159

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.8%
U.S. Treasury - 0.8%
U.S. Treasury Note 1.13%, 01/31/2019 (F)	$ 45,673,000	45,492,779

Total U.S. Government Obligation (Cost $45,364,847)		45,492,779

REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.25% (G), dated 09/28/2018, to be repurchased at $13,996,911 on 10/01/2018. Collateralized by a U.S. Government Obligation, 0.63%, due 01/15/2024, and with a value of $14,277,703.	13,995,453	13,995,453

Total Repurchase Agreement (Cost $13,995,453)		13,995,453

Total Investments (Cost $4,691,721,937)		5,184,971,391
Net Other Assets (Liabilities) - 0.5%		24,222,381

Net Assets - 100.0%		$ 5,209,193,772

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	1,921	12/31/2018	$215,876,410	$216,067,478	$191,068	$—
10-Year U.S. Treasury Note	Long	866	12/19/2018	103,181,217	102,864,562	—	(316,655)
CAD Currency	Long	970	12/18/2018	74,714,250	75,179,850	465,600	—
E-Mini Russell 2000® Index	Long	625	12/21/2018	54,026,269	53,150,000	—	(876,269)
EURO STOXX 50® Index	Short	(6,164)	12/21/2018	(238,287,146)	(242,397,941)	—	(4,110,795)
MSCI EAFE Index	Short	(479)	12/21/2018	(46,710,593)	(47,313,225)	—	(602,632)
MSCI Emerging Markets Index	Short	(2,895)	12/21/2018	(148,178,062)	(151,944,075)	—	(3,766,013)
S&P 500® E-Mini Index	Long	1,985	12/21/2018	289,136,734	289,710,750	574,016	—
U.S. Treasury Bond	Long	360	12/19/2018	57,783,640	55,541,250	—	(2,242,390)

Total						$1,230,684	$(11,914,754)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,125,108,311	$—	$—	$5,125,108,311
U.S. Government Obligation	—	45,492,779	—	45,492,779
Repurchase Agreement	—	13,995,453	—	13,995,453

Total	$5,125,108,311	$59,488,232	$—	$5,184,596,543

Investment Companies Measured at Net Asset Value (D)				374,848

Total Investments				$5,184,971,391

Other Financial Instruments
Futures Contracts (I)	$1,230,684	$—	$—	$1,230,684

Total Other Financial Instruments	$1,230,684	$—	$—	$1,230,684

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(11,914,754)	$—	$—	$(11,914,754)

Total Other Financial Instruments	$(11,914,754)	$—	$—	$(11,914,754)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Illiquid security. At September 30, 2018, the value of such securities amounted to $374,848 or less than 0.1% of the Portfolio’s net assets.
(C)	Restricted securities. At September 30, 2018, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$724,839	$364,751	0.0	%(J)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	10,097	0.0	(J)

Total			$887,276	$374,848	0.0	%(J)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Affiliated Investment in the Class I2 shares and liquidating trusts of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Clarion Global Real Estate Securities VP	$54,908,595	$104,317,729	$(52,999,999)	$(384,307)	$(3,650,518)	$102,191,500	8,779,338	$2,252,612	$—
Transamerica Core Bond	174,498,443	12,623,451	(57,053,861)	(1,170,906)	(4,659,701)	124,237,426	12,981,967	3,032,763	—
Transamerica Developing Markets Equity	266,302,469	—	(267,705,711)	69,549,123	(68,145,881)	—	—	—	—
Transamerica Emerging Markets Equity	—	177,788,014	(13,066,553)	(1,911,357)	(10,919,824)	151,890,280	14,675,389	—	—
Transamerica Floating Rate	181,301,500	20,288,397	(90,632,882)	88,169	(301,088)	110,744,096	11,174,984	4,597,116	—
Transamerica Global Allocation Liquidating Trust	393,277	—	—	—	(28,526)	364,751	70,452	—	—
Transamerica High Yield Bond	278,002,170	89,395,282	(172,229,124)	(10,127,813)	5,403,347	190,443,862	20,859,131	9,127,307	—
Transamerica Intermediate Bond	331,325,198	29,337,165	(40,485,140)	(885,529)	(11,688,134)	307,603,560	31,356,122	6,886,229	—
Transamerica International Equity	529,662,290	—	(30,870,780)	7,342,039	(15,305,500)	490,828,049	25,590,618	—	—
Transamerica International Growth	390,804,108	—	(49,334,958)	(82,201)	(16,539,338)	324,847,611	37,468,006	—	—
Transamerica International Small Cap Value	139,519,241	—	(11,816,837)	2,965,337	(4,645,833)	126,021,908	9,112,213	—	—
Transamerica Janus Mid-Cap Growth VP	81,965,634	92,833,614	—	—	13,309,314	188,108,562	5,275,058	1,970,723	5,745,328
Transamerica Jennison Growth VP	255,301,852	102,026,760	(22,840,496)	8,985,430	2,310,134	345,783,680	30,331,902	684,771	35,494,016
Transamerica JPMorgan Enhanced Index VP	887,746,103	46,808,176	(115,837,791)	24,569,902	9,054,906	852,341,296	37,966,205	21,437,341	25,370,835
Transamerica JPMorgan Mid Cap Value VP	93,873,766	2,943,566	—	—	422,508	97,239,840	5,733,481	1,058,304	1,885,261
Transamerica Large Cap Value	512,421,759	5,339,485	—	—	26,465,462	544,226,706	41,417,558	5,339,485	—
Transamerica Mid Cap Growth	87,874,368	—	(85,789,280)	16,134,036	(18,219,124)	—	—	—	—
Transamerica Mid Cap Value Opportunities	82,737,541	—	—	—	4,900,335	87,637,876	7,101,935	—	—
Transamerica PIMCO Total Return VP	304,746,963	43,108,781	(49,208,483)	(2,354,408)	(11,956,322)	284,336,531	25,801,863	9,491,707	—
Transamerica Small Cap Value	81,497,106	—	—	—	1,184,145	82,681,251	6,965,565	—	—
Transamerica Small Company Growth Liquidating Trust	10,091	—	—	—	6	10,097	16,244	—	—
Transamerica T. Rowe Price Small Cap VP	138,649,778	20,922,793	(7,811,162)	2,941,747	10,653,410	165,356,566	9,658,678	132,402	7,724,386
Transamerica Unconstrained Bond	77,666,114	144,490,107	—	—	(5,239,308)	216,916,913	21,844,604	5,575,300	—
Transamerica WMC US Growth VP	255,797,623	60,384,144	(8,164,325)	1,925,125	21,728,231	331,670,798	10,342,089	5,675,785	21,262,630

Total	$5,207,005,989	$952,607,464	$(1,075,847,382)	$117,584,387	$(75,867,299)	$5,125,483,159	374,523,402	$77,261,845	$97,482,456

(F)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $45,233,804.
(G)	Rate disclosed reflects the yield at September 30, 2018.
(H)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.9%
International Alternative Funds - 5.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	36,728	$ 190,151
Transamerica Unconstrained Bond (D)	32,344,499	321,180,879

		321,371,030

International Equity Funds - 15.9%
Transamerica Emerging Markets Equity (D)	15,101,810	156,303,738
Transamerica International Equity (D)	23,909,365	458,581,630
Transamerica International Growth (D)	34,695,351	300,808,691
Transamerica International Small Cap Value (D)	8,013,185	110,822,343

		1,026,516,402

U.S. Equity Funds - 38.8%
Transamerica Janus Mid-Cap Growth VP (D)	5,375,984	191,707,588
Transamerica Jennison Growth VP (D)	31,620,311	360,471,551
Transamerica JPMorgan Enhanced Index VP (D)	31,443,569	705,908,125
Transamerica JPMorgan Mid Cap Value VP (D)	3,597,396	61,011,838
Transamerica Large Cap Value (D)	40,684,555	534,595,050
Transamerica Mid Cap Value Opportunities (D)	8,215,217	101,375,781
Transamerica Small Cap Value (D)	5,329,173	63,257,279
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	5,959	3,704
Transamerica T. Rowe Price Small Cap VP (D)	9,339,185	159,886,846
Transamerica WMC US Growth VP (D)	10,359,675	332,234,778

		2,510,452,540

U.S. Fixed Income Funds - 26.5%
Transamerica Core Bond (D)	39,549,315	378,486,941
Transamerica Floating Rate (D)	16,336,291	161,892,643
Transamerica High Yield Bond (D)	23,063,147	210,566,531
Transamerica Intermediate Bond (D)	98,006,907	961,447,757

		1,712,393,872

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 10.7%
Transamerica PIMCO Total Return VP (D)	63,179,671	$ 696,239,977

Total Investment Companies (Cost $5,916,692,084)		6,266,973,821

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 0.9%
U.S. Treasury - 0.9%
U.S. Treasury Note 1.13%, 01/31/2019 (F)	$ 55,046,000	54,828,793

Total U.S. Government Obligation (Cost $54,672,613)		54,828,793

REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 1.25% (G), dated 09/28/2018, to be repurchased at $130,206,104 on 10/01/2018. Collateralized by U.S. Government Obligations, 0.63% - 2.13%, due 11/30/2023 - 01/15/2024, and with a total value of $132,799,011.	130,192,542	130,192,542

Total Repurchase Agreement (Cost $130,192,542)		130,192,542

Total Investments (Cost $6,101,557,239)		6,451,995,156
Net Other Assets (Liabilities) - 0.2%		13,829,329

Net Assets - 100.0%		$ 6,465,824,485

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	2,653	12/31/2018	$298,136,447	$298,400,322	$263,875	$—
10-Year U.S. Treasury Note	Long	642	12/19/2018	76,138,600	76,257,562	118,962	—
CAD Currency	Long	779	12/18/2018	60,002,475	60,376,395	373,920	—
E-Mini Russell 2000® Index	Long	986	12/21/2018	85,231,841	83,849,440	—	(1,382,401)
EURO STOXX 50® Index	Short	(8,485)	12/21/2018	(327,966,735)	(333,673,026)	—	(5,706,291)
MSCI EAFE Index	Short	(87)	12/21/2018	(8,446,413)	(8,593,425)	—	(147,012)
MSCI Emerging Markets Index	Short	(2,984)	12/21/2018	(152,793,588)	(156,615,240)	—	(3,821,652)
S&P 500® E-Mini Index	Long	2,217	12/21/2018	322,727,085	323,571,150	844,065	—
U.S. Treasury Bond	Long	829	12/19/2018	133,062,883	127,899,156	—	(5,163,727)

Total						$1,600,822	$(16,221,083)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$6,266,779,966	$—	$—	$6,266,779,966
U.S. Government Obligation	—	54,828,793	—	54,828,793
Repurchase Agreement	—	130,192,542	—	130,192,542

Total	$6,266,779,966	$185,021,335	$—	$6,451,801,301

Investment Companies Measured at Net Asset Value (E)				193,855

Total Investments				$6,451,995,156

Other Financial Instruments
Futures Contracts (I)	$1,600,822	$—	$—	$1,600,822

Total Other Financial Instruments	$1,600,822	$—	$—	$1,600,822

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(16,221,083)	$—	$—	$(16,221,083)

Total Other Financial Instruments	$(16,221,083)	$—	$—	$(16,221,083)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Illiquid security. At September 30, 2018, the value of such securities amounted to $193,855 or less than 0.1% of the Portfolio’s net assets.
(C)	Restricted securities. At September 30, 2018, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$377,870	$190,151	0.0	%(J)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	3,704	0.0	(J)

Total			$437,464	$193,855	0.0	%(J)

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Affiliated Investment in the Class I2 shares and liquidating trusts of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income (K)	Net Capital Gain Distributions
Transamerica Core Bond	$421,467,081	$35,108,341	$(62,644,268)	$(5,187,511)	$(10,256,702)	$378,486,941	39,549,315	$8,721,394	$—
Transamerica Developing Markets Equity	257,678,783	—	(259,472,780)	66,983,733	(65,189,736)	—	—	—	—
Transamerica Emerging Markets Equity	—	168,143,995	—	—	(11,840,257)	156,303,738	15,101,810	—	—
Transamerica Floating Rate	112,486,827	49,977,387	—	—	(571,571)	161,892,643	16,336,291	5,146,961	—
Transamerica Global Allocation Liquidating Trust	205,021	—	—	—	(14,870)	190,151	36,728	—	—
Transamerica High Yield Bond	360,722,983	10,558,196	(153,965,097)	(7,440,040)	690,489	210,566,531	23,063,147	10,841,500	—
Transamerica Intermediate Bond	968,695,826	76,505,565	(46,941,693)	(248,171)	(36,563,770)	961,447,757	98,006,907	20,242,451	—
Transamerica International Equity	475,124,065	17,564,198	(27,547,871)	2,671,553	(9,230,315)	458,581,630	23,909,365	—	—
Transamerica International Growth	337,612,517	—	(24,300,129)	3,906,039	(16,409,736)	300,808,691	34,695,351	—	—
Transamerica International Small Cap Value	128,272,861	—	(16,222,608)	4,466,063	(5,693,973)	110,822,343	8,013,185	—	—
Transamerica Janus Mid-Cap Growth VP	94,408,831	83,450,698	—	—	13,848,059	191,707,588	5,375,984	2,008,428	5,855,252
Transamerica Jennison Growth VP	256,478,503	110,974,196	(17,589,656)	7,278,970	3,329,538	360,471,551	31,620,311	695,731	36,062,035
Transamerica JPMorgan Enhanced Index VP	773,577,732	37,169,605	(136,201,475)	30,448,165	914,098	705,908,125	31,443,569	17,023,041	20,146,562
Transamerica JPMorgan Mid Cap Value VP	58,899,840	1,846,901	—	—	265,097	61,011,838	3,597,396	664,019	1,182,882
Transamerica Large Cap Value	512,459,079	5,244,987	(9,448,485)	1,182,314	25,157,155	534,595,050	40,684,555	5,244,987	—
Transamerica Mid Cap Growth	65,570,555	—	(64,014,336)	7,814,770	(9,370,989)	—	—	—	—
Transamerica Mid Cap Value Opportunities	95,707,281	—	—	—	5,668,500	101,375,781	8,215,217	—	—
Transamerica PIMCO Total Return VP	697,978,827	65,590,439	(34,454,655)	(2,181,436)	(30,693,198)	696,239,977	63,179,671	21,835,856	—
Transamerica Small Cap Value	62,351,319	—	—	—	905,960	63,257,279	5,329,173	—	—
Transamerica Small Company Growth Liquidating Trust	3,702	—	—	—	2	3,704	5,959	—	—
Transamerica T. Rowe Price Small Cap VP	133,539,146	23,553,097	(9,846,542)	1,952,392	10,688,753	159,886,846	9,339,185	128,023	7,468,876
Transamerica Unconstrained Bond	98,653,378	230,413,132	—	—	(7,885,631)	321,180,879	32,344,499	8,300,724	—
Transamerica WMC US Growth VP	256,319,221	87,226,520	(33,029,748)	7,909,648	13,809,137	332,234,778	10,359,675	5,685,435	21,298,786

Total	$6,168,213,378	$1,003,327,257	$(895,679,343)	$119,556,489	$(128,443,960)	$6,266,973,821	500,207,293	$106,538,550	$92,014,393

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $54,828,793.
(G)	Rate disclosed reflects the yield at September 30, 2018.
(H)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Does not reflect certain tax adjustments.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.8%
Ally Auto Receivables Trust
Series 2016-2, Class A4,
1.60%, 01/15/2021	$ 250,000	$ 247,907
American Credit Acceptance Receivables Trust
Series 2016-3, Class C,
4.26%, 08/12/2022 (A)	289,000	291,775
Series 2016-4, Class C,
2.91%, 02/13/2023 (A)	304,000	303,483
Series 2018-2, Class B,
3.46%, 08/10/2022 (A)	549,000	548,491
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (A)	466,840	467,382
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	162,670
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	191,886
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	890,672	874,921
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (A)	1,200,000	1,199,101
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	307,568
Series 2015-SFR2, Class D,
5.04%, 10/17/2045 (A)	700,000	725,828
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (A)	430,000	463,251
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (A)	350,000	341,727
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	500,000	493,566
Series 2017-1, Class B,
2.30%, 02/18/2022	269,000	266,228
Series 2017-1, Class C,
2.71%, 08/18/2022	144,000	142,060
Series 2017-1, Class D,
3.13%, 01/18/2023	323,000	318,433
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (A) (B)	1,500,000	1,500,000
AXIS Equipment Finance Receivables IV LLC
Series 2016-1A, Class A,
2.21%, 11/20/2021 (A)	135,259	134,502
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (A)	134,670	132,945
Series 2015-2, Class A,
3.34%, 11/15/2048 (A)	683,520	680,055
Series 2016-1, Class A,
2.57%, 06/15/2049 (A)	538,613	524,140
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (A) (B)	12,677	12,617
Bank of The West Auto Trust
Series 2015-1, Class A4,
1.66%, 09/15/2020 (A)	55,453	55,385
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (A)	174,879	174,081

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (A)	$ 664,654	$ 665,414
Series 2018-2, Class A,
4.45%, 06/15/2033 (A)	830,168	831,357
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	27,843	27,402
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1,
2.26%, 03/15/2023	600,000	592,675
Series 2016-1, Class A1,
1.78%, 06/15/2022	300,000	297,756
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (B)	1,094,899	1,092,505
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (A)	1,320,000	1,315,871
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3,
1-Month LIBOR + 0.38%, 2.54% (C), 01/18/2022	500,000	500,714
Series 2015-A7, Class A7,
1.45%, 08/16/2021	180,000	179,934
Series 2016-A4, Class A4,
1.33%, 06/15/2022	200,000	197,440
Series 2016-A6, Class A6,
1.82%, 09/15/2022	350,000	345,856
CarFinance Capital Auto Trust
Series 2015-1A, Class A,
1.75%, 06/15/2021 (A)	4,533	4,530
CarMax Auto Owner Trust
Series 2014-4, Class A4,
1.81%, 07/15/2020	155,765	155,516
Series 2015-1, Class A4,
1.83%, 07/15/2020	158,532	158,064
Series 2016-2, Class A3,
1.52%, 02/16/2021	59,333	58,971
Series 2016-4, Class A4,
1.60%, 06/15/2022	200,000	194,089
CarNow Auto Receivables Trust
Series 2016-1A, Class B,
3.49%, 02/15/2021 (A)	97,554	97,426
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A,
4.75%, 12/25/2019	2,837	2,839
Chase Funding Trust
Series 2003-6, Class 1A7,
5.08% (C), 11/25/2034	42,475	43,516
Chase Issuance Trust
Series 2016-A2, Class A,
1.37%, 06/15/2021	200,000	198,092
Series 2016-A5, Class A5,
1.27%, 07/15/2021	150,000	148,305
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (A)	265,598	263,786
Citi Held For Asset Issuance
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (A)	343,485	345,069
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6,
2.15%, 07/15/2021	130,000	129,361
CLUB Credit Trust
Series 2017-P1, Class A,
2.42%, 09/15/2023 (A)	441,618	440,471

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CLUB Credit Trust (continued)
Series 2017-P2, Class A,
2.61%, 01/15/2024 (A)	$ 531,387	$ 528,626
CNH Equipment Trust
Series 2015-B, Class A4,
1.89%, 04/15/2022	190,000	189,286
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (A)	280,025	273,048
Continental Credit Card
Series 2016-1A, Class A,
4.56%, 01/15/2023 (A)	51,852	51,679
CPS Auto Receivables Trust
Series 2014-C, Class C,
3.77%, 08/17/2020 (A)	92,518	92,825
Series 2014-D, Class C,
4.35%, 11/16/2020 (A)	100,000	100,768
Series 2015-C, Class D,
4.63%, 08/16/2021 (A)	344,000	348,876
Series 2016-C, Class C,
3.27%, 06/15/2022 (A)	700,000	700,278
Series 2017-C, Class C,
2.86%, 06/15/2023 (A)	767,000	759,242
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A,
2.56%, 10/15/2025 (A)	410,000	408,022
Series 2017-1A, Class B,
3.04%, 12/15/2025 (A)	250,000	247,235
Series 2017-1A, Class C,
3.48%, 02/17/2026 (A)	250,000	248,794
Series 2017-2A, Class B,
3.02%, 04/15/2026 (A)	1,260,000	1,239,167
Series 2018-1A, Class A,
3.01%, 02/16/2027 (A)	413,000	408,811
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	361,313	357,782
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	757,920	754,072
Discover Card Execution Note Trust
Series 2012-A6, Class A6,
1.67%, 01/18/2022	220,000	218,156
Series 2014-A1, Class A1,
1-Month LIBOR + 0.43%, 2.59%(C), 07/15/2021	510,000	510,654
Series 2014-A4, Class A4,
2.12%, 12/15/2021	200,000	199,095
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (A)	294,000	296,127
Series 2015-BA, Class D,
3.84%, 07/15/2021 (A)	364,162	365,790
Series 2015-DA, Class D,
4.59%, 01/17/2023 (A)	286,000	289,891
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	648,000	654,552
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	1,520,000	1,514,697
Series 2017-AA, Class B,
2.51%, 01/15/2021 (A)	46,367	46,356
Series 2017-AA, Class C,
2.98%, 01/18/2022 (A)	279,000	278,747
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	372,000	375,719
Series 2018-4, Class C,
3.66%, 11/15/2024	944,000	944,083

	Principal	Value
ASSET-BACKED SECURITIES (continued)
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022 (B)	$ 600,000	$ 599,280
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (A)	331,800	333,580
Series 2017-1A, Class D,
3.55%, 11/15/2022 (A)	339,000	338,745
Series 2017-2A, Class C,
3.03%, 01/17/2023 (A)	625,000	623,722
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	305,000	304,673
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (A)	126,740	125,240
Exeter Automobile Receivables Trust
Series 2016-1A, Class C,
5.52%, 10/15/2021 (A)	445,000	453,404
Series 2016-3A, Class A,
1.84%, 11/16/2020 (A)	80,966	80,881
Series 2016-3A, Class B,
2.84%, 08/16/2021 (A)	244,000	243,759
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	180,000	180,121
Series 2017-3A, Class A,
2.05%, 12/15/2021 (A)	184,894	184,017
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	658,000	655,191
First Investors Auto Owner Trust
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (A)	14,518	14,507
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (A)	625,000	616,524
FirstKey Lending Trust
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (A)	76,590	76,527
Flagship Credit Auto Trust
Series 2014-2, Class B,
2.84%, 11/16/2020 (A)	520	520
Series 2014-2, Class C,
3.95%, 12/15/2020 (A)	66,000	66,266
Series 2015-3, Class A,
2.38%, 10/15/2020 (A)	75,316	75,251
Series 2015-3, Class B,
3.68%, 03/15/2022 (A)	189,000	189,812
Series 2015-3, Class C,
4.65%, 03/15/2022 (A)	126,000	127,693
Series 2016-1, Class A,
2.77%, 12/15/2020 (A)	68,443	68,449
Series 2016-1, Class C,
6.22%, 06/15/2022 (A)	600,000	620,730
Series 2016-4, Class C,
2.71%, 11/15/2022 (A)	423,000	418,005
Freedom Financial
Series 2018-1, Class A,
3.61%, 07/18/2024 (A)	553,088	552,234
GLS Auto Receivables Trust
Series 2016-1A, Class B,
4.39%, 01/15/2021 (A)	177,699	178,436
GM Financial Automobile Leasing Trust
Series 2016-2, Class A4,
1.76%, 03/20/2020	150,000	149,589
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	106,287	105,432
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (B)	1,147,667	1,124,714

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Goodgreen Trust (continued)
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	$ 206,867	$ 205,045
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	881,467	848,538
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A4,
1.67%, 08/15/2022	300,000	299,120
Headlands Residential LLC
Series 2018,
4.25% (C), 06/25/2023	1,160,000	1,149,810
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	678,916	688,947
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	802,678	794,383
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	256,668	251,759
Hyundai Auto Lease Securitization Trust
Series 2016-B, Class A4,
1.68%, 04/15/2020 (A)	200,000	199,639
Series 2016-C, Class A4,
1.65%, 07/15/2020 (A)	100,000	99,609
Hyundai Auto Receivables Trust
Series 2015-A, Class A4,
1.37%, 07/15/2020	32,297	32,265
Series 2015-B, Class A3,
1.12%, 11/15/2019	841	841
Kabbage Asset Securitization LLC
Series 2017-1, Class A,
4.57%, 03/15/2022 (A)	2,230,000	2,245,827
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.91% (C), 08/25/2038 (A)	864,385	20,967
Series 2013-2, Class A,
1.77% (C), 03/25/2039 (A)	817,341	33,623
Series 2014-2, Class A,
3.28% (C), 04/25/2040 (A)	361,842	29,244
LendingClub Issuance Trust
Series 2016-NP2, Class A,
3.00%, 01/17/2023 (A)	5,404	5,403
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (A) (B)	876,841	876,841
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (A)	560,000	559,619
Marlette Funding Trust
Series 2017-1A, Class A,
2.83%, 03/15/2024 (A)	209,818	209,807
Series 2018-1A, Class A,
2.61%, 03/15/2028 (A)	560,892	559,195
Mercedes-Benz Auto Lease Trust
Series 2016-B, Class A4,
1.52%, 06/15/2022	300,000	298,899
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A4,
1.75%, 12/15/2021	140,000	139,228
Nationstar HECM Loan Trust
Series 2017-1A, Class M1,
2.94%, 05/25/2027 (A)	105,000	104,230
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	267,500	265,214

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advanced Receivables Trust (continued)
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (A)	$ 187,500	$ 185,616
Nissan Auto Lease Trust
Series 2016-A, Class A4,
1.65%, 10/15/2021	34,651	34,635
Series 2016-B, Class A4,
1.61%, 01/18/2022	100,000	99,698
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (A)	351,000	349,970
OneMain Financial Issuance Trust
Series 2015-1A, Class A,
3.19%, 03/18/2026 (A)	249,556	249,871
Series 2015-2A, Class A,
2.57%, 07/18/2025 (A)	11,881	11,880
Series 2015-2A, Class B,
3.10%, 07/18/2025 (A)	279,000	279,020
Series 2016-1A, Class A,
3.66%, 02/20/2029 (A)	560,000	561,713
Oportun Funding IV LLC
Series 2016-C, Class B,
4.85%, 11/08/2021 (A)	254,568	255,129
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (A)	1,165,000	1,160,192
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (A)	405,000	398,086
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (A)	309,000	304,218
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (A)	655,000	647,722
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (A)	1,385,957	1,366,318
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (A)	327,000	323,155
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (A)	1,734,237	1,717,400
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (A)	300,000	302,718
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (A)	200,000	204,142
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (A)	642,000	639,226
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A,
2.56%, 06/15/2023 (A)	38,117	38,108
Series 2017-3A, Class A,
2.36%, 11/15/2023 (A)	355,881	354,894
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (A)	1,550,000	1,541,154
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	275,555	271,235
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (A) (B)	1,020,961	1,019,470
Santander Drive Auto Receivables Trust
Series 2015-5, Class E,
4.67%, 02/15/2023 (A)	1,560,000	1,573,474
Santander Retail Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 05/20/2021 (A)	619,000	616,331

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Saxon Asset Securities Trust
Series 2003-1, Class AF6,
4.71% (C), 06/25/2033	$ 5,379	$ 5,436
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
3.47% (C), 01/25/2036	20,767	18,284
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A,
2.85%, 01/18/2022 (A)	10,302	10,300
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (A)	145,757	145,316
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	396,918	395,175
Springleaf Funding Trust
Series 2015-AA, Class A,
3.16%, 11/15/2024 (A)	324,876	324,889
Synchrony Card Issuance Trust
Series 2018-A1, Class A1,
3.38%, 09/15/2024	750,000	750,000
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A,
2.04%, 03/15/2022	200,000	199,495
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4,
1.74%, 09/15/2020	70,266	70,132
Series 2016-A, Class A4,
1.47%, 09/15/2021	220,000	217,226
Series 2016-B, Class A3,
1.30%, 04/15/2020	91,960	91,558
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (A) (B)	770,939	770,846
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (A)	379,369	365,724
U.S. Residential Opportunity Fund IV Trust
Series 2017-1III, Class A,
3.35% (C), 11/27/2037 (A)	1,174,192	1,163,944
Series 2017-1IV, Class A,
3.35% (C), 11/27/2037 (A)	594,712	588,005
USAA Auto Owner Trust
Series 2015-1, Class A4,
1.54%, 11/16/2020	47,738	47,716
Vericrest Opportunity Loan Trust
Series 2018-NPL2, Class A1,
4.34% (C), 05/25/2048 (A)	621,159	619,780
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (A)	78,548	78,178
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (A)	1,033,000	1,017,214
VM DEBT LLC
Series 2017-1, Class A,
6.50%, 10/02/2024 (A) (B)	955,000	955,000
VOLT LIX LLC
Series 2017-NPL6, Class A1,
3.25% (C), 05/25/2047 (A)	208,506	207,340
VOLT LVI LLC
Series 2017-NPL3, Class A1,
3.50% (C), 03/25/2047 (A)	491,895	489,582
VOLT LX LLC
Series 2017-NPL7, Class A1,
3.25% (C), 06/25/2047 (A)	299,544	297,552

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT LXI LLC
Series 2017-NPL8, Class A1,
3.13% (C), 06/25/2047 (A)	$ 391,696	$ 388,434
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38% (C), 10/25/2047 (A)	1,307,474	1,299,480
VOLT LXIX LLC
Series 2018-NPL5, Class A1A,
4.21% (C), 08/25/2048 (A)	471,000	470,069
VOLT LXVII LLC
Series 2018-NPL3, Class A1,
4.38% (C), 06/25/2048 (A)	775,246	774,362
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A,
4.34% (C), 07/27/2048 (A)	654,599	653,705
VOLT LXX LLC
Series 2018-NPL6, Class A1A,
4.11% (C), 09/25/2048 (A)	509,000	508,798
VSE Voi Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	450,535	449,220
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (A)	303,854	301,036
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (A)	211,465	212,327
Series 2016-2A, Class D,
4.10%, 06/15/2021 (A)	170,000	171,367
Series 2016-3A, Class C,
2.46%, 01/18/2022 (A)	863,000	860,539
Series 2017-1A, Class C,
2.70%, 10/17/2022 (A)	247,000	246,217
World Omni Auto Receivables Trust
Series 2015-B, Class A4,
1.84%, 01/17/2022	80,000	79,397
Series 2016-B, Class A4,
1.48%, 11/15/2022	150,000	145,749

Total Asset-Backed Securities (Cost $80,176,142)		79,569,461

CORPORATE DEBT SECURITIES - 23.9%
Aerospace & Defense - 0.3%
Airbus Finance BV
2.70%, 04/17/2023 (A)	43,000	41,591
Airbus SE
3.15%, 04/10/2027 (A)	164,000	156,443
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (A)	30,000	30,653
Harris Corp.
3.83%, 04/27/2025	200,000	196,158
Lockheed Martin Corp.
4.50%, 05/15/2036	100,000	104,237
Northrop Grumman Corp.
3.25%, 01/15/2028	150,000	141,048
3.85%, 04/15/2045	38,000	34,527
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	40,000	52,840
Precision Castparts Corp.
3.25%, 06/15/2025	170,000	164,985
4.20%, 06/15/2035	170,000	169,784
Rockwell Collins, Inc.
3.20%, 03/15/2024	70,000	67,564
United Technologies Corp.
3.10%, 06/01/2022	64,000	63,059
3.95%, 08/16/2025	60,000	59,716

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
United Technologies Corp. (continued)
4.15%, 05/15/2045	$ 163,000	$ 151,571
4.45%, 11/16/2038	60,000	59,595
4.50%, 06/01/2042	86,000	85,021

		1,578,792

Air Freight & Logistics - 0.0% (D)
FedEx Corp.
3.90%, 02/01/2035	96,000	90,386

Airlines - 0.5%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	160,000	152,355
3.55%, 07/15/2031 (A)	227,000	216,565
4.13%, 11/15/2026 (A)	198,700	198,700
American Airlines Pass-Through Trust
3.00%, 04/15/2030	398,707	371,568
3.65%, 02/15/2029 - 12/15/2029	150,498	146,191
3.70%, 04/15/2027 - 04/01/2028	382,501	370,124
4.95%, 07/15/2024	133,280	136,564
British Airways Pass-Through Trust
4.13%, 03/20/2033 (A)	308,977	305,186
Continental Airlines Pass-Through Trust
5.98%, 10/19/2023	35,068	36,926
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	51,889	52,796
5.30%, 10/15/2020	10,595	10,675
Southwest Airlines Co.
2.75%, 11/06/2019 (E)	163,000	162,346
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	150,123	143,471
United Airlines Pass-Through Trust
3.45%, 01/07/2030	131,666	126,087
3.65%, 07/07/2027	156,977	150,789

		2,580,343

Automobiles - 0.2%
Ford Motor Co.
7.45%, 07/16/2031	131,000	145,506
General Motors Co.
6.60%, 04/01/2036	640,000	682,316

		827,822

Banks - 4.2%
ABN AMRO Bank NV
2.45%, 06/04/2020 (A)	319,000	314,181
4.75%, 07/28/2025 (A)	200,000	200,498
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (A)	400,000	398,612
Australia & New Zealand Banking Group, Ltd.
4.88%, 01/12/2021 (A)	100,000	103,185
Banco Santander SA
4.38%, 04/12/2028	200,000	189,694
Bank of America Corp.
Fixed until 04/24/2022, 2.88% (C), 04/24/2023	395,000	384,086
Fixed until 12/20/2022, 3.00% (C), 12/20/2023	237,000	229,993
Fixed until 10/01/2024, 3.09% (C), 10/01/2025, MTN	198,000	188,619
3.25%, 10/21/2027, MTN	942,000	873,741
Fixed until 01/23/2025, 3.37% (C), 01/23/2026	200,000	192,339
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	430,000	403,594

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp. (continued)
Fixed until 03/05/2023, 3.55% (C), 03/05/2024	$ 126,000	$ 124,553
Fixed until 04/24/2027, 3.71% (C), 04/24/2028	700,000	673,808
3.95%, 04/21/2025, MTN	368,000	360,309
Fixed until 03/05/2028, 3.97% (C), 03/05/2029, MTN	300,000	292,713
4.00%, 01/22/2025, MTN	400,000	394,745
4.25%, 10/22/2026, MTN	284,000	280,745
Bank of Montreal
2.35%, 09/11/2022, MTN	150,000	143,863
Bank of Nova Scotia
1.65%, 06/14/2019	160,000	158,841
1.85%, 04/14/2020 (E)	300,000	294,495
Barclays PLC
3.65%, 03/16/2025	200,000	187,816
3.68%, 01/10/2023	478,000	465,526
BB&T Corp.
5.25%, 11/01/2019	30,000	30,700
BNZ International Funding, Ltd.
2.10%, 09/14/2021 (A)	310,000	295,899
2.65%, 11/03/2022 (A)	250,000	238,414
BPCE SA
4.00%, 09/12/2023 (A)	250,000	246,642
4.63%, 07/11/2024 (A)	200,000	198,053
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	285,000	281,761
2.25%, 07/21/2020 (A)	234,000	230,143
Citigroup, Inc.
2.35%, 08/02/2021	154,000	149,352
2.65%, 10/26/2020	350,000	345,450
2.70%, 03/30/2021	108,000	106,177
2.75%, 04/25/2022	350,000	339,491
Fixed until 01/24/2022, 3.14% (C), 01/24/2023	213,000	208,901
3.20%, 10/21/2026	162,000	151,212
3.40%, 05/01/2026	150,000	142,564
Fixed until 07/24/2027, 3.67% (C), 07/24/2028	200,000	190,436
3.70%, 01/12/2026	400,000	388,105
3.88%, 03/26/2025	100,000	97,240
4.13%, 07/25/2028	48,000	46,374
4.40%, 06/10/2025	100,000	100,017
4.75%, 05/18/2046	140,000	136,560
5.30%, 05/06/2044	34,000	35,552
5.50%, 09/13/2025	115,000	122,514
5.88%, 01/30/2042	45,000	52,298
8.13%, 07/15/2039	28,000	40,417
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	37,626
4.30%, 12/03/2025	58,000	57,190
Commonwealth Bank of Australia
3.45%, 03/16/2023 (A)	230,000	227,768
3.90%, 03/16/2028 (A) (E)	230,000	227,610
4.50%, 12/09/2025 (A)	200,000	198,162
Cooperatieve Rabobank UA
4.38%, 08/04/2025	504,000	499,096
Credit Agricole SA
4.13%, 01/10/2027 (A)	250,000	241,899
Danske Bank A/S
2.00%, 09/08/2021 (A)	200,000	189,642
2.70%, 03/02/2022 (A)	200,000	191,715
Discover Bank
2.60%, 11/13/2018	100,000	99,993
4.20%, 08/08/2023	250,000	250,890
Fifth Third Bancorp
3.95%, 03/14/2028	160,000	157,078

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Fifth Third Bank
2.88%, 10/01/2021	$ 204,000	$ 200,540
HSBC Holdings PLC
3.60%, 05/25/2023	229,000	226,722
4.00%, 03/30/2022	107,000	108,309
Fixed until 03/13/2027, 4.04% (C), 03/13/2028	650,000	626,173
4.38%, 11/23/2026	200,000	196,570
4.88%, 01/14/2022	160,000	165,918
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	250,000	239,700
ING Groep NV
4.10%, 10/02/2023 (F)	580,000	580,432
Intesa Sanpaolo SpA
3.88%, 07/14/2027 (A)	200,000	170,681
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	195,093
4.58%, 12/10/2025	200,000	196,359
Macquarie Bank, Ltd.
2.40%, 01/21/2020 (A)	150,000	148,165
2.60%, 06/24/2019 (A)	187,000	186,534
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/2023	345,000	343,225
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (A)	300,000	294,175
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	65,000	64,157
MUFG Bank, Ltd.
2.35%, 09/08/2019 (A)	260,000	258,491
Nordea Bank AB
4.88%, 01/27/2020 (A)	100,000	102,184
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	91,000	90,546
4.38%, 08/11/2020	92,000	93,911
5.13%, 02/08/2020	65,000	66,669
6.70%, 06/10/2019	25,000	25,670
Royal Bank of Canada
2.00%, 10/01/2018 (E)	84,000	84,000
4.65%, 01/27/2026, MTN	225,000	230,124
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	200,000	194,272
Santander UK Group Holdings PLC
3.13%, 01/08/2021	150,000	147,952
4.75%, 09/15/2025 (A)	200,000	194,943
Societe Generale SA
4.25%, 04/14/2025 (A)	200,000	192,908
Stadshypotek AB
1.88%, 10/02/2019 (A)	250,000	247,263
Standard Chartered PLC
3.05%, 01/15/2021 (A) (E)	200,000	196,909
Fixed until 01/20/2022, 4.25% (C), 01/20/2023 (A) (F)	300,000	300,882
5.20%, 01/26/2024 (A)	200,000	203,538
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	119,000	115,149
2.63%, 07/14/2026	107,000	96,524
2.78%, 07/12/2022 - 10/18/2022	385,000	371,471
3.10%, 01/17/2023	155,000	150,839
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (A)	335,000	331,285
SunTrust Banks, Inc.
2.70%, 01/27/2022	76,000	73,954
2.90%, 03/03/2021	59,000	58,324

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (C), 09/15/2031	$ 110,000	$ 103,381
US Bancorp
2.38%, 07/22/2026, MTN	100,000	90,580
US Bank NA
2.80%, 01/27/2025	250,000	237,928
Wells Fargo & Co.
3.00%, 02/19/2025, MTN	213,000	201,624
3.30%, 09/09/2024, MTN	700,000	678,568
3.50%, 03/08/2022, MTN	150,000	149,784
4.10%, 06/03/2026, MTN	258,000	255,029
4.65%, 11/04/2044, MTN	184,000	179,098
4.75%, 12/07/2046, MTN	143,000	142,452
4.90%, 11/17/2045, MTN	112,000	113,472
Wells Fargo Bank NA
2.15%, 12/06/2019, MTN	390,000	386,248
Westpac Banking Corp.
2.00%, 03/03/2020 (A)	304,000	299,261
2.85%, 05/13/2026	150,000	138,795
Fixed until 11/23/2026, 4.32% (C), 11/23/2031, MTN	180,000	173,448

		24,329,126

Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	646,000	638,677
3.65%, 02/01/2026	390,000	378,961
4.70%, 02/01/2036	1,027,000	1,028,378
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 04/15/2058	50,000	48,532
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	150,000	150,029
Diageo Investment Corp.
8.00%, 09/15/2022	100,000	116,323
Keurig Dr. Pepper, Inc.
3.13%, 12/15/2023	110,000	104,844
3.43%, 06/15/2027 (E)	50,000	46,219
4.42%, 05/25/2025 (A)	86,000	86,363
4.99%, 05/25/2038 (A)	124,000	125,461
Molson Coors Brewing Co.
1.45%, 07/15/2019	155,000	153,181
PepsiCo, Inc.
4.60%, 07/17/2045	78,000	83,046
4.88%, 11/01/2040	33,000	36,290

		2,996,304

Biotechnology - 0.3%
AbbVie, Inc.
3.60%, 05/14/2025	189,000	182,927
4.50%, 05/14/2035	200,000	192,101
Amgen, Inc.
4.66%, 06/15/2051	100,000	98,932
4.95%, 10/01/2041	100,000	103,312
5.70%, 02/01/2019	50,000	50,526
Celgene Corp.
3.63%, 05/15/2024	164,000	161,708
5.70%, 10/15/2040	114,000	121,597
Gilead Sciences, Inc.
1.95%, 03/01/2022 (E)	225,000	215,237
3.50%, 02/01/2025	65,000	63,860
3.65%, 03/01/2026	72,000	70,704
3.70%, 04/01/2024	374,000	375,158

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc. (continued)
4.00%, 09/01/2036	$ 49,000	$ 47,205
4.60%, 09/01/2035	65,000	67,020

		1,750,287

Building Products - 0.1%
Johnson Controls International PLC
3.75%, 12/01/2021	66,000	66,394
4.95% (G), 07/02/2064	120,000	114,220
5.25%, 12/01/2041	100,000	102,068
Masco Corp.
6.50%, 08/15/2032	130,000	142,482

		425,164

Capital Markets - 2.1%
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	200,000	187,792
2.60%, 08/17/2020, MTN	194,000	192,469
Fixed until 05/16/2022, 2.66% (C), 05/16/2023, MTN	257,000	248,713
3.25%, 09/11/2024, MTN	150,000	146,752
4.60%, 01/15/2020, MTN	30,000	30,608
CME Group, Inc.
5.30%, 09/15/2043	32,000	36,863
Credit Suisse AG
2.30%, 05/28/2019, MTN	250,000	249,219
Credit Suisse Group AG
4.28%, 01/09/2028 (A)	300,000	291,775
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 06/09/2023	250,000	246,985
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (A)	122,000	119,128
Deutsche Bank AG
3.30%, 11/16/2022	200,000	190,131
3.70%, 05/30/2024	267,000	251,403
4.25%, 10/14/2021	200,000	198,744
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (C), 10/31/2022	595,000	580,237
Fixed until 06/05/2022, 2.91% (C), 06/05/2023 (E)	160,000	154,754
3.00%, 04/26/2022	120,000	117,568
Fixed until 09/29/2024, 3.27% (C), 09/29/2025	403,000	385,067
3.50%, 01/23/2025 - 11/16/2026	417,000	398,187
Fixed until 06/05/2027, 3.69% (C), 06/05/2028	488,000	464,459
3.75%, 05/22/2025	745,000	730,174
3.85%, 01/26/2027	290,000	281,355
4.25%, 10/21/2025	100,000	99,089
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	88,000	90,232
Invesco Finance PLC
3.75%, 01/15/2026	94,000	92,458
4.00%, 01/30/2024	71,000	71,226
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (C), 11/28/2028 (A)	515,000	477,993
6.00%, 01/14/2020 (A)	300,000	309,976
6.25%, 01/14/2021 (A)	175,000	184,457
Morgan Stanley
2.20%, 12/07/2018, MTN	20,000	19,989
3.13%, 01/23/2023, MTN	400,000	390,054
Fixed until 07/22/2027, 3.59% (C), 07/22/2028	356,000	337,769
3.63%, 01/20/2027	200,000	192,055

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley (continued)
3.75%, 02/25/2023, MTN	$ 789,000	$ 788,852
Fixed until 01/24/2028, 3.77% (C), 01/24/2029, MTN	295,000	283,169
4.00%, 07/23/2025, MTN	664,000	661,786
4.10%, 05/22/2023, MTN	150,000	150,928
4.30%, 01/27/2045	92,000	88,636
4.35%, 09/08/2026, MTN	200,000	198,457
5.00%, 11/24/2025	269,000	278,600
5.50%, 07/24/2020 - 07/28/2021, MTN	334,000	349,499
5.75%, 01/25/2021	100,000	105,112
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (C), 05/08/2032	71,000	66,180
State Street Corp.
3.10%, 05/15/2023	48,000	46,939
3.55%, 08/18/2025	88,000	87,250
3.70%, 11/20/2023	231,000	232,484
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (A)	480,000	470,332
4.13%, 04/15/2026 (A)	200,000	198,336

		11,774,241

Chemicals - 0.3%
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	200,000	186,847
Albemarle Corp.
5.45%, 12/01/2044	50,000	52,192
Chevron Phillips Chemical Co.
3.70%, 06/01/2028 (A)	200,000	197,296
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (A)	181,000	175,699
Dow Chemical Co.
3.00%, 11/15/2022	130,000	126,716
5.25%, 11/15/2041	45,000	47,705
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	83,000	83,738
5.00%, 09/26/2048	89,000	89,256
Mosaic Co.
4.88%, 11/15/2041	8,000	7,359
5.45%, 11/15/2033	91,000	92,836
5.63%, 11/15/2043	120,000	122,851
Nutrien, Ltd.
3.38%, 03/15/2025	108,000	102,401
4.13%, 03/15/2035	200,000	183,033
Praxair, Inc.
2.65%, 02/05/2025	59,000	55,833
Sherwin-Williams Co.
3.13%, 06/01/2024	70,000	67,234
Union Carbide Corp.
7.50%, 06/01/2025	175,000	202,741
Westlake Chemical Corp.
4.38%, 11/15/2047	89,000	79,063

		1,872,800

Commercial Services & Supplies - 0.1%
Brambles USA, Inc.
4.13%, 10/23/2025 (A)	100,000	98,888
ERAC USA Finance LLC
4.50%, 08/16/2021 (A)	36,000	36,805
5.25%, 10/01/2020 (A)	48,000	49,565
5.63%, 03/15/2042 (A)	59,000	64,503
6.70%, 06/01/2034 (A)	152,000	182,000

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Republic Services, Inc.
2.90%, 07/01/2026	$ 49,000	$ 45,583

		477,344

Communications Equipment - 0.1%
Cisco Systems, Inc.
3.00%, 06/15/2022	111,000	110,431
3.63%, 03/04/2024	450,000	456,415
5.90%, 02/15/2039	70,000	87,119

		653,965

Construction & Engineering - 0.0% (D)
ABB Finance USA, Inc.
2.88%, 05/08/2022	29,000	28,462

Construction Materials - 0.0% (D)
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	186,532

Consumer Finance - 1.0%
American Express Co.
3.63%, 12/05/2024	104,000	101,980
American Express Credit Corp.
1.88%, 11/05/2018, MTN	111,000	110,978
2.25%, 05/05/2021, MTN	152,000	148,162
2.38%, 05/26/2020, MTN	290,000	286,408
2.70%, 03/03/2022, MTN	95,000	92,561
American Honda Finance Corp.
2.25%, 08/15/2019, MTN	317,000	315,531
2.30%, 09/09/2026, MTN	34,000	30,667
BMW US Capital LLC
2.25%, 09/15/2023 (A)	180,000	168,295
Capital One Financial Corp.
3.75%, 04/24/2024 - 07/28/2026	481,000	459,728
4.20%, 10/29/2025	50,000	48,860
Daimler Finance North America LLC
1.50%, 07/05/2019 (A)	155,000	153,479
1.75%, 10/30/2019 (A)	150,000	147,824
Ford Motor Credit Co. LLC
3.34%, 03/18/2021	450,000	443,595
3.81%, 01/09/2024	200,000	190,676
4.13%, 08/04/2025	200,000	189,006
General Motors Financial Co., Inc.
3.50%, 11/07/2024	220,000	207,401
3.70%, 05/09/2023	184,000	179,782
3.95%, 04/13/2024	310,000	301,490
4.30%, 07/13/2025	100,000	97,266
4.35%, 04/09/2025	135,000	132,473
Hyundai Capital America
2.40%, 10/30/2018 (A)	129,000	128,992
3.00%, 03/18/2021 (A)	200,000	195,410
John Deere Capital Corp.
2.45%, 09/11/2020, MTN	40,000	39,495
2.65%, 06/24/2024, MTN	150,000	142,605
2.70%, 01/06/2023, MTN	74,000	71,895
2.80%, 01/27/2023	73,000	71,067
2.80%, 09/08/2027, MTN (E)	200,000	185,832
3.15%, 10/15/2021, MTN	33,000	32,904
Nissan Motor Acceptance Corp.
1.90%, 09/14/2021 (A) (E)	78,000	74,298
2.55%, 03/08/2021 (A)	150,000	146,556
Synchrony Financial
3.70%, 08/04/2026	140,000	126,449

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Toyota Motor Credit Corp.
1.55%, 10/18/2019, MTN	$ 190,000	$ 187,484
2.13%, 07/18/2019, MTN	225,000	224,058

		5,433,207

Containers & Packaging - 0.1%
International Paper Co.
3.00%, 02/15/2027 (E)	143,000	131,291
7.30%, 11/15/2039	120,000	152,441
8.70%, 06/15/2038	50,000	69,169
WestRock Co.
3.75%, 03/15/2025 (A)	100,000	98,274

		451,175

Diversified Consumer Services - 0.3%
President & Fellows of Harvard College
3.30%, 07/15/2056	214,000	188,718
SART
4.75%, 07/15/2024	1,750,000	1,750,000

		1,938,718

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	157,000	151,264
3.50%, 01/15/2025	180,000	169,621
Aircastle, Ltd.
4.40%, 09/25/2023	175,000	175,023
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	150,000	136,903
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (A)	44,000	40,873
5.88%, 03/15/2021 (A)	170,000	179,284
BOC Aviation, Ltd.
2.75%, 09/18/2022 (A)	200,000	189,825
Brookfield Finance, Inc.
3.90%, 01/25/2028	84,000	79,844
4.70%, 09/20/2047	123,000	117,950
Carlyle Investment Management LLC
3-Month LIBOR + 2.00%, 4.40% (C), 07/15/2019 (H) (I)	14,368	14,297
CDP Financial, Inc.
4.40%, 11/25/2019 (A)	250,000	254,121
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (A)	240,000	227,536
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	1,431,000	1,346,792
Jefferies Group LLC
6.45%, 06/08/2027	56,000	60,662
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (A)	200,000	190,619
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	57,000	55,175
ORIX Corp.
2.90%, 07/18/2022	101,000	97,673
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	152,793
Protective Life Global Funding
2.00%, 09/14/2021 (A)	200,000	191,753
2.70%, 11/25/2020 (A)	250,000	246,474

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Voya Financial, Inc.
3.65%, 06/15/2026	$ 95,000	$ 90,505

		4,168,987

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
3.95%, 01/15/2025	295,000	290,455
4.13%, 02/17/2026	185,000	182,796
4.30%, 02/15/2030 (A)	596,000	573,171
4.30%, 12/15/2042	148,000	128,141
4.35%, 06/15/2045	49,000	42,212
4.50%, 05/15/2035	525,000	490,489
4.90%, 08/15/2037 (A)	374,000	358,912
5.25%, 03/01/2037	100,000	99,665
5.35%, 09/01/2040	203,000	201,322
5.80%, 02/15/2019	53,000	53,617
6.38%, 03/01/2041	100,000	110,187
British Telecommunications PLC
9.63%, 12/15/2030	150,000	213,056
Centel Capital Corp.
9.00%, 10/15/2019	40,000	41,800
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (A)	150,000	146,448
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	39,000	38,141
3.48%, 06/15/2050 (A)	41,000	39,894
Qwest Corp.
6.75%, 12/01/2021	148,000	157,952
Verizon Communications, Inc.
4.27%, 01/15/2036	330,000	314,487
4.40%, 11/01/2034	568,000	553,904
5.25%, 03/16/2037	183,000	195,109

		4,231,758

Electric Utilities - 1.3%
AEP Transmission Co. LLC
4.00%, 12/01/2046	93,000	88,154
Alabama Power Co.
3.75%, 03/01/2045	52,000	47,667
4.10%, 01/15/2042	66,000	62,386
5.60%, 03/15/2033	100,000	110,637
Appalachian Power Co.
6.70%, 08/15/2037	50,000	62,170
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	95,000	92,454
3.50%, 08/15/2046	94,000	82,750
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	82,000	81,323
3.50%, 02/01/2025	104,000	102,318
6.13%, 04/01/2036	74,000	89,583
Commonwealth Edison Co.
3.65%, 06/15/2046	81,000	73,381
Connecticut Light & Power Co.
4.00%, 04/01/2048 (E)	118,000	116,279
Duke Energy Carolinas LLC
6.00%, 12/01/2028 - 01/15/2038	148,000	175,926
Duke Energy Corp.
2.65%, 09/01/2026	149,000	134,718
Duke Energy Indiana LLC
3.75%, 05/15/2046	100,000	91,445
Duke Energy Progress LLC
3.70%, 10/15/2046	124,000	113,247
4.10%, 05/15/2042 - 03/15/2043	107,000	104,873
4.15%, 12/01/2044	65,000	63,466

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Edison International
2.95%, 03/15/2023	$ 100,000	$ 95,836
4.13%, 03/15/2028	65,000	64,330
Electricite de France SA
2.15%, 01/22/2019 (A)	80,000	79,867
2.35%, 10/13/2020 (A)	80,000	78,568
6.00%, 01/22/2114 (A)	150,000	146,246
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	176,047
3.63%, 05/25/2027 (A)	220,000	199,257
Entergy Arkansas, Inc.
3.50%, 04/01/2026	57,000	56,164
Entergy Corp.
2.95%, 09/01/2026	78,000	71,665
Entergy Louisiana LLC
2.40%, 10/01/2026	118,000	106,325
3.05%, 06/01/2031	94,000	85,309
Entergy Mississippi, Inc.
2.85%, 06/01/2028	83,000	75,916
Exelon Corp.
3.40%, 04/15/2026	63,000	60,284
3.50%, 06/01/2022	130,000	127,731
FirstEnergy Corp.
4.85%, 07/15/2047	53,000	53,915
Florida Power & Light Co.
4.95%, 06/01/2035	60,000	65,269
5.95%, 02/01/2038	50,000	61,119
Fortis, Inc.
3.06%, 10/04/2026	500,000	458,798
Hydro-Quebec
9.40%, 02/01/2021	250,000	283,737
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	123,064
Jersey Central Power & Light Co.
6.15%, 06/01/2037	70,000	81,857
7.35%, 02/01/2019	15,000	15,232
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	62,519	66,842
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	69,327
5.30%, 10/01/2041	100,000	110,084
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (A)	200,000	196,910
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	105,000	99,372
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (A)	110,000	109,003
Nevada Power Co.
5.38%, 09/15/2040	92,000	103,916
5.45%, 05/15/2041	50,000	56,836
7.13%, 03/15/2019	140,000	142,869
New England Power Co.
3.80%, 12/05/2047 (A) (E)	95,000	87,892
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (A)	95,000	90,333
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	53,000	52,710
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (A)	141,000	139,404
4.88%, 08/15/2019 (A)	40,000	40,620
Northern States Power Co.
6.25%, 06/01/2036	40,000	49,750
Ohio Power Co.
5.38%, 10/01/2021	50,000	52,924
Oncor Electric Delivery Co. LLC
7.00%, 09/01/2022	50,000	56,533

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co.
3.50%, 06/15/2025	$ 94,000	$ 89,686
4.50%, 12/15/2041	96,000	87,627
6.05%, 03/01/2034	250,000	284,161
PacifiCorp
2.95%, 02/01/2022	100,000	98,639
3.60%, 04/01/2024	105,000	104,630
Pennsylvania Electric Co.
3.25%, 03/15/2028 (A)	38,000	35,322
PPL Capital Funding, Inc.
3.40%, 06/01/2023	70,000	68,761
Progress Energy, Inc.
3.15%, 04/01/2022	54,000	53,085
Public Service Electric & Gas Co.
1.80%, 06/01/2019, MTN	30,000	29,797
Southern California Edison Co.
1.85%, 02/01/2022	35,000	34,071
5.55%, 01/15/2036	70,000	77,932
6.05%, 03/15/2039	60,000	70,853
Southern Co.
3.25%, 07/01/2026	91,000	84,871
Southern Power Co.
5.15%, 09/15/2041	130,000	131,123
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	102,608
Toledo Edison Co.
6.15%, 05/15/2037	200,000	239,792
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	62,000	56,444
Virginia Electric & Power Co.
4.45%, 02/15/2044	28,000	28,343
Wisconsin Electric Power Co.
3.10%, 06/01/2025	82,000	78,746
Xcel Energy, Inc.
6.50%, 07/01/2036	71,000	89,984

		7,631,113

Electrical Equipment - 0.0% (D)
Eaton Corp.
4.00%, 11/02/2032	21,000	20,775
5.80%, 03/15/2037	100,000	114,142
7.63%, 04/01/2024	75,000	87,024

		221,941

Electronic Equipment, Instruments & Components - 0.0% (D)
Arrow Electronics, Inc.
3.25%, 09/08/2024	66,000	62,381
3.88%, 01/12/2028	155,000	144,378
4.50%, 03/01/2023	30,000	30,333

		237,092

Energy Equipment & Services - 0.1%
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	100,000	105,274
Halliburton Co.
3.50%, 08/01/2023	157,000	156,429
7.45%, 09/15/2039	50,000	67,062
7.60%, 08/15/2096 (A)	50,000	65,104
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (A)	220,000	218,860
Schlumberger Investment SA
3.30%, 09/14/2021 (A)	41,000	40,975

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	$ 81,000	$ 77,646
3.50%, 01/15/2028 (A)	37,000	34,949

		766,299

Equity Real Estate Investment Trusts - 1.1%
American Tower Corp.
3.38%, 10/15/2026	100,000	93,136
3.50%, 01/31/2023	141,000	138,677
5.00%, 02/15/2024	86,000	89,927
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	330,000	319,925
3.50%, 11/15/2024, MTN	50,000	49,409
Boston Properties, LP
3.20%, 01/15/2025	100,000	95,680
3.65%, 02/01/2026	74,000	71,690
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	200,000	192,717
Crown Castle International Corp.
4.00%, 03/01/2027	47,000	45,538
5.25%, 01/15/2023	70,000	73,386
DDR Corp.
3.63%, 02/01/2025	198,000	187,606
Digital Realty Trust, LP
3.70%, 08/15/2027	77,000	73,150
Duke Realty, LP
3.25%, 06/30/2026	43,000	40,451
EPR Properties
4.50%, 06/01/2027	137,000	130,942
Equity Commonwealth
5.88%, 09/15/2020	312,000	320,824
ERP Operating, LP
2.85%, 11/01/2026	138,000	127,863
3.00%, 04/15/2023	50,000	48,724
3.50%, 03/01/2028	92,000	88,798
4.63%, 12/15/2021	46,000	47,425
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (A)	174,000	161,375
Goodman US Finance Three LLC
3.70%, 03/15/2028 (A)	108,000	100,948
Government Properties Income Trust
3.75%, 08/15/2019	860,000	863,208
4.00%, 07/15/2022	196,000	193,762
HCP, Inc.
3.40%, 02/01/2025	95,000	90,057
3.88%, 08/15/2024	225,000	219,998
4.20%, 03/01/2024	30,000	29,888
Liberty Property, LP
3.25%, 10/01/2026	53,000	49,342
National Retail Properties, Inc.
4.00%, 11/15/2025	204,000	200,706
Realty Income Corp.
3.25%, 10/15/2022	390,000	385,002
3.88%, 04/15/2025	160,000	158,705
4.65%, 03/15/2047	75,000	75,363
Scentre Group Trust 1 / Scentre Group Trust 2
2.38%, 11/05/2019 (A)	188,000	185,952
3.50%, 02/12/2025 (A)	300,000	288,365
Select Income REIT
3.60%, 02/01/2020	150,000	149,193
Senior Housing Properties Trust
3.25%, 05/01/2019	170,000	169,927
4.75%, 02/15/2028	150,000	145,049
Simon Property Group, LP
3.75%, 02/01/2024	200,000	200,445

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.
2.95%, 09/01/2026, MTN	$ 72,000	$ 65,950
Ventas Realty, LP
3.50%, 02/01/2025	54,000	51,557
3.85%, 04/01/2027	98,000	94,460
4.13%, 01/15/2026	45,000	44,298
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	320,000	321,060
Welltower, Inc.
4.50%, 01/15/2024	73,000	74,229

		6,554,707

Food & Staples Retailing - 0.2%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (A)	241,000	228,908
CVS Pass-Through Trust
5.93%, 01/10/2034 (A)	220,311	236,092
Kroger Co.
5.40%, 07/15/2040	12,000	12,289
Sysco Corp.
3.55%, 03/15/2025	105,000	102,729
3.75%, 10/01/2025	75,000	74,020
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	100,000	98,758
4.50%, 11/18/2034	185,000	182,136

		934,932

Food Products - 0.2%
Campbell Soup Co.
3.95%, 03/15/2025	250,000	241,699
Cargill, Inc.
3.30%, 03/01/2022 (A)	70,000	69,515
General Mills, Inc.
4.00%, 04/17/2025	165,000	163,315
4.20%, 04/17/2028 (E)	110,000	108,317
4.55%, 04/17/2038	45,000	43,137
Kellogg Co.
3.40%, 11/15/2027	48,000	44,616
Kraft Heinz Foods Co.
5.00%, 06/04/2042	59,000	56,335
6.88%, 01/26/2039	162,000	189,284
McCormick & Co., Inc.
3.15%, 08/15/2024	90,000	86,495
3.40%, 08/15/2027	132,000	125,628
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	70,000	70,828

		1,199,169

Gas Utilities - 0.3%
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	73,414
4.15%, 01/15/2043	138,000	134,076
8.50%, 03/15/2019	35,000	35,868
Boston Gas Co.
4.49%, 02/15/2042 (A)	26,000	26,250
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (A)	150,000	148,084
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100,000	115,468
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	59,000	58,105
KeySpan Gas East Corp.
2.74%, 08/15/2026 (A)	90,000	82,826
Korea Gas Corp.
1.88%, 07/18/2021 (A)	200,000	190,278

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities (continued)
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	$ 48,000	$ 45,034
3.25%, 06/15/2026	39,000	36,463
3.50%, 09/15/2021	75,000	74,802
3.95%, 10/01/2046	59,000	52,023
4.40%, 06/01/2043	63,000	60,534
5.88%, 03/15/2041	146,000	166,523
Southwest Gas Corp.
3.80%, 09/29/2046	111,000	99,570

		1,399,318

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories
2.80%, 09/15/2020	130,000	128,745
3.88%, 09/15/2025	129,000	129,835
Becton Dickinson and Co.
3.73%, 12/15/2024	19,000	18,608
Covidien International Finance SA
2.95%, 06/15/2023	85,000	82,680
Medtronic, Inc.
3.13%, 03/15/2022	90,000	89,384
4.38%, 03/15/2035	255,000	263,714
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	73,000	72,518

		785,484

Health Care Providers & Services - 0.7%
Aetna, Inc.
2.80%, 06/15/2023	75,000	71,862
4.50%, 05/15/2042	26,000	25,001
6.75%, 12/15/2037	50,000	62,708
Anthem, Inc.
3.30%, 01/15/2023	28,000	27,628
4.63%, 05/15/2042	50,000	48,859
4.65%, 01/15/2043 - 08/15/2044	184,000	181,073
CVS Health Corp.
2.75%, 12/01/2022	100,000	96,447
4.00%, 12/05/2023	223,000	223,459
4.10%, 03/25/2025	949,000	946,459
4.30%, 03/25/2028	254,000	252,008
4.78%, 03/25/2038	375,000	373,203
5.05%, 03/25/2048	209,000	213,774
Express Scripts Holding Co.
3.00%, 07/15/2023	76,000	73,182
3.50%, 06/15/2024	150,000	145,953
4.50%, 02/25/2026	285,000	287,553
4.80%, 07/15/2046	93,000	90,767
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	249,000	245,678
Magellan Health, Inc.
4.40%, 09/22/2024	333,000	321,338
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	76,910
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	37,048
Texas Health Resources
4.33%, 11/15/2055	250,000	253,588
UnitedHealth Group, Inc.
2.88%, 03/15/2023	50,000	48,753
4.63%, 07/15/2035	140,000	149,029

		4,252,280

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.0% (D)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	$ 105,000	$ 109,146
6.30%, 10/15/2037, MTN	63,000	76,024

		185,170

Household Durables - 0.0% (D)
Newell Brands, Inc.
2.60%, 03/29/2019	32,000	31,953

Household Products - 0.0% (D)
Procter & Gamble Co.
2.70%, 02/02/2026	200,000	189,633

Independent Power & Renewable Electricity Producers - 0.0% (D)
Exelon Generation Co. LLC
6.25%, 10/01/2039	150,000	163,313

Industrial Conglomerates - 0.0% (D)
Roper Technologies, Inc.
3.00%, 12/15/2020	42,000	41,728

Insurance - 1.2%
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	200,000	255,224
Allstate Corp.
3.15%, 06/15/2023	41,000	40,228
5.35%, 06/01/2033	50,000	55,264
American International Group, Inc.
3.75%, 07/10/2025	81,000	78,769
4.20%, 04/01/2028	55,000	54,421
4.70%, 07/10/2035	100,000	99,887
Aon PLC
3.50%, 06/14/2024	100,000	97,530
Assurant, Inc.
4.20%, 09/27/2023	225,000	223,746
Athene Global Funding
2.75%, 04/20/2020 (A)	246,000	242,924
4.00%, 01/25/2022 (A)	191,000	191,403
Athene Holding, Ltd.
4.13%, 01/12/2028	250,000	233,575
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	83,000	83,890
4.40%, 05/15/2042	221,000	225,277
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	50,000	48,601
CNA Financial Corp.
3.45%, 08/15/2027	150,000	138,888
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026, 4.00% (C), 07/24/2026 (A) (J)	207,000	193,027
Great-West Lifeco Finance Delaware, LP
4.15%, 06/03/2047 (A)	200,000	188,457
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (A)	42,000	41,175
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	200,000	189,538
Jackson National Life Global Funding
3.05%, 04/29/2026 (A)	245,000	228,907
3.25%, 01/30/2024 (A)	58,000	56,369
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 (A)	47,000	48,677
6.50%, 03/15/2035 (A)	230,000	268,809
Lincoln National Corp.
4.00%, 09/01/2023	150,000	151,694
6.15%, 04/07/2036	8,000	9,126

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (C), 02/24/2032	$ 270,000	$ 257,290
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (A)	26,000	29,160
7.63%, 11/15/2023 (A)	250,000	284,513
MassMutual Global Funding II
2.50%, 10/17/2022 (A) (E)	100,000	96,380
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (A)	350,000	326,953
3.88%, 04/11/2022 (A)	200,000	202,200
New York Life Global Funding
3.00%, 01/10/2028 (A)	162,000	152,118
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	200,000	200,103
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (C), 10/24/2067 (A)	124,000	111,502
Principal Life Global Funding II
2.38%, 11/21/2021 (A)	300,000	288,746
Progressive Corp.
Fixed until 03/15/2023, 5.38% (C), 03/15/2023 (J)	140,000	139,650
Prudential Financial, Inc.
3.91%, 12/07/2047	126,000	113,355
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	450,000	551,461
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (A)	100,000	98,981
3.05%, 01/20/2021 (A)	101,000	99,605
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (A)	100,000	97,014
4.90%, 09/15/2044 (A)	100,000	106,231
Torchmark Corp.
4.55%, 09/15/2028	135,000	135,652

		6,736,320

Interactive Media & Services - 0.1%
Tencent Holdings, Ltd.
3.60%, 01/19/2028 (A)	330,000	312,349

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024	197,000	190,070
3.88%, 08/22/2037	230,000	225,181
4.25%, 08/22/2057	300,000	299,859
4.80%, 12/05/2034	157,000	171,273
Booking Holdings, Inc.
2.75%, 03/15/2023	143,000	137,031

		1,023,414

IT Services - 0.1%
DXC Technology Co.
4.25%, 04/15/2024	86,000	86,217
IBM Credit LLC
2.65%, 02/05/2021	200,000	197,747
3.00%, 02/06/2023	300,000	294,920
Western Union Co.
3.60%, 03/15/2022	200,000	197,719

		776,603

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.0% (D)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	$ 77,000	$ 71,307
3.00%, 04/15/2023	57,000	55,262
4.15%, 02/01/2024	34,000	34,633

		161,202

Machinery - 0.2%
Caterpillar Financial Services Corp.
1.93%, 10/01/2021	118,000	113,464
2.85%, 06/01/2022, MTN	46,000	45,054
3.25%, 12/01/2024, MTN	130,000	127,863
Caterpillar, Inc.
2.60%, 06/26/2022	35,000	34,077
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	100,716
4.88%, 09/15/2041	280,000	306,638
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	80,000	79,231
Nvent Finance Sarl
4.55%, 04/15/2028 (A)	187,000	182,057
Parker-Hannifin Corp.
4.10%, 03/01/2047 (A)	58,000	56,789
4.45%, 11/21/2044, MTN	85,000	86,826
Xylem, Inc.
3.25%, 11/01/2026	33,000	30,993

		1,163,708

Media - 0.9%
21st Century Fox America, Inc.
6.55%, 03/15/2033	100,000	125,888
6.65%, 11/15/2037	50,000	66,103
7.30%, 04/30/2028	50,000	61,193
8.88%, 04/26/2023	80,000	96,420
9.50%, 07/15/2024	70,000	89,629
CBS Corp.
3.70%, 08/15/2024	287,000	279,032
4.00%, 01/15/2026	83,000	81,347
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	517,000	524,976
5.38%, 04/01/2038	105,000	102,133
6.38%, 10/23/2035	92,000	98,946
6.83%, 10/23/2055	125,000	137,969
Comcast Corp.
3.20%, 07/15/2036	200,000	166,882
4.00%, 11/01/2049	150,000	133,491
4.20%, 08/15/2034	267,000	257,078
4.25%, 01/15/2033	173,000	169,594
6.50%, 11/15/2035	486,000	586,478
Cox Communications, Inc.
3.25%, 12/15/2022 (A)	55,000	53,429
4.80%, 02/01/2035 (A)	350,000	326,670
Discovery Communications LLC
4.38%, 06/15/2021	80,000	81,524
6.35%, 06/01/2040	200,000	219,758
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	51,226
SES SA
3.60%, 04/04/2023 (A)	100,000	97,060
Time Warner Cable LLC
7.30%, 07/01/2038	100,000	114,542
8.75%, 02/14/2019	50,000	51,033

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	$ 225,000	$ 279,439
Viacom, Inc.
3.88%, 04/01/2024	128,000	125,757
4.38%, 03/15/2043	93,000	81,163
6.88%, 04/30/2036	150,000	170,796
Warner Media LLC
3.55%, 06/01/2024	425,000	412,162
3.60%, 07/15/2025	260,000	249,141

		5,290,859

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	200,000	184,339
Barrick Gold Corp.
6.45%, 10/15/2035	40,000	45,650
BHP Billiton Finance USA, Ltd.
5.00%, 09/30/2043	50,000	55,505
Nucor Corp.
6.40%, 12/01/2037	210,000	256,566
Vale Canada, Ltd.
7.20%, 09/15/2032	220,000	241,450
Vale Overseas, Ltd.
6.25%, 08/10/2026	40,000	43,836

		827,346

Multi-Utilities - 0.4%
Black Hills Corp.
2.50%, 01/11/2019	270,000	269,689
CMS Energy Corp.
2.95%, 02/15/2027	97,000	88,977
3.00%, 05/15/2026	73,000	68,307
3.88%, 03/01/2024	100,000	99,534
Consumers Energy Co.
3.25%, 08/15/2046	48,000	41,043
6.13%, 03/15/2019	100,000	101,524
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	43,705
4.15%, 05/15/2045	150,000	146,412
Dominion Energy, Inc.
1.60%, 08/15/2019	60,000	59,308
2.75%, 09/15/2022	93,000	89,675
2.85%, 08/15/2026	61,000	55,537
5.25%, 08/01/2033	100,000	105,572
DTE Electric Co.
3.70%, 03/15/2045	123,000	114,186
NiSource, Inc.
5.80%, 02/01/2042	118,000	130,229
6.25%, 12/15/2040	260,000	301,342
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	46,715
6.50%, 08/01/2038	45,000	57,985
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	30,658
6.63%, 11/15/2037	150,000	188,797
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	41,079
6.00%, 06/01/2026	50,000	56,415
Sempra Energy
4.05%, 12/01/2023	72,000	72,410
9.80%, 02/15/2019	50,000	51,277
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	141,384

		2,401,760

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail - 0.0% (D)
Dollar General Corp.
4.13%, 05/01/2028	$ 85,000	$ 83,826
Nordstrom, Inc.
4.00%, 10/15/2021	35,000	35,535

		119,361

Oil, Gas & Consumable Fuels - 2.6%
Anadarko Finance Co.
7.50%, 05/01/2031	100,000	122,677
Anadarko Petroleum Corp.
8.70%, 03/15/2019	80,000	82,010
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	107,000	109,587
Apache Corp.
2.63%, 01/15/2023	58,000	55,351
3.25%, 04/15/2022	12,000	11,812
4.75%, 04/15/2043	57,000	53,856
6.00%, 01/15/2037	56,000	61,196
APT Pipelines, Ltd.
4.25%, 07/15/2027 (A)	191,000	186,330
BP Capital Markets PLC
3.54%, 11/04/2024	300,000	298,276
3.81%, 02/10/2024	116,000	117,368
Buckeye Partners, LP
3.95%, 12/01/2026	23,000	21,206
4.88%, 02/01/2021	300,000	305,415
5.85%, 11/15/2043	100,000	96,435
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024 (E)	100,000	98,971
5.85%, 02/01/2035	70,000	77,657
6.45%, 06/30/2033	264,000	307,478
7.20%, 01/15/2032	20,000	24,721
Cenovus Energy, Inc.
6.75%, 11/15/2039	219,000	246,973
Chevron Corp.
1.79%, 11/16/2018	151,000	150,899
2.36%, 12/05/2022	60,000	57,828
2.57%, 05/16/2023	400,000	386,739
2.90%, 03/03/2024	54,000	52,560
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	230,000	226,722
CNOOC Finance USA LLC
3.50%, 05/05/2025	235,000	225,310
Ecopetrol SA
4.13%, 01/16/2025 (E)	100,000	97,000
5.38%, 06/26/2026	116,000	119,625
5.88%, 09/18/2023	71,000	75,650
Enable Midstream Partners, LP
4.95%, 05/15/2028	80,000	79,389
Enbridge, Inc.
3.70%, 07/15/2027 (E)	65,000	62,774
4.50%, 06/10/2044	100,000	97,052
Fixed until 03/01/2028, 6.25% (C), 03/01/2078	150,000	144,963
Encana Corp.
6.50%, 05/15/2019	40,000	40,866
7.20%, 11/01/2031	110,000	133,296
8.13%, 09/15/2030	100,000	127,986
Energy Transfer Partners, LP
3.60%, 02/01/2023	94,000	92,380
4.05%, 03/15/2025	123,000	120,400
4.75%, 01/15/2026	87,000	87,899
4.90%, 02/01/2024	199,000	205,107
6.05%, 06/01/2041	225,000	235,443
6.50%, 02/01/2042	39,000	42,831

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Eni SpA
4.00%, 09/12/2023 (A)	$ 200,000	$ 197,858
5.70%, 10/01/2040 (A)	125,000	131,609
Eni USA, Inc.
7.30%, 11/15/2027	70,000	82,785
EnLink Midstream Partners, LP
2.70%, 04/01/2019	131,000	130,573
Enterprise Products Operating LLC
3.75%, 02/15/2025	110,000	109,814
3.90%, 02/15/2024	158,000	159,420
4.95%, 10/15/2054	46,000	45,996
5.10%, 02/15/2045	39,000	41,083
5.75%, 03/01/2035	200,000	217,812
6.65%, 10/15/2034	100,000	121,415
7.55%, 04/15/2038	300,000	393,771
EOG Resources, Inc.
2.63%, 03/15/2023	36,000	34,691
EQT Corp.
3.90%, 10/01/2027	116,000	108,693
Equinor ASA
2.65%, 01/15/2024 (E)	214,000	204,934
3.25%, 11/10/2024	107,000	105,146
Kerr-McGee Corp.
7.88%, 09/15/2031	100,000	124,549
Kinder Morgan, Inc.
4.30%, 03/01/2028 (E)	375,000	371,808
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	64,622
4.20%, 12/01/2042	73,000	63,664
4.25%, 02/01/2021	167,000	169,656
Marathon Petroleum Corp.
3.63%, 09/15/2024	145,000	143,087
MPLX, LP
4.13%, 03/01/2027	104,000	101,297
4.88%, 12/01/2024	140,000	145,254
5.20%, 03/01/2047	54,000	54,109
Noble Energy, Inc.
3.90%, 11/15/2024	120,000	117,846
6.00%, 03/01/2041	200,000	214,001
Occidental Petroleum Corp.
3.00%, 02/15/2027	78,000	74,105
4.63%, 06/15/2045	39,000	40,520
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	29,544
4.90%, 03/15/2025	200,000	207,591
5.00%, 09/15/2023	65,000	67,741
6.65%, 10/01/2036	210,000	245,875
Petro-Canada
6.80%, 05/15/2038	50,000	63,509
7.88%, 06/15/2026	168,000	202,972
Petroleos Mexicanos
4.63%, 09/21/2023	208,000	206,128
4.88%, 01/18/2024	44,000	43,824
5.35%, 02/12/2028 (A)	99,000	93,307
6.35%, 02/12/2048 (A)	153,000	140,148
6.38%, 02/04/2021 - 01/23/2045	218,000	215,589
6.50%, 03/13/2027 (E)	643,000	656,824
6.75%, 09/21/2047	201,000	191,792
6.88%, 08/04/2026	357,000	376,599
Phillips 66
3.90%, 03/15/2028	140,000	138,079
4.30%, 04/01/2022	17,000	17,481
Phillips 66 Partners, LP
3.55%, 10/01/2026	34,000	32,068
4.90%, 10/01/2046	72,000	70,676

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	$ 250,000	$ 240,614
4.30%, 01/31/2043	100,000	84,989
4.65%, 10/15/2025	50,000	50,522
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	69,000	68,580
8.00%, 03/01/2032	56,000	71,927
Spectra Energy Partners, LP
3.50%, 03/15/2025	125,000	120,436
5.95%, 09/25/2043	63,000	71,026
Suncor Energy, Inc.
5.95%, 12/01/2034	140,000	160,332
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	47,000	46,845
4.95%, 01/15/2043	198,000	180,826
5.30%, 04/01/2044	50,000	47,928
5.35%, 05/15/2045	133,000	129,680
5.50%, 02/15/2020	180,000	184,737
5.95%, 12/01/2025	100,000	107,537
6.10%, 02/15/2042	150,000	158,239
TC PipeLines, LP
3.90%, 05/25/2027	70,000	66,451
Total Capital International SA
2.75%, 06/19/2021	250,000	247,397
3.75%, 04/10/2024	29,000	29,323
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	162,000	169,455
6.20%, 10/15/2037	100,000	116,764
Valero Energy Corp.
7.50%, 04/15/2032	65,000	82,778
Western Gas Partners, LP
4.00%, 07/01/2022	69,000	68,699
5.45%, 04/01/2044	168,000	158,262
Williams Cos., Inc.
3.90%, 01/15/2025	68,000	66,526
4.85%, 03/01/2048	133,000	128,569

		14,768,345

Personal Products - 0.0% (D)
Unilever Capital Corp.
3.38%, 03/22/2025 (E)	100,000	98,487

Pharmaceuticals - 0.3%
Allergan Funding SCS
3.45%, 03/15/2022	139,000	138,068
3.85%, 06/15/2024	302,000	298,707
Allergan, Inc.
3.38%, 09/15/2020	67,000	66,978
Baxalta, Inc.
3.60%, 06/23/2022	20,000	19,857
5.25%, 06/23/2045	9,000	9,667
Bayer US Finance II LLC
4.70%, 07/15/2064 (A)	97,000	81,948
Bayer US Finance LLC
3.38%, 10/08/2024 (A)	200,000	190,583
Johnson & Johnson
3.40%, 01/15/2038	247,000	230,699
4.38%, 12/05/2033	46,000	48,955
Merck & Co., Inc.
3.70%, 02/10/2045	20,000	19,045
Mylan NV
2.50%, 06/07/2019	89,000	88,674
3.95%, 06/15/2026	70,000	66,215
Mylan, Inc.
5.40%, 11/29/2043	50,000	47,741

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Pfizer, Inc.
1.45%, 06/03/2019	$ 159,000	$ 157,709
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	210,000	202,836
2.88%, 09/23/2023	111,000	105,709
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019	74,000	72,797

		1,846,188

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027 (A)	325,000	319,146

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	50,000	49,162
3.05%, 03/15/2022	87,000	86,079
3.45%, 09/15/2021	22,000	22,172
3.75%, 04/01/2024	124,000	125,399
4.38%, 09/01/2042	88,000	90,028
5.15%, 09/01/2043	154,000	172,677
6.15%, 05/01/2037	70,000	85,831
6.70%, 08/01/2028	50,000	60,885
Canadian Pacific Railway Co.
2.90%, 02/01/2025	208,000	197,746
6.13%, 09/15/2115	57,000	67,325
7.13%, 10/15/2031	50,000	62,778
CSX Corp.
5.50%, 04/15/2041	37,000	41,361
Norfolk Southern Corp.
3.95%, 10/01/2042	35,000	32,679
4.05%, 08/15/2052	150,000	140,358
Ryder System, Inc.
2.50%, 05/11/2020, MTN	113,000	111,628
2.65%, 03/02/2020, MTN	79,000	78,320
Union Pacific Corp.
4.10%, 09/15/2067	80,000	70,840
Union Pacific Railroad Co. Pass-Through Trust
4.70%, 01/02/2024	32,664	33,499

		1,528,767

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.
3.13%, 12/05/2023	73,000	70,588
4.50%, 12/05/2036	140,000	136,258
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	422,000	410,010
Intel Corp.
3.70%, 07/29/2025	107,000	107,717
4.00%, 12/15/2032	221,000	224,370
QUALCOMM, Inc.
3.25%, 05/20/2027	157,000	147,757

		1,096,700

Software - 0.5%
Microsoft Corp.
1.55%, 08/08/2021	100,000	95,982
2.38%, 05/01/2023	54,000	52,247
3.30%, 02/06/2027	139,000	136,335
3.50%, 02/12/2035	185,000	178,454

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Microsoft Corp. (continued)
3.95%, 08/08/2056	$ 88,000	$ 86,091
4.00%, 02/12/2055	57,000	56,489
4.10%, 02/06/2037	250,000	258,236
4.20%, 11/03/2035	103,000	107,446
4.50%, 02/06/2057	170,000	183,467
4.75%, 11/03/2055	109,000	123,223
Oracle Corp.
2.95%, 11/15/2024	500,000	482,902
3.90%, 05/15/2035	240,000	232,266
4.30%, 07/08/2034	200,000	204,237
6.13%, 07/08/2039	82,000	100,990
VMware, Inc.
2.95%, 08/21/2022	288,000	277,214

		2,575,579

Specialty Retail - 0.1%
AutoZone, Inc.
2.50%, 04/15/2021	100,000	97,407
Home Depot, Inc.
2.13%, 09/15/2026	104,000	93,204
2.63%, 06/01/2022	40,000	39,190
4.20%, 04/01/2043	121,000	121,895
Lowe’s Cos., Inc.
3.13%, 09/15/2024	75,000	73,353
3.38%, 09/15/2025	119,000	117,124
4.65%, 04/15/2042	54,000	56,176
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	124,000	117,630

		715,979

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.45%, 08/04/2026	259,000	238,847
2.85%, 05/11/2024	199,000	192,920
2.90%, 09/12/2027	274,000	258,227
3.00%, 02/09/2024 - 06/20/2027	604,000	585,660
3.20%, 05/13/2025 - 05/11/2027	335,000	326,582
3.35%, 02/09/2027	276,000	269,989
3.45%, 05/06/2024 - 02/09/2045	205,000	192,189
3.75%, 09/12/2047	350,000	329,041
3.85%, 08/04/2046	181,000	173,572
4.50%, 02/23/2036	85,000	91,383
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	390,000	416,845
Hewlett Packard Enterprise Co.
2.85%, 10/05/2018	27,000	27,001

		3,102,256

Tobacco - 0.0% (D)
BAT Capital Corp.
4.39%, 08/15/2037 (A)	68,000	63,263

Trading Companies & Distributors - 0.1%
Air Lease Corp.
3.25%, 03/01/2025	194,000	181,341
International Lease Finance Corp.
5.88%, 08/15/2022	200,000	211,567
8.63%, 01/15/2022	200,000	227,307

		620,215

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	100,000	94,551

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
Penske Truck Leasing Co., LP / PTL Finance Corp. (continued)
3.38%, 02/01/2022 (A)	$ 150,000	$ 147,901
4.13%, 08/01/2023 (A)	127,000	126,791

		369,243

Water Utilities - 0.1%
American Water Capital Corp.
3.40%, 03/01/2025	183,000	179,718
4.00%, 12/01/2046	86,000	80,470

		260,188

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
6.13%, 03/30/2040	100,000	118,233
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	125,000	122,280
Rogers Communications, Inc.
8.75%, 05/01/2032	50,000	65,867
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (A)	324,000	322,785
Vodafone Group PLC
4.13%, 05/30/2025	170,000	168,685
5.00%, 05/30/2038	147,000	144,948
5.25%, 05/30/2048	172,000	172,687

		1,115,485

Total Corporate Debt Securities (Cost $140,945,088)		137,682,308

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	200,000
5.00%, 06/15/2045	200,000	199,800
7.38%, 09/18/2037	100,000	126,000

		525,800

Israel - 0.8%
Israel Government AID Bond
5.50%, 09/18/2033	100,000	122,612
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	794,992
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	3,480,000	2,862,026
Series 2004-Z,
08/15/2023	1,000,000	858,085

		4,637,715

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028 (E)	210,000	200,025
4.13%, 01/21/2026	200,000	198,210
4.35%, 01/15/2047	104,000	94,277
5.55%, 01/21/2045	448,000	476,000
4.75%, 03/08/2044, MTN	60,000	57,330

		1,025,842

Panama - 0.0% (D)
Panama Government International Bond
4.50%, 04/16/2050	200,000	198,302

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.0% (D)
Peru Government International Bond
5.63%, 11/18/2050	$ 36,000	$ 42,732

Supranational - 0.1%
African Development Bank
8.80%, 09/01/2019	225,000	236,143

Total Foreign Government Obligations (Cost $6,859,699)		6,666,534

MORTGAGE-BACKED SECURITIES - 4.0%
Ajax Mortgage Loan Trust
Series 2016-2, Class A,
4.13% (C), 10/25/2056 (A)	227,408	226,135
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	227,424	233,116
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	167,515	161,445
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	57,202	53,933
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) * 1-Month LIBOR + 4.75%, 2.53% (C), 07/25/2035	288,953	21,730
Series 2005-22T1, Class A2,
(1.00) * 1-Month LIBOR + 5.07%, 2.85% (C), 06/25/2035	591,394	48,469
Series 2005-J1, Class 1A4,
(1.00) * 1-Month LIBOR + 5.10%, 2.88% (C), 02/25/2035	66,790	1,187
Americold LLC
Series 2010-ARTA, Class A2FL,
1-Month LIBOR + 1.50%, 3.63% (C), 01/14/2029 (A)	116,636	116,590
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	98,711
Series 2014-520M, Class C,
4.35% (C), 08/15/2046 (A)	200,000	187,964
BAMLL Re-REMIC Trust
Series 2015-FR11, Class A705,
0.89% (C), 09/27/2044 (A)	43,967	43,845
Banc of America Funding Trust
Series 2005-E, Class 4A1,
4.13% (C), 03/20/2035	48,445	49,067
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	19,207	16,207
Series 2005-7, Class 30,
11/25/2035	22,707	18,877
Series 2005-8, Class 30,
01/25/2036	6,077	4,572
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
4.76% (C), 11/25/2033	75,711	76,370
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	550,000	539,538
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	67,000	65,679

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust
Series 2010-RR7, Class 2A1,
3.65% (C), 07/26/2045 (A)	$ 58,454	$ 57,904
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1-Month LIBOR + 0.64%, 2.86% (C), 07/25/2034	145,271	144,684
Bear Stearns ARM Trust
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 3.67% (C), 02/25/2036	59,270	59,775
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR9, Class C,
5.06% (C), 09/11/2042	78,008	78,000
CD Mortgage Trust
Series 2006-CD3, Class AM,
5.65%, 10/15/2048	284,065	292,342
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.13% (C), 02/25/2037	80,727	81,873
Series 2007-A2, Class 2A1,
4.12% (C), 07/25/2037	35,081	35,739
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	57,033	58,090
Series 2004-3, Class A4,
5.75%, 04/25/2034	34,220	35,105
Series 2004-7, Class 2A1,
3.94% (C), 06/25/2034	20,299	20,825
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	1,156	1,160
Series 2004-HYB1, Class 2A,
3.63% (C), 05/20/2034	17,128	17,241
Series 2005-22, Class 2A1,
3.63% (C), 11/25/2035	112,586	100,293
Citigroup Mortgage Loan Trust
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	18,116	18,368
COMM Mortgage Trust
Series 2013-SFS, Class A2,
3.09% (C), 04/12/2035 (A)	125,000	122,076
Series 2014-PAT, Class A,
1-Month LIBOR + 0.80%, 2.93% (C), 08/13/2027 (A)	198,000	198,000
Series 2014-TWC, Class A,
1-Month LIBOR + 0.85%, 2.98% (C), 02/13/2032 (A)	2,015,000	2,016,888
Series 2014-TWC, Class B,
1-Month LIBOR + 1.60%, 3.75% (C), 02/13/2032 (A)	500,000	500,937
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	424,368
Series 2018-HOME, Class A,
3.82% (C), 04/10/2033 (A)	1,160,000	1,149,415
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.93% (C), 07/10/2038	13,825	13,822
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	22,621	23,232
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	3,492	3,503

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	$ 34,443	$ 34,839
Federal Home Loan Mortgage Corp.
Series K070, Class A2,
3.30% (C), 11/25/2027	553,000	541,460
Series K077, Class AM,
3.85% (C), 05/25/2028	1,340,000	1,351,776
Series W5FX, Class AFX,
3.34% (C), 04/25/2028	465,000	449,847
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2004-C3, Class B,
4.97%, 12/10/2041	17,017	17,022
GS Mortgage Securities Corp. II
Series 2013-KING, Class A,
2.71%, 12/10/2027 (A)	122,311	121,708
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	750,000	752,376
GS Mortgage Securities Trust
Series 2011-GC5, Class D,
5.56% (C), 08/10/2044 (A)	103,000	101,050
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 2.57% (C), 03/25/2035 (A)	152,663	142,757
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.57% (C), 09/25/2035 (A)	94,213	84,245
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	54,921	56,417
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	25,057	25,750
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	54,250	57,012
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	71,364	60,861
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (C), 08/25/2022 (A)	1,135,000	1,123,650
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.57% (C), 05/25/2036	99,021	97,961
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.57% (C), 08/25/2036	19,321	18,901
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	765,000	758,668
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-CBX, Class B,
5.02% (C), 01/12/2037	196,345	198,089
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.29% (C), 05/15/2045	92,234	125
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
3.98% (C), 11/25/2033	28,625	29,273

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	$ 154,000	$ 153,916
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.18% (C), 04/21/2034	38,496	39,531
Series 2004-13, Class 3A7,
4.42% (C), 11/21/2034	20,875	21,418
Series 2004-3, Class 4A2,
3.74% (C), 04/25/2034	24,752	23,152
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	3,822	3,830
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	1,875	1,873
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
05/28/2035 (A)	15,773	12,718
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 2.84% (C), 10/25/2028	300,370	298,193
Series 2004-1, Class 2A1,
4.05% (C), 12/25/2034	61,635	62,022
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 2.68% (C), 04/25/2029	197,102	194,395
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	350,000	351,979
Morgan Stanley Capital I Trust
Series 2011-C3, Class A3,
4.05%, 07/15/2049	74,672	75,145
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (A)	11,009	10,954
Series 2012-XA, Class B,
0.25%, 07/27/2049 (A)	28,754	27,037
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	9,340	9,493
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,096	10,359
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	170,850	39,639
RALI Trust
Series 2002-QS16, Class A3,
(2.09) * 1-Month LIBOR + 16.62%, 11.99% (C), 10/25/2017	53	54
Series 2003-QS3, Class A2,
(2.20) * 1-Month LIBOR + 16.50%, 11.63% (C), 02/25/2018	79	85
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	4,441	4,432
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	156,183
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 2.93% (C), 04/20/2033	117,076	114,924

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust (continued)
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.77% (C), 12/20/2034	$ 97,760	$ 96,317
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 2.87% (C), 09/20/2034	220,844	217,386
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 2.85% (C), 10/20/2034	176,731	172,854
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
4.23% (C), 02/25/2034	244,596	246,280
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 2.87% (C), 01/19/2034	276,409	270,001
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 2.87% (C), 03/19/2034	250,784	247,652
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 2.83% (C), 10/19/2034	42,293	41,757
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.42% (C), 07/19/2035	125,624	122,165
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1A1,
5.50%, 10/25/2033	53,698	54,625
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
3.25% (C), 12/25/2044	90,336	90,939
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class C,
5.48% (C), 08/15/2039	240,000	240,062
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	231,000	229,496
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	130,000	130,174
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	283,156
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.49% (C), 05/10/2063 (A)	755,750	30,448
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56% (C), 12/15/2020	1,200,000	1,200,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	535,605
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (A)	400,000	403,439
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.10% (C), 03/15/2045 (A)	588,048	4

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
4.23% (C), 10/25/2033	$ 89,575	$ 90,828
Series 2003-AR6, Class A1,
4.23% (C), 06/25/2033	24,838	25,124
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	46,507	47,893
Series 2003-S9, Class A8,
5.25%, 10/25/2033	47,051	48,030
Series 2004-AR3, Class A2,
3.95% (C), 06/25/2034	15,788	16,105
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	138,738	133,788
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) * 1-Month LIBOR + 5.05%, 2.83% (C), 04/25/2035	450,756	34,880
Series 2005-3, Class CX,
5.50%, 05/25/2035	159,188	29,928
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
03/25/2033	2,178	1,911
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.80% (C), 03/18/2028 (A)	400,000	395,889
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	736,001	735,274
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,042,163
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
4.47% (C), 06/25/2033	76,344	77,298
Series 2003-K, Class 1A1,
3.99% (C), 11/25/2033	10,953	11,142
Series 2004-EE, Class 3A1,
4.37% (C), 12/25/2034	71,947	74,758
Series 2004-I, Class 1A1,
4.12% (C), 07/25/2034	74,594	76,453
Series 2004-P, Class 2A1,
4.63% (C), 09/25/2034	75,579	77,709
Series 2004-V, Class 1A1,
4.37% (C), 10/25/2034	22,262	22,651
Series 2005-AR16, Class 2A1,
3.80% (C), 02/25/2034	63,345	65,008
Series 2005-AR3, Class 1A1,
4.39% (C), 03/25/2035	261,037	268,854
Series 2005-AR8, Class 2A1,
4.11% (C), 06/25/2035	18,055	18,524

Total Mortgage-Backed Securities (Cost $22,984,073)		22,958,764

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (D)
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	65,000	81,014

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	$ 225,000	$ 233,161
5.65%, 11/01/2040	155,000	186,919

		420,080

Ohio - 0.0% (D)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	106,000	100,490
4.80%, 06/01/2111	130,000	139,515

		240,005

Total Municipal Government Obligations (Cost $708,275)		741,099

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.1%
Federal Home Loan Banks
5.50%, 07/15/2036	150,000	190,831
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 2.71% (C), 07/15/2042 - 03/15/2044	1,714,974	1,729,956
3.00%, 08/15/2042 - 01/15/2044	2,961,089	2,869,938
12-Month LIBOR + 1.69%, 3.44% (C), 12/01/2036	4,316	4,521
12-Month LIBOR + 1.67%, 3.46% (C), 11/01/2036	26,645	27,845
3.50%, 01/01/2032 - 06/01/2043	2,683,066	2,656,490
1-Year CMT + 2.36%, 3.61% (C), 10/01/2036	31,687	33,648
1-Year CMT + 2.25%, 3.70% (C), 01/01/2035	28,560	30,119
6-Month LIBOR + 1.75%, 3.92% (C), 10/01/2036	23,644	24,611
1-Year CMT + 2.25%, 3.92% (C), 02/01/2036	85,120	89,529
4.00%, 06/01/2042 - 01/01/2046	2,654,057	2,705,283
1-Year CMT + 2.37%, 4.01% (C), 09/01/2034	46,227	48,752
1-Year CMT + 2.25%, 4.12% (C), 05/01/2036	24,410	25,747
6-Month LIBOR + 1.66%, 4.16% (C), 08/01/2036	26,755	27,747
6-Month LIBOR + 1.76%, 4.24% (C), 07/01/2036	37,861	39,430
12-Month LIBOR + 1.94%, 4.32% (C), 06/01/2036	102,952	108,746
6-Month LIBOR + 1.91%, 4.35% (C), 03/01/2037	29,265	30,643
4.50%, 05/01/2041	261,035	272,313
6-Month LIBOR + 2.11%, 4.61% (C), 02/01/2037	55,683	58,754
5.50%, 06/01/2020 - 08/01/2038	32,663	35,241
6.00%, 10/01/2019 - 12/01/2034	121,962	127,700
6.50%, 09/01/2019 - 11/01/2036	24,715	27,563
7.00%, 01/01/2031	62,354	67,708
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.27%, 01/25/2023	1,500,000	1,435,130
2.36%, 08/25/2022	811,582	791,224
2.60%, 09/25/2020	52,860	52,478
2.62%, 01/25/2023	1,250,000	1,218,302
2.72%, 07/25/2026	896,000	849,814
2.77%, 05/25/2025	750,000	722,975
2.81%, 09/25/2024	591,000	575,004
1-Month LIBOR + 0.70%, 2.81% (C), 09/25/2022	313,980	315,032

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
2.84%, 09/25/2022	$ 574,000	$ 564,515
2.93%, 01/25/2023	693,000	684,941
3.04%, 07/25/2024	2,500,000	2,453,982
3.08%, 01/25/2031	1,179,000	1,104,871
3.39%, 03/25/2024	857,000	861,119
3.49%, 01/25/2024	1,300,000	1,312,724
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.48% (C), 07/15/2037	240,034	240,423
1-Month LIBOR + 0.35%, 2.51% (C), 06/15/2043	1,053,460	1,050,761
1-Month LIBOR + 0.40%, 2.56% (C), 10/15/2041	336,833	338,651
1-Month LIBOR + 0.44%, 2.60% (C), 02/15/2037	9,045	9,059
1-Month LIBOR + 0.45%, 2.61% (C), 03/15/2039 - 08/15/2039	208,312	208,874
1-Month LIBOR + 0.55%, 2.71% (C), 08/15/2037	513,623	516,788
1-Month LIBOR + 0.68%, 2.84% (C), 11/15/2037	291,541	295,525
4.00%, 12/15/2041	345,298	353,280
5.00%, 12/15/2022 - 05/15/2041	618,804	652,572
5.50%, 12/15/2022 - 05/15/2038	599,469	639,469
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (C), 05/15/2041	88,547	88,218
6.00%, 05/15/2027 - 04/15/2036	1,095,692	1,181,378
6.38%, 03/15/2032	90,099	99,072
6.40%, 11/15/2023	23,286	24,111
6.50%, 08/15/2031 - 07/15/2036	468,125	518,356
7.00%, 03/15/2024 - 05/15/2032	738,789	811,263
7.25%, 09/15/2030 - 12/15/2030	180,421	201,984
(1.25) * 1-Month LIBOR + 10.13%, 7.43% (C), 07/15/2032	48,553	52,840
7.50%, 02/15/2023 - 08/15/2030	78,822	84,904
8.00%, 01/15/2030	144,363	164,711
8.50%, 09/15/2020	111	112
(2.00) * 1-Month LIBOR + 13.29%, 8.97% (C), 07/15/2033	33,867	36,670
(3.33) * 1-Month LIBOR + 17.50%, 10.31% (C), 02/15/2040	83,661	94,576
(1.83) * 1-Month LIBOR + 14.76%, 10.80% (C), 09/15/2033	7,369	8,546
(3.67) * 1-Month LIBOR + 24.49%, 16.58% (C), 06/15/2034	38,263	42,847
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.53% (C), 01/15/2040	123,030	5,013
(1.00) * 1-Month LIBOR + 6.00%, 3.84% (C), 11/15/2037 - 02/15/2039	114,520	12,541
(1.00) * 1-Month LIBOR + 6.20%, 4.04% (C), 06/15/2038	241,741	29,389
(1.00) * 1-Month LIBOR + 6.37%, 4.21% (C), 10/15/2037	471,619	59,943
(1.00) * 1-Month LIBOR + 6.42%, 4.26% (C), 11/15/2037	56,864	5,004
4.50%, 07/15/2037	2,654	2
(1.00) * 1-Month LIBOR + 6.80%, 4.64% (C), 04/15/2038	41,814	4,625
(1.00) * 1-Month LIBOR + 7.10%, 4.94% (C), 07/15/2036	14,193	842
(1.00) * 1-Month LIBOR + 8.00%, 5.84% (C), 03/15/2032	30,387	4,714
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
03/15/2019 - 01/15/2040	222,714	191,534

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 3.05% (C), 10/25/2044	$ 195,541	$ 194,668
5.54% (C), 07/25/2032	151,673	159,180
6.50%, 02/25/2043	142,454	159,568
7.00%, 02/25/2043	43,104	48,152
7.50% (C), 08/25/2042	64,013	73,682
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	45,130	9,453
Federal National Mortgage Association
Zero Coupon, 10/09/2019	675,000	656,396
1.94%, 07/01/2019	921,662	913,680
2.03%, 03/25/2019 - 08/01/2019	415,020	413,609
2.34%, 01/01/2023	911,909	881,273
2.38%, 12/01/2022 - 10/01/2026	1,928,287	1,829,879
2.39% (C), 01/25/2023	814,754	786,638
2.40%, 02/01/2023	989,562	960,302
1-Month LIBOR + 0.35%, 2.41% (C), 09/25/2042	513,360	510,716
1-Month LIBOR + 0.35%, 2.43% (C), 01/01/2023	882,447	879,308
2.46%, 02/01/2023	872,819	847,471
1-Month LIBOR + 0.26%, 2.48% (C), 11/25/2046	147,561	147,803
2.49%, 05/25/2026	1,000,000	930,676
2.51%, 06/01/2023	897,705	871,525
2.52%, 05/01/2023	1,000,000	968,674
1-Month LIBOR + 0.48%, 2.56% (C), 09/01/2024	921,166	917,054
1-Month LIBOR + 0.50%, 2.57% (C), 08/25/2019	42,467	42,423
2.57%, 08/01/2028	2,850,000	2,624,529
2.61% (C), 10/25/2021	894,814	882,126
2.65%, 08/01/2022	500,000	487,256
2.66%, 12/01/2022	986,939	962,908
2.67%, 07/01/2022	1,500,000	1,463,560
2.70%, 07/01/2026	1,500,000	1,422,844
2.71%, 04/01/2023	1,306,241	1,272,622
1-Month LIBOR + 0.55%, 2.77% (C), 08/25/2042	450,300	454,811
2.77%, 06/01/2023	855,173	834,828
2.90%, 06/25/2027	1,345,505	1,274,973
2.92%, 12/01/2024	1,000,000	974,168
2.97%, 06/01/2030	1,321,000	1,221,270
2.98%, 08/25/2029	733,000	682,400
1-Month LIBOR + 0.93%, 3.00% (C), 11/25/2022	368,327	371,738
3.00%, 01/01/2043	626,715	604,590
3.02% (C), 08/25/2024	636,000	625,379
3.03%, 12/01/2021	436,380	433,555
3.08%, 01/01/2028	2,000,000	1,918,400
3.09% (C), 04/25/2027	1,167,000	1,123,568
3.10%, 09/01/2025 - 01/01/2028	3,000,000	2,911,599
3.12%, 11/01/2026	986,629	959,686
3.14% (C), 03/25/2028	546,000	521,963
3.16%, 01/01/2030	2,000,000	1,909,113
3.18% (C), 06/25/2027	1,016,000	980,191
3.19% (C), 02/25/2030	392,000	369,161
3.24%, 10/01/2026 - 12/01/2026	1,932,584	1,898,513
3.26%, 04/01/2029	2,000,000	1,930,969
3.29%, 08/01/2026	2,500,000	2,465,660
3.30%, 12/01/2026 - 03/01/2029	2,188,785	2,137,519
3.30% (C), 04/25/2029	937,000	892,072
3.33%, 05/01/2028	2,089,796	2,053,325
3.34%, 02/01/2027 - 07/01/2030	2,000,000	1,949,323

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.36%, 12/01/2027	$ 1,053,943	$ 1,036,635
3.38%, 12/01/2023	1,482,469	1,482,373
3.42%, 05/01/2024	600,000	598,471
3.45%, 01/01/2024	974,941	977,650
3.50% (C), 07/25/2028	997,000	979,031
3.50%, 08/01/2032 - 01/01/2044	4,523,036	4,482,435
3.57%, 07/01/2028	1,203,016	1,200,084
3.59%, 10/01/2020	91,786	92,534
3.64%, 08/25/2030 (F)	2,200,000	2,180,899
3.67%, 09/01/2028	1,142,000	1,147,796
3.74%, 07/01/2023	485,568	492,110
1-Year CMT + 2.25%, 3.75% (C), 01/01/2036	30,571	32,198
3.76%, 06/25/2021 - 12/01/2035	2,156,370	2,169,980
12-Month LIBOR + 1.79%, 3.79% (C), 01/01/2038	7,202	7,450
3.86%, 07/01/2021	881,837	897,168
3.87%, 08/01/2021	892,117	906,876
3.92%, 08/01/2021	1,386,310	1,408,974
3.94%, 07/01/2021	500,000	508,413
3.97%, 06/01/2021 - 07/01/2021	899,044	914,297
3.98%, 08/01/2021	916,080	932,162
3.99%, 07/01/2021	368,262	374,739
4.00%, 07/01/2042 - 03/01/2048	3,703,686	3,756,830
4.02%, 08/01/2021 - 11/01/2028	1,517,905	1,551,364
4.05%, 08/01/2021	741,862	756,487
4.06%, 07/01/2021 - 09/01/2021	1,407,142	1,435,099
4.16%, 03/01/2021	438,461	447,089
4.23%, 03/01/2020	809,108	819,970
4.25%, 04/01/2021	500,000	511,561
4.26%, 06/01/2021	316,082	322,179
4.38%, 04/01/2020	142,165	144,685
4.45%, 07/01/2026	448,513	466,838
4.50%, 03/01/2019	4,973	5,036
4.65%, 06/01/2021	897,241	923,041
5.00%, 12/01/2018 (K)	391	402
5.00%, 04/01/2019 - 06/01/2048	1,577,490	1,667,541
5.50%, 07/01/2022 - 05/01/2036	212,673	223,539
6.00%, 12/01/2032 - 11/01/2037	340,019	368,162
6.50%, 08/01/2020 - 10/01/2036	59,157	64,947
8.00%, 11/01/2037	5,462	5,904
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 2.24% (C), 06/27/2036	29,394	28,852
1-Month LIBOR + 0.30%, 2.52% (C), 08/25/2041	208,655	208,626
1-Month LIBOR + 0.35%, 2.57% (C), 04/25/2035 - 08/25/2036	80,790	80,999
1-Month LIBOR + 0.40%, 2.62% (C), 10/25/2042	480,653	479,324
1-Month LIBOR + 0.50%, 2.72% (C), 05/25/2035 - 10/25/2042	1,026,608	1,033,847
3.00%, 01/25/2046	532,200	518,371
4.00%, 10/25/2025 - 04/25/2033	810,822	821,581
4.50%, 07/25/2029	1,000,000	1,028,402
(1.33) * 1-Month LIBOR + 7.47%, 4.66% (C), 08/25/2033	50,227	47,977
5.00%, 09/25/2023 - 08/25/2040	1,269,428	1,350,963
5.41% (C), 12/25/2042	110,918	114,869
5.50%, 04/25/2023 - 07/25/2038	1,389,247	1,472,689
5.75%, 06/25/2033	186,665	203,748
5.93% (C), 12/25/2042	59,884	64,586
6.00% (C), 07/25/2023	67,726	71,149
6.00%, 11/25/2032 - 11/25/2039	408,460	441,276
6.50%, 02/25/2022 - 05/25/2044	446,390	490,032
6.50% (C), 10/25/2042	22,163	24,251

The notes are an integral part of this report. Transamerica Series Trust	Page 21	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
7.00%, 03/25/2031 - 11/25/2041	$ 822,406	$ 920,748
(1.88) * 1-Month LIBOR + 11.28%, 7.11% (C), 07/25/2035	76,822	78,826
8.00%, 05/25/2022	8,850	9,330
(2.50) * 1-Month LIBOR + 13.75%, 8.49% (C), 07/25/2033	23,520	25,305
(1.67) * 1-Month LIBOR + 12.50%, 8.81% (C), 09/25/2033	9,726	10,514
(2.00) * 1-Month LIBOR + 14.00%, 9.57% (C), 03/25/2038	6,633	7,072
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (C), 03/25/2032	4,185	5,108
(2.75) * 1-Month LIBOR + 16.50%, 10.41% (C), 05/25/2034	22,349	25,136
(1.83) * 1-Month LIBOR + 14.48%, 10.42% (C), 12/25/2032	6,274	7,003
(2.00) * 1-Month LIBOR + 15.50%, 11.17% (C), 11/25/2031	21,285	25,793
(2.50) * 1-Month LIBOR + 17.38%, 11.84% (C), 07/25/2035	66,434	81,072
(2.75) * 1-Month LIBOR + 19.53%, 13.43% (C), 04/25/2034 - 05/25/2034	127,570	159,595
(2.75) * 1-Month LIBOR + 19.80%, 13.71% (C), 08/25/2032	5,578	5,653
(4.00) * 1-Month LIBOR + 24.00%, 15.14% (C), 05/25/2034	11,406	13,673
(3.50) * 1-Month LIBOR + 23.10%, 15.34% (C), 06/25/2035	53,550	60,392
(3.67) * 1-Month LIBOR + 24.57%, 16.44% (C), 03/25/2036	20,145	27,994
(4.00) * 1-Month LIBOR + 26.20%, 17.34% (C), 10/25/2036	7,497	10,021
(4.00) * 1-Month LIBOR + 26.56%, 17.70% (C), 12/25/2036	10,353	13,289
(3.25) * 1-Month LIBOR + 25.19%, 17.99% (C), 02/25/2032	2,679	3,513
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.91% (C), 08/25/2042	315,397	7,428
1.36% (C), 04/25/2041	84,450	4,226
1.52% (C), 01/25/2038	41,891	1,490
(1.00) * 1-Month LIBOR + 5.85%, 3.63% (C), 09/25/2038	137,164	12,001
(1.00) * 1-Month LIBOR + 5.91%, 3.69% (C), 02/25/2038	85,549	9,132
(1.00) * 1-Month LIBOR + 6.10%, 3.88% (C), 06/25/2037	42,217	4,510
(1.00) * 1-Month LIBOR + 6.18%, 3.96% (C), 12/25/2039	14,759	1,440
(1.00) * 1-Month LIBOR + 6.20%, 3.98% (C), 03/25/2038	13,175	1,551
(1.00) * 1-Month LIBOR + 6.42%, 4.20% (C), 04/25/2040	23,626	2,739
(1.00) * 1-Month LIBOR + 6.50%, 4.28% (C), 06/25/2023	11,573	381
(1.00) * 1-Month LIBOR + 6.53%, 4.31% (C), 01/25/2041	309,489	52,943
(1.00) * 1-Month LIBOR + 6.54%, 4.32% (C), 09/25/2037	52,041	8,216
(1.00) * 1-Month LIBOR + 6.55%, 4.33% (C), 02/25/2039	36,398	5,156
(1.00) * 1-Month LIBOR + 6.58%, 4.36% (C), 06/25/2036	34,063	4,142
(1.00) * 1-Month LIBOR + 6.70%, 4.48% (C), 03/25/2036	601,310	95,957

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 7.15%, 4.93% (C), 07/25/2037	$ 89,268	$ 16,303
6.50%, 05/25/2033	26,272	6,287
7.00%, 06/25/2033	34,858	8,260
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2032 - 12/25/2043	1,970,534	1,541,908
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	54,876	48,433
05/15/2030, MTN	400,000	264,550
FREMF Mortgage Trust
3.70% (C), 11/25/2049 (A)	529,000	503,469
3.81% (C), 01/25/2048 (A)	760,000	736,907
3.97% (C), 07/25/2049 (A)	420,000	421,051
4.21% (C), 11/25/2047 (A)	490,000	479,616
Government National Mortgage Association
1.65%, 01/20/2063	989,934	973,624
2.00%, 05/16/2049	127,609	121,962
2.07% (C), 07/16/2048	47,146	45,309
1-Month LIBOR + 0.30%, 2.38% (C), 08/20/2060	16,342	16,348
1-Month LIBOR + 0.34%, 2.42% (C), 12/20/2062	272,452	272,097
1-Month LIBOR + 0.40%, 2.48% (C), 12/20/2060	683,871	684,016
1-Month LIBOR + 0.41%, 2.49% (C), 03/20/2063	655,926	656,280
2.50%, 09/16/2056	52,548	51,038
1-Month LIBOR + 0.43%, 2.51% (C), 04/20/2060	96,059	96,022
1-Month LIBOR + 0.45%, 2.53% (C), 03/20/2060 - 08/20/2067	1,660,422	1,662,801
1-Month LIBOR + 0.47%, 2.55% (C), 01/20/2061 - 08/20/2065	3,187,700	3,196,252
1-Month LIBOR + 0.48%, 2.56% (C), 02/20/2065	1,150,414	1,157,044
1-Month LIBOR + 0.50%, 2.58% (C), 06/20/2064 - 07/20/2064	3,195,508	3,210,982
1-Month LIBOR + 0.52%, 2.60% (C), 10/20/2062 - 09/20/2065	904,762	908,744
1-Month LIBOR + 0.55%, 2.63% (C), 07/20/2062	17,134	17,182
1-Month LIBOR + 0.58%, 2.66% (C), 09/20/2062 - 05/20/2066	961,193	963,357
1-Month LIBOR + 0.65%, 2.73% (C), 01/20/2064 - 03/20/2064	2,396,283	2,412,660
1-Month LIBOR + 0.66%, 2.74% (C), 12/20/2065	446,731	451,839
1-Month LIBOR + 0.70%, 2.78% (C), 05/20/2061	24,905	24,965
1-Month LIBOR + 1.00%, 3.08% (C), 12/20/2066	479,750	491,497
3.50%, 11/20/2039 - 06/20/2046	1,771,059	1,758,184
4.50%, 05/20/2048	1,387,956	1,440,935
4.75% (C), 10/20/2043	855,034	898,835
5.00%, 04/16/2023	128,998	130,063
5.49% (C), 01/20/2038	365,764	394,343
5.50%, 01/16/2033 - 09/20/2039	1,414,730	1,531,770
5.56% (C), 07/20/2040	261,263	282,746
5.86% (C), 12/20/2038	106,539	116,317
6.00%, 09/20/2038 - 08/20/2039	205,523	225,716
6.50%, 10/16/2024 - 06/20/2033	1,044,609	1,154,050
7.33%, 11/20/2030	14,721	16,436
9.00%, 05/16/2027	9,001	8,993

The notes are an integral part of this report. Transamerica Series Trust	Page 22	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
(2.00) * 1-Month LIBOR + 13.40%, 9.07% (C), 10/20/2037	$ 25,026	$ 26,451
(2.41) * 1-Month LIBOR + 16.43%, 11.23% (C), 06/17/2035	18,084	19,825
(2.20) * 1-Month LIBOR + 16.72%, 11.97% (C), 05/18/2034	1,155	1,275
(3.00) * 1-Month LIBOR + 20.21%, 13.71% (C), 09/20/2037	10,947	12,761
(2.75) * 1-Month LIBOR + 19.66%, 13.73% (C), 04/16/2034	39,207	50,469
(3.50) * 1-Month LIBOR + 23.28%, 15.70% (C), 04/20/2037	38,145	47,196
(4.91) * 1-Month LIBOR + 29.46%, 18.83% (C), 09/20/2034	20,448	26,761
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.70%, 3.53% (C), 12/20/2038	42,750	3,571
(1.00) * 1-Month LIBOR + 5.83%, 3.66% (C), 02/20/2038	72,045	7,393
(1.00) * 1-Month LIBOR + 6.00%, 3.83% (C), 11/20/2037	65,581	7,027
(1.00) * 1-Month LIBOR + 6.08%, 3.91% (C), 06/20/2039	46,053	4,668
(1.00) * 1-Month LIBOR + 6.10%, 3.93% (C), 10/20/2034	87,689	10,526
(1.00) * 1-Month LIBOR + 6.10%, 3.94% (C), 02/16/2039	26,006	2,893
(1.00) * 1-Month LIBOR + 6.20%, 4.03% (C), 03/20/2037 - 06/20/2038	145,647	15,326
(1.00) * 1-Month LIBOR + 6.27%, 4.10% (C), 04/20/2039	58,271	5,453
(1.00) * 1-Month LIBOR + 6.30%, 4.13% (C), 09/20/2035 - 03/20/2039	185,841	19,549
(1.00) * 1-Month LIBOR + 6.40%, 4.24% (C), 05/16/2038 - 06/16/2039	198,627	21,566
(1.00) * 1-Month LIBOR + 6.47%, 4.31% (C), 06/16/2037	57,969	6,618
(1.00) * 1-Month LIBOR + 6.55%, 4.38% (C), 11/20/2037 - 12/20/2037	61,404	7,228
(1.00) * 1-Month LIBOR + 6.75%, 4.58% (C), 07/20/2037	119,141	14,842
(1.00) * 1-Month LIBOR + 6.78%, 4.61% (C), 08/20/2037	81,912	9,048
(1.00) * 1-Month LIBOR + 6.81%, 4.65% (C), 04/16/2037	38,008	5,428
5.50%, 10/16/2037	102,795	11,798
(1.00) * 1-Month LIBOR + 7.95%, 5.79% (C), 04/16/2032	67,277	10,491
6.50%, 03/20/2039	32,233	8,493
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	171,087	149,762
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 01/15/2021	8,265,000	7,863,576
Resolution Funding Corp., Principal Only STRIPS
01/15/2026 - 10/15/2027	335,000	256,983
Tennessee Valley Authority
4.25%, 09/15/2065	397,000	433,773
4.63%, 09/15/2060	257,000	300,149
5.88%, 04/01/2036	550,000	706,006
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 03/15/2032	1,250,000	964,261
01/15/2038	150,000	71,183

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	$ 291,292	$ 317,420

Total U.S. Government Agency Obligations (Cost $178,005,922)		173,315,372

U.S. GOVERNMENT OBLIGATIONS - 25.0%
U.S. Treasury - 24.8%
U.S. Treasury Bond
2.50%, 02/15/2045	1,400,000	1,226,148
2.75%, 08/15/2042 - 11/15/2042	448,000	414,639
2.88%, 05/15/2043 - 08/15/2045	5,570,000	5,264,701
3.00%, 02/15/2048	240,000	230,972
3.13%, 02/15/2043 - 05/15/2048	1,599,000	1,578,670
3.63%, 08/15/2043 - 02/15/2044	1,999,000	2,146,004
3.75%, 11/15/2043	2,848,000	3,118,449
3.88%, 08/15/2040	1,020,000	1,132,479
4.25%, 05/15/2039 - 11/15/2040	1,400,000	1,638,125
4.38%, 02/15/2038 - 05/15/2041	6,258,000	7,399,050
4.50%, 02/15/2036 - 08/15/2039	6,044,000	7,243,401
5.25%, 02/15/2029	130,000	155,188
5.38%, 02/15/2031	42,400	52,395
U.S. Treasury Bond, Principal Only STRIPS
08/15/2019 - 11/15/2041	72,199,260	51,355,047
U.S. Treasury Note
0.88%, 07/31/2019	70,000	69,016
1.00%, 11/30/2019	400,000	392,234
1.13%, 07/31/2021	3,000,000	2,857,383
1.25%, 07/31/2023	3,000,000	2,771,836
1.38%, 01/31/2021 - 09/30/2023	11,180,000	10,615,994
1.50%, 01/31/2022 - 08/15/2026	3,442,000	3,280,224
1.63%, 07/31/2019 - 02/15/2026	9,539,500	9,080,852
1.75%, 09/30/2022 - 01/31/2023	2,728,000	2,601,456
1.88%, 08/31/2024	163,000	153,252
2.00%, 10/31/2021 - 11/15/2026	12,945,500	12,478,032
2.13%, 02/29/2024 - 05/15/2025	3,683,000	3,511,415
2.25%, 11/15/2024 - 02/15/2027	1,840,000	1,747,539
2.50%, 05/31/2020	369,000	367,242
2.63%, 08/15/2020 - 05/15/2021	982,000	977,328
2.75%, 05/31/2023	2,860,000	2,836,427
2.88%, 04/30/2025 - 05/15/2028	3,685,500	3,645,849
3.63%, 02/15/2021	1,000,000	1,017,148
U.S. Treasury Note, Principal Only STRIPS
08/15/2019	205,600	201,089
11/15/2019 (E)	1,200,000	1,164,641

		142,724,225

U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond
2.13%, 02/15/2040	233,186	281,688
2.50%, 01/15/2029	117,375	134,859
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	467,838	460,210
1.38%, 01/15/2020	353,104	355,610

		1,232,367

Total U.S. Government Obligations (Cost $147,242,729)		143,956,592

The notes are an integral part of this report. Transamerica Series Trust	Page 23	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (K)	3,560,337	$ 3,560,337

Total Other Investment Company (Cost $3,560,337)		3,560,337

	Principal	Value

REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 1.25% (K), dated 09/28/2018, to be repurchased at $10,804,484 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $11,021,132.	$10,803,359	10,803,359

Total Repurchase Agreement (Cost $10,803,359)		10,803,359

Total Investments (Cost $591,285,624)		579,253,826
Net Other Assets (Liabilities) - (0.6)%		(3,374,232)

Net Assets - 100.0%		$ 575,879,594

The notes are an integral part of this report. Transamerica Series Trust	Page 24	September 30, 2018 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(M)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$79,569,461	$—	$79,569,461
Corporate Debt Securities	—	137,668,011	14,297	137,682,308
Foreign Government Obligations	—	6,666,534	—	6,666,534
Mortgage-Backed Securities	—	22,958,764	—	22,958,764
Municipal Government Obligations	—	741,099	—	741,099
U.S. Government Agency Obligations	—	173,315,372	—	173,315,372
U.S. Government Obligations	—	143,956,592	—	143,956,592
Other Investment Company	3,560,337	—	—	3,560,337
Repurchase Agreement	—	10,803,359	—	10,803,359

Total Investments	$3,560,337	$575,679,192	$14,297	$579,253,826

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $105,507,751, representing 18.3% of the Portfolio’s net assets.
(B)	Illiquid security. At September 30, 2018, the value of such securities amounted to $7,951,273 or 1.4% of the Portfolio’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,487,544. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2018; the maturity date disclosed is the ultimate maturity date.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2018, the value of the security is $14,297, representing less than 0.1% of the Portfolio’s net assets.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	Perpetual maturity. The date displayed is the next call date.
(K)	Rates disclosed reflect the yields at September 30, 2018.
(L)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 25	September 30, 2018 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 100.9%
Aerospace & Defense - 2.1%
Boeing Co.	20,200	$ 7,512,380
General Dynamics Corp.	70,200	14,371,344
Harris Corp.	10,200	1,725,942
Northrop Grumman Corp.	34,700	11,012,739
United Technologies Corp.	86,700	12,121,527

		46,743,932

Airlines - 0.6%
Delta Air Lines, Inc.	191,000	11,045,530
United Continental Holdings, Inc. (A)	22,223	1,979,181

		13,024,711

Auto Components - 0.5%
Aptiv PLC	35,900	3,012,010
Delphi Technologies PLC	61,214	1,919,671
Magna International, Inc.	106,000	5,568,180

		10,499,861

Automobiles - 0.2%
Ford Motor Co.	467,400	4,323,450

Banks - 5.2%
Bank of America Corp.	1,228,500	36,191,610
Citigroup, Inc.	332,600	23,860,724
Citizens Financial Group, Inc.	54,200	2,090,494
Huntington Bancshares, Inc.	98,000	1,462,160
KeyCorp	656,400	13,055,796
Regions Financial Corp.	118,800	2,179,980
SunTrust Banks, Inc.	174,700	11,668,213
Wells Fargo & Co.	473,200	24,871,392

		115,380,369

Beverages - 2.6%
Coca-Cola Co.	428,800	19,806,272
Constellation Brands, Inc., Class A	15,200	3,277,424
Molson Coors Brewing Co., Class B	167,100	10,276,650
PepsiCo, Inc.	214,900	24,025,820

		57,386,166

Biotechnology - 2.5%
AbbVie, Inc.	70,700	6,686,806
Alexion Pharmaceuticals, Inc. (A)	41,200	5,727,212
Amgen, Inc.	31,300	6,488,177
Biogen, Inc. (A)	30,700	10,846,617
Celgene Corp. (A)	70,700	6,326,943
Gilead Sciences, Inc.	156,800	12,106,528
Vertex Pharmaceuticals, Inc. (A)	42,800	8,249,272

		56,431,555

Building Products - 0.3%
Masco Corp.	212,200	7,766,520

Capital Markets - 3.4%
Bank of New York Mellon Corp.	62,100	3,166,479
Charles Schwab Corp.	193,100	9,490,865
CME Group, Inc.	12,900	2,195,709
Goldman Sachs Group, Inc.	36,100	8,095,064
Intercontinental Exchange, Inc.	111,300	8,335,257
Morgan Stanley	425,500	19,815,535

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	96,800	$ 8,109,904
T. Rowe Price Group, Inc.	93,400	10,197,412
TD Ameritrade Holding Corp.	142,500	7,528,275

		76,934,500

Chemicals - 1.8%
Celanese Corp.	45,100	5,141,400
DowDuPont, Inc.	382,200	24,579,282
Eastman Chemical Co.	104,200	9,974,024

		39,694,706

Communications Equipment - 0.3%
Cisco Systems, Inc.	130,800	6,363,420
Motorola Solutions, Inc.	9,400	1,223,316

		7,586,736

Consumer Finance - 0.8%
American Express Co.	41,300	4,398,037
Capital One Financial Corp.	150,900	14,324,937

		18,722,974

Containers & Packaging - 0.4%
Avery Dennison Corp.	27,800	3,012,130
WestRock Co.	129,416	6,915,991

		9,928,121

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	37,000	952,750

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (A)	175,500	37,576,305
Voya Financial, Inc.	20,260	1,006,314

		38,582,619

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	285,800	9,597,164
Verizon Communications, Inc.	359,800	19,209,722

		28,806,886

Electric Utilities - 1.9%
Exelon Corp.	308,700	13,477,842
NextEra Energy, Inc.	123,600	20,715,360
Xcel Energy, Inc.	195,600	9,234,276

		43,427,478

Electrical Equipment - 0.7%
Eaton Corp. PLC	186,100	16,140,453

Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	102,400	9,004,032

Entertainment - 2.1%
Electronic Arts, Inc. (A)	70,400	8,482,496
Netflix, Inc. (A)	27,800	10,400,814
Twenty-First Century Fox, Inc., Class A	47,540	2,202,528
Walt Disney Co.	224,900	26,299,806

		47,385,644

Equity Real Estate Investment Trusts - 2.2%
AvalonBay Communities, Inc.	51,400	9,311,110
Digital Realty Trust, Inc.	14,300	1,608,464
Equinix, Inc.	8,100	3,506,409
Equity Residential	117,300	7,772,298

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Federal Realty Investment Trust	35,000	$ 4,426,450
Prologis, Inc.	177,600	12,039,504
Ventas, Inc.	57,400	3,121,412
Vornado Realty Trust	86,000	6,278,000

		48,063,647

Food Products - 0.9%
Mondelez International, Inc., Class A	441,900	18,984,024

Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	44,500	3,264,520
Becton Dickinson and Co.	31,100	8,117,100
Boston Scientific Corp. (A)	528,200	20,335,700
Danaher Corp.	54,700	5,943,702
Intuitive Surgical, Inc. (A)	7,500	4,305,000
Medtronic PLC	198,600	19,536,282
Zimmer Biomet Holdings, Inc.	115,500	15,184,785

		76,687,089

Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	46,600	4,297,452
Cigna Corp.	94,600	19,700,450
CVS Health Corp.	197,300	15,531,456
UnitedHealth Group, Inc.	160,400	42,672,816

		82,202,174

Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings, Inc.	93,800	7,577,164
Yum! Brands, Inc.	81,100	7,372,801

		14,949,965

Household Durables - 0.3%
Lennar Corp., Class A	113,700	5,308,653
Toll Brothers, Inc.	32,300	1,066,869

		6,375,522

Household Products - 0.5%
Energizer Holdings, Inc.	17,200	1,008,780
Procter & Gamble Co.	111,700	9,296,791

		10,305,571

Industrial Conglomerates - 1.2%
Honeywell International, Inc.	160,300	26,673,920

Insurance - 2.4%
American International Group, Inc.	268,700	14,305,588
Chubb, Ltd.	10,100	1,349,764
Everest Re Group, Ltd.	12,400	2,833,028
Hartford Financial Services Group, Inc.	166,400	8,313,344
Lincoln National Corp.	99,700	6,745,702
Marsh & McLennan Cos., Inc.	34,200	2,829,024
MetLife, Inc.	215,200	10,054,144
Principal Financial Group, Inc.	44,800	2,624,832
Prudential Financial, Inc.	43,600	4,417,552

		53,472,978

Interactive Media & Services - 4.6%
Alphabet, Inc., Class A (A)	33,500	40,437,180
Alphabet, Inc., Class C (A)	32,500	38,787,775
Facebook, Inc., Class A (A)	149,700	24,619,662

		103,844,617

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. (A)	43,000	$ 86,129,000
Booking Holdings, Inc. (A)	1,900	3,769,600
Expedia Group, Inc.	50,900	6,641,432

		96,540,032

IT Services - 4.2%
Accenture PLC, Class A	34,100	5,803,820
Alliance Data Systems Corp.	19,300	4,557,888
Automatic Data Processing, Inc.	115,700	17,431,362
Fidelity National Information Services, Inc.	107,100	11,681,397
First Data Corp., Class A (A)	90,400	2,212,088
Mastercard, Inc., Class A	30,800	6,856,388
PayPal Holdings, Inc. (A)	138,100	12,130,704
Visa, Inc., Class A	217,800	32,689,602

		93,363,249

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	30,000	2,116,200
Illumina, Inc. (A)	13,800	5,065,428
Thermo Fisher Scientific, Inc.	35,900	8,762,472

		15,944,100

Machinery - 2.6%
Caterpillar, Inc.	69,400	10,582,806
Cummins, Inc.	35,200	5,141,664
Deere & Co.	41,800	6,283,794
Ingersoll-Rand PLC	70,000	7,161,000
PACCAR, Inc.	126,300	8,612,397
Snap-on, Inc.	43,000	7,894,800
Stanley Black & Decker, Inc.	85,100	12,462,044

		58,138,505

Media - 1.8%
Charter Communications, Inc., Class A (A)	46,400	15,120,832
Comcast Corp., Class A	512,700	18,154,707
Discovery, Inc., Class A (A) (C)	44,300	1,417,600
DISH Network Corp., Class A (A)	119,600	4,276,896
Sirius XM Holdings, Inc. (C)	323,800	2,046,416

		41,016,451

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	179,800	2,502,816
Newmont Mining Corp.	44,000	1,328,800

		3,831,616

Multi-Utilities - 0.9%
Ameren Corp.	89,200	5,639,224
Public Service Enterprise Group, Inc.	128,700	6,794,073
Sempra Energy	60,400	6,870,500

		19,303,797

Multiline Retail - 1.0%
Dollar General Corp.	105,900	11,574,870
Dollar Tree, Inc. (A)	93,700	7,641,235
Macy’s, Inc.	59,500	2,066,435

		21,282,540

Oil, Gas & Consumable Fuels - 6.1%
Chevron Corp.	249,800	30,545,544
Concho Resources, Inc. (A)	28,600	4,368,650
Diamondback Energy, Inc.	86,500	11,693,935

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	170,000	$ 21,686,900
Exxon Mobil Corp.	117,500	9,989,850
Marathon Petroleum Corp.	215,600	17,241,532
Occidental Petroleum Corp.	236,900	19,466,073
ONEOK, Inc.	85,400	5,789,266
Pioneer Natural Resources Co.	86,800	15,119,692

		135,901,442

Personal Products - 0.5%
Estee Lauder Cos., Inc., Class A	70,800	10,288,656

Pharmaceuticals - 5.0%
Allergan PLC	43,300	8,247,784
Bristol-Myers Squibb Co.	164,300	10,199,744
Eli Lilly & Co.	132,300	14,197,113
Johnson & Johnson	191,500	26,459,555
Merck & Co., Inc.	243,700	17,288,078
Mylan NV (A)	74,400	2,723,040
Pfizer, Inc.	711,900	31,373,433
Zoetis, Inc.	12,100	1,107,876

		111,596,623

Road & Rail - 2.0%
Norfolk Southern Corp.	111,200	20,071,600
Union Pacific Corp.	156,400	25,466,612

		45,538,212

Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	207,700	19,203,942
Broadcom, Inc.	52,000	12,829,960
Intel Corp.	87,100	4,118,959
Microchip Technology, Inc. (C)	150,600	11,883,846
Micron Technology, Inc. (A)	42,700	1,931,321
NVIDIA Corp.	84,700	23,802,394
Skyworks Solutions, Inc.	24,800	2,249,608
Texas Instruments, Inc.	170,900	18,335,861

		94,355,891

Software - 7.5%
Adobe Systems, Inc. (A)	40,900	11,040,955
Citrix Systems, Inc. (A)	20,600	2,289,896
Intuit, Inc.	12,400	2,819,760
Microsoft Corp.	895,800	102,452,646
Oracle Corp.	335,000	17,272,600
salesforce.com, Inc. (A)	156,900	24,951,807
Workday, Inc., Class A (A)	39,700	5,795,406

		166,623,070

Specialty Retail - 3.8%
Advance Auto Parts, Inc.	20,100	3,383,433
AutoZone, Inc. (A)	15,000	11,635,500
Best Buy Co., Inc.	120,700	9,578,752
Home Depot, Inc.	125,800	26,059,470
Lowe’s Cos., Inc.	76,600	8,795,212
O’Reilly Automotive, Inc. (A)	32,200	11,183,704
Ross Stores, Inc.	138,900	13,764,990

		84,401,061

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	406,200	91,695,588
Hewlett Packard Enterprise Co.	555,700	9,063,467
HP, Inc.	383,500	9,882,795

		110,641,850

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	54,300	$ 4,600,296
PVH Corp.	62,100	8,967,240
Ralph Lauren Corp.	21,500	2,957,325

		16,524,861

Tobacco - 1.2%
Altria Group, Inc.	125,400	7,562,874
Philip Morris International, Inc.	233,500	19,039,590

		26,602,464

Trading Companies & Distributors - 0.2%
Fastenal Co.	78,900	4,577,778
United Rentals, Inc. (A)	5,800	948,880

		5,526,658

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (A)	138,200	9,698,876

Total Common Stocks (Cost $1,850,086,352)		2,257,402,924

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 2.03% (D), 01/31/2019 (E)	$ 2,985,000	2,962,505

Total Short-Term U.S. Government Obligation (Cost $2,964,843)		2,962,505

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (D)	14,825,706	14,825,706

Total Other Investment Company (Cost $14,825,706)		14,825,706

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.25% (D), dated 09/28/2018, to be repurchased at $6,348,497 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 01/31/2024, and with a value of $6,475,753.	$ 6,347,836	6,347,836

Total Repurchase Agreement (Cost $6,347,836)		6,347,836

Total Investments (Cost $1,874,224,737)		2,281,538,971

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (0.0)% (B)
COMMON STOCKS - (0.0)% (B)
Auto Components - (0.0)% (B)
Garrett Motion, Inc.	(3,599)	$ (66,582)

Total Securities Sold Short (Proceeds $58,126)		(66,582)

Net Other Assets (Liabilities) - (2.0)%		(44,986,356)

Net Assets - 100.0%		$ 2,236,486,033

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	56	12/21/2018	$8,218,639	$8,173,200	$—	$(45,439)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,257,402,924	$—	$—	$2,257,402,924
Short-Term U.S. Government Obligation	—	2,962,505	—	2,962,505
Other Investment Company	14,825,706	—	—	14,825,706
Repurchase Agreement	—	6,347,836	—	6,347,836

Total Investments	$2,272,228,630	$9,310,341	$—	$2,281,538,971

LIABILITIES
Securities Sold Short
Common Stocks	$(66,582)	$—	$—	$(66,582)

Total Securities Sold Short	$(66,582)	$—	$—	$(66,582)

Other Financial Instruments
Futures Contracts (G)	$(45,439)	$—	$—	$(45,439)

Total Other Financial Instruments	$(45,439)	$—	$—	$(45,439)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,513,999. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at September 30, 2018.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $1,220,731.
(F)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.5%
International Alternative Fund - 8.5%
Transamerica Unconstrained Bond (A)	6,043,156	$ 60,008,535

International Equity Funds - 60.5%
Transamerica Emerging Markets Equity (A)	1,390,329	14,389,906
Transamerica International Equity (A)	9,407,429	180,434,479
Transamerica International Growth (A)	21,658,984	187,783,393
Transamerica International Small Cap Value (A)	3,475,461	48,065,620

		430,673,398

U.S. Equity Funds - 11.2%
Transamerica Jennison Growth VP (A)	4,770,855	54,387,746
Transamerica Large Cap Value (A)	1,924,636	25,289,721

		79,677,467

U.S. Fixed Income Funds - 13.2%
Transamerica Core Bond (A)	793,444	7,593,256
Transamerica Floating Rate (A)	2,905,845	28,796,923
Transamerica High Yield Bond (A)	1,379,491	12,594,752
Transamerica Intermediate Bond (A)	4,597,445	45,100,937

		94,085,868

U.S. Mixed Allocation Fund - 5.1%
Transamerica PIMCO Total Return VP (A)	3,273,451	36,073,435

Total Investment Companies (Cost $650,746,554)		700,518,703

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.0%
U.S. Treasury - 1.0%
U.S. Treasury Note 1.13%, 01/31/2019 (B)	$ 7,420,000	$ 7,390,722

Total U.S. Government Obligation (Cost $7,368,636)		7,390,722

REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.25% (C), dated 09/28/2018, to be repurchased at $2,886,673 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 01/31/2024, and with a value of $2,947,484.	2,886,372	2,886,372

Total Repurchase Agreement (Cost $2,886,372)		2,886,372

Total Investments (Cost $661,001,562)		710,795,797
Net Other Assets (Liabilities) - 0.1%		818,491

Net Assets - 100.0%		$ 711,614,288

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	262	12/31/2018	$29,442,801	$29,468,860	$26,059	$—
10-Year U.S. Treasury Note	Long	118	12/19/2018	13,994,322	14,016,187	21,865	—
CAD Currency	Long	580	12/18/2018	44,674,500	44,952,900	278,400	—
E-Mini Russell 2000® Index	Long	128	12/21/2018	11,064,580	10,885,120	—	(179,460)
EURO STOXX 50® Index	Short	(821)	12/21/2018	(31,733,725)	(32,285,644)	—	(551,919)
MSCI EAFE Mini Index	Short	(80)	12/21/2018	(7,846,022)	(7,902,000)	—	(55,978)
MSCI Emerging Markets Index	Short	(277)	12/21/2018	(14,151,967)	(14,538,345)	—	(386,378)
S&P 500® E-Mini Index	Short	(16)	12/21/2018	(2,329,048)	(2,335,200)	—	(6,152)
S&P/TSX 60 Index	Long	291	12/20/2018	42,634,458	42,819,231	184,773	—
U.S. Treasury Bond	Long	76	12/19/2018	12,198,769	11,725,375	—	(473,393)

Total						$511,097	$(1,653,280)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$700,518,703	$—	$—	$700,518,703
U.S. Government Obligation	—	7,390,722	—	7,390,722
Repurchase Agreement	—	2,886,372	—	2,886,372

Total Investments	$700,518,703	$10,277,094	$—	$710,795,797

Other Financial Instruments
Futures Contracts (E)	$511,097	$—	$—	$511,097

Total Other Financial Instruments	$511,097	$—	$—	$511,097

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(1,653,280)	$—	$—	$(1,653,280)

Total Other Financial Instruments	$(1,653,280)	$—	$—	$(1,653,280)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated Investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income (F)	Net Capital Gain Distributions
Transamerica Core Bond	$20,526,546	$1,812,028	$(14,166,791)	$(620,328)	$41,801	$7,593,256	793,444	$226,379	$—
Transamerica Developing Markets Equity	22,502,002	—	(22,569,317)	5,726,187	(5,658,872)	—	—	—	—
Transamerica Emerging Markets Equity	—	15,480,015	—	—	(1,090,109)	14,389,906	1,390,329	—	—
Transamerica Floating Rate	—	31,018,091	(2,069,149)	(10,440)	(141,579)	28,796,923	2,905,845	754,449	—
Transamerica High Yield Bond	67,120,855	1,181,847	(54,514,925)	(2,401,640)	1,208,615	12,594,752	1,379,491	1,179,792	—
Transamerica Intermediate Bond	54,154,163	7,320,235	(14,349,857)	(336,386)	(1,687,218)	45,100,937	4,597,445	1,088,913	—
Transamerica International Equity	205,118,580	—	(21,278,536)	6,142,861	(9,548,426)	180,434,479	9,407,429	—	—
Transamerica International Growth	210,985,817	6,354,649	(20,357,142)	303,798	(9,503,729)	187,783,393	21,658,984	—	—
Transamerica International Small Cap Value	56,714,629	—	(7,977,195)	1,200,950	(1,872,764)	48,065,620	3,475,461	—	—
Transamerica Jennison Growth VP	28,461,136	34,816,941	(8,537,048)	1,190,969	(1,544,252)	54,387,746	4,770,855	107,746	5,584,854
Transamerica Large Cap Value	25,160,747	262,177	(1,432,700)	125,515	1,173,982	25,289,721	1,924,636	262,177	—
Transamerica PIMCO Total Return VP	37,375,651	3,915,301	(3,471,436)	(3,952)	(1,742,129)	36,073,435	3,273,451	1,152,783	—
Transamerica Unconstrained Bond	10,800,720	52,308,067	(1,642,380)	32,555	(1,490,427)	60,008,535	6,043,156	1,513,705	—

Total	$738,920,846	$154,469,351	$(172,366,476)	$11,350,089	$(31,855,107)	$700,518,703	61,620,526	$6,285,944	$5,584,854

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $7,390,721.
(C)	Rate disclosed reflects the yield at September 30, 2018.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(F)	Does not reflect certain tax adjustments.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Auto Components - 0.7%
BorgWarner, Inc.	77,837	$ 3,329,867

Banks - 7.5%
Citizens Financial Group, Inc.	121,922	4,702,532
Fifth Third Bancorp	231,107	6,452,507
First Republic Bank	43,126	4,140,096
Huntington Bancshares, Inc.	251,662	3,754,797
M&T Bank Corp.	49,852	8,202,648
SunTrust Banks, Inc.	112,211	7,494,573
Zions Bancorporation	36,689	1,839,953

		36,587,106

Beverages - 1.6%
Constellation Brands, Inc., Class A	19,723	4,252,673
Keurig Dr. Pepper, Inc.	60,912	1,411,331
Molson Coors Brewing Co., Class B	38,642	2,376,483

		8,040,487

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	73,297	3,837,831

Capital Markets - 5.1%
Ameriprise Financial, Inc.	33,158	4,896,110
Invesco, Ltd.	143,656	3,286,849
Northern Trust Corp.	50,506	5,158,178
Raymond James Financial, Inc.	49,235	4,532,082
T. Rowe Price Group, Inc.	63,029	6,881,506

		24,754,725

Chemicals - 0.9%
Sherwin-Williams Co.	9,388	4,273,511

Communications Equipment - 0.8%
CommScope Holding Co., Inc. (A)	133,902	4,118,826

Consumer Finance - 0.8%
Ally Financial, Inc.	153,513	4,060,419

Containers & Packaging - 3.6%
Ball Corp.	203,208	8,939,120
Silgan Holdings, Inc.	152,475	4,238,805
WestRock Co.	85,258	4,556,187

		17,734,112

Distributors - 0.9%
Genuine Parts Co.	42,504	4,224,898

Electric Utilities - 2.7%
Edison International	38,103	2,578,811
Evergy, Inc.	51,886	2,849,579
Xcel Energy, Inc.	162,815	7,686,496

		13,114,886

Electrical Equipment - 2.6%
Acuity Brands, Inc.	32,701	5,140,597
AMETEK, Inc.	62,004	4,905,757
Hubbell, Inc.	20,295	2,710,803

		12,757,157

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 4.1%
Amphenol Corp., Class A	54,771	$ 5,149,569
Arrow Electronics, Inc. (A)	68,729	5,066,702
CDW Corp.	55,912	4,971,695
Keysight Technologies, Inc. (A)	72,171	4,783,494

		19,971,460

Equity Real Estate Investment Trusts - 10.3%
American Campus Communities, Inc.	54,512	2,243,714
American Homes 4 Rent Trust, Class A	107,056	2,343,456
AvalonBay Communities, Inc.	28,567	5,174,912
Boston Properties, Inc.	38,902	4,788,447
Brixmor Property Group, Inc.	191,034	3,345,005
Essex Property Trust, Inc.	12,357	3,048,595
Federal Realty Investment Trust	33,257	4,206,013
JBG SMITH Properties	49,826	1,835,092
Kimco Realty Corp.	161,572	2,704,715
Outfront Media, Inc.	152,548	3,043,333
Park Hotels & Resorts, Inc.	37,875	1,243,058
Rayonier, Inc.	105,482	3,566,346
Regency Centers Corp.	41,388	2,676,562
Vornado Realty Trust	64,815	4,731,495
Weyerhaeuser Co.	98,124	3,166,461
WP Carey, Inc.	28,090	1,806,468

		49,923,672

Food & Staples Retailing - 1.0%
Kroger Co.	173,398	5,047,616

Food Products - 2.1%
Conagra Brands, Inc.	72,681	2,468,973
Pinnacle Foods, Inc.	62,807	4,070,522
Post Holdings, Inc. (A)	39,356	3,858,462

		10,397,957

Gas Utilities - 1.0%
National Fuel Gas Co.	83,038	4,655,110

Health Care Equipment & Supplies - 1.3%
Zimmer Biomet Holdings, Inc.	46,715	6,141,621

Health Care Providers & Services - 6.1%
AmerisourceBergen Corp.	59,995	5,532,739
Cigna Corp.	30,976	6,450,752
Henry Schein, Inc. (A)	46,404	3,945,732
Humana, Inc.	12,154	4,114,372
Laboratory Corp. of America Holdings (A)	28,582	4,964,122
Universal Health Services, Inc., Class B	35,215	4,501,885

		29,509,602

Hotels, Restaurants & Leisure - 1.7%
Hilton Worldwide Holdings, Inc.	89,519	7,231,345
Marriott International, Inc., Class A	9,569	1,263,395

		8,494,740

Household Durables - 1.9%
Mohawk Industries, Inc. (A)	36,282	6,362,049
Newell Brands, Inc.	132,046	2,680,534

		9,042,583

Household Products - 0.4%
Energizer Holdings, Inc.	32,442	1,902,723

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.8%
Carlisle Cos., Inc.	30,571	$ 3,723,548

Insurance - 7.4%
Alleghany Corp.	4,443	2,899,191
Hartford Financial Services Group, Inc.	123,835	6,186,796
Lincoln National Corp.	34,601	2,341,104
Loews Corp.	168,024	8,439,845
Marsh & McLennan Cos., Inc.	48,296	3,995,045
Principal Financial Group, Inc.	45,203	2,648,444
Progressive Corp.	64,419	4,576,326
Unum Group	61,470	2,401,633
WR Berkley Corp.	34,132	2,728,171

		36,216,555

Interactive Media & Services - 0.7%
Match Group, Inc. (A) (B)	57,706	3,341,754

Internet & Direct Marketing Retail - 1.3%
Expedia Group, Inc.	49,564	6,467,111

IT Services - 1.0%
Jack Henry & Associates, Inc.	31,350	5,018,508

Machinery - 2.7%
IDEX Corp.	29,084	4,381,796
Middleby Corp. (A)	19,704	2,548,712
Snap-on, Inc.	33,420	6,135,912

		13,066,420

Media - 1.3%
CBS Corp., Class B	57,303	3,292,058
DISH Network Corp., Class A (A)	81,724	2,922,450

		6,214,508

Multi-Utilities - 4.3%
CMS Energy Corp.	170,038	8,331,862
Sempra Energy	40,273	4,581,054
WEC Energy Group, Inc.	116,981	7,809,651

		20,722,567

Multiline Retail - 1.9%
Kohl’s Corp.	83,763	6,244,532
Nordstrom, Inc.	51,039	3,052,642

		9,297,174

Oil, Gas & Consumable Fuels - 6.5%
Energen Corp. (A)	139,794	12,046,049
EQT Corp.	173,056	7,654,267
PBF Energy, Inc., Class A	74,517	3,719,144
Williams Cos., Inc.	305,933	8,318,318

		31,737,778

Personal Products - 1.0%
Coty, Inc., Class A	198,616	2,494,617
Edgewell Personal Care Co. (A)	53,310	2,464,521

		4,959,138

Real Estate Management & Development - 1.1%
CBRE Group, Inc., Class A (A)	95,251	4,200,569
Cushman & Wakefield PLC (A)	61,544	1,045,633

		5,246,202

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	41,741	$ 3,859,373

Software - 1.0%
Synopsys, Inc. (A)	49,124	4,844,118

Specialty Retail - 4.3%
AutoZone, Inc. (A)	8,166	6,334,366
Best Buy Co., Inc.	61,110	4,849,690
Gap, Inc.	151,382	4,367,371
Tiffany & Co.	42,530	5,485,094

		21,036,521

Textiles, Apparel & Luxury Goods - 2.0%
PVH Corp.	38,786	5,600,699
Ralph Lauren Corp.	30,786	4,234,614

		9,835,313

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	52,685	4,642,075

Total Common Stocks (Cost $370,225,705)		472,149,572

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (C)	1,074,143	1,074,143

Total Other Investment Company (Cost $1,074,143)		1,074,143

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
Fixed Income Clearing Corp., 1.25% (C), dated 09/28/2018, to be repurchased at $14,469,813 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $14,757,683.	$ 14,468,306	14,468,306

Total Repurchase Agreement (Cost $14,468,306)		14,468,306

Total Investments (Cost $385,768,154)		487,692,021
Net Other Assets (Liabilities) - (0.2)%		(858,052)

Net Assets - 100.0%		$ 486,833,969

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$472,149,572	$—	$—	$472,149,572
Other Investment Company	1,074,143	—	—	1,074,143
Repurchase Agreement	—	14,468,306	—	14,468,306

Total Investments	$473,223,715	$14,468,306	$—	$487,692,021

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $1,049,850. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2018.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.3%
Cayman Islands - 0.1%
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (A)	$ 280,025	$ 273,048
Goodgreen Trust
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	868,925	836,465
Hero Funding Trust
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	791,904	783,720

		1,893,233

United States - 10.2%
Aames Mortgage Investment Trust
Series 2005-3, Class M1,
1-Month LIBOR + 0.80%, 3.01% (B), 08/25/2035 (A)	302,443	302,793
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 3.02% (B), 12/26/2044 (A)	181,750	181,173
Accredited Mortgage Loan Trust
Series 2005-4, Class A2D,
1-Month LIBOR + 0.32%, 2.54% (B), 12/25/2035	231,936	231,667
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1,
1-Month LIBOR + 1.80%, 4.02% (B), 10/25/2032	306,954	306,742
Series 2003-HE1, Class M1,
1-Month LIBOR + 0.98%, 3.19% (B), 11/25/2033	646,503	635,700
Series 2004-HE4, Class M2,
1-Month LIBOR + 0.98%, 3.19% (B), 12/25/2034	255,446	248,699
American Credit Acceptance Receivables Trust
Series 2016-3, Class C,
4.26%, 08/12/2022 (A)	289,000	291,775
Series 2016-4, Class C,
2.91%, 02/13/2023 (A)	284,000	283,517
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	162,670
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	191,886
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	234,387	230,242
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	307,568
Series 2015-SFR2, Class D,
5.04%, 10/17/2045 (A)	700,000	725,828
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (A)	400,000	430,931
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (A)	450,000	439,363

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	$ 500,000	$ 493,566
Series 2017-1, Class B,
2.30%, 02/18/2022	235,000	232,579
Series 2017-1, Class C,
2.71%, 08/18/2022	127,000	125,289
Series 2017-1, Class D,
3.13%, 01/18/2023	284,000	279,984
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-10, Class M2,
1-Month LIBOR + 2.55%, 4.77% (B), 12/25/2033	352,965	347,261
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (A) (C)	1,500,000	1,500,000
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W9, Class M2,
1-Month LIBOR + 2.58%, 4.80% (B), 01/25/2034	375,835	368,488
Series 2003-W9, Class M3B,
1-Month LIBOR + 3.12%, 5.34% (B), 01/25/2034	324,042	317,447
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1,
1-Month LIBOR + 0.98%, 3.19% (B), 11/25/2033	571,434	564,897
Series 2003-HE6, Class M2,
1-Month LIBOR + 2.48%, 4.69% (B), 11/25/2033	604,329	607,325
Series 2003-HE6, Class M3,
1-Month LIBOR + 3.00%, 5.22% (B), 11/25/2033	571,196	564,585
Series 2004-HE1, Class M1,
1-Month LIBOR + 1.05%, 3.21% (B), 01/15/2034	463,954	462,497
Series 2004-HE3, Class M2,
1-Month LIBOR + 1.68%, 3.90% (B), 06/25/2034	823,584	819,069
AXIS Equipment Finance Receivables IV LLC
Series 2016-1A, Class A,
2.21%, 11/20/2021 (A)	108,151	107,546
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (A)	134,670	132,945
Series 2015-2, Class A,
3.34%, 11/15/2048 (A)	683,520	680,055
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (A) (C)	9,492	9,447
Bayview Financial Acquisition Trust
Series 2004-C, Class M3,
1-Month LIBOR + 1.95%, 4.19% (B), 05/28/2044	712,468	718,936
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (A)	162,364	161,623
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
1-Month LIBOR + 1.80%, 4.02% (B), 06/25/2034	163,568	161,148

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Bear Stearns Asset-Backed Securities I Trust (continued)
Series 2004-HE6, Class M2,
1-Month LIBOR + 1.88%, 4.09% (B), 08/25/2034	$ 465,842	$ 464,218
Bear Stearns Asset-Backed Securities Trust
Series 2003-2, Class M1,
1-Month LIBOR + 1.80%, 4.02% (B), 03/25/2043	714,223	711,697
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (A)	1,750,029	1,752,029
Series 2018-2, Class A,
4.45%, 06/15/2033 (A)	1,685,837	1,688,251
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	19,524	19,215
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C)	1,016,692	1,014,469
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (A)	1,785,000	1,779,416
CarFinance Capital Auto Trust
Series 2015-1A, Class A,
1.75%, 06/15/2021 (A)	6,974	6,969
CarMax Auto Owner Trust
Series 2016-3, Class C,
2.20%, 06/15/2022	850,000	829,756
Series 2017-3, Class D,
3.46%, 10/16/2023	906,000	894,718
CarNow Auto Receivables Trust
Series 2016-1A, Class B,
3.49%, 02/15/2021 (A)	93,709	93,585
Series 2017-1A, Class A,
2.92%, 09/15/2022 (A)	244,273	243,139
Centex Home Equity Loan Trust
Series 2004-A, Class M1,
1-Month LIBOR + 0.60%, 2.82% (B), 01/25/2034	1,065,483	1,058,549
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 2.78% (B), 02/25/2033	258,024	248,044
Series 2003-5, Class 2A2,
1-Month LIBOR + 0.60%, 2.82% (B), 07/25/2033	576,894	558,603
CHEC Loan Trust
Series 2004-1, Class M2,
1-Month LIBOR + 0.98%, 3.19% (B), 07/25/2034 (A)	273,506	265,165
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (A)	262,257	260,468
Citi Held For Asset Issuance
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (A)	343,485	345,069
CLUB Credit Trust
Series 2017-P2, Class A,
2.61%, 01/15/2024 (A)	524,819	522,093
Continental Credit Card
Series 2016-1A, Class A,
4.56%, 01/15/2023 (A)	57,626	57,433

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
2.94% (B), 06/25/2040 (A)	$ 224,329	$ 20,067
Countrywide Asset-Backed Certificates
Series 2004-BC1, Class M1,
1-Month LIBOR + 0.75%, 2.97% (B), 02/25/2034	685,369	680,639
Countrywide Partnership Trust
Series 2004-EC1, Class M2,
1-Month LIBOR + 0.95%, 3.16% (B), 01/25/2035	355,332	354,733
CPS Auto Receivables Trust
Series 2014-C, Class C,
3.77%, 08/17/2020 (A)	92,518	92,825
Series 2014-D, Class C,
4.35%, 11/16/2020 (A)	100,000	100,768
Series 2015-A, Class C,
4.00%, 02/16/2021 (A)	100,000	100,671
Series 2016-A, Class B,
3.34%, 05/15/2020 (A)	191,526	191,627
Series 2016-C, Class C,
3.27%, 06/15/2022 (A)	560,000	560,223
Series 2017-C, Class C,
2.86%, 06/15/2023 (A)	1,150,000	1,138,367
Series 2017-C, Class D,
3.79%, 06/15/2023 (A)	791,000	787,956
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A,
2.56%, 10/15/2025 (A)	360,000	358,264
Series 2017-1A, Class B,
3.04%, 12/15/2025 (A)	250,000	247,235
Series 2017-1A, Class C,
3.48%, 02/17/2026 (A)	250,000	248,794
Series 2017-2A, Class B,
3.02%, 04/15/2026 (A)	1,380,000	1,357,183
Series 2017-2A, Class C,
3.35%, 06/15/2026 (A)	250,000	247,086
Series 2018-1A, Class A,
3.01%, 02/16/2027 (A)	559,000	553,330
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB6, Class M1,
1-Month LIBOR + 1.05%, 3.27% (B), 12/25/2033	742,708	729,824
Series 2004-CB2, Class M1,
1-Month LIBOR + 0.78%, 3.00% (B), 07/25/2033	812,625	768,665
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-6, Class M5,
1-Month LIBOR + 1.91%, 4.12% (B), 08/25/2034	297,596	293,927
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	462,480	457,961
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	1,055,813	1,050,454
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (A)	294,000	296,127
Series 2015-BA, Class D,
3.84%, 07/15/2021 (A)	364,162	365,790

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Drive Auto Receivables Trust (continued)
Series 2015-DA, Class D,
4.59%, 01/17/2023 (A)	$ 286,000	$ 289,891
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	602,000	608,087
Series 2017-1, Class C,
2.84%, 04/15/2022	643,000	641,890
Series 2017-1, Class D,
3.84%, 03/15/2023	1,130,000	1,134,453
Series 2017-2, Class C,
2.75%, 09/15/2023	1,021,000	1,018,414
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	1,500,000	1,494,767
Series 2017-AA, Class B,
2.51%, 01/15/2021 (A)	42,942	42,932
Series 2017-AA, Class C,
2.98%, 01/18/2022 (A)	260,000	259,764
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	346,000	349,459
Series 2018-3, Class C,
3.72%, 09/16/2024	545,000	544,102
Series 2018-4, Class C,
3.66%, 11/15/2024	1,259,000	1,259,110
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022 (C)	600,000	599,347
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (A)	309,600	311,260
Series 2017-1A, Class D,
3.55%, 11/15/2022 (A)	315,000	314,763
Series 2017-2A, Class C,
3.03%, 01/17/2023 (A)	549,000	547,878
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	302,000	301,677
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (A)	126,740	125,240
Exeter Automobile Receivables Trust
Series 2016-1A, Class C,
5.52%, 10/15/2021 (A)	445,000	453,404
Series 2016-3A, Class A,
1.84%, 11/16/2020 (A)	80,966	80,881
Series 2016-3A, Class B,
2.84%, 08/16/2021 (A)	226,000	225,777
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	165,000	165,111
Series 2017-3A, Class A,
2.05%, 12/15/2021 (A)	182,355	181,491
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	910,000	906,115
First Franklin Mortgage Loan Trust
Series 2006-FF2, Class A4,
1-Month LIBOR + 0.20%, 2.42% (B), 02/25/2036	100,729	100,551
First Investors Auto Owner Trust
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (A)	15,631	15,620
Series 2017-2A, Class B,
2.65%, 11/15/2022 (A)	667,000	657,994
Series 2017-2A, Class C,
3.00%, 08/15/2023 (A)	1,500,000	1,466,578
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (A)	615,000	606,659
FirstKey Lending Trust
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (A)	76,590	76,527

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Flagship Credit Auto Trust
Series 2014-2, Class B,
2.84%, 11/16/2020 (A)	$ 520	$ 520
Series 2014-2, Class C,
3.95%, 12/15/2020 (A)	66,000	66,266
Series 2015-3, Class A,
2.38%, 10/15/2020 (A)	75,316	75,251
Series 2015-3, Class B,
3.68%, 03/15/2022 (A)	189,000	189,812
Series 2015-3, Class C,
4.65%, 03/15/2022 (A)	126,000	127,693
Series 2016-1, Class A,
2.77%, 12/15/2020 (A)	68,443	68,449
Series 2016-1, Class C,
6.22%, 06/15/2022 (A)	600,000	620,730
Series 2016-4, Class C,
2.71%, 11/15/2022 (A)	423,000	418,005
Freedom Financial
Series 2018-1, Class A,
3.61%, 07/18/2024 (A)	746,588	745,435
GLS Auto Receivables Trust
Series 2016-1A, Class B,
4.39%, 01/15/2021 (A)	236,932	237,915
Series 2017-1A, Class B,
2.98%, 12/15/2021 (A)	800,000	793,986
GMAT Trust
Series 2013-1A, Class A,
6.97% (B), 11/25/2043 (A)	22,758	22,777
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	106,287	105,432
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (A)	262,926	262,669
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (C)	1,133,499	1,110,829
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	181,742	180,140
Headlands Residential LLC
Series 2018,
4.25% (B), 06/25/2023	1,565,000	1,551,252
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (A)	218,278	210,660
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	594,327	603,109
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	192,501	188,819
Home Equity Asset Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.29%, 3.51% (B), 08/25/2033	852,258	855,963
Series 2004-3, Class M1,
1-Month LIBOR + 0.86%, 3.07% (B), 08/25/2034	817,339	811,341
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M8,
1-Month LIBOR + 3.30%, 5.04% (B), 11/25/2034	238,456	219,812
Series 2006-B, Class 2A3,
1-Month LIBOR + 0.19%, 2.41% (B), 06/25/2036	584,350	568,797

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Independent National Mortgage Corp. Home Equity Loan Asset Trust
Series 2004-C, Class M1,
1-Month LIBOR + 0.84%, 3.06% (B), 03/25/2035	$ 819,800	$ 820,615
Kabbage Asset Securitization LLC
Series 2017-1, Class A,
4.57%, 03/15/2022 (A)	1,960,000	1,973,911
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.91% (B), 08/25/2038 (A)	864,385	20,967
Series 2013-2, Class A,
1.77% (B), 03/25/2039 (A)	817,341	33,623
Series 2014-2, Class A,
3.28% (B), 04/25/2040 (A)	361,842	29,244
LendingClub Issuance Trust
Series 2016-NP2, Class A,
3.00%, 01/17/2023 (A)	5,404	5,403
Lendmark Funding Trust
Series 2016-2A, Class A,
3.26%, 04/21/2025 (A)	960,000	960,954
Series 2017-1A, Class A,
2.83%, 12/22/2025 (A)	454,000	451,425
Series 2017-1A, Class B,
3.77%, 12/22/2025 (A)	1,930,000	1,919,743
Series 2017-1A, Class C,
5.41%, 12/22/2025 (A)	1,200,000	1,222,140
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2,
1-Month LIBOR + 0.90%, 3.12% (B), 07/25/2034	707,805	706,534
Series 2004-3, Class M4,
1-Month LIBOR + 1.61%, 3.83% (B), 07/25/2034	216,958	217,476
Series 2004-4, Class M1,
1-Month LIBOR + 0.90%, 3.12% (B), 10/25/2034	684,262	684,932
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (A) (C)	876,841	876,841
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (A)	782,000	781,468
Marlette Funding Trust
Series 2017-1A, Class A,
2.83%, 03/15/2024 (A)	192,333	192,324
Series 2017-2A, Class A,
2.39%, 07/15/2024 (A)	671,920	670,891
Series 2018-1A, Class A,
2.61%, 03/15/2028 (A)	560,892	559,195
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1-Month LIBOR + 0.90%, 3.12% (B), 09/25/2034	146,150	142,336
Series 2005-NC1, Class M2,
1-Month LIBOR + 0.75%, 2.97% (B), 12/25/2034	224,771	226,151
Meritage Mortgage Loan Trust
Series 2003-1, Class M2,
1-Month LIBOR + 2.33%, 4.54% (B), 11/25/2033	618,289	616,891

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE8, Class M1,
1-Month LIBOR + 0.96%, 3.18% (B), 09/25/2034	$ 896,632	$ 905,817
Series 2004-NC2, Class M1,
1-Month LIBOR + 0.83%, 3.04% (B), 12/25/2033	271,754	270,653
Series 2004-NC7, Class M2,
1-Month LIBOR + 0.93%, 3.15% (B), 07/25/2034	350,555	353,513
Series 2004-NC8, Class M4,
1-Month LIBOR + 1.50%, 3.72% (B), 09/25/2034	575,195	562,675
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3,
1-Month LIBOR + 0.98%, 3.20% (B), 02/25/2033	708,219	694,398
Nationstar HECM Loan Trust
Series 2017-1A, Class M1,
2.94%, 05/25/2027 (A)	100,000	99,267
New Century Home Equity Loan Trust
Series 2004-2, Class M3,
1-Month LIBOR + 1.01%, 3.22% (B), 08/25/2034	442,440	441,728
Series 2004-2, Class M5,
1-Month LIBOR + 2.03%, 4.24% (B), 08/25/2034	270,651	271,620
Series 2004-4, Class M1,
1-Month LIBOR + 0.77%, 2.98% (B), 02/25/2035	880,541	875,246
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	250,000	247,863
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (A)	187,500	185,616
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A3,
2.12%, 04/18/2022	645,000	635,610
NovaStar Mortgage Funding Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.13%, 3.34% (B), 12/25/2033	304,414	305,290
Ocwen Master Advance Receivables Trust
Series 2018-T2, Class CT2,
4.19%, 08/15/2050 (A)	809,000	808,999
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (A)	312,000	311,085
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class C,
2.82%, 07/15/2024 (A)	1,315,000	1,293,905
OneMain Financial Issuance Trust
Series 2015-1A, Class A,
3.19%, 03/18/2026 (A)	311,675	312,068
Series 2015-2A, Class A,
2.57%, 07/18/2025 (A)	11,881	11,880
Series 2015-2A, Class B,
3.10%, 07/18/2025 (A)	279,000	279,020
Series 2016-1A, Class A,
3.66%, 02/20/2029 (A)	515,000	516,575
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (A)	1,456,000	1,449,991
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (A)	357,000	350,906

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Oportun Funding VI LLC (continued)
Series 2017-A, Class B,
3.97% (B), 06/08/2023 (A)	$ 1,000,000	$ 986,421
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (A)	308,000	303,233
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (A)	655,000	647,722
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-6, Class A2,
1-Month LIBOR + 0.66%, 2.88% (B), 11/25/2033	477,185	467,839
Option One Mortgage Loan Trust
Series 2004-1, Class M2,
1-Month LIBOR + 1.65%, 3.87% (B), 01/25/2034	599,590	580,682
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCH1, Class M4,
1-Month LIBOR + 1.25%, 3.46% (B), 01/25/2036	500,000	502,158
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL5, Class A1,
3.33% (B), 12/30/2032 (A)	856,884	852,230
Series 2018-NPL2, Class A1,
3.70% (B), 03/27/2033 (A)	869,476	863,414
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (A)	1,385,957	1,366,318
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (A)	327,000	323,155
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (A)	1,660,987	1,644,861
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (A)	250,000	252,265
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (A)	200,000	204,142
Series 2017-SFR1, Class A,
2.77%, 08/17/2034 (A)	167,462	161,438
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (A)	2,000,000	1,942,645
Series 2018-SFR2, Class A,
3.71%, 08/17/2035 (A)	2,400,000	2,388,331
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (A)	771,000	767,669
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A,
2.56%, 06/15/2023 (A)	33,485	33,478
Series 2017-2A, Class A,
2.41%, 09/15/2023 (A)	113,562	113,436
Series 2017-3A, Class A,
2.36%, 11/15/2023 (A)	351,052	350,078
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (A)	2,090,000	2,078,072
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 3.19% (B), 06/25/2035	1,250,000	1,251,639
Series 2006-RZ2, Class A3,
1-Month LIBOR + 0.27%, 2.49% (B), 05/25/2036	692,557	690,387

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
RAMP Trust (continued)
Series 2006-RZ3, Class M1,
1-Month LIBOR + 0.35%, 2.57% (B), 08/25/2036	$ 1,100,000	$ 1,086,343
RASC Trust
Series 2005-EMX1, Class M1,
1-Month LIBOR + 0.65%, 2.86% (B), 03/25/2035	538,601	540,080
Series 2005-KS9, Class M3,
1-Month LIBOR + 0.46%, 2.68% (B), 10/25/2035	1,003,542	1,005,819
Renaissance Home Equity Loan Trust
Series 2003-2, Class A,
1-Month LIBOR + 0.88%, 3.10% (B), 08/25/2033	891,105	870,278
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	241,767	237,977
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (A) (C)	965,537	964,128
Santander Drive Auto Receivables Trust
Series 2015-5, Class E,
4.67%, 02/15/2023 (A)	1,560,000	1,573,474
Santander Retail Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 05/20/2021 (A)	839,000	835,383
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M2,
1-Month LIBOR + 1.73%, 3.94% (B), 02/25/2034	420,479	419,777
Series 2004-OP2, Class M1,
1-Month LIBOR + 0.98%, 3.19% (B), 08/25/2034	588,685	582,227
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A,
2.85%, 01/18/2022 (A)	10,853	10,851
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (A)	139,063	138,642
Soundview Home Loan Trust
Series 2005-OPT1, Class M2,
1-Month LIBOR + 0.68%, 2.89% (B), 06/25/2035	823,324	820,416
Series 2006-OPT3, Class 2A3,
1-Month LIBOR + 0.17%, 2.39% (B), 06/25/2036	292,621	290,027
Specialty Underwriting & Residential Finance Trust
Series 2003-BC4, Class M1,
1-Month LIBOR + 0.90%, 3.12% (B), 11/25/2034	625,553	601,579
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	347,303	345,778
Springleaf Funding Trust
Series 2015-AA, Class A,
3.16%, 11/15/2024 (A)	324,876	324,889
SPS Servicer Advance Receivables Trust
Series 2016-T1, Class AT1,
2.53%, 11/16/2048 (A)	700,000	700,510

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Structured Asset Investment Loan Trust
Series 2003-BC12, Class M1,
1-Month LIBOR + 0.98%, 3.19% (B), 11/25/2033	$ 163,845	$ 157,718
Series 2004-6, Class M2,
1-Month LIBOR + 1.95%, 4.17% (B), 07/25/2034	28,347	27,980
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4,
1-Month LIBOR + 0.17%, 2.39% (B), 01/25/2037	338,423	331,230
Synchrony Card Issuance Trust
Series 2018-A1, Class A1,
3.38%, 09/15/2024	1,000,000	1,000,000
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (A) (C)	1,039,871	1,039,746
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (A)	351,489	338,846
U.S. Residential Opportunity Fund IV Trust
Series 2017-1III, Class A,
3.35% (B), 11/27/2037 (A)	1,158,976	1,148,861
Series 2017-1IV, Class A,
3.35% (B), 11/27/2037 (A)	587,742	581,114
United Auto Credit Securitization Trust
Series 2018-2, Class B,
3.56%, 08/10/2022 (A)	2,000,000	1,999,261
Series 2018-2, Class C,
3.78%, 05/10/2023 (A)	1,075,000	1,074,389
Upstart Securitization Trust
Series 2017-1, Class A,
2.64%, 06/20/2024 (A)	97,252	97,104
Series 2018-2, Class A,
3.33%, 12/22/2025 (A)	2,400,000	2,400,405
Vericrest Opportunity Loan Trust
Series 2018-NPL2, Class A1,
4.34% (B), 05/25/2048 (A)	840,488	838,621
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (A)	78,548	78,178
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (A)	1,019,000	1,003,427
VM DEBT LLC
Series 2017-1, Class A,
6.50%, 10/02/2024 (A) (C)	840,000	840,000
VOLT LIX LLC
Series 2017-NPL6, Class A1,
3.25% (B), 05/25/2047 (A)	182,755	181,733
VOLT LVI LLC
Series 2017-NPL3, Class A1,
3.50% (B), 03/25/2047 (A)	432,070	430,038
VOLT LX LLC
Series 2017-NPL7, Class A1,
3.25% (B), 06/25/2047 (A)	263,331	261,579
VOLT LXI LLC
Series 2017-NPL8, Class A1,
3.13% (B), 06/25/2047 (A)	344,037	341,172
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38% (B), 10/25/2047 (A)	1,292,865	1,284,960
VOLT LXIX LLC
Series 2018-NPL5, Class A1A,
4.21% (B), 08/25/2048 (A)	628,000	626,759
VOLT LXVII LLC
Series 2018-NPL3, Class A1,
4.38% (B), 06/25/2048 (A)	1,048,419	1,047,223

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A,
4.34% (B), 07/27/2048 (A)	$ 873,462	$ 872,269
VOLT LXX LLC
Series 2018-NPL6, Class A1A,
4.11% (B), 09/25/2048 (A)	678,000	677,730
VSE Voi Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	627,531	625,699
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A,
1-Month LIBOR + 0.30%, 2.52% (B), 04/25/2034	789,902	770,158
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (A)	303,854	301,036
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (A)	211,465	212,327
Series 2016-2A, Class D,
4.10%, 06/15/2021 (A)	180,000	181,448
Series 2016-3A, Class C,
2.46%, 01/18/2022 (A)	863,000	860,539
Series 2017-1A, Class C,
2.70%, 10/17/2022 (A)	216,000	215,315
Series 2017-2A, Class C,
2.59%, 12/15/2022 (A)	1,231,000	1,219,461

		139,738,953

Total Asset-Backed Securities (Cost $140,458,736)		141,632,186

CORPORATE DEBT SECURITIES - 13.8%
Australia - 0.3%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (A)	216,000	210,719
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (A)	200,000	196,323
BHP Billiton Finance USA, Ltd.
4.13%, 02/24/2042	70,000	69,041
5.00%, 09/30/2043	55,000	61,055
Commonwealth Bank of Australia
2.50%, 09/18/2022 (A)	300,000	287,386
3.45%, 03/16/2023 (A)	250,000	247,574
3.90%, 03/16/2028 (A) (D)	250,000	247,402
4.50%, 12/09/2025 (A)	200,000	198,162
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (A)	184,000	170,649
Macquarie Bank, Ltd.
2.60%, 06/24/2019 (A)	182,000	181,546
2.85%, 07/29/2020 (A)	150,000	148,334
4.00%, 07/29/2025 (A)	150,000	148,938
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (B), 11/28/2028 (A)	475,000	440,867
6.00%, 01/14/2020 (A)	360,000	371,971
6.25%, 01/14/2021 (A)	80,000	84,323
National Australia Bank, Ltd.
3.38%, 01/14/2026	250,000	240,990
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (A)	300,000	288,365

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Westpac Banking Corp.
2.00%, 03/03/2020 (A)	$ 304,000	$ 299,261
2.50%, 06/28/2022	220,000	211,528
2.85%, 05/13/2026	250,000	231,325
Fixed until 11/23/2026, 4.32% (B), 11/23/2031, MTN	330,000	317,988

		4,653,747

Bermuda - 0.0% (E)
Aircastle, Ltd.
4.40%, 09/25/2023	245,000	245,033
Athene Holding, Ltd.
4.13%, 01/12/2028	270,000	252,260

		497,293

Canada - 0.8%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	174,000	165,687
3.55%, 07/15/2031 (A)	798,000	761,318
3.75%, 06/15/2029 (A)	1,355,336	1,324,841
4.13%, 11/15/2026 (A)	205,768	205,768
Anadarko Finance Co.
7.50%, 05/01/2031	190,000	233,086
Bank of Montreal
2.35%, 09/11/2022, MTN	397,000	380,758
2.38%, 01/25/2019, MTN	70,000	69,949
Bank of Nova Scotia
1.85%, 04/14/2020 (D)	400,000	392,660
2.45%, 09/19/2022 (D)	200,000	192,535
Barrick Gold Corp.
6.45%, 10/15/2035	180,000	205,426
Brookfield Finance, Inc.
3.90%, 01/25/2028	118,000	112,162
4.70%, 09/20/2047	147,000	140,964
Canadian Imperial Bank of Commerce
2.25%, 07/21/2020 (A)	200,000	196,703
2.55%, 06/16/2022	120,000	115,913
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024 (D)	100,000	98,971
5.85%, 02/01/2035	150,000	166,408
6.45%, 06/30/2033	110,000	128,116
7.20%, 01/15/2032	50,000	61,803
Canadian Pacific Railway Co.
2.90%, 02/01/2025	173,000	164,472
6.13%, 09/15/2115	17,000	20,079
7.13%, 10/15/2031	150,000	188,334
CDP Financial, Inc.
4.40%, 11/25/2019 (A)	250,000	254,121
Cenovus Energy, Inc.
6.75%, 11/15/2039	250,000	281,933
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	210,826
Enbridge, Inc.
3.70%, 07/15/2027 (D)	54,000	52,150
4.50%, 06/10/2044	100,000	97,052
Fixed until 03/01/2028, 6.25% (B), 03/01/2078	160,000	154,628
Encana Corp.
7.20%, 11/01/2031	100,000	121,178
8.13%, 09/15/2030	100,000	127,986
Fortis, Inc.
3.06%, 10/04/2026	480,000	440,446
Hydro-Quebec
8.40%, 01/15/2022	40,000	45,778
9.40%, 02/01/2021	220,000	249,688

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (B), 02/24/2032	$ 400,000	$ 381,171
Nutrien, Ltd.
3.38%, 03/15/2025	120,000	113,779
4.13%, 03/15/2035	200,000	183,033
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (A)	200,000	196,116
3.88%, 03/20/2027 (A)	201,000	197,379
Petro-Canada
5.35%, 07/15/2033	50,000	54,004
7.88%, 06/15/2026	86,000	103,902
Royal Bank of Canada
1.88%, 02/05/2020	600,000	590,760
2.00%, 10/01/2018 (D)	230,000	230,000
2.00%, 12/10/2018	15,000	14,986
4.65%, 01/27/2026, MTN	103,000	105,345
Suncor Energy, Inc.
5.95%, 12/01/2034	300,000	343,568
Toronto-Dominion Bank
2.25%, 11/05/2019, MTN	16,000	15,891
2.50%, 12/14/2020, MTN	200,000	197,069
Fixed until 09/15/2026, 3.63% (B), 09/15/2031	117,000	109,960
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	30,000	28,790
3.75%, 10/16/2023	35,000	34,988
4.88%, 01/15/2026	162,000	169,455
6.20%, 10/15/2037	100,000	116,764
7.25%, 08/15/2038	100,000	125,436
Vale Canada, Ltd.
7.20%, 09/15/2032	140,000	153,650

		10,827,785

Cayman Islands - 0.1%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (A)	200,000	189,965
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 (A)	200,000	195,675
Tencent Holdings, Ltd.
3.60%, 01/19/2028 (A)	355,000	336,012
Vale Overseas, Ltd.
6.25%, 08/10/2026	42,000	46,028
6.88%, 11/21/2036	330,000	383,196
XLIT, Ltd.
6.38%, 11/15/2024	100,000	111,657

		1,262,533

China - 0.0% (E)
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	250,000	239,700

Colombia - 0.0% (E)
Ecopetrol SA
4.13%, 01/16/2025	107,000	103,790
5.38%, 06/26/2026	116,000	119,625
5.88%, 09/18/2023	62,000	66,061

		289,476

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Denmark - 0.0% (E)
Danske Bank A/S
2.70%, 03/02/2022 (A)	$ 200,000	$ 191,715

France - 0.2%
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	200,000	186,847
BNP Paribas SA
3.80%, 01/10/2024 (A)	300,000	293,706
BPCE SA
3.38%, 12/02/2026, MTN	270,000	252,313
4.63%, 07/11/2024 (A)	200,000	198,053
Credit Agricole SA
4.13%, 01/10/2027 (A)	250,000	241,899
Electricite de France SA
2.15%, 01/22/2019 (A)	140,000	139,768
6.00%, 01/22/2114 (A)	350,000	341,241
Societe Generale SA
4.25%, 09/14/2023 - 04/14/2025 (A)	400,000	392,117
Total Capital International SA
2.75%, 06/19/2021	300,000	296,876

		2,342,820

Germany - 0.1%
Deutsche Bank AG
3.70%, 05/30/2024	133,000	125,231
4.10%, 01/13/2026 (D)	100,000	94,738
4.25%, 10/14/2021	503,000	499,841

		719,810

Guernsey, Channel Islands - 0.0% (E)
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	350,000	337,575

Ireland - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	150,000	144,520
3.50%, 01/15/2025	200,000	188,468
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	779,000	761,173
3.37%, 11/15/2025	250,000	237,993
4.42%, 11/15/2035	1,260,000	1,185,855
Johnson Controls International PLC
3.63% (F), 07/02/2024	23,000	22,697
3.75%, 12/01/2021	36,000	36,215
4.95% (F), 07/02/2064	147,000	139,919
5.00%, 03/30/2020	60,000	61,204
5.25%, 12/01/2041	75,000	76,551
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	134,000	127,613
3.20%, 09/23/2026	265,000	244,228

		3,226,436

Italy - 0.1%
Eni SpA
4.00%, 09/12/2023 (A)	200,000	197,858
Intesa Sanpaolo SpA
3.88%, 07/14/2027 - 01/12/2028 (A)	400,000	339,632

		537,490

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Japan - 0.3%
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026, 4.00% (B), 07/24/2026 (A) (G)	$ 221,000	$ 206,083
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (A)	171,000	166,974
Mitsubishi UFJ Financial Group, Inc.
2.67%, 07/25/2022	170,000	163,957
3.00%, 02/22/2022	74,000	72,410
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (A)	200,000	190,619
Mitsubishi UFJ Trust & Banking Corp.
2.45%, 10/16/2019 (A)	300,000	298,395
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (A)	230,000	225,534
MUFG Bank, Ltd.
4.10%, 09/09/2023 (A)	200,000	202,152
ORIX Corp.
2.90%, 07/18/2022	126,000	121,849
3.25%, 12/04/2024	300,000	285,614
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (B), 09/14/2077 (A)	200,000	186,616
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	101,000	97,103
2.44%, 10/19/2021	127,000	122,890
2.63%, 07/14/2026	134,000	120,880
2.78%, 07/12/2022 - 10/18/2022	455,000	439,101
2.85%, 01/11/2022	250,000	243,875
3.10%, 01/17/2023	172,000	167,383
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (A)	350,000	346,118

		3,657,553

Luxembourg - 0.1%
Allergan Funding SCS
3.45%, 03/15/2022	269,000	267,197
3.85%, 06/15/2024	164,000	162,212
Covidien International Finance SA
2.95%, 06/15/2023	68,000	66,144
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	60,000	59,423
Nvent Finance Sarl
4.55%, 04/15/2028 (A)	187,000	182,056
Schlumberger Investment SA
2.40%, 08/01/2022 (A)	70,000	67,098
3.30%, 09/14/2021 (A)	23,000	22,986

		827,116

Mexico - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	195,838
5.00%, 03/30/2020	150,000	153,630
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	150,000	150,028
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	200,000	178,502
Petroleos Mexicanos
4.63%, 09/21/2023	233,000	230,903
4.88%, 01/18/2024	65,000	64,740
5.35%, 02/12/2028 (A)	85,000	80,113
6.35%, 02/12/2048 (A)	159,000	145,644
6.38%, 02/04/2021 - 01/23/2045	279,000	269,747

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Petroleos Mexicanos (continued)
6.50%, 03/13/2027	$ 845,000	$ 863,167
6.63%, 06/15/2035	100,000	99,350
6.75%, 09/21/2047	209,000	199,426
6.88%, 08/04/2026	374,000	394,533

		3,025,621

Netherlands - 0.4%
ABN AMRO Bank NV
2.45%, 06/04/2020 (A)	200,000	196,978
2.50%, 10/30/2018 (A)	200,000	199,994
4.75%, 07/28/2025 (A)	300,000	300,748
Airbus Finance BV
2.70%, 04/17/2023 (A)	64,000	61,903
Airbus SE
3.15%, 04/10/2027 (A)	188,000	179,337
3.95%, 04/10/2047 (A)	150,000	145,577
Cooperatieve Rabobank UA
3.88%, 09/26/2023 (A)	280,000	279,200
4.38%, 08/04/2025	567,000	561,483
4.63%, 12/01/2023	250,000	253,811
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (A)	150,000	146,448
EDP Finance BV
3.63%, 07/15/2024 (A)	200,000	190,928
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	176,047
3.63%, 05/25/2027 (A)	220,000	199,257
ENEL Finance International NV
4.63%, 09/14/2025 (A)	200,000	195,740
Heineken NV
3.40%, 04/01/2022 (A)	150,000	149,566
ING Bank NV
1.65%, 08/15/2019 (A)	220,000	217,586
ING Groep NV
3.95%, 03/29/2027	271,000	260,115
4.10%, 10/02/2023 (H)	480,000	480,358
Mylan NV
3.95%, 06/15/2026	97,000	91,755
Shell International Finance BV
2.13%, 05/11/2020	140,000	138,151
4.13%, 05/11/2035	256,000	259,271
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026 (A)	350,000	315,822
3.13%, 03/16/2024 (A)	250,000	243,164

		5,243,239

New Zealand - 0.1%
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (A)	200,000	199,306
3.45%, 07/17/2027 (A)	222,000	210,798
BNZ International Funding, Ltd.
2.65%, 11/03/2022 (A)	550,000	524,510

		934,614

Norway - 0.0% (E)
Equinor ASA
2.45%, 01/17/2023	58,000	55,871
2.65%, 01/15/2024 (D)	143,000	136,942
3.15%, 01/23/2022	51,000	50,774
3.25%, 11/10/2024	61,000	59,943

		303,530

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Republic of Korea - 0.0% (E)
Korea Gas Corp.
1.88%, 07/18/2021 (A)	$ 200,000	$ 190,277
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (A)	200,000	196,910

		387,187

Singapore - 0.0% (E)
BOC Aviation, Ltd.
2.75%, 09/18/2022 (A)	210,000	199,317

Spain - 0.0% (E)
Banco Santander SA
4.38%, 04/12/2028	200,000	189,694
Telefonica Emisiones SAU
4.10%, 03/08/2027	163,000	156,691
5.13%, 04/27/2020	102,000	104,831

		451,216

Sweden - 0.2%
Nordea Bank AB
3.75%, 08/30/2023 (A)	1,000,000	991,086
4.25%, 09/21/2022 (A)	200,000	201,181
4.88%, 01/27/2020 (A)	200,000	204,368
Stadshypotek AB
1.88%, 10/02/2019 (A)	250,000	247,263
Swedbank AB
2.80%, 03/14/2022 (A)	300,000	292,581

		1,936,479

Switzerland - 0.1%
Credit Suisse AG
2.30%, 05/28/2019, MTN	250,000	249,219
5.30%, 08/13/2019, MTN	100,000	102,004
Credit Suisse Group AG
3.57%, 01/09/2023 (A)	250,000	244,999
4.28%, 01/09/2028 (A)	580,000	564,098
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (B), 08/15/2023 (A)	200,000	192,064
4.13%, 09/24/2025 - 04/15/2026 (A)	400,000	397,093

		1,749,477

United Kingdom - 0.5%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	250,000	230,425
Aon PLC
3.50%, 06/14/2024	200,000	195,060
Barclays PLC
3.65%, 03/16/2025	200,000	187,816
3.68%, 01/10/2023	250,000	243,476
4.38%, 01/12/2026	500,000	485,018
BP Capital Markets PLC
3.22%, 04/14/2024	830,000	811,402
3.25%, 05/06/2022	227,000	225,519
3.54%, 11/04/2024	230,000	228,678
3.81%, 02/10/2024	92,000	93,085
HSBC Bank PLC
4.75%, 01/19/2021 (A)	240,000	246,834
HSBC Holdings PLC
2.65%, 01/05/2022	403,000	391,341
Fixed until 03/13/2027, 4.04% (B), 03/13/2028	700,000	674,340
4.25%, 08/18/2025	200,000	196,217
4.38%, 11/23/2026	200,000	196,570
4.88%, 01/14/2022	100,000	103,699

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Invesco Finance PLC
3.75%, 01/15/2026	$ 62,000	$ 60,983
4.00%, 01/30/2024	74,000	74,236
Lloyds Banking Group PLC
4.38%, 03/22/2028	221,000	215,577
4.58%, 12/10/2025	200,000	196,358
Santander UK Group Holdings PLC
Fixed until 11/03/2027, 3.82% (B), 11/03/2028	500,000	459,211
Standard Chartered PLC
4.05%, 04/12/2026 (A)	200,000	192,614
Fixed until 01/20/2022, 4.25% (B), 01/20/2023 (A) (H)	350,000	351,029
5.20%, 01/26/2024 (A)	210,000	213,715
Vodafone Group PLC
4.13%, 05/30/2025	188,000	186,546
5.00%, 05/30/2038	156,000	153,823
5.25%, 05/30/2048	187,000	187,747
6.25%, 11/30/2032	180,000	201,653

		7,002,972

United States - 10.1%
21st Century Fox America, Inc.
6.55%, 03/15/2033	50,000	62,944
6.65%, 11/15/2037	100,000	132,205
9.50%, 07/15/2024	80,000	102,433
ABB Finance USA, Inc.
2.88%, 05/08/2022	23,000	22,573
Abbott Laboratories
3.88%, 09/15/2025	129,000	129,835
AbbVie, Inc.
2.00%, 11/06/2018	161,000	160,929
4.50%, 05/14/2035	200,000	192,101
Aetna, Inc.
2.80%, 06/15/2023	84,000	80,485
4.50%, 05/15/2042	10,000	9,616
6.75%, 12/15/2037	70,000	87,791
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	150,000	191,418
Air Lease Corp.
3.25%, 03/01/2025	145,000	135,538
Alabama Power Co.
3.55%, 12/01/2023	76,000	75,931
3.75%, 03/01/2045	25,000	22,917
4.10%, 01/15/2042	31,000	29,302
4.15%, 08/15/2044	24,000	23,310
6.00%, 03/01/2039	38,000	45,799
Albemarle Corp.
5.45%, 12/01/2044	100,000	104,383
Allergan, Inc.
2.80%, 03/15/2023	129,000	122,998
3.38%, 09/15/2020	97,000	96,968
Allstate Corp.
3.15%, 06/15/2023	110,000	107,929
Amazon.com, Inc.
2.80%, 08/22/2024	335,000	323,215
3.88%, 08/22/2037	300,000	293,715
4.25%, 08/22/2057	350,000	349,836
4.80%, 12/05/2034	117,000	127,636
American Airlines Pass-Through Trust
3.00%, 04/15/2030	450,794	420,110
3.65%, 02/15/2029 - 12/15/2029	582,809	567,255
3.70%, 04/15/2027 - 04/01/2028	462,701	447,943
4.95%, 07/15/2024	266,559	273,127

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Express Co.
2.65%, 12/02/2022	$ 103,000	$ 99,185
3.63%, 12/05/2024	21,000	20,592
American Express Credit Corp.
1.88%, 11/05/2018, MTN	39,000	38,992
2.13%, 03/18/2019	75,000	74,836
2.25%, 08/15/2019 - 05/05/2021, MTN	197,000	194,079
2.38%, 05/26/2020, MTN	216,000	213,324
2.60%, 09/14/2020, MTN	75,000	74,320
2.70%, 03/03/2022, MTN	60,000	58,460
American Honda Finance Corp.
2.25%, 08/15/2019, MTN	140,000	139,351
2.30%, 09/09/2026, MTN	40,000	36,079
2.90%, 02/16/2024, MTN	70,000	67,659
American International Group, Inc.
3.75%, 07/10/2025	69,000	67,100
3.88%, 01/15/2035	74,000	67,165
4.13%, 02/15/2024	145,000	145,360
4.20%, 04/01/2028	55,000	54,421
4.50%, 07/16/2044	60,000	56,627
American Tower Corp.
3.38%, 10/15/2026	113,000	105,244
American Water Capital Corp.
3.40%, 03/01/2025	59,000	57,942
3.85%, 03/01/2024	200,000	201,887
4.00%, 12/01/2046	91,000	85,148
Ameriprise Financial, Inc.
2.88%, 09/15/2026	190,000	176,286
Amgen, Inc.
3.63%, 05/15/2022	30,000	30,156
4.56%, 06/15/2048	100,000	98,069
5.70%, 02/01/2019	50,000	50,526
Analog Devices, Inc.
3.13%, 12/05/2023	85,000	82,191
4.50%, 12/05/2036	140,000	136,258
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	134,000	137,240
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	387,000	382,613
3.65%, 02/01/2026	1,150,000	1,117,450
4.70%, 02/01/2036	1,127,000	1,128,512
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 04/15/2058	50,000	48,532
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	82,286
Anthem, Inc.
3.30%, 01/15/2023	21,000	20,721
3.50%, 08/15/2024	208,000	203,786
4.10%, 03/01/2028	105,000	103,416
4.63%, 05/15/2042	50,000	48,859
4.65%, 08/15/2044	97,000	95,443
Apache Corp.
3.25%, 04/15/2022	12,000	11,812
4.75%, 04/15/2043	23,000	21,731
5.10%, 09/01/2040	90,000	89,013
6.00%, 01/15/2037	89,000	97,257
Appalachian Power Co.
5.80%, 10/01/2035	25,000	28,799
6.70%, 08/15/2037	55,000	68,387
Apple, Inc.
2.15%, 02/09/2022	327,000	316,149
2.45%, 08/04/2026	185,000	170,605
2.75%, 01/13/2025	300,000	287,416
2.85%, 05/06/2021 - 05/11/2024	500,000	491,472
2.90%, 09/12/2027	299,000	281,788

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Apple, Inc. (continued)
3.00%, 02/09/2024 - 06/20/2027	$ 721,000	$ 699,267
3.20%, 05/13/2025 - 05/11/2027	267,000	259,490
3.35%, 02/09/2027	410,000	401,071
3.45%, 02/09/2045	156,000	139,963
3.75%, 09/12/2047	420,000	394,849
3.85%, 08/04/2046	129,000	123,706
4.50%, 02/23/2036	85,000	91,383
4.65%, 02/23/2046	40,000	43,214
Arizona Public Service Co.
2.20%, 01/15/2020	83,000	82,054
5.05%, 09/01/2041	23,000	25,324
Arrow Electronics, Inc.
3.25%, 09/08/2024	132,000	124,762
3.88%, 01/12/2028	111,000	103,393
Assurant, Inc.
4.20%, 09/27/2023	250,000	248,607
AT&T, Inc.
3.95%, 01/15/2025	237,000	233,349
4.13%, 02/17/2026	216,000	213,427
4.30%, 02/15/2030 (A)	1,145,000	1,101,143
4.30%, 12/15/2042	89,000	77,057
4.35%, 06/15/2045	110,000	94,762
4.50%, 05/15/2035	285,000	266,265
4.90%, 08/15/2037 (A)	936,000	898,239
5.35%, 09/01/2040	79,000	78,347
5.80%, 02/15/2019	25,000	25,291
6.38%, 03/01/2041	205,000	225,883
Athene Global Funding
2.75%, 04/20/2020 (A)	281,000	277,486
4.00%, 01/25/2022 (A)	236,000	236,498
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	73,414
8.50%, 03/15/2019	126,000	129,126
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	170,000	164,810
3.50%, 11/15/2024, MTN	70,000	69,173
3.90%, 10/15/2046, MTN	34,000	31,215
Avangrid, Inc.
3.15%, 12/01/2024	108,000	102,949
Aviation Capital Group LLC
2.88%, 01/20/2022 (A)	150,000	145,300
3.88%, 05/01/2023 (A)	100,000	98,949
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (A)	80,000	81,743
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	115,000	121,065
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	141,000	124,125
5.20%, 06/15/2033	200,000	216,524
Bank of America Corp.
2.25%, 04/21/2020, MTN	190,000	187,572
2.60%, 01/15/2019	42,000	41,993
2.63%, 10/19/2020, MTN	115,000	113,611
2.65%, 04/01/2019	200,000	200,014
Fixed until 04/24/2022, 2.88% (B), 04/24/2023	340,000	330,606
Fixed until 12/20/2022, 3.00% (B), 12/20/2023	958,000	929,677
Fixed until 10/01/2024, 3.09% (B), 10/01/2025, MTN	161,000	153,372
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	351,000	344,714
3.30%, 01/11/2023, MTN	528,000	520,669
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	1,650,000	1,586,795
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	296,000	277,823

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	$ 800,000	$ 770,067
3.95%, 04/21/2025, MTN	338,000	330,936
Fixed until 03/05/2028, 3.97% (B), 03/05/2029, MTN	400,000	390,284
4.00%, 01/22/2025, MTN	378,000	373,034
4.25%, 10/22/2026, MTN	142,000	140,373
5.88%, 02/07/2042, MTN	20,000	23,660
Bank of New York Mellon Corp.
2.20%, 03/04/2019, MTN	60,000	59,918
2.60%, 08/17/2020 - 02/07/2022, MTN	282,000	278,083
Fixed until 05/16/2022, 2.66% (B), 05/16/2023, MTN	19,000	18,387
2.80%, 05/04/2026, MTN	51,000	47,839
3.25%, 09/11/2024, MTN	190,000	185,886
4.15%, 02/01/2021, MTN	55,000	56,114
4.60%, 01/15/2020, MTN	100,000	102,026
BAT Capital Corp.
4.39%, 08/15/2037 (A)	171,000	159,087
Baxalta, Inc.
3.60%, 06/23/2022	20,000	19,857
5.25%, 06/23/2045	9,000	9,667
Bayer US Finance II LLC
4.70%, 07/15/2064 (A)	18,000	15,207
Bayer US Finance LLC
3.38%, 10/08/2024 (A)	200,000	190,583
BB&T Corp.
2.45%, 01/15/2020, MTN	56,000	55,577
2.63%, 06/29/2020, MTN	270,000	267,598
6.85%, 04/30/2019, MTN	60,000	61,418
Becton Dickinson and Co.
3.73%, 12/15/2024	13,000	12,732
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	45,000	44,628
3.50%, 02/01/2025	71,000	69,852
3.75%, 11/15/2023	293,000	295,838
6.13%, 04/01/2036	122,000	147,690
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	62,000	63,200
BlackRock, Inc.
3.50%, 03/18/2024	40,000	40,092
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (A)	33,000	30,655
5.88%, 03/15/2021 (A)	120,000	126,553
BMW US Capital LLC
2.25%, 09/15/2023 (A)	180,000	168,295
Booking Holdings, Inc.
3.55%, 03/15/2028	250,000	238,990
Boston Gas Co.
4.49%, 02/15/2042 (A)	24,000	24,231
Boston Properties, LP
3.20%, 01/15/2025	190,000	181,791
3.65%, 02/01/2026	74,000	71,690
British Airways Pass-Through Trust
4.13%, 03/20/2033 (A)	643,951	636,050
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	150,000	144,537
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	361,000	350,743
3.88%, 01/15/2027	100,000	94,144
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (A)	160,000	157,956
Buckeye Partners, LP
3.95%, 12/01/2026	23,000	21,206
4.88%, 02/01/2021	220,000	223,971
5.85%, 11/15/2043	100,000	96,435

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bunge, Ltd. Finance Corp.
3.50%, 11/24/2020	$ 55,000	$ 54,828
Burlington Northern Santa Fe LLC
5.15%, 09/01/2043	231,000	259,016
5.40%, 06/01/2041	60,000	68,707
6.15%, 05/01/2037	200,000	245,232
7.95%, 08/15/2030	200,000	272,238
Campbell Soup Co.
3.95%, 03/15/2025	270,000	261,035
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	291,893
Capital One Financial Corp.
3.20%, 02/05/2025	175,000	164,670
3.75%, 04/24/2024 - 07/28/2026	260,000	247,544
4.20%, 10/29/2025	100,000	97,719
Cardinal Health, Inc.
4.90%, 09/15/2045	60,000	56,782
Cargill, Inc.
3.30%, 03/01/2022 (A)	110,000	109,238
Carlyle Investment Management LLC
3-Month LIBOR + 2.00%, 4.40% (B), 07/15/2019 (I) (J)	14,368	14,297
Caterpillar Financial Services Corp.
2.10%, 06/09/2019, MTN	43,000	42,821
2.75%, 08/20/2021, MTN	60,000	59,228
2.85%, 06/01/2022, MTN	77,000	75,416
3.75%, 11/24/2023, MTN	121,000	121,904
7.15%, 02/15/2019, MTN	100,000	101,645
Caterpillar, Inc.
2.60%, 06/26/2022	31,000	30,183
CBS Corp.
3.70%, 08/15/2024	173,000	168,197
4.00%, 01/15/2026	83,000	81,347
4.85%, 07/01/2042	100,000	96,845
4.90%, 08/15/2044	68,000	66,174
Celgene Corp.
3.63%, 05/15/2024	186,000	183,400
4.35%, 11/15/2047	167,000	149,497
5.70%, 10/15/2040	114,000	121,597
Centel Capital Corp.
9.00%, 10/15/2019	25,000	26,125
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/2027	137,000	129,478
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	130,000	132,324
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	803,000	815,388
5.38%, 04/01/2038	114,000	110,887
6.38%, 10/23/2035	89,000	95,719
6.83%, 10/23/2055	120,000	132,450
Chevron Corp.
2.36%, 12/05/2022	50,000	48,190
2.41%, 03/03/2022	200,000	194,576
2.57%, 05/16/2023	200,000	193,370
2.90%, 03/03/2024	161,000	156,708
3.19%, 06/24/2023	74,000	73,463
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (A)	95,000	92,218
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	91,000	89,076
3.15%, 03/15/2025	131,000	126,609
3.35%, 05/03/2026	63,000	61,237

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cisco Systems, Inc.
1.85%, 09/20/2021	$ 200,000	$ 192,852
2.20%, 02/28/2021	200,000	195,833
2.95%, 02/28/2026	117,000	112,466
3.00%, 06/15/2022	222,000	220,861
Citigroup, Inc.
2.75%, 04/25/2022	750,000	727,481
2.90%, 12/08/2021	300,000	293,779
Fixed until 01/24/2022, 3.14% (B), 01/24/2023	231,000	226,555
3.20%, 10/21/2026	194,000	181,081
3.40%, 05/01/2026	250,000	237,607
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	750,000	705,188
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	450,000	428,481
3.88%, 03/26/2025	100,000	97,240
Fixed until 01/24/2038, 3.88% (B), 01/24/2039	100,000	92,147
4.13%, 07/25/2028	48,000	46,374
4.30%, 11/20/2026	250,000	246,464
4.40%, 06/10/2025	243,000	243,040
4.75%, 05/18/2046	150,000	146,314
5.50%, 09/13/2025	115,000	122,514
Citizens Bank NA
3.70%, 03/29/2023	270,000	268,108
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	37,626
4.30%, 12/03/2025	60,000	59,162
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	167,000	157,514
5.50%, 08/15/2024	100,000	108,099
8.88%, 11/15/2018	70,000	70,490
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	226,000	220,022
CMS Energy Corp.
2.95%, 02/15/2027	78,000	71,548
3.88%, 03/01/2024	100,000	99,534
CNA Financial Corp.
3.45%, 08/15/2027	160,000	148,147
Comcast Corp.
3.00%, 02/01/2024	117,000	112,827
3.20%, 07/15/2036	200,000	166,882
3.38%, 02/15/2025	77,000	74,536
4.00%, 11/01/2049	23,000	20,469
4.20%, 08/15/2034	378,000	363,954
4.25%, 01/15/2033	439,000	430,358
6.50%, 11/15/2035	210,000	253,416
7.05%, 03/15/2033	90,000	111,807
Commonwealth Edison Co.
3.65%, 06/15/2046	81,000	73,381
3.75%, 08/15/2047	150,000	138,742
Connecticut Light & Power Co.
3.20%, 03/15/2027	130,000	124,975
4.00%, 04/01/2048	124,000	122,191
ConocoPhillips Co.
4.95%, 03/15/2026	150,000	161,911
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	25,000	24,485
Consumers Energy Co.
3.25%, 08/15/2046	52,000	44,463
4.35%, 08/31/2064	32,000	30,725
5.65%, 04/15/2020	110,000	114,008
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	32,447	32,447
4.15%, 10/11/2025	376,953	379,916

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Costco Wholesale Corp.
2.75%, 05/18/2024	$ 142,000	$ 137,397
Cox Communications, Inc.
3.25%, 12/15/2022 (A)	140,000	136,000
3.35%, 09/15/2026 (A)	67,000	62,236
4.60%, 08/15/2047 (A)	118,000	110,352
4.80%, 02/01/2035 (A)	250,000	233,336
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	186,532
Crown Castle International Corp.
4.00%, 03/01/2027	47,000	45,538
4.88%, 04/15/2022	100,000	103,180
5.25%, 01/15/2023	80,000	83,869
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	104,000	101,737
CSX Corp.
3.40%, 08/01/2024	100,000	98,914
4.25%, 06/01/2021	23,000	23,488
4.75%, 05/30/2042	27,000	27,839
6.00%, 10/01/2036, MTN	70,000	82,850
CVS Health Corp.
2.75%, 12/01/2022	80,000	77,158
4.00%, 12/05/2023	138,000	138,284
4.10%, 03/25/2025	1,038,000	1,035,221
4.30%, 03/25/2028	278,000	275,820
4.78%, 03/25/2038	410,000	408,036
5.05%, 03/25/2048	229,000	234,231
CVS Pass-Through Trust
4.70%, 01/10/2036 (A)	216,151	212,908
5.93%, 01/10/2034 (A)	209,664	224,682
6.20%, 10/10/2025 (A)	90,563	94,357
Daimler Finance North America LLC
2.88%, 03/10/2021 (A)	250,000	246,329
Danaher Corp.
2.40%, 09/15/2020	56,000	55,091
DDR Corp.
3.63%, 02/01/2025	87,000	82,433
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	423,000	452,116
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	43,705
4.15%, 05/15/2045	140,000	136,652
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	261,185	258,513
4.75%, 11/07/2021	17,458	17,763
6.82%, 02/10/2024	708,459	776,400
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	46,529
Digital Realty Trust, LP
3.70%, 08/15/2027	89,000	84,550
Discover Bank
4.20%, 08/08/2023	350,000	351,246
Discovery Communications LLC
3.30%, 05/15/2022	190,000	186,161
3.95%, 03/20/2028	105,000	99,745
4.38%, 06/15/2021	137,000	139,610
6.35%, 06/01/2040	50,000	54,939
Dollar General Corp.
4.13%, 05/01/2028	100,000	98,619
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	59,000	58,105
4.60%, 12/15/2044	250,000	245,555
Dominion Energy, Inc.
2.75%, 09/15/2022	132,000	127,280
2.85%, 08/15/2026	61,000	55,537
4.90%, 08/01/2041	11,000	11,275
5.25%, 08/01/2033	90,000	95,015
6.30%, 03/15/2033	50,000	58,023

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Dow Chemical Co.
3.00%, 11/15/2022	$ 38,000	$ 37,040
5.25%, 11/15/2041	17,000	18,022
8.85%, 09/15/2021	190,000	214,185
DTE Electric Co.
3.70%, 03/15/2045	123,000	114,186
Duke Energy Carolinas LLC
3.90%, 06/15/2021	100,000	101,867
6.00%, 12/01/2028	100,000	116,935
Duke Energy Indiana LLC
3.75%, 05/15/2046	100,000	91,445
Duke Energy Ohio, Inc.
3.80%, 09/01/2023	136,000	137,649
Duke Energy Progress LLC
2.80%, 05/15/2022	32,000	31,387
3.00%, 09/15/2021	67,000	66,438
3.25%, 08/15/2025	106,000	103,027
3.70%, 10/15/2046	113,000	103,201
4.15%, 12/01/2044	65,000	63,466
4.20%, 08/15/2045	130,000	128,749
4.38%, 03/30/2044	44,000	44,610
5.70%, 04/01/2035	100,000	114,773
Duke Realty, LP
3.25%, 06/30/2026	36,000	33,866
3.63%, 04/15/2023	146,000	144,481
DXC Technology Co.
4.25%, 04/15/2024	99,000	99,250
E.I. du Pont de Nemours & Co.
4.15%, 02/15/2043	44,000	40,687
5.60%, 12/15/2036	40,000	44,127
Eaton Corp.
4.00%, 11/02/2032	21,000	20,775
5.80%, 03/15/2037	130,000	148,384
6.95%, 03/20/2019	60,000	61,175
Ecolab, Inc.
2.25%, 01/12/2020	80,000	79,146
3.25%, 01/14/2023	66,000	65,119
Edison International
2.95%, 03/15/2023	200,000	191,673
4.13%, 03/15/2028	155,000	153,402
Enable Midstream Partners, LP
4.95%, 05/15/2028	95,000	94,274
Energy Transfer Partners, LP
3.60%, 02/01/2023	56,000	55,035
4.05%, 03/15/2025	118,000	115,505
4.75%, 01/15/2026	96,000	96,992
4.90%, 02/01/2024	120,000	123,682
6.05%, 06/01/2041	325,000	340,084
6.50%, 02/01/2042	36,000	39,537
Energy Transfer Partners, LP / Regency Energy Finance Corp.
5.00%, 10/01/2022	120,000	124,281
Eni USA, Inc.
7.30%, 11/15/2027	150,000	177,396
Entergy Arkansas, Inc.
3.50%, 04/01/2026	61,000	60,106
Entergy Corp.
2.95%, 09/01/2026	65,000	59,721
Entergy Louisiana LLC
2.40%, 10/01/2026	118,000	106,325
3.05%, 06/01/2031	107,000	97,107
Entergy Mississippi, Inc.
2.85%, 06/01/2028	91,000	83,233
Enterprise Products Operating LLC
3.75%, 02/15/2025	78,000	77,868
4.95%, 10/15/2054	35,000	34,997

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Enterprise Products Operating LLC (continued)
5.10%, 02/15/2045	$ 65,000	$ 68,471
5.75%, 03/01/2035	100,000	108,906
6.88%, 03/01/2033	400,000	496,032
7.55%, 04/15/2038	120,000	157,509
EOG Resources, Inc.
2.63%, 03/15/2023	47,000	45,291
4.10%, 02/01/2021	80,000	81,334
EPR Properties
4.50%, 06/01/2027	157,000	150,058
4.95%, 04/15/2028	115,000	113,005
EQT Corp.
3.90%, 10/01/2027	161,000	150,859
ERAC USA Finance LLC
4.50%, 08/16/2021 - 02/15/2045 (A)	285,000	280,800
5.25%, 10/01/2020 (A)	8,000	8,261
5.63%, 03/15/2042 (A)	37,000	40,451
6.70%, 06/01/2034 (A)	44,000	52,684
ERP Operating, LP
2.38%, 07/01/2019	32,000	31,873
2.85%, 11/01/2026	96,000	88,948
3.00%, 04/15/2023	150,000	146,171
3.50%, 03/01/2028	98,000	94,589
Evergy, Inc.
4.85%, 06/01/2021	74,000	75,568
Exelon Corp.
3.40%, 04/15/2026	63,000	60,284
3.50%, 06/01/2022	300,000	294,764
Express Scripts Holding Co.
3.00%, 07/15/2023	51,000	49,109
3.05%, 11/30/2022	130,000	126,001
3.50%, 06/15/2024	90,000	87,572
4.50%, 02/25/2026	144,000	145,290
4.80%, 07/15/2046	62,000	60,511
FedEx Corp.
3.90%, 02/01/2035	223,000	209,960
Fifth Third Bancorp
3.95%, 03/14/2028	210,000	206,164
Fifth Third Bank
2.38%, 04/25/2019	300,000	299,478
FirstEnergy Corp.
4.85%, 07/15/2047	66,000	67,139
Florida Power & Light Co.
4.95%, 06/01/2035	70,000	76,148
5.13%, 06/01/2041	30,000	33,201
5.63%, 04/01/2034	100,000	116,996
Ford Motor Co.
7.45%, 07/16/2031	584,000	648,669
Ford Motor Credit Co. LLC
3.34%, 03/18/2021	250,000	246,441
3.81%, 01/09/2024	200,000	190,676
3.82%, 11/02/2027 (D)	300,000	268,129
General Electric Co.
2.10%, 12/11/2019	86,000	85,076
2.20%, 01/09/2020, MTN	172,000	170,179
2.70%, 10/09/2022	34,000	32,809
3.45%, 05/15/2024, MTN	292,000	287,521
4.38%, 09/16/2020, MTN	104,000	106,250
4.65%, 10/17/2021, MTN	222,000	229,233
5.50%, 01/08/2020, MTN	60,000	61,733
6.00%, 08/07/2019, MTN	101,000	103,617
General Mills, Inc.
4.00%, 04/17/2025	185,000	183,110
4.20%, 04/17/2028	115,000	113,241
4.55%, 04/17/2038	45,000	43,137
General Motors Co.
6.60%, 04/01/2036	540,000	575,704

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Motors Financial Co., Inc.
3.45%, 04/10/2022	$ 145,000	$ 142,609
3.50%, 11/07/2024	240,000	226,256
3.70%, 05/09/2023	205,000	200,300
3.95%, 04/13/2024	360,000	350,117
4.30%, 07/13/2025	105,000	102,129
4.35%, 04/09/2025	235,000	230,602
Gilead Sciences, Inc.
3.25%, 09/01/2022	120,000	119,407
3.50%, 02/01/2025	20,000	19,649
3.70%, 04/01/2024	484,000	485,498
4.00%, 09/01/2036	58,000	55,876
4.60%, 09/01/2035	42,000	43,305
Glencore Funding LLC
4.63%, 04/29/2024 (A)	220,000	221,349
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (B), 10/31/2022	865,000	843,538
Fixed until 07/24/2022, 2.91% (B), 07/24/2023	250,000	241,545
Fixed until 06/05/2022, 2.91% (B), 06/05/2023	296,000	286,295
3.00%, 04/26/2022	160,000	156,757
Fixed until 09/29/2024, 3.27% (B), 09/29/2025	484,000	462,463
3.50%, 01/23/2025 - 11/16/2026	1,202,000	1,155,273
Fixed until 06/05/2027, 3.69% (B), 06/05/2028	523,000	497,771
3.75%, 05/22/2025	399,000	391,060
3.85%, 01/26/2027	1,490,000	1,445,583
Fixed until 05/01/2028, 4.22% (B), 05/01/2029	350,000	344,875
5.38%, 03/15/2020, MTN	606,000	624,659
Goodman US Finance Three LLC
3.70%, 03/15/2028 (A)	151,000	141,140
Government Properties Income Trust
3.75%, 08/15/2019	940,000	943,507
4.00%, 07/15/2022	251,000	248,133
Great-West Lifeco Finance Delaware, LP
4.15%, 06/03/2047 (A)	200,000	188,457
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	39,000	38,141
3.48%, 06/15/2050 (A)	36,000	35,029
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (A)	44,000	43,136
Halliburton Co.
3.50%, 08/01/2023	107,000	106,611
4.85%, 11/15/2035	157,000	164,226
7.60%, 08/15/2096 (A)	40,000	52,084
8.75%, 02/15/2021	100,000	111,749
Harris Corp.
3.83%, 04/27/2025	200,000	196,158
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	210,000	199,015
HCP, Inc.
3.40%, 02/01/2025	38,000	36,023
3.88%, 08/15/2024	360,000	351,997
4.20%, 03/01/2024	27,000	26,900
Home Depot, Inc.
2.13%, 09/15/2026	107,000	95,892
2.63%, 06/01/2022	150,000	146,963
3.75%, 02/15/2024	110,000	112,122
4.20%, 04/01/2043	103,000	103,761
Huntington Bancshares, Inc.
2.30%, 01/14/2022	271,000	259,543
Hyundai Capital America
2.00%, 07/01/2019 (A)	64,000	63,573
2.40%, 10/30/2018 (A)	120,000	119,993

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
IBM Credit LLC
3.00%, 02/06/2023	$ 300,000	$ 294,920
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	100,716
4.88%, 09/15/2041	192,000	210,266
Indiana Michigan Power Co.
3.20%, 03/15/2023	120,000	118,141
Intel Corp.
3.70%, 07/29/2025	104,000	104,697
3.73%, 12/08/2047	34,000	31,684
4.00%, 12/15/2032	181,000	183,760
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	115,000	117,916
International Business Machines Corp.
1.80%, 05/17/2019	100,000	99,465
2.25%, 02/19/2021	279,000	273,367
7.00%, 10/30/2025	50,000	59,789
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	110,000	110,977
5.00%, 09/26/2048	126,000	126,363
International Lease Finance Corp.
5.88%, 08/15/2022	150,000	158,675
8.63%, 01/15/2022	360,000	409,152
International Paper Co.
3.00%, 02/15/2027 (D)	150,000	137,718
7.30%, 11/15/2039	100,000	127,034
8.70%, 06/15/2038	70,000	96,837
ITC Holdings Corp.
2.70%, 11/15/2022	200,000	191,844
Jackson National Life Global Funding
1.88%, 10/15/2018 (A)	113,000	112,975
2.50%, 06/27/2022 (A)	100,000	96,250
3.05%, 04/29/2026 (A)	81,000	75,680
3.25%, 01/30/2024 (A)	29,000	28,185
Jersey Central Power & Light Co.
6.15%, 06/01/2037	80,000	93,551
John Deere Capital Corp.
1.70%, 01/15/2020	30,000	29,573
2.45%, 09/11/2020, MTN	33,000	32,583
2.70%, 01/06/2023, MTN	15,000	14,573
2.75%, 03/15/2022, MTN	25,000	24,537
2.80%, 09/08/2027, MTN	100,000	92,916
3.15%, 10/15/2021, MTN	20,000	19,942
3.35%, 06/12/2024, MTN	166,000	163,997
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	70,674	75,561
Johnson & Johnson
3.40%, 01/15/2038	278,000	259,653
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	45,892
5.30%, 10/01/2041	60,000	66,050
Kellogg Co.
3.40%, 11/15/2027	119,000	110,609
Kerr-McGee Corp.
7.88%, 09/15/2031	100,000	124,549
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027 (D)	550,000	508,409
4.42%, 05/25/2025 (A)	112,000	112,472
4.99%, 05/25/2038 (A)	162,000	163,908
KeyCorp
2.90%, 09/15/2020, MTN	84,000	83,427
5.10%, 03/24/2021, MTN	141,000	146,681
KeySpan Gas East Corp.
2.74%, 08/15/2026 (A)	97,000	89,268
Kimberly-Clark Corp.
2.40%, 06/01/2023	100,000	95,393

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kinder Morgan, Inc.
4.30%, 03/01/2028	$ 410,000	$ 406,510
Kraft Heinz Foods Co.
2.80%, 07/02/2020	350,000	347,014
5.00%, 07/15/2035 - 06/04/2042	315,000	310,667
6.88%, 01/26/2039	75,000	87,632
Kroger Co.
3.40%, 04/15/2022	95,000	94,201
8.00%, 09/15/2029	125,000	155,488
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	138,000	136,159
Legg Mason, Inc.
3.95%, 07/15/2024 (D)	115,000	113,416
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 (A)	100,000	103,569
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (A)	220,000	268,146
Liberty Property, LP
3.25%, 10/01/2026	54,000	50,274
Lincoln National Corp.
4.00%, 09/01/2023	100,000	101,129
4.20%, 03/15/2022	206,000	208,987
Lockheed Martin Corp.
4.50%, 05/15/2036	150,000	156,355
Lowe’s Cos., Inc.
2.50%, 04/15/2026	150,000	137,906
3.13%, 09/15/2024	50,000	48,902
3.38%, 09/15/2025	179,000	176,179
4.65%, 04/15/2042	43,000	44,733
Magellan Health, Inc.
4.40%, 09/22/2024	375,000	361,868
Magellan Midstream Partners, LP
3.20%, 03/15/2025	59,000	56,069
4.20%, 12/01/2042	75,000	65,408
4.25%, 02/01/2021	234,000	237,722
5.15%, 10/15/2043	62,000	64,307
Marathon Petroleum Corp.
3.63%, 09/15/2024	96,000	94,734
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	191,000	188,461
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	156,000	143,297
Masco Corp.
6.50%, 08/15/2032	250,000	274,003
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	113,000	106,943
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (A)	33,000	37,011
7.63%, 11/15/2023 (A)	250,000	284,513
MassMutual Global Funding II
2.50%, 10/17/2022 (A) (D)	100,000	96,380
McCormick & Co., Inc.
3.15%, 08/15/2024	105,000	100,911
3.40%, 08/15/2027	66,000	62,814
McDonald’s Corp.
4.70%, 12/09/2035, MTN	39,000	40,540
6.30%, 10/15/2037, MTN	71,000	85,678
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	238,000	240,925
4.60%, 06/01/2044	70,000	70,828
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	91,112
Medtronic, Inc.
3.13%, 03/15/2022	72,000	71,507
4.38%, 03/15/2035	159,000	164,434
Merck & Co., Inc.
2.80%, 05/18/2023	18,000	17,634
3.70%, 02/10/2045	20,000	19,045

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Metropolitan Life Global Funding I
3.00%, 01/10/2023 - 09/19/2027 (A)	$ 320,000	$ 305,735
3.88%, 04/11/2022 (A)	300,000	303,300
Microsoft Corp.
2.38%, 02/12/2022 - 05/01/2023	176,000	170,948
2.88%, 02/06/2024	458,000	447,743
3.30%, 02/06/2027	167,000	163,798
3.50%, 02/12/2035	68,000	65,594
3.95%, 08/08/2056	88,000	86,091
4.00%, 02/12/2055	71,000	70,363
4.10%, 02/06/2037	266,000	274,764
4.50%, 02/06/2057	233,000	251,457
MidAmerican Energy Co.
3.10%, 05/01/2027	193,000	183,877
Morgan Stanley
2.65%, 01/27/2020	344,000	341,796
Fixed until 07/22/2027, 3.59% (B), 07/22/2028	711,000	674,590
3.63%, 01/20/2027	200,000	192,055
3.75%, 02/25/2023, MTN	284,000	283,947
Fixed until 01/24/2028, 3.77% (B), 01/24/2029, MTN	585,000	561,538
3.88%, 01/27/2026, MTN	360,000	353,867
4.00%, 07/23/2025, MTN	871,000	868,096
4.30%, 01/27/2045	69,000	66,477
5.00%, 11/24/2025	334,000	345,920
5.50%, 07/28/2021, MTN	620,000	652,646
5.63%, 09/23/2019, MTN	470,000	481,692
7.30%, 05/13/2019, MTN	470,000	482,514
Mosaic Co.
4.88%, 11/15/2041	13,000	11,959
5.45%, 11/15/2033	255,000	260,143
MPLX, LP
4.13%, 03/01/2027	104,000	101,297
4.88%, 12/01/2024	165,000	171,192
5.20%, 03/01/2047	81,000	81,163
MUFG Union Bank NA
2.25%, 05/06/2019	250,000	249,308
National Retail Properties, Inc.
3.50%, 10/15/2027	100,000	93,843
3.60%, 12/15/2026	124,000	118,072
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	61,000	59,047
3.05%, 04/25/2027	92,000	86,936
NBCUniversal Media LLC
4.38%, 04/01/2021	150,000	153,678
Nevada Power Co.
5.38%, 09/15/2040	80,000	90,362
5.45%, 05/15/2041	40,000	45,469
6.65%, 04/01/2036	100,000	126,405
7.13%, 03/15/2019	50,000	51,025
New England Power Co.
3.80%, 12/05/2047 (A)	112,000	103,621
New York Life Global Funding
1.55%, 11/02/2018 (A)	286,000	285,793
2.35%, 07/14/2026 (A)	75,000	67,987
3.00%, 01/10/2028 (A)	137,000	128,643
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (A)	83,000	78,923
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	106,000	105,420
3.55%, 05/01/2027	45,000	43,295
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (A)	141,000	139,404

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
NiSource, Inc.
3.85%, 02/15/2023	$ 50,000	$ 49,683
5.65%, 02/01/2045	89,000	99,404
5.80%, 02/01/2042	67,000	73,944
6.25%, 12/15/2040	100,000	115,901
Nissan Motor Acceptance Corp.
1.90%, 09/14/2021 (A) (D)	78,000	74,298
Noble Energy, Inc.
6.00%, 03/01/2041	57,000	60,990
Nordstrom, Inc.
4.00%, 10/15/2021	21,000	21,321
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	10,966
3.85%, 01/15/2024	125,000	126,289
3.95%, 10/01/2042	25,000	23,342
4.05%, 08/15/2052	127,000	118,837
Northern States Power Co.
6.25%, 06/01/2036	70,000	87,062
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (B), 05/08/2032	280,000	260,991
Northrop Grumman Corp.
3.20%, 02/01/2027	112,000	105,620
3.25%, 01/15/2028	75,000	70,524
3.85%, 04/15/2045	44,000	39,979
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	80,000	105,681
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	77,317
3.40%, 05/06/2024	165,000	165,225
Nucor Corp.
6.40%, 12/01/2037	200,000	244,348
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	142,000	134,705
Occidental Petroleum Corp.
4.63%, 06/15/2045	26,000	27,014
Ohio Power Co.
6.60%, 03/01/2033	65,000	81,495
Oncor Electric Delivery Co. LLC
7.00%, 09/01/2022	50,000	56,533
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	250,000	250,129
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	29,544
4.90%, 03/15/2025	450,000	467,080
5.00%, 09/15/2023	65,000	67,741
6.65%, 10/01/2036	220,000	257,583
Oracle Corp.
2.38%, 01/15/2019	91,000	90,944
2.50%, 05/15/2022 - 10/15/2022	341,000	331,291
2.95%, 11/15/2024 - 05/15/2025	600,000	576,972
3.80%, 11/15/2037	160,000	152,427
3.90%, 05/15/2035	130,000	125,811
4.30%, 07/08/2034	573,000	585,139
6.13%, 07/08/2039	65,000	80,053
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45,000	42,775
3.40%, 08/15/2024	130,000	124,057
3.50%, 06/15/2025	94,000	89,686
4.50%, 12/15/2041	48,000	43,813
6.05%, 03/01/2034	170,000	193,229
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (B), 10/24/2067 (A)	124,000	111,502
PacifiCorp
6.25%, 10/15/2037	20,000	25,214

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Parker-Hannifin Corp.
3.30%, 11/21/2024, MTN	$ 37,000	$ 36,261
4.10%, 03/01/2047	67,000	65,602
4.45%, 11/21/2044, MTN	37,000	37,795
Pennsylvania Electric Co.
3.25%, 03/15/2028 (A)	56,000	52,054
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 (A)	26,000	25,910
2.70%, 03/14/2023 (A)	150,000	141,826
3.38%, 02/01/2022 (A)	100,000	98,601
4.13%, 08/01/2023 (A)	84,000	83,862
4.88%, 07/11/2022 (A)	100,000	103,072
PepsiCo, Inc.
4.60%, 07/17/2045	39,000	41,523
Pfizer, Inc.
3.00%, 12/15/2026	210,000	201,611
Phillips 66
3.90%, 03/15/2028	105,000	103,559
4.30%, 04/01/2022	16,000	16,452
Phillips 66 Partners, LP
3.55%, 10/01/2026	34,000	32,068
4.90%, 10/01/2046	74,000	72,639
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	175,000	168,430
4.30%, 01/31/2043	121,000	102,837
4.65%, 10/15/2025	100,000	101,044
PNC Financial Services Group, Inc.
5.13%, 02/08/2020	100,000	102,567
PPL Capital Funding, Inc.
4.20%, 06/15/2022	50,000	50,645
PPL Electric Utilities Corp.
4.13%, 06/15/2044	42,000	41,371
Praxair, Inc.
2.65%, 02/05/2025	65,000	61,511
Precision Castparts Corp.
3.25%, 06/15/2025	160,000	155,280
4.20%, 06/15/2035	160,000	159,797
President & Fellows of Harvard College
3.30%, 07/15/2056	214,000	188,718
Principal Life Global Funding II
2.25%, 10/15/2018 (A)	127,000	126,994
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	396,087
3.55%, 01/15/2024	1,505,000	1,533,028
Procter & Gamble Co.
2.70%, 02/02/2026	250,000	237,042
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	21,627
7.00%, 10/30/2031	110,000	137,185
Progressive Corp.
Fixed until 03/15/2023, 5.38% (B), 03/15/2023 (G)	150,000	149,625
Protective Life Global Funding
2.00%, 09/14/2021 (A)	210,000	201,341
2.26%, 04/08/2020 (A)	200,000	196,940
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	76,910
Prudential Financial, Inc.
2.35%, 08/15/2019, MTN	200,000	199,154
3.91%, 12/07/2047	184,000	165,534
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	300,000	367,641

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
PSEG Power LLC
2.45%, 11/15/2018	$ 50,000	$ 49,993
4.15%, 09/15/2021	113,000	114,420
Public Service Co. of Colorado
3.55%, 06/15/2046	43,000	37,901
Public Service Co. of New Hampshire
3.50%, 11/01/2023	40,000	39,894
Public Service Co. of Oklahoma
5.15%, 12/01/2019	110,000	112,557
6.63%, 11/15/2037	80,000	100,692
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	93,000	83,426
3.65%, 09/01/2042, MTN	49,000	45,892
QUALCOMM, Inc.
2.90%, 05/20/2024	250,000	239,284
3.25%, 05/20/2027	201,000	189,166
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	37,048
4.75%, 01/30/2020	160,000	163,378
Qwest Corp.
6.75%, 12/01/2021	67,000	71,505
Realty Income Corp.
3.88%, 04/15/2025	175,000	173,583
4.65%, 03/15/2047	113,000	113,547
Regions Financial Corp.
3.80%, 08/14/2023	170,000	169,112
Reliance Standard Life Global Funding II
3.05%, 01/20/2021 (A)	104,000	102,564
3.85%, 09/19/2023 (A)	355,000	353,976
Republic Services, Inc.
2.90%, 07/01/2026	49,000	45,583
5.25%, 11/15/2021	80,000	84,179
5.50%, 09/15/2019	100,000	102,332
Reynolds American, Inc.
5.70%, 08/15/2035	150,000	160,208
Rockwell Collins, Inc.
3.20%, 03/15/2024	80,000	77,216
4.35%, 04/15/2047	50,000	47,717
Roper Technologies, Inc.
3.00%, 12/15/2020	46,000	45,702
Ryder System, Inc.
2.88%, 09/01/2020, MTN	144,000	142,975
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	30,809
6.00%, 06/01/2026	75,000	84,623
SART
4.75%, 07/15/2024	2,450,000	2,450,000
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (A)	154,000	153,202
Select Income REIT
3.60%, 02/01/2020	370,000	368,009
Sempra Energy
4.05%, 12/01/2023	96,000	96,547
9.80%, 02/15/2019	140,000	143,577
Senior Housing Properties Trust
3.25%, 05/01/2019	190,000	189,918
4.75%, 02/15/2028	150,000	145,049
Sherwin-Williams Co.
3.13%, 06/01/2024	82,000	78,760
Simon Property Group, LP
3.75%, 02/01/2024	250,000	250,556
4.13%, 12/01/2021	27,000	27,548
4.38%, 03/01/2021	60,000	61,494
Southern California Edison Co.
1.85%, 02/01/2022	38,500	37,478
3.65%, 03/01/2028 (D)	150,000	146,532
3.90%, 12/01/2041	50,000	44,662
4.05%, 03/15/2042	75,000	70,785

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Southern Co.
2.15%, 09/01/2019	$ 100,000	$ 99,168
3.25%, 07/01/2026	48,000	44,767
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	45,034
3.25%, 06/15/2026	42,000	39,268
3.50%, 09/15/2021	182,000	181,520
3.95%, 10/01/2046	49,000	43,206
4.40%, 06/01/2043	79,000	75,908
5.25%, 08/15/2019	230,000	234,435
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	77,000	76,531
8.00%, 03/01/2032	140,000	179,817
Southern Power Co.
5.15%, 09/15/2041	165,000	166,425
Southwest Gas Corp.
3.80%, 09/29/2046	100,000	89,702
Southwestern Electric Power Co.
6.45%, 01/15/2019	50,000	50,540
Southwestern Public Service Co.
4.50%, 08/15/2041	70,000	71,825
6.00%, 10/01/2036	97,000	113,358
Spectra Energy Partners, LP
3.50%, 03/15/2025	125,000	120,436
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	172,691	165,038
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (A)	404,250	402,734
State Street Corp.
3.10%, 05/15/2023	72,000	70,409
3.55%, 08/18/2025	118,000	116,994
3.70%, 11/20/2023	231,000	232,484
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	36,000	35,881
4.95%, 01/15/2043	309,000	282,198
5.30%, 04/01/2044	50,000	47,928
5.35%, 05/15/2045	93,000	90,678
6.10%, 02/15/2042	100,000	105,493
SunTrust Banks, Inc.
2.50%, 05/01/2019	39,000	38,944
4.00%, 05/01/2025	53,000	53,132
Synchrony Financial
3.70%, 08/04/2026	170,000	153,545
Sysco Corp.
3.25%, 07/15/2027	350,000	328,870
3.75%, 10/01/2025	78,000	76,981
Target Corp.
3.50%, 07/01/2024	77,000	77,822
TC PipeLines, LP
3.90%, 05/25/2027	81,000	76,894
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	112,000	109,840
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (A)	200,000	194,027
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	129,000	123,658
Texas Health Resources
4.33%, 11/15/2055	250,000	253,588
Texas Instruments, Inc.
1.65%, 08/03/2019	37,000	36,673
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	83,000	76,864
4.15%, 02/01/2024	86,000	87,600
Time Warner Cable LLC
6.55%, 05/01/2037	100,000	108,477
8.75%, 02/14/2019	105,000	107,169

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	$ 330,000	$ 409,843
Toledo Edison Co.
6.15%, 05/15/2037	130,000	155,865
Torchmark Corp.
4.55%, 09/15/2028	190,000	190,918
Toyota Motor Credit Corp.
2.10%, 01/17/2019, MTN	174,000	173,850
2.13%, 07/18/2019, MTN	90,000	89,623
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	68,000	61,907
UDR, Inc.
2.95%, 09/01/2026, MTN	74,000	67,782
Unilever Capital Corp.
3.38%, 03/22/2025	110,000	108,336
Union Carbide Corp.
7.50%, 06/01/2025	40,000	46,341
7.75%, 10/01/2096	40,000	51,308
Union Electric Co.
2.95%, 06/15/2027	107,000	100,166
Union Pacific Corp.
4.10%, 09/15/2067	90,000	79,695
United Airlines Pass-Through Trust
2.88%, 04/07/2030	438,106	407,141
3.45%, 01/07/2030	154,400	147,858
3.50%, 09/01/2031	239,000	230,388
3.65%, 07/07/2027	93,803	90,106
3.75%, 03/03/2028	290,269	287,683
4.30%, 02/15/2027	214,264	218,298
United Technologies Corp.
3.95%, 08/16/2025	95,000	94,550
4.15%, 05/15/2045	198,000	184,117
4.45%, 11/16/2038	70,000	69,527
4.50%, 06/01/2042	71,000	70,192
UnitedHealth Group, Inc.
1.63%, 03/15/2019	73,000	72,651
2.75%, 02/15/2023	111,000	107,663
2.88%, 03/15/2023	150,000	146,258
3.10%, 03/15/2026	80,000	76,870
3.38%, 11/15/2021	37,000	37,113
4.63%, 07/15/2035	143,000	152,222
US Bancorp
2.20%, 04/25/2019, MTN	200,000	199,502
2.38%, 07/22/2026, MTN	100,000	90,580
2.63%, 01/24/2022, MTN	37,000	36,171
3.00%, 03/15/2022, MTN	33,000	32,635
US Bank NA
2.13%, 10/28/2019	250,000	248,052
Valero Energy Corp.
7.50%, 04/15/2032	60,000	76,410
Ventas Realty, LP
3.50%, 02/01/2025	45,000	42,964
3.85%, 04/01/2027	123,000	118,557
4.13%, 01/15/2026	68,000	66,939
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	350,000	351,159
Verizon Communications, Inc.
3.45%, 03/15/2021	114,000	114,453
4.33%, 09/21/2028 (A)	1,000,000	1,005,355
4.40%, 11/01/2034	811,000	790,874
4.50%, 08/10/2033	600,000	595,062
5.25%, 03/16/2037	206,000	219,631
Viacom, Inc.
3.88%, 04/01/2024	56,000	55,019
6.88%, 04/30/2036	330,000	375,751

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
United States (continued)
Virginia Electric & Power Co.
2.75%, 03/15/2023	$ 145,000	$ 140,410
3.45%, 02/15/2024	21,000	20,772
4.45%, 02/15/2044	21,000	21,257
VMware, Inc.
2.95%, 08/21/2022	319,000	307,053
Voya Financial, Inc.
3.13%, 07/15/2024	350,000	330,198
3.65%, 06/15/2026	50,000	47,634
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	100,000	98,758
4.50%, 11/18/2034	195,000	191,982
Walt Disney Co.
3.00%, 02/13/2026	400,000	383,283
Warner Media LLC
3.55%, 06/01/2024	385,000	373,370
3.60%, 07/15/2025	305,000	292,262
4.75%, 03/29/2021	100,000	103,021
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	141,384
Wells Fargo & Co.
2.50%, 03/04/2021	71,000	69,537
3.30%, 09/09/2024, MTN	300,000	290,815
3.50%, 03/08/2022, MTN	400,000	399,424
4.10%, 06/03/2026, MTN	70,000	69,194
4.30%, 07/22/2027, MTN	63,000	62,761
4.65%, 11/04/2044, MTN	123,000	119,723
4.75%, 12/07/2046, MTN	143,000	142,452
4.90%, 11/17/2045, MTN	90,000	91,183
5.38%, 11/02/2043	200,000	214,867
Welltower, Inc.
4.50%, 01/15/2024	172,000	174,895
Western Gas Partners, LP
3.95%, 06/01/2025	200,000	190,716
5.45%, 04/01/2044	52,000	48,986
Western Union Co.
3.60%, 03/15/2022	230,000	227,377
Westlake Chemical Corp.
3.60%, 07/15/2022 (D)	150,000	147,542
4.38%, 11/15/2047	95,000	84,393
WestRock Co.
3.00%, 09/15/2024 (A)	200,000	189,058
3.75%, 03/15/2025 (A)	250,000	245,684
Williams Cos., Inc.
3.90%, 01/15/2025	78,000	76,310
4.85%, 03/01/2048	146,000	141,136
Wisconsin Electric Power Co.
3.10%, 06/01/2025	110,000	105,634
3.65%, 12/15/2042	40,000	35,833
4.25%, 12/15/2019	140,000	142,094
WW Grainger, Inc.
4.60%, 06/15/2045	291,000	302,810
Xcel Energy, Inc.
6.50%, 07/01/2036	48,000	60,835
Xylem, Inc.
3.25%, 11/01/2026	33,000	30,993
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	80,000	79,471

		138,806,924

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Virgin Islands, British - 0.0% (E)
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (A)	$ 360,000	$ 341,304
CNOOC Finance, Ltd.
3.00%, 05/09/2023	200,000	191,660

		532,964

Total Corporate Debt Securities (Cost $194,594,266)		190,184,589

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Canada - 0.0% (E)
Province of Ontario
1.65%, 09/27/2019	87,000	85,952

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	200,000
5.00%, 06/15/2045	200,000	199,800
7.38%, 09/18/2037	100,000	126,000

		525,800

Israel - 0.4%
Israel Government AID Bond
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	794,991
Series 2008-Z,
Zero Coupon, 08/15/2024	1,000,000	828,073
Series 2009-Z,
Zero Coupon, 11/15/2024	1,000,000	821,377
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	3,300,000	2,713,990

		5,158,431

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,151,000	1,096,327
4.13%, 01/21/2026	200,000	198,210
4.35%, 01/15/2047	100,000	90,651
5.55%, 01/21/2045	119,000	126,438
4.75%, 03/08/2044, MTN	212,000	202,566
5.75%, 10/12/2110, MTN	70,000	70,456

		1,784,648

Panama - 0.0% (E)
Panama Government International Bond
4.50%, 04/16/2050	200,000	198,302

Peru - 0.0% (E)
Peru Government International Bond
5.63%, 11/18/2050	35,000	41,545

Supranational - 0.0% (E)
African Development Bank
8.80%, 09/01/2019	130,000	136,438

Total Foreign Government Obligations (Cost $8,163,388)		7,931,116

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 4.4%
Cayman Islands - 0.1%
BXMT, Ltd.
Series 2017-FL1, Class D,
1-Month LIBOR + 2.70%, 4.86% (B), 06/15/2035 (A)	$ 580,000	$ 588,358
TPG Real Estate Finance Issuer, Ltd.
Series 2018-FL1, Class B,
1-Month LIBOR + 1.30%, 3.46% (B), 02/15/2035 (A)	500,000	500,939

		1,089,297

United States - 4.3%
Ajax Mortgage Loan Trust
Series 2016-2, Class A,
4.13% (B), 10/25/2056 (A)	227,408	226,135
Alternative Loan Trust
Series 2004-27CB, Class A1,
6.00%, 12/25/2034	332,872	334,133
Series 2004-28CB, Class 3A1,
6.00%, 01/25/2035	314,084	312,964
Series 2006-41CB, Class 2A13,
5.75%, 01/25/2037	649,447	567,080
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	98,711
Series 2014-520M, Class C,
4.35% (B), 08/15/2046 (A)	150,000	140,973
BAMLL Re-REMIC Trust
Series 2015-FR11, Class A705,
0.89% (B), 09/27/2044 (A)	40,693	40,580
Banc of America Funding Trust
Series 2005-E, Class 4A1,
4.13% (B), 03/20/2035	32,296	32,712
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
4.76% (B), 11/25/2033	54,079	54,550
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	900,000	882,880
BCAP LLC Trust
Series 2007-AA2, Class 2A12,
5.50%, 04/25/2037	1,539,434	1,228,354
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1-Month LIBOR + 0.64%, 2.86% (B), 07/25/2034	149,833	149,227
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
4.38% (B), 07/25/2033	22,045	22,277
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 3.67% (B), 02/25/2036	222,262	224,156
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.52% (B), 06/11/2041 (A)	22,235	137
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
0.75% (B), 12/11/2049 (A)	24,882	295

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.13% (B), 02/25/2037	$ 40,363	$ 40,937
Series 2007-A1, Class 8A1,
4.14% (B), 02/25/2037	356,145	364,736
Series 2007-A2, Class 2A1,
4.12% (B), 07/25/2037	17,540	17,869
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	28,517	29,045
Series 2004-3, Class A4,
5.75%, 04/25/2034	22,813	23,403
Series 2004-HYB6, Class A3,
3.97% (B), 11/20/2034	338,129	344,813
Series 2005-15, Class A3,
5.75%, 08/25/2035	284,638	258,873
Series 2005-HYB3, Class 2A2A,
3.73% (B), 06/20/2035	733,908	738,786
Series 2006-HYB2, Class 2A1B,
3.64% (B), 04/20/2036	686,269	634,035
Series 2007-2, Class A16,
6.00%, 03/25/2037	682,424	556,675
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5,
5.25%, 05/25/2034	62,953	64,359
Colt Funding LLC
Series 2018-2, Class A1,
3.47% (B), 07/27/2048 (A)	1,109,146	1,105,254
COMM Mortgage Trust
Series 2013-300P, Class A1,
4.35%, 08/10/2030 (A)	500,000	518,102
Series 2013-SFS, Class A2,
3.09% (B), 04/12/2035 (A)	156,000	152,351
Series 2014-CR19, Class A5,
3.80%, 08/10/2047	750,000	758,835
Series 2014-PAT, Class A,
1-Month LIBOR + 0.80%, 2.93% (B), 08/13/2027 (A)	198,000	198,000
Series 2014-TWC, Class A,
1-Month LIBOR + 0.85%, 2.98% (B), 02/13/2032 (A)	665,000	665,623
Series 2014-TWC, Class B,
1-Month LIBOR + 1.60%, 3.75% (B), 02/13/2032 (A)	500,000	500,937
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	437,000	439,452
Series 2018-HOME, Class A,
3.82% (B), 04/10/2033 (A)	1,565,000	1,550,719
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.93% (B), 07/10/2038	13,825	13,822
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	22,621	23,232
Series 2003-AR26, Class 2A1,
4.29% (B), 11/25/2033	319,750	320,126
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	72,403	75,469
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (A)	600,000	569,300
Federal Home Loan Mortgage Corp.
Series 2018-1, Class A1,
3.50%, 06/25/2028	5,855,993	5,826,364

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4753, Class JW,
3.00%, 02/15/2048	$ 567,000	$ 507,471
Series K033, Class X1,
0.42% (B), 07/25/2023	28,143,993	371,090
Series K070, Class A2,
3.30% (B), 11/25/2027	546,000	534,606
Series K070, Class AM,
3.36% (B), 12/25/2027	1,360,000	1,328,238
Series W5FX, Class AFX,
3.34% (B), 04/25/2028	629,000	608,503
Federal Home Loan Mortgage Corp. REMIC
Series 4125, Class KP,
2.50%, 05/15/2041	1,003,230	972,469
Series 4748, Class HE,
3.00%, 01/15/2048	2,000,000	1,838,175
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M1,
1-Month LIBOR + 0.70%, 2.92% (B), 09/25/2030	397,021	397,836
Federal National Mortgage Association
3.50%, 03/25/2048	2,252,604	2,097,359
Series 2018-C05, Class 1M2,
1-Month LIBOR + 2.35%, 4.57% (B), 01/25/2031	700,000	711,378
Federal National Mortgage Association REMIC
Series 2013-74, Class YT,
3.00%, 02/25/2041	1,031,164	1,018,729
Series 2017-112, Class AY,
3.50%, 01/25/2048	1,870,000	1,807,966
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	700,000	702,218
GS Mortgage Securities Trust
Series 2011-GC5, Class D,
5.56% (B), 08/10/2044 (A)	103,000	101,050
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.57% (B), 09/25/2035 (A)	56,716	50,716
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1,
4.42% (B), 10/25/2033	20,907	21,164
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	47,075	48,357
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	12,528	12,875
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (B), 08/25/2022 (A)	1,120,000	1,108,800
Homeward Opportunities Fund Trust
Series 2018-1, Class A1,
3.77% (B), 06/25/2048 (A)	712,764	712,772
Impac CMB Trust
Series 2004-10, Class 3A1,
1-Month LIBOR + 0.70%, 2.92% (B), 03/25/2035	600,956	565,614
Series 2004-4, Class 1A2,
1-Month LIBOR + 0.62%, 2.84% (B), 09/25/2034	265,473	264,718

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Impac CMB Trust (continued)
Series 2005-4, Class 1A1A,
1-Month LIBOR + 0.54%, 2.76% (B), 05/25/2035	$ 699,233	$ 695,230
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 2.82% (B), 05/25/2035	33,881	33,529
Series 2005-4, Class 2B1,
1-Month LIBOR + 2.48%, 4.69% (B), 05/25/2035	492,812	470,833
Series 2005-8, Class 1AM,
1-Month LIBOR + 0.70%, 2.92% (B), 02/25/2036	895,039	840,889
Series 2007-A, Class M3,
1-Month LIBOR + 2.25%, 4.47% (B), 05/25/2037 (A)	767,375	723,720
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1,
4.85% (B), 08/25/2033	46,078	47,119
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.57% (B), 05/25/2036	71,705	70,937
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.57% (B), 08/25/2036	14,491	14,175
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	1,035,000	1,026,433
JPMorgan Alternative Loan Trust
Series 2007-A2, Class 12A3,
1-Month LIBOR + 0.19%, 2.41% (B), 06/25/2037	560,017	558,214
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3SF,
1-Month LIBOR + 0.16%, 2.31% (B), 05/15/2047	23,622	23,591
Series 2007-LD11, Class AM,
6.18% (B), 06/15/2049	111,214	113,009
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.29% (B), 05/15/2045	61,490	83
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
3.85% (B), 02/25/2034	13,728	13,722
Series 2006-A2, Class 5A3,
3.98% (B), 11/25/2033	25,047	25,614
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	192,000	191,895
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (B), 09/15/2039	504,383	348,024
LSTAR Securities Investment, Ltd.
Series 2017-7, Class A,
1-Month LIBOR + 1.75%, 0.04% (B), 10/01/2022 (A)	277,076	279,069
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.18% (B), 04/21/2034	46,195	47,438
Series 2004-13, Class 3A7,
4.42% (B), 11/21/2034	20,875	21,418
Series 2004-13, Class 3A7B,
1-Year CMT + 2.00%, 4.47% (B), 11/21/2034	313,120	320,249

The notes are an integral part of this report. Transamerica Series Trust	Page 21	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1,
5.50%, 05/25/2034	$ 37,481	$ 38,905
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	1,875	1,873
MASTR Alternative Loan Trust, Principal Only STRIPS
Series 2003-8, Class 15,
11/25/2018	2,284	2,202
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	58,453	59,079
MASTR Seasoned Securitization Trust
Series 2004-2, Class A2,
6.50% (B), 08/25/2032	74,299	76,525
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 2.84% (B), 10/25/2028	386,190	383,390
Series 2003-H, Class A1,
1-Month LIBOR + 0.64%, 2.86% (B), 01/25/2029	80,295	79,412
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 2.68% (B), 04/25/2029	87,601	86,398
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.81% (B), 12/12/2049 (A)	37,019	2
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	300,000	301,696
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AJ,
5.39% (B), 11/12/2041	325,957	324,529
Series 2006-HQ8, Class D,
5.79% (B), 03/12/2044	273,115	275,179
Series 2007-T27, Class C,
6.15% (B), 06/11/2042 (A)	1,000,000	1,035,267
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.62% (B), 12/15/2043 (A)	114,807	6
Series 2007-HQ11, Class X,
0.53% (B), 02/12/2044 (A)	63,089	107
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (A)	8,273	8,232
Series 2012-XA, Class B,
0.25%, 07/27/2049 (A)	38,339	36,050
MortgageIT Trust
Series 2005-5, Class A1,
1-Month LIBOR + 0.26%, 2.48% (B), 12/25/2035	237,785	235,629
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-5, Class 1APT,
1-Month LIBOR + 0.28%, 2.50% (B), 12/25/2035	795,685	780,693

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1AC1,
1-Month LIBOR + 0.30%, 2.52% (B), 04/25/2036	$ 629,505	$ 605,786
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
3.80% (B), 05/25/2035	18,669	18,342
RALI Trust
Series 2004-QA4, Class NB3,
5.45% (B), 09/25/2034	41,043	41,473
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	156,183
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 2.93% (B), 04/20/2033	130,331	127,935
Series 2003-2, Class A1,
1-Month LIBOR + 0.66%, 2.83% (B), 06/20/2033	38,712	38,867
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.77% (B), 12/20/2034	48,880	48,158
Series 2004-5, Class A2,
1-Month LIBOR + 0.52%, 2.69% (B), 06/20/2034	152,886	145,175
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 2.87% (B), 09/20/2034	220,844	217,386
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 2.85% (B), 10/20/2034	176,731	172,854
Series 2007-3, Class 1A1,
1-Month LIBOR + 0.20%, 2.37% (B), 07/20/2036	305,443	291,495
Series 2010, Class 1A,
1-Month LIBOR + 0.80%, 2.97% (B), 10/20/2027	60,490	58,986
Series 2018-2, Class A4,
3.50% (B), 02/25/2048 (A)	950,424	939,056
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
4.23% (B), 02/25/2034	407,661	410,467
Series 2004-12, Class 9A,
4.28% (B), 09/25/2034	488,900	494,393
Series 2004-18, Class 4A1,
4.19% (B), 12/25/2034	220,337	217,751
Series 2004-4, Class 5A,
4.24% (B), 04/25/2034	6,029	6,237
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 2.83% (B), 10/19/2034	36,777	36,310
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.42% (B), 07/19/2035	125,624	122,165
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
4.19% (B), 12/25/2033	6,550	6,579
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5,
4.35% (B), 09/25/2033	410,911	414,258

The notes are an integral part of this report. Transamerica Series Trust	Page 22	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 2.86% (B), 09/25/2043	$ 80,280	$ 79,940
Series 2004-3, Class A,
1-Month LIBOR + 0.74%, 2.96% (B), 09/25/2044	94,355	92,920
Series 2004-4, Class 3A,
3.25% (B), 12/25/2044	135,503	136,408
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	174,000	172,867
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	104,000	104,139
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	283,156
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.49% (B), 05/10/2063 (A)	538,343	21,689
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56% (B), 12/15/2020	1,185,000	1,185,000
Verus Securitization Trust
Series 2018-2, Class A1,
3.68% (B), 06/01/2058 (A)	481,026	480,985
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	535,605
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (A)	400,000	403,439
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class B,
6.42% (B), 05/15/2046	500,000	508,765
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.10% (B), 03/15/2045 (A)	441,036	3
WAMU Mortgage Pass-Through Certificates Series Trust
Series 2004-AR10, Class A3,
1-Month LIBOR + 0.55%, 2.77% (B), 07/25/2044	1,021,801	1,032,581
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7,
3.85% (B), 10/25/2033	31,770	32,217
Series 2003-AR11, Class A6,
4.23% (B), 10/25/2033	63,982	64,877
Series 2003-AR5, Class A7,
4.08% (B), 06/25/2033	43,920	44,396
Series 2003-AR6, Class A1,
4.23% (B), 06/25/2033	57,954	58,623
Series 2003-AR7, Class A7,
4.12% (B), 08/25/2033	55,516	56,812
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	29,067	29,933
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	2,734	2,739
Series 2004-CB3, Class 3A,
5.50%, 10/25/2019	2,927	2,936
Series 2005-AR10, Class 1A3,
4.12% (B), 09/25/2035	229,174	233,041

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2005-AR10, Class 1A4,
4.12% (B), 09/25/2035	$ 621,573	$ 634,328
Series 2006-AR17, Class 1A1A,
12-MTA + 0.81%, 2.56% (B), 12/25/2046	326,188	324,589
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.80% (B), 03/18/2028 (A)	400,000	395,889
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
4.47% (B), 06/25/2033	57,258	57,973
Series 2003-M, Class A1,
3.79% (B), 12/25/2033	322,860	331,279
Series 2004-EE, Class 3A2,
4.37% (B), 12/25/2034	168,830	175,426
Series 2004-I, Class 1A1,
4.12% (B), 07/25/2034	134,270	137,616
Series 2004-P, Class 2A1,
4.63% (B), 09/25/2034	47,237	48,568
Series 2004-R, Class 2A1,
4.73% (B), 09/25/2034	17,668	18,262
Series 2005-AR14, Class A1,
4.54% (B), 08/25/2035	239,649	243,663
Series 2005-AR16, Class 6A3,
4.48% (B), 10/25/2035	180,137	181,878
Series 2005-AR3, Class 1A1,
4.39% (B), 03/25/2035	261,037	268,854
Series 2005-AR4, Class 2A2,
4.01% (B), 04/25/2035	158,593	159,735
Series 2005-AR8, Class 2A1,
4.11% (B), 06/25/2035	18,055	18,524
Series 2005-AR9, Class 2A1,
4.51% (B), 10/25/2033	22,060	22,356
Series 2005-AR9, Class 3A1,
4.23% (B), 06/25/2034	429,264	443,214
Series 2006-AR6, Class 7A1,
4.38% (B), 03/25/2036	310,672	315,771
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (A)	100,000	101,979
Series 2012-C6, Class A4,
3.44%, 04/15/2045	200,000	200,200

		59,691,781

Total Mortgage-Backed Securities (Cost $60,567,230)		60,781,078

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (E)
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	25,000	31,159
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	80,000	111,697

		142,856

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	170,000	176,166
5.65%, 11/01/2040	40,000	48,198

		224,364

The notes are an integral part of this report. Transamerica Series Trust	Page 23	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio - 0.0% (E)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	$ 114,000	$ 108,074
4.80%, 06/01/2111	91,000	97,661

		205,735

Total Municipal Government Obligations (Cost $554,377)		572,955

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.9%
Federal Home Loan Banks
5.50%, 07/15/2036	250,000	318,052
Federal Home Loan Mortgage Corp.
2.20% (B), 05/25/2028	4,531,000	702,584
2.50%, 07/01/2032 - 01/01/2033	12,100,387	11,671,718
1-Month LIBOR + 0.55%, 2.71% (B), 07/15/2042 - 03/15/2044	1,568,519	1,582,277
3.00%, 07/01/2033 - 06/01/2045	8,562,720	8,167,353
3.50%, 01/01/2032 - 04/01/2048	15,151,989	14,987,549
1-Year CMT + 2.25%, 3.92% (B), 02/01/2036	42,560	44,765
4.00%, 12/01/2040 - 01/01/2046	1,453,310	1,481,051
12-Month LIBOR + 1.85%, 4.08% (B), 07/01/2040	90,390	94,889
1-Year CMT + 2.43%, 4.43% (B), 12/01/2031	31,454	33,128
4.50%, 05/01/2041	522,070	544,625
5.00%, 02/01/2034	262,256	270,013
6.00%, 01/01/2024 - 01/01/2034	98,439	103,521
6.50%, 12/01/2027 - 11/01/2037	343,150	381,591
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.60%, 09/25/2020	52,860	52,478
2.62%, 01/25/2023	1,750,000	1,705,623
2.72%, 07/25/2026	840,000	796,701
2.74%, 09/25/2025	700,000	666,646
2.77%, 05/25/2025	750,000	722,975
2.81%, 09/25/2024	1,478,000	1,437,997
1-Month LIBOR + 0.70%, 2.81% (B), 09/25/2022	313,980	315,032
2.84%, 09/25/2022	534,000	525,176
3.12%, 06/25/2027	1,634,000	1,582,905
3.24%, 04/25/2027	602,000	588,934
3.33%, 05/25/2027	322,000	314,802
3.39%, 03/25/2024	714,000	717,432
3.49%, 01/25/2024	1,000,000	1,009,787
Federal Home Loan Mortgage Corp. REMIC
2.25%, 03/15/2042	2,618,650	2,429,312
1-Month LIBOR + 0.40%, 2.48% (B), 07/15/2037	120,017	120,212
1-Month LIBOR + 0.35%, 2.51% (B), 06/15/2043	1,053,460	1,050,761
1-Month LIBOR + 0.40%, 2.56% (B), 04/15/2039	357,928	359,250
1-Month LIBOR + 0.45%, 2.61% (B), 03/15/2039 - 11/15/2039	557,796	557,037
3.00%, 04/15/2025 - 01/15/2046	16,051,017	15,684,715
3.50%, 05/15/2021 - 02/15/2042	4,821,378	4,855,274
4.00%, 12/15/2024 - 12/15/2041	3,033,666	3,097,463
4.50%, 06/15/2025	500,000	517,982
5.00%, 07/15/2020 - 05/15/2041	542,832	568,469
5.30%, 01/15/2033	58,396	62,285

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
5.50%, 11/15/2023 - 07/15/2037	$ 1,128,292	$ 1,215,648
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (B), 05/15/2041	59,032	58,812
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (B), 05/15/2041	123,841	130,793
5.72% (B), 10/15/2038	32,477	35,093
5.75%, 06/15/2035 - 08/15/2035	1,209,472	1,317,420
5.85%, 09/15/2035	341,678	373,999
6.00%, 04/15/2036	105,282	115,400
6.50%, 02/15/2032	47,434	51,806
(4.44) * 1-Month LIBOR + 24.43%, 14.84% (B), 06/15/2035	71,505	77,283
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.37%, 4.21% (B), 10/15/2037	314,413	39,962
4.50%, 12/15/2024	6,754	127
5.00%, 10/15/2039	106,674	14,060
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
04/15/2020 - 01/15/2040	273,401	236,491
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1-Month LIBOR + 0.40%, 2.62% (B), 03/25/2043	579,811	576,681
Federal National Mortgage Association
Zero Coupon, 10/09/2019	450,000	437,597
1.47%, 12/01/2019	435,389	427,163
2.00%, 12/01/2020	500,000	487,586
2.01%, 06/01/2020	2,000,000	1,963,629
2.03%, 08/01/2019	24,736	24,563
2.22%, 12/01/2022	1,390,958	1,338,645
2.38%, 12/01/2022	928,287	898,947
2.39%, 06/01/2025	407,011	382,695
2.40%, 12/01/2022 - 02/01/2023	2,869,845	2,780,920
1-Month LIBOR + 0.35%, 2.43% (B), 01/01/2023	882,447	879,308
1-Month LIBOR + 0.22%, 2.44% (B), 03/25/2045	70,816	70,503
2.45%, 11/01/2022 - 02/01/2023	3,000,000	2,909,716
1-Month LIBOR + 0.37%, 2.45% (B), 12/01/2024	2,000,000	1,989,516
2.47%, 09/01/2022	440,906	428,170
2.49%, 05/25/2026	1,000,000	930,676
2.50%, 04/01/2023	1,000,000	968,357
2.52%, 05/01/2023	1,000,000	968,674
2.53%, 10/01/2022 - 09/25/2024	2,275,699	2,187,931
1-Month LIBOR + 0.48%, 2.56% (B), 09/01/2024	921,166	917,054
2.57% (B), 12/25/2026	1,500,000	1,389,494
1-Month LIBOR + 0.50%, 2.57% (B), 08/25/2019	29,727	29,696
2.57%, 01/01/2023	1,930,921	1,883,190
2.59%, 10/01/2028	2,435,000	2,227,783
2.61% (B), 10/25/2021	894,814	882,126
2.64%, 04/01/2023	916,002	889,959
2.66%, 12/01/2022	986,939	962,908
2.67%, 07/01/2022	1,000,000	975,707
2.69%, 12/01/2028	2,010,000	1,851,014
2.70%, 07/01/2026	1,000,000	948,563
1-Month LIBOR + 0.50%, 2.72% (B), 08/25/2042	261,952	263,765
2.72%, 10/25/2024	1,000,000	965,961
2.75%, 03/01/2022	440,103	432,494
2.77%, 06/01/2023	855,173	834,828
2.81%, 06/01/2023 - 05/01/2027	1,990,114	1,921,911

The notes are an integral part of this report. Transamerica Series Trust	Page 24	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.86%, 05/01/2022	$ 885,770	$ 872,982
2.87%, 02/01/2032	650,000	591,328
2.90%, 06/25/2027	1,183,685	1,121,636
2.92%, 08/25/2021 - 12/01/2024	1,301,400	1,273,431
2.93%, 06/01/2030	800,000	740,508
2.94%, 02/01/2027 - 12/01/2028	4,266,777	4,054,047
2.98%, 07/01/2022 - 04/01/2023	2,418,231	2,390,570
1-Month LIBOR + 0.93%, 3.00% (B), 11/25/2022	368,327	371,738
3.02% (B), 08/25/2024	955,000	939,052
3.04%, 12/01/2024	1,000,000	980,751
3.05%, 01/01/2025 - 12/01/2029	6,676,000	6,340,485
3.06%, 08/01/2032	1,140,000	1,052,865
3.06% (B), 05/25/2027	930,000	894,045
3.08%, 12/01/2024 - 12/01/2029	2,163,026	2,082,655
3.09%, 09/01/2029	2,385,000	2,259,753
3.09% (B), 04/25/2027	1,167,000	1,123,568
3.10%, 09/01/2025	1,000,000	984,226
3.10% (B), 07/25/2024	820,000	808,307
3.11%, 01/01/2022 - 12/01/2024	1,663,699	1,645,580
3.12%, 05/01/2022 - 02/01/2027	2,832,801	2,782,246
3.13%, 06/01/2030	500,000	472,553
3.14%, 12/01/2026	932,369	910,904
3.14% (B), 03/25/2028	740,000	707,423
3.15%, 12/01/2024	2,391,100	2,352,027
3.18% (B), 06/25/2027	1,001,000	965,720
3.19% (B), 02/25/2030	529,000	498,179
3.20%, 06/01/2030	500,000	475,114
3.21%, 03/01/2029	4,000,000	3,864,139
3.23% (B), 04/25/2028	2,500,000	2,403,000
3.24%, 10/01/2026 - 01/01/2033	1,882,584	1,811,577
3.26%, 07/01/2022	1,281,440	1,283,133
3.28%, 08/01/2020	3,633,364	3,632,881
3.29%, 10/01/2020 - 08/01/2026	4,914,304	4,860,515
3.30%, 12/01/2026 - 12/01/2029	4,963,785	4,822,595
3.30% (B), 04/25/2029	823,000	783,538
3.32%, 04/01/2029	3,000,000	2,925,136
3.34%, 02/01/2027 - 07/01/2030	4,652,512	4,556,686
3.35%, 08/01/2023	663,645	662,681
3.38%, 12/01/2023	1,482,469	1,482,373
3.45%, 01/01/2024 - 04/01/2029	3,089,941	3,063,898
3.50% (B), 01/25/2024 - 07/25/2028	2,842,000	2,831,214
3.50%, 08/01/2032 - 07/01/2047	28,700,949	28,421,449
3.51% (B), 12/25/2023	1,776,000	1,791,072
3.56%, 01/01/2021	638,470	644,493
3.58%, 01/01/2032	1,700,000	1,668,356
3.59%, 12/01/2020	1,292,266	1,303,507
3.61%, 05/01/2030	520,000	517,059
3.63%, 10/01/2029	472,269	470,075
3.67%, 07/01/2023	925,000	937,985
3.73%, 07/01/2022	813,450	823,571
3.76%, 11/01/2023	988,661	1,003,914
3.77%, 09/01/2021 - 12/01/2025	2,000,000	2,027,313
3.82%, 05/01/2022	760,733	772,229
3.87%, 08/01/2021	446,058	453,438
3.95%, 09/01/2021	155,939	158,371
4.00%, 01/01/2035 - 09/01/2047	15,802,216	16,065,265
4.02%, 11/01/2028	370,260	382,299
4.04%, 10/01/2020	400,000	406,794
4.13%, 08/01/2021	444,363	454,059
4.25%, 04/01/2021	1,050,000	1,074,278
4.30%, 04/01/2021	414,520	424,379
4.33%, 04/01/2021	356,438	365,129
4.36%, 05/01/2021	937,364	961,667
4.48%, 12/01/2019 - 02/01/2021	1,005,173	1,023,559
4.50%, 05/01/2039 - 09/01/2040	729,672	759,821
5.00%, 06/01/2033 - 06/01/2048	2,363,887	2,499,881

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.50%, 03/01/2024 - 03/01/2035	$ 350,922	$ 377,991
6.00%, 08/01/2021 - 09/01/2037	755,353	816,264
7.00%, 11/01/2037 - 12/01/2037	32,385	34,881
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.29%, 2.51% (B), 07/25/2036	97,480	97,307
1-Month LIBOR + 0.40%, 2.62% (B), 05/25/2027	143,194	144,042
1-Month LIBOR + 0.50%, 2.72% (B), 05/25/2035 - 10/25/2042	878,071	883,885
2.75%, 10/25/2047	164,969	122,564
1-Month LIBOR + 0.60%, 2.82% (B), 04/25/2040	28,669	28,873
1-Month LIBOR + 0.65%, 2.87% (B), 02/25/2024	66,394	66,654
3.00%, 05/25/2026 - 01/25/2048	2,926,746	2,787,267
1-Month LIBOR + 0.90%, 3.12% (B), 03/25/2038	149,001	152,204
1-Month LIBOR + 1.25%, 3.47% (B), 07/25/2023	116,430	118,325
3.50%, 04/25/2031 - 02/25/2058	1,450,834	1,388,719
4.00%, 05/25/2033	143,083	145,732
5.00%, 10/25/2025	92,515	95,520
5.25%, 05/25/2039	37,723	38,593
5.50%, 03/25/2023 - 07/25/2040	752,491	797,580
6.00%, 03/25/2029	21,566	23,104
6.50%, 01/25/2032 - 07/25/2036	93,374	102,930
7.00%, 11/25/2041	93,815	104,038
(3.50) * 1-Month LIBOR + 23.10%, 15.34% (B), 06/25/2035	58,418	65,882
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.53%, 4.31% (B), 01/25/2041	309,489	52,943
(1.00) * 1-Month LIBOR + 6.60%, 4.38% (B), 08/25/2035 - 06/25/2036	354,776	39,263
(1.00) * 1-Month LIBOR + 6.70%, 4.48% (B), 03/25/2036	300,655	47,978
5.00%, 08/25/2019	32,877	200
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2034 - 12/25/2043	1,421,759	1,108,987
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	32,922	29,309
05/15/2030, MTN	400,000	264,550
FREMF Mortgage Trust
3.70% (B), 11/25/2049 (A)	491,000	467,303
3.81% (B), 01/25/2048 (A)	2,300,000	2,230,115
3.81% (B), 01/25/2048 (A)	1,000,000	939,621
3.96% (B), 11/25/2047 (A)	1,000,000	945,433
3.97% (B), 07/25/2049 (A)	440,000	441,101
4.21% (B), 11/25/2047 (A)	455,000	445,358
1-Month LIBOR + 2.50%, 4.61% (B), 11/25/2024 (A)	930,480	940,971
Government National Mortgage Association
1.65%, 01/20/2063 - 04/20/2063	1,672,397	1,640,897
1-Month LIBOR + 0.34%, 2.42% (B), 12/20/2062	544,905	544,195
1-Month LIBOR + 0.41%, 2.49% (B), 03/20/2063	327,963	328,140
2.50%, 04/16/2045	3,691,890	3,079,266
2.50%, 08/20/2046	3,000,000	2,533,051

The notes are an integral part of this report. Transamerica Series Trust	Page 25	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.45%, 2.53% (B), 03/20/2060 - 02/20/2063	$ 645,390	$ 646,358
1-Month LIBOR + 0.47%, 2.55% (B), 03/20/2063 - 08/20/2065	1,980,735	1,985,656
1-Month LIBOR + 0.48%, 2.56% (B), 04/20/2063 - 02/20/2065	2,282,741	2,293,209
1-Month LIBOR + 0.50%, 2.58% (B), 02/20/2061 - 06/20/2067	5,585,274	5,605,032
1-Month LIBOR + 0.52%, 2.60% (B), 10/20/2062 - 09/20/2065	870,825	874,719
1-Month LIBOR + 0.55%, 2.63% (B), 04/20/2062 - 07/20/2062	151,622	151,737
1-Month LIBOR + 0.56%, 2.64% (B), 03/20/2067	1,409,576	1,420,407
1-Month LIBOR + 0.58%, 2.66% (B), 05/20/2066	735,068	737,001
1-Month LIBOR + 0.60%, 2.68% (B), 04/20/2064 - 11/20/2065	2,967,758	2,992,048
1-Month LIBOR + 0.65%, 2.73% (B), 05/20/2061 - 03/20/2064	2,424,074	2,440,507
1-Month LIBOR + 0.69%, 2.77% (B), 02/20/2064	564,032	570,844
1-Month LIBOR + 0.70%, 2.78% (B), 09/20/2063	1,112,969	1,121,504
3.00%, 09/20/2047	341,000	293,846
1-Month LIBOR + 1.00%, 3.08% (B), 12/20/2066	452,283	463,358
3.50%, 02/20/2048	5,207,601	4,991,116
3.98% (B), 11/16/2042	185,499	187,743
4.00%, 09/16/2025	500,000	503,778
4.25%, 12/20/2044	714,441	746,991
4.50%, 05/20/2048 - 08/20/2048	14,445,679	14,952,398
4.60% (B), 10/20/2041	510,266	527,895
4.74% (B), 11/20/2042	464,604	482,571
5.00%, 04/20/2041 - 07/20/2048	11,684,308	12,240,929
5.24% (B), 07/20/2060	232,660	236,085
5.50%, 01/16/2033 - 07/20/2037	691,795	750,182
5.86% (B), 12/20/2038	106,539	116,317
6.00%, 02/15/2024 - 09/20/2038	495,197	524,051
(3.50) * 1-Month LIBOR + 23.28%, 15.70% (B), 04/20/2037	47,681	58,995
Government National Mortgage Association, Interest Only STRIPS
1.61% (B), 06/20/2067	2,932,513	287,679
(1.00) * 1-Month LIBOR + 6.60%, 4.43% (B), 05/20/2041	102,854	14,070
7.50%, 04/20/2031	21,495	2,038
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	45,621	41,823
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 10/15/2020	6,075,000	5,790,030
Tennessee Valley Authority
1.75%, 10/15/2018	171,000	170,967
4.25%, 09/15/2065	264,000	288,453
4.63%, 09/15/2060	155,000	181,024
5.88%, 04/01/2036	625,000	802,279
Tennessee Valley Authority, Principal Only STRIPS
07/15/2028	1,000,000	697,379

Total U.S. Government Agency Obligations (Cost $364,564,697)		356,564,065

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 16.9%
U.S. Treasury - 16.7%
U.S. Treasury Bond
2.50%, 02/15/2045	$ 1,300,000	$ 1,138,566
2.75%, 08/15/2042 - 11/15/2047	2,809,100	2,591,998
2.88%, 05/15/2043	3,580,000	3,384,498
3.00%, 02/15/2048	11,270,000	10,846,054
3.13%, 02/15/2043	500,000	493,945
3.13%, 05/15/2048 (D)	1,837,000	1,812,531
3.38%, 05/15/2044	2,100,000	2,165,379
3.63%, 08/15/2043 - 02/15/2044	5,270,000	5,657,735
3.75%, 11/15/2043	2,973,000	3,255,319
3.88%, 08/15/2040	2,160,000	2,398,191
4.25%, 05/15/2039 - 11/15/2040	1,750,000	2,046,488
4.38%, 02/15/2038 - 05/15/2041	8,223,000	9,745,164
4.50%, 02/15/2036 - 08/15/2039	20,289,000	24,211,207
4.75%, 02/15/2037	450,000	552,656
5.38%, 02/15/2031	29,000	35,837
8.75%, 08/15/2020	1,000,000	1,107,266
U.S. Treasury Bond, Principal Only STRIPS
05/15/2021 - 11/15/2041	78,733,000	61,160,991
08/15/2022 (D)	3,100,000	2,764,607
U.S. Treasury Note
1.13%, 01/31/2019 (K)	7,697,000	7,666,628
1.38%, 01/31/2021	245,000	236,837
1.50%, 01/31/2022	300,000	286,676
1.63%, 08/15/2022 - 02/15/2026	2,684,400	2,523,568
1.75%, 11/30/2021 - 09/30/2022	3,500,000	3,373,965
2.00%, 02/28/2021 - 11/15/2026	8,506,000	8,192,880
2.13%, 01/31/2021 - 05/15/2025	15,605,000	15,083,532
2.25%, 11/15/2024 - 02/15/2027	830,000	785,921
2.50%, 05/31/2020 - 05/15/2024	16,811,000	16,706,904
2.63%, 11/15/2020 - 05/15/2021	789,700	785,573
2.75%, 05/31/2023 - 02/15/2024	5,259,000	5,211,185
2.88%, 04/30/2025 - 05/15/2028	27,068,300	26,748,337
3.13%, 05/15/2021	3,350,000	3,371,199
3.38%, 11/15/2019	200,000	201,453
3.63%, 02/15/2021	3,250,000	3,305,732

		229,848,822

U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	58,688	67,430
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	2,037,250	2,002,632
1.38%, 01/15/2020	88,567	89,196

		2,159,258

Total U.S. Government Obligations (Cost $238,318,054)		232,008,080

	Shares	Value
COMMON STOCKS - 21.7%
Australia - 0.3%
Australia & New Zealand Banking Group, Ltd.	43,111	878,167
BHP Billiton, Ltd.	44,356	1,110,332
Commonwealth Bank of Australia (D)	2,690	138,854
CSL, Ltd.	2,488	361,687
Dexus, REIT	55,074	420,396
Goodman Group, REIT	81,612	611,170
Macquarie Group, Ltd.	683	62,227
National Australia Bank, Ltd.	4,195	84,330

The notes are an integral part of this report. Transamerica Series Trust	Page 26	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Wesfarmers, Ltd.	12,715	$ 458,173
Westpac Banking Corp.	7,818	157,839

		4,283,175

Austria - 0.0% (E)
Erste Group Bank AG (L)	7,575	314,684

Belgium - 0.1%
Anheuser-Busch InBev SA	12,442	1,086,612

Bermuda - 0.0% (E)
Aspen Insurance Holdings, Ltd.	875	36,575
Everest Re Group, Ltd.	583	133,198
Maiden Holdings, Ltd.	975	2,779
Marvell Technology Group, Ltd.	11,535	222,625
RenaissanceRe Holdings, Ltd.	625	83,488

		478,665

Canada - 0.1%
Lululemon Athletica, Inc. (L)	2,040	331,480
Magna International, Inc.	4,616	242,478
Waste Connections, Inc.	14,237	1,135,686

		1,709,644

Denmark - 0.1%
Chr Hansen Holding A/S	3,851	390,922
Novo Nordisk A/S, Class B	20,261	953,919

		1,344,841

Finland - 0.1%
Cargotec OYJ, B Shares	6,231	280,120
Nokia OYJ	59,838	331,882
Outokumpu OYJ (D)	69,379	407,918
Wartsila OYJ Abp (D)	21,126	411,831

		1,431,751

France - 0.8%
Air Liquide SA	8,891	1,169,585
Airbus SE	6,969	875,323
Alstom SA	13,102	585,513
AXA SA	33,346	896,284
BNP Paribas SA	16,183	990,383
Capgemini SE	3,634	457,368
JCDecaux SA	11,816	432,148
Pernod Ricard SA	4,796	786,815
Renault SA	8,067	697,781
Sanofi	12,505	1,111,570
Schneider Electric SE	10,632	855,459
Sodexo SA	6,182	655,603
TOTAL SA	22,087	1,431,968
Vinci SA	1,714	163,223

		11,109,023

Germany - 0.5%
adidas AG	1,864	456,429
Allianz SE	674	150,249
BASF SE	3,203	284,677
Bayer AG	5,530	491,241
Brenntag AG	9,398	580,058
Daimler AG	14,043	886,157
Deutsche Bank AG	10,638	121,388
Deutsche Boerse AG	3,594	481,543
Deutsche Post AG	13,176	469,801
Deutsche Telekom AG	34,483	555,907

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Infineon Technologies AG	17,216	$ 391,178
Linde AG	363	85,852
SAP SE	11,239	1,383,199
Siemens AG	4,069	521,281

		6,858,960

Hong Kong - 0.2%
AIA Group, Ltd.	99,600	889,337
BOC Hong Kong Holdings, Ltd.	97,000	460,940
CK Asset Holdings, Ltd.	46,500	348,972
CK Hutchison Holdings, Ltd.	46,000	530,022

		2,229,271

Ireland - 0.2%
Accenture PLC, Class A	1,480	251,896
CRH PLC	9,599	314,064
Jazz Pharmaceuticals PLC (L)	2,181	366,692
Medtronic PLC	8,672	853,065
Ryanair Holdings PLC, ADR (L)	5,213	500,656

		2,286,373

Israel - 0.0% (E)
SolarEdge Technologies, Inc. (D) (L)	650	24,472
Teva Pharmaceutical Industries, Ltd., ADR (D)	10,314	222,164

		246,636

Italy - 0.1%
Assicurazioni Generali SpA	30,290	523,303
Enel SpA	166,396	852,373
Telecom Italia SpA (L)	371,555	225,619
UniCredit SpA	4,195	63,142

		1,664,437

Japan - 1.5%
Asahi Group Holdings, Ltd.	6,700	290,420
Bridgestone Corp.	18,000	680,109
Central Japan Railway Co.	2,100	437,300
Daicel Corp.	42,200	490,266
Daikin Industries, Ltd.	6,500	865,275
DMG Mori Co., Ltd. (D)	30,200	504,485
Electric Power Development Co., Ltd.	5,300	146,704
Hitachi, Ltd.	7,600	258,194
Honda Motor Co., Ltd.	25,700	777,876
Japan Airlines Co., Ltd.	12,500	449,305
Japan Tobacco, Inc.	17,500	456,830
Kao Corp.	9,000	726,685
KDDI Corp.	10,700	295,611
Keyence Corp.	300	174,212
Kyowa Hakko Kirin Co., Ltd.	10,500	196,748
Kyushu Electric Power Co., Inc. (D)	15,100	182,205
Mabuchi Motor Co., Ltd.	13,800	556,883
Marui Group Co., Ltd. (D)	29,300	723,087
Mitsubishi Corp.	25,200	776,494
Mitsubishi UFJ Financial Group, Inc.	133,800	835,043
NGK Spark Plug Co., Ltd. (D)	17,000	495,247
Nintendo Co., Ltd.	700	255,430
Nippon Telegraph & Telephone Corp.	11,400	514,916
Nomura Research Institute, Ltd.	7,200	363,739
Olympus Corp.	2,400	93,681
Otsuka Corp.	10,400	388,101
Otsuka Holdings Co., Ltd.	13,000	655,263
Panasonic Corp. (D)	41,100	478,752
Renesas Electronics Corp. (L)	72,100	450,546

The notes are an integral part of this report. Transamerica Series Trust	Page 27	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Seven & i Holdings Co., Ltd.	18,100	$ 806,073
Sony Corp.	6,500	398,513
Sumitomo Electric Industries, Ltd.	27,800	436,011
Sumitomo Mitsui Financial Group, Inc.	17,400	702,309
T&D Holdings, Inc.	33,600	554,480
Tokio Marine Holdings, Inc.	12,300	610,237
Tokyo Gas Co., Ltd.	9,700	238,402
Tokyu Corp.	33,800	618,169
Toray Industries, Inc.	61,400	461,230
Toyota Motor Corp. (D)	19,400	1,211,433
West Japan Railway Co. (D)	7,100	494,975
Yamato Holdings Co., Ltd.	16,500	506,530

		20,557,769

Luxembourg - 0.0% (E)
ArcelorMittal	14,388	447,699

Netherlands - 0.4%
Akzo Nobel NV	7,143	667,949
ASML Holding NV	3,535	660,384
Heineken NV	2,894	271,360
ING Groep NV	46,094	598,539
Koninklijke Philips NV	5,150	234,602
Royal Dutch Shell PLC, Class A	29,064	998,760
Royal Dutch Shell PLC, Class B	37,617	1,318,417

		4,750,011

Puerto Rico - 0.0% (E)
EVERTEC, Inc.	4,550	109,655
First BanCorp (L)	14,800	134,680
OFG Bancorp	725	11,709

		256,044

Singapore - 0.1%
DBS Group Holdings, Ltd.	38,600	736,677
Kulicke & Soffa Industries, Inc.	3,150	75,096
United Overseas Bank, Ltd.	8,100	160,453

		972,226

Spain - 0.2%
Banco Santander SA	76,245	383,797
Bankia SA	119,774	469,618
Iberdrola SA	140,895	1,036,809
Industria de Diseno Textil SA	25,225	764,697
Telefonica SA	36,022	285,152

		2,940,073

Sweden - 0.1%
Lundin Petroleum AB	12,196	466,850
Spotify Technology SA (L)	1,740	314,644
Svenska Handelsbanken AB, A Shares	61,268	773,829

		1,555,323

Switzerland - 0.7%
Chubb, Ltd.	443	59,203
Cie Financiere Richemont SA	5,980	487,467
Credit Suisse Group AG (L)	40,442	607,825
Ferguson PLC	9,508	807,386
LafargeHolcim, Ltd. (L)	13,218	652,550
Nestle SA	21,353	1,780,214
Novartis AG	11,910	1,024,255
Roche Holding AG	6,698	1,622,630
Swiss Re AG	5,964	550,579
TE Connectivity, Ltd.	4,462	392,344

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Transocean, Ltd. (D) (L)	6,750	$ 94,163
UBS Group AG (L)	30,875	487,632
Zurich Insurance Group AG	886	280,046

		8,846,294

Thailand - 0.0% (E)
Fabrinet (L)	600	27,756

United Kingdom - 0.9%
3i Group PLC	49,748	610,289
Aptiv PLC	1,560	130,884
AstraZeneca PLC	3,908	303,737
Aviva PLC	73,760	470,599
Avon Products, Inc. (L)	6,800	14,960
Barratt Developments PLC	47,201	348,829
BP PLC	107,429	825,155
British American Tobacco PLC	24,814	1,159,320
Burberry Group PLC	18,405	483,380
Cardtronics PLC, Class A (L)	650	20,566
Delphi Technologies PLC	4,121	129,235
Diageo PLC	2,696	95,545
Dixons Carphone PLC	127,447	281,813
Ensco PLC, Class A (D)	2,575	21,733
GlaxoSmithKline PLC	42,854	858,394
HSBC Holdings PLC	103,350	902,264
InterContinental Hotels Group PLC	7,515	468,204
ITV PLC	233,788	480,999
Janus Henderson Group PLC	1,465	39,496
LivaNova PLC (L)	650	80,580
Lloyds Banking Group PLC	395,227	305,323
Michael Kors Holdings, Ltd. (L)	3,830	262,585
Noble Corp. PLC (L)	3,425	24,078
Prudential PLC	39,399	903,550
Rio Tinto PLC	3,439	173,917
Rio Tinto, Ltd.	12,884	733,507
Standard Chartered PLC	87,413	725,077
STERIS PLC	1,275	145,860
Taylor Wimpey PLC	123,863	277,359
Travelport Worldwide, Ltd.	6,650	112,185
Unilever NV, CVA	9,327	519,419
Vodafone Group PLC	378,844	812,277
Whitbread PLC	3,700	227,481

		12,948,600

United States - 15.3%
8x8, Inc. (L)	1,550	32,938
A. Schulman, Inc., CVR (I) (J) (M)	1,325	0
Aaron’s, Inc.	2,675	145,680
Abbott Laboratories	1,937	142,098
AbbVie, Inc.	7,642	722,780
Abercrombie & Fitch Co., Class A	975	20,592
ABM Industries, Inc.	800	25,800
Acadia Healthcare Co., Inc. (L)	7,518	264,634
ACI Worldwide, Inc. (L)	1,750	49,245
Acorda Therapeutics, Inc. (L)	2,025	39,791
Adobe Systems, Inc. (L)	3,241	874,908
Adtalem Global Education, Inc. (L)	850	40,970
Advance Auto Parts, Inc.	876	147,457
Advanced Energy Industries, Inc. (L)	625	32,281
AdvanSix, Inc. (L)	375	12,731
AECOM (L)	4,400	143,704
Aegion Corp. (L)	3,225	81,850
Aerojet Rocketdyne Holdings, Inc. (L)	900	30,591
AGCO Corp.	2,175	132,218
Agilent Technologies, Inc.	1,306	92,125
Agree Realty Corp., REIT	1,300	69,056

The notes are an integral part of this report. Transamerica Series Trust	Page 28	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
AK Steel Holding Corp. (D) (L)	4,750	$ 23,275
Akorn, Inc. (L)	5,575	72,363
Alexander & Baldwin, Inc.	946	21,465
Alexion Pharmaceuticals, Inc. (L)	1,801	250,357
Alleghany Corp.	275	179,446
Allegheny Technologies, Inc. (L)	1,900	56,145
Allergan PLC	1,883	358,674
ALLETE, Inc.	1,100	82,511
Alliance Data Systems Corp.	815	192,470
Allison Transmission Holdings, Inc., Class A	3,140	163,311
Allscripts Healthcare Solutions, Inc. (L)	2,850	40,613
Allstate Corp.	2,920	288,204
Alphabet, Inc., Class A (L)	1,628	1,965,126
Alphabet, Inc., Class C (L)	4,398	5,248,881
Altria Group, Inc.	5,458	329,172
AMAG Pharmaceuticals, Inc. (D) (L)	3,600	72,000
Amazon.com, Inc. (L)	3,705	7,421,115
AMC Networks, Inc., Class A (D) (L)	1,225	81,266
Ameren Corp.	3,892	246,052
American Assets Trust, Inc., REIT	3,475	129,583
American Axle & Manufacturing Holdings, Inc. (L)	6,875	119,900
American Campus Communities, Inc., REIT	3,050	125,538
American Eagle Outfitters, Inc.	15,775	391,693
American Equity Investment Life Holding Co.	1,300	45,968
American Express Co.	1,835	195,409
American Financial Group, Inc.	2,050	227,488
American International Group, Inc.	11,699	622,855
American Public Education, Inc. (L)	275	9,089
American States Water Co.	550	33,627
American Tower Corp., REIT	2,440	354,532
American Vanguard Corp.	425	7,650
Ameriprise Financial, Inc.	1,280	189,005
Ameris Bancorp	475	21,708
AmerisourceBergen Corp.	2,029	187,114
Amgen, Inc.	4,745	983,591
AMN Healthcare Services, Inc. (L)	725	39,658
Amphenol Corp., Class A	3,544	333,207
Analog Devices, Inc.	8,939	826,500
AngioDynamics, Inc. (L)	1,550	33,697
Anixter International, Inc. (L)	425	29,878
Anthem, Inc.	3,040	833,112
Apergy Corp. (L)	1,200	52,272
Apogee Enterprises, Inc.	400	16,528
Apple, Inc.	34,721	7,837,919
Applied Industrial Technologies, Inc.	575	44,994
Applied Materials, Inc.	22,400	865,760
AptarGroup, Inc.	250	26,935
ArcBest Corp.	2,250	109,237
Archer-Daniels-Midland Co.	4,810	241,799
Archrock, Inc.	2,025	24,705
Arista Networks, Inc. (L)	1,099	292,180
Armada Hoffler Properties, Inc., REIT	7,425	112,192
ARRIS International PLC (L)	5,725	148,793
Arrow Electronics, Inc. (L)	3,075	226,689
Asbury Automotive Group, Inc. (L)	1,525	104,844
ASGN, Inc. (L)	725	57,224
Ashland Global Holdings, Inc.	475	39,834
Assertio Therapeutics, Inc. (L)	6,500	38,220
Associated Banc-Corp.	4,650	120,900
AT&T, Inc.	24,226	813,509
Atmos Energy Corp.	2,250	211,297
ATN International, Inc.	150	11,082
Automatic Data Processing, Inc.	5,044	759,929
AutoNation, Inc. (L)	950	39,473

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
AutoZone, Inc. (L)	652	$ 505,756
AvalonBay Communities, Inc., REIT	3,314	600,331
Avery Dennison Corp.	1,197	129,695
Avis Budget Group, Inc. (L)	2,875	92,402
Avista Corp.	325	16,432
Avnet, Inc.	4,200	188,034
Axon Enterprise, Inc. (L)	875	59,876
Axos Financial, Inc. (L)	625	21,494
BancorpSouth Bank	1,550	50,685
Bank of America Corp.	80,210	2,362,987
Bank of Hawaii Corp.	950	74,964
Bank of New York Mellon Corp.	2,711	138,234
Bank OZK	800	30,368
Banner Corp.	1,475	91,701
Barnes Group, Inc.	725	51,497
Baxter International, Inc.	5,190	400,097
Becton Dickinson and Co.	1,358	354,438
Bel Fuse, Inc., Class B	1,075	28,488
Belden, Inc.	575	41,061
Bemis Co., Inc.	350	17,010
Benchmark Electronics, Inc.	4,150	97,110
Berkshire Hathaway, Inc., Class B (L)	7,641	1,636,015
Best Buy Co., Inc.	8,755	694,797
Big Lots, Inc.	825	34,477
Bio-Rad Laboratories, Inc., Class A (L)	300	93,897
Biogen, Inc. (L)	1,921	678,709
BJ’s Restaurants, Inc.	250	18,050
BlackRock, Inc.	583	274,785
Blucora, Inc. (L)	600	24,150
Boeing Co.	5,979	2,223,590
Boise Cascade Co.	1,825	67,160
Booking Holdings, Inc. (L)	81	160,704
Boston Private Financial Holdings, Inc.	1,100	15,015
Boston Scientific Corp. (L)	23,010	885,885
Bottomline Technologies de, Inc. (L)	525	38,173
Boyd Gaming Corp.	1,300	44,005
Briggs & Stratton Corp.	2,975	57,209
Brink’s Co.	750	52,312
Brinker International, Inc. (D)	2,250	105,142
Bristol-Myers Squibb Co.	8,234	511,167
Broadcom, Inc.	2,267	559,337
Brookline Bancorp, Inc.	1,050	17,535
Brown & Brown, Inc.	2,550	75,403
Brunswick Corp.	1,325	88,801
C&J Energy Services, Inc. (L)	975	20,280
Cabot Corp.	1,825	114,464
Cabot Microelectronics Corp.	325	33,530
CACI International, Inc., Class A (L)	975	179,546
Caleres, Inc.	1,725	61,858
Callaway Golf Co.	1,525	37,042
Camden Property Trust, REIT	1,625	152,051
Cantel Medical Corp.	525	48,332
Capital One Financial Corp.	6,578	624,450
Carlisle Cos., Inc.	950	115,710
Carpenter Technology Corp.	275	16,211
Carrizo Oil & Gas, Inc. (L)	1,250	31,500
Cars.com, Inc. (L)	525	14,495
Carter’s, Inc.	725	71,485
Casey’s General Stores, Inc.	125	16,139
Catalent, Inc. (L)	6,995	318,622
Caterpillar, Inc.	7,663	1,168,531
Cathay General Bancorp	1,150	47,656
Cato Corp., Class A	1,050	22,071
Cavco Industries, Inc. (L)	125	31,625
CBRE Group, Inc., Class A (L)	13,513	595,923
CDK Global, Inc.	1,775	111,044
Celanese Corp.	1,960	223,440

The notes are an integral part of this report. Transamerica Series Trust	Page 29	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Celgene Corp. (L)	3,075	$ 275,182
Centene Corp. (L)	2,700	390,906
Central Garden & Pet Co., Class A (L)	675	22,370
Century Aluminum Co. (L)	700	8,379
CF Industries Holdings, Inc.	1,260	68,594
Charles River Laboratories International, Inc. (L)	800	107,632
Charles Schwab Corp.	19,800	973,170
Charter Communications, Inc., Class A (L)	2,010	655,019
Chatham Lodging Trust, REIT	625	13,056
Cheesecake Factory, Inc.	725	38,817
Chemed Corp.	250	79,895
Chemours Co.	4,450	175,508
Chesapeake Energy Corp. (D) (L)	11,025	49,502
Chesapeake Lodging Trust, REIT	875	28,061
Chevron Corp.	12,856	1,572,032
Chico’s FAS, Inc.	3,075	26,660
Children’s Place, Inc. (D)	275	35,145
Chimera Investment Corp., REIT	1,567	28,410
Ciena Corp. (L)	2,325	72,633
Cigna Corp.	4,122	858,406
Cinemark Holdings, Inc.	300	12,060
Cirrus Logic, Inc. (L)	900	34,740
Cisco Systems, Inc.	14,077	684,846
Citigroup, Inc.	24,629	1,766,884
Citizens Financial Group, Inc.	2,353	90,755
Citrix Systems, Inc. (L)	3,458	384,391
CME Group, Inc.	565	96,169
CNO Financial Group, Inc.	2,525	53,580
CNX Resources Corp. (L)	3,025	43,288
Coca-Cola Co.	18,820	869,296
Cognex Corp.	325	18,142
Coherent, Inc. (L)	350	60,266
Cohu, Inc.	2,425	60,867
Columbia Banking System, Inc.	900	34,893
Comcast Corp., Class A	26,983	955,468
Comerica, Inc.	5,736	517,387
Comfort Systems USA, Inc.	1,450	81,780
Commerce Bancshares, Inc.	63	4,159
Commercial Metals Co.	1,600	32,832
Community Bank System, Inc.	475	29,008
Community Health Systems, Inc. (D) (L)	1,825	6,315
CommVault Systems, Inc. (L)	750	52,500
Comtech Telecommunications Corp.	350	12,695
Concho Resources, Inc. (L)	4,079	623,067
CONMED Corp.	375	29,708
ConocoPhillips	7,820	605,268
CONSOL Energy, Inc. (L)	368	15,018
Constellation Brands, Inc., Class A	663	142,956
Cooper-Standard Holdings, Inc. (L)	1,125	134,977
Copart, Inc. (L)	7,927	408,478
Core-Mark Holding Co., Inc.	1,400	47,544
CoreCivic, Inc., REIT	2,675	65,083
CoreLogic, Inc. (L)	1,250	61,762
CoreSite Realty Corp., REIT	700	77,798
Corning, Inc.	13,321	470,231
Corporate Office Properties Trust, REIT	3,950	117,828
Cousins Properties, Inc., REIT	3,967	35,267
Cracker Barrel Old Country Store, Inc. (D)	375	55,174
Crane Co.	2,250	221,287
Credit Acceptance Corp. (L)	722	316,287
Cree, Inc. (D) (L)	250	9,468
Crocs, Inc. (L)	1,125	23,951
Cross Country Healthcare, Inc. (L)	3,725	32,519
CSG Systems International, Inc.	1,000	40,140
CSX Corp.	200	14,810
Cullen / Frost Bankers, Inc.	925	96,607

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Cummins, Inc.	1,522	$ 222,319
Curtiss-Wright Corp.	625	85,887
CVS Health Corp.	8,561	673,922
Cypress Semiconductor Corp. (D)	5,500	79,695
CyrusOne, Inc., REIT	1,150	72,910
Dana, Inc.	7,125	133,024
Danaher Corp.	2,388	259,480
Darling Ingredients, Inc. (L)	2,300	44,436
Dean Foods Co.	5,025	35,678
Deckers Outdoor Corp. (L)	900	106,722
Deere & Co.	5,977	898,522
Delta Air Lines, Inc.	17,542	1,014,454
Denbury Resources, Inc. (L)	14,850	92,070
DexCom, Inc. (L)	1,530	218,851
Diamondback Energy, Inc. (D)	3,760	508,314
DiamondRock Hospitality Co., REIT	8,625	100,654
Dick’s Sporting Goods, Inc.	1,250	44,350
Digi International, Inc. (L)	2,000	26,900
Digital Realty Trust, Inc., REIT	622	69,963
Dillard’s, Inc., Class A (D)	300	22,902
Dime Community Bancshares, Inc.	1,075	19,189
Dine Brands Global, Inc.	250	20,328
Diplomat Pharmacy, Inc. (L)	800	15,528
Discovery, Inc., Class A (D) (L)	1,932	61,824
DISH Network Corp., Class A (L)	5,217	186,560
DocuSign, Inc. (D) (L)	3,350	176,109
Dollar General Corp.	4,604	503,217
Dollar Tree, Inc. (L)	4,089	333,458
Domino’s Pizza, Inc.	650	191,620
Domtar Corp.	2,900	151,293
Donnelley Financial Solutions, Inc. (L)	387	6,935
Douglas Emmett, Inc., REIT	2,625	99,015
DowDuPont, Inc.	16,651	1,070,826
DSW, Inc., Class A	1,250	42,350
Dun & Bradstreet Corp.	550	78,380
Dunkin’ Brands Group, Inc.	1,250	92,150
DXC Technology Co.	2,390	223,513
DXP Enterprises, Inc. (L)	200	8,014
E.I. Paso Electric Co.	1,200	68,640
Eagle Materials, Inc.	2,031	173,122
Eagle Pharmaceuticals, Inc. (L)	625	43,331
East West Bancorp, Inc.	10,766	649,943
Eastman Chemical Co.	4,538	434,377
Eaton Corp. PLC	8,077	700,518
Eaton Vance Corp.	1,825	95,922
Echo Global Logistics, Inc. (L)	425	13,154
Edgewell Personal Care Co. (L)	850	39,296
Electro Scientific Industries, Inc. (L)	600	10,470
Electronic Arts, Inc. (L)	6,405	771,738
Eli Lilly & Co.	5,766	618,749
EMCOR Group, Inc.	3,430	257,627
Emergent BioSolutions, Inc. (L)	250	16,458
Encompass Health Corp.	3,350	261,132
Encore Wire Corp.	350	17,535
Energen Corp. (L)	1,500	129,255
Energizer Holdings, Inc.	4,273	250,611
EnerSys	2,050	178,616
Engility Holdings, Inc. (L)	2,400	86,376
Enova International, Inc. (L)	525	15,120
EOG Resources, Inc.	10,426	1,330,045
EPR Properties, REIT	325	22,233
Equinix, Inc., REIT	355	153,676
Equity Residential, REIT	5,130	339,914
Era Group, Inc. (L)	1,275	15,746
Essendant, Inc.	3,835	49,165
Estee Lauder Cos., Inc., Class A	3,083	448,022
Evercore, Inc., Class A	1,550	155,852

The notes are an integral part of this report. Transamerica Series Trust	Page 30	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Evolent Health, Inc., Class A (D) (L)	9,702	$ 275,537
Exact Sciences Corp. (L)	4,097	323,335
Exelixis, Inc. (L)	6,180	109,510
Exelon Corp.	13,123	572,950
ExlService Holdings, Inc. (L)	525	34,755
Expedia Group, Inc.	2,218	289,405
Expeditors International of Washington, Inc.	270	19,853
Express Scripts Holding Co. (L)	500	47,505
Express, Inc. (L)	1,050	11,613
Exterran Corp. (L)	3,437	91,184
Exxon Mobil Corp.	5,115	434,877
F5 Networks, Inc. (L)	1,180	235,316
Facebook, Inc., Class A (L)	10,297	1,693,445
FactSet Research Systems, Inc.	575	128,633
Fair Isaac Corp. (L)	500	114,275
Fastenal Co.	3,515	203,940
Federal Realty Investment Trust, REIT	1,521	192,361
Federal Signal Corp.	850	22,763
Fidelity National Information Services, Inc.	4,761	519,282
First American Financial Corp.	3,550	183,144
First Data Corp., Class A (L)	3,950	96,656
First Financial Bancorp	700	20,790
First Horizon National Corp.	3,850	66,451
First Industrial Realty Trust, Inc., REIT	1,650	51,810
First Midwest Bancorp, Inc.	5,350	142,256
First Republic Bank	2,092	200,832
First Solar, Inc. (L)	4,750	229,995
FirstCash, Inc.	1,631	133,742
Five Below, Inc. (L)	850	110,551
Flowers Foods, Inc.	3,725	69,508
Ford Motor Co.	20,401	188,709
Fortinet, Inc. (L)	6,330	584,069
Fortune Brands Home & Security, Inc.	4,021	210,540
Fossil Group, Inc. (D) (L)	800	18,624
Fox Factory Holding Corp. (L)	550	38,528
Freeport-McMoRan, Inc.	20,864	290,427
Frontier Communications Corp. (D)	1,075	6,977
FTI Consulting, Inc. (L)	650	47,574
Fulton Financial Corp.	2,975	49,534
FutureFuel Corp.	1,550	28,737
G-III Apparel Group, Ltd. (L)	650	31,324
GameStop Corp., Class A (D)	1,500	22,905
Gannett Co., Inc.	4,950	49,550
Gartner, Inc. (L)	2,400	380,400
General Dynamics Corp.	3,055	625,420
General Mills, Inc.	1,616	69,359
General Motors Co.	7,960	268,013
Genesco, Inc. (L)	175	8,243
Gentex Corp.	4,325	92,814
Geo Group, Inc., REIT	4,612	116,038
Getty Realty Corp., REIT	3,777	107,871
Gibraltar Industries, Inc. (L)	450	20,520
Gilead Sciences, Inc.	13,994	1,080,477
Global Payments, Inc.	4,499	573,173
Globus Medical, Inc., Class A (L)	1,125	63,855
GoDaddy, Inc., Class A (L)	6,204	517,352
Goldman Sachs Group, Inc.	1,571	352,281
Graham Holdings Co., Class B	75	43,448
Granite Construction, Inc.	600	27,420
Green Dot Corp., Class A (L)	2,050	182,081
Greenbrier Cos., Inc.	2,075	124,707
Greif, Inc., Class A	775	41,587
Group 1 Automotive, Inc.	325	21,093
Gulfport Energy Corp. (L)	2,200	22,902
H&R Block, Inc.	13,403	345,127
Haemonetics Corp. (L)	1,775	203,379

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Hain Celestial Group, Inc. (L)	1,000	$ 27,120
Hancock Whitney Corp.	3,125	148,594
Hanmi Financial Corp.	2,025	50,423
Hanover Insurance Group, Inc.	1,925	237,487
Harris Corp.	441	74,622
Harsco Corp. (L)	1,250	35,688
Hartford Financial Services Group, Inc.	7,251	362,260
Haverty Furniture Cos., Inc.	250	5,525
Hawaiian Electric Industries, Inc.	2,775	98,762
Hawaiian Holdings, Inc.	775	31,078
Hawkins, Inc.	150	6,218
HCA Healthcare, Inc.	1,870	260,154
HCI Group, Inc.	100	4,375
HealthStream, Inc.	450	13,955
Heidrick & Struggles International, Inc.	1,850	62,622
Helen of Troy, Ltd. (L)	925	121,082
Helix Energy Solutions Group, Inc. (L)	1,275	12,597
Herbalife Nutrition, Ltd. (L)	5,380	293,479
Herman Miller, Inc.	1,475	56,640
Hersha Hospitality Trust, REIT	575	13,035
Hewlett Packard Enterprise Co.	24,225	395,110
HFF, Inc., Class A	525	22,302
HighPoint Resources Corp. (L)	1,850	9,028
Highwoods Properties, Inc., REIT	3,900	184,314
Hill-Rom Holdings, Inc.	2,350	221,840
Hillenbrand, Inc.	1,000	52,300
Hilton Worldwide Holdings, Inc.	9,888	798,753
HNI Corp.	600	26,544
HollyFrontier Corp.	3,930	274,707
Home BancShares, Inc.	1,200	26,280
Home Depot, Inc.	5,478	1,134,768
Honeywell International, Inc.	6,976	1,160,806
Hospitality Properties Trust, REIT	5,875	169,435
HP, Inc.	33,670	867,676
Hub Group, Inc., Class A (L)	2,600	118,560
Hubbell, Inc.	750	100,177
Humana, Inc.	2,535	858,148
Huntington Bancshares, Inc.	4,288	63,977
Huntsman Corp.	7,630	207,765
Hyatt Hotels Corp., Class A	3,350	266,626
ICU Medical, Inc. (L)	225	63,619
IDACORP, Inc.	1,250	124,037
IDEX Corp.	900	135,594
Illumina, Inc. (L)	1,961	719,805
Independent Bank Corp.	425	35,105
Ingersoll-Rand PLC	3,046	311,606
Ingevity Corp. (L)	875	89,145
Ingredion, Inc.	3,590	376,806
Innophos Holdings, Inc.	1,700	75,480
Innospec, Inc.	350	26,863
Inogen, Inc. (L)	75	18,309
Insight Enterprises, Inc. (L)	1,025	55,442
Insperity, Inc.	600	70,770
Insteel Industries, Inc.	300	10,764
Integer Holdings Corp. (L)	1,875	155,531
Integrated Device Technology, Inc. (L)	2,000	94,020
Intel Corp.	3,791	179,276
Interactive Brokers Group, Inc., Class A	1,100	60,841
Intercept Pharmaceuticals, Inc. (D) (L)	1,722	217,592
Intercontinental Exchange, Inc.	4,840	362,468
InterDigital, Inc.	475	38,000
Interface, Inc.	950	22,183
International Bancshares Corp.	800	36,000
INTL. FCStone, Inc. (L)	225	10,872
Intuit, Inc.	538	122,341
Intuitive Surgical, Inc. (L)	1,066	611,884
Investment Technology Group, Inc.	600	12,996

The notes are an integral part of this report. Transamerica Series Trust	Page 31	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
ITT, Inc.	2,950	$ 180,717
j2 Global, Inc.	725	60,066
Jabil, Inc.	5,550	150,294
Jack Henry & Associates, Inc.	900	144,072
Jack in the Box, Inc.	350	29,341
JBG SMITH Properties, REIT	1,425	52,483
JetBlue Airways Corp. (L)	5,675	109,868
John B Sanfilippo & Son, Inc.	125	8,923
John Wiley & Sons, Inc., Class A	1,275	77,265
Johnson & Johnson	8,338	1,152,061
Jones Lang LaSalle, Inc.	1,300	187,616
Kaiser Aluminum Corp.	250	27,265
Kaman Corp.	1,850	123,543
KapStone Paper and Packaging Corp.	650	22,042
KB Home	5,225	124,930
KBR, Inc.	6,800	143,684
Kelly Services, Inc., Class A	975	23,429
Kemet Corp. (L)	2,875	53,331
Kemper Corp.	700	56,315
Kennametal, Inc.	1,100	47,916
KeyCorp	28,611	569,073
Keysight Technologies, Inc. (L)	3,975	263,463
Kilroy Realty Corp., REIT	1,325	94,989
Kirby Corp. (L)	850	69,912
Kite Realty Group Trust, REIT	2,950	49,118
KLX Energy Services Holdings, Inc. (L)	290	9,283
KLX, Inc. (L)	750	47,085
Knight-Swift Transportation Holdings, Inc.	1,575	54,306
Kohl’s Corp.	3,900	290,745
Koppers Holdings, Inc. (L)	1,650	51,398
Korn/Ferry International	2,175	107,097
Kraton Corp. (L)	925	43,614
La-Z-Boy, Inc.	675	21,330
Lam Research Corp.	1,725	261,682
Lamb Weston Holdings, Inc.	1,975	131,535
Landstar System, Inc.	1,175	143,350
Lantheus Holdings, Inc. (L)	3,525	52,699
Las Vegas Sands Corp.	39	2,314
LaSalle Hotel Properties, REIT	2,275	78,692
LegacyTexas Financial Group, Inc.	550	23,430
Legg Mason, Inc.	1,275	39,818
Leidos Holdings, Inc.	2,200	152,152
Lennar Corp., Class A	4,958	231,489
Lennox International, Inc.	3,193	697,351
Liberty Property Trust, REIT	2,225	94,006
Life Storage, Inc., REIT	750	71,370
LifePoint Health, Inc. (L)	600	38,640
Lincoln Electric Holdings, Inc.	950	88,768
Lincoln National Corp.	8,805	595,746
Littelfuse, Inc.	325	64,314
Live Nation Entertainment, Inc. (L)	1,225	66,726
LKQ Corp. (L)	9,293	294,309
LogMeIn, Inc.	675	60,142
Louisiana-Pacific Corp.	3,650	96,688
Lowe’s Cos., Inc.	3,318	380,973
Loxo Oncology, Inc. (L)	600	102,498
LSC Communications, Inc.	3,062	33,866
Lumentum Holdings, Inc. (L)	1,000	59,950
M&T Bank Corp.	310	51,007
Macy’s, Inc.	2,584	89,742
Magellan Health, Inc. (L)	975	70,249
ManpowerGroup, Inc.	1,000	85,960
ManTech International Corp., Class A	350	22,155
Marathon Petroleum Corp.	13,313	1,064,641
Marsh & McLennan Cos., Inc.	1,483	122,674
Masco Corp.	9,240	338,184
Masimo Corp. (L)	1,150	143,221

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Mastercard, Inc., Class A	5,841	$ 1,300,265
Matador Resources Co. (L)	775	25,614
Materion Corp.	300	18,150
Matrix Service Co. (L)	900	22,185
Matson, Inc.	675	26,757
MAXIMUS, Inc.	950	61,807
MB Financial, Inc.	775	35,735
McDermott International, Inc. (L)	4,749	87,524
MDC Holdings, Inc.	710	21,002
MDU Resources Group, Inc.	2,875	73,859
Medical Properties Trust, Inc., REIT	2,700	40,257
Medicines Co. (D) (L)	3,850	115,153
Medifast, Inc.	200	44,310
MEDNAX, Inc. (L)	3,050	142,313
Merck & Co., Inc.	10,612	752,815
Meredith Corp. (D)	1,175	59,984
Methode Electronics, Inc.	2,400	86,880
MetLife, Inc.	9,384	438,420
Michaels Cos., Inc. (L)	1,525	24,751
Microchip Technology, Inc. (D)	6,503	513,152
Micron Technology, Inc. (L)	1,840	83,223
Microsoft Corp.	66,659	7,623,790
MicroStrategy, Inc., Class A (L)	575	80,856
Minerals Technologies, Inc.	550	37,180
MKS Instruments, Inc.	1,200	96,180
Molina Healthcare, Inc. (L)	3,090	459,483
Molson Coors Brewing Co., Class B	7,282	447,843
Momenta Pharmaceuticals, Inc. (L)	4,475	117,692
Mondelez International, Inc., Class A	19,241	826,593
Monotype Imaging Holdings, Inc.	1,425	28,785
Moody’s Corp.	1,340	224,048
Moog, Inc., Class A	850	73,074
Morgan Stanley	18,527	862,802
Motorola Solutions, Inc.	408	53,097
Movado Group, Inc.	250	10,475
MSA Safety, Inc.	450	47,898
MSC Industrial Direct Co., Inc., Class A	675	59,474
MSCI, Inc.	1,640	290,952
Murphy Oil Corp.	2,800	93,352
Murphy USA, Inc. (L)	350	29,911
Mylan NV (L)	3,241	118,621
MYR Group, Inc. (L)	2,650	86,496
Myriad Genetics, Inc. (L)	1,000	46,000
Nanometrics, Inc. (L)	1,625	60,970
Nasdaq, Inc.	3,468	297,554
National Fuel Gas Co.	1,550	86,893
National Instruments Corp.	1,675	80,953
National Storage Affiliates Trust, REIT	1,575	40,068
Natus Medical, Inc. (L)	500	17,825
Nautilus, Inc. (L)	575	8,021
Navigant Consulting, Inc.	700	16,142
Navigators Group, Inc.	200	13,820
NBT Bancorp, Inc.	500	19,190
NCR Corp. (L)	4,050	115,060
NetApp, Inc.	3,500	300,615
Netflix, Inc. (L)	3,155	1,180,380
NETGEAR, Inc. (L)	750	47,138
New Jersey Resources Corp.	1,350	62,235
New Media Investment Group, Inc.	1,175	18,436
Newmont Mining Corp.	6,469	195,364
Newpark Resources, Inc. (L)	1,350	13,973
News Corp., Class A	6,740	88,901
NextEra Energy, Inc.	7,741	1,297,392
NextGen Healthcare, Inc. (L)	750	15,060
NIC, Inc.	800	11,840
NIKE, Inc., Class B	2,342	198,414
Nordson Corp.	1,522	211,406

The notes are an integral part of this report. Transamerica Series Trust	Page 32	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Norfolk Southern Corp.	4,786	$ 863,873
Northrop Grumman Corp.	1,514	480,498
NorthWestern Corp.	625	36,663
NOW, Inc. (L)	4,850	80,267
NRG Energy, Inc.	8,210	307,054
Nu Skin Enterprises, Inc., Class A	750	61,815
Nutrisystem, Inc.	325	12,041
NuVasive, Inc. (L)	725	51,461
NVIDIA Corp.	6,690	1,880,024
NVR, Inc. (L)	65	160,602
O’Reilly Automotive, Inc. (L)	1,405	487,985
Oasis Petroleum, Inc. (L)	4,100	58,138
Occidental Petroleum Corp.	10,316	847,666
Oceaneering International, Inc. (L)	1,575	43,470
Office Depot, Inc.	15,475	49,675
OGE Energy Corp.	5,450	197,944
Oil States International, Inc. (L)	950	31,540
Old Dominion Freight Line, Inc.	2,722	438,950
Old Republic International Corp.	7,350	164,493
Omnicom Group, Inc.	1,060	72,101
ONEOK, Inc.	3,714	251,772
Opus Bank	300	8,220
Oracle Corp.	21,076	1,086,679
OraSure Technologies, Inc. (L)	825	12,746
Orion Group Holdings, Inc. (L)	2,325	17,554
Orthofix Medical, Inc. (L)	725	41,912
Oshkosh Corp.	5,696	405,783
Owens & Minor, Inc.	3,325	54,929
Owens-Illinois, Inc. (L)	6,125	115,089
Oxford Industries, Inc.	200	18,040
PACCAR, Inc.	5,549	378,386
PacWest Bancorp	3,375	160,819
Palo Alto Networks, Inc. (L)	2,780	626,223
Par Pacific Holdings, Inc. (L)	3,250	66,300
Parker-Hannifin Corp.	1,543	283,804
Patterson Cos., Inc.	3,000	73,350
PayPal Holdings, Inc. (L)	11,710	1,028,606
PBF Energy, Inc., Class A	9,110	454,680
PDC Energy, Inc. (L)	1,025	50,184
Peabody Energy Corp.	7,220	257,321
Penn National Gaming, Inc. (L)	1,250	41,150
PepsiCo, Inc.	13,297	1,486,605
Perficient, Inc. (L)	2,300	61,295
Perry Ellis International, Inc. (L)	1,450	39,629
Perspecta, Inc.	4,125	106,095
Pfizer, Inc.	32,716	1,441,794
PGT Innovations, Inc. (L)	650	14,040
Philip Morris International, Inc.	10,159	828,365
Photronics, Inc. (L)	875	8,619
Pilgrim’s Pride Corp. (L)	6,755	122,198
Pinnacle Financial Partners, Inc.	1,075	64,661
Pioneer Energy Services Corp. (L)	1,075	3,171
Pioneer Natural Resources Co.	3,780	658,438
Piper Jaffray Cos.	225	17,179
Pitney Bowes, Inc.	2,625	18,585
Plantronics, Inc.	625	37,688
Plexus Corp. (L)	500	29,255
PNM Resources, Inc.	1,225	48,326
Polaris Industries, Inc.	850	85,807
PolyOne Corp.	1,225	53,557
Pool Corp.	600	100,128
Post Holdings, Inc. (L)	4,320	423,533
PotlatchDeltic Corp.	1,725	70,639
Primerica, Inc.	650	78,357
Principal Financial Group, Inc.	1,927	112,903
Procter & Gamble Co.	4,870	405,330
Progress Software Corp.	725	25,585

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Progressive Corp.	13,226	$ 939,575
Prologis, Inc., REIT	8,275	560,962
Provident Financial Services, Inc.	925	22,709
Prudential Financial, Inc.	1,900	192,508
PS Business Parks, Inc., REIT	1,075	136,622
PTC, Inc. (L)	2,000	212,380
Public Service Enterprise Group, Inc.	5,674	299,530
PulteGroup, Inc.	9,120	225,902
PVH Corp.	2,605	376,162
QUALCOMM, Inc.	6,206	447,018
Qualys, Inc. (L)	475	42,323
QuinStreet, Inc. (L)	1,950	26,462
R.R. Donnelley & Sons Co.	2,783	15,028
Ralph Lauren Corp.	925	127,234
Ramco-Gershenson Properties Trust, REIT	1,250	17,000
Raven Industries, Inc.	475	21,731
Rayonier Advanced Materials, Inc.	1,800	33,174
Rayonier, Inc., REIT	4,650	157,216
Red Hat, Inc. (L)	1,881	256,343
Red Robin Gourmet Burgers, Inc. (L)	200	8,030
Regal Beloit Corp.	1,950	160,777
Regions Financial Corp.	21,405	392,782
Reinsurance Group of America, Inc.	875	126,490
Reliance Steel & Aluminum Co.	2,275	194,035
Renewable Energy Group, Inc. (L)	2,825	81,360
Resources Connection, Inc.	1,725	28,635
Revance Therapeutics, Inc. (L)	5,462	135,731
REX American Resources Corp. (L)	100	7,555
RH (D) (L)	300	39,303
Robert Half International, Inc.	3,990	280,816
Ross Stores, Inc.	11,067	1,096,740
Rowan Cos. PLC, Class A (L)	1,750	32,953
Royal Gold, Inc.	300	23,118
RPM International, Inc.	900	58,446
Rudolph Technologies, Inc. (L)	2,800	68,460
Ruth’s Hospitality Group, Inc.	400	12,620
S&P Global, Inc.	5,084	993,363
Sabra Health Care REIT, Inc.	2,341	54,124
Sabre Corp.	3,875	101,060
Safety Insurance Group, Inc.	200	17,920
Sage Therapeutics, Inc. (L)	880	124,300
Saia, Inc. (L)	325	24,846
SailPoint Technologies Holding, Inc. (L)	6,230	211,945
salesforce.com, Inc. (L)	11,765	1,870,988
Sally Beauty Holdings, Inc. (L)	1,950	35,861
Sanderson Farms, Inc.	275	28,427
Sanmina Corp. (L)	2,200	60,720
Saul Centers, Inc., REIT	175	9,800
ScanSource, Inc. (L)	1,350	53,865
Schweitzer-Mauduit International, Inc.	2,575	98,648
Science Applications International Corp.	1,775	143,065
Scotts Miracle-Gro Co. (D)	625	49,206
Seagate Technology PLC	630	29,831
SEI Investments Co.	2,000	122,200
Select Medical Holdings Corp. (L)	6,000	110,400
Selective Insurance Group, Inc.	775	49,213
Sempra Energy	2,625	298,594
Semtech Corp. (L)	425	23,630
Seneca Foods Corp., Class A (L)	450	15,165
Senior Housing Properties Trust, REIT	6,325	111,067
ServiceNow, Inc. (L)	2,918	570,848
Shutterfly, Inc. (L)	1,250	82,362
Signature Bank	650	74,646
Signet Jewelers, Ltd.	950	62,633
Silgan Holdings, Inc.	1,125	31,275
Sirius XM Holdings, Inc. (D)	14,110	89,175
Skechers U.S.A., Inc., Class A (L)	2,000	55,860

The notes are an integral part of this report. Transamerica Series Trust	Page 33	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
SkyWest, Inc.	1,250	$ 73,625
Skyworks Solutions, Inc.	1,083	98,239
Sleep Number Corp. (L)	725	26,666
SLM Corp. (L)	6,400	71,360
SM Energy Co.	1,575	49,660
Snap-on, Inc.	1,869	343,148
Sonic Corp.	550	23,837
Sonoco Products Co.	875	48,563
Sotheby’s (L)	200	9,838
Southwest Gas Holdings, Inc.	725	57,297
Southwestern Energy Co. (L)	7,400	37,814
Spark Therapeutics, Inc. (D) (L)	2,498	136,266
SpartanNash Co.	2,425	48,646
Spire, Inc.	75	5,516
Spirit Realty Capital, Inc., REIT	4,400	35,464
Splunk, Inc. (L)	3,031	366,478
Spok Holdings, Inc.	1,275	19,635
Sprouts Farmers Market, Inc. (L)	300	8,223
SPS Commerce, Inc. (L)	275	27,291
SPX Corp. (L)	550	18,321
SPX FLOW, Inc. (L)	650	33,800
Square, Inc., Class A (L)	2,659	263,268
SRC Energy, Inc. (L)	3,800	33,782
Stamps.com, Inc. (L)	225	50,895
Standex International Corp.	200	20,850
Stanley Black & Decker, Inc.	6,649	973,680
State Street Corp.	4,224	353,887
Steel Dynamics, Inc.	5,850	264,361
Stepan Co.	1,000	87,010
Steven Madden, Ltd.	800	42,320
Stewart Information Services Corp.	350	15,754
Stifel Financial Corp.	2,225	114,053
Strategic Education, Inc.	346	47,412
Summit Hotel Properties, Inc., REIT	1,575	21,310
SunCoke Energy, Inc. (L)	975	11,330
SunTrust Banks, Inc.	7,687	513,415
Superior Energy Services, Inc. (L)	2,400	23,376
Surmodics, Inc. (L)	250	18,663
Sykes Enterprises, Inc. (L)	2,975	90,708
Synaptics, Inc. (L)	500	22,810
Synchronoss Technologies, Inc. (L)	100	660
Syneos Health, Inc. (L)	800	41,240
SYNNEX Corp.	350	29,645
Synovus Financial Corp.	4,450	203,765
T-Mobile US, Inc. (L)	5,941	416,939
T. Rowe Price Group, Inc.	4,072	444,581
Tailored Brands, Inc.	675	17,003
Take-Two Interactive Software, Inc. (L)	4,237	584,664
Target Corp.	6,600	582,186
Taubman Centers, Inc., REIT	975	58,334
TCF Financial Corp.	8,400	200,004
TD Ameritrade Holding Corp.	6,203	327,704
Tech Data Corp. (L)	1,875	134,194
TEGNA, Inc.	5,825	69,667
Teladoc Health, Inc. (D) (L)	3,565	307,838
Teledyne Technologies, Inc. (L)	550	135,674
Teleflex, Inc.	650	172,958
Telephone & Data Systems, Inc.	4,300	130,849
Tenet Healthcare Corp. (L)	10,795	307,226
Teradata Corp. (L)	2,752	103,778
Teradyne, Inc.	8,115	300,093
Terex Corp.	2,650	105,761
Tesla, Inc. (L)	448	118,617
Tetra Tech, Inc.	2,500	170,750
TETRA Technologies, Inc. (L)	2,000	9,020
Texas Capital Bancshares, Inc. (L)	1,875	154,969
Texas Instruments, Inc.	7,446	798,881

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Texas Roadhouse, Inc.	975	$ 67,558
TherapeuticsMD, Inc. (D) (L)	28,161	184,736
Thermo Fisher Scientific, Inc.	1,570	383,206
Thor Industries, Inc.	775	64,867
Timken Co.	1,125	56,081
TiVo Corp.	2,850	35,483
Toll Brothers, Inc.	5,982	197,585
TopBuild Corp. (L)	1,200	68,184
Toro Co.	1,175	70,465
Tractor Supply Co.	2,770	251,738
Travelers Cos., Inc.	3,610	468,253
TreeHouse Foods, Inc. (L)	2,075	99,289
TRI Pointe Group, Inc. (L)	2,875	35,650
Trimble, Inc. (L)	2,950	128,207
Triumph Group, Inc.	675	15,728
TrueBlue, Inc. (L)	3,275	85,314
TrustCo Bank Corp.	6,225	52,912
Trustmark Corp.	925	31,126
TTM Technologies, Inc. (L)	3,075	48,923
Tupperware Brands Corp.	2,250	75,262
Twenty-First Century Fox, Inc., Class A	2,072	95,996
Twitter, Inc. (L)	10,500	298,830
Tyler Technologies, Inc. (L)	400	98,024
U.S. Steel Corp.	3,875	118,110
UGI Corp.	5,325	295,431
Ultimate Software Group, Inc. (L)	300	96,657
Ultra Clean Holdings, Inc. (L)	1,200	15,060
UMB Financial Corp.	525	37,223
Umpqua Holdings Corp.	4,325	89,960
UniFirst Corp.	250	43,413
Union Pacific Corp.	7,600	1,237,508
Unit Corp. (L)	825	21,500
United Community Banks, Inc.	4,025	112,257
United Continental Holdings, Inc. (L)	4,455	396,762
United Fire Group, Inc.	325	16,500
United Insurance Holdings Corp.	1,450	32,451
United Natural Foods, Inc. (L)	775	23,211
United Rentals, Inc. (L)	1,953	319,511
United Technologies Corp.	3,781	528,622
United Therapeutics Corp. (L)	1,825	233,381
UnitedHealth Group, Inc.	12,562	3,341,994
Uniti Group, Inc., REIT (L)	2,625	52,894
Universal Corp.	325	21,125
Universal Forest Products, Inc.	2,925	103,340
Universal Insurance Holdings, Inc.	550	26,703
Urban Outfitters, Inc. (L)	10,675	436,607
Urstadt Biddle Properties, Inc., Class A, REIT	475	10,113
US Concrete, Inc. (D) (L)	200	9,170
US Silica Holdings, Inc. (D)	1,100	20,713
Valero Energy Corp.	6,130	697,287
Valmont Industries, Inc.	325	45,013
Varex Imaging Corp. (L)	550	15,763
Vectren Corp.	2,700	193,023
Veeco Instruments, Inc. (L)	108	1,107
Veeva Systems, Inc., Class A (L)	3,192	347,513
Ventas, Inc., REIT	2,498	135,841
Veritiv Corp. (L)	1,000	36,400
Verizon Communications, Inc.	23,655	1,262,940
Vertex Pharmaceuticals, Inc. (L)	5,074	977,963
Viad Corp.	750	44,438
Virtusa Corp. (L)	400	21,484
Visa, Inc., Class A	19,247	2,888,782
Vishay Intertechnology, Inc.	1,975	40,191
Vistra Energy Corp. (L)	11,930	296,818
VMware, Inc., Class A (L)	4,190	653,891
Vonage Holdings Corp. (L)	13,525	191,514

The notes are an integral part of this report. Transamerica Series Trust	Page 34	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Vornado Realty Trust, REIT	3,750	$ 273,750
Voya Financial, Inc.	976	48,478
Wabash National Corp.	800	14,584
WABCO Holdings, Inc. (L)	1,850	218,189
Wabtec Corp.	300	31,464
Walker & Dunlop, Inc.	425	22,474
Walmart, Inc.	4,650	436,681
Walt Disney Co.	9,791	1,144,960
Watsco, Inc.	500	89,050
Watts Water Technologies, Inc., Class A	400	33,200
Wayfair, Inc., Class A (L)	1,746	257,832
Webster Financial Corp.	1,375	81,070
Weingarten Realty Investors, REIT	650	19,344
WellCare Health Plans, Inc. (L)	1,136	364,077
Wells Fargo & Co.	20,647	1,085,206
West Pharmaceutical Services, Inc.	125	15,434
WestRock Co.	5,589	298,676
WEX, Inc. (L)	625	125,475
William Lyon Homes, Class A (L)	425	6,753
Williams-Sonoma, Inc. (D)	1,125	73,935
Winnebago Industries, Inc.	450	14,918
Wintrust Financial Corp.	1,975	167,756
Wolverine World Wide, Inc.	1,475	57,599
Workday, Inc., Class A (L)	1,717	250,648
World Fuel Services Corp.	1,025	28,372
World Wrestling Entertainment, Inc., Class A	3,370	325,980
Worldpay, Inc., Class A (L)	4,212	426,549
Worthington Industries, Inc.	1,700	73,712
WPX Energy, Inc. (L)	7,675	154,421
WR Berkley Corp.	1,275	101,911
Wyndham Destinations, Inc.	375	16,260
Wyndham Hotels & Resorts, Inc.	1,525	84,744
Xcel Energy, Inc.	8,546	403,457
XO Group, Inc. (L)	400	13,792
Yum! Brands, Inc.	3,531	321,003
Zebra Technologies Corp., Class A (L)	875	154,726
Zimmer Biomet Holdings, Inc.	5,037	662,214
Zoetis, Inc.	531	48,618
Zumiez, Inc. (L)	1,250	32,938

		210,421,540

Total Common Stocks (Cost $255,155,840)		298,767,407

PREFERRED STOCK - 0.0% (E)
Germany - 0.0% (E)
Henkel AG & Co. KGaA,
1.80% (N)	4,736	555,647

Total Preferred Stock (Cost $641,722)		555,647

INVESTMENT COMPANIES - 4.0%
United States - 4.0%
JPMorgan Emerging Markets Debt Fund	6	50
JPMorgan High Yield Fund	1,980,653	14,399,346
JPMorgan Value Advantage Fund	1,086,492	40,537,017

Total Investment Companies (Cost $46,683,496)		54,936,413

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (E)
U.S. Treasury Bill
2.03% (N), 01/31/2019 (K)	$ 70,000	$ 69,473

Total Short-Term U.S. Government Obligation (Cost $69,527)		69,473

	Shares	Value

OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (N)	11,030,169	11,030,169

Total Other Investment Company (Cost $11,030,169)		11,030,169

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 1.25% (N), dated 09/28/2018, to be repurchased at $26,492,739 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $27,021,110.	$ 26,489,979	26,489,979

Total Repurchase Agreement (Cost $26,489,979)		26,489,979

Total Investments (Cost $1,347,291,481)		1,381,523,157

	Shares	Value
SECURITIES SOLD SHORT - (0.0)% (E)
COMMON STOCKS - (0.0)% (E)
Auto Components - (0.0)% (E)
Garrett Motion, Inc.	(423)	(7,826)

Total Securities Sold Short (Proceeds $6,820)		(7,826)

Net Other Assets (Liabilities) - (0.4)%		(4,999,123)

Net Assets - 100.0%		$ 1,376,516,208

The notes are an integral part of this report. Transamerica Series Trust	Page 35	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bond	Long	220	12/17/2018	$20,651,481	$20,491,111	$—	$(160,370)
10-Year Canada Government Bond	Short	(135)	12/18/2018	(14,056,331)	(13,861,108)	195,223	—
10-Year U.S. Treasury Note	Long	258	12/19/2018	31,083,521	30,645,563	—	(437,958)
E-Mini Russell 2000® Index	Long	4	12/21/2018	343,893	340,160	—	(3,733)
E-Mini Russell 2000® Index	Short	(48)	12/21/2018	(4,149,022)	(4,081,920)	67,102	—
EURO STOXX 50® Index	Long	21	12/21/2018	815,248	825,820	10,572	—
EURO STOXX 50® Index	Short	(262)	12/21/2018	(10,126,966)	(10,303,092)	—	(176,126)
FTSE 100 Index	Long	5	12/21/2018	473,916	487,895	13,979	—
German Euro Bund	Short	(112)	12/06/2018	(20,762,623)	(20,648,679)	113,944	—
MSCI Emerging Markets Index	Long	529	12/21/2018	27,010,515	27,764,565	754,050	—
S&P 500® E-Mini Index	Long	12	12/21/2018	1,751,209	1,751,400	191	—
S&P 500® E-Mini Index	Short	(19)	12/21/2018	(2,765,744)	(2,773,050)	—	(7,306)
S&P MidCap 400® E-Mini Index	Long	3	12/21/2018	616,096	607,560	—	(8,536)
TOPIX Index	Long	4	12/13/2018	607,358	639,852	32,494	—
U.S. Treasury Bond	Long	239	12/19/2018	38,232,987	36,873,219	—	(1,359,768)

Total						$1,187,555	$(2,153,797)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	25.8%	$ 356,564,065
U.S. Government Obligations	16.8	232,008,080
Asset-Backed Securities	10.3	141,632,186
Mortgage-Backed Securities	4.4	60,781,078
Banks	4.1	56,435,914
U.S. Equity Funds	2.9	40,537,017
Oil, Gas & Consumable Fuels	2.3	32,255,273
Capital Markets	2.0	27,348,730
Software	1.6	21,363,502
Insurance	1.5	20,603,266
Electric Utilities	1.2	16,580,882
Pharmaceuticals	1.1	15,762,707
Health Care Providers & Services	1.1	14,828,581
U.S. Fixed Income Funds	1.0	14,399,346
Technology Hardware, Storage & Peripherals	1.0	13,698,700
Equity Real Estate Investment Trusts	1.0	13,464,023
IT Services	1.0	13,389,112
Semiconductors & Semiconductor Equipment	0.8	10,957,518
Airlines	0.8	10,389,398
Diversified Telecommunication Services	0.8	10,385,524
Machinery	0.7	10,050,133
Media	0.7	9,778,170
Interactive Media & Services	0.7	9,597,043
Internet & Direct Marketing Retail	0.7	9,556,851
Diversified Financial Services	0.7	9,360,450
Beverages	0.7	9,326,994
Chemicals	0.6	8,703,581
Specialty Retail	0.6	8,691,816
Biotechnology	0.6	8,622,910
Foreign Government Obligations	0.6	7,931,116
Aerospace & Defense	0.5	7,343,639
Health Care Equipment & Supplies	0.5	6,902,901
Consumer Finance	0.5	6,782,038
Road & Rail	0.5	6,482,999
Food Products	0.5	6,396,572
Metals & Mining	0.4	5,840,605
Automobiles	0.4	5,452,744
Entertainment	0.4	5,135,861
Trading Companies & Distributors	0.3	4,135,306
Electronic Equipment, Instruments & Components	0.3	4,018,640

The notes are an integral part of this report. Transamerica Series Trust	Page 36	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Hotels, Restaurants & Leisure	0.3%		$ 3,715,028
Food & Staples Retailing	0.3		3,602,735
Industrial Conglomerates	0.3		3,471,670
Communications Equipment	0.2		3,389,353
Electrical Equipment	0.2		3,359,285
Multi-Utilities	0.2		3,317,505
Wireless Telecommunication Services	0.2		3,259,019
Textiles, Apparel & Luxury Goods	0.2		3,199,180
Diversified Consumer Services	0.2		3,134,602
Tobacco	0.2		3,114,107
Commercial Services & Supplies	0.2		2,960,751
Building Products	0.2		2,887,131
Household Durables	0.2		2,824,849
Multiline Retail	0.2		2,777,576
Gas Utilities	0.2		2,766,400
Auto Components	0.2		2,633,207
Personal Products	0.2		2,256,322
Energy Equipment & Services	0.1		1,804,712
Life Sciences Tools & Services	0.1		1,602,369
Household Products	0.1		1,566,393
Real Estate Management & Development	0.1		1,548,308
Containers & Packaging	0.1		1,505,161
Construction Materials	0.1		1,478,735
Air Freight & Logistics	0.1		1,337,858
Construction & Engineering	0.1		1,070,924
Health Care Technology	0.1		1,000,516
Professional Services	0.1		943,963
Independent Power & Renewable Electricity Producers	0.1		914,989
Transportation Infrastructure	0.1		631,773
Municipal Government Obligations	0.0	(E)	572,955
Distributors	0.0	(E)	441,981
Paper & Forest Products	0.0	(E)	435,831
Water Utilities	0.0	(E)	378,604
Leisure Products	0.0	(E)	219,671
Thrifts & Mortgage Finance	0.0	(E)	138,778
Marine	0.0	(E)	96,669
Internet & Catalog Retail	0.0	(E)	50,895
Mortgage Real Estate Investment Trusts	0.0	(E)	28,410
International Fixed Income Funds	0.0	(E)	50

Investments, at Value	97.3		1,343,933,536
Short-Term Investments	2.7		37,589,621

Total Investments	100.0%		$ 1,381,523,157

The notes are an integral part of this report. Transamerica Series Trust	Page 37	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$141,632,186	$—	$141,632,186
Corporate Debt Securities	—	190,170,292	14,297	190,184,589
Foreign Government Obligations	—	7,931,116	—	7,931,116
Mortgage-Backed Securities	—	60,781,078	—	60,781,078
Municipal Government Obligations	—	572,955	—	572,955
U.S. Government Agency Obligations	—	356,564,065	—	356,564,065
U.S. Government Obligations	—	232,008,080	—	232,008,080
Common Stocks	217,030,206	81,737,201	0	298,767,407
Preferred Stock	—	555,647	—	555,647
Investment Companies	54,936,413	—	—	54,936,413
Short-Term U.S. Government Obligation	—	69,473	—	69,473
Other Investment Company	11,030,169	—	—	11,030,169
Repurchase Agreement	—	26,489,979	—	26,489,979

Total Investments	$282,996,788	$1,098,512,072	$14,297	$1,381,523,157

Other Financial Instruments
Futures Contracts (Q)	$1,187,555	$—	$—	$1,187,555

Total Other Financial Instruments	$1,187,555	$—	$—	$1,187,555

LIABILITIES
Securities Sold Short
Common Stocks	$(7,826)	$—	$—	$(7,826)

Total Securities Sold Short	$(7,826)	$—	$—	$(7,826)

Other Financial Instruments
Futures Contracts (Q)	$(2,153,797)	$—	$—	$(2,153,797)

Total Other Financial Instruments	$(2,153,797)	$—	$—	$(2,153,797)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $155,588,790, representing 11.3% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Illiquid security. At September 30, 2018, the value of such securities amounted to $7,954,807 or 0.6% of the Portfolio’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,675,823. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of September 30, 2018; the maturity dates disclosed are the ultimate maturity dates.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2018, the total value of securities is $14,297, representing less than 0.1% of the Portfolio’s net assets.
(J)	Securities are Level 3 of the fair value hierarchy.
(K)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $5,325,650.
(L)	Non-income producing securities.
(M)	Security deemed worthless.
(N)	Rates disclosed reflect the yields at September 30, 2018.
(O)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Portfolio.
(Q)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 38	September 30, 2018 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
CVR	Contingent Value Right
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 39	September 30, 2018 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Fund - 4.9%
iShares MSCI EAFE ETF	844,488	$ 57,416,739

U.S. Equity Funds - 44.7%
iShares Core S&P 500 ETF	1,260,265	368,917,374
SPDR S&P 500 ETF Trust	317,800	92,390,816
Vanguard Small-Cap ETF (A)	351,659	57,172,720

		518,480,910

U.S. Fixed Income Funds - 49.6%
iShares 20+ Year Treasury Bond ETF	918,619	107,726,450
iShares Core U.S. Aggregate Bond ETF	870,904	91,897,790
Vanguard Total Bond Market ETF	4,777,380	375,979,806

		575,604,046

Total Exchange-Traded Funds (Cost $1,050,636,509)		1,151,501,695

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (B)	166,000	166,000

Total Other Investment Company (Cost $166,000)		166,000

	Principal	Value
REPURCHASE AGREEMENT - 0.2%

Fixed Income Clearing Corp., 1.25% (B), dated 09/28/2018, to be repurchased at $2,761,395 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $2,820,454.

	$ 2,761,107	$ 2,761,107

Total Repurchase Agreement (Cost $2,761,107)		2,761,107

Total Investments Excluding Purchased Options (Cost $1,053,563,616)		1,154,428,802
Total Purchased Options - 0.5% (Cost $6,983,050)		5,737,704

Total Investments (Cost $1,060,546,666)		1,160,166,506
Net Other Assets (Liabilities) - 0.0% (C)		463,012

Net Assets - 100.0%		$ 1,160,629,518

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500®	USD	2,250.00	12/20/2019	USD	19,815,064	68	$422,521	$273,020
Put - S&P 500®	USD	2,300.00	12/20/2019	USD	9,324,736	32	207,712	140,544
Put - S&P 500®	USD	2,325.00	12/20/2019	USD	8,159,144	28	217,084	132,580
Put - S&P 500®	USD	2,350.00	12/20/2019	USD	73,140,898	251	1,478,687	1,257,510
Put - S&P 500®	USD	2,375.00	12/20/2019	USD	7,284,950	25	215,125	131,875
Put - S&P 500®	USD	2,400.00	12/20/2019	USD	75,763,480	260	1,780,235	1,450,800
Put - S&P 500®	USD	2,450.00	12/20/2019	USD	13,987,104	48	430,992	298,560
Put - S&P 500®	USD	2,500.00	12/20/2019	USD	42,252,710	145	1,106,855	1,028,050
Put - S&P 500®	USD	2,550.00	12/20/2019	USD	38,755,934	133	1,123,839	1,024,765

Total							$6,983,050	$5,737,704

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,151,501,695	$—	$—	$1,151,501,695
Other Investment Company	166,000	—	—	166,000
Repurchase Agreement	—	2,761,107	—	2,761,107
Exchange-Traded Options Purchased	5,737,704	—	—	5,737,704

Total Investments	$1,157,405,399	$2,761,107	$—	$1,160,166,506

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $162,580. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2018.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
International Equity Fund - 7.0%
iShares MSCI EAFE ETF	553,934	$ 37,661,973

U.S. Equity Funds - 62.2%
iShares Core S&P 500 ETF	813,398	238,105,997
SPDR S&P 500 ETF Trust	204,809	59,542,072
Vanguard Small-Cap ETF (A)	228,403	37,133,760

		334,781,829

U.S. Fixed Income Funds - 29.7%
iShares 20+ Year Treasury Bond ETF	257,063	30,145,778
iShares Core U.S. Aggregate Bond ETF	242,053	25,541,432
Vanguard Total Bond Market ETF	1,328,601	104,560,899

		160,248,109

Total Exchange-Traded Funds (Cost $456,815,750)		532,691,911

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (B)	614,200	614,200

Total Other Investment Company (Cost $614,200)		614,200

Principal	Value
REPURCHASE AGREEMENT - 0.2%

Fixed Income Clearing Corp., 1.25% (B), dated 09/28/2018, to be repurchased at $850,677 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $870,140.

$ 850,588	$ 850,588

Total Repurchase Agreement (Cost $850,588)	850,588

Total Investments Excluding Purchased Options (Cost $458,280,538)	534,156,699
Total Purchased Options - 0.7% (Cost $4,496,877)	3,695,312

Total Investments (Cost $462,777,415)	537,852,011
Net Other Assets (Liabilities) - 0.1%	383,340

Net Assets - 100.0%	$ 538,235,351

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500®	USD	2,250.00	12/20/2019	USD	12,238,716	42	$262,353	$168,630
Put - S&P 500®	USD	2,300.00	12/20/2019	USD	6,119,358	21	136,311	92,232
Put - S&P 500®	USD	2,325.00	12/20/2019	USD	5,245,164	18	139,554	85,230
Put - S&P 500®	USD	2,350.00	12/20/2019	USD	47,497,874	163	963,365	816,630
Put - S&P 500®	USD	2,375.00	12/20/2019	USD	4,662,368	16	137,680	84,400
Put - S&P 500®	USD	2,400.00	12/20/2019	USD	48,372,068	166	1,135,503	926,280
Put - S&P 500®	USD	2,450.00	12/20/2019	USD	9,033,338	31	278,371	192,820
Put - S&P 500®	USD	2,500.00	12/20/2019	USD	27,391,412	94	717,242	666,460
Put - S&P 500®	USD	2,550.00	12/20/2019	USD	25,060,228	86	726,498	662,630

Total							$4,496,877	$3,695,312

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$532,691,911	$—	$—	$532,691,911
Other Investment Company	614,200	—	—	614,200
Repurchase Agreement	—	850,588	—	850,588
Exchange-Traded Options Purchased	3,695,312	—	—	3,695,312

Total Investments	$537,001,423	$850,588	$—	$537,852,011

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $601,546. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2018.
(C)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Levin Large Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Aerospace & Defense - 2.6%
General Dynamics Corp.	280	$ 57,322

Auto Components - 2.0%
Goodyear Tire & Rubber Co.	1,963	45,915

Automobiles - 3.5%
General Motors Co.	2,337	78,687

Banks - 11.9%
Bank of America Corp.	2,524	74,357
Cadence BanCorp	1,116	29,150
Citigroup, Inc.	1,253	89,890
JPMorgan Chase & Co.	654	73,798

		267,195

Capital Markets - 1.0%
Morgan Stanley	467	21,748

Chemicals - 3.7%
DowDuPont, Inc.	1,308	84,117

Communications Equipment - 3.1%
Nokia OYJ, ADR	12,509	69,800

Containers & Packaging - 2.7%
International Paper Co.	1,229	60,405

Diversified Financial Services - 2.1%
Voya Financial, Inc.	935	46,441

Diversified Telecommunication Services - 5.1%
AT&T, Inc.	3,412	114,575

Electric Utilities - 5.2%
PG&E Corp. (A)	1,422	65,426
Xcel Energy, Inc.	1,098	51,837

		117,263

Electrical Equipment - 3.4%
Eaton Corp. PLC	869	75,368

Food & Staples Retailing - 2.7%
Walmart, Inc.	654	61,417

Food Products - 8.5%
Kraft Heinz Co.	841	46,347
Post Holdings, Inc. (A)	409	40,098
TreeHouse Foods, Inc. (A)	1,263	60,435
Tyson Foods, Inc., Class A	737	43,874

		190,754

Industrial Conglomerates - 1.0%
General Electric Co.	2,010	22,693

Insurance - 9.2%
American International Group, Inc.	2,243	119,417
Athene Holding, Ltd., Class A (A)	622	32,133
Lincoln National Corp.	811	54,872

		206,422

Life Sciences Tools & Services - 0.4%
Fluidigm Corp. (A) (B) (C)	1,220	9,138

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 12.0%
EOG Resources, Inc.	379	$ 48,349
Exxon Mobil Corp.	374	31,798
Hess Corp.	710	50,822
Occidental Petroleum Corp.	1,673	137,470

		268,439

Pharmaceuticals - 7.3%
Merck & Co., Inc.	888	62,995
Pfizer, Inc.	2,290	100,920

		163,915

Semiconductors & Semiconductor Equipment - 4.4%
Intel Corp.	2,103	99,451

Specialty Retail - 1.2%
Lowe’s Cos., Inc.	229	26,294

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	208	46,954

Total Common Stocks (Cost $2,087,180)		2,134,313

Total Investments (Cost $2,087,180)		2,134,313
Net Other Assets (Liabilities) - 4.9%		110,442

Net Assets - 100.0%		$ 2,244,755

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Levin Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,134,313	$—	$—	$2,134,313

Total Investments	$2,134,313	$—	$—	$2,134,313

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted security. At September 30, 2018, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Fluidigm Corp.	11/29/2017-09/19/2018	$7,550	$9,138	0.4%

(C)	Illiquid security. At September 30, 2018, the value of such securities amounted to $9,138 or 0.4% of the Portfolio’s net assets.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 5.9%
International Equity Fund - 3.9%
Vanguard FTSE All-World ex-US ETF	79,955	$ 4,161,658

U.S. Fixed Income Fund - 2.0%
iShares 20+ Year Treasury Bond ETF	18,471	2,166,094

Total Exchange-Traded Funds (Cost $6,499,828)		6,327,752

INVESTMENT COMPANIES - 93.6%
International Equity Funds - 8.5%
Transamerica International Equity (A)	229,503	4,401,860
Transamerica International Growth (A)	510,360	4,424,819
Xtrackers MSCI EAFE Hedged Equity ETF	8,324	269,198

		9,095,877

International Fixed Income Fund - 7.8%
Transamerica Inflation Opportunities (A)	842,741	8,267,290

U.S. Equity Funds - 37.7%
Energy Select Sector SPDR Fund	14,605	1,106,183
Madison Investors Fund	329,594	8,137,672
Madison Large Cap Value Fund	108,689	1,680,337
Madison Mid Cap Fund	487,449	5,283,944
Transamerica Dividend Focused (A)	261,108	2,932,247
Transamerica JPMorgan Enhanced Index VP (A)	53,394	1,198,685
Transamerica Large Cap Value (A)	341,706	4,490,022
Transamerica Small/Mid Cap Value VP (A)	105,530	2,150,711
Transamerica WMC US Growth VP (A)	334,782	10,736,472
Vanguard Consumer Staples ETF	7,083	992,470
Vanguard Health Care ETF	8,636	1,558,021

		40,266,764

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 39.6%
Madison Core Bond Fund	1,508,545	$ 14,512,202
Transamerica Core Bond (A)	1,595,059	15,264,714
Transamerica Short-Term Bond (A)	1,269,326	12,553,638

		42,330,554

Total Investment Companies (Cost $98,076,313)		99,960,485

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.25% (B), dated 09/28/2018, to be repurchased at $528,602 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $540,087.	$ 528,547	528,547

Total Repurchase Agreement (Cost $528,547)		528,547

Total Investments (Cost $105,104,688)		106,816,784
Net Other Assets (Liabilities) - 0.0% (C)		17,198

Net Assets - 100.0%		$ 106,833,982

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$6,327,752	$—	$—	$6,327,752
Investment Companies	99,960,485	—	—	99,960,485
Repurchase Agreement	—	528,547	—	528,547

Total Investments	$106,288,237	$528,547	$—	$106,816,784

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated Investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income (E)	Net Capital Gain Distributions
Transamerica Bond	$1,110,518	$2,955	$(1,098,577)	$(4,351)	$(10,545)	$—	—	$2,955	$—
Transamerica Core Bond	19,000,400	2,048,075	(5,171,212)	(111,023)	(501,526)	15,264,714	1,595,059	348,075	—
Transamerica Dividend Focused	6,472,060	2,426,344	(5,902,239)	34,236	(98,154)	2,932,247	261,108	57,527	—
Transamerica Inflation Opportunities	1,958,482	8,345,393	(1,799,644)	(25,975)	(210,966)	8,267,290	842,741	150,331	—
Transamerica International Equity	5,227,735	1,700,000	(2,481,856)	162,103	(206,122)	4,401,860	229,503	—	—
Transamerica International Growth	2,347,190	2,820,000	(676,182)	(1,231)	(64,958)	4,424,819	510,360	—	—
Transamerica JPMorgan Enhanced Index VP	1,149,187	2,056,876	(2,005,544)	89,320	(91,154)	1,198,685	53,394	3,149	3,727
Transamerica Large Cap Value	2,482,923	3,641,556	(1,815,475)	(133,040)	314,058	4,490,022	341,706	41,556	—
Transamerica Mid Cap Value Opportunities	282,971	425,382	(739,368)	31,411	(396)	—	—	—	—
Transamerica Short-Term Bond	8,368,084	4,291,594	—	(443)	(105,597)	12,553,638	1,269,326	211,245	—
Transamerica Small/Mid Cap Value VP	6,697,023	5,241,589	(9,666,754)	603,065	(724,212)	2,150,711	105,530	340,635	390,713
Transamerica WMC US Growth VP	6,932,274	4,789,798	(1,734,483)	341,341	407,542	10,736,472	334,782	171,674	643,124

Total	$62,028,847	$37,789,562	$(33,091,334)	$985,413	$(1,292,030)	$66,420,458	5,543,509	$1,327,147	$1,037,564

(B)	Rate disclosed reflects the yield at September 30, 2018.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Does not reflect certain tax adjustments.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 5.2%
International Equity Fund - 2.7%
Vanguard FTSE All-World ex-US ETF	35,062	$ 1,824,977

U.S. Fixed Income Fund - 2.5%
iShares 20+ Year Treasury Bond ETF	13,921	1,632,516

Total Exchange-Traded Funds (Cost $3,575,349)		3,457,493

INVESTMENT COMPANIES - 94.5%
International Equity Funds - 4.1%
Transamerica International Equity (A)	70,162	1,345,705
Transamerica International Growth (A)	152,626	1,323,265
Xtrackers MSCI EAFE Hedged Equity ETF	2,122	68,625

		2,737,595

International Fixed Income Fund - 11.2%
Transamerica Inflation Opportunities (A)	755,669	7,413,110

U.S. Equity Funds - 22.8%
Energy Select Sector SPDR Fund	6,567	497,385
Madison Investors Fund	165,552	4,087,474
Madison Large Cap Value Fund	22,349	345,508
Madison Mid Cap Fund	193,949	2,102,409
Transamerica Dividend Focused (A)	50,675	569,080
Transamerica Large Cap Value (A)	134,190	1,763,250
Transamerica Small/Mid Cap Value VP (A)	32,429	660,900
Transamerica WMC US Growth VP (A)	122,475	3,927,788
Vanguard Consumer Staples ETF	3,621	507,375
Vanguard Health Care ETF	3,866	697,465

		15,158,634

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 56.4%
Madison Core Bond Fund	1,280,605	$ 12,319,419
Transamerica Core Bond (A)	1,339,689	12,820,825
Transamerica Short-Term Bond (A)	1,248,246	12,345,157

		37,485,401

Total Investment Companies (Cost $63,013,539)		62,794,740

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.25% (B), dated 09/28/2018, to be repurchased at $226,472 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $235,038.	$ 226,448	226,448

Total Repurchase Agreement (Cost $226,448)		226,448

Total Investments (Cost $66,815,336)		66,478,681
Net Other Assets (Liabilities) - 0.0% (C)		7,711

Net Assets - 100.0%		$ 66,486,392

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$3,457,493	$—	$—	$3,457,493
Investment Companies	62,794,740	—	—	62,794,740
Repurchase Agreement	—	226,448	—	226,448

Total Investments	$66,252,233	$226,448	$—	$66,478,681

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated Investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income (E)	Net Capital Gain Distributions
Transamerica Bond	$3,300,566	$3,810	$(3,266,517)	$(73,962)	$36,103	$—	—	$3,810	$—
Transamerica Core Bond	14,787,249	2,135,778	(3,613,401)	(71,626)	(417,175)	12,820,825	1,339,689	282,366	—
Transamerica Dividend Focused	2,902,105	567,043	(2,899,436)	21,506	(22,138)	569,080	50,675	17,043	—
Transamerica Inflation Opportunities	3,212,229	6,247,605	(1,826,092)	(30,071)	(190,561)	7,413,110	755,669	147,604	—
Transamerica International Equity	1,660,309	335,000	(634,498)	48,160	(63,266)	1,345,705	70,162	—	—
Transamerica International Growth	1,122,513	665,000	(452,562)	10,858	(22,544)	1,323,265	152,626	—	—
Transamerica Large Cap Value	481,529	2,207,202	(982,274)	(36,709)	93,502	1,763,250	134,190	17,392	—
Transamerica Mid Cap Value Opportunities	69,577	—	(72,026)	2,558	(109)	—	—	—	—
Transamerica Short-Term Bond	9,591,516	3,216,323	(350,000)	292	(112,974)	12,345,157	1,248,246	216,393	—
Transamerica Small/Mid Cap Value VP	2,234,616	2,170,423	(3,761,523)	239,186	(221,802)	660,900	32,429	102,665	117,758
Transamerica WMC US Growth VP	2,430,225	2,502,681	(1,269,807)	216,234	48,455	3,927,788	122,475	58,251	218,221

Total	$41,792,434	$20,050,865	$(19,128,136)	$326,426	$(872,509)	$42,169,080	3,906,161	$845,524	$335,979

(B)	Rate disclosed reflects the yield at September 30, 2018.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Does not reflect certain tax adjustments.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 42.5%
Aerospace & Defense - 1.2%
United Technologies Corp.	12,000	$ 1,677,720

Air Freight & Logistics - 1.2%
United Parcel Service, Inc., Class B	14,000	1,634,500

Banks - 3.1%
BB&T Corp.	16,200	786,348
US Bancorp	34,500	1,821,945
Wells Fargo & Co.	33,800	1,776,528

		4,384,821

Beverages - 2.1%
Diageo PLC, ADR	9,400	1,331,698
PepsiCo, Inc.	14,000	1,565,200

		2,896,898

Biotechnology - 0.8%
Amgen, Inc.	5,500	1,140,095

Capital Markets - 1.6%
CME Group, Inc.	8,900	1,514,869
Northern Trust Corp.	7,400	755,762

		2,270,631

Chemicals - 1.5%
Praxair, Inc.	13,000	2,089,490

Communications Equipment - 1.6%
Cisco Systems, Inc.	45,400	2,208,710

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	34,900	1,863,311

Electric Utilities - 0.8%
NextEra Energy, Inc.	7,000	1,173,200

Electrical Equipment - 1.0%
Emerson Electric Co.	17,200	1,317,176

Energy Equipment & Services - 1.1%
Schlumberger, Ltd.	24,000	1,462,080

Food Products - 1.4%
J.M. Smucker, Co.	5,200	533,572
Nestle SA, ADR	17,500	1,456,000

		1,989,572

Health Care Equipment & Supplies - 1.8%
Medtronic PLC	25,700	2,528,109

Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	5,100	853,179
Starbucks Corp.	23,000	1,307,320

		2,160,499

Household Products - 0.8%
Procter & Gamble Co.	13,400	1,115,282

Industrial Conglomerates - 0.5%
3M Co.	3,000	632,130

	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.4%
Chubb, Ltd.	5,500	$ 735,020
Travelers Cos., Inc.	9,100	1,180,361

		1,915,381

IT Services - 1.1%
Accenture PLC, Class A	4,800	816,960
Automatic Data Processing, Inc.	5,100	768,366

		1,585,326

Media - 0.4%
Comcast Corp., Class A	17,000	601,970

Multi-Utilities - 0.7%
Dominion Energy, Inc.	13,500	948,780

Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	14,400	1,760,832
Exxon Mobil Corp.	29,400	2,499,588

		4,260,420

Pharmaceuticals - 5.6%
Johnson & Johnson	16,900	2,335,073
Merck & Co., Inc.	28,500	2,021,790
Novartis AG, ADR	15,900	1,369,944
Pfizer, Inc.	46,500	2,049,255

		7,776,062

Road & Rail - 0.8%
Union Pacific Corp.	6,900	1,123,527

Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	8,200	758,172
Texas Instruments, Inc.	6,000	643,740

		1,401,912

Software - 1.5%
Microsoft Corp.	18,700	2,138,719

Specialty Retail - 2.4%
Home Depot, Inc.	7,700	1,595,055
TJX Cos., Inc.	16,000	1,792,320

		3,387,375

Trading Companies & Distributors - 1.1%
Fastenal Co.	27,500	1,595,550

Total Common Stocks (Cost $46,071,123)		59,279,246

	Principal	Value
ASSET-BACKED SECURITIES - 3.3%
American Express Credit Account Master Trust
Series 2017-1, Class B,
2.10%, 09/15/2022	$ 500,000	493,554
BMW Floorplan Master Owner Trust
Series 2018-1, Class A2,
1-Month LIBOR + 0.32%, 2.48% (A), 05/15/2023 (B)	175,000	175,226
CarMax Auto Owner Trust
Series 2017-1, Class A2,
1.54%, 02/18/2020	16,810	16,800

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2018-3, Class A3,
3.13%, 06/15/2023	$ 200,000	$ 199,997
Chase Issuance Trust
Series 2017-A1, Class A,
1-Month LIBOR + 0.30%, 2.46% (A), 01/15/2022	300,000	300,894
Chesapeake Funding II LLC
Series 2017-4A, Class A1,
2.12%, 11/15/2029 (B)	451,754	446,357
Series 2018-1A, Class A1,
3.04%, 04/15/2030 (B)	250,000	249,373
Series 2018-2A, Class A1,
3.23%, 08/15/2030 (B)	150,000	149,868
Dell Equipment Finance Trust
Series 2017-2, Class A2A,
1.97%, 02/24/2020 (B)	216,157	215,431
Enterprise Fleet Financing LLC
Series 2015-2, Class A3,
2.09%, 02/22/2021 (B)	170,260	169,793
Series 2017-3, Class A2,
2.13%, 05/22/2023 (B)	486,709	482,406
John Deere Owner Trust
Series 2018-B, Class A3,
3.08%, 11/15/2022	200,000	199,666
Nissan Auto Receivables Owner Trust
Series 2015-C, Class A3,
1.37%, 05/15/2020	292,492	291,468
Santander Drive Auto Receivables Trust
Series 2014-5, Class C,
2.46%, 06/15/2020	46,213	46,226
Synchrony Credit Card Master Note Trust
Series 2017-1, Class B,
2.19%, 06/15/2023	500,000	490,749
Verizon Owner Trust
Series 2017-1A, Class A,
2.06%, 09/20/2021 (B)	750,000	743,192

Total Asset-Backed Securities (Cost $4,674,266)		4,671,000

CORPORATE DEBT SECURITIES - 20.6%
Aerospace & Defense - 0.2%
Northrop Grumman Corp.
2.93%, 01/15/2025	250,000	237,490

Banks - 3.5%
Bank of America Corp.
Fixed until 07/21/2022, 2.82% (A), 07/21/2023, MTN	500,000	483,289
Fixed until 10/01/2024, 3.09% (A), 10/01/2025, MTN	300,000	285,786
Bank of Montreal
1.90%, 08/27/2021, MTN	250,000	240,118
Citigroup, Inc.
Fixed until 04/23/2028, 4.08% (A), 04/23/2029	400,000	392,598
Fifth Third Bancorp
2.30%, 03/01/2019	300,000	299,567
Fifth Third Bank
3.35%, 07/26/2021	250,000	249,289
Huntington National Bank
3.55%, 10/06/2023	500,000	494,442
JPMorgan Chase & Co.
2.97%, 01/15/2023	250,000	243,491
3.13%, 01/23/2025	400,000	383,708

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
KeyCorp
5.10%, 03/24/2021, MTN	$ 750,000	$ 780,218
PNC Bank NA
2.45%, 07/28/2022	250,000	240,627
Regions Financial Corp.
2.75%, 08/14/2022	300,000	289,296
3.20%, 02/08/2021	250,000	248,835
ZB NA
3.50%, 08/27/2021	250,000	248,556

		4,879,820

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.
4.90%, 02/01/2046	225,000	227,547

Biotechnology - 0.2%
AbbVie, Inc.
3.75%, 11/14/2023	225,000	224,125

Capital Markets - 1.6%
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	500,000	469,481
Cboe Global Markets, Inc.
3.65%, 01/12/2027	300,000	287,369
Goldman Sachs Group, Inc.
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	500,000	477,751
Intercontinental Exchange, Inc.
2.35%, 09/15/2022	300,000	287,612
Morgan Stanley
3.88%, 01/27/2026, MTN	250,000	245,741
4.30%, 01/27/2045	250,000	240,859
Nasdaq, Inc.
3.85%, 06/30/2026	200,000	192,960

		2,201,773

Consumer Finance - 1.2%
American Express Co.
2.50%, 08/01/2022	500,000	479,307
Capital One Financial Corp.
2.45%, 04/24/2019	200,000	199,691
3.30%, 10/30/2024	500,000	476,003
Ford Motor Credit Co. LLC
2.94%, 01/08/2019, MTN	250,000	250,247
General Motors Financial Co., Inc.
3.20%, 07/06/2021	50,000	49,375
Synchrony Financial
3.70%, 08/04/2026	250,000	225,801

		1,680,424

Containers & Packaging - 0.3%
WestRock Co.
3.75%, 03/15/2025 (B)	500,000	491,367

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	100,000	96,477

Diversified Telecommunication Services - 1.1%
AT&T, Inc.
3.00%, 02/15/2022	400,000	391,773
4.75%, 05/15/2046	75,000	68,523

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
4.33%, 09/21/2028 (B)	$ 728,000	$ 731,898
4.40%, 11/01/2034	300,000	292,555

		1,484,749

Electric Utilities - 0.1%
Duke Energy Corp.
3.75%, 09/01/2046	250,000	219,689

Electrical Equipment - 0.1%
Emerson Electric Co.
5.00%, 04/15/2019	175,000	177,125

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (B)	300,000	299,938

Equity Real Estate Investment Trusts - 1.3%
Boston Properties, LP
2.75%, 10/01/2026	500,000	452,578
Brixmor Operating Partnership, LP
3.65%, 06/15/2024	250,000	240,299
Simon Property Group, LP
3.38%, 03/15/2022	750,000	746,930
STORE Capital Corp.
4.50%, 03/15/2028	200,000	195,179
Welltower, Inc.
4.50%, 01/15/2024	200,000	203,366

		1,838,352

Food & Staples Retailing - 0.4%
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	250,000	237,237
4.50%, 11/18/2034	300,000	295,357

		532,594

Food Products - 0.2%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	250,000	226,222
Tyson Foods, Inc.
3.55%, 06/02/2027	75,000	70,761

		296,983

Health Care Providers & Services - 1.3%
CVS Health Corp.
4.30%, 03/25/2028	250,000	248,040
5.13%, 07/20/2045	250,000	257,009
Halfmoon Parent, Inc.
4.38%, 10/15/2028 (B)	150,000	149,563
4.90%, 12/15/2048 (B)	100,000	99,278
Humana, Inc.
2.50%, 12/15/2020	250,000	245,391
Laboratory Corp. of America Holdings
3.60%, 09/01/2027	300,000	286,941
UnitedHealth Group, Inc.
2.88%, 03/15/2023	500,000	487,527

		1,773,749

Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc.
3.13%, 06/15/2026	250,000	233,250
McDonald’s Corp.
4.88%, 12/09/2045, MTN	250,000	261,446

		494,696

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.50%, 12/01/2024	$ 200,000	$ 191,572

Insurance - 0.6%
Aflac, Inc.
3.63%, 11/15/2024	300,000	298,808
American International Group, Inc.
4.75%, 04/01/2048	300,000	294,919
Marsh & McLennan Cos., Inc.
2.55%, 10/15/2018, MTN	225,000	224,998

		818,725

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024	300,000	289,447

IT Services - 0.6%
Fidelity National Information Services, Inc.
3.00%, 08/15/2026	250,000	231,008
4.75%, 05/15/2048	300,000	297,527
Fiserv, Inc.
3.80%, 10/01/2023	250,000	249,938

		778,473

Media - 1.1%
Comcast Corp.
5.15%, 03/01/2020	475,000	488,362
Discovery Communications LLC
5.00%, 09/20/2037	250,000	243,770
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.60%, 04/15/2026	300,000	284,930
Warner Media LLC
4.75%, 03/29/2021	500,000	515,103

		1,532,165

Oil, Gas & Consumable Fuels - 2.5%
Andeavor
3.80%, 04/01/2028	300,000	285,277
BP Capital Markets PLC
3.12%, 05/04/2026	200,000	190,709
ConocoPhillips Co.
4.15%, 11/15/2034	129,000	127,298
Enterprise Products Operating LLC
3.75%, 02/15/2025	500,000	499,155
5.20%, 09/01/2020	300,000	310,791
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	228,089
Kinder Morgan, Inc.
5.55%, 06/01/2045	450,000	475,633
Marathon Oil Corp.
2.70%, 06/01/2020	250,000	246,764
Phillips 66
4.65%, 11/15/2034	400,000	405,670
Valero Energy Corp.
6.63%, 06/15/2037	250,000	302,250
Valero Energy Partners, LP
4.50%, 03/15/2028	400,000	392,919

		3,464,555

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.5%
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	$ 200,000	$ 197,862
Zoetis, Inc.
3.00%, 09/12/2027	500,000	464,804

		662,666

Road & Rail - 0.3%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	398,778

Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.
5.30%, 12/15/2045	175,000	186,975
Intel Corp.
3.30%, 10/01/2021	925,000	929,882
3.73%, 12/08/2047	400,000	372,754

		1,489,611

Software - 0.8%
Citrix Systems, Inc.
4.50%, 12/01/2027	70,000	67,456
Oracle Corp.
4.00%, 07/15/2046	325,000	309,727
salesforce.com, Inc.
3.25%, 04/11/2023	500,000	496,382
3.70%, 04/11/2028	300,000	297,433

		1,170,998

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC / EMC Corp.
8.35%, 07/15/2046 (B)	75,000	93,357
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045	175,000	179,835

		273,192

Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.63%, 04/01/2027	200,000	184,690
3.75%, 02/01/2022	300,000	300,555

		485,245

Total Corporate Debt Securities (Cost $29,193,593)		28,712,325

MORTGAGE-BACKED SECURITIES - 0.7%
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class A2,
2.85%, 07/10/2047	405,962	405,375
Federal Home Loan Mortgage Corp.
Series K006, Class A1,
3.40%, 07/25/2019	173,347	173,704
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A2,
2.86%, 03/15/2047	461,956	461,647

Total Mortgage-Backed Securities (Cost $1,042,526)		1,040,726

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 2.6%
California - 0.8%
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds,
6.17%, 07/01/2040	$ 250,000	$ 261,503
Palomar Community College District, General Obligation Unlimited,
Series B1,
7.19%, 08/01/2045	425,000	455,052
Rancho Water District Financing Authority, Revenue Bonds,
Series A,
6.34%, 08/01/2040	350,000	370,009

		1,086,564

Florida - 0.4%
County of Pasco Water & Sewer Revenue, Revenue Bonds,
Series B,
6.76%, 10/01/2039	500,000	517,575

Massachusetts - 0.4%
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	500,000	510,750

New York - 0.7%
Metropolitan Transportation Authority, Revenue Bonds,
6.55%, 11/15/2031	340,000	412,913
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
6.27%, 08/01/2039	500,000	511,735

		924,648

Oregon - 0.1%
Washington County School District No. 1, General Obligation Limited,
4.36%, 06/30/2034	200,000	209,044
Texas - 0.2%
Northside Independent School District, General Obligation Unlimited,
Series B,
5.74%, 08/15/2035	325,000	332,771

Total Municipal Government Obligations (Cost $3,873,203)		3,581,352

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.8%
Federal Farm Credit Banks
3.47%, 05/07/2024	275,000	272,409
Federal Home Loan Mortgage Corp.
2.85% (A), 06/28/2023, MTN	500,000	497,929
2.98%, 11/25/2025	350,000	341,668
3.00%, 09/01/2042 - 10/01/2046	1,602,440	1,542,377
3.50%, 11/01/2040 - 11/01/2047	1,646,638	1,628,103
4.00%, 04/01/2033 - 03/01/2047	1,096,337	1,117,127
4.50%, 02/01/2025 - 09/01/2041	278,414	289,405
5.00%, 10/01/2039	151,257	160,584
5.50%, 01/01/2037	55,805	60,308

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	$ 500,000	$ 472,216
3.12%, 06/25/2027	500,000	484,365
Federal Home Loan Mortgage Corp. REMIC
5.00%, 07/15/2036	204,862	217,351
Federal National Mortgage Association
2.48% (A), 03/25/2023	324,466	312,577
3.00%, 09/01/2030 - 03/01/2043	1,564,551	1,526,886
3.50%, 12/01/2031 - 12/01/2045	2,121,616	2,108,088
4.00%, 02/01/2035 - 12/01/2046	1,516,277	1,542,218
4.50%, 03/01/2039 - 07/01/2041	130,966	136,265
5.00%, 07/01/2035	5,615	5,961
Federal National Mortgage Association REMIC
2.50%, 04/25/2040	109,720	107,862
3.50%, 04/25/2031	400,000	400,766
FREMF Mortgage Trust
Series 2015-K721, Class B,
3.68% (A), 11/25/2047 (B)	250,000	245,119
Government National Mortgage Association
3.50%, 12/15/2042	112,298	112,174
4.00%, 12/15/2039	12,912	13,137
4.50%, 08/15/2040	9,602	10,019

Total U.S. Government Agency Obligations (Cost $14,158,004)		13,604,914

U.S. GOVERNMENT OBLIGATIONS - 16.5%
U.S. Treasury - 16.5%
U.S. Treasury Bond
2.50%, 02/15/2045	1,100,000	963,402
2.75%, 08/15/2042 - 11/15/2042	1,550,000	1,434,916

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
3.00%, 05/15/2047 - 02/15/2048	$ 1,200,000	$ 1,155,602
3.75%, 08/15/2041	250,000	272,842
4.38%, 05/15/2041	400,000	476,797
U.S. Treasury Note
1.50%, 08/15/2026	2,000,000	1,785,781
1.63%, 08/15/2022	2,725,000	2,595,456
2.00%, 07/31/2020 - 08/15/2025	8,250,000	7,955,840
2.13%, 03/31/2024	2,000,000	1,914,531
2.38%, 05/15/2027	500,000	474,707
2.63%, 11/15/2020	1,500,000	1,493,086
2.88%, 05/15/2028	500,000	492,461
3.13%, 05/15/2021	2,000,000	2,012,656

Total U.S. Government Obligations (Cost $23,676,565)		23,028,077

REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp., 1.25% (C), dated 09/28/2018, to be repurchased at $5,115,390 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $5,220,840.	5,114,857	5,114,857

Total Repurchase Agreement (Cost $5,114,857)		5,114,857

Total Investments (Cost $127,804,137)		139,032,497
Net Other Assets (Liabilities) - 0.3%		455,160

Net Assets - 100.0%		$ 139,487,657

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$59,279,246	$—	$—	$59,279,246
Asset-Backed Securities	—	4,671,000	—	4,671,000
Corporate Debt Securities	—	28,712,325	—	28,712,325
Mortgage-Backed Securities	—	1,040,726	—	1,040,726
Municipal Government Obligations	—	3,581,352	—	3,581,352
U.S. Government Agency Obligations	—	13,604,914	—	13,604,914
U.S. Government Obligations	—	23,028,077	—	23,028,077
Repurchase Agreement	—	5,114,857	—	5,114,857

Total Investments	$59,279,246	$79,753,251	$—	$139,032,497

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $4,742,166, representing 3.4% of the Portfolio’s net assets.
(C)	Rate disclosed reflects the yield at September 30, 2018.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2018 Form N-Q

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 16.7%
DeltaShares® S&P International Managed Risk ETF (A) (B)	2,433,049	$ 124,230,022
Vanguard FTSE Developed Markets ETF (A)	17,727,821	767,082,815
Vanguard FTSE Emerging Markets ETF	4,070,003	166,870,123

		1,058,182,960

U.S. Equity Funds - 36.2%
DeltaShares® S&P 400 Managed Risk ETF (A) (B)	1,035,383	58,006,194
DeltaShares® S&P 500 Managed Risk ETF (A) (B)	3,776,403	218,035,914
DeltaShares® S&P 600 Managed Risk ETF (B)	336,845	19,977,974
iShares Core S&P Total US Stock Market ETF (A)	7,685,908	512,112,050
Schwab U.S. Broad Market ETF (A)	7,288,483	513,036,318
Vanguard Total Stock Market ETF (A)	6,447,862	964,922,548

		2,286,090,998

U.S. Fixed Income Funds - 46.4%
iShares Core U.S. Aggregate Bond ETF	12,280,691	1,295,858,515
Vanguard Total Bond Market ETF	20,765,140	1,634,216,518

		2,930,075,033

Total Exchange-Traded Funds (Cost $5,827,916,883)		6,274,348,991

	Shares	Value
OTHER INVESTMENT COMPANY - 6.9%
Securities Lending Collateral - 6.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (C)	432,916,803	$ 432,916,803

Total Other Investment Company (Cost $432,916,803)		432,916,803

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.25% (C), dated 09/28/2018, to be repurchased at $39,910,973 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 01/31/2024, and with a value of $40,708,189.	$ 39,906,816	39,906,816

Total Repurchase Agreement (Cost $39,906,816)		39,906,816

Total Investments (Cost $6,300,740,502)		6,747,172,610
Net Other Assets (Liabilities) - (6.8)%		(428,355,604)

Net Assets - 100.0%		$ 6,318,817,006

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$6,274,348,991	$—	$—	$6,274,348,991
Other Investment Company	432,916,803	—	—	432,916,803
Repurchase Agreement	—	39,906,816	—	39,906,816

Total Investments	$6,707,265,794	$39,906,816	$—	$6,747,172,610

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $423,397,348. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Affiliated Investment in the shares of DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$69,560,103	$1,286,923	$(15,254,429)	$1,440,870	$972,727	$58,006,194	1,035,383	$492,210	$—
DeltaShares® S&P 500 Managed Risk ETF	221,747,226	19,286,406	(38,905,134)	4,697,284	11,210,132	218,035,914	3,776,403	2,465,278	—
DeltaShares® S&P 600 Managed Risk ETF	30,397,024	—	(12,410,215)	1,346,636	644,529	19,977,974	336,845	150,942	—
DeltaShares® S&P International Managed Risk ETF	131,296,882	13,156,054	(16,140,753)	1,517,713	(5,599,874)	124,230,022	2,433,049	2,931,054	—

Total	$453,001,235	$33,729,383	$(82,710,531)	$9,002,503	$7,227,514	$420,250,104	7,581,680	$6,039,484	$—

(C)	Rates disclosed reflect the yields at September 30, 2018.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 10.3%
DeltaShares® S&P International Managed Risk ETF (A)	188,870	$ 9,643,589
Vanguard FTSE Developed Markets ETF	1,402,856	60,701,579
Vanguard FTSE Emerging Markets ETF	311,162	12,757,642

		83,102,810

U.S. Equity Funds - 27.1%
DeltaShares® S&P 400 Managed Risk ETF (A)	95,966	5,376,390
DeltaShares® S&P 500 Managed Risk ETF (A)	371,945	21,474,765
DeltaShares® S&P 600 Managed Risk ETF (A)	31,007	1,838,997
iShares Core S&P Total US Stock Market ETF	798,000	53,170,740
Schwab U.S. Broad Market ETF	757,278	53,304,799
Vanguard Total Stock Market ETF	563,106	84,268,813

		219,434,504

U.S. Fixed Income Funds - 62.0%
iShares Core U.S. Aggregate Bond ETF	1,559,996	164,610,778
Schwab U.S. Aggregate Bond ETF (B)	2,953,602	148,418,500
Vanguard Total Bond Market ETF	2,409,394	189,619,308

		502,648,586

Total Exchange-Traded Funds (Cost $785,263,734)		805,185,900

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (D)	10,300	$ 10,300

Total Other Investment Company (Cost $10,300)		10,300

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.25% (D), dated 09/28/2018, to be repurchased at $4,342,897 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $4,432,622.	$ 4,342,445	4,342,445

Total Repurchase Agreement (Cost $4,342,445)		4,342,445

Total Investments (Cost $789,616,479)		809,538,645
Net Other Assets (Liabilities) - 0.1%		961,612

Net Assets - 100.0%		$ 810,500,257

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$805,185,900	$—	$—	$805,185,900
Other Investment Company	10,300	—	—	10,300
Repurchase Agreement	—	4,342,445	—	4,342,445

Total Investments	$805,196,200	$4,342,445	$—	$809,538,645

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated Investment in the shares of DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$6,671,637	$—	$(1,475,027)	$102,421	$77,359	$5,376,390	95,966	$45,583	$—
DeltaShares® S&P 500 Managed Risk ETF	21,515,213	1,857,090	(3,248,707)	218,294	1,132,875	21,474,765	371,945	234,031	—
DeltaShares® S&P 600 Managed Risk ETF	2,984,446	—	(1,311,985)	124,947	41,589	1,838,997	31,007	14,113	—
DeltaShares® S&P International Managed Risk ETF	10,935,793	157,165	(1,035,416)	40,048	(454,001)	9,643,589	188,870	233,833	—

Total	$42,107,089	$2,014,255	$(7,071,135)	$485,710	$797,822	$38,333,741	687,788	$527,560	$—

(B)	All or a portion of the security is on loan. The value of the security on loan is $10,050. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at September 30, 2018.
(E)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 23.2%
DeltaShares® S&P International Managed Risk ETF (A)	1,736,978	$ 88,689,055
Vanguard FTSE Developed Markets ETF	12,310,872	532,691,431
Vanguard FTSE Emerging Markets ETF	2,717,279	111,408,439

		732,788,925

U.S. Equity Funds - 56.6%
DeltaShares® S&P 400 Managed Risk ETF (A)	798,838	44,754,020
DeltaShares® S&P 500 Managed Risk ETF (A)	3,088,608	178,325,107
DeltaShares® S&P 600 Managed Risk ETF (A)	254,763	15,109,765
iShares Core S&P Total US Stock Market ETF	5,497,786	366,317,481
Schwab U.S. Broad Market ETF	5,203,249	366,256,697
Vanguard Total Stock Market ETF	5,430,808	812,720,417

		1,783,483,487

U.S. Fixed Income Funds - 19.5%
iShares Core U.S. Aggregate Bond ETF	2,905,654	306,604,610
Vanguard Total Bond Market ETF	3,898,249	306,792,196

		613,396,806

Total Exchange-Traded Funds (Cost $2,888,867,472)		3,129,669,218

Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 1.25% (B), dated 09/28/2018, to be repurchased at $18,030,611 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 01/31/2024, and with a value of $18,391,525.

$ 18,028,733	$ 18,028,733

Total Repurchase Agreement (Cost $18,028,733)	18,028,733

Total Investments (Cost $2,906,896,205)	3,147,697,951
Net Other Assets (Liabilities) - 0.1%	4,026,079

Net Assets - 100.0%	$ 3,151,724,030

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$3,129,669,218	$—	$—	$3,129,669,218
Repurchase Agreement	—	18,028,733	—	18,028,733

Total Investments	$3,129,669,218	$18,028,733	$—	$3,147,697,951

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated Investment in the shares of DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$54,248,162	$—	$(11,036,718)	$788,492	$754,084	$44,754,020	798,838	$382,054	$—
DeltaShares® S&P 500 Managed Risk ETF	174,175,888	10,611,940	(17,722,993)	1,244,922	10,015,350	178,325,107	3,088,608	1,955,436	—
DeltaShares® S&P 600 Managed Risk ETF	23,764,939	—	(10,072,174)	1,003,308	413,692	15,109,765	254,763	117,184	—
DeltaShares® S&P International Managed Risk ETF	99,203,735	3,321,716	(10,186,628)	486,796	(4,136,564)	88,689,055	1,736,978	2,126,543	—

Total	$351,392,724	$13,933,656	$(49,018,513)	$3,523,518	$7,046,562	$326,877,947	5,879,187	$4,581,217	$—

(B)	Rate disclosed reflects the yield at September 30, 2018.
(C)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.7%
Federal Home Loan Banks
1.88%, 11/29/2021	$ 30,000,000	$ 29,061,990
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	12,000,000	11,834,652
2.38%, 01/13/2022	25,000,000	24,568,125
Federal National Mortgage Association
2.00%, 01/05/2022	43,000,000	41,758,676
6.25%, 05/15/2029	4,500,000	5,674,469

Total U.S. Government Agency Obligations (Cost $115,678,940)		112,897,912

U.S. GOVERNMENT OBLIGATIONS - 51.8%
U.S. Treasury - 51.8%
U.S. Treasury Bond, Principal Only STRIPS
05/15/2023 - 08/15/2034	290,000,000	236,645,916

Total U.S. Government Obligations (Cost $245,603,518)		236,645,916

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.3%
U.S. Treasury Bill
2.14% (A), 12/20/2018 (B)	1,100,000	1,094,796

Total Short-Term U.S. Government Obligation (Cost $1,094,740)		1,094,796

Principal	Value
REPURCHASE AGREEMENT - 6.0%

Fixed Income Clearing Corp., 1.25% (A), dated 09/28/2018, to be repurchased at $27,477,070 on 10/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 10/31/2023, and with a value of $28,027,652.

$ 27,474,208	$ 27,474,208

Total Repurchase Agreement (Cost $27,474,208)	27,474,208

Total Investments Excluding Purchased Options (Cost $389,851,406)	378,112,832
Total Purchased Options - 16.9% (Cost $72,317,058)	77,265,058

Total Investments (Cost $462,168,464)	455,377,890
Net Other Assets (Liabilities) - 0.3%	1,302,348

Net Assets - 100.0%	$ 456,680,238

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Number of Contracts	Premiums Paid	Value
Call - S&P 500® - Flexible Exchange Option	GSC	USD 2,850.00	07/20/2023	USD 203,978,600	700	$35,921,229	$38,373,844
Call - S&P 500® - Flexible Exchange Option	GSC	USD 2,900.00	01/22/2024	USD 203,978,600	700	36,395,829	38,891,214

Total						$72,317,058	$77,265,058

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	161	12/21/2018	$23,314,783	$23,497,950	$183,167	$—

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$112,897,912	$—	$112,897,912
U.S. Government Obligations	—	236,645,916	—	236,645,916
Short-Term U.S. Government Obligation	—	1,094,796	—	1,094,796
Repurchase Agreement	—	27,474,208	—	27,474,208
Over-the-Counter Options Purchased	—	77,265,058	—	77,265,058

Total Investments	$—	$455,377,890	$—	$455,377,890

Other Financial Instruments
Futures Contracts (D)	$183,167	$—	$—	$183,167

Total Other Financial Instruments	$183,167	$—	$—	$183,167

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at September 30, 2018.
(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $1,094,796.
(C)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATION:

GSC	Goldman Sachs & Co.

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (A)	31,285	$ 2,738,063
Bluebird Bio, Inc. (A)	4,599	671,454
Editas Medicine, Inc. (A) (B)	27,817	885,137
Intellia Therapeutics, Inc. (A) (B)	37,199	1,064,635
Intrexon Corp. (A) (B)	60,275	1,037,936

		6,397,225

Construction Materials - 2.3%
Martin Marietta Materials, Inc.	29,115	5,297,474
Vulcan Materials Co.	51,697	5,748,707

		11,046,181

Entertainment - 9.5%
Activision Blizzard, Inc.	275,598	22,926,998
Netflix, Inc. (A)	12,771	4,778,014
Spotify Technology SA (A)	95,833	17,329,481

		45,034,493

Health Care Equipment & Supplies - 8.5%
DexCom, Inc. (A)	116,966	16,730,817
Intuitive Surgical, Inc. (A)	41,127	23,606,898

		40,337,715

Health Care Technology - 9.5%
athenahealth, Inc. (A)	99,043	13,232,145
Veeva Systems, Inc., Class A (A)	293,670	31,971,853

		45,203,998

Hotels, Restaurants & Leisure - 4.4%
Starbucks Corp.	369,164	20,983,282

Interactive Media & Services - 14.9%
Alphabet, Inc., Class C (A)	15,812	18,871,148
Facebook, Inc., Class A (A)	100,609	16,546,156
IAC/InterActiveCorp (A)	33,048	7,162,163
Tencent Holdings, Ltd.	83,800	3,459,753
Twitter, Inc. (A)	668,464	19,024,485
Zillow Group, Inc., Class C (A)	120,218	5,319,647

		70,383,352

Internet & Catalog Retail - 2.3%
Alibaba Group Holding, Ltd., ADR (A)	21,299	3,509,223
MercadoLibre, Inc.	21,341	7,265,970

		10,775,193

Internet & Direct Marketing Retail - 9.4%
Amazon.com, Inc. (A)	22,340	44,747,020

Life Sciences Tools & Services - 5.9%
Illumina, Inc. (A)	75,453	27,695,778

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 0.1%
Nektar Therapeutics (A)	9,489	$ 578,449

Road & Rail - 5.3%
Union Pacific Corp.	155,127	25,259,329

Semiconductors & Semiconductor Equipment - 1.0%
NVIDIA Corp.	16,485	4,632,615

Software - 16.7%
Autodesk, Inc. (A)	47,468	7,410,230
salesforce.com, Inc. (A)	164,961	26,233,748
ServiceNow, Inc. (A)	118,024	23,089,035
Workday, Inc., Class A (A)	154,683	22,580,624

		79,313,637

Textiles, Apparel & Luxury Goods - 4.3%
LVMH Moet Hennessy Louis Vuitton SE	56,977	20,150,256

Total Common Stocks (Cost $311,116,377)		452,538,523

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (C)	1,662,209	1,662,209

Total Other Investment Company (Cost $1,662,209)		1,662,209

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
Fixed Income Clearing Corp., 1.25% (C), dated 09/28/2018, to be repurchased at $21,869,308 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $22,308,125.	$ 21,867,030	21,867,030

Total Repurchase Agreement (Cost $21,867,030)		21,867,030

Total Investments Excluding Purchased Options (Cost $334,645,616)		476,067,762
Total Purchased Options - 0.1% (Cost $1,129,263)		433,689

Total Investments (Cost $335,774,879)		476,501,451
Net Other Assets (Liabilities) - (0.5)%		(2,563,819)

Net Assets - 100.0%		$ 473,937,632

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - USD vs. CNH (D)	RBS	USD	7.16	01/18/2019	USD	84,317,417	$365,938	$253,964
Call - USD vs. CNH (D)	RBS	USD	7.52	11/02/2018	USD	81,238,213	336,326	2,437
Call - USD vs. CNH (D)	RBS	USD	7.78	07/03/2019	USD	87,635,978	426,999	177,288

Total							$1,129,263	$433,689

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$428,928,514	$23,610,009	$—	$452,538,523
Other Investment Company	1,662,209	—	—	1,662,209
Repurchase Agreement	—	21,867,030	—	21,867,030
Over-the-Counter Foreign Exchange Options Purchased	—	433,689	—	433,689

Total Investments	$430,590,723	$45,910,728	$—	$476,501,451

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,617,885. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2018.
(D)	Illiquid security. At September 30, 2018, the value of such securities amounted to $433,689 or 0.1% of the Portfolio’s net assets.
(E)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 61.0%
Aerospace & Defense - 1.3%
Boeing Co.	9,630	$ 3,581,397
General Dynamics Corp.	33,630	6,884,733
Harris Corp.	4,960	839,282
Northrop Grumman Corp.	16,610	5,271,516
United Technologies Corp.	41,550	5,809,105

		22,386,033

Airlines - 0.4%
Delta Air Lines, Inc.	91,320	5,281,035
United Continental Holdings, Inc. (A)	10,710	953,833

		6,234,868

Auto Components - 0.3%
Aptiv PLC	17,120	1,436,368
Delphi Technologies PLC	30,008	941,051
Garrett Motion, Inc. (A)	1,900	35,150
Magna International, Inc.	51,300	2,694,789

		5,107,358

Automobiles - 0.1%
Ford Motor Co.	225,380	2,084,765

Banks - 3.1%
Bank of America Corp.	589,070	17,354,002
Citigroup, Inc.	159,140	11,416,704
Citizens Financial Group, Inc.	25,820	995,877
Huntington Bancshares, Inc.	47,200	704,224
KeyCorp	314,860	6,262,566
Regions Financial Corp.	58,200	1,067,970
SunTrust Banks, Inc.	84,070	5,615,035
Wells Fargo & Co.	226,920	11,926,915

		55,343,293

Beverages - 1.6%
Coca-Cola Co.	206,270	9,527,611
Constellation Brands, Inc., Class A	7,250	1,563,245
Molson Coors Brewing Co., Class B	80,080	4,924,920
PepsiCo, Inc.	103,000	11,515,400

		27,531,176

Biotechnology - 1.5%
AbbVie, Inc.	34,500	3,263,010
Alexion Pharmaceuticals, Inc. (A)	19,830	2,756,568
Amgen, Inc.	15,120	3,134,225
Biogen, Inc. (A)	14,760	5,214,856
Celgene Corp. (A)	33,850	3,029,237
Gilead Sciences, Inc.	75,220	5,807,736
Vertex Pharmaceuticals, Inc. (A)	20,560	3,962,734

		27,168,366

Building Products - 0.2%
Masco Corp.	101,650	3,720,390

Capital Markets - 2.1%
Bank of New York Mellon Corp.	29,660	1,512,363
Charles Schwab Corp.	92,560	4,549,324
CME Group, Inc.	6,170	1,050,196
Goldman Sachs Group, Inc.	17,280	3,874,867
Intercontinental Exchange, Inc.	53,290	3,990,888

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Morgan Stanley	204,050	$ 9,502,609
State Street Corp.	46,430	3,889,905
T. Rowe Price Group, Inc.	45,700	4,989,526
TD Ameritrade Holding Corp.	68,900	3,639,987

		36,999,665

Chemicals - 1.1%
Celanese Corp.	21,670	2,470,380
DowDuPont, Inc.	183,180	11,780,306
Eastman Chemical Co.	49,950	4,781,214

		19,031,900

Communications Equipment - 0.2%
Cisco Systems, Inc.	62,650	3,047,922
Motorola Solutions, Inc.	4,520	588,233

		3,636,155

Consumer Finance - 0.5%
American Express Co.	19,880	2,117,021
Capital One Financial Corp.	72,580	6,890,020

		9,007,041

Containers & Packaging - 0.3%
Avery Dennison Corp.	13,300	1,441,055
WestRock Co.	61,260	3,273,734

		4,714,789

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	17,930	461,698

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	84,040	17,993,804
Voya Financial, Inc.	10,350	514,085

		18,507,889

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	137,020	4,601,132
Verizon Communications, Inc.	172,850	9,228,461

		13,829,593

Electric Utilities - 1.2%
Exelon Corp.	146,410	6,392,261
NextEra Energy, Inc.	59,210	9,923,596
Xcel Energy, Inc.	94,800	4,475,508

		20,791,365

Electrical Equipment - 0.4%
Eaton Corp. PLC	89,870	7,794,425

Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity, Ltd.	49,600	4,361,328

Entertainment - 1.3%
Electronic Arts, Inc. (A)	33,740	4,065,333
Netflix, Inc. (A)	13,410	5,017,083
Twenty-First Century Fox, Inc., Class A	22,900	1,060,957
Walt Disney Co.	107,750	12,600,285

		22,743,658

Equity Real Estate Investment Trusts - 1.3%
AvalonBay Communities, Inc.	24,650	4,465,347
Digital Realty Trust, Inc.	6,770	761,490
Equinix, Inc.	3,950	1,709,916

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Equity Residential	56,430	$ 3,739,052
Federal Realty Investment Trust	17,260	2,182,872
Prologis, Inc.	86,814	5,885,121
Ventas, Inc.	27,640	1,503,063
Vornado Realty Trust	41,320	3,016,360

		23,263,221

Food Products - 0.5%
Mondelez International, Inc., Class A	211,710	9,095,062

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	21,280	1,561,101
Becton Dickinson and Co.	14,970	3,907,170
Boston Scientific Corp. (A)	253,280	9,751,280
Danaher Corp.	26,410	2,869,711
Intuitive Surgical, Inc. (A)	3,630	2,083,620
Medtronic PLC	96,230	9,466,145
Zimmer Biomet Holdings, Inc.	56,392	7,413,856

		37,052,883

Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	22,380	2,063,884
Cigna Corp.	45,400	9,454,550
CVS Health Corp.	94,460	7,435,891
UnitedHealth Group, Inc.	76,900	20,458,476

		39,412,801

Hotels, Restaurants & Leisure - 0.4%
Hilton Worldwide Holdings, Inc.	45,040	3,638,331
Yum! Brands, Inc.	38,790	3,526,399

		7,164,730

Household Durables - 0.2%
Lennar Corp., Class A	54,600	2,549,274
Toll Brothers, Inc.	15,520	512,626

		3,061,900

Household Products - 0.3%
Energizer Holdings, Inc.	8,300	486,795
Procter & Gamble Co.	53,560	4,457,799

		4,944,594

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	76,820	12,782,848

Insurance - 1.4%
American International Group, Inc.	128,730	6,853,585
Chubb, Ltd.	4,860	649,490
Everest Re Group, Ltd.	5,840	1,334,265
Hartford Financial Services Group, Inc.	80,832	4,038,367
Lincoln National Corp.	47,410	3,207,760
Marsh & McLennan Cos., Inc.	16,410	1,357,435
MetLife, Inc.	103,240	4,823,373
Principal Financial Group, Inc.	21,640	1,267,888
Prudential Financial, Inc.	20,880	2,115,562

		25,647,725

Interactive Media & Services - 2.8%
Alphabet, Inc., Class A (A)	16,050	19,373,634
Alphabet, Inc., Class C (A)	15,510	18,510,720
Facebook, Inc., Class A (A)	72,170	11,869,078

		49,753,432

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (A)	20,530	$ 41,121,590
Booking Holdings, Inc. (A)	950	1,884,800
Expedia Group, Inc.	24,400	3,183,712

		46,190,102

IT Services - 2.5%
Accenture PLC, Class A	16,360	2,784,472
Alliance Data Systems Corp.	9,090	2,146,694
Automatic Data Processing, Inc.	56,100	8,452,026
Fidelity National Information Services, Inc.	51,420	5,608,380
First Data Corp., Class A (A)	43,200	1,057,104
Mastercard, Inc., Class A	14,850	3,305,759
PayPal Holdings, Inc. (A)	65,980	5,795,683
Visa, Inc., Class A	104,270	15,649,884

		44,800,002

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	14,400	1,015,776
Illumina, Inc. (A)	6,520	2,393,231
Thermo Fisher Scientific, Inc.	17,200	4,198,176

		7,607,183

Machinery - 1.6%
Caterpillar, Inc.	33,400	5,093,166
Cummins, Inc.	16,770	2,449,594
Deere & Co.	20,140	3,027,646
Ingersoll-Rand PLC	33,530	3,430,119
PACCAR, Inc.	60,340	4,114,585
Snap-on, Inc.	20,540	3,771,144
Stanley Black & Decker, Inc.	40,760	5,968,894

		27,855,148

Media - 1.1%
Charter Communications, Inc., Class A (A)	22,410	7,302,971
Comcast Corp., Class A	246,050	8,712,630
Discovery, Inc., Class A (A) (C)	21,260	680,320
DISH Network Corp., Class A (A)	57,230	2,046,545
Sirius XM Holdings, Inc. (C)	154,220	974,670

		19,717,136

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	86,230	1,200,322
Newmont Mining Corp.	21,120	637,824

		1,838,146

Multi-Utilities - 0.5%
Ameren Corp.	43,300	2,737,426
Public Service Enterprise Group, Inc.	61,740	3,259,255
Sempra Energy	28,930	3,290,787

		9,287,468

Multiline Retail - 0.6%
Dollar General Corp.	50,910	5,564,463
Dollar Tree, Inc. (A)	45,040	3,673,012
Macy’s, Inc.	28,610	993,625

		10,231,100

Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp.	119,630	14,628,356
Concho Resources, Inc. (A)	13,820	2,111,005
Diamondback Energy, Inc. (C)	41,430	5,600,922

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	81,630	$ 10,413,539
Exxon Mobil Corp.	56,250	4,782,375
Marathon Petroleum Corp.	104,370	8,346,469
Occidental Petroleum Corp.	114,760	9,429,829
ONEOK, Inc.	41,300	2,799,727
Pioneer Natural Resources Co.	41,590	7,244,562

		65,356,784

Personal Products - 0.3%
Estee Lauder Cos., Inc., Class A	34,020	4,943,786

Pharmaceuticals - 3.0%
Allergan PLC	20,740	3,950,555
Bristol-Myers Squibb Co.	78,650	4,882,592
Eli Lilly & Co.	63,470	6,810,966
Johnson & Johnson	91,760	12,678,479
Merck & Co., Inc.	116,820	8,287,211
Mylan NV (A)	35,770	1,309,182
Pfizer, Inc.	340,950	15,025,666
Zoetis, Inc.	5,780	529,217

		53,473,868

Road & Rail - 1.2%
Norfolk Southern Corp.	52,940	9,555,670
Union Pacific Corp.	74,890	12,194,339

		21,750,009

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	98,980	9,151,691
Broadcom, Inc.	24,930	6,150,979
Intel Corp.	41,680	1,971,047
Microchip Technology, Inc. (C)	72,540	5,724,131
Micron Technology, Inc. (A)	20,490	926,763
NVIDIA Corp.	40,580	11,403,792
Skyworks Solutions, Inc.	11,900	1,079,449
Texas Instruments, Inc.	81,980	8,795,634

		45,203,486

Software - 4.5%
Adobe Systems, Inc. (A)	19,510	5,266,725
Citrix Systems, Inc. (A)	9,900	1,100,484
Intuit, Inc.	6,060	1,378,044
Microsoft Corp.	429,390	49,109,334
Oracle Corp.	160,720	8,286,723
salesforce.com, Inc. (A)	75,520	12,009,946
Workday, Inc., Class A (A)	18,990	2,772,160

		79,923,416

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	9,600	1,615,968
AutoZone, Inc. (A)	7,160	5,554,012
Best Buy Co., Inc.	57,980	4,601,293
Home Depot, Inc.	60,330	12,497,359
Lowe’s Cos., Inc.	36,700	4,213,894
O’Reilly Automotive, Inc. (A)	15,490	5,379,987
Ross Stores, Inc.	66,590	6,599,069

		40,461,582

Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	194,790	43,971,894
Hewlett Packard Enterprise Co.	266,370	4,344,495
HP, Inc.	183,700	4,733,949

		53,050,338

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	25,940	$ 2,197,637
PVH Corp.	29,280	4,228,032
Ralph Lauren Corp.	10,310	1,418,140

		7,843,809

Tobacco - 0.7%
Altria Group, Inc.	60,020	3,619,806
Philip Morris International, Inc.	111,900	9,124,326

		12,744,132

Trading Companies & Distributors - 0.2%
Fastenal Co.	37,730	2,189,095
United Rentals, Inc. (A)	2,780	454,808

		2,643,903

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	66,900	4,695,042

Total Common Stocks (Cost $880,880,536)		1,083,251,391

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.71% (D)	15,621	419,424

Capital Markets - 0.0% (B)
State Street Corp.,
Series D, Fixed until 03/15/2024, 5.90% (C) (D)	3,072	80,701

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	1,280	32,269

Total Preferred Stocks (Cost $537,460)		532,394

	Principal	Value
ASSET-BACKED SECURITIES - 3.7%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 674,144	711,388
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 3.26% (D), 07/18/2027 (E)	656,000	655,366
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	788,245	771,356
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.54% (D), 10/18/2030 (E)	2,120,000	2,122,290
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 3.57% (D), 07/20/2030 (E)	2,500,000	2,501,980
Diamond Resorts Owner Trust
Series 2014-1, Class A,
2.54%, 05/20/2027(E)	980,348	979,833

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II, LP
Series 2016-3A, Class A,
2.27%, 07/25/2020 (E)	$ 725,000	$ 720,166
Series 2016-4A, Class A,
2.65%, 07/25/2022 (E)	700,000	679,837
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (E)	320,835	314,699
ICG US CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 3.57% (D), 01/20/2030 (E)	1,100,000	1,100,551
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	1,267,818	1,271,624
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	1,631,116	1,559,193
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	1,035,000	1,031,566
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 3.68% (D), 04/15/2029 (E)	395,000	395,857
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	217,375	212,423
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (E)	344,000	341,060
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	2,700,000	2,671,896
New Residential Mortgage Trust
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	1,711,116	1,718,605
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (E)	140,000	136,142
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	1,300,000	1,287,780
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.54% (D), 01/20/2031 (E)	1,400,000	1,400,701
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	1,000,000	995,000
Series 2018-T1, Class AT1,
3.30%, 08/15/2049 (E)	2,965,000	2,962,954
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (E)	2,935,000	2,928,396
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (E)	278,609	273,523
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	1,414,663	1,378,658
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	311,672	307,074
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	255,002	251,630

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR,
3-Month LIBOR + 1.22%, 3.56% (D), 10/17/2027 (E)	$ 1,500,000	$ 1,500,234
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.62% (D), 07/20/2030 (E)	915,000	916,614
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	3,405,000	3,398,162
Sierra Receivables Funding Co. LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (E)	400,275	395,107
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A,
2.05% (D), 06/20/2031 (E)	93,461	93,245
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	76,343	75,809
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	79,524	79,128
Series 2015-3A, Class A,
2.58%, 09/20/2032 (E)	48,122	47,398
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	382,622	375,166
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	537,618	526,781
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (E)	793,319	789,836
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (E)	600,000	596,291
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	1,305,662	1,295,503
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	1,741,780	1,716,104
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	716,852	705,166
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	505,686	495,157
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	866,359	852,867
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	1,691,558	1,657,463
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	807,270	787,591
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	1,138,521	1,106,164
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	1,416,799	1,387,135
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	1,181,172	1,158,990
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	862,861	840,382
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	2,075,355	2,023,538
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	3,172,434	3,112,377
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	1,977,915	1,918,838
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	3,055,000	3,013,153
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	434,728	423,391

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	$ 1,457,769	$ 1,420,379
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1,
3-Month LIBOR + 1.65%, 4.00% (D), 10/20/2028 (E)	1,125,000	1,125,278

Total Asset-Backed Securities (Cost $66,372,147)		65,514,795

CORPORATE DEBT SECURITIES - 15.2%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.
2.55%, 10/15/2022	2,298,000	2,215,532

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	1,261,000	1,336,855
5.10%, 01/15/2044	215,000	223,938

		1,560,793

Airlines - 0.5%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	771,742	734,575
3.70%, 04/01/2028	1,584,696	1,546,505
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	991,703	1,009,048
6.82%, 02/10/2024	2,125,377	2,329,200
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	578,718	599,697
United Airlines Pass-Through Trust
3.75%, 03/03/2028	2,218,486	2,198,720
US Airways Pass-Through Trust
5.38%, 05/15/2023	1,167,982	1,194,089

		9,611,834

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025	780,000	751,688

Automobiles - 0.2%
Ford Motor Co.
4.35%, 12/08/2026	1,580,000	1,487,006
General Motors Co.
4.88%, 10/02/2023	330,000	337,866
6.25%, 10/02/2043	893,000	915,707

		2,740,579

Banks - 2.9%
Banco Santander SA
4.38%, 04/12/2028	1,000,000	948,471
Bank of America Corp.
Fixed until 10/01/2024, 3.09% (D), 10/01/2025, MTN	2,367,000	2,254,850
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	410,000	384,822
4.45%, 03/03/2026, MTN	3,380,000	3,384,077
Bank One Corp.
8.00%, 04/29/2027	750,000	939,489
Barclays Bank PLC
10.18%, 06/12/2021 (E)	4,513,000	5,141,323
BB&T Corp.
2.85%, 10/26/2024, MTN	1,290,000	1,234,381

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CIT Group, Inc.
4.13%, 03/09/2021	$ 125,000	$ 125,000
Citigroup, Inc.
3-Month LIBOR + 0.95%, 3.29% (D), 07/24/2023	2,341,000	2,356,182
Fixed until 01/10/2027, 3.89% (D), 01/10/2028	1,286,000	1,248,500
4.50%, 01/14/2022	685,000	704,371
Commerzbank AG
8.13%, 09/19/2023 (E)	2,925,000	3,335,647
Cooperatieve Rabobank UA
2.25%, 01/14/2019	265,000	264,771
Fixed until 06/30/2019, 11.00% (D), 06/30/2019 (E) (F)	2,438,000	2,573,309
Discover Bank
3.45%, 07/27/2026	1,078,000	1,003,067
Fifth Third Bancorp
3.95%, 03/14/2028	1,381,000	1,355,776
First Horizon National Corp.
3.50%, 12/15/2020	1,034,000	1,035,524
HSBC Holdings PLC
3-Month LIBOR + 1.00%, 3.32% (D), 05/18/2024	1,302,000	1,299,689
4.25%, 03/14/2024	200,000	198,938
Fixed until 09/12/2025, 4.29% (D), 09/12/2026	2,025,000	2,005,104
5.25%, 03/14/2044	201,000	209,562
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (E)	376,000	348,094
3.88%, 07/14/2027 (E)	717,000	611,893
5.02%, 06/26/2024 (E)	615,000	554,967
JPMorgan Chase & Co.
2.70%, 05/18/2023	1,470,000	1,413,543
3.38%, 05/01/2023	1,517,000	1,489,090
4.85%, 02/01/2044	1,010,000	1,061,443
6.40%, 05/15/2038	613,000	764,623
Fixed until 02/01/2024, 6.75% (D), 02/01/2024 (F)	66,000	72,023
8.75%, 09/01/2030	175,000	236,478
Nordea Bank AB
4.25%, 09/21/2022 (E)	3,480,000	3,500,542
PNC Bank NA
4.05%, 07/26/2028	929,000	929,730
Royal Bank of Scotland Group PLC
Fixed until 01/27/2029, 5.08% (D), 01/27/2030	800,000	798,587
6.00%, 12/19/2023	275,000	286,088
6.10%, 06/10/2023	479,000	499,769
6.40%, 10/21/2019	185,000	190,477
SunTrust Bank
3.30%, 05/15/2026	1,063,000	1,000,577
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (D), 09/15/2031	1,910,000	1,795,075
US Bank NA
2.13%, 10/28/2019	589,000	584,412
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	668,000	660,306
5.38%, 11/02/2043	1,012,000	1,087,226
Fixed until 06/15/2024, 5.90% (D), 06/15/2024 (F)	178,000	180,670
Wells Fargo Bank NA
2.60%, 01/15/2021	635,000	624,304
5.95%, 08/26/2036	431,000	501,978

		51,194,748

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	$ 678,000	$ 658,810
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,419,000	1,331,782
Constellation Brands, Inc.
3.70%, 12/06/2026	462,000	439,383
Pernod Ricard SA
4.45%, 01/15/2022 (E)	711,000	725,222
5.75%, 04/07/2021 (E)	1,761,000	1,853,002

		5,008,199

Biotechnology - 0.3%
AbbVie, Inc.
3.20%, 05/14/2026	1,864,000	1,735,632
Biogen, Inc.
4.05%, 09/15/2025	1,532,000	1,536,111
Celgene Corp.
3.88%, 08/15/2025	1,132,000	1,115,172
Gilead Sciences, Inc.
2.95%, 03/01/2027 (C)	345,000	320,309
4.15%, 03/01/2047	311,000	294,642

		5,001,866

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	1,680,000	1,683,758
4.40%, 01/30/2048	745,000	616,963

		2,300,721

Capital Markets - 1.4%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	2,584,000	2,570,402
7.30%, 06/28/2019	1,180,000	1,218,300
Charles Schwab Corp.
3.20%, 03/02/2027	1,063,000	1,011,460
3.85%, 05/21/2025	2,110,000	2,124,923
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	2,118,000	2,042,811
3.80%, 06/09/2023	1,515,000	1,496,727
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	3,280,000	3,434,150
6.75%, 10/01/2037	1,674,000	2,013,747
Lazard Group LLC
4.50%, 09/19/2028	1,477,000	1,452,727
Morgan Stanley
4.35%, 09/08/2026, MTN	627,000	622,163
5.00%, 11/24/2025	976,000	1,010,831
5.75%, 01/25/2021	2,610,000	2,743,414
UBS AG
7.63%, 08/17/2022	1,521,000	1,694,394
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (E)	1,911,000	1,893,583

		25,329,632

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	215,000	216,077
Syngenta Finance NV
3.93%, 04/23/2021 (E)	845,000	842,624

		1,058,701

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.1%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (E)	$ 595,000	$ 581,273
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	615,000	580,321
3.85%, 11/15/2024 (E)	720,000	714,421
Hutchison Whampoa International 11, Ltd.
4.63%, 01/13/2022 (E)	600,000	615,307

		2,491,322

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.13%, 03/01/2019	225,000	224,660
Nokia OYJ
3.38%, 06/12/2022	1,142,000	1,120,302

		1,344,962

Construction & Engineering - 0.3%
SBA Tower Trust
2.88%, 07/10/2046 (E)	1,477,000	1,452,225
3.17%, 04/09/2047 (E)	1,490,000	1,461,031
3.45%, 03/15/2048 (E)	2,380,000	2,345,446

		5,258,702

Construction Materials - 0.2%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (E)	1,290,000	1,175,027
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,905,000	1,916,359

		3,091,386

Consumer Finance - 0.4%
Ally Financial, Inc.
3.50%, 01/27/2019	1,525,000	1,525,000
4.13%, 03/30/2020	1,500,000	1,505,625
American Express Co.
3.00%, 10/30/2024	525,000	501,482
4.05%, 12/03/2042	300,000	288,335
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,775,000	1,650,679
Capital One Financial Corp.
3.30%, 10/30/2024	1,133,000	1,078,623

		6,549,744

Containers & Packaging - 0.2%
International Paper Co.
4.75%, 02/15/2022	1,142,000	1,182,996
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	650,000	646,750
5.75%, 10/15/2020	1,254,994	1,258,132

		3,087,878

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	95,000	92,309

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	1,865,000	1,893,943
Aviation Capital Group LLC
7.13%, 10/15/2020 (E)	1,811,000	1,932,081

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
AXA Equitable Holdings, Inc.
4.35%, 04/20/2028 (E)	$ 1,696,000	$ 1,640,766
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	1,297,000	1,165,234

		6,632,024

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 06/30/2022	2,024,000	1,973,882
3.40%, 05/15/2025	2,055,000	1,956,502
4.35%, 06/15/2045	770,000	663,334
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	210,000	205,373
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	1,155,000	1,247,723
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	175,875
Verizon Communications, Inc.
5.15%, 09/15/2023	2,331,000	2,495,216
5.50%, 03/16/2047	1,977,000	2,164,760

		10,882,665

Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	550,000	536,617
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	131,655
8.88%, 11/15/2018	65,000	65,455
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	3,320,000	3,024,734
Duke Energy Progress LLC
3.60%, 09/15/2047	1,050,000	940,041
Entergy Arkansas, Inc.
3.70%, 06/01/2024	267,000	268,158
Jersey Central Power & Light Co.
7.35%, 02/01/2019	128,000	129,978
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	347,000	352,382
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,512,000	1,544,864
5.30%, 06/01/2042	75,000	86,495
PacifiCorp
3.60%, 04/01/2024	1,631,000	1,625,258
5.75%, 04/01/2037	150,000	178,339
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	560,000	536,519

		9,420,495

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.25%, 09/08/2024	360,000	340,259
3.88%, 01/12/2028	1,415,000	1,318,032
Keysight Technologies, Inc.
4.55%, 10/30/2024	1,750,000	1,768,446

		3,426,737

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	1,352,000	1,342,414

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Schlumberger Investment SA
3.65%, 12/01/2023	$ 132,000	$ 132,950
Weatherford International, Ltd.
5.95%, 04/15/2042	155,000	111,600

		1,586,964

Equity Real Estate Investment Trusts - 0.7%
American Tower Trust #1
3.65%, 03/23/2048 (E)	775,000	760,139
CBL & Associates, LP
5.25%, 12/01/2023 (C)	1,036,000	882,879
EPR Properties
4.50%, 04/01/2025	955,000	944,346
4.75%, 12/15/2026	1,775,000	1,740,031
HCP, Inc.
3.40%, 02/01/2025	2,683,000	2,543,408
Hospitality Properties Trust
5.00%, 08/15/2022	1,250,000	1,280,530
Kilroy Realty, LP
4.25%, 08/15/2029	1,120,000	1,087,862
4.38%, 10/01/2025	674,000	672,208
6.63%, 06/01/2020	900,000	943,669
Realty Income Corp.
3.88%, 07/15/2024	965,000	961,748
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	620,000	619,931
4.13%, 06/01/2021	788,000	795,161

		13,231,912

Food & Staples Retailing - 0.2%
Sysco Corp.
3.25%, 07/15/2027	1,045,000	981,911
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	1,785,000	1,777,699
Walmart, Inc.
3.63%, 12/15/2047	1,540,000	1,441,260

		4,200,870

Food Products - 0.1%
Danone SA
2.95%, 11/02/2026 (E)	1,151,000	1,056,825
Kraft Heinz Foods Co.
2.80%, 07/02/2020	880,000	872,491
4.88%, 02/15/2025 (E)	535,000	543,757

		2,473,073

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.75%, 11/30/2026	1,582,000	1,577,561
Becton Dickinson and Co.
3.70%, 06/06/2027	1,674,000	1,600,741

		3,178,302

Health Care Providers & Services - 0.4%
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,540,000	1,394,982
Coventry Health Care, Inc.
5.45%, 06/15/2021	222,000	232,466
CVS Health Corp.
2.13%, 06/01/2021	2,065,000	1,993,191
5.05%, 03/25/2048	1,048,000	1,071,940
5.30%, 12/05/2043	209,000	218,418

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Halfmoon Parent, Inc.
4.13%, 11/15/2025 (E)	$ 827,000	$ 824,643
HCA Healthcare, Inc.
6.25%, 02/15/2021	645,000	672,412

		6,408,052

Household Durables - 0.0% (B)
D.R. Horton, Inc.
4.38%, 09/15/2022	842,000	853,404

Industrial Conglomerates - 0.3%
General Electric Co.
Fixed until 01/21/2021, 5.00% (D), 01/21/2021 (F)	3,778,000	3,680,717
5.50%, 01/08/2020, MTN	610,000	627,623
6.88%, 01/10/2039, MTN	1,419,000	1,772,354

		6,080,694

Insurance - 0.4%
Allstate Corp.
3.28%, 12/15/2026	997,000	960,061
American International Group, Inc.
Fixed until 05/15/2038, 8.18% (D), 05/15/2068	42,000	52,710
Athene Global Funding
3.00%, 07/01/2022 (E)	997,000	966,536
Athene Holding, Ltd.
4.13%, 01/12/2028	1,095,000	1,023,057
Berkshire Hathaway Finance Corp.
3.00%, 05/15/2022	1,545,000	1,535,040
CNA Financial Corp.
5.88%, 08/15/2020	1,454,000	1,517,825
Fidelity National Financial, Inc.
5.50%, 09/01/2022	255,000	270,837
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	57,000	59,780

		6,385,846

Interactive Media & Services - 0.1%
Baidu, Inc.
3.88%, 09/29/2023	1,000,000	989,000

IT Services - 0.2%
DXC Technology Co.
4.75%, 04/15/2027	1,060,000	1,085,026
First Data Corp.
7.00%, 12/01/2023 (E)	935,000	973,569
Mastercard, Inc.
2.00%, 04/01/2019	224,000	223,489
3.38%, 04/01/2024	441,000	440,924

		2,723,008

Machinery - 0.0% (B)
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	580,000	563,588

Media - 0.3%
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,240,000	1,261,700
CSC Holdings LLC
10.13%, 01/15/2023 (E)	350,000	382,900
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (F)	473,000	479,619

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
NBCUniversal Media LLC
4.38%, 04/01/2021	$ 1,440,000	$ 1,475,313
4.45%, 01/15/2043	1,294,000	1,234,983

		4,834,515

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	800,000	737,358
4.75%, 04/10/2027 (E)	365,000	355,833
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	185,000	178,840

		1,272,031

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	87,000	86,594
4.88%, 03/01/2044	201,000	212,213
Dominion Energy, Inc.
2.58%, 07/01/2020	833,000	821,800
DTE Electric Co.
4.30%, 07/01/2044	1,519,000	1,550,651
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	650,000	623,975

		3,295,233

Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.
5.55%, 03/15/2026	2,142,000	2,272,855
Apache Corp.
4.25%, 01/15/2044	66,000	58,507
4.75%, 04/15/2043	85,000	80,311
BP Capital Markets PLC
3.12%, 05/04/2026	2,307,000	2,199,833
Continental Resources, Inc.
3.80%, 06/01/2024	365,000	357,942
Energy Transfer Partners, LP
4.90%, 02/01/2024	659,000	679,223
5.15%, 02/01/2043	800,000	760,182
5.95%, 10/01/2043	740,000	769,332
7.60%, 02/01/2024	581,000	652,860
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,642,000	1,545,710
EOG Resources, Inc.
2.45%, 04/01/2020	371,000	367,449
Exxon Mobil Corp.
1.82%, 03/15/2019	640,000	637,798
3.04%, 03/01/2026	1,950,000	1,891,434
Husky Energy, Inc.
4.00%, 04/15/2024	185,000	184,660
Kerr-McGee Corp.
6.95%, 07/01/2024	190,000	213,953
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	1,295,000	1,298,810
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,394
Noble Energy, Inc.
6.00%, 03/01/2041	95,000	101,650
Petrobras Global Finance BV
6.25%, 03/17/2024	670,000	671,340
Petroleos Mexicanos
3.50%, 01/30/2023	1,515,000	1,436,220
6.88%, 08/04/2026	790,000	833,371
Petronas Capital, Ltd.
5.25%, 08/12/2019 (E)	1,490,000	1,515,565

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	$ 1,290,000	$ 1,251,394
Shell International Finance BV
2.50%, 09/12/2026	1,826,000	1,684,684
3.75%, 09/12/2046	266,000	249,517
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	160,000	159,947
4.63%, 03/01/2034	145,000	145,526
Western Gas Partners, LP
5.38%, 06/01/2021	259,000	267,698
Williams Cos., Inc.
3.70%, 01/15/2023	83,000	82,136
5.40%, 03/04/2044	128,000	131,899
7.88%, 09/01/2021	109,000	121,058

		22,634,258

Pharmaceuticals - 0.3%
Bayer US Finance II LLC
4.40%, 07/15/2044 (E)	1,664,000	1,480,331
Bayer US Finance LLC
3.00%, 10/08/2021 (E)	992,000	974,094
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	940,000	920,970
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	1,254,000	1,155,706

		4,531,101

Road & Rail - 0.0% (B)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	508,000	499,483
3.75%, 04/01/2024	48,000	48,541

		548,024

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
2.88%, 05/11/2024	1,548,000	1,503,170
KLA-Tencor Corp.
4.13%, 11/01/2021	507,000	514,924
4.65%, 11/01/2024	350,000	358,646
QUALCOMM, Inc.
3.25%, 05/20/2027	1,420,000	1,336,399

		3,713,139

Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027	2,262,000	2,218,629

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
2.40%, 05/03/2023	945,000	908,540
2.85%, 02/23/2023	1,376,000	1,354,564
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	1,586,000	1,695,168
Seagate HDD Cayman
4.88%, 06/01/2027	1,004,000	939,354
Western Digital Corp.
4.75%, 02/15/2026	1,485,000	1,436,106

		6,333,732

Tobacco - 0.1%
BAT Capital Corp.
2.30%, 08/14/2020 (E)	486,000	476,264

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco (continued)
Reynolds American, Inc.
4.45%, 06/12/2025	$ 1,679,000	$ 1,691,373
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	450,000	465,496

		2,633,133

Trading Companies & Distributors - 0.2%
Air Lease Corp.
3.50%, 01/15/2022	1,902,000	1,888,186
International Lease Finance Corp.
8.25%, 12/15/2020	1,464,000	1,599,818

		3,488,004

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	1,016,000	994,858
4.38%, 07/16/2042	250,000	243,977
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	3,306,000	3,234,061
3.72%, 07/15/2043 (E)	40,000	40,024
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	996,000	1,002,175
Sprint Corp.
7.25%, 09/15/2021	330,000	348,975
7.88%, 09/15/2023	200,000	215,750

		6,079,820

Total Corporate Debt Securities (Cost $276,576,979)		269,308,849

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (B)
Brazil Government International Bond
4.25%, 01/07/2025 (C)	480,000	453,600

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	305,000	305,000
4.50%, 01/28/2026	1,125,000	1,146,375

		1,451,375

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	1,160,000	1,175,885
5.38%, 10/17/2023 (E)	400,000	421,321

		1,597,206

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,883,000	1,793,557

Panama - 0.0% (B)
Panama Government International Bond
3.88%, 03/17/2028 (C)	550,000	544,781

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025	160,000	196,162

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023	405,000	397,548

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar - 0.0% (B)
Qatar Government International Bond
3.88%, 04/23/2023 (E)	$ 200,000	$ 201,400

Republic of Korea - 0.1%
Korea Development Bank
3.00%, 03/17/2019	874,000	874,251

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (C) (E)	705,000	680,325

Total Foreign Government Obligations (Cost $8,348,783)		8,190,205

MORTGAGE-BACKED SECURITIES - 3.5%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.87% (D), 12/05/2032 (E)	1,300,000	1,317,136
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,630,000	1,597,867
Series 2012-TFT, Class C,
3.58% (D), 06/05/2030 (E)	1,390,000	1,347,039
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.73% (D), 11/05/2036 (E)	3,935,000	134,099
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	755,000	761,713
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,150,000	1,145,763
BCAP LLC Trust
Series 2009-RR6, Class 2A1,
4.11% (D), 08/26/2035 (E)	53,092	52,979
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	37,428	37,513
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (E)	1,800,000	1,798,622
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.70% (D), 03/13/2035 (E)	2,550,000	2,526,252
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	145,426	146,645
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	291,464
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	544,459	539,115
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	1,106,133	1,082,253
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,648,000	1,721,184
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	170,000	168,319
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,900,000	1,933,711
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	890,000	904,643
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	3,300,000	3,209,619
Series 2016-GCT, Class C,
3.58% (D), 08/10/2029 (E)	690,000	680,583

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	$ 1,690,000	$ 1,625,382
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	1,135,000	1,123,547
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.77% (D), 08/26/2036 (E)	157,083	157,544
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 2.72% (D), 12/27/2035 (E)	666,781	660,142
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2,
1-Month LIBOR + 0.15%, 2.37% (D), 12/25/2036	151,974	140,157
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.55% (D), 12/10/2027 (E)	440,000	432,834
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	1,830,837	1,794,961
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	800,000	767,410
Jefferies Resecuritization Trust
Series 2009-R7, Class 1A1,
3.88% (D), 02/26/2036 (E)	84,326	84,304
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	420,000	424,217
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	5,450,036	5,472,711
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	491,452	479,882
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,380,000	1,369,180
Series 2013-C11, Class B,
4.50% (D), 08/15/2046	945,000	952,826
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	2,290,000	2,212,431
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	711,299	685,318
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.56% (D), 08/15/2034 (E)	4,420,761	4,423,537
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	340,853	341,462
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	297,715	297,067

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	$ 1,089,669	$ 1,089,835
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	298,529	298,022
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	636,927	635,436
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	689,397	688,255
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	742,790	730,077
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	1,346,567	1,340,074
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	1,691,609	1,696,373
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	1,595,381	1,604,231
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	2,517,929	2,528,632
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	998,455	1,003,154
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	2,169,000	2,156,049
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	1,911,000	1,862,984
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 2.80% (D), 05/25/2035	273,144	271,737
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	916,000	910,036
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
1-Month LIBOR + 2.50%, 4.66% (D), 06/15/2029 (E)	915,000	915,858

Total Mortgage-Backed Securities (Cost $64,172,890)		62,572,184

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	55,000	75,736
State of California, General Obligation Unlimited
7.30%, 10/01/2039	765,000	1,068,101
7.60%, 11/01/2040	660,000	980,918
7.70%, 11/01/2030	580,000	631,272
7.95%, 03/01/2036	1,525,000	1,625,498
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	50,000	50,623

		4,432,148

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	50,000	58,979

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	$ 71,000	$ 101,586

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	60,000	79,111
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	55,000	69,771
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	55,000	64,595
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	95,000	106,071

		319,548

Total Municipal Government Obligations (Cost $5,099,853)		4,912,261

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.4%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	668,470	712,722
5.50%, 11/01/2018 - 06/01/2041	148,476	159,730
6.00%, 12/01/2037	57,597	62,910
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	5,924,761	5,762,278
3.06% (D), 08/25/2024	5,940,000	5,861,448
3.49%, 01/25/2024	2,260,000	2,282,119
3.53% (D), 07/25/2023	1,852,000	1,875,182
Federal National Mortgage Association
2.50%, TBA (G)	6,231,000	6,011,540
3.00%, TBA (G)	42,569,000	41,156,691
3.33% (D), 10/25/2023	239,977	241,090
12-Month LIBOR + 1.53%, 3.35% (D), 02/01/2043	82,398	85,264
3.50%, 07/01/2028 - 01/01/2029	548,544	553,344
3.50%, TBA (G)	27,548,000	27,194,401
4.00%, 06/01/2042	160,885	163,686
4.00%, TBA (G)	8,505,000	8,588,056
4.50%, 02/01/2025 - 06/01/2026	316,524	328,324
5.00%, 04/01/2039 - 11/01/2039	2,105,327	2,243,008
5.00%, TBA (G)	6,604,000	6,932,174
5.50%, 04/01/2037 - 12/01/2041	1,055,375	1,152,875
6.00%, 08/01/2036 - 06/01/2041	1,984,640	2,185,972
6.50%, 05/01/2040	156,641	172,802
Government National Mortgage Association, Interest Only STRIPS
0.78% (D), 02/16/2053	763,237	36,858

Total U.S. Government Agency Obligations (Cost $114,751,057)		113,762,474

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 8.4%
U.S. Treasury - 7.6%
U.S. Treasury Bond
2.25%, 08/15/2046	$ 3,643,000	$ 3,008,321
2.50%, 02/15/2045 - 05/15/2046	12,009,000	10,497,140
2.75%, 08/15/2042 - 11/15/2047	9,134,600	8,400,019
2.88%, 08/15/2045	5,077,000	4,780,709
3.00%, 05/15/2042	2,001,000	1,938,078
3.13%, 02/15/2042 - 05/15/2048	3,152,000	3,119,547
3.50%, 02/15/2039	8,413,500	8,863,425
3.63%, 02/15/2044	11,217,700	12,050,264
4.50%, 02/15/2036	5,950,600	7,060,294
4.75%, 02/15/2037	7,403,000	9,091,809
5.25%, 02/15/2029	5,067,000	6,048,731
U.S. Treasury Note
1.00%, 11/30/2019	12,918,000	12,667,209
1.13%, 06/30/2021 - 09/30/2021	2,832,000	2,700,128
1.25%, 11/30/2018	3,405,700	3,400,587
1.50%, 08/15/2026	921,000	822,352
1.63%, 03/31/2019 - 05/15/2026	16,880,600	16,215,885
2.25%, 11/15/2027	2,300,200	2,153,023
2.38%, 01/31/2023	10,000,000	9,770,313
2.88%, 05/15/2028 - 08/15/2028	12,222,800	12,036,956

		134,624,790

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	1,646,770	1,762,344
2.50%, 01/15/2029	4,838,315	5,559,022
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	6,368,937	6,283,311

		13,604,677

Total U.S. Government Obligations (Cost $153,745,351)		148,229,467

COMMERCIAL PAPER - 4.2%
Banks - 0.4%
Sumitomo Mitsui Banking Corp.
2.28% (H), 12/17/2018	6,500,000	6,468,049

Capital Markets - 0.1%
Cedar Springs Capital Co. LLC
2.35% (H), 12/07/2018	1,500,000	1,493,387

Diversified Financial Services - 3.3%
Alpine Securitizaton Corp.
2.36% (H), 10/01/2018	7,000,000	6,999,102
Anglesea Funding PLC
2.31% (H), 11/01/2018	7,000,000	6,985,434
2.37% (H), 10/02/2018	7,000,000	6,998,647
Atlantic Asset Securitization LLC
2.40% (H), 12/17/2018	410,000	407,886
Barton Capital Corp.
2.31% (H), 11/19/2018	2,400,000	2,392,282
Cafco LLC
2.33% (H), 12/17/2018	6,500,000	6,467,478
Crown Point Capital Co.
2.35% (H), 12/07/2018	6,800,000	6,770,023
Gotham Funding Corp.
2.29% (H), 11/05/2018	7,000,000	6,983,812
2.32% (H), 10/30/2018	3,700,000	3,692,768
Le Fayette Asset Securitization LLC
2.28% (H), 10/15/2018	2,600,000	2,597,412

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Liberty Funding LLC
2.30% (H), 12/04/2018	$ 6,500,000	$ 6,473,068
Victory Receivables Corp.
2.33% (H), 10/04/2018	2,800,000	2,799,113

		59,567,025

Software - 0.4%
Manhattan Asset Funding
2.25% (H), 11/16/2018	6,500,000	6,480,847

Total Commercial Paper (Cost $74,009,308)		74,009,308

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bill
1.96% (H), 10/04/2018	14,550,000	14,546,117
2.03% (H), 01/31/2019(I)	505,000	501,194
2.21% (H), 01/03/2019	2,615,000	2,599,906

Total Short-Term U.S. Government Obligations (Cost $17,641,727)		17,647,217

	Shares	Value
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (H)	14,928,282	14,928,282

Total Other Investment Company (Cost $14,928,282)		14,928,282

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.25% (H), dated 09/28/2018, to be repurchased at $15,082,921 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $15,387,477.	$ 15,081,350	15,081,350

Total Repurchase Agreement (Cost $15,081,350)		15,081,350

Total Investments (Cost $1,692,145,723)		1,877,940,177

	Shares	Value
SECURITIES SOLD SHORT - (0.0)% (B)
COMMON STOCKS - (0.0)% (B)
Auto Components - (0.0)% (B)
Garrett Motion, Inc.	(2,141)	$ (39,609)

Total Securities Sold Short (Proceeds $35,460)		(39,609)

Net Other Assets (Liabilities) - (5.8)%		(102,455,005)

Net Assets - 100.0%		$ 1,775,445,563

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	67	12/21/2018	$9,724,831	$9,778,650	$53,819	$—

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,083,251,391	$—	$—	$1,083,251,391
Preferred Stocks	532,394	—	—	532,394
Asset-Backed Securities	—	65,514,795	—	65,514,795
Corporate Debt Securities	—	269,308,849	—	269,308,849
Foreign Government Obligations	—	8,190,205	—	8,190,205
Mortgage-Backed Securities	—	62,572,184	—	62,572,184
Municipal Government Obligations	—	4,912,261	—	4,912,261
U.S. Government Agency Obligations	—	113,762,474	—	113,762,474
U.S. Government Obligations	—	148,229,467	—	148,229,467
Commercial Paper	—	74,009,308	—	74,009,308
Short-Term U.S. Government Obligations	—	17,647,217	—	17,647,217
Other Investment Company	14,928,282	—	—	14,928,282
Repurchase Agreement	—	15,081,350	—	15,081,350

Total Investments	$1,098,712,067	$779,228,110	$—	$1,877,940,177

Other Financial Instruments
Futures Contracts (K)	$53,819	$—	$—	$53,819

Total Other Financial Instruments	$53,819	$—	$—	$53,819

LIABILITIES
Securities Sold Short
Common Stocks	$(39,609)	$—	$—	$(39,609)

Total Securities Sold Short	$(39,609)	$—	$—	$(39,609)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,614,893. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $180,906,225, representing 10.2% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at September 30, 2018.
(I)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $476,383.
(J)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2018 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2018 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 2.4%
International Fixed Income Fund - 2.4%
iShares JPMorgan EM Local Currency Bond ETF	1,964	$ 84,688

Total Exchange-Traded Fund (Cost $88,868)		84,688

INVESTMENT COMPANIES - 95.9%
International Alternative Funds - 31.5%
Transamerica Global Multifactor Macro (A)	50,731	469,765
Transamerica Unconstrained Bond (A)	63,684	632,379

		1,102,144

International Equity Funds - 9.2%
Transamerica Emerging Markets Equity (A)	19,569	202,537
Transamerica Global Real Estate Securities (A)	8,633	118,525

		321,062

International Fixed Income Funds - 16.8%
Transamerica Emerging Markets Debt (A)	23,342	236,218
Transamerica Inflation Opportunities (A)	35,817	351,365

		587,583

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Alternative Funds - 32.3%
Transamerica Event Driven (A)	37,439	$ 394,233
Transamerica Long/Short Strategy (A)	56,335	367,303
Transamerica Managed Futures Strategy (A)	48,247	368,604

		1,130,140

U.S. Fixed Income Funds - 3.4%
Transamerica Core Bond (A)	3,548	33,959
Transamerica High Yield Bond (A)	9,522	86,939

		120,898

U.S. Mixed Allocation Fund - 2.7%
Transamerica MLP & Energy Income (A)	12,643	93,681

Total Investment Companies (Cost $3,394,293)		3,355,508

Total Investments (Cost $3,483,161)		3,440,196
Net Other Assets (Liabilities) - 1.7%		59,139

Net Assets - 100.0%		$ 3,499,335

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Fund	$84,688	$—	$—	$84,688
Investment Companies	3,355,508	—	—	3,355,508

Total Investments	$3,440,196	$—	$—	$3,440,196

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated Investment in the Class I2 shares of Transamerica Funds and/or investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value December 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (B)	Value September 30, 2018	Shares as of September 30, 2018	Dividend Income (B)	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$983	$—	$(1,170)	$158	$29	$—	—	$—	$—
Transamerica Core Bond	42,705	12,600	(20,000)	(411)	(935)	33,959	3,548	600	—
Transamerica Developing Markets Equity	35,083	27,000	(62,523)	5,434	(4,994)	—	—	—	—
Transamerica Emerging Markets Debt	141,531	122,217	(14,000)	(74)	(13,456)	236,218	23,342	4,217	—
Transamerica Emerging Markets Equity	38,059	184,000	(4,500)	821	(15,843)	202,537	19,569	—	—
Transamerica Event Driven	233,043	193,000	(39,000)	2,150	5,040	394,233	37,439	—	—
Transamerica Global Multifactor Macro	273,545	209,000	(39,000)	(5,104)	31,324	469,765	50,731	—	—
Transamerica Global Real Estate Securities	71,980	69,967	(20,500)	(1,222)	(1,700)	118,525	8,633	967	—
Transamerica High Yield Bond	123,691	68,403	(102,000)	(2,832)	(323)	86,939	9,522	5,388	—
Transamerica Inflation Opportunities	213,204	173,327	(27,000)	23	(8,189)	351,365	35,817	5,327	—
Transamerica Long/Short Strategy	219,015	167,000	(36,000)	(16,937)	34,225	367,303	56,335	—	—
Transamerica Managed Futures Strategy	218,298	174,500	(18,000)	(8,540)	2,346	368,604	48,247	—	—
Transamerica MLP & Energy Income	63,691	68,901	(39,500)	(1,565)	2,154	93,681	12,643	3,401	—
Transamerica Unconstrained Bond	370,668	322,681	(48,000)	1,049	(14,019)	632,379	63,684	14,607	—

Total	$2,045,496	$1,792,596	$(471,193)	$(27,050)	$15,659	$3,355,508	369,510	$34,507	$—

(B)	Does not reflect certain tax adjustments.
(C)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1-Month LIBOR + 0.78%, 3.00% (A), 05/25/2034	$ 446,178	$ 446,619
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 3.44% (A), 04/25/2026 (B)	605,395	605,472
Babson CLO, Ltd.
Series 2014-IIA, Class AR,
3-Month LIBOR + 1.15%, 3.49% (A), 10/17/2026 (B)	400,000	400,016
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR,
3-Month LIBOR + 0.89%, 3.23% (A), 10/29/2025 (B)	288,268	288,156
California Republic Auto Receivables Trust
Series 2018-1, Class A1,
2.45%, 07/15/2019	298,790	298,796
Colony Starwood Homes Trust
Series 2016-1A, Class A,
1-Month LIBOR + 1.50%, 3.66% (A), 07/17/2033 (B)	661,665	664,434
Crown Point CLO, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 3.28% (A), 07/17/2028 (B)	900,000	899,989
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 3.49% (A), 01/16/2026 (B)	1,363,080	1,363,221
Denali Capital CLO XI, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 1.15%, 3.50% (A), 04/20/2027 (B)	846,864	846,964
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.24% (A), 10/15/2027 (B)	1,400,000	1,397,778
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 3.10% (A), 03/25/2035	305,553	307,436
Figueroa CLO, Ltd.
Series 2013-2A, Class A1RR,
3-Month LIBOR + 0.85%, 3.19% (A), 06/20/2027 (B)	500,000	498,861

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Flagship CLO, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 3.19% (A), 01/16/2026 (B)	$ 400,000	$ 399,136
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
3-Month LIBOR + 1.12%, 3.47% (A), 01/20/2026 (B)	982,250	982,261
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	2,200,000	2,127,825
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 3.49% (A), 01/21/2028 (B)	500,000	499,983
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 3.45% (A), 10/22/2025 (B)	1,300,000	1,300,111
KVK CLO, Ltd.
Series 2013-2A, Class AR,
3-Month LIBOR + 1.15%, 3.49% (A), 01/15/2026 (B)	402,416	402,459
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.90%, 3.24% (A), 04/15/2028 (B)	1,600,000	1,597,611
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 3.14% (A), 10/15/2026 (B)	800,000	798,597
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 2.92% (A), 12/26/2031 (B)	42,358	42,558
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR,
3-Month LIBOR + 1.13%, 3.48% (A), 07/20/2026 (B)	800,000	800,249
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 3.57% (A), 10/20/2026 (B)	700,000	700,115
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 0.00% (A), 11/15/2026 (B) (C) (D)	700,000	700,000
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 3.17% (A), 11/25/2065 (B)	531,186	538,030
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 3.61% (A), 02/17/2032 (B)	1,645,323	1,680,934

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2016-C, Class A1,
1-Month LIBOR + 0.55%, 2.71% (A), 11/15/2023 (B)	$ 97,253	$ 97,267
Zais CLO 1, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 0.00% (A), 04/15/2028 (B) (C) (D)	700,000	700,000
Zephyrus Capital Aviation Partners, Ltd.
Series 2018-1, Class A,
1.00%, 10/15/2038 (B) (C) (D)	1,400,000	1,379,259

Total Asset-Backed Securities (Cost $22,653,702)		22,764,137

CORPORATE DEBT SECURITIES - 28.9%
Aerospace & Defense - 0.0% (E)
United Technologies Corp.
3.95%, 08/16/2025	100,000	99,527

Airlines - 0.7%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	568,228	529,551
3.25%, 04/15/2030	189,566	177,790
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B) (D)	399,916	399,916
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	38,628	38,628
5.50%, 04/29/2022	29,513	30,113
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	1,764,806	1,728,628
United Airlines Pass-Through Trust
2.88%, 04/07/2030	876,212	814,281
3.10%, 04/07/2030	876,212	817,068

		4,535,975

Banks - 7.3%
Bank of America Corp.
2.63%, 10/19/2020, MTN	950,000	938,524
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	5,413,000	5,080,588
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B) (D)	700,000	698,816
Bank of Montreal
1.75%, 06/15/2021 (B) (F)	1,600,000	1,538,617
Barclays PLC
3.65%, 03/16/2025	1,200,000	1,126,894
4.34%, 01/10/2028	600,000	567,802
BNP Paribas SA
3.38%, 01/09/2025 (B)	1,400,000	1,325,320
BPCE SA
3-Month LIBOR + 1.24%, 3.57% (A), 09/12/2023 (B) (D)	1,200,000	1,199,964
Citigroup, Inc.
3-Month LIBOR + 0.86%, 3.18% (A), 12/07/2018	1,310,000	1,311,787
4.40%, 06/10/2025	1,200,000	1,200,200
Citizens Bank NA
2.30%, 12/03/2018, MTN	300,000	299,866
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	2,500,000	2,405,852
HSBC Holdings PLC
Fixed until 09/28/2026, 5.88% (A), 09/28/2026 (G)	GBP 200,000	261,126

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC USA, Inc.
2.38%, 11/13/2019	$ 550,000	$ 546,359
2.75%, 08/07/2020	1,770,000	1,755,332
3-Month LIBOR + 0.61%, 2.95% (A), 11/13/2019	460,000	462,252
ING Groep NV
3-Month LIBOR + 1.00%, 3.40% (A), 10/02/2023 (C)	1,500,000	1,499,640
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	198,232
3.90%, 07/15/2025	215,000	214,924
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	390,185
4.55%, 08/16/2028	1,400,000	1,380,181
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	750,000	746,647
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 1.88%, 4.20% (A), 03/01/2021	987,000	1,019,169
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	196,797
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 3.33% (A), 09/11/2024 (F)	600,000	602,692
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	41,000	40,469
MUFG Bank, Ltd.
2.30%, 03/05/2020 (B)	350,000	345,250
National Australia Bank, Ltd.
1.38%, 07/12/2019	1,600,000	1,583,915
Royal Bank of Scotland Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	596,311
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (G)	1,000,000	1,071,250
Santander UK Group Holdings PLC
2.88%, 10/16/2020	1,660,000	1,637,520
3.13%, 01/08/2021	200,000	197,270
Santander UK PLC
2.38%, 03/16/2020	3,400,000	3,357,466
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (H)	400,000	401,800
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (G) (H)	EUR 700,000	945,292
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 1,790,000	1,769,349
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	400,000	360,836
Swedbank AB
2.20%, 03/04/2020 (B)	1,190,000	1,172,525
Wells Fargo & Co.
2.50%, 03/04/2021	400,000	391,757
2.55%, 12/07/2020, MTN	160,000	157,481
3.00%, 02/19/2025, MTN	500,000	473,296
Fixed until 05/22/2027, 3.58% (A), 05/22/2028, MTN	500,000	479,739
Wells Fargo Bank NA
3.55%, 08/14/2023	1,400,000	1,393,440
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	2,400,000	2,351,214

		45,693,946

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	$ 600,000	$ 577,384

Biotechnology - 0.2%
AbbVie, Inc.
4.25%, 11/14/2028	1,200,000	1,186,431

Building Products - 0.2%
Fortune Brands Home & Security, Inc.
4.00%, 09/21/2023 - 06/15/2025	740,000	739,690
Masco Corp.
4.45%, 04/01/2025	40,000	40,393
Owens Corning
3.40%, 08/15/2026	400,000	366,825
4.20%, 12/01/2024	50,000	49,521

		1,196,429

Capital Markets - 2.7%
Brighthouse Holdings LLC
6.50% (I), 07/27/2037 (B) (D) (G)	300,000	286,500
Charles Schwab Corp.
Fixed until 12/01/2027, 5.00% (A), 12/01/2027 (G)	800,000	773,000
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	600,000	564,196
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	2,900,000	2,797,050
Deutsche Bank AG
4.25%, 10/14/2021	600,000	596,232
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	140,000	137,214
3.85%, 07/08/2024, MTN	4,700,000	4,672,731
Lazard Group LLC
3.75%, 02/13/2025	81,000	78,119
Moody’s Corp.
2.75%, 07/15/2019	200,000	199,808
5.25%, 07/15/2044	100,000	109,104
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	600,000	594,904
4.00%, 07/23/2025, MTN	140,000	139,533
5.50%, 07/24/2020, MTN	4,100,000	4,253,873
S&P Global, Inc.
4.40%, 02/15/2026	80,000	82,068
UBS AG
4.50%, 06/26/2048 (B)	900,000	932,001
UBS Group Funding Switzerland AG
4.13%, 09/24/2025 (B)	800,000	795,028

		17,011,361

Chemicals - 0.2%
International Flavors & Fragrances, Inc.
3.40%, 09/25/2020	600,000	600,588
SASOL Financing USA LLC
5.88%, 03/27/2024	800,000	815,137

		1,415,725

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	40,000	37,641
7.00%, 10/15/2037 (B)	300,000	375,701

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Republic Services, Inc.
3.55%, 06/01/2022	$ 1,000,000	$ 999,742

		1,413,084

Consumer Finance - 1.4%
American Express Credit Corp.
3-Month LIBOR + 0.49%, 2.80% (A), 08/15/2019, MTN	700,000	702,217
3-Month LIBOR + 0.78%, 3.12% (A), 11/05/2018, MTN	170,000	170,050
Daimler Finance North America LLC
1.50%, 07/05/2019 (B)	800,000	792,151
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 3.30% (A), 09/24/2020, MTN	900,000	901,019
5.75%, 02/01/2021	500,000	519,772
General Motors Financial Co., Inc.
3.20%, 07/13/2020	317,000	316,085
3.50%, 07/10/2019	200,000	200,864
3.70%, 11/24/2020	1,590,000	1,597,543
Hyundai Capital America
2.50%, 03/18/2019 (B)	800,000	798,216
Synchrony Financial
2.70%, 02/03/2020	41,000	40,540
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	800,000	793,814
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	2,100,000	2,089,305

		8,921,576

Diversified Consumer Services - 0.5%
Nationwide Building Society
3.90%, 07/21/2025 (B)	3,200,000	3,165,902

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025	1,300,000	1,286,306
4.63%, 07/01/2022	150,000	153,049
BRFkredit A/S
1.00%, 10/01/2018, MTN	DKK 3,400,000	529,092
Helios Leasing I LLC
1.56%, 09/28/2024	$ 104,936	99,510
ORIX Corp.
3.25%, 12/04/2024	900,000	856,840
Protective Life Global Funding
2.70%, 11/25/2020 (B)	1,590,000	1,567,578
Tagua Leasing LLC
1.58%, 11/16/2024	109,236	103,893
Voya Financial, Inc.
Fixed until 01/23/2028, 4.70% (A), 01/23/2048 (B)	300,000	267,000

		4,863,268

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
3-Month LIBOR + 0.93%, 3.32% (A), 06/30/2020	170,000	171,694
3.40%, 05/15/2025	150,000	142,810
3-Month LIBOR + 1.18%, 3.51% (A), 06/12/2024	2,400,000	2,410,800
4.30%, 02/15/2030 (B)	1,161,000	1,116,530
5.25%, 03/01/2037	900,000	896,985

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
3.38%, 02/15/2025	$ 996,000	$ 966,795
4.33%, 09/21/2028 (B)	1,641,000	1,649,788
4.52%, 09/15/2048	1,400,000	1,331,365
4.67%, 03/15/2055	200,000	188,022

		8,874,789

Electric Utilities - 1.4%
AEP Texas, Inc.
3.95%, 06/01/2028 (B) (D)	800,000	794,954
Appalachian Power Co.
3.40%, 06/01/2025	1,430,000	1,395,205
Duke Energy Corp.
3.75%, 04/15/2024	200,000	200,467
3.95%, 10/15/2023	500,000	506,148
Duke Energy Florida LLC
3.80%, 07/15/2028	800,000	799,323
Electricite de France SA
3.63%, 10/13/2025 (B)	1,500,000	1,451,085
Entergy Louisiana LLC
3.30%, 12/01/2022	150,000	147,497
Entergy Mississippi, Inc.
2.85%, 06/01/2028	1,300,000	1,189,047
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	600,000	581,962
Pacific Gas & Electric Co.
3.50%, 06/15/2025	40,000	38,164
4.25%, 08/01/2023 (B) (D)	400,000	402,060
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,191,610

		8,697,522

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	500,000	472,582
Flex, Ltd.
4.75%, 06/15/2025	50,000	50,258

		522,840

Energy Equipment & Services - 0.4%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	1,900,000	1,925,810
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (D) (H)	337,500	330,328

		2,256,138

Equity Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	300,000	289,298
4.30%, 01/15/2026	800,000	793,091
4.50%, 07/30/2029	700,000	696,965
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,303,903
3.50%, 01/31/2023	100,000	98,353
4.00%, 06/01/2025	1,250,000	1,228,830
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 3.36% (A), 02/01/2022	800,000	800,101
Crown Castle International Corp.
4.45%, 02/15/2026	390,000	392,069
5.25%, 01/15/2023	1,600,000	1,677,385
Digital Realty Trust, LP
3.95%, 07/01/2022	1,830,000	1,841,430

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Federal Realty Investment Trust
3.63%, 08/01/2046	$ 250,000	$ 213,611
National Retail Properties, Inc.
4.80%, 10/15/2048	700,000	702,126
Prologis, LP
3.75%, 11/01/2025	40,000	40,003
Unibail-Rodamco SE
3-Month LIBOR + 0.77%, 3.11% (A), 04/16/2019, MTN (H)	600,000	601,397
Welltower, Inc.
3.95%, 09/01/2023	300,000	299,793
4.95%, 09/01/2048	600,000	595,850
WP Carey, Inc.
4.60%, 04/01/2024	800,000	806,735

		12,380,940

Food & Staples Retailing - 0.0% (E)
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	87,629	83,905

Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	50,000	49,620
4.38%, 06/01/2046	500,000	441,599
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	300,000	303,549

		794,768

Gas Utilities - 0.3%
ONE Gas, Inc.
2.07%, 02/01/2019	900,000	896,775
Southern California Gas Co.
4.13%, 06/01/2048	900,000	892,229

		1,789,004

Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp.
3.38%, 05/15/2022	1,430,000	1,414,928
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,640,000	1,624,060
3.15%, 04/01/2022	80,000	78,361
3.55%, 04/01/2025	80,000	76,760

		3,194,109

Health Care Providers & Services - 0.5%
Aetna, Inc.
3.50%, 11/15/2024	50,000	48,901
AHS Hospital Corp.
5.02%, 07/01/2045	600,000	667,569
CVS Health Corp.
4.10%, 03/25/2025	150,000	149,598
4.30%, 03/25/2028	600,000	595,295
4.78%, 03/25/2038	100,000	99,521
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	300,000	306,386
HCA, Inc.
5.63%, 09/01/2028	300,000	301,500
Humana, Inc.
4.80%, 03/15/2047	400,000	407,971
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	635,508

		3,212,249

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp.
3.80%, 04/01/2028, MTN	$ 1,400,000	$ 1,380,498

Insurance - 2.0%
Berkshire Hathaway Finance Corp.
4.20%, 08/15/2048	600,000	595,980
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	90,000	87,482
First American Financial Corp.
4.30%, 02/01/2023	100,000	99,069
4.60%, 11/15/2024	50,000	49,958
Great-West Lifeco Finance, LP
4.05%, 05/17/2028 (B)	300,000	301,910
Jackson National Life Global Funding
2.30%, 04/16/2019 (B)	300,000	299,311
2.60%, 12/09/2020 (B)	1,580,000	1,551,447
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	50,000	49,103
Meiji Yasuda Life Insurance Co.
Fixed until 04/26/2028, 5.10%(A), 04/26/2048 (B) (F)	900,000	905,625
MetLife, Inc.
4.05%, 03/01/2045	40,000	37,423
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	250,000	245,768
2.50%, 12/03/2020 (B)	1,820,000	1,791,792
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,500,000	1,348,815
Pricoa Global Funding I
2.20%, 05/16/2019 (B)	200,000	199,396
2.55%, 11/24/2020 (B)	1,590,000	1,565,011
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	1,300,000	1,281,601
3.00%, 04/18/2026 (B)	500,000	464,535
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	210,000	209,969
2.50%, 04/24/2019 (B)	100,000	99,827
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	1,200,000	1,164,165
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	92,442
XLIT, Ltd.
4.45%, 03/31/2025	40,000	39,627

		12,480,256

Internet & Direct Marketing Retail - 0.0% (E)
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	193,742

IT Services - 0.1%
Fidelity National Information Services, Inc.
3.88%, 06/05/2024	28,000	27,960
4.50%, 10/15/2022	819,000	842,001

		869,961

Life Sciences Tools & Services - 0.0% (E)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	110,000	108,988

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.2%
Wabtec Corp.
4.15%, 03/15/2024	$ 900,000	$ 893,669

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	450,000	428,296

Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	800,000	765,363
4.46%, 07/23/2022	2,000,000	2,033,487
5.38%, 05/01/2047	700,000	663,254
Comcast Corp.
4.40%, 08/15/2035	50,000	49,061
4.75%, 03/01/2044	2,400,000	2,393,753
Cox Communications, Inc.
3.25%, 12/15/2022 (B)	100,000	97,143
Discovery Communications LLC
5.00%, 09/20/2037	500,000	487,540
SES SA
3.60%, 04/04/2023 (B)	200,000	194,120
Sky PLC
3.13%, 11/26/2022 (B)	80,000	78,373
3.75%, 09/16/2024 (B)	200,000	199,474

		6,961,568

Multi-Utilities - 0.3%
CenterPoint Energy, Inc.
Fixed until 09/01/2023, 6.13% (A), 09/01/2023 (G)	1,000,000	1,016,250
E.ON International Finance BV
6.65%, 04/30/2038 (B)	666,000	796,725
Sempra Energy
2.88%, 10/01/2022	150,000	145,439

		1,958,414

Oil, Gas & Consumable Fuels - 1.2%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	500,000	487,775
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (H)	400,000	420,000
Energy Transfer Partners, LP
4.05%, 03/15/2025	400,000	391,543
4.75%, 01/15/2026	100,000	101,034
7.50%, 07/01/2038	150,000	179,088
Eni SpA
4.75%, 09/12/2028 (B)	400,000	396,188
Pioneer Natural Resources Co.
7.50%, 01/15/2020	650,000	684,229
Plains All American Pipeline, LP / PAA Finance Corp.
3.60%, 11/01/2024	100,000	96,246
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,700,000	1,824,899
Shell International Finance BV
4.00%, 05/10/2046	800,000	782,827
Sinopec Group Overseas Development 2018, Ltd.
4.13%, 09/12/2025 (B) (D) (F)	900,000	891,920
TransCanada PipeLines, Ltd.
7.63%, 01/15/2039	400,000	532,596

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada Trust
Fixed until 03/15/2027, 5.30% (A), 03/15/2077	$ 300,000	$ 285,375
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	40,000	38,529
3.70%, 03/15/2028 (B)	700,000	656,720

		7,768,969

Pharmaceuticals - 0.6%
Allergan Funding SCS
3.85%, 06/15/2024	100,000	98,909
Baxalta, Inc.
3.60%, 06/23/2022	15,000	14,893
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,600,000	1,531,825
Mylan, Inc.
4.55%, 04/15/2028 (B)	400,000	388,858
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	300,000	285,701
3.20%, 09/23/2026	500,000	460,808
Zoetis, Inc.
3.90%, 08/20/2028	800,000	791,762

		3,572,756

Professional Services - 0.1%
IHS Markit, Ltd.
4.75%, 08/01/2028	800,000	802,664

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	1,300,000	1,288,584
5.15%, 09/01/2043	200,000	224,256
JB Hunt Transport Services, Inc.
2.40%, 03/15/2019	100,000	99,777
Kansas City Southern
4.95%, 08/15/2045	500,000	514,093
Union Pacific Corp.
4.10%, 09/15/2067	300,000	265,649

		2,392,359

Software - 0.3%
Microsoft Corp.
4.10%, 02/06/2037	800,000	826,358
Oracle Corp.
2.95%, 05/15/2025	1,250,000	1,199,409

		2,025,767

Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025	300,000	284,998
4.85%, 04/01/2024	100,000	98,968

		383,966

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
3-Month LIBOR + 0.30%, 2.64% (A), 05/06/2019	400,000	400,671
2.90%, 09/12/2027	400,000	376,974
3.35%, 02/09/2027	400,000	391,289
3.75%, 09/12/2047	300,000	282,035
4.65%, 02/23/2046	400,000	432,135

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (B)	$ 1,100,000	$ 1,320,097

		3,203,201

Tobacco - 0.3%
BAT Capital Corp.
4.39%, 08/15/2037 (B)	1,300,000	1,209,432
BAT International Finance PLC
3.50%, 06/15/2022 (B)	50,000	49,486
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	200,000	199,097
Reynolds American, Inc.
4.00%, 06/12/2022	50,000	50,309
4.85%, 09/15/2023	100,000	103,757

		1,612,081

Trading Companies & Distributors - 0.1%
GATX Corp.
3.25%, 09/15/2026	400,000	368,150

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.95%, 03/10/2025 (B)	600,000	587,869
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	50,000	47,595

		635,464

Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	600,000	599,730
5.15%, 09/20/2029 (B)	600,000	602,940

		1,202,670

Total Corporate Debt Securities (Cost $184,377,035)		181,130,311

FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
Canada - 0.4%
Province of Ontario
1.65%, 09/27/2019	1,200,000	1,185,541
Province of Quebec
2.50%, 04/20/2026	1,700,000	1,601,894

		2,787,435

Greece - 0.1%
Hellenic Republic Treasury Bill
1.27%, 03/15/2019	EUR 500,000	577,959

Japan - 1.0%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	$ 3,900,000	3,698,353
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	2,600,000	2,509,434

		6,207,787

Kuwait - 0.1%
Kuwait International Government Bond
3.50%, 03/20/2027 (B)	800,000	784,000

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar - 0.8%
Qatar Government International Bond
2.38%, 06/02/2021 (H)	$ 4,100,000	$ 3,985,446
4.50%, 01/20/2022 (H)	700,000	721,140

		4,706,586

Republic of Korea - 0.2%
Export-Import Bank of Korea
1.93%, 02/24/2020, MTN (D) (H)	CAD 400,000	304,940
3-Month LIBOR + 0.70%, 3.01% (A), 05/26/2019	$ 800,000	800,840

		1,105,780

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
4.63%, 10/04/2047 (B)	600,000	577,980

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	700,000	661,500

Total Foreign Government Obligations (Cost $17,961,231)		17,409,027

MORTGAGE-BACKED SECURITIES - 2.6%
Aggregator of Loans Backed by Assets PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.98% (A), 04/24/2049 (H)	GBP 416,271	544,723
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 2.66% (A), 07/25/2035	$ 18,887	18,941
BX Trust
Series 2017-APPL, Class A,
1-Month LIBOR + 0.88%, 3.04% (A), 07/15/2034 (B)	2,622,683	2,622,686
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
1-Month LIBOR + 0.60%, 2.82% (A), 05/25/2035	57,948	54,206
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	700,000	693,612
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,600,000	1,580,300
Dukinfield PLC
Series 1, Class A,
3-Month GBP LIBOR + 1.00%, 1.80% (A), 08/15/2045 (H)	GBP 230,293	300,987
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.96%(A), 12/10/2044 (H)	280,394	361,568
Federal Home Loan Mortgage Corp.
Series W5FX, Class AFX,
3.34% (A), 04/25/2028	$ 1,700,000	1,644,602

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Gemgarto PLC
Series 2015-1, Class A,
3-Month GBP LIBOR + 0.95%, 1.75% (A), 02/16/2047 (H)	GBP 1,717	$ 2,239
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	$ 900,000	892,550
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (J)	1,201,517	1,167,153
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 2.90% (A), 04/25/2028	522,726	503,918
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	1,600,000	1,570,090
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.13% (A), 12/15/2048	1,823,124	62,907
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 2.74% (A), 05/25/2035	116,954	117,241
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.98% (A), 06/10/2043 (H)	GBP 504,638	651,646
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
1-Month LIBOR + 0.24%, 2.46% (A), 03/25/2035	$ 491,454	462,458
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 1.00% (A), 06/10/2059 (H)	GBP 755,691	953,998
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.55% (A), 06/10/2059 (H)	145,309	176,883
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 1.15% (A), 06/10/2059 (H)	174,214	215,293
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.35% (A), 06/10/2059 (H)	136,715	169,304
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	$ 1,500,000	1,457,940

Total Mortgage-Backed Securities (Cost $16,569,011)		16,225,245

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	268,592

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	$ 200,000	$ 275,404
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	421,317

		965,313

Florida - 0.0% (E)
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	200,000	196,672

Illinois - 0.1%
City of Chicago, General Obligation Unlimited,
Series B,
7.05%, 01/01/2029	500,000	534,170

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	450,000	397,274

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	380,000	384,951

New York - 0.0% (E)
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	200,000	207,254

Utah - 0.0% (E)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 2.97% (A), 12/26/2031	50,129	50,335

West Virginia - 0.0% (E)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	225,000	224,813

Total Municipal Government Obligations (Cost $2,929,830)		2,960,782

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.5%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019 (K)	14,450,000	14,250,893
2.38%, 01/13/2022 (K)	10,800,000	10,613,430
4.50%, 08/01/2048	2,098,962	2,176,668
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 2.78% (A), 02/25/2023	882,546	884,974
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.43% (A), 01/15/2038	1,558,436	1,556,948

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
1-Month LIBOR + 0.40%, 2.56% (A), 02/15/2041 - 09/15/2045	$ 1,196,683	$ 1,202,283
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.48% (A), 01/15/2038	1,558,436	64,856
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 3.73% (A), 09/15/2043	1,723,683	249,152
Federal National Mortgage Association
3.50%, 06/01/2045	370,879	366,555
3.50%, TBA (C)	37,200,000	36,584,570
3.70%, 09/01/2034	934,837	929,494
4.50%, 04/01/2028 - 10/01/2041	585,399	608,981
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.57%, 2.79% (A), 06/25/2041	1,064,751	1,076,271
1-Month LIBOR + 0.75%, 2.97% (A), 05/25/2040	883,692	893,279
1-Month LIBOR + 0.85%, 3.07% (A), 11/25/2039	2,762,754	2,832,863
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	908,804	78,945
Government National Mortgage Association
1-Month LIBOR + 0.80%, 2.88% (A), 05/20/2066 - 06/20/2066	4,023,212	4,081,053

Total U.S. Government Agency Obligations (Cost $79,191,153)		78,451,215

U.S. GOVERNMENT OBLIGATIONS - 33.6%
U.S. Treasury - 32.0%
U.S. Treasury Bond
2.75%, 08/15/2047	4,700,000	4,304,355
2.88%, 11/15/2046 (K)	1,598,000	1,502,869
3.00%, 11/15/2045	70,000	67,509
3.00%, 02/15/2048 (K)	2,350,000	2,261,600
3.13%, 05/15/2048 (C) (K)	5,230,000	5,160,335
3.38%, 05/15/2044 (K)	500,000	515,566
4.25%, 05/15/2039 (K)	5,100,000	5,947,477
4.25%, 11/15/2040	3,000,000	3,510,703
4.38%, 11/15/2039 - 05/15/2041	5,770,000	6,857,985
4.50%, 08/15/2039 (K)	32,800,000	39,517,594
6.25%, 05/15/2030	730,000	956,043
U.S. Treasury Note
1.25%, 04/30/2019 (K)	3,400,000	3,376,492
1.38%, 05/31/2021 (K) (L)	740,000	711,672
1.75%, 01/31/2023	400,000	380,672
1.88%, 03/31/2022 - 04/30/2022 (K)	40,400,000	39,008,828
1.88%, 07/31/2022 (K) (L)	1,100,000	1,058,363
2.00%, 12/31/2021 (K) (L)	4,600,000	4,471,883
2.25%, 02/15/2027 - 08/15/2027 (K)	72,780,000	68,439,920
2.38%, 05/15/2027 (K)	5,600,000	5,316,719
2.75%, 04/30/2023 - 05/31/2023 (K)	4,500,000	4,462,910
2.88%, 05/15/2028 (K)	3,230,000	3,181,298

		201,010,793

U.S. Treasury Inflation-Protected Securities - 1.6%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046 (K)	1,914,408	1,889,182

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.50%, 01/15/2028 (K)	$ 5,823,348	$ 5,587,760
0.75%, 07/15/2028	2,409,432	2,370,530

		9,847,472

Total U.S. Government Obligations (Cost $214,108,617)		210,858,265

COMMERCIAL PAPER - 0.5%
Capital Markets - 0.1%
Thomson Reuters Corp.
2.45% (M), 10/01/2018	700,000	699,906

Chemicals - 0.2%
Syngenta AG
2.96% (M), 11/23/2018	1,100,000	1,095,127

Consumer Finance - 0.0% (E)
Hyundai Capital America
2.53% (M), 11/06/2018	300,000	299,215

Food Products - 0.1%
Campbell Soup Co.
2.86% (M), 12/05/2018	500,000	497,395
2.97% (M), 01/15/2019 (D)	400,000	396,584

		893,979

Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc.
2.52% (M), 11/16/2018	400,000	398,677

Total Commercial Paper (Cost $3,386,904)		3,386,904

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
Greece - 0.1%
Hellenic Republic Treasury Bill
1.08% (M), 10/05/2018	EUR 300,000	348,308
1.27% (M), 03/15/2019	100,000	115,592

Total Short-Term Foreign Government Obligations (Cost $490,586)		463,900

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bill
2.00% (M), 10/04/2018 (N)	$ 108,000	107,971
2.02% (M), 10/18/2018 (O) (P)	2,233,000	2,230,667
2.05% (M), 11/08/2018 (N)	2,900,000	2,893,515
2.15% (M), 12/13/2018	815,000	811,417

Total Short-Term U.S. Government Obligations (Cost $6,043,570)		6,043,570

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (M)	4,014,450	4,014,450

Total Other Investment Company (Cost $4,014,450)		4,014,450

	Principal	Value
REPURCHASE AGREEMENTS - 52.0%

Fixed Income Clearing Corp., 1.25% (M), dated 09/28/2018, to be repurchased at $10,711,506 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $10,926,759.

	$ 10,710,390	$ 10,710,390
HSBC Bank PLC, 2.34% (M), dated 09/28/2018, to be repurchased at $25,011,375 on 10/05/2018. Collateralized by U.S. Government Obligations, 2.25% - 3.13%, due 05/15/2019 - 02/15/2027, and with a total value of $25,800,223.	25,000,000	25,000,000
JPMorgan Securities LLC, 2.34% (M), dated 09/28/2018, to be repurchased at $150,029,250 on 10/01/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 02/28/2022, and with a value of $153,385,681.	150,000,000	150,000,000
Merrill Lynch Pierce Fenner & Smith, 2.29% (M), dated 10/01/2018, to be repurchased at $59,300,000 on 10/02/2018. Collateralized by a U.S. Government Obligation, 3.38%, due 05/15/2044, and with a value of $60,491,748.	59,300,000	59,300,000
RBC Capital Markets LLC, 2.34% (M), dated 09/28/2018, to be repurchased at $80,815,756 on 10/01/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 02/28/2022, and with a value of $82,521,302.	80,800,000	80,800,000

Total Repurchase Agreements (Cost $325,810,390)		325,810,390

Total Investments Excluding Purchased Options/Swaptions (Cost $877,536,479)		869,518,196
Total Purchased Options/Swaptions - 0.8% (Cost $8,022,493)		5,086,048

Total Investments (Cost $885,558,972)		874,604,244
Net Other Assets (Liabilities) - (39.5)%		(247,511,382)

Net Assets - 100.0%		$ 627,092,862

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (23.9)%

Bank of Nova Scotia, 2.11% (M), dated 08/06/2018, to be repurchased at $(44,845,341) on 10/09/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and Cash with a total value of $(44,730,304).

	$ (44,677,750)	$ (44,677,750)
Bank of Nova Scotia, 2.13% (M), dated 08/09/2018, to be repurchased at $(40,986,051) on 10/10/2018. Collateralized by U.S. Government Obligations, 1.88% - 4.50%, due 03/31/2022 - 08/15/2039, and Cash with a total value of $(40,986,691).	(40,836,250)	(40,836,250)
CIBC Wood Gundy, 2.13% (M), dated 08/07/2018, to be repurchased at $(15,464,931) on 10/09/2018. Collateralized by U.S. Government Obligations, 2.25% - 2.38%, due 05/15/2027 - 08/15/2027, and with a total value of $(15,180,913).	(15,407,500)	(15,407,500)
Deutsche Bank Securities, Inc., 2.36% (M), dated 09/26/2018, to be repurchased at $(9,991,161) on 10/10/2018. Collateralized by U.S. Government Obligations, 1.88% - 4.50%, due 04/30/2022 - 08/15/2039 and with a total value of $(10,005,886).	(9,982,000)	(9,982,000)
JPMorgan Securities LLC, 2.00% (M), dated 09/18/2018, to be repurchased at $(3,946,942) on 10/02/2018. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2048, and with a value of $(3,894,999).	(3,943,875)	(3,943,875)
RBS Securities, Inc., 2.14% (M), dated 07/19/2018, to be repurchased at $(9,666,578) on 10/19/2018. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and Cash with a total value of $(9,528,969).	(9,614,000)	(9,614,000)
RBS Securities, Inc., 2.14% (M), dated 07/23/2018, to be repurchased at $(2,910,958) on 10/23/2018. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and Cash with a total value of $(2,883,767).	(2,895,125)	(2,895,125)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

RBS Securities, Inc., 2.17% (M), dated 07/27/2018, to be repurchased at $(1,737,791) on 10/29/2018. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027, and Cash with a total value of $(1,802,609).

	$ (1,728,000)	$ (1,728,000)
RBS Securities, Inc., 2.24% (M), dated 08/22/2018, to be repurchased at $(6,116,185) on 11/20/2018. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and Cash with a total value of $(6,143,677).	(6,082,125)	(6,082,125)
RBS Securities, Inc., 2.50% (M), dated 09/27/2018, to be repurchased at $(2,985,829) on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.88%, due 05/15/2028, and Cash with a total value of $(3,116,537).	(2,985,000)	(2,985,000)
Royal Bank of Canada, 2.15% (M), dated 08/13/2018, to be repurchased at $(1,845,276) on 10/16/2018. Collateralized by U.S. Government Obligations, Zero Coupon - 2.38%, due 12/13/2018 - 05/15/2027, and with a total value of $(1,868,754).	(1,838,250)	(1,838,250)
Royal Bank of Canada, 2.17% (M), dated 08/16/2018, to be repurchased at $(7,708,953) on 10/17/2018. Collateralized by U.S. Government Obligations, Zero Coupon - 4.50%, due 12/13/2018 - 08/15/2039, and with a total value of $(7,706,167).	(7,680,250)	(7,680,250)
Royal Bank of Canada, 2.19% (M), dated 08/21/2018, to be repurchased at $(2,364,904) on 10/23/2018. Collateralized by U.S. Government Obligations, Zero Coupon - 3.00%, due 12/13/2018 - 02/15/2048, and with a total value of $(2,332,017).	(2,355,875)	(2,355,875)

Total Reverse Repurchase Agreements (Cost $150,026,000)		$ (150,026,000)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount	Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD 2,325.00	06/21/2019	USD 327,239,954	1,123	$6,070,419	$2,953,490

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	CSS	3-Month USD-LIBOR	Receive	1.85%	11/30/2018	USD 41,200,000	$59,452	$6
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	CITI	3-Month USD-LIBOR	Receive	2.00	12/19/2018	USD 41,200,000	91,274	66
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Receive	2.15	01/31/2019	USD 46,000,000	48,300	1,091
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	DUB	3-Month USD-LIBOR	Receive	3.02	07/09/2020	USD 69,200,000	256,040	179,854
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Receive	3.04	06/22/2020	USD 42,400,000	154,022	109,821
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	MSC	3-Month USD-LIBOR	Receive	3.04	06/22/2020	USD 145,300,000	525,986	376,343
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.30	10/21/2019	USD 8,600,000	817,000	1,465,377

Total							$1,952,074	$2,132,558

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price	Expiration Date	Notional Amount	Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD 121.00	10/26/2018	USD 2,138,040	18	$(5,160)	$(281)
Put - 10-Year U.S. Treasury Note Futures	USD 119.00	10/26/2018	USD 2,138,040	18	(4,878)	(9,563)

Total					$(10,038)	$(9,844)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Call - 1-Year	DUB	3-Month USD-LIBOR	Receive	2.96%	07/09/2021	USD 69,200,000	$(331,295)	$(257,457)
Call - 1-Year	GSB	3-Month USD-LIBOR	Receive	3.02	06/21/2021	USD 42,400,000	(205,894)	(164,470)
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	3.02	06/21/2021	USD 145,300,000	(682,910)	(565,929)
Call - 10-Year	CITI	3-Month USD-LIBOR	Receive	2.19	12/19/2018	USD 8,700,000	(91,706)	(426)
Call - 10-Year	GSB	3-Month USD-LIBOR	Receive	2.21	01/31/2019	USD 9,200,000	(48,300)	(2,054)
Call - 10-Year	CITI	3-Month USD-LIBOR	Receive	2.92	11/13/2018	USD 1,100,000	(3,190)	(1,210)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.00	10/21/2019	USD 43,000,000	(817,000)	(2,246,278)
Put - 10-Year	CITI	3-Month USD-LIBOR	Pay	3.22	11/13/2018	USD 1,100,000	(3,025)	(3,078)

Total							$(2,183,320)	$(3,240,902)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(2,193,358)	$(3,250,746)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.50%	Semi-Annually/Quarterly	06/21/2027	USD 15,400,000	$1,870,510	$1,134,283	$736,227
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/Quarterly	12/21/2026	USD 500,000	47,806	23,307	24,499
3-Month USD-LIBOR	Receive	2.25	Semi-Annually/Quarterly	12/16/2022	USD 700,000	(18,818)	3,038	(21,856)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/Quarterly	06/20/2028	USD 71,200,000	4,790,070	4,271,204	518,866
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD 2,100,000	93,908	22,839	71,069
3-Month USD-LIBOR	Pay	2.75	Semi-Annually/Quarterly	12/20/2047	USD 3,700,000	280,552	(69,588)	350,140
6-Month EUR-EURIBOR	Receive	2.04	Semi-Annually/Annually	02/03/2037	EUR 5,100,000	724	(72,527)	73,251
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	03/20/2029	GBP 8,700,000	217,874	139,197	78,677
6-Month GBP-LIBOR	Pay	2.04	Semi-Annually	02/01/2037	GBP 4,600,000	(53,624)	(81,057)	27,433
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY 480,000,000	10,230	65,012	(54,782)

Total						$7,239,232	$5,435,708	$1,803,524

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (Q)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (R)	Value (S)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD 3,200,000	$34,037	$(138,782)	$172,819
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD 1,700,000	13,260	(101,827)	115,087

Total						$47,297	$(240,609)	$287,906

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (T)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount	Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF (D)	CITI	Receive	Quarterly	05/23/2019	USD 61,969,528	10,398	$441,568	$(1,836)	$443,404
iShares MSCI EAFE ETF	GSI	Receive	Quarterly	08/14/2019	USD 2,802,468	476	54,778	—	54,778

Total							$496,346	$(1,836)	$498,182

									Value
OTC Swap Agreements, at value (Assets)									$543,643

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	223	12/17/2018	$54,459,673	$54,267,050	$—	$(192,623)
90-Day Eurodollar	Long	627	12/16/2019	151,832,445	151,828,050	—	(4,395)
90-Day Eurodollar	Short	(627)	12/14/2020	(151,793,689)	(151,788,863)	4,826	—
5-Year U.S. Treasury Note	Long	529	12/31/2018	59,713,966	59,500,102	—	(213,864)
10-Year U.S. Treasury Bond	Short	(169)	12/19/2018	(21,401,130)	(21,294,000)	107,130	—
10-Year U.S. Treasury Note	Long	215	12/19/2018	25,902,741	25,537,969	—	(364,772)
E-Mini Russell 2000® Index	Long	372	12/21/2018	31,995,234	31,634,880	—	(360,354)
Euro OAT Index	Short	(38)	12/06/2018	(6,737,329)	(6,664,314)	73,015	—
German Euro Bund Index	Short	(9)	12/06/2018	(1,672,890)	(1,659,269)	13,621	—
S&P 500® E-Mini Index	Long	1,930	12/21/2018	279,961,851	281,683,500	1,721,649	—
U.S. Treasury Bond	Long	58	12/19/2018	9,116,104	8,948,313	—	(167,791)
U.S. Treasury Bond	Short	(266)	12/19/2018	(37,796,073)	(37,373,000)	423,073	—

Total						$2,343,314	$(1,303,799)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/15/2018	RUB	49,450,549	USD	731,517	$22,115	$—
BNP	12/19/2018	INR	22,584,360	USD	318,000	—	(9,538)
BOA	11/02/2018	USD	2,061,959	GBP	1,577,000	3,488	—
CITI	10/02/2018	USD	1,074,401	EUR	923,000	2,582	—
CITI	10/15/2018	RUB	43,669,927	USD	646,483	19,052	—
CITI	11/14/2018	MXN	30,163,000	USD	1,596,044	3,965	—
CITI	12/17/2018	COP	933,568,500	USD	300,241	14,355	—
CITI	12/19/2018	IDR	4,725,480,000	USD	318,000	—	(4,152)
CITI	03/15/2019	USD	763,647	EUR	600,000	56,906	—
CSS	10/05/2018	USD	123,963	EUR	100,000	7,812	—
CSS	10/05/2018	USD	249,499	EUR	200,000	17,198	—
GSB	10/02/2018	EUR	1,334,000	USD	1,552,236	—	(3,151)
GSB	10/15/2018	USD	41,144	RUB	2,792,195	—	(1,409)
GSB	01/02/2019	USD	140,337	DKK	895,000	—	(229)
HSBC	10/01/2018	USD	140,724	DKK	895,000	1,367	—
HSBC	10/02/2018	USD	297,957	CAD	389,000	—	(3,224)
JPM	10/01/2018	USD	514,181	DKK	3,490,000	—	(29,232)
JPM	10/01/2018	DKK	56,000	USD	8,685	35	—
JPM	10/02/2018	GBP	1,146,000	USD	1,496,921	—	(3,094)
SCB	10/02/2018	USD	3,508,530	GBP	2,723,000	—	(40,940)

Total						$148,875	$(94,969)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$22,764,137	$—	$22,764,137
Corporate Debt Securities	—	181,130,311	—	181,130,311
Foreign Government Obligations	—	17,409,027	—	17,409,027
Mortgage-Backed Securities	—	16,225,245	—	16,225,245
Municipal Government Obligations	—	2,960,782	—	2,960,782
U.S. Government Agency Obligations	—	78,451,215	—	78,451,215
U.S. Government Obligations	—	210,858,265	—	210,858,265
Commercial Paper	—	3,386,904	—	3,386,904
Short-Term Foreign Government Obligations	—	463,900	—	463,900
Short-Term U.S. Government Obligations	—	6,043,570	—	6,043,570
Other Investment Company	4,014,450	—	—	4,014,450
Repurchase Agreements	—	325,810,390	—	325,810,390
Exchange-Traded Options Purchased	2,953,490	—	—	2,953,490
Over-the-Counter Interest Rate Swaptions Purchased	—	2,132,558	—	2,132,558

Total Investments	$6,967,940	$867,636,304	$—	$874,604,244

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$7,311,674	$—	$7,311,674
Over-the-Counter Credit Default Swap Agreements	—	47,297	—	47,297
Over-the-Counter Total Return Swap Agreements	—	496,346	—	496,346
Futures Contracts (V)	2,343,314	—	—	2,343,314
Forward Foreign Currency Contracts (V)	—	148,875	—	148,875

Total Other Financial Instruments	$2,343,314	$8,004,192	$—	$10,347,506

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(150,026,000)	$—	$(150,026,000)
Exchange-Traded Options Written	(9,844)	—	—	(9,844)
Over-the-Counter Interest Rate Swaptions Written	—	(3,240,902)	—	(3,240,902)
Centrally Cleared Interest Rate Swap Agreements	—	(72,442)	—	(72,442)
Futures Contracts (V)	(1,303,799)	—	—	(1,303,799)
Forward Foreign Currency Contracts (V)	—	(94,969)	—	(94,969)

Total Other Financial Instruments	$(1,313,643)	$(153,434,313)	$—	$(154,747,956)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $91,120,598, representing 14.5% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Illiquid security. At September 30, 2018, the value of such securities amounted to $11,059,367 or 1.8% of the Portfolio’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,929,363. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2018, the total value of Regulation S securities is $11,086,984, representing 1.8% of the Portfolio’s net assets.
(I)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2018; the maturity date disclosed is the ultimate maturity date.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2018, the value of the security is $1,167,153, representing 0.2% of the Portfolio’s net assets.
(K)	Securities are subject to sale-buyback transactions.
(L)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $2,000,434.
(M)	Rates disclosed reflect the yields at September 30, 2018.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $709,621.
(O)	All or a portion of the security has been segregated by the custodian as collateral for open TBA commitment transactions. The value of the security is $295,691.
(P)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $1,873,041.
(Q)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(U)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(V)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
COP	Columbian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.6%
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 3.44% (A), 04/25/2026 (B)	$ 345,940	$ 345,984
Babson CLO, Ltd.
Series 2014-IIA, Class AR,
3-Month LIBOR + 1.15%, 3.49% (A), 10/17/2026 (B)	300,000	300,012
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1-Month LIBOR + 1.20%, 3.42% (A), 01/25/2045	346,384	344,258
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR,
3-Month LIBOR + 0.89%, 3.23% (A), 10/29/2025 (B)	164,725	164,661
California Republic Auto Receivables Trust
Series 2018-1, Class A1,
2.45%, 07/15/2019	199,193	199,197
Colony Starwood Homes Trust
Series 2016-1A, Class A,
1-Month LIBOR + 1.50%, 3.66% (A), 07/17/2033 (B)	360,908	362,418
Crown Point CLO, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 3.28% (A), 07/17/2028 (B)	600,000	599,993
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 3.49% (A), 01/16/2026 (B)	908,720	908,814
Denali Capital CLO XI, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 1.15%, 3.50% (A), 04/20/2027 (B)	211,716	211,741
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.24% (A), 10/15/2027 (B)	900,000	898,572
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 3.10% (A), 03/25/2035	229,165	230,577
Figueroa CLO, Ltd.
Series 2013-2A, Class A1RR,
3-Month LIBOR + 0.85%, 3.19% (A), 06/20/2027 (B)	300,000	299,317

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Flagship CLO, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 3.19% (A), 01/16/2026 (B)	$ 300,000	$ 299,352
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
3-Month LIBOR + 1.12%, 3.47% (A), 01/20/2026 (B)	613,906	613,913
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027(B)	1,200,000	1,160,632
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 3.49% (A), 01/21/2028 (B)	300,000	299,990
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 3.45% (A), 10/22/2025 (B)	800,000	800,068
KVK CLO, Ltd.
Series 2013-2A, Class AR,
3-Month LIBOR + 1.15%, 3.49% (A), 01/15/2026 (B)	229,952	229,976
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.90%, 3.24% (A), 04/15/2028 (B)	1,000,000	998,507
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 3.14% (A), 10/15/2026 (B)	500,000	499,123
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 2.92% (A), 12/26/2031 (B)	28,239	28,372
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR,
3-Month LIBOR + 1.13%, 3.48% (A), 07/20/2026 (B)	500,000	500,156
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 3.57% (A), 10/20/2026 (B)	300,000	300,049
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 0.00% (A), 11/15/2026 (B) (C) (D)	500,000	500,000
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 3.17% (A), 11/25/2065 (B)	331,991	336,269
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 3.61% (A), 02/17/2032(B)	865,960	884,702

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2016-C, Class A1,
1-Month LIBOR + 0.55%, 2.71% (A), 11/15/2023(B)	$ 29,924	$ 29,928
Zais CLO 1, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 0.00% (A), 04/15/2028 (B) (C) (D)	500,000	500,000
Zephyrus Capital Aviation Partners, Ltd.
Series 2018-1, Class A,
1.00%, 10/15/2038 (B) (C) (D)	900,000	886,666

Total Asset-Backed Securities (Cost $13,647,607)		13,733,247

CORPORATE DEBT SECURITIES - 35.4%
Aerospace & Defense - 0.0% (E)
United Technologies Corp.
3.95%, 08/16/2025	100,000	99,527

Airlines - 0.9%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	378,819	353,034
3.25%, 04/15/2030	94,783	88,895
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B) (D)	199,958	199,958
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	38,628	38,628
5.50%, 04/29/2022	29,513	30,113
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	1,021,730	1,000,784
United Airlines Pass-Through Trust
2.88%, 04/07/2030	486,785	452,379
3.10%, 04/07/2030	486,785	453,927

		2,617,718

Banks - 8.3%
Bank of America Corp.
2.63%, 10/19/2020, MTN	560,000	553,235
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	2,481,000	2,328,642
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B) (D)	400,000	399,323
Bank of Montreal
1.75%, 06/15/2021 (B) (F)	900,000	865,472
2.55%, 11/06/2022, MTN	200,000	192,787
Barclays PLC
3.25%, 02/12/2027, MTN (G)	GBP 400,000	505,784
3.65%, 03/16/2025	$ 500,000	469,539
4.34%, 01/10/2028	400,000	378,534
BNP Paribas SA
3.38%, 01/09/2025 (B)	900,000	851,991
BPCE SA
3-Month LIBOR + 1.24%, 3.57% (A), 09/12/2023 (B) (D)	800,000	799,976
Citigroup, Inc.
2.05%, 12/07/2018	830,000	829,245
3-Month LIBOR + 0.86%, 3.18% (A), 12/07/2018	370,000	370,505
4.40%, 06/10/2025	300,000	300,050
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	1,400,000	1,347,277
HSBC USA, Inc.
2.38%, 11/13/2019	180,000	178,808
2.75%, 08/07/2020	1,650,000	1,636,326
3-Month LIBOR + 0.61%, 2.95% (A), 11/13/2019	100,000	100,490

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
ING Groep NV
3-Month LIBOR + 1.00%, 3.40% (A), 10/02/2023 (C)	$ 900,000	$ 899,784
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	198,232
3.90%, 07/15/2025	100,000	99,965
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	195,093
4.55%, 08/16/2028	1,000,000	985,844
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	248,882
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 1.88%, 4.20% (A), 03/01/2021	535,000	552,437
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	196,797
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 3.33% (A), 09/11/2024 (F)	400,000	401,795
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	15,000	14,806
MUFG Bank, Ltd.
2.30%, 03/05/2020 (B)	200,000	197,286
National Australia Bank, Ltd.
1.38%, 07/12/2019	500,000	494,973
Royal Bank of Scotland Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	397,540
Fixed until 08/15/2021, 8.63% (A), 08/15/2021(H)	600,000	642,750
Santander UK Group Holdings PLC
2.88%, 10/16/2020	860,000	848,354
3.13%, 01/08/2021	100,000	98,635
Santander UK PLC
2.38%, 03/16/2020	1,700,000	1,678,733
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (G)	400,000	401,800
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (G) (H)	EUR 400,000	540,167
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 860,000	850,079
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	200,000	180,418
Swedbank AB
2.20%, 03/04/2020 (B)	450,000	443,392
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	80,000	78,741
3.00%, 02/19/2025, MTN	200,000	189,318
Fixed until 05/22/2027, 3.58% (A), 05/22/2028, MTN	300,000	287,844
Wells Fargo Bank NA
3.55%, 08/14/2023	1,000,000	995,314
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	700,000	685,771

		24,912,734

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	400,000	384,922

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.4%
AbbVie, Inc.
2.90%, 11/06/2022	$ 350,000	$ 340,027
3.20%, 11/06/2022	1,000,000	982,891

		1,322,918

Building Products - 0.2%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	410,000	403,552
Masco Corp.
4.45%, 04/01/2025	20,000	20,196
Owens Corning
3.40%, 08/15/2026	300,000	275,119
4.20%, 12/01/2024	20,000	19,808

		718,675

Capital Markets - 2.9%
Brighthouse Holdings LLC
6.50% (I), 07/27/2037 (B) (D) (H)	200,000	191,000
Charles Schwab Corp.
Fixed until 12/01/2027, 5.00% (A), 12/01/2027 (H)	500,000	483,125
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	400,000	376,131
4.28%, 01/09/2028(B)	400,000	389,033
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	900,000	868,050
Deutsche Bank AG
4.25%, 10/14/2021	400,000	397,488
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	60,000	58,806
3.85%, 07/08/2024, MTN	2,300,000	2,286,655
Intercontinental Exchange, Inc.
2.75%, 12/01/2020	40,000	39,663
Lazard Group LLC
3.75%, 02/13/2025	30,000	28,933
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	400,000	396,603
4.00%, 07/23/2025, MTN	60,000	59,800
5.50%, 07/24/2020, MTN	1,900,000	1,971,307
S&P Global, Inc.
4.40%, 02/15/2026	40,000	41,034
UBS AG
4.50%, 06/26/2048 (B)	600,000	621,334
UBS Group Funding Switzerland AG
4.13%, 09/24/2025 (B)	400,000	397,514

		8,606,476

Chemicals - 0.3%
International Flavors & Fragrances, Inc.
3.40%, 09/25/2020	400,000	400,392
SASOL Financing USA LLC
5.88%, 03/27/2024	400,000	407,568

		807,960

Commercial Services & Supplies - 0.3%
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	15,000	14,116
7.00%, 10/15/2037 (B)	300,000	375,701

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Republic Services, Inc.
3.55%, 06/01/2022	$ 500,000	$ 499,871

		889,688

Consumer Finance - 1.2%
American Express Credit Corp.
3-Month LIBOR + 0.49%, 2.80% (A), 08/15/2019, MTN	100,000	100,317
3-Month LIBOR + 0.78%, 3.12% (A), 11/05/2018, MTN	50,000	50,015
Daimler Finance North America LLC
1.50%, 07/05/2019 (B)	200,000	198,038
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 3.30% (A), 09/24/2020, MTN	400,000	400,453
5.75%, 02/01/2021	400,000	415,817
General Motors Financial Co., Inc.
3.20%, 07/13/2020	150,000	149,567
3.70%, 11/24/2020	830,000	833,937
Hyundai Capital America
2.50%, 03/18/2019 (B)	500,000	498,885
Synchrony Financial
2.70%, 02/03/2020	15,000	14,832
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	200,000	198,453
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	700,000	696,435

		3,556,749

Diversified Consumer Services - 0.6%
Nationwide Building Society
3.90%, 07/21/2025 (B)	1,900,000	1,879,754

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025	1,000,000	989,466
BRFkredit A/S
1.00%, 10/01/2018, MTN	DKK 1,100,000	171,177
Helios Leasing I LLC
1.56%, 09/28/2024	$ 104,936	99,510
ORIX Corp.
3.25%, 12/04/2024	600,000	571,227
Protective Life Global Funding
2.70%, 11/25/2020 (B)	830,000	818,295
Tagua Leasing LLC
1.58%, 11/16/2024	109,236	103,894
Voya Financial, Inc.
Fixed until 01/23/2028, 4.70% (A), 01/23/2048 (B)	200,000	178,000

		2,931,569

Diversified Telecommunication Services - 1.6%
AT&T, Inc.
3-Month LIBOR + 0.93%, 3.32% (A), 06/30/2020	40,000	40,398
3.40%, 05/15/2025	580,000	552,200
3-Month LIBOR + 1.18%, 3.51% (A), 06/12/2024	1,000,000	1,004,500
4.30%, 02/15/2030 (B)	527,000	506,814
5.25%, 03/01/2037	600,000	597,990
Verizon Communications, Inc.
3.38%, 02/15/2025	697,000	676,562

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.33%, 09/21/2028 (B)	$ 717,000	$ 720,840
4.52%, 09/15/2048	848,000	806,427

		4,905,731

Electric Utilities - 1.8%
AEP Texas, Inc.
3.95%, 06/01/2028 (B) (D)	500,000	496,847
Appalachian Power Co.
3.40%, 06/01/2025	650,000	634,184
Duke Energy Corp.
3.75%, 04/15/2024	100,000	100,233
3.95%, 10/15/2023	300,000	303,689
Duke Energy Florida LLC
3.80%, 07/15/2028	500,000	499,577
Electricite de France SA
3.63%, 10/13/2025 (B)	800,000	773,912
Entergy Louisiana LLC
3.30%, 12/01/2022	100,000	98,331
Entergy Mississippi, Inc.
2.85%, 06/01/2028	1,100,000	1,006,117
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	300,000	290,981
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	200,000	193,683
Pacific Gas & Electric Co.
3.50%, 06/15/2025	20,000	19,082
4.25%, 08/01/2023 (B) (D)	300,000	301,545
Southwestern Electric Power Co.
6.20%, 03/15/2040	600,000	714,966

		5,433,147

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	300,000	283,549
Flex, Ltd.
4.75%, 06/15/2025	20,000	20,103

		303,652

Energy Equipment & Services - 0.4%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	850,000	899,395
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (D) (G)	202,500	198,197

		1,097,592

Equity Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	96,433
4.30%, 01/15/2026	1,090,000	1,080,587
4.50%, 07/30/2029	200,000	199,133
American Tower Corp.
3.38%, 10/15/2026	600,000	558,816
4.00%, 06/01/2025	300,000	294,919
4.40%, 02/15/2026	670,000	670,775
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	600,000	585,501
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 3.36% (A), 02/01/2022	600,000	600,076
Crown Castle International Corp.
4.45%, 02/15/2026	200,000	201,061
5.25%, 01/15/2023	900,000	943,529

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Digital Realty Trust, LP
3.95%, 07/01/2022	$ 860,000	$ 865,371
Federal Realty Investment Trust
3.63%, 08/01/2046	150,000	128,167
Kilroy Realty, LP
4.38%, 10/01/2025	590,000	588,432
Mid-America Apartments, LP
4.00%, 11/15/2025	580,000	570,783
National Retail Properties, Inc.
4.80%, 10/15/2048	500,000	501,518
Prologis, LP
3.75%, 11/01/2025	20,000	20,001
Unibail-Rodamco SE
3-Month LIBOR + 0.77%, 3.11% (A), 04/16/2019, MTN (G)	200,000	200,465
Welltower, Inc.
4.95%, 09/01/2048	300,000	297,925
WP Carey, Inc.
4.60%, 04/01/2024	400,000	403,368

		8,806,860

Food Products - 0.2%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	20,000	19,848
4.38%, 06/01/2046	300,000	264,959
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	200,000	202,366

		487,173

Gas Utilities - 0.3%
ONE Gas, Inc.
2.07%, 02/01/2019	300,000	298,925
Southern California Gas Co.
4.13%, 06/01/2048	500,000	495,683

		794,608

Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp.
3.38%, 05/15/2022	650,000	643,149
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,620,000	1,604,254
3.15%, 04/01/2022	30,000	29,386
3.55%, 04/01/2025	30,000	28,785

		2,305,574

Health Care Providers & Services - 0.6%
Aetna, Inc.
3.50%, 11/15/2024	20,000	19,560
AHS Hospital Corp.
5.02%, 07/01/2045	400,000	445,046
CVS Health Corp.
4.10%, 03/25/2025	100,000	99,732
4.30%, 03/25/2028	350,000	347,256
4.78%, 03/25/2038	50,000	49,761
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	200,000	204,257
HCA, Inc.
5.63%, 09/01/2028	200,000	201,000
Humana, Inc.
4.80%, 03/15/2047	200,000	203,985
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	363,148

		1,933,745

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp.
3.80%, 04/01/2028, MTN	$ 800,000	$ 788,856

Independent Power & Renewable Electricity Producers - 0.0% (E)
Exelon Generation Co. LLC
6.25%, 10/01/2039	100,000	108,875

Insurance - 2.2%
Berkshire Hathaway Finance Corp.
4.20%, 08/15/2048	200,000	198,660
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	40,000	38,881
First American Financial Corp.
4.60%, 11/15/2024	20,000	19,983
Great-West Lifeco Finance, LP
4.05%, 05/17/2028 (B)	200,000	201,273
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	820,000	805,181
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	20,000	19,641
Meiji Yasuda Life Insurance Co.
Fixed until 04/26/2028, 5.10% (A), 04/26/2048 (B) (F)	600,000	603,750
MetLife, Inc.
4.05%, 03/01/2045	20,000	18,711
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	147,461
2.30%, 04/10/2019 (B)	100,000	99,803
2.50%, 12/03/2020 (B) (F)	950,000	935,276
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,000,000	899,210
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	830,000	816,956
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	600,000	591,508
3.00%, 04/18/2026 (B)	300,000	278,721
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	110,000	109,984
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	800,000	776,110
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	92,442
XLIT, Ltd.
4.45%, 03/31/2025	20,000	19,814

		6,673,365

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	193,742
5.20%, 12/03/2025	410,000	450,243

		643,985

IT Services - 0.1%
Fidelity National Information Services, Inc.
4.50%, 10/15/2022	424,000	435,908

Life Sciences Tools & Services - 0.0% (E)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	40,000	39,632

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.2%
Wabtec Corp.
4.15%, 03/15/2024	$ 600,000	$ 595,779

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	300,000	285,531

Media - 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	500,000	478,352
4.46%, 07/23/2022	1,800,000	1,830,138
5.38%, 05/01/2047	300,000	284,252
Comcast Corp.
4.40%, 08/15/2035	20,000	19,625
4.75%, 03/01/2044	600,000	598,438
Discovery Communications LLC
5.00%, 09/20/2037	300,000	292,524
Sky PLC
3.13%, 11/26/2022 (B)	80,000	78,373

		3,581,702

Multi-Utilities - 0.6%
CenterPoint Energy, Inc.
Fixed until 09/01/2023, 6.13% (A), 09/01/2023 (H)	500,000	508,125
DTE Electric Co.
3.70%, 06/01/2046 (F)	1,000,000	923,103
E.ON International Finance BV
6.65%, 04/30/2038 (B)	300,000	358,885
Sempra Energy
2.88%, 10/01/2022	150,000	145,439

		1,935,552

Oil, Gas & Consumable Fuels - 1.8%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	300,000	292,665
Concho Resources, Inc.
3.75%, 10/01/2027	300,000	286,349
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (G)	400,000	420,000
Energy Transfer Partners, LP
4.05%, 03/15/2025	200,000	195,772
4.75%, 01/15/2026	40,000	40,413
7.50%, 07/01/2038	100,000	119,392
Eni SpA
4.75%, 09/12/2028 (B)	200,000	198,094
Enterprise Products Operating LLC
3.70%, 02/15/2026	870,000	856,670
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,000,000	1,073,470
Shell International Finance BV
4.00%, 05/10/2046	400,000	391,414
Sinopec Group Overseas Development 2018, Ltd.
4.13%, 09/12/2025 (B) (D) (F)	500,000	495,511
TransCanada PipeLines, Ltd.
7.63%, 01/15/2039	300,000	399,447
TransCanada Trust
Fixed until 03/15/2027, 5.30% (A), 03/15/2077	200,000	190,250

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	$ 20,000	$ 19,265
3.70%, 03/15/2028 (B)	500,000	469,085

		5,447,797

Pharmaceuticals - 1.1%
Allergan Funding SCS
3.85%, 06/15/2024	1,160,000	1,147,352
Baxalta, Inc.
3.60%, 06/23/2022	6,000	5,957
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,000,000	957,391
Mylan, Inc.
4.55%, 04/15/2028 (B)	200,000	194,429
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	200,000	190,467
3.20%, 09/23/2026	300,000	276,485
Zoetis, Inc.
3.90%, 08/20/2028	400,000	395,881

		3,167,962

Professional Services - 0.2%
IHS Markit, Ltd.
4.75%, 08/01/2028	500,000	501,665

Road & Rail - 0.6%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047 (F)	800,000	792,975
5.15%, 09/01/2043	200,000	224,256
Kansas City Southern
4.95%, 08/15/2045	500,000	514,093
Union Pacific Corp.
4.10%, 09/15/2067	200,000	177,099

		1,708,423

Software - 0.3%
Microsoft Corp.
4.10%, 02/06/2037	500,000	516,473
Oracle Corp.
2.95%, 05/15/2025	290,000	278,263

		794,736

Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025	100,000	94,999
4.85%, 04/01/2024	100,000	98,968

		193,967

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
3-Month LIBOR + 0.30%, 2.64% (A), 05/06/2019	100,000	100,168
2.90%, 09/12/2027	300,000	282,731
3.35%, 02/09/2027	300,000	293,466
3.75%, 09/12/2047	200,000	188,023
4.65%, 02/23/2046	200,000	216,068
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (B)	600,000	720,053

		1,800,509

Tobacco - 0.3%
BAT Capital Corp.
4.39%, 08/15/2037 (B)	800,000	744,266

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco (continued)
BAT International Finance PLC
3.50%, 06/15/2022 (B)	$ 20,000	$ 19,794
Reynolds American, Inc.
4.00%, 06/12/2022	20,000	20,124

		784,184

Trading Companies & Distributors - 0.1%
GATX Corp.
3.25%, 09/15/2026	250,000	230,094

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.95%, 03/10/2025 (B)	400,000	391,913
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	20,000	19,038
3.90%, 03/22/2023 (B)	200,000	198,867

		609,818

Water Utilities - 0.0% (E)
American Water Capital Corp.
3.40%, 03/01/2025	20,000	19,641

Wireless Telecommunication Services - 0.3%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	400,000	399,820
5.15%, 09/20/2029 (B)	400,000	401,960

		801,780

Total Corporate Debt Securities (Cost $108,062,863)		105,946,533

FOREIGN GOVERNMENT OBLIGATIONS - 3.3%
Canada - 0.7%
Province of Ontario
1.65%, 09/27/2019	1,200,000	1,185,541
Province of Quebec
2.50%, 04/20/2026	900,000	848,061

		2,033,602

Greece - 0.1%
Hellenic Republic Treasury Bill
1.27%, 03/15/2019	EUR 300,000	346,775

Japan - 1.0%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	$ 1,800,000	1,697,007
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	1,500,000	1,447,751

		3,144,758

Kuwait - 0.2%
Kuwait International Government Bond
3.50%, 03/20/2027 (B)	500,000	490,000

Qatar - 1.0%
Qatar Government International Bond
2.38%, 06/02/2021 (G)	2,800,000	2,721,768
4.50%, 01/20/2022 (G)	200,000	206,040

		2,927,808

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of Korea - 0.1%
Export-Import Bank of Korea
3-Month LIBOR + 0.70%, 3.01% (A), 05/26/2019	$ 200,000	$ 200,210

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
4.63%, 10/04/2047 (B)	400,000	385,320

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	500,000	472,500

Total Foreign Government Obligations (Cost $10,318,107)		10,000,973

MORTGAGE-BACKED SECURITIES - 3.0%
Aggregator of Loans Backed by Assets PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.98% (A), 04/24/2049 (G)	GBP 237,869	311,270
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
4.20% (A), 05/25/2034	$ 14,434	14,620
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 2.66% (A), 07/25/2035	14,480	14,521
BX Trust
Series 2017-APPL, Class A,
1-Month LIBOR + 0.88%, 3.04% (A), 07/15/2034 (B)	1,627,872	1,627,874
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7,
5.50%, 05/25/2034	165,600	167,970
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	400,000	396,350
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,000,000	987,688
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.96% (A), 12/10/2044 (G)	GBP 140,197	180,784
Federal Home Loan Mortgage Corp.
Series W5FX, Class AFX,
3.34% (A), 04/25/2028	$ 1,000,000	967,413
Gemgarto PLC
Series 2015-1, Class A,
3-Month GBP LIBOR + 0.95%, 1.75% (A), 02/16/2047 (G)	GBP 859	1,119
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	$ 600,000	595,034
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (J)	600,758	583,576

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 2.90% (A), 04/25/2028	$ 281,468	$ 271,341
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	900,000	883,175
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.13% (A), 12/15/2048	1,677,274	57,874
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 2.74% (A), 05/25/2035	61,917	62,069
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.98% (A), 06/10/2043 (G)	GBP 150,236	194,001
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 1.00% (A), 06/10/2059 (G)	432,269	545,705
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.55% (A), 06/10/2059 (G)	83,592	101,755
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 1.15% (A), 06/10/2059 (G)	99,997	123,576
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.35% (A), 06/10/2059 (G)	78,123	96,745
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	$ 900,000	874,764

Total Mortgage-Backed Securities (Cost $9,268,944)		9,059,224

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	268,592
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	275,404
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	421,317

		965,313

Florida - 0.1%
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	200,000	196,672

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 0.1%
City of Chicago, General Obligation Unlimited,
Series B,
7.05%, 01/01/2029	$ 300,000	$ 320,502

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	200,000	176,566

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	235,000	238,062

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	200,000	207,254

Utah - 0.0% (E)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 2.97% (A), 12/26/2031	33,420	33,557

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	190,000	189,842

Total Municipal Government Obligations (Cost $2,288,261)		2,327,768

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.3%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,350,000	7,248,724
2.38%, 01/13/2022	7,500,000	7,370,438
4.50%, 08/01/2048	1,302,529	1,350,751
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 2.78% (A), 02/25/2023	264,764	265,492
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.43% (A), 01/15/2038	859,827	859,006
1-Month LIBOR + 0.40%, 2.56% (A), 02/15/2041 - 09/15/2045	368,427	370,152
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.48% (A), 01/15/2038	859,827	35,783
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 3.73% (A), 09/15/2043	1,046,522	151,271
Federal National Mortgage Association
3.50%, 06/01/2045	296,703	293,244
3.50%, TBA (C)	23,100,000	22,706,704
3.70%, 09/01/2034	467,418	464,747
4.50%, TBA (C)	1,000,000	1,029,975

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.57%, 2.79% (A), 06/25/2041	$ 305,721	$ 309,028
1-Month LIBOR + 0.75%, 2.97% (A), 05/25/2040	283,321	286,395
1-Month LIBOR + 0.85%, 3.07% (A), 11/25/2039	839,401	860,703
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	568,002	49,341
Government National Mortgage Association
1-Month LIBOR + 0.80%, 2.88% (A), 05/20/2066 - 06/20/2066	2,235,260	2,267,406

Total U.S. Government Agency Obligations (Cost $46,207,177)		45,919,160

U.S. GOVERNMENT OBLIGATIONS - 41.7%
U.S. Treasury - 39.6%
U.S. Treasury Bond
2.75%, 08/15/2047	1,500,000	1,373,730
2.88%, 11/15/2046 (K)	1,700,000	1,598,797
3.00%, 02/15/2048 (K)	1,930,000	1,857,399
3.13%, 05/15/2048 (C) (K)	3,520,000	3,473,113
4.25%, 05/15/2039 (K)	3,400,000	3,964,984
4.25%, 11/15/2040	1,200,000	1,404,281
4.38%, 11/15/2039 (K)	4,000,000	4,746,406
4.38%, 05/15/2040 - 05/15/2041	2,580,000	3,068,290
4.50%, 08/15/2039 (K)	16,630,000	20,035,902
6.25%, 05/15/2030	270,000	353,605
U.S. Treasury Note
1.25%, 04/30/2019 (K) (L)	2,100,000	2,085,480
1.88%, 03/31/2022 - 07/31/2022 (K)	18,600,000	17,956,609
2.00%, 12/31/2021 (K) (L)	2,200,000	2,138,727
2.00%, 11/15/2026 (K)	1,875,000	1,734,668
2.13%, 12/31/2022 (K)	100,000	96,754
2.25%, 02/15/2027 - 08/15/2027 (K)	46,850,000	44,054,892
2.38%, 05/15/2027 (K)	5,100,000	4,842,012
2.75%, 04/30/2023 - 05/31/2023 (K)	2,500,000	2,479,395
2.88%, 05/15/2028 (K)	1,540,000	1,516,780

		118,781,824

U.S. Treasury Inflation-Protected Securities - 2.1%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046 (K)	1,169,916	1,154,500
U.S. Treasury Inflation-Indexed Note
0.50%, 01/15/2028 (K)	3,677,904	3,529,112
0.75%, 07/15/2028	1,505,895	1,481,581

		6,165,193

Total U.S. Government Obligations (Cost $127,012,379)		124,947,017

COMMERCIAL PAPER - 0.6%
Capital Markets - 0.1%
Thomson Reuters Corp.
2.45% (M), 10/01/2018	400,000	399,946

Chemicals - 0.2%
Syngenta AG
2.96% (M), 11/23/2018	700,000	696,899

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Food Products - 0.2%
Campbell Soup Co.
2.86% (M), 12/05/2018	$ 500,000	$ 497,394

Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc.
2.52% (M), 11/16/2018	300,000	299,008

Total Commercial Paper (Cost $1,893,247)		1,893,247

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
Greece - 0.1%
Hellenic Republic Treasury Bill
1.08% (M), 10/05/2018	EUR 100,000	116,103
1.27% (M), 03/15/2019	100,000	115,592

Total Short-Term Foreign Government Obligations (Cost $245,792)		231,695

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.4%
U.S. Treasury Bill
2.02% (M), 10/18/2018 (N)	$ 426,000	425,555
2.05% (M), 11/08/2018 (N)	637,000	635,576
2.14% (M), 12/06/2018 (N)	3,000	2,988
2.14% (M), 12/06/2018	33,000	32,869

Total Short-Term U.S. Government Obligations (Cost $1,096,988)		1,096,988

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (M)	3,125,985	3,125,985

Total Other Investment Company (Cost $3,125,985)		3,125,985

	Principal	Value
REPURCHASE AGREEMENTS - 30.1%
Bank of Nova Scotia, 2.33% (M), dated 09/28/2018, to be repurchased at $32,806,369 on 10/01/2018. Collateralized by U.S. Government Obligations, 3.38%, due 11/08/2018 - 11/15/2019 and with a total value of $32,866,571.	$ 32,800,000	32,800,000
Fixed Income Clearing Corp., 1.25% (M), dated 09/28/2018, to be repurchased at $4,683,537 on 10/01/2018. Collateralized by U.S. Government Obligations, 2.13% - 2.75%, due 11/15/2023 - 11/30/2023, and with a total value of $4,780,043.	4,683,050	4,683,050

	Principal	Value
REPURCHASE AGREEMENTS (continued)

RBC Capital Markets LLC, 2.34% (M), dated 09/28/2018, to be repurchased at $52,810,296 on 10/01/2018. Collateralized by U.S. Government Obligations, 1.88% - 2.13%, due 02/28/2022 - 05/15/2025, and with a total value of $53,886,906.

	$ 52,800,000	$ 52,800,000

Total Repurchase Agreements (Cost $90,283,050)		90,283,050

Total Investments Excluding Purchased Options/Swaptions (Cost $413,450,400)		408,564,887
Total Purchased Options/Swaptions - 0.8% (Cost $3,388,929)		2,353,122

Total Investments (Cost $416,839,329)		410,918,009
Net Other Assets (Liabilities) - (37.1)%		(111,242,699)

Net Assets - 100.0%		$ 299,675,310

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (27.8)%

Bank of Nova Scotia, 2.11% (M), dated 08/02/2018, to be repurchased at $(2,198,968) on 10/05/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $(2,163,893).

	$ (2,190,750)	$ (2,190,750)
Bank of Nova Scotia, 2.11% (M), dated 08/06/2018, to be repurchased at $(24,443,598) on 10/09/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and with a value of $(23,986,197).	(24,352,250)	(24,352,250)
Bank of Nova Scotia, 2.13% (M), dated 08/09/2018, to be repurchased at $(3,642,312) on 10/10/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $(3,575,127).	(3,629,000)	(3,629,000)
CIBC Wood Gundy, 2.13% (M), dated 08/07/2018, to be repurchased at $(10,092,856) on 10/09/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $(9,948,681).	(10,055,375)	(10,055,375)
Deutsche Bank Securities, Inc., 2.36% (M), dated 09/26/2018, to be repurchased at $(4,374,636) on 10/10/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 04/30/2022, and with a value of $(4,377,809).	(4,370,625)	(4,370,625)

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Merrill Lynch Pierce Fenner & Smith, 2.30% (M), dated 09/18/2018, to be repurchased at $(4,335,499) on 10/02/2018. Collateralized by U.S. Government Obligations, 2.88% - 4.38%, due 05/15/2028 - 11/15/2039 and with a total value of $(4,301,744).

	$ (4,331,625)	$ (4,331,625)
RBS Securities, Inc., 2.14% (M), dated 07/19/2018, to be repurchased at $(22,406,824) on 10/19/2018. Collateralized by U.S. Government Obligations, 2.25% - 4.50%, due 08/15/2027 - 08/15/2039, and Cash with a total value of $(22,162,133).	(22,284,950)	(22,284,950)
RBS Securities, Inc., 2.17% (M), dated 07/27/2018, to be repurchased at $(4,923,741) on 10/29/2018. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027 and Cash with a total value of $(5,116,605).	(4,896,000)	(4,896,000)
RBS Securities, Inc., 2.20% (M), dated 08/10/2018, to be repurchased at $(3,089,835) on 11/13/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and Cash with a total value of $(3,164,971).	(3,072,000)	(3,072,000)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

RBS Securities, Inc., 2.50% (M), dated 09/27/2018, to be repurchased at $(1,536,052) on 10/01/2018. Collateralized by a U.S. Government Obligation, 4.25%, due 05/15/2039, and Cash with a total value of $(1,595,479).

	$ (1,535,625)	$ (1,535,625)
Royal Bank of Canada, 2.17% (M), dated 08/16/2018, to be repurchased at $(862,712) on 10/17/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and with a value of $(849,905).	(859,500)	(859,500)
Royal Bank of Canada, 2.17% (M), dated 07/30/2018, to be repurchased at $(1,712,695) on 10/30/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $(1,693,481).	(1,703,250)	(1,703,250)

Total Reverse Repurchase Agreements (Cost $83,280,950)		$ (83,280,950)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD 2,325.00	06/21/2019	USD	118,598,986	407	$2,200,054	$1,070,410

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	CSS	3-Month USD-LIBOR	Receive	1.85%	11/30/2018	USD	25,700,000	$37,086	$4
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	CITI	3-Month USD-LIBOR	Receive	2.00	12/19/2018	USD	25,700,000	56,935	41
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Receive	2.15	01/31/2019	USD	28,500,000	29,925	676
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	DUB	3-Month USD-LIBOR	Receive	3.02	07/09/2020	USD	42,900,000	158,730	111,499
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Receive	3.04	06/22/2020	USD	26,300,000	95,537	68,120
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	MSC	3-Month USD-LIBOR	Receive	3.04	06/22/2020	USD	90,100,000	326,162	233,369
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.30	10/21/2019	USD	5,100,000	484,500	869,003

Total								$1,188,875	$1,282,712

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	121.00	10/26/2018	USD	831,460	7	$(2,177)	$(109)
Put - 10-Year U.S. Treasury Note Futures	USD	119.00	10/26/2018	USD	831,460	7	(2,067)	(3,719)

Total							$(4,244)	$(3,828)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 1-Year	DUB	3-Month USD-LIBOR	Receive	2.96%	07/09/2021	USD	42,900,000	$(205,384)	$(159,608)
Call - 1-Year	GSB	3-Month USD-LIBOR	Receive	3.02	06/21/2021	USD	26,300,000	(127,713)	(102,018)
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	3.02	06/21/2021	USD	90,100,000	(423,470)	(350,930)
Call - 10-Year	CITI	3-Month USD-LIBOR	Receive	2.19	12/19/2018	USD	5,400,000	(56,921)	(265)
Call - 10-Year	GSB	3-Month USD-LIBOR	Receive	2.21	01/31/2019	USD	5,700,000	(29,925)	(1,273)
Call - 10-Year	CITI	3-Month USD-LIBOR	Receive	2.92	11/13/2018	USD	1,000,000	(2,900)	(1,100)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.00	10/21/2019	USD	25,500,000	(484,500)	(1,332,095)
Put - 10-Year	CITI	3-Month USD-LIBOR	Pay	3.22	11/13/2018	USD	1,000,000	(2,750)	(2,798)

Total								$(1,333,563)	$(1,950,087)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(1,337,807)	$(1,953,915)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (P)		Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 25	1.00%	Quarterly	12/20/2020	USD	7,000,000	$116,494	$118,768	$(2,274)
North America Investment Grade Index - Series 26	1.00	Quarterly	06/20/2021	USD	700,000	13,517	13,745	(228)

Total						$130,011	$132,513	$(2,502)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.50%	Semi-Annually/ Quarterly	06/21/2027	USD	9,300,000	$1,129,594	$656,569	$473,025
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/ Quarterly	12/21/2026	USD	100,000	9,561	4,699	4,862
3-Month USD-LIBOR	Receive	2.25	Semi-Annually/ Quarterly	12/16/2022	USD	500,000	(13,441)	420	(13,861)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/ Quarterly	06/20/2028	USD	46,000,000	3,094,707	2,750,571	344,136
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/ Quarterly	12/20/2027	USD	1,500,000	67,078	23,915	43,163

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	2.75%	Semi-Annually/ Quarterly	12/20/2047	USD	2,400,000	$181,980	$(81,351)	$263,331
6-Month EUR-EURIBOR	Receive	2.04	Semi-Annually/ Annually	02/03/2037	EUR	3,200,000	454	31,477	(31,023)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	03/20/2029	GBP	5,400,000	135,232	86,398	48,834
6-Month GBP-LIBOR	Pay	2.04	Semi-Annually	02/01/2037	GBP	2,900,000	(33,806)	(139,931)	106,125
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	290,000,000	6,180	39,278	(33,098)

Total							$4,577,539	$3,372,045	$1,205,494

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (P)	Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD 1,700,000	$18,082	$(73,763)	$91,845
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD 900,000	7,020	(53,908)	60,928
North America Investment Grade Index - Series 31	WFB	1.00	Quarterly	12/20/2023	USD 2,400,000	46,976	43,738	3,238

Total						$72,078	$(83,933)	$156,011

Total Return Swap Agreements (R)

Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount	Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF (D)	CITI	Receive	Quarterly	05/23/2019	USD 14,767,834	2,478	$105,661	$—	$105,661
iShares MSCI EAFE ETF	GSI	Receive	Quarterly	08/14/2019	USD 600,529	102	11,738	—	11,738

Total							$117,399	$—	$117,399

									Value
OTC Swap Agreements, at value (Assets)									$189,477

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	138	12/17/2018	$33,701,502	$33,582,300	$—	$(119,202)
90-Day Eurodollar	Long	390	12/16/2019	94,441,234	94,438,500	—	(2,734)
90-Day Eurodollar	Short	(390)	12/14/2020	(94,417,127)	(94,414,125)	3,002	—
5-Year U.S. Treasury Note	Long	332	12/31/2018	37,479,684	37,342,219	—	(137,465)
10-Year U.S. Treasury Bond	Short	(104)	12/19/2018	(13,169,878)	(13,104,000)	65,878	—
10-Year U.S. Treasury Note	Long	138	12/19/2018	16,625,945	16,391,813	—	(234,132)
E-Mini Russell 2000® Index	Long	177	12/21/2018	15,223,579	15,052,080	—	(171,499)
Euro OAT Index	Short	(25)	12/06/2018	(4,428,210)	(4,384,417)	43,793	—
German Euro Bund Index	Short	(5)	12/06/2018	(929,380)	(921,816)	7,564	—
S&P 500® E-Mini Index	Long	715	12/21/2018	103,716,811	104,354,250	637,439	—
U.S. Treasury Bond	Long	36	12/19/2018	5,661,125	5,554,125	—	(107,000)
U.S. Treasury Bond	Short	(158)	12/19/2018	(22,433,178)	(22,199,000)	234,178	—

Total						$991,854	$(772,032)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/15/2018	RUB	30,718,116	USD	454,410	$13,738	$—
BNP	12/19/2018	INR	14,061,960	USD	198,000	—	(5,939)
BOA	11/02/2018	USD	1,261,757	GBP	965,000	2,135	—

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	10/02/2018	USD	637,889	EUR	548,000	$1,533	$—
CITI	10/15/2018	RUB	27,127,405	USD	401,590	11,835	—
CITI	11/14/2018	MXN	18,748,000	USD	992,031	2,464	—
CITI	12/17/2018	COP	581,278,500	USD	186,942	8,938	—
CITI	12/19/2018	IDR	2,942,280,000	USD	198,000	—	(2,585)
CITI	03/15/2019	USD	509,001	EUR	400,000	37,841	—
CSS	10/05/2018	USD	124,750	EUR	100,000	8,599	—
GSB	10/02/2018	USD	2,035,971	GBP	1,563,000	—	(1,422)
GSB	10/02/2018	EUR	850,000	USD	989,056	—	(2,008)
GSB	10/15/2018	USD	26,122	RUB	1,772,761	—	(895)
JPM	10/01/2018	DKK	19,000	USD	2,947	12	—
JPM	10/01/2018	USD	166,483	DKK	1,130,000	—	(9,465)
JPM	10/02/2018	GBP	747,000	USD	975,742	—	(2,017)
SCB	10/02/2018	USD	191,983	GBP	149,000	—	(2,240)

Total						$87,095	$(26,571)

SECURITY VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$13,733,247	$—	$13,733,247
Corporate Debt Securities	—	105,946,533	—	105,946,533
Foreign Government Obligations	—	10,000,973	—	10,000,973
Mortgage-Backed Securities	—	9,059,224	—	9,059,224
Municipal Government Obligations	—	2,327,768	—	2,327,768
U.S. Government Agency Obligations	—	45,919,160	—	45,919,160
U.S. Government Obligations	—	124,947,017	—	124,947,017
Commercial Paper	—	1,893,247	—	1,893,247
Short-Term Foreign Government Obligations	—	231,695	—	231,695
Short-Term U.S. Government Obligations	—	1,096,988	—	1,096,988
Other Investment Company	3,125,985	—	—	3,125,985
Repurchase Agreements	—	90,283,050	—	90,283,050
Exchange-Traded Options Purchased	1,070,410	—	—	1,070,410
Over-the-Counter Interest Rate Swaptions Purchased	—	1,282,712	—	1,282,712

Total Investments	$4,196,395	$406,721,614	$—	$410,918,009

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$130,011	$—	$130,011
Centrally Cleared Interest Rate Swap Agreements	—	4,624,786	—	4,624,786
Over-the-Counter Credit Default Swap Agreements	—	72,078	—	72,078
Over-the-Counter Total Return Swap Agreements	—	117,399	—	117,399
Futures Contracts (T)	991,854	—	—	991,854
Forward Foreign Currency Contracts (T)	—	87,095	—	87,095

Total Other Financial Instruments	$991,854	$5,031,369	$—	$6,023,223

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(83,280,950)	$—	$(83,280,950)
Exchange-Traded Options Written	(3,828)	—	—	(3,828)
Over-the-Counter Interest Rate Swaptions Written	—	(1,950,087)	—	(1,950,087)
Centrally Cleared Interest Rate Swap Agreements	—	(47,247)	—	(47,247)
Futures Contracts (T)	(772,032)	—	—	(772,032)
Forward Foreign Currency Contracts (T)	—	(26,571)	—	(26,571)

Total Other Financial Instruments	$(775,860)	$(85,304,855)	$—	$(86,080,715)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $51,643,156, representing 17.2% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Illiquid security. At September 30, 2018, the value of such securities amounted to $6,357,396 or 2.1% of the Portfolio’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,060,959. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2018, the total value of Regulation S securities is $6,749,176, representing 2.3% of the Portfolio’s net assets.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2018; the maturity date disclosed is the ultimate maturity date.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2018, the value of the security is $583,576, representing 0.2% of the Portfolio’s net assets.
(K)	Securities are subject to sale-buyback transactions.
(L)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $1,621,211.
(M)	Rates disclosed reflect the yields at September 30, 2018.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $295,581.
(O)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Q)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(R)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(S)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(T)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

COP	Columbian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

COUNTERPARTY ABBREVIATIONS (continued):

SCB	Standard Chartered Bank
WFB	Wells Fargo Bank, N.A.

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.1%
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 3.44% (A), 04/25/2026 (B)	$ 216,212	$ 216,240
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR,
3-Month LIBOR + 0.89%, 3.23% (A), 10/29/2025 (B)	102,953	102,913
California Republic Auto Receivables Trust
Series 2018-1, Class A1,
2.45%, 07/15/2019	99,597	99,599
Colony Starwood Homes Trust
Series 2016-1A, Class A,
1-Month LIBOR + 1.50%, 3.66% (A), 07/17/2033 (B)	240,605	241,612
Crown Point CLO, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 3.28% (A), 07/17/2028 (B)	400,000	399,995
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 3.49% (A), 01/16/2026 (B)	530,087	530,141
Denali Capital CLO XI, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 1.15%, 3.50% (A), 04/20/2027 (B)	211,716	211,741
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.24% (A), 10/15/2027 (B)	500,000	499,207
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 3.10% (A), 03/25/2035	229,165	230,577
Figueroa CLO, Ltd.
Series 2013-2A, Class A1RR,
3-Month LIBOR + 0.85%, 3.19% (A), 06/20/2027 (B)	200,000	199,544
Flagship CLO, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 3.19% (A), 01/16/2026 (B)	300,000	299,352
Flagship VII, Ltd.
Series 2013-7A, Class A1R,
3-Month LIBOR + 1.12%, 3.47% (A), 01/20/2026 (B)	306,953	306,957
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	700,000	677,035

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 3.45% (A), 10/22/2025 (B)	$ 500,000	$ 500,043
KVK CLO, Ltd.
Series 2013-2A, Class AR,
3-Month LIBOR + 1.15%, 3.49% (A), 01/15/2026 (B)	143,720	143,735
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.90%, 3.24% (A), 04/15/2028 (B)	600,000	599,104
Morgan Stanley Home Equity Loan Trust
Series 2005-3, Class M2,
1-Month LIBOR + 0.71%, 2.92% (A), 08/25/2035	44,949	45,097
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 3.14% (A), 10/15/2026 (B)	300,000	299,474
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 2.92% (A), 12/26/2031 (B)	42,358	42,558
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR,
3-Month LIBOR + 1.13%, 3.48% (A), 07/20/2026 (B)	300,000	300,093
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 3.57% (A), 10/20/2026 (B)	600,000	600,099
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 0.00% (A), 11/15/2026 (B) (C) (D)	300,000	300,000
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 3.17% (A), 11/25/2065 (B)	199,195	201,761
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 3.61% (A), 02/17/2032 (B)	519,576	530,821
Series 2016-C, Class A1,
1-Month LIBOR + 0.55%, 2.71% (A), 11/15/2023 (B)	82,291	82,303

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Zais CLO 1, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 0.00% (A), 04/15/2028 (B) (C) (D)	$ 300,000	$ 300,000
Zephyrus Capital Aviation Partners, Ltd.
Series 2018-1, Class A,
1.00%, 10/15/2038 (B) (C) (D)	500,000	492,593

Total Asset-Backed Securities (Cost $8,407,595)		8,452,594

CORPORATE DEBT SECURITIES - 18.2%
Aerospace & Defense - 0.0% (E)
United Technologies Corp.
3.95%, 08/16/2025	100,000	99,527

Airlines - 0.4%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	189,409	176,517
3.25%, 04/15/2030	94,783	88,895
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B) (D)	199,958	199,958
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	650,192	636,863
United Airlines Pass-Through Trust
2.88%, 04/07/2030	292,071	271,427
3.10%, 04/07/2030	292,071	272,356

		1,646,016

Auto Components - 0.1%
Aptiv Corp.
4.15%, 03/15/2024	240,000	240,475

Banks - 4.5%
Bank of America Corp.
2.63%, 10/19/2020, MTN	290,000	286,497
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,578,000	1,481,095
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B) (D)	300,000	299,492
Bank of Montreal
1.75%, 06/15/2021 (B) (F)	500,000	480,818
2.55%, 11/06/2022, MTN	80,000	77,115
Barclays PLC
3.65%, 03/16/2025	300,000	281,723
4.34%, 01/10/2028	200,000	189,267
BNP Paribas SA
3.38%, 01/09/2025 (B)	500,000	473,329
BPCE SA
3-Month LIBOR + 1.24%, 3.57% (A), 09/12/2023 (B) (D)	400,000	399,988
Citigroup, Inc.
2.05%, 12/07/2018	510,000	509,536
3-Month LIBOR + 0.86%, 3.18% (A), 12/07/2018	980,000	981,337
4.40%, 06/10/2025	750,000	750,125
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	800,000	769,873
HSBC Holdings PLC
3-Month LIBOR + 1.38%, 3.71% (A), 09/12/2026	200,000	200,020
Fixed until 09/28/2026, 5.88% (A), 09/28/2026 (G)	GBP 200,000	261,126
HSBC USA, Inc.
2.38%, 11/13/2019	$ 120,000	119,206

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC USA, Inc. (continued)
2.75%, 08/07/2020	$ 500,000	$ 495,856
3-Month LIBOR + 0.61%, 2.95% (A), 11/13/2019	240,000	241,175
ING Groep NV
3-Month LIBOR + 1.00%, 3.40% (A), 10/02/2023 (C)	500,000	499,880
JPMorgan Chase & Co.
3.25%, 09/23/2022	100,000	99,116
3.90%, 07/15/2025	50,000	49,982
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	195,093
4.55%, 08/16/2028	600,000	591,506
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	248,882
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 0.86%, 3.19% (A), 07/26/2023	200,000	200,533
3-Month LIBOR + 1.88%, 4.20% (A), 03/01/2021	329,000	339,723
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 3.33% (A), 09/11/2024 (F)	200,000	200,897
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	9,000	8,883
National Australia Bank, Ltd.
1.38%, 07/12/2019	1,300,000	1,286,931
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	300,000	291,408
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	298,155
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (G)	300,000	321,375
Santander UK Group Holdings PLC
2.88%, 10/16/2020	490,000	483,364
3.13%, 01/08/2021	60,000	59,181
Santander UK PLC
2.38%, 03/16/2020	1,000,000	987,490
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (H)	200,000	200,900
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (G) (H)	EUR 200,000	270,084
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	$ 500,000	494,232
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	100,000	90,209
Swedbank AB
2.20%, 03/04/2020 (B)	280,000	275,888
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	50,000	49,213
3.00%, 02/19/2025, MTN	100,000	94,659
Fixed until 05/22/2027, 3.58% (A), 05/22/2028, MTN	200,000	191,896
Wells Fargo Bank NA
3.55%, 08/14/2023	600,000	597,189
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	1,900,000	1,861,378

		18,585,625

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	200,000	192,461

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.2%
AbbVie, Inc.
2.90%, 11/06/2022	$ 710,000	$ 689,770
3.20%, 11/06/2022	100,000	98,289

		788,059

Building Products - 0.1%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	250,000	246,068
Masco Corp.
4.45%, 04/01/2025	10,000	10,098
Owens Corning
3.40%, 08/15/2026	200,000	183,413
4.20%, 12/01/2024	10,000	9,904

		449,483

Capital Markets - 1.2%
Brighthouse Holdings LLC
6.50% (I), 07/27/2037 (B) (D) (G)	100,000	95,500
Charles Schwab Corp.
Fixed until 12/01/2027, 5.00% (A), 12/01/2027 (G)	300,000	289,875
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	235,082
4.28%, 01/09/2028 (B)	600,000	583,550
Deutsche Bank AG
4.25%, 10/14/2021	200,000	198,744
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	40,000	39,204
3.85%, 07/08/2024, MTN	1,400,000	1,391,877
Intercontinental Exchange, Inc.
2.75%, 12/01/2020	30,000	29,747
Lazard Group LLC
3.75%, 02/13/2025	19,000	18,324
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	200,000	198,301
4.00%, 07/23/2025, MTN	40,000	39,867
5.50%, 07/24/2020, MTN	1,200,000	1,245,036
S&P Global, Inc.
4.40%, 02/15/2026	30,000	30,776
UBS AG
4.50%, 06/26/2048 (B)	300,000	310,667
UBS Group Funding Switzerland AG
4.13%, 09/24/2025 (B)	400,000	397,514

		5,104,064

Chemicals - 0.1%
International Flavors & Fragrances, Inc.
3.40%, 09/25/2020	200,000	200,196
SASOL Financing USA LLC
5.88%, 03/27/2024	300,000	305,676

		505,872

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	9,000	8,469
7.00%, 10/15/2037 (B)	100,000	125,234
Republic Services, Inc.
3.55%, 06/01/2022	300,000	299,923

		433,626

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 1.2%
American Express Credit Corp.
3-Month LIBOR + 0.49%, 2.80% (A), 08/15/2019, MTN	$ 400,000	$ 401,267
3-Month LIBOR + 0.78%, 3.12% (A), 11/05/2018, MTN	120,000	120,035
Daimler Finance North America LLC
1.50%, 07/05/2019 (B)	700,000	693,133
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 3.30% (A), 09/24/2020, MTN	300,000	300,340
5.75%, 02/01/2021	200,000	207,909
General Motors Financial Co., Inc.
3.20%, 07/13/2020	87,000	86,749
3.70%, 11/24/2020	510,000	512,419
Hyundai Capital America
2.50%, 03/18/2019 (B)	300,000	299,331
Synchrony Financial
2.70%, 02/03/2020	9,000	8,899
Toyota Motor Credit Corp.
1.40%, 05/20/2019, MTN	600,000	595,360
Volkswagen Group of America Finance LLC
2.13%, 05/23/2019 (B)	1,800,000	1,790,833

		5,016,275

Diversified Consumer Services - 0.1%
Nationwide Building Society
3.90%, 07/21/2025 (B)	300,000	296,803
Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025	700,000	692,626
BRFkredit A/S
1.00%, 10/01/2018, MTN	DKK 2,800,000	435,723
Helios Leasing I LLC
1.56%, 09/28/2024	$ 52,468	49,755
ORIX Corp.
3.25%, 12/04/2024	300,000	285,613
Protective Life Global Funding
2.70%, 11/25/2020 (B)	510,000	502,808
Tagua Leasing LLC
1.58%, 11/16/2024	54,618	51,947
Voya Financial, Inc.
Fixed until 01/23/2028, 4.70% (A), 01/23/2048 (B)	200,000	178,000

		2,196,472

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3-Month LIBOR + 0.93%, 3.32% (A), 06/30/2020	100,000	100,996
3.40%, 05/15/2025	720,000	685,490
3-Month LIBOR + 1.18%, 3.51% (A), 06/12/2024	800,000	803,600
5.25%, 03/01/2037	300,000	298,995
Verizon Communications, Inc.
3.38%, 02/15/2025	697,000	676,562
4.52%, 09/15/2048	300,000	285,293
4.67%, 03/15/2055	475,000	446,553

		3,297,489

Electric Utilities - 0.9%
AEP Texas, Inc.
3.95%, 06/01/2028 (B) (D)	300,000	298,108

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Appalachian Power Co.
3.40%, 06/01/2025	$ 370,000	$ 360,997
Duke Energy Corp.
3.75%, 04/15/2024	100,000	100,233
3.95%, 10/15/2023	200,000	202,459
Duke Energy Florida LLC
3.80%, 07/15/2028	300,000	299,746
Electricite de France SA
3.63%, 10/13/2025 (B)	500,000	483,695
Entergy Mississippi, Inc.
2.85%, 06/01/2028	700,000	640,256
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	200,000	193,988
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	100,000	96,841
Pacific Gas & Electric Co.
2.45%, 08/15/2022	500,000	475,280
3.50%, 06/15/2025	10,000	9,541
Southwestern Electric Power Co.
6.20%, 03/15/2040	400,000	476,644

		3,637,788

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	200,000	189,033
Flex, Ltd.
4.75%, 06/15/2025	10,000	10,051

		199,084

Energy Equipment & Services - 0.1%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	255,000	269,819
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (D) (H)	135,000	132,131

		401,950

Equity Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	96,433
4.30%, 01/15/2026	550,000	545,250
4.50%, 07/30/2029	200,000	199,133
American Tower Corp.
3.38%, 10/15/2026	400,000	372,544
4.00%, 06/01/2025	760,000	747,129
4.40%, 02/15/2026	400,000	400,462
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	360,000	351,301
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 3.36% (A), 02/01/2022	400,000	400,051
Crown Castle International Corp.
4.45%, 02/15/2026	120,000	120,636
5.25%, 01/15/2023	600,000	629,019
Digital Realty Trust, LP
3.95%, 07/01/2022	500,000	503,123
Federal Realty Investment Trust
3.63%, 08/01/2046	100,000	85,444
Kilroy Realty, LP
4.38%, 10/01/2025	350,000	349,070
Mid-America Apartments, LP
4.00%, 11/15/2025	350,000	344,438
National Retail Properties, Inc.
4.80%, 10/15/2048	300,000	300,911

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Prologis, LP
3.75%, 11/01/2025	$ 10,000	$ 10,001
Unibail-Rodamco SE
3-Month LIBOR + 0.77%, 3.11% (A), 04/16/2019, MTN (H)	500,000	501,164
Welltower, Inc.
4.95%, 09/01/2048	300,000	297,925
WP Carey, Inc.
4.60%, 04/01/2024	300,000	302,526

		6,556,560

Food Products - 0.1%
Kraft Heinz Foods Co.
3.50%, 07/15/2022	10,000	9,924
4.38%, 06/01/2046	250,000	220,800
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	100,000	101,183

		331,907

Gas Utilities - 0.2%
ONE Gas, Inc.
2.07%, 02/01/2019	700,000	697,491
Southern California Gas Co.
4.13%, 06/01/2048	300,000	297,410

		994,901

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
3.38%, 05/15/2022	370,000	366,100
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	510,000	505,043
3.15%, 04/01/2022	20,000	19,591
3.55%, 04/01/2025	20,000	19,190

		909,924

Health Care Providers & Services - 0.3%
Aetna, Inc.
3.50%, 11/15/2024	10,000	9,780
AHS Hospital Corp.
5.02%, 07/01/2045	200,000	222,523
CVS Health Corp.
4.10%, 03/25/2025	50,000	49,866
4.30%, 03/25/2028	150,000	148,824
4.78%, 03/25/2038	50,000	49,760
5.05%, 03/25/2048	50,000	51,142
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	100,000	102,129
HCA, Inc.
5.38%, 09/01/2026 (F)	100,000	101,000
Humana, Inc.
4.80%, 03/15/2047	100,000	101,993
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	181,574

		1,018,591

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
3.80%, 04/01/2028, MTN	600,000	591,642

Independent Power & Renewable Electricity Producers - 0.0% (E)
Exelon Generation Co. LLC
6.25%, 10/01/2039	100,000	108,875

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.0%
Berkshire Hathaway Finance Corp.
4.20%, 08/15/2048	$ 300,000	$ 297,990
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	20,000	19,440
First American Financial Corp.
4.60%, 11/15/2024	10,000	9,992
Great-West Lifeco Finance, LP
4.05%, 05/17/2028 (B)	100,000	100,636
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	510,000	500,784
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	10,000	9,820
Meiji Yasuda Life Insurance Co.
Fixed until 04/26/2028, 5.10% (A), 04/26/2048 (B) (F)	400,000	402,500
MetLife, Inc.
4.05%, 03/01/2045	10,000	9,356
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	147,461
2.30%, 04/10/2019 (B)	300,000	299,409
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	600,000	539,526
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	510,000	501,985
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	300,000	295,754
3.00%, 04/18/2026 (B)	200,000	185,814
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	60,000	59,991
2.50%, 04/24/2019 (B)	100,000	99,827
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	400,000	388,055
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	92,442
XLIT, Ltd.
4.45%, 03/31/2025	10,000	9,907

		3,970,689

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022	100,000	96,871
5.20%, 12/03/2025	410,000	450,243

		547,114

IT Services - 0.1%
Fidelity National Information Services, Inc.
4.50%, 10/15/2022	242,000	248,796

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
3.15%, 01/15/2023	490,000	478,885
3.30%, 02/15/2022	20,000	19,816

		498,701

Machinery - 0.1%
Wabtec Corp.
4.15%, 03/15/2024	400,000	397,186

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Marine - 0.0% (E)
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	$ 200,000	$ 190,354

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	300,000	287,011
4.46%, 07/23/2022	600,000	610,046
5.38%, 05/01/2047	300,000	284,252
Comcast Corp.
4.40%, 08/15/2035	10,000	9,812
4.75%, 03/01/2044	800,000	797,918
Discovery Communications LLC
5.00%, 09/20/2037	200,000	195,016
Sky PLC
3.13%, 11/26/2022 (B)	40,000	39,186

		2,223,241

Multi-Utilities - 0.4%
CenterPoint Energy, Inc.
Fixed until 09/01/2023, 6.13% (A), 09/01/2023 (G)	500,000	508,125
DTE Electric Co.
3.70%, 06/01/2046	600,000	553,862
E.ON International Finance BV
6.65%, 04/30/2038 (B)	240,000	287,108
Sempra Energy
2.88%, 10/01/2022	75,000	72,719

		1,421,814

Oil, Gas & Consumable Fuels - 0.9%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	200,000	195,110
Concho Resources, Inc.
3.75%, 10/01/2027	200,000	190,899
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021(F) (H)	200,000	210,000
Energy Transfer Partners, LP
4.05%, 03/15/2025	100,000	97,886
4.75%, 01/15/2026	400,000	404,135
7.50%, 07/01/2038	50,000	59,696
ENI SpA
4.75%, 09/12/2028 (B)	200,000	198,094
Enterprise Products Operating LLC
3.70%, 02/15/2026	520,000	512,033
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	600,000	644,082
Shell International Finance BV
4.00%, 05/10/2046	200,000	195,707
Sinopec Group Overseas Development 2018, Ltd.
4.13%, 09/12/2025 (B) (D) (F)	500,000	495,511
TransCanada PipeLines, Ltd.
7.63%, 01/15/2039	200,000	266,298
TransCanada Trust
Fixed until 03/15/2027, 5.30% (A), 03/15/2077	100,000	95,125
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	10,000	9,632
3.70%, 03/15/2028 (B)	300,000	281,451

		3,855,659

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
5.40%, 11/01/2020 (B)	$ 220,000	$ 228,900

Pharmaceuticals - 0.5%
Allergan Funding SCS
3.85%, 06/15/2024	700,000	692,367
Baxalta, Inc.
3.60%, 06/23/2022	3,000	2,979
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	600,000	574,434
EMD Finance LLC
2.40%, 03/19/2020 (B)	250,000	246,647
Mylan, Inc.
4.55%, 04/15/2028 (B)	100,000	97,215
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	100,000	95,234
3.20%, 09/23/2026	200,000	184,323
Zoetis, Inc.
3.90%, 08/20/2028 (F)	200,000	197,941

		2,091,140

Professional Services - 0.1%
IHS Markit, Ltd.
4.75%, 08/01/2028	300,000	300,999

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
4.13%, 06/15/2047	400,000	396,487
5.15%, 09/01/2043	100,000	112,128
Kansas City Southern
4.95%, 08/15/2045	300,000	308,456
Union Pacific Corp.
4.10%, 09/15/2067	100,000	88,550

		905,621

Software - 0.3%
Microsoft Corp.
4.10%, 02/06/2037	300,000	309,884
Oracle Corp.
2.95%, 05/15/2025	760,000	729,241

		1,039,125

Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025	100,000	94,999
4.85%, 04/01/2024	100,000	98,968

		193,967

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
3-Month LIBOR + 0.30%, 2.64% (A), 05/06/2019	300,000	300,504
2.90%, 09/12/2027	200,000	188,487
3.35%, 02/09/2027	200,000	195,644
3.75%, 09/12/2047	100,000	94,012
4.65%, 02/23/2046	100,000	108,034
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (B)	400,000	480,035

		1,366,716

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037 (B)	$ 500,000	$ 465,166
BAT International Finance PLC
3.50%, 06/15/2022 (B)	10,000	9,897
Reynolds American, Inc.
4.00%, 06/12/2022	10,000	10,062
4.85%, 09/15/2023	100,000	103,757

		588,882

Trading Companies & Distributors - 0.0% (E)
GATX Corp.
3.25%, 09/15/2026	150,000	138,056

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.95%, 03/10/2025 (B)	200,000	195,956
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	10,000	9,519
3.90%, 03/22/2023 (B)	100,000	99,434

		304,909

Water Utilities - 0.1%
American Water Capital Corp.
3.40%, 03/01/2025	260,000	255,338

Wireless Telecommunication Services - 0.1%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	200,000	199,910
5.15%, 09/20/2029 (B)	200,000	200,980

		400,890

Total Corporate Debt Securities (Cost $76,146,537)		74,771,566

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Canada - 0.3%
Province of Ontario
1.65%, 09/27/2019	600,000	592,770
Province of Quebec
2.50%, 04/20/2026	600,000	565,375

		1,158,145

Japan - 0.7%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	2,000,000	1,911,217
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	900,000	868,650

		2,779,867

Kuwait - 0.1%
Kuwait International Government Bond
3.50%, 03/20/2027 (B)	300,000	294,000

Qatar - 0.4%
Qatar Government International Bond
2.38%, 06/02/2021 (H)	1,600,000	1,555,296
4.50%, 01/20/2022 (H)	200,000	206,040

		1,761,336

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of Korea - 0.2%
Export-Import Bank of Korea
1.93%, 02/24/2020, MTN (D) (H)	CAD 300,000	$ 228,705
3-Month LIBOR + 0.70%, 3.01% (A), 05/26/2019	$ 600,000	600,630

		829,335

Saudi Arabia - 0.0% (E)
Saudi Arabia Government International Bond
4.63%, 10/04/2047 (B)	200,000	192,660

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	300,000	283,500

Total Foreign Government Obligations (Cost $7,503,529)		7,298,843

MORTGAGE-BACKED SECURITIES - 1.4%
Aggregator of Loans Backed by Assets PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.98% (A), 04/24/2049 (H)	GBP 118,935	155,635
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 2.66% (A), 07/25/2035	$ 13,850	13,890
BX Trust
Series 2017-APPL, Class A,
1-Month LIBOR + 0.88%, 3.04% (A), 07/15/2034 (B)	904,373	904,374
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	300,000	297,262
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
4.37% (A), 11/25/2034	53,494	54,602
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	600,000	592,613
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.96% (A), 12/10/2044 (H)	GBP 84,118	108,471
Federal Home Loan Mortgage Corp.
Series W5FX, Class AFX,
3.34% (A), 04/25/2028	$ 600,000	580,448
Gemgarto PLC
Series 2015-1, Class A,
3-Month GBP LIBOR + 0.95%, 1.75% (A), 02/16/2047 (H)	GBP 859	1,119
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	$ 400,000	396,689
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (J)	343,291	333,472

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	$ 156,730	$ 161,841
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 2.90% (A), 04/25/2028	180,944	174,433
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	500,000	490,653
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.13% (A), 12/15/2048	729,250	25,163
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 2.74% (A), 05/25/2035	41,278	41,379
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.98% (A), 06/10/2043 (H)	GBP 396,777	512,363
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 1.00% (A), 06/10/2059 (H)	255,148	322,104
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.55% (A), 06/10/2059 (H)	49,218	59,912
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 1.15% (A), 06/10/2059 (H)	58,592	72,408
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.35% (A), 06/10/2059 (H)	46,093	57,080
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5,
3.73% (A), 04/25/2035	$ 35,855	36,382
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	500,000	485,980

Total Mortgage-Backed Securities (Cost $6,009,410)		5,878,273

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.1%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	100,000	134,296
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	100,000	137,702
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	150,000	210,659

		482,657

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida - 0.1%
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	$ 200,000	$ 196,672

Illinois - 0.1%
City of Chicago, General Obligation Unlimited,
Series B,
7.05%, 01/01/2029	200,000	213,668

Maryland - 0.0% (E)
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	100,000	88,283

Michigan - 0.0% (E)
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	95,000	96,238

New York - 0.0% (E)
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	100,000	103,627

Utah - 0.0% (E)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 2.97% (A), 12/26/2031	50,130	50,335

West Virginia - 0.0% (E)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	100,000	99,917

Total Municipal Government Obligations (Cost $1,310,346)		1,331,397

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.8%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019 (K)	7,525,000	7,421,313
2.38%, 01/13/2022	4,500,000	4,422,262
4.50%, 08/01/2048	813,335	843,446
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 2.78% (A), 02/25/2023	706,037	707,979
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.43% (A), 01/15/2038	537,392	536,879
1-Month LIBOR + 0.40%, 2.56% (A), 02/15/2041 - 09/15/2045	973,915	978,471
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.48% (A), 01/15/2038	537,392	22,364

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 3.73% (A), 09/15/2043	$ 615,601	$ 88,983
Federal National Mortgage Association
3.50%, 06/01/2045	296,703	293,244
3.50%, TBA (C)	14,300,000	14,056,531
3.70%, 09/01/2034	280,451	278,848
4.50%, 03/01/2039 - 02/01/2041	249,405	259,737
4.50%, TBA (C)	1,000,000	1,029,975
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.57%, 2.79% (A), 06/25/2041	822,283	831,180
1-Month LIBOR + 0.75%, 2.97% (A), 05/25/2040	674,574	681,892
1-Month LIBOR + 0.85%, 3.07% (A), 11/25/2039	2,181,121	2,236,471
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	340,801	29,604
Government National Mortgage Association
1-Month LIBOR + 0.80%, 2.88% (A), 05/20/2066 - 06/20/2066	1,430,872	1,451,476

Total U.S. Government Agency Obligations (Cost $36,409,798)		36,170,655

U.S. GOVERNMENT OBLIGATIONS - 19.9%
U.S. Treasury - 19.0%
U.S. Treasury Bond
2.75%, 08/15/2047	400,000	366,328
2.88%, 11/15/2046 (K)	1,200,000	1,128,562
3.00%, 02/15/2048 (K)	1,050,000	1,010,502
3.13%, 05/15/2048 (K)	2,190,000	2,160,829
4.25%, 05/15/2039 (K)	2,300,000	2,682,195
4.25%, 11/15/2040	1,200,000	1,404,281
4.38%, 11/15/2039 (K)	2,300,000	2,729,184
4.38%, 05/15/2040 - 05/15/2041	1,940,000	2,307,065
4.50%, 08/15/2039 (K)	9,860,000	11,879,374
6.25%, 05/15/2030	800,000	1,047,719
U.S. Treasury Note
1.25%, 04/30/2019 (K) (L)	4,000,000	3,972,344
1.63%, 05/31/2023 (K)	330,000	311,141
1.88%, 03/31/2022 - 07/31/2022 (K)	13,700,000	13,226,879
2.00%, 12/31/2021 (K)	1,900,000	1,847,082
2.13%, 12/31/2022 (K)	600,000	580,523
2.25%, 02/15/2027 - 08/15/2027 (K)	26,950,000	25,339,928
2.38%, 05/15/2027 (K)	3,200,000	3,038,125
2.75%, 04/30/2023 - 05/31/2023 (K)	1,900,000	1,884,340
2.88%, 05/15/2028 (K)	1,120,000	1,103,112

		78,019,513

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond
1.00%, 02/15/2046 (K)	744,492	734,682
U.S. Treasury Inflation-Indexed Note
0.50%, 01/15/2028 (K)	2,247,608	2,156,679
0.75%, 07/15/2028	903,537	888,949

		3,780,310

Total U.S. Government Obligations (Cost $82,827,534)		81,799,823

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 0.4%
Capital Markets - 0.1%
Thomson Reuters Corp.
2.45% (M), 10/01/2018	$ 300,000	$ 299,960

Chemicals - 0.1%
Syngenta AG
2.96% (M), 11/23/2018	500,000	497,785

Food Products - 0.1%
Campbell Soup Co.
2.86% (M), 12/05/2018	400,000	397,915

Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc.
2.52% (M), 11/16/2018	300,000	299,008

Total Commercial Paper (Cost $1,494,668)		1,494,668

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
Greece - 0.1%
Hellenic Republic Treasury Bill
1.08% (M), 10/05/2018	EUR 100,000	116,102
1.27% (M), 03/15/2019	200,000	231,184

Total Short-Term Foreign Government Obligations (Cost $368,642)		347,286

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bill
2.00% (M), 10/04/2018 (N)	$ 159,000	158,956
2.02% (M), 10/18/2018 (N) (O)	2,492,000	2,489,396
2.05% (M), 11/08/2018 (N)	764,000	762,292
2.05% (M), 11/08/2018	520,000	518,835
2.15% (M), 12/13/2018 (N)	692,000	688,958

Total Short-Term U.S. Government Obligations (Cost $4,618,438)		4,618,437

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (M)	1,492,360	1,492,360

Total Other Investment Company (Cost $1,492,360)		1,492,360

	Principal	Value
REPURCHASE AGREEMENTS - 91.7%
Fixed Income Clearing Corp., 1.25% (M), dated 09/28/2018, to be repurchased at $9,873,647 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $10,071,621.	$ 9,872,619	9,872,619
HSBC Bank PLC, 2.34% (M), dated 09/28/2018, to be repurchased at $25,011,375 on 10/05/2018. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2019, and with a value of $25,802,977.	25,000,000	25,000,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

JPMorgan Securities LLC, 2.34% (M), dated 09/28/2018, to be repurchased at $50,209,789 on 10/01/2018. Collateralized by a U.S. Government Obligation, 1.88%, due 02/28/2022, and with a value of $51,332,881.

	$ 50,200,000	$ 50,200,000
Merrill Lynch Pierce Fenner & Smith, 2.29% (M), dated 10/01/2018, to be repurchased at $125,000,000 on 10/02/2018. Collateralized by a U.S. Government Obligation, 3.38%, due 05/15/2044, and with a value of $129,627,527.	125,000,000	125,000,000
Merrill Lynch Pierce Fenner & Smith, 2.34% (M), dated 09/28/2018, to be repurchased at $99,819,461 on 10/01/2018. Collateralized by a U.S. Government Obligation, 3.38%, due 05/15/2044, and with a value of $103,494,618.	99,800,000	99,800,000
RBC Capital Markets LLC, 2.34% (M), dated 09/28/2018, to be repurchased at $66,512,967 on 10/01/2018. Collateralized by U.S. Government Obligations, 1.88% - 2.13%, due 02/28/2022 - 03/31/2024, and with a total value of $67,259,475.	66,500,000	66,500,000

Total Repurchase Agreements (Cost $376,372,619)		376,372,619

Total Investments Excluding Purchased Options/Swaptions (Cost $602,961,476)		600,028,521
Total Purchased Options/Swaptions - 0.8% (Cost $5,921,142)		3,286,559

Total Investments (Cost $608,882,618)		603,315,080
Net Other Assets (Liabilities) - (47.0)%		(192,859,905)

Net Assets - 100.0%		$ 410,455,175

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (14.8)%

Bank of Nova Scotia, 2.11% (M), dated 08/06/2018, to be repurchased at $(11,933,095) on 10/09/2018. Collateralized by U.S. Government Obligation, 2.25%, due 02/15/2027, and Cash with a total value of $(11,890,973).

	$ (11,888,500)	$ (11,888,500)
Bank of Nova Scotia, 2.13% (M), dated 08/09/2018, to be repurchased at $(5,718,149) on 10/10/2018. Collateralized by U.S. Government Obligations, 2.25% - 4.50%, due 02/15/2027 - 08/15/2039, and Cash with a total value of $(5,644,788).	(5,697,250)	(5,697,250)
CIBC Wood Gundy, 2.13%, dated 08/07/2018, to be repurchased at $(15,585,881) on 10/09/2018. Collateralized by U.S. Government Obligations, 1.88% - 2.25%, due 03/31/2022 - 08/15/2027 ,and with a total value of $(15,338,947).	(15,528,000)	(15,528,000)
Deutsche Bank Securities, Inc., 2.25% (M), dated 09/25/2018, to be repurchased at $(2,171,788) on 10/02/2018. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2048, and with a value of $(2,187,192).	(2,170,838)	(2,170,838)
Deutsche Bank Securities, Inc., 2.36% (M), dated 09/26/2018, to be repurchased at $(7,819,170) on 10/10/2018. Collateralized by U.S. Government Obligations, 2.25% - 4.38%, due 08/15/2027 - 11/15/2039 ,and with a total value of $(7,839,983).	(7,812,000)	(7,812,000)
RBS Securities, Inc., 2.14% (M), dated 07/23/2018, to be repurchased at $(379,690) on 10/23/2018. Collateralized by U.S. Government Obligations, Zero Coupon - 4.50%, 12/13/2018 - 08/15/2039, and with a total value of $(369,654).	(377,625)	(377,625)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

RBS Securities, Inc., 2.17% (M), dated 07/27/2018, to be repurchased at $(4,628,075) on 10/29/2018. Collateralized by U.S. Government Obligations, Zero Coupon - 2.38%, due 12/13/2018 - 05/15/2027, and with a total value of $(4,656,055).

	$ (4,602,000)	$ (4,602,000)
RBS Securities, Inc., 2.20% (M), dated 08/10/2018, to be repurchased at $(5,151,107) on 11/13/2018. Collateralized by U.S. Government Obligations, Zero Coupon - 2.25%, due 12/13/2018 - 08/15/2027, and with a total value of $(5,135,607).	(5,121,375)	(5,121,375)
RBS Securities, Inc., 2.24% (M), dated 08/22/2018, to be repurchased at $(5,067,696) on 11/20/2018. Collateralized by U.S. Government Obligations, Zero Coupon - 4.50%, due 12/13/2018 - 08/15/2039, and with a total value of $(5,001,444).	(5,039,475)	(5,039,475)
RBS Securities, Inc., 2.50% (M), dated 09/27/2018, to be repurchased at $(1,367,130) on 10/01/2018. Collateralized by U.S. Government Obligations, Zero Coupon - 2.00%, due 12/13/2018 - 12/31/2021, and with a total value of $(1,391,348).	(1,366,750)	(1,366,750)
Royal Bank of Canada, 2.17% (M), dated 08/16/2018, to be repurchased at $(248,676) on 10/17/2018. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $(242,181).	(247,750)	(247,750)
Royal Bank of Canada, 2.19% (M), dated 08/21/2018, to be repurchased at $(1,056,659) on 10/23/2018. Collateralized by a U.S. Government Obligation, 3.00%, due 02/15/2048, and with a value of $(1,014,751).	(1,052,625)	(1,052,625)

Total Reverse Repurchase Agreements (Cost $60,904,188)		$ (60,904,188)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD 2,325.00	06/21/2019	USD	280,907,672	964	$5,210,938	$2,535,320

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	DUB	3-Month USD-LIBOR	Receive	3.02%	07/09/2020	USD	26,700,000	$98,790	$69,394
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Receive	3.04	06/22/2020	USD	16,300,000	59,211	42,219
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	CSS	3-Month USD-LIBOR	Receive	1.85	11/30/2018	USD	15,200,000	21,934	2
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	CITI	3-Month USD-LIBOR	Receive	2.00	12/19/2018	USD	15,200,000	33,674	24
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Receive	2.15	01/31/2019	USD	17,500,000	18,375	415
Call - Pays Floating Rate Index 3-Month USD-LIBOR (D)	MSC	3-Month USD-LIBOR	Receive	3.04	06/22/2020	USD	56,000,000	202,720	145,046
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.30	10/21/2019	USD	2,900,000	275,500	494,139

Total								$710,204	$751,239

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	121.00	10/26/2018	USD	593,900	5	$(1,555)	$(78)
Put - 10-Year U.S. Treasury Note Futures	USD	119.00	10/26/2018	USD	593,900	5	(1,477)	(2,656)

Total							$(3,032)	$(2,734)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 1-Year	DUB	3-Month USD-LIBOR	Receive	2.96%	07/09/2021	USD	26,700,000	$(127,826)	$(99,337)
Call - 1-Year	GSB	3-Month USD-LIBOR	Receive	3.02	06/21/2021	USD	16,300,000	(79,153)	(63,228)
Call - 1-Year	MSC	3-Month USD-LIBOR	Receive	3.02	06/21/2021	USD	56,000,000	(263,200)	(218,114)
Call - 10-Year	CITI	3-Month USD-LIBOR	Receive	2.19	12/19/2018	USD	3,200,000	(33,731)	(157)
Call - 10-Year	GSB	3-Month USD-LIBOR	Receive	2.21	01/31/2019	USD	3,500,000	(18,375)	(781)
Call - 10-Year	CITI	3-Month USD-LIBOR	Receive	2.92	11/13/2018	USD	600,000	(1,740)	(660)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.00	10/21/2019	USD	14,500,000	(275,500)	(757,466)
Put - 10-Year	CITI	3-Month USD-LIBOR	Pay	3.22	11/13/2018	USD	600,000	(1,650)	(1,679)

Total								$(801,175)	$(1,141,422)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(804,207)	$(1,144,156)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.50%	Semi-Annually/Quarterly	06/21/2027	USD	5,300,000	$643,747	$348,053	$295,694
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/Quarterly	12/21/2026	USD	200,000	19,122	8,365	10,757
3-Month USD-LIBOR	Receive	2.25	Semi-Annually/Quarterly	12/16/2022	USD	200,000	(5,376)	1,282	(6,658)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/Quarterly	06/20/2028	USD	27,200,000	1,829,915	1,614,737	215,178
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD	900,000	40,247	19,658	20,589
3-Month USD-LIBOR	Pay	2.75	Semi-Annually/Quarterly	12/20/2047	USD	1,300,000	98,572	(44,846)	143,418
6-Month EUR-EURIBOR	Receive	2.04	Annually/Semi-Annually	02/03/2037	EUR	1,800,000	255	(19,700)	19,955
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	03/20/2029	GBP	3,300,000	82,642	52,799	29,843
6-Month GBP-LIBOR	Pay	2.04	Semi-Annually	02/01/2037	GBP	1,600,000	(18,652)	(40,280)	21,628
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	180,000,000	3,836	24,378	(20,542)

Total							$2,694,308	$1,964,446	$729,862

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (P)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)	Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD 900,000	$9,573	$(39,036)	$48,609
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD 600,000	4,680	(35,939)	40,619
North America Investment Grade Index - Series 31	GSB	1.00	Quarterly	12/20/2023	USD 1,700,000	33,274	30,959	2,315

Total						$47,527	$(44,016)	$91,543

Total Return Swap Agreements (S)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount	Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF (D)	CITI	Receive	Quarterly	05/23/2019	USD 59,917,597	10,054	$428,717	$—	$428,717

									Value
OTC Swap Agreements, at value (Assets)									$476,244

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	85	12/17/2018	$20,758,171	$20,684,750	$—	$(73,421)
90-Day Eurodollar	Long	245	12/16/2019	59,328,465	59,326,750	—	(1,715)
90-Day Eurodollar	Short	(245)	12/14/2020	(59,313,323)	(59,311,438)	1,885	—
5-Year U.S. Treasury Note	Long	206	12/31/2018	23,252,664	23,170,172	—	(82,492)
10-Year U.S. Treasury Bond	Short	(66)	12/19/2018	(8,357,827)	(8,316,000)	41,827	—
10-Year U.S. Treasury Note	Long	83	12/19/2018	9,999,663	9,858,844	—	(140,819)
E-Mini Russell 2000® Index	Long	243	12/21/2018	20,899,096	20,664,720	—	(234,376)
Euro OAT Index	Short	(11)	12/06/2018	(1,949,183)	(1,929,143)	20,040	—
German Euro Bund Index	Short	(4)	12/06/2018	(743,509)	(737,453)	6,056	—
S&P 500® E-Mini Index	Long	1,685	12/21/2018	244,426,862	245,925,750	1,498,888	—
U.S. Treasury Bond	Long	22	12/19/2018	3,457,522	3,394,188	—	(63,334)
U.S. Treasury Bond	Short	(97)	12/19/2018	(13,785,264)	(13,628,500)	156,764	—

Total						$1,725,460	$(596,157)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/15/2018	RUB	19,234,634	USD	284,536	$8,602	$—
BNP	12/19/2018	INR	8,806,480	USD	124,000	—	(3,719)
BOA	11/02/2018	USD	768,822	GBP	588,000	1,300	—
CITI	10/02/2018	USD	307,304	EUR	264,000	739	—
CITI	10/15/2018	RUB	16,986,393	USD	251,464	7,411	—
CITI	11/14/2018	MXN	11,737,000	USD	621,051	1,543	—
CITI	12/17/2018	COP	364,033,000	USD	117,075	5,598	—
CITI	12/19/2018	IDR	1,842,640,000	USD	124,000	—	(1,619)
CITI	03/15/2019	USD	254,645	EUR	200,000	19,065	—
CSS	10/05/2018	USD	124,750	EUR	100,000	8,599	—
GSB	10/02/2018	EUR	513,000	USD	596,924	—	(1,212)
GSB	10/15/2018	USD	15,730	RUB	1,067,485	—	(539)
GSB	11/02/2018	USD	199,923	GBP	152,000	1,516	—
GSB	01/02/2019	USD	112,113	DKK	715,000	—	(183)
HSBC	10/01/2018	USD	112,422	DKK	715,000	1,092	—
HSBC	10/02/2018	USD	223,659	CAD	292,000	—	(2,420)
JPM	10/01/2018	USD	423,573	DKK	2,875,000	—	(24,081)
JPM	10/01/2018	DKK	47,000	USD	7,289	29	—
JPM	10/02/2018	GBP	447,000	USD	583,878	—	(1,207)
SCB	10/02/2018	USD	1,333,576	GBP	1,035,000	—	(15,561)

Total						$55,494	$(50,541)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$8,452,594	$—	$8,452,594
Corporate Debt Securities	—	74,771,566	—	74,771,566
Foreign Government Obligations	—	7,298,843	—	7,298,843
Mortgage-Backed Securities	—	5,878,273	—	5,878,273
Municipal Government Obligations	—	1,331,397	—	1,331,397
U.S. Government Agency Obligations	—	36,170,655	—	36,170,655
U.S. Government Obligations	—	81,799,823	—	81,799,823
Commercial Paper	—	1,494,668	—	1,494,668
Short-Term Foreign Government Obligations	—	347,286	—	347,286
Short-Term U.S. Government Obligations	—	4,618,437	—	4,618,437
Other Investment Company	1,492,360	—	—	1,492,360
Repurchase Agreements	—	376,372,619	—	376,372,619
Exchange-Traded Options Purchased	2,535,320	—	—	2,535,320
Over-the-Counter Interest Rate Swaptions Purchased	—	751,239	—	751,239

Total Investments	$4,027,680	$599,287,400	$—	$603,315,080

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$2,718,336	$—	$2,718,336
Over-the-Counter Credit Default Swap Agreements	—	47,527	—	47,527
Over-the-Counter Total Return Swap Agreements	—	428,717	—	428,717
Futures Contracts (U)	1,725,460	—	—	1,725,460
Forward Foreign Currency Contracts (U)	—	55,494	—	55,494

Total Other Financial Instruments	$1,725,460	$3,250,074	$—	$4,975,534

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(60,904,188)	$—	$(60,904,188)
Exchange-Traded Options Written	(2,734)	—	—	(2,734)
Over-the-Counter Interest Rate Swaptions Written	—	(1,141,422)	—	(1,141,422)
Centrally Cleared Interest Rate Swap Agreements	—	(24,028)	—	(24,028)
Futures Contracts (U)	(596,157)	—	—	(596,157)
Forward Foreign Currency Contracts (U)	—	(50,541)	—	(50,541)

Total Other Financial Instruments	$(598,891)	$(62,120,179)	$—	$(62,719,070)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $34,457,174, representing 8.4% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Illiquid security. At September 30, 2018, the value of such securities amounted to $4,421,942 or 1.1% of the Portfolio’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,461,014. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2018, the total value of Regulation S securities is $4,593,412, representing 1.1% of the Portfolio’s net assets.
(I)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2018; the maturity date disclosed is the ultimate maturity date.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2018, the value of the security is $333,472, representing 0.1% of the Portfolio’s net assets.
(K)	Securities are subject to sale-buyback transactions.
(L)	All or a portion of the security has been segregated by the custodian as collateral for open over-the-counter swaptions, swap agreements and forward foreign currency contracts. The value of the security is $273,616.
(M)	Rates disclosed reflect the yields at September 30, 2018.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $85,405.
(O)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $1,031,921.
(P)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Q)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(T)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(U)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
COP	Columbian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
CSS	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2018 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

MTA	Month Treasury Average
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 15.5%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 2.84% (A), 04/25/2034	$ 249,574	$ 249,971
Adams Mill CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.10%, 3.44% (A), 07/15/2026 (B)	4,400,000	4,400,304
Ally Auto Receivables Trust
Series 2018-3, Class A2,
2.72%, 05/17/2021	8,000,000	7,996,841
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A2B,
1-Month LIBOR + 0.30%, 2.46% (A), 05/18/2020	660,589	660,709
Series 2018-1, Class A1,
2.45%, 05/20/2019	684,832	684,808
Series 2018-1, Class A2B,
1-Month LIBOR + 0.23%, 2.39% (A), 07/19/2021	4,200,000	4,201,247
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1,
1-Month LIBOR + 0.39%, 2.61% (A), 03/25/2036	200,000	198,598
Apidos CLO XVI
Series 2013-16A, Class A1R,
3-Month LIBOR + 0.98%, 3.32% (A), 01/19/2025 (B)	2,456,002	2,457,011
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-W4, Class A2D,
1-Month LIBOR + 0.38%, 2.60% (A), 02/25/2036	2,886,995	2,249,052
Aurium CLO
Series 2A, Class AR,
3-Month LIBOR + 0.68%, 0.68% (A), 10/13/2029 (B) (C) (D)	EUR 3,600,000	4,179,782
B&M CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 0.73%, 3.07% (A), 04/16/2026 (B)	$ 3,615,490	3,604,546
Barings Euro CLO
Series 2016-1A, Class A1R,
3-Month LIBOR + 0.68%, 0.68% (A), 07/27/2030 (B) (C) (D)	EUR 6,000,000	6,966,303
Bayview Opportunity Master Fund IIIa Trust
Series 2017-RN8, Class A1,
3.35% (A), 11/28/2032 (B)	$ 1,688,119	1,680,162
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 2.87% (A), 03/25/2035	800,203	806,121

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities I Trust (continued)
Series 2005-HE6, Class M2,
1-Month LIBOR + 1.01%, 3.22% (A), 06/25/2035	$ 272,150	$ 275,181
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 2.46% (A), 12/25/2036	13,583,596	11,670,064
Series 2007-HE3, Class 1A2,
1-Month LIBOR + 0.20%, 2.42% (A), 04/25/2037	927,186	1,219,299
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 2.88% (A), 10/25/2032	7,598	7,616
Series 2004-1, Class M1,
1-Month LIBOR + 0.98%, 3.19% (A), 06/25/2034	2,525,322	2,535,225
Series 2006-SD3, Class 21A1,
4.02% (A), 07/25/2036	92,327	93,070
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A1AR,
3-Month LIBOR + 0.78%, 3.11% (A), 07/18/2027 (B)	4,500,000	4,483,944
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR,
3-Month LIBOR + 0.89%, 3.23% (A), 10/29/2025 (B)	2,882,683	2,881,564
BNC Mortgage Loan Trust
Series 2007-3, Class A3,
1-Month LIBOR + 0.13%, 2.35% (A), 07/25/2037	72,579	72,562
Cent CLO 19, Ltd.
Series 2013-19A, Class A1A,
3-Month LIBOR + 1.33%, 3.67% (A), 10/29/2025 (B)	5,488,562	5,489,780
Chase Issuance Trust
Series 2017-A1, Class A,
1-Month LIBOR + 0.30%, 2.46% (A), 01/15/2022	7,000,000	7,020,861
Chesapeake Funding II LLC
Series 2018-2A, Class A1,
3.23%, 08/15/2030 (B)	8,000,000	7,992,977
CIFC Funding, Ltd.
Series 2015-2A, Class AR,
3-Month LIBOR + 0.78%, 3.12% (A), 04/15/2027 (B)	8,500,000	8,466,578
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 3.20% (A), 10/25/2027 (B)	8,200,000	8,172,850
CIT Mortgage Loan Trust
Series 2007-1, Class 1A,
1-Month LIBOR + 1.35%, 3.57% (A), 10/25/2037 (B)	4,999,523	5,044,995
Citigroup Mortgage Loan Trust
Series 2007-AMC1, Class A1,
1-Month LIBOR + 0.16%, 2.38% (A), 12/25/2036 (B)	9,325,631	6,101,315
Series 2007-AMC4, Class A2C,
1-Month LIBOR + 0.17%, 2.39% (A), 05/25/2037	779,943	773,591
Series 2007-FS1, Class 1A1,
4.57% (A), 10/25/2037 (B)	3,670,981	3,802,924

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificate
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 3.16% (A), 10/25/2034	$ 4,631,000	$ 4,665,079
Countrywide Asset-Backed Certificates
Series 2003-3, Class M1,
1-Month LIBOR + 1.05%, 3.27% (A), 08/25/2033	778,243	728,572
Series 2004-9, Class MV4,
1-Month LIBOR + 1.58%, 3.79% (A), 11/25/2034	2,500,000	2,180,472
Series 2006-20, Class 1A,
1-Month LIBOR + 0.14%, 2.36% (A), 04/25/2047	4,411,632	4,268,629
Series 2006-24, Class 1A,
1-Month LIBOR + 0.14%, 2.36% (A), 06/25/2047	11,007,386	10,057,509
Series 2006-24, Class 2A3,
1-Month LIBOR + 0.15%, 2.37% (A), 06/25/2047	3,753,095	3,714,558
Series 2006-26, Class 1A,
1-Month LIBOR + 0.14%, 2.36% (A), 06/25/2037 (E)	0	0
Series 2007-2, Class 2A3,
1-Month LIBOR + 0.14%, 2.36% (A), 08/25/2037	5,624,487	5,520,904
CSMC Trust
Series 2017-1A, Class A,
1-Month LIBOR + 4.5%, 4.50% (A), 03/25/2021	3,596,042	3,629,454
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class MV4,
1-Month LIBOR + 0.85%, 3.07% (A), 04/25/2035	428,113	429,649
CWABS, Inc. Asset-Backed Certificates Trust
Series 2003-BC1, Class A1,
1-Month LIBOR + 0.80%, 3.02% (A), 03/25/2033	23,179	22,873
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.24% (A), 10/15/2027 (B)	7,100,000	7,088,732
Emerson Park CLO, Ltd.
Series 2013-1A, Class A1AR,
3-Month LIBOR + 0.98%, 3.32% (A), 07/15/2025 (B)	1,145,632	1,145,669
Ford Credit Auto Owner Trust
Series 2014-2, Class A,
2.31%, 04/15/2026 (B)	6,820,000	6,776,086
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 3.49% (A), 01/21/2028 (B)	6,700,000	6,699,772
Golden Credit Card Trust
Series 2017-1A, Class A,
1-Month LIBOR + 0.40%, 2.56% (A), 02/15/2021 (B)	7,000,000	7,006,485

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GSAMP Trust
Series 2005-HE1, Class M2,
1-Month LIBOR + 1.32%, 3.54% (A), 12/25/2034	$ 3,481,534	$ 2,555,746
Series 2007-HS1, Class A1,
1-Month LIBOR + 0.85%, 3.07% (A), 02/25/2047	1,660,164	1,650,352
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 3.45% (A), 10/22/2025 (B)	7,500,000	7,500,637
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 2.82% (A), 11/25/2032	1,283	1,238
Series 2004-4, Class M1,
1-Month LIBOR + 0.78%, 3.00% (A), 10/25/2034	4,141,917	4,113,921
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 2.44% (A), 04/25/2037	1,604,583	1,292,947
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A2A,
1.69%, 12/16/2019 (B)	3,514,195	3,505,400
KVK CLO, Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 3.24% (A), 01/15/2028 (B)	7,000,000	6,988,275
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 3.29% (A), 05/15/2028 (B)	6,600,000	6,612,456
Master Asset-Backed Securities Trust
Series 2007-HE2, Class A1,
1-Month LIBOR + 1.15%, 3.37% (A), 08/25/2037	3,467,331	2,966,817
Monarch Grove CLO Trust
Series 2018-1A, Class A1,
3-Month LIBOR + 0.88%, 3.22% (A), 01/25/2028 (B)	5,700,000	5,656,201
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1-Month LIBOR + 0.93%, 3.15% (A), 11/25/2034	1,713,276	1,701,505
Series 2005-WMC6, Class M3,
1-Month LIBOR + 0.77%, 2.98% (A), 07/25/2035	4,079,285	4,097,165
Series 2007-HE5, Class A2C,
1-Month LIBOR + 0.25%, 2.47% (A), 03/25/2037	2,941,470	1,603,442
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 3.53% (A), 04/18/2025 (B)	4,911,488	4,912,215
Navient Private Education Loan Trust
Series 2018-BA, Class A1,
1-Month LIBOR + 0.35%, 2.51% (A), 12/15/2059 (B)	4,535,271	4,538,311

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust
Series 2017-3A, Class A1,
1-Month LIBOR + 0.30%, 2.52% (A), 07/26/2066 (B)	$ 3,449,592	$ 3,451,790
Series 2018-2A, Class A1,
1-Month LIBOR + 0.24%, 2.46% (A), 03/25/2067 (B)	8,494,262	8,497,975
New Century Home Equity Loan Trust
Series 2005-C, Class A2C,
1-Month LIBOR + 0.25%, 2.47% (A), 12/25/2035	300,380	300,249
Nissan Master Owner Trust Receivables
Series 2016-A, Class A1,
1-Month LIBOR + 0.64%, 2.80% (A), 06/15/2021	7,000,000	7,023,694
OCP CLO, Ltd.
Series 2015-9A, Class A1R,
3-Month LIBOR + 0.80%, 3.14% (A), 07/15/2027 (B)	7,000,000	6,975,255
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 0.85%, 3.19% (A), 07/15/2027 (B)	4,100,000	4,083,448
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class A,
3.43%, 12/16/2024 (B)	6,700,000	6,690,369
Option One Mortgage Loan Trust
Series 2007-2, Class 1A1,
1-Month LIBOR + 0.14%, 2.36% (A), 03/25/2037	5,813,817	4,402,616
Series 2007-5, Class 1A1,
1-Month LIBOR + 0.22%, 2.44% (A), 05/25/2037	8,713,914	6,177,394
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.42%, 2.64% (A), 12/25/2035	7,100,000	7,078,056
Series 2006-EMX1, Class M1,
1-Month LIBOR + 0.41%, 2.63% (A), 01/25/2036	2,102,524	2,084,990
Series 2006-KS9, Class AI3,
1-Month LIBOR + 0.16%, 2.38% (A), 11/25/2036	1,596,784	1,518,992
SLM Student Loan Trust
Series 2003-11, Class A6,
3-Month LIBOR + 0.55%, 2.88% (A), 12/15/2025 (B)	6,804,738	6,837,128
Series 2005-3, Class A5,
3-Month LIBOR + 0.09%, 2.43% (A), 10/25/2024	3,508,407	3,506,770
Series 2005-9, Class A6,
3-Month LIBOR + 0.55%, 2.89% (A), 10/26/2026	2,667,856	2,669,981
Series 2007-3, Class A3,
3-Month LIBOR + 0.04%, 2.38% (A), 04/25/2019	964,282	962,348
Sofi Professional Loan Program LLC
Series 2018-A, Class A2A,
2.39%, 02/25/2042 (B)	5,952,947	5,899,602
SoFi Professional Loan Program Trust
Series 2018-B, Class A1FX,
2.64%, 08/25/2047 (B)	7,116,814	7,075,358

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Soundview Home Loan Trust
Series 2005-3, Class M3,
1-Month LIBOR + 0.83%, 3.04% (A), 06/25/2035	$ 140,302	$ 138,906
Series 2006-OPT2, Class A3,
1-Month LIBOR + 0.18%, 2.40% (A), 05/25/2036	2,531,058	2,524,835
Series 2007-OPT2, Class 1A1,
1-Month LIBOR + 0.17%, 2.39% (A), 07/25/2037	5,926,312	5,075,386
Series 2007-WMC1, Class 3A1,
1-Month LIBOR + 0.11%, 2.33% (A), 02/25/2037	1,266,837	519,495
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	3,566,058	3,550,403
Structured Asset Investment Loan Trust
Series 2005-9, Class M1,
1-Month LIBOR + 0.42%, 2.64% (A), 11/25/2035	6,000,000	5,846,208
TICP CLO I, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 0.80%, 3.15% (A), 07/20/2027 (B)	7,100,000	7,074,511
TICP CLO III, Ltd.
Series 2018-3R, Class A,
3-Month LIBOR + 0.84%, 3.20% (A), 04/20/2028 (B)	5,500,000	5,444,934
Trillium Credit Card Trust II
Series 2018-1A, Class A,
1-Month LIBOR + 0.25%, 2.31% (A), 02/27/2023 (B)	11,100,000	11,105,430
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	32,943	33,884
Series 2004-20C, Class 1,
4.34%, 03/01/2024	243,268	246,199
Series 2008-20L, Class 1,
6.22%, 12/01/2028	711,840	759,290
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR,
3-Month LIBOR + 0.80%, 3.11% (A), 02/28/2026 (B)	8,400,000	8,370,592
Venture XVI CLO, Ltd.
Series 2014-16A, Class ARR,
3-Month LIBOR + 0.85%, 3.19% (A), 01/15/2028 (B)	7,000,000	6,978,930
Venture XX CLO, Ltd.
Series 2015-20A, Class AR,
3-Month LIBOR + 0.82%, 3.16% (A), 04/15/2027 (B)	5,700,000	5,684,473
Voya CLO, Ltd.
Series 2014-3A, Class A1R,
3-Month LIBOR + 0.72%, 3.06% (A), 07/25/2026 (B)	8,500,000	8,470,250
Wachovia Mortgage Loan Trust
Series 2005-WMC1, Class M2,
1-Month LIBOR + 0.69%, 2.91% (A), 10/25/2035	1,651,000	1,538,839

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
WaMu Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A3,
1-Month LIBOR + 0.25%, 2.47% (A), 04/25/2037	$ 4,442,577	$ 2,388,323
Westlake Automobile Receivables Trust
Series 2018-3A, Class A1,
2.53%, 09/16/2019 (B)	4,528,888	4,528,888
Series 2018-3A, Class A2A,
2.98%, 01/18/2022 (B)	5,300,000	5,297,422

Total Asset-Backed Securities (Cost $397,527,501)		410,884,135

CORPORATE DEBT SECURITIES - 43.7%
Aerospace & Defense - 0.3%
United Technologies Corp.
3.65%, 08/16/2023	6,900,000	6,869,361

Airlines - 0.2%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	4,962,484	4,776,391

Auto Components - 0.0% (F)
ZF North America Capital, Inc.
4.50%, 04/29/2022 (B)	800,000	810,010

Automobiles - 0.1%
Volkswagen International Finance NV
4.00%, 08/12/2020 (B) (G)	1,400,000	1,413,015

Banks - 14.8%
Banco Bilbao Vizcaya Argentaria SA
Fixed until 02/18/2020, 6.75% (A), 02/18/2020 (H) (I)	EUR 3,600,000	4,346,304
Banco do Nordeste do Brasil SA
4.38%, 05/03/2019 (I)	$ 2,900,000	2,900,029
Banco Espirito Santo SA
2.63%, 05/08/2017, MTN (I) (J) (K) (L)	EUR 1,600,000	557,304
4.00%, 01/21/2019, MTN (I) (J) (K) (L)	800,000	274,008
Banco Santander SA
3.85%, 04/12/2023	$ 6,800,000	6,643,585
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	16,197,000	15,718,137
3-Month LIBOR + 1.00%, 3.34% (A), 04/24/2023	8,500,000	8,613,220
4.10%, 07/24/2023	4,100,000	4,181,679
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 3.31% (A), 07/20/2023 (B)	8,000,000	8,054,320
Barclays Bank PLC
7.63%, 11/21/2022	3,100,000	3,360,400
10.18%, 06/12/2021 (B)	5,520,000	6,288,523
Barclays PLC
3-Month LIBOR + 1.63%, 3.96% (A), 01/10/2023	5,200,000	5,285,406
3-Month LIBOR + 2.11%, 4.45% (A), 08/10/2021	5,200,000	5,393,151
Fixed until 09/15/2023, 7.75% (A), 09/15/2023 (H)	6,500,000	6,516,250
Fixed until 09/15/2022, 7.88% (A), 09/15/2022 (H) (I)	GBP 3,000,000	4,135,038
Fixed until 12/15/2018, 8.25% (A), 12/15/2018 (H)	$ 1,100,000	1,109,625

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CIT Group, Inc.
5.38%, 05/15/2020	$ 900,000	$ 924,840
CitiBank NA
3-Month LIBOR + 0.32%, 2.66% (A), 05/01/2020	1,600,000	1,602,633
3.05%, 05/01/2020	9,500,000	9,494,893
Citigroup, Inc.
2.05%, 06/07/2019	500,000	497,537
2.70%, 10/27/2022	6,800,000	6,538,797
2.75%, 04/25/2022	8,400,000	8,147,787
2.90%, 12/08/2021	3,700,000	3,623,273
3-Month LIBOR + 1.43%, 3.75% (A), 09/01/2023	4,300,000	4,401,616
3-Month LIBOR + 1.38%, 3.77% (A), 03/30/2021	1,100,000	1,126,186
Cooperatieve Rabobank UA
3-Month LIBOR + 0.43%, 2.76% (A), 04/26/2021	3,700,000	3,707,777
4.38%, 08/04/2025	7,400,000	7,328,002
Fixed until 06/29/2021, 6.63% (A), 06/29/2021 (H) (I)	EUR 1,000,000	1,288,104
HSBC Holdings PLC
3-Month LIBOR + 0.65%, 2.98% (A), 09/11/2021	$ 6,500,000	6,508,268
3-Month LIBOR + 1.50%, 3.84% (A), 01/05/2022	2,900,000	2,975,948
ING Bank NV
2.63%, 12/05/2022 (B)	3,600,000	3,496,723
JPMorgan Chase & Co.
2.40%, 06/07/2021	7,500,000	7,312,500
2.55%, 10/29/2020	800,000	788,664
2.75%, 06/23/2020	10,000,000	9,924,949
3.90%, 07/15/2025	7,100,000	7,097,488
6.30%, 04/23/2019	3,000,000	3,059,395
JPMorgan Chase Bank NA
3-Month LIBOR + 0.25%, 2.59% (A), 02/13/2020	8,300,000	8,304,488
Fixed until 04/26/2020, 3.09% (A), 04/26/2021	17,200,000	17,149,763
Lloyds Bank PLC
7.50% (M), 04/02/2032, MTN (I) (J)	9,600,000	7,365,149
Fixed until 12/16/2024, 12.00% (A), 12/16/2024 (B) (G) (H)	16,400,000	20,049,672
Lloyds Banking Group PLC
4.05%, 08/16/2023	5,100,000	5,066,403
Fixed until 06/27/2023, 7.63% (A), 06/27/2023 (H) (I)	GBP 2,500,000	3,523,254
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/2023	$ 4,900,000	4,836,411
Mizuho Financial Group, Inc.
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	8,100,000	8,056,302
National Australia Bank, Ltd.
2.25%, 03/16/2021 (B) (G)	6,000,000	5,854,958
Nykredit Realkredit A/S
1.00%, 10/01/2018, MTN (I)	DKK 43,900,000	6,831,549
2.00%, 10/01/2018 (I)	55,000,000	8,559,599
Regions Bank
Fixed until 08/13/2020, 3.37% (A), 08/13/2021	$ 6,800,000	6,779,629
Royal Bank of Canada
2.30%, 03/22/2021	6,000,000	5,867,950
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	6,500,000	6,313,847

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC (continued)
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (H)	$ 1,700,000	$ 1,821,125
Santander UK PLC
2.13%, 11/03/2020	4,160,000	4,047,478
Skandinaviska Enskilda Banken AB
3-Month LIBOR + 0.43%, 2.74% (A), 05/17/2021 (B)	6,700,000	6,708,750
3.25%, 05/17/2021 (B) (G)	6,800,000	6,755,331
Societe Generale SA
4.25%, 09/14/2023 (B) (J)	6,500,000	6,474,299
Standard Chartered PLC
Fixed until 01/20/2022, 4.25% (A), 01/20/2023 (B) (J) (N)	6,700,000	6,719,698
Sumitomo Mitsui Banking Corp.
2.51%, 01/17/2020	7,100,000	7,043,651
Sumitomo Mitsui Financial Group, Inc.
3-Month LIBOR + 1.68%, 4.01% (A), 03/09/2021	6,000,000	6,175,593
Svenska Handelsbanken AB
3.35%, 05/24/2021, MTN	7,000,000	6,988,796
Synchrony Bank
3.65%, 05/24/2021	6,900,000	6,842,686
Toronto-Dominion Bank
2.50%, 01/18/2022 (B)	9,800,000	9,535,477
US Bank NA
3.15%, 04/26/2021	8,100,000	8,082,554
Wells Fargo & Co.
2.10%, 07/26/2021	4,000,000	3,851,855
2.50%, 03/04/2021	2,500,000	2,448,479
2.63%, 07/22/2022, MTN	5,400,000	5,215,597
3-Month LIBOR + 1.23%, 3.57% (A), 10/31/2023	2,000,000	2,039,680
Wells Fargo Bank NA
3.55%, 08/14/2023	8,000,000	7,962,515
Westpac Banking Corp.
3.05%, 05/15/2020 (G)	6,800,000	6,781,426

		393,276,323

Beverages - 0.4%
Constellation Brands, Inc.
4.25%, 05/01/2023	700,000	709,334
Keurig Dr. Pepper, Inc.
4.06%, 05/25/2023 (B) (J)	6,700,000	6,711,697
Molson Coors Brewing Co.
2.10%, 07/15/2021	2,400,000	2,307,764

		9,728,795

Biotechnology - 0.3%
AbbVie, Inc.
3.38%, 11/14/2021	8,200,000	8,188,773

Capital Markets - 6.2%
Blackstone CQP Holdco, LP
6.00%, 08/18/2021 (B) (J)	5,900,000	5,899,388
6.50%, 03/20/2021 (B) (J)	9,700,000	9,728,452
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 3.57% (A), 06/12/2024 (B)	6,600,000	6,637,290
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	6,700,000	6,677,059
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/2021	3,700,000	3,685,168
3.75%, 03/26/2025	6,825,000	6,582,713
3.80%, 06/09/2023	5,600,000	5,532,457

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group Funding Guernsey, Ltd. (continued)
3-Month LIBOR + 2.29%, 4.62% (A), 04/16/2021	$ 5,300,000	$ 5,529,660
Deutsche Bank AG
2.70%, 07/13/2020	7,000,000	6,856,957
3.15%, 01/22/2021	8,200,000	8,013,072
3.30%, 11/16/2022	4,500,000	4,277,948
3.38%, 05/12/2021	6,400,000	6,282,203
3.70%, 05/30/2024	8,200,000	7,721,002
4.25%, 10/14/2021	4,100,000	4,074,252
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.75%, 3.06% (A), 02/23/2023	7,100,000	7,128,071
3-Month LIBOR + 0.78%, 3.12% (A), 10/31/2022	4,900,000	4,923,626
3-Month LIBOR + 1.10%, 3.41% (A), 11/15/2018, MTN	4,800,000	4,805,913
3.75%, 05/22/2025	13,700,000	13,427,358
Morgan Stanley
3-Month LIBOR + 1.18%, 3.53% (A), 01/20/2022	2,700,000	2,737,757
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	8,200,000	8,130,357
Piper Jaffray Cos.
5.06%, 10/09/2018 (B) (J)	2,000,000	2,000,710
UBS AG
2.45%, 12/01/2020 (B)	4,300,000	4,210,822
3-Month LIBOR + 0.32%, 2.64% (A), 12/07/2018 (B)	5,500,000	5,501,562
3-Month LIBOR + 0.58%, 2.91% (A), 06/08/2020 (B)	9,200,000	9,236,874
3-Month LIBOR + 0.85%, 3.17% (A), 06/01/2020	500,000	504,637
UBS Group Funding Switzerland AG
3.00%, 04/15/2021 (B)	11,000,000	10,836,812
4.13%, 09/24/2025 (B)	2,200,000	2,186,328

		163,128,448

Chemicals - 0.4%
SASOL Financing USA LLC
5.88%, 03/27/2024	5,300,000	5,400,282
Syngenta Finance NV
4.44%, 04/24/2023 (B) (G)	5,000,000	4,969,517

		10,369,799

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	947,819	890,960
PIK Rate 1.00%, Cash Rate 6.72%, 7.72%, 12/01/2026 (B) (O)	3,277,868	934,225
Odebrecht Oil & Gas Finance, Ltd.
Zero Coupon, 10/29/2018 (B) (H)	500,930	7,113

		1,832,298

Consumer Finance - 4.5%
Ally Financial, Inc.
8.00%, 03/15/2020	9,140,000	9,688,400
Altice Financing SA
6.63%, 02/15/2023 (B)	1,000,000	1,007,500
American Express Co.
3.38%, 05/17/2021	6,600,000	6,603,864
3.40%, 02/27/2023	8,300,000	8,169,195
Capital One Financial Corp.
2.40%, 10/30/2020	6,900,000	6,755,570
3-Month LIBOR + 0.45%, 2.79% (A), 10/30/2020	7,000,000	6,985,901
4.25%, 04/30/2025	6,000,000	5,975,455

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Daimler Finance North America LLC
2.25%, 03/02/2020 (B)	$ 1,200,000	$ 1,183,643
3.35%, 05/04/2021 (B)	6,800,000	6,769,841
Ford Motor Credit Co. LLC
2.55%, 10/05/2018	7,200,000	7,200,002
2.94%, 01/08/2019, MTN	6,600,000	6,606,512
3.20%, 01/15/2021	6,500,000	6,403,671
3-Month LIBOR + 0.93%, 3.30% (A), 09/24/2020, MTN	14,500,000	14,516,419
5.75%, 02/01/2021	6,500,000	6,757,032
General Motors Financial Co., Inc.
3-Month LIBOR + 0.85%, 3.19% (A), 04/09/2021	4,100,000	4,115,663
3.20%, 07/13/2020	7,000,000	6,979,787
3-Month LIBOR + 0.93%, 3.27% (A), 04/13/2020	8,400,000	8,452,283
Springleaf Finance Corp.
6.88%, 03/15/2025	5,600,000	5,586,000

		119,756,738

Diversified Consumer Services - 0.1%
Nationwide Building Society
2.35%, 01/21/2020 (B)	1,300,000	1,287,120
Fixed until 06/20/2019, 6.88% (A), 06/20/2019, MTN (H) (I)	GBP 1,500,000	1,992,372

		3,279,492

Diversified Financial Services - 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	$ 7,000,000	6,744,248
4.13%, 07/03/2023 (G)	5,000,000	4,963,187
Aircastle, Ltd.
5.13%, 03/15/2021	600,000	615,871
Aviation Capital Group LLC
4.13%, 08/01/2025 (B)	5,300,000	5,206,084
BRFkredit A/S
1.00%, 10/01/2018, MTN	DKK 46,600,000	7,251,676
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.38%, 04/01/2020 (B)	$ 200,000	203,250
LeasePlan Corp. NV
2.88%, 01/22/2019 (B)	6,400,000	6,395,113
Nordea Kredit Realkreditaktieselskab
1.00%, 10/01/2018, MTN (I)	DKK 41,300,000	6,426,954
NTT Finance Corp.
1.90%, 07/21/2021, MTN (I)	$ 3,400,000	3,259,420
Tayarra, Ltd.
3.63%, 02/15/2022	4,188,794	4,226,421
Washington Prime Group, LP
5.95%, 08/15/2024 (G)	22,800,000	21,578,946

		66,871,170

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3-Month LIBOR + 0.65%, 2.99% (A), 01/15/2020	5,400,000	5,424,300
3-Month LIBOR + 0.75%, 3.07% (A), 06/01/2021	7,900,000	7,970,863
3-Month LIBOR + 0.95%, 3.29% (A), 07/15/2021	7,000,000	7,082,971
3-Month LIBOR + 1.18%, 3.51% (A), 06/12/2024	6,700,000	6,730,150

		27,208,284

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.9%
Duke Energy Corp.
3.05%, 08/15/2022	$ 5,360,000	$ 5,251,466
Emera US Finance, LP
2.70%, 06/15/2021	1,214,000	1,178,502
FirstEnergy Corp.
3.90%, 07/15/2027	3,100,000	3,015,554
Florida Power & Light Co.
3.70%, 12/01/2047	3,000,000	2,762,716
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (B)	4,700,000	4,873,176
Mississippi Power Co.
3-Month LIBOR + 0.65%, 3.05% (A), 03/27/2020	8,100,000	8,100,972
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 0.32%, 2.64% (A), 09/03/2019	11,100,000	11,118,870
Pacific Gas & Electric Co.
4.25%, 08/01/2023 (B) (J)	6,700,000	6,734,506
Progress Energy, Inc.
4.40%, 01/15/2021	4,400,000	4,484,960
Southern Co.
2.75%, 06/15/2020	1,800,000	1,782,448

		49,303,170

Energy Equipment & Services - 0.2%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	5,500,000	5,574,711

Equity Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/2026	4,100,000	4,064,592
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	5,500,000	5,367,096
CBL & Associates, LP
5.95%, 12/15/2026 (G)	7,100,000	5,885,900
Crown Castle International Corp.
5.25%, 01/15/2023	4,000,000	4,193,463
Digital Realty Trust, LP
3.70%, 08/15/2027	1,600,000	1,519,999
HCP, Inc.
4.00%, 12/01/2022	3,000,000	3,005,602
Hospitality Properties Trust
4.25%, 02/15/2021	1,900,000	1,914,179
Unibail-Rodamco SE
1.00%, 03/14/2025, MTN (I)	EUR 4,900,000	5,682,212
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25%, 10/05/2020 (B)	$ 4,200,000	4,186,581
Welltower, Inc.
4.25%, 04/15/2028	5,900,000	5,809,837

		41,629,461

Food Products - 1.0%
Campbell Soup Co.
3.30%, 03/15/2021	2,900,000	2,872,390
Kraft Heinz Foods Co.
3.38%, 06/15/2021	8,000,000	7,957,778

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Mondelez International, Inc.
3.63%, 05/07/2023 (G)	$ 6,800,000	$ 6,761,973
Tyson Foods, Inc.
3-Month LIBOR + 0.45%, 2.76% (A), 08/21/2020	8,800,000	8,805,173

		26,397,314

Gas Utilities - 0.3%
CenterPoint Energy Resources Corp.
3.55%, 04/01/2023	6,900,000	6,833,167

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co.
2.13%, 06/06/2019	7,000,000	6,958,463
Boston Scientific Corp.
6.00%, 01/15/2020	2,800,000	2,897,728
Medtronic, Inc.
2.50%, 03/15/2020	1,700,000	1,688,677
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	2,000,000	1,980,561

		13,525,429

Health Care Providers & Services - 1.1%
Centene Corp.
5.38%, 06/01/2026 (B)	5,300,000	5,426,405
CVS Health Corp.
2.80%, 07/20/2020	8,100,000	8,024,797
3.13%, 03/09/2020	7,000,000	7,000,987
3.50%, 07/20/2022	1,500,000	1,488,563
HCA, Inc.
5.38%, 09/01/2026 (G)	5,300,000	5,353,000
6.50%, 02/15/2020	1,100,000	1,144,550

		28,438,302

Hotels, Restaurants & Leisure - 1.1%
Marriott Ownership Resorts, Inc.
6.50%, 09/15/2026 (B)	4,000,000	4,105,600
McDonald’s Corp.
3-Month LIBOR + 0.43%, 2.77% (A), 10/28/2021, MTN	6,600,000	6,616,974
Sands China, Ltd.
4.60%, 08/08/2023 (B)	7,000,000	6,998,588
5.13%, 08/08/2025 (B)	6,900,000	6,884,481
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	6,200,000	5,990,750

		30,596,393

Household Products - 0.2%
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/2022 (B)	5,400,000	5,183,771

Insurance - 0.5%
Allstate Corp.
3-Month LIBOR + 0.63%, 3.02% (A), 03/29/2023	5,600,000	5,616,746

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Ambac LSNI LLC
3-Month LIBOR + 5.00%, 7.40% (A), 02/12/2023 (B)	$ 6,441,880	$ 6,506,299
American International Group, Inc.
3.75%, 07/10/2025	2,200,000	2,139,417

		14,262,462

IT Services - 0.3%
DXC Technology Co.
3-Month LIBOR + 0.95%, 3.27% (A), 03/01/2021	6,800,000	6,800,099

Machinery - 0.2%
Wabtec Corp.
3-Month LIBOR + 1.05%, 3.38% (A), 09/15/2021	6,600,000	6,613,458

Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
3-Month LIBOR + 1.65%, 3.99% (A), 02/01/2024	3,500,000	3,567,165
Discovery Communications LLC
2.80%, 06/15/2020 (B)	500,000	494,920
Time Warner Cable LLC
4.00%, 09/01/2021	2,400,000	2,414,474
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/2024 (I)	GBP 5,650,000	7,382,608
Warner Media LLC
3.40%, 06/15/2022	$ 2,100,000	2,077,161

		15,936,328

Multi-Utilities - 0.3%
Dominion Energy, Inc.
3-Month LIBOR + 0.60%, 2.91% (A), 05/15/2020 (B)	8,000,000	8,003,359

Oil, Gas & Consumable Fuels - 0.6%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.50%, 10/15/2019	6,100,000	6,214,497
Enbridge, Inc.
3-Month LIBOR + 0.70%, 3.03% (A), 06/15/2020	5,300,000	5,319,343
Petrobras Global Finance BV
6.00%, 01/27/2028	3,736,000	3,446,460
Sabine Pass Liquefaction LLC
6.25%, 03/15/2022	1,890,000	2,031,480

		17,011,780

Pharmaceuticals - 0.7%
Allergan Funding SCS
3.45%, 03/15/2022	300,000	297,989
Allergan Sales LLC
5.00%, 12/15/2021 (B)	1,200,000	1,244,505
Baxalta, Inc.
2.88%, 06/23/2020	2,456,000	2,435,640

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bayer US Finance II LLC
3.88%, 12/15/2023 (B)	$ 8,100,000	$ 8,045,648
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	5,300,000	5,243,333
2.40%, 09/23/2021	900,000	869,299

		18,136,414

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, 01/15/2022	5,959,000	5,805,616
3.63%, 01/15/2024	5,000,000	4,857,943
Microchip Technology, Inc.
3.92%, 06/01/2021 (B)	4,600,000	4,573,050

		15,236,609

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (B)	3,200,000	3,208,085
5.45%, 06/15/2023 (B)	6,500,000	6,835,627

		10,043,712

Tobacco - 0.5%
BAT Capital Corp.
3.56%, 08/15/2027 (B)	4,300,000	4,004,367
BAT International Finance PLC
2.75%, 06/15/2020 (B)	5,200,000	5,145,762
Imperial Tobacco Finance PLC
2.95%, 07/21/2020 (B)	5,500,000	5,446,279

		14,596,408

Wireless Telecommunication Services - 0.2%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	5,400,000	5,379,750

Total Corporate Debt Securities (Cost $1,166,597,553)		1,157,010,994

FOREIGN GOVERNMENT OBLIGATIONS - 4.1%
Argentina - 1.4%
Argentina Treasury Bill
3.54%, 02/22/2019	28,500,000	28,062,439
Bonos de la Nacion Argentina CON Ajuste por CER
Zero Coupon, 02/08/2019	ARS 95,700,000	2,885,602
4.00%, 03/06/2020	188,200,000	5,355,655

		36,303,696

Brazil - 0.4%
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2019	BRL 43,500,000	10,600,825

Greece - 0.6%
Hellenic Republic Government Bond
4.75%, 04/17/2019 (I)	EUR 3,300,000	3,899,908
Hellenic Republic Treasury Bill
1.22%, 03/15/2019	6,700,000	7,744,655
1.27%, 03/15/2019	4,500,000	5,201,634

		16,846,197

Japan - 1.0%
Japan Bank for International Cooperation
2.88%, 07/21/2027	$ 8,500,000	8,129,958

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	$ 8,400,000	$ 8,177,049
3.38%, 09/27/2023 (B) (J)	10,500,000	10,462,707

		26,769,714

Kuwait - 0.0% (F)
Kuwait International Government Bond
2.75%, 03/20/2022 (B)	1,300,000	1,269,411

Peru - 0.1%
Corp. Financiera de Desarrollo SA
3.25%, 07/15/2019 (B)	2,100,000	2,098,110

Qatar - 0.6%
Qatar Government International Bond
4.50%, 04/23/2028 (B)	7,300,000	7,511,700
5.10%, 04/23/2048 (B)	6,900,000	7,176,000

		14,687,700

Total Foreign Government Obligations (Cost $117,188,526)		108,575,653

LOAN ASSIGNMENT - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Wyndham Hotels & Resorts, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 3.99% (A), 05/30/2025	4,300,000	4,311,825

Total Loan Assignment (Cost $4,300,000)		4,311,825

MORTGAGE-BACKED SECURITIES - 6.5%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
4.27% (A), 01/25/2036	130,713	121,886
Series 2005-4, Class 1A1,
3.14% (A), 08/25/2035	101,415	79,613
Series 2005-5, Class 2A1,
4.06% (A), 09/25/2035	99,566	93,672
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	35,623	36,408
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 2.43% (A), 05/25/2035	174,408	165,882
Series 2005-56, Class 5A2,
1-Month LIBOR + 0.77%, 2.99% (A), 11/25/2035	401,555	397,519
Series 2005-59, Class 1A1,
1-Month LIBOR + 0.33%, 2.50% (A), 11/20/2035 (E)	0	0
Series 2005-62, Class 2A1,
12-MTA + 1.00%, 2.85% (A), 12/25/2035	16,031	14,714
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	4,629,520	4,334,860
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.27%, 2.49% (A), 08/25/2035	4,387,578	3,024,986
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 2.36% (A), 09/20/2046	3,362,661	2,859,314

The notes are an integral part of this report. Transamerica Series Trust	Page 8	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2006-OA17, Class 1A1A,
1-Month LIBOR + 0.20%, 2.36% (A), 12/20/2046	$ 2,384,153	$ 2,036,875
Series 2006-OA21, Class A1,
1-Month LIBOR + 0.19%, 2.36% (A), 03/20/2047	2,382,425	2,042,070
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037	1,070,633	778,649
Series 2007-HY4, Class 1A1,
3.72% (A), 06/25/2037	1,417,799	1,214,251
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12,
1-Month LIBOR + 0.21%, 2.43% (A), 10/25/2046	2,245,290	1,678,551
Series 2006-5, Class A1,
12-MTA + 0.92%, 2.77% (A), 11/25/2046 (E)	0	0
Series 2007-1, Class A1,
12-MTA + 0.70%, 2.55% (A), 02/25/2047	3,680,271	2,456,887
Ashford Hospitality Trust
Series 2018-AHT1, Class A,
1-Month LIBOR + 1.00%, 3.16% (A), 05/15/2035 (B)	7,500,000	7,509,394
Banc of America Funding Trust
Series 2005-D, Class A1,
4.20% (A), 05/25/2035	3,425,249	3,581,623
Series 2006-D, Class 5A1,
3.85% (A), 05/20/2036	305,777	290,976
Series 2006-J, Class 4A1,
3.93% (A), 01/20/2047	60,461	57,684
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	6,427,300	6,415,598
BCAP LLC Trust
Series 2013-RR12, Class 1A3,
1-Month LIBOR + 0.50%, 2.56% (A), 05/26/2035 (B)	64,058	63,686
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
4.23% (A), 10/25/2035	2,204,109	2,227,769
Series 2006-6, Class 31A1,
4.04% (A), 11/25/2036	3,497,370	3,236,529
Series 2006-6, Class 32A1,
3.93% (A), 11/25/2036	613,306	512,799
Series 2006-8, Class 3A1,
1-Month LIBOR + 0.16%, 2.38% (A), 02/25/2034	373,446	373,294
Series 2006-R1, Class 2E21,
3.80% (A), 08/25/2036	506,142	409,386
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
4.19% (A), 08/25/2033	325,371	325,494
Series 2003-8, Class 2A1,
3.81% (A), 01/25/2034	27,117	27,753
Series 2003-8, Class 4A1,
4.14% (A), 01/25/2034	78,825	79,394
Series 2003-9, Class 2A1,
3.89% (A), 02/25/2034	55,434	56,473
Series 2004-10, Class 22A1,
4.01% (A), 01/25/2035	73,862	72,230
Series 2006-4, Class 1A1,
4.55% (A), 10/25/2036	245,870	236,164
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
4.11% (A), 01/26/2036	288,714	252,810

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Structured Products, Inc. Trust (continued)
Series 2007-R6, Class 2A1,
3.53% (A), 12/26/2046	$ 217,894	$ 197,231
Business Mortgage Finance 7 PLC
Series 7X, Class A1,
3-Month GBP LIBOR + 2.00%, 2.80% (A), 02/15/2041 (I)	GBP 2,198,448	2,849,314
BX Trust
Series 2017-SLCT, Class A,
1-Month LIBOR + 0.92%, 3.08% (A), 07/15/2034 (B)	$ 7,545,689	7,552,765
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
3.67% (A), 10/19/2032	28,339	27,298
Series 2004-12, Class 11A1,
3.91% (A), 08/25/2034	30,287	28,649
Series 2005-HY10, Class 5A1,
3.31% (A), 02/20/2036	91,283	78,598
Series 2006-OA5, Class 2A2,
1-Month LIBOR + 0.30%, 2.52% (A), 04/25/2046	50,648	3,210
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	7,200,000	6,964,802
Series 2017-1500, Class A,
1-Month LIBOR + 0.85%, 3.01% (A), 07/15/2032 (B)	6,800,000	6,802,156
Citigroup Mortgage Loan Trust
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 4.24% (A), 09/25/2035	124,880	126,491
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
1-Year CMT + 2.10%, 3.41% (A), 09/25/2035	173,347	176,007
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1,
3.76% (A), 06/25/2033	233,774	234,325
CSMC Trust
Series 2008-3R, Class 1A2,
3.88% (A), 07/26/2037 (B)	942,991	801,929
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-AR1, Class 2A1,
3.42% (A), 08/25/2035	93,105	77,130
Eurosail PLC
Series 2007-3X, Class A3C,
3-Month GBP LIBOR + 0.95%, 1.75% (A), 06/13/2045 (I)	GBP 2,011,037	2,597,103
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
4.28% (A), 08/25/2035	$ 28,565	23,811
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1,
12-MTA + 2.00%, 3.85% (A), 03/25/2036	6,836,527	6,520,034
Series 2006-AR7, Class 1A32,
1-Month LIBOR + 0.20%, 2.42% (A), 12/25/2046 (E)	0	0
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	6,000,000	5,966,648

The notes are an integral part of this report. Transamerica Series Trust	Page 9	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	$ 4,400,000	$ 4,255,462
Series 2016-GS3, Class WMA,
3.72% (A), 10/10/2049 (B)	2,000,000	1,979,623
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1-Month LIBOR + 0.34%, 2.56% (A), 12/25/2034	261,481	249,224
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035	3,359,731	3,345,453
Series 2005-AR6, Class 2A1,
3.90% (A), 09/25/2035	164,698	167,868
Series 2006-AR1, Class 2A1,
3.75% (A), 01/25/2036	2,993	2,975
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A,
1-Month LIBOR + 0.20%, 2.37% (A), 09/19/2046	307,733	279,368
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	8,600,000	8,308,494
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2006-AR12, Class A1,
1-Month LIBOR + 0.19%, 2.41% (A), 09/25/2046	408,059	382,858
Series 2006-AR35, Class 2A1A,
1-Month LIBOR + 0.17%, 2.39% (A), 01/25/2037	6,380,264	6,061,178
Series 2006-R1, Class A3,
3.70% (A), 12/25/2035	3,552,698	3,390,536
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 2.62% (A), 03/25/2036	226,199	43,028
Merrill Lynch Mortgage Investors Trust
Series 2005-3, Class 4A,
1-Month LIBOR + 0.25%, 2.47% (A), 11/25/2035	5,686	5,514
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	6,000,000	5,922,614
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	5,300,000	5,314,138
Morgan Stanley Mortgage Loan Trust
Series 2007-14AR, Class 1A3,
4.05% (A), 10/25/2037	1,010,067	975,250
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1,
6.50%, 03/25/2034 (B)	392,520	371,339
RALI Trust
Series 2005-QA13, Class 2A1,
4.62% (A), 12/25/2035	2,003,739	1,816,890
Series 2005-QO3, Class A1,
1-Month LIBOR + 0.80%, 3.02% (A), 10/25/2045	230,798	210,721
Series 2007-QO2, Class A1,
1-Month LIBOR + 0.15%, 2.37% (A), 02/25/2047	3,887,567	2,525,360
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
1-Month LIBOR + 0.15%, 3.79% (A), 01/26/2036 (B)	2,210,814	2,230,293

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A,
5.01% (A), 01/25/2034 (B)	$ 318,574	$ 301,406
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	185,516	184,113
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 2.56% (A), 06/25/2035 (B)	354,945	342,355
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 2.56% (A), 01/25/2036 (B)	3,356,428	3,293,297
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2,
6.50%, 04/25/2037	4,120,534	2,215,343
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	4,288	4,402
Series 2005-SA4, Class 1A21,
4.42% (A), 09/25/2035	451,405	381,371
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 2.48% (A), 06/12/2044 (I)	7,825,407	7,523,495
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1-Month LIBOR + 0.54%, 2.71% (A), 01/20/2035	518,119	512,392
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 2.93% (A), 10/20/2027	12,802	12,250
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
4.33% (A), 09/25/2034	76,158	76,051
Series 2004-20, Class 3A1,
3.91% (A), 01/25/2035	76,202	75,592
Series 2005-1, Class 1A1,
4.06% (A), 02/25/2035	232,272	232,063
Series 2005-17, Class 3A1,
4.18% (A), 08/25/2035	43,961	43,912
Series 2005-18, Class 3A1,
4.34% (A), 09/25/2035	1,184,633	1,044,620
Series 2006-8, Class 1A2,
3.88% (A), 09/25/2036	3,108,800	2,406,224
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 2.42% (A), 07/19/2035	60,321	58,848
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 2.42% (A), 07/19/2035	36,389	35,542
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.42% (A), 07/19/2035	87,937	85,515
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 2.50% (A), 02/25/2036	163,309	154,523
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 2.83% (A), 09/19/2032	13,494	13,179

The notes are an integral part of this report. Transamerica Series Trust	Page 10	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
4.32% (A), 09/25/2033	$ 939,864	$ 955,858
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.29%, 2.51% (A), 10/25/2045	2,232,799	2,254,741
Series 2006-AR10, Class 1A1,
3.86% (A), 09/25/2036	663,648	641,745
Series 2006-AR17, Class 1A,
12-MTA + 0.82%, 2.57% (A), 12/25/2046	3,352,210	3,031,864
Series 2006-AR19, Class 1A1A,
12-MTA + 0.73%, 2.58% (A), 01/25/2047 (E)	0	0
Series 2006-AR7, Class 2A,
12-MTA + 0.98%, 2.83% (A), 07/25/2046	143,552	138,160
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 2.52% (A), 08/25/2046 (E)	0	0
Series 2007-HY1, Class 1A1,
3.35% (A), 02/25/2037	359,923	331,042
Series 2007-HY4, Class 2A2,
3.11% (A), 04/25/2037	3,019,472	2,783,080
Wells Fargo Alternative Loan Trust
Series 2007-PA2, Class 1A1,
6.00%, 06/25/2037	4,272,346	4,315,732
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
3.80% (A), 01/25/2035	90,383	92,493
Series 2005-AR2, Class 1A1,
3.90% (A), 03/25/2035	1,252,498	1,269,904
Series 2006-AR8, Class 2A4,
4.39% (A), 04/25/2036	168,175	170,971

Total Mortgage-Backed Securities (Cost $165,885,582)		170,912,963

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.1%
Metropolitan Water District of Southern California, Revenue Bonds,
Series A,
6.95%, 07/01/2040	3,000,000	3,190,560

Illinois - 0.1%
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	2,000,000	2,108,800

Kentucky - 0.0% (F)
Kentucky State Property & Building Commission, Revenue Bonds
Series C,
4.30%, 11/01/2019	500,000	504,865
4.40%, 11/01/2020	600,000	608,622

		1,113,487

New York - 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	900,000	954,468
4.91%, 11/01/2024	600,000	643,584

		1,598,052

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	$ 2,200,000	$ 2,198,174

Total Municipal Government Obligations (Cost $10,169,190)		10,209,073

U.S. GOVERNMENT AGENCY OBLIGATIONS - 60.4%
Federal Home Loan Mortgage Corp.
3.50%, 03/01/2048	379,999	374,268
3.50%, TBA (N)	28,620,000	28,168,342
12-Month LIBOR + 1.35%, 3.94% (A), 09/01/2035	45,637	47,149
4.00%, 08/01/2048	1,999,999	2,020,748
4.00%, TBA (N)	14,000,000	14,121,730
12-Month LIBOR + 1.87%, 4.11% (A), 09/01/2035	388,588	409,180
1-Year CMT + 2.23%, 4.24% (A), 08/01/2023	12,687	12,965
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
1.39% (A), 08/25/2022	17,415,236	703,643
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.51% (A), 12/15/2029	19,538	19,566
1-Month LIBOR + 0.40%, 2.56% (A), 06/15/2041	5,802,443	5,833,738
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 3.05% (A), 10/25/2044	733,278	730,006
12-MTA + 1.40%, 3.25% (A), 07/25/2044	360,232	362,732
6.50%, 07/25/2043	49,591	55,280
Federal National Mortgage Association
12-MTA + 1.20%, 2.95% (A), 06/01/2043	89,037	88,567
3.00%, TBA (N)	262,000,000	250,426,200
12-Month LIBOR + 1.35%, 3.10% (A), 12/01/2034	5,481	5,673
3.50%, 02/01/2026	90,145	90,814
3.50%, TBA (N)	487,000,000	478,708,440
1-Year CMT + 2.18%, 3.60% (A), 10/01/2035	3,939	4,104
1-Year CMT + 1.71%, 3.86% (A), 08/01/2035	9,604	9,965
6-Month LIBOR + 1.38%, 3.88% (A), 08/01/2035	296,625	305,147
1-Year CMT + 2.22%, 3.88% (A), 01/01/2028	17,934	18,813
6-Month LIBOR + 1.75%, 3.90% (A), 05/01/2035	423,090	442,149
4.00%, 12/01/2040 - 03/01/2041	363,867	369,368
4.00%, TBA (N)	542,500,000	547,113,852
1-Year CMT + 2.24%, 4.11% (A), 01/01/2036	3,437,377	3,615,960
6-Month LIBOR + 1.61%, 4.11% (A), 08/01/2036	48,276	49,979
1-Year CMT + 2.14%, 4.26% (A), 07/01/2032	5,020	5,107
1-Year CMT + 2.04%, 4.29% (A), 09/01/2035	471,134	494,771
4.50%, 02/01/2020 - 07/01/2041	58,216	60,356
4.50%, TBA (N)	73,000,000	75,225,473
5.00%, 10/01/2020 - 06/01/2037	305,146	318,649
5.00%, TBA (N)	42,250,000	44,118,029
5.50%, 01/01/2025 - 09/01/2027	117,089	121,641

The notes are an integral part of this report. Transamerica Series Trust	Page 11	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.45%, 2.53% (A), 09/25/2046	$ 5,067,328	$ 5,067,202
Government National Mortgage Association
1-Month LIBOR + 0.37%, 2.45% (A), 06/20/2061 - 10/20/2066	5,160,801	5,158,552
1-Month LIBOR + 0.58%, 2.66% (A), 06/20/2065	4,807,232	4,834,580
1-Month LIBOR + 0.60%, 2.68% (A), 04/20/2065 - 10/20/2065	43,166,795	43,431,497
1-Month LIBOR + 0.62%, 2.70% (A), 09/20/2065	6,079,060	6,122,397
1-Month LIBOR + 0.68%, 2.76% (A), 03/20/2062	1,354,198	1,355,464
1-Month LIBOR + 0.70%, 2.78% (A), 10/20/2065	1,961,693	1,964,879
1-Month LIBOR + 0.75%, 2.83% (A), 08/20/2067	3,934,618	3,994,414
1-Month LIBOR + 0.77%, 2.85% (A), 10/20/2066	7,705,702	7,813,613
1-Month LIBOR + 0.78%, 2.86% (A), 09/20/2066	11,195,578	11,349,654
1-Month LIBOR + 0.80%, 2.88% (A), 06/20/2066	5,774,539	5,861,755
3.00%, TBA (N)	7,000,000	6,781,250
1-Month LIBOR + 0.95%, 3.03% (A), 12/20/2066	2,798,812	2,858,067
3.50%, TBA (N)	5,000,000	4,971,679
12-Month LIBOR + 0.80%, 3.63% (A), 09/20/2067	4,980,149	5,144,379
4.00%, TBA (N)	20,000,000	20,338,621
Overseas Private Investment Corp.
Series 2002-406,
2.07%, 05/15/2021	7,982,437	7,942,524

Total U.S. Government Agency Obligations (Cost $1,600,675,516)		1,599,442,931

U.S. GOVERNMENT OBLIGATIONS - 19.7%
U.S. Treasury - 19.6%
U.S. Treasury Bond
2.75%, 08/15/2042 (P)	9,600,000	8,890,125
2.75%, 11/15/2042 (Q)	17,700,000	16,380,797
2.88%, 05/15/2043	13,800,000	13,046,391
2.88%, 08/15/2045 (Q)	24,500,000	23,070,195
3.00%, 05/15/2042	4,700,000	4,552,207
3.00%, 11/15/2044 - 02/15/2048 (Q)	70,500,000	68,014,890
3.13%, 02/15/2043	4,500,000	4,445,508
3.13%, 08/15/2044 (Q)	66,900,000	66,061,137
3.38%, 05/15/2044 (Q)	35,800,000	36,914,555
3.63%, 08/15/2043	14,800,000	15,881,672
3.63%, 02/15/2044 (P)	9,300,000	9,990,234
3.75%, 11/15/2043 (Q)	12,400,000	13,577,516
4.25%, 05/15/2039	2,000,000	2,332,344
4.38%, 11/15/2039 - 05/15/2040	1,800,000	2,137,523
4.50%, 08/15/2039 (P)	3,100,000	3,734,895
4.63%, 02/15/2040	1,100,000	1,348,660
U.S. Treasury Note
1.75%, 09/30/2022 (P) (R) (S) (T)	5,600,000	5,351,281
1.88%, 07/31/2022 (P) (Q) (R) (S) (T)	32,500,000	31,269,824
1.88%, 08/31/2022 (R) (T)	2,300,000	2,210,605
2.00%, 10/31/2022 (S) (T)	200,000	192,844
2.13%, 09/30/2024 (Q) (S) (T)	65,900,000	62,787,770
2.25%, 10/31/2024 (Q)	14,500,000	13,904,141

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.25%, 08/15/2027 (Q) (R)	$ 81,200,000	$ 76,150,375
2.38%, 05/15/2027 (Q)	39,300,000	37,311,973

		519,557,462

U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Indexed Bond
0.88%, 02/15/2047 (Q)	2,923,088	2,794,822

Total U.S. Government Obligations (Cost $547,869,233)		522,352,284

COMMERCIAL PAPER - 1.0%
Consumer Finance - 0.3%
Hyundai Capital America
2.53% (U), 11/06/2018	6,700,000	6,682,461

Food Products - 0.2%
Mondelez International, Inc.
2.52% (U), 11/16/2018	6,600,000	6,578,264

Oil, Gas & Consumable Fuels - 0.5%
Enbridge Energy Partners
3.09% (U), 10/11/2018	8,000,000	7,991,893
Enterprise Products Operating LLC
2.41% (U), 10/19/2018	6,600,000	6,591,310

		14,583,203

Total Commercial Paper (Cost $27,843,928)		27,843,928

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 14.9%
Argentina - 0.2%
Argentina Treasury Bill
3.80% (U), 12/28/2018	140,616,000	3,414,084
6.00% (U), 03/29/2019	ARS 38,061,000	912,579

		4,326,663

Greece - 0.6%
Hellenic Republic Treasury Bill
0.71% (U), 11/02/2018	EUR 1,600,000	1,856,473
1.08% (U), 10/05/2018	12,300,000	14,280,635

		16,137,108

Japan - 14.1%
Japan Treasury Discount Bill
0.00% (U) (V), 10/29/2018 - 11/26/2018	JPY 42,400,000,000	373,222,859

Total Short-Term Foreign Government Obligations (Cost $403,776,002)		393,686,630

	Shares	Value
OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (U)	51,416,228	51,416,228

Total Other Investment Company (Cost $51,416,228)		51,416,228

The notes are an integral part of this report. Transamerica Series Trust	Page 12	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.2%

Fixed Income Clearing Corp., 1.25% (U), dated 09/28/2018, to be repurchased at $6,134,435 on 10/01/2018. Collateralized by U.S. Government Obligations, 2.25% - 2.75%, due 04/30/2023 - 01/31/2024, and with a total value of $6,261,936.

	$ 6,133,796	$ 6,133,796

Total Repurchase Agreement (Cost $6,133,796)		6,133,796

Total Investments Excluding Purchased Options/Swaptions (Cost $4,499,383,055)		4,462,780,440
Total Purchased Options/Swaptions - 0.0% (F) (Cost $659,102)		839,085

Total Investments (Cost $4,500,042,157)		4,463,619,525
Net Other Assets (Liabilities) - (68.5)%		(1,814,745,741)

Net Assets - 100.0%		$ 2,648,873,784

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (12.3)%

Bank of Montreal, 2.15% (U), dated 08/09/2018, to be repurchased at $(23,855,835) on 10/12/2018. Collateralized by U.S. Government Obligations, 2.88% - 4.38%, due 11/15/2039 - 08/15/2045, and with a total value of $(23,531,136).

	$ (23,765,000)	$ (23,765,000)
Bank of Montreal, 2.18% (U), dated 09/07/2018, to be repurchased at $(48,736,892) on 10/15/2018. Collateralized by U.S. Government Obligations, 2.13% - 4.38%, due 09/30/2024 - 05/15/2045, and with a total value of $(48,397,687).	(48,625,000)	(48,625,000)
Bank of Nova Scotia, 2.13% (U), dated 08/09/2018, to be repurchased at $(12,268,340) on 10/10/2018. Collateralized by a U.S. Government Obligation, 3.38%, due 05/15/2044, and with a value of $(12,111,736).	(12,223,500)	(12,223,500)
Credit Agricole Securities, Inc., 2.33% (U), dated 09/27/2018, to be repurchased at $(12,777,785) on 10/29/2018. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027, and with a value of $(12,748,597).	(12,751,375)	(12,751,375)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

RBS Securities, Inc., 2.20% (U), dated 08/10/2018, to be repurchased at $(7,270,340) on 11/13/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2042, and with a value of $(7,208,347).

	$ (7,228,375)	$ (7,228,375)
Royal Bank of Canada, 2.12% (U), dated 08/08/2018, to be repurchased at $(114,906,641) on 10/09/2018. Collateralized by U.S. Government Obligations, 2.13% - 3.00%, due 09/30/2024 - 05/15/2045, and with a total value of $(115,285,583).	(114,488,630)	(114,488,630)
Royal Bank of Canada, 2.12% (U), dated 09/27/2018, to be repurchased at $(50,973,496) on 10/09/2018. Collateralized by U.S. Government Obligations, 3.00% - 3.13%, due 08/15/2044 - 05/15/2045, and with a total value of $(50,632,148).	(50,937,500)	(50,937,500)
Royal Bank of Canada, 2.17% (U), dated 08/16/2018, to be repurchased at $(18,300,639) on 10/17/2018. Collateralized by U.S. Government Obligations, 3.00% - 3.38%, due 05/15/2044 - 05/15/2045, and with a total value of $(18,125,014).	(18,232,500)	(18,232,500)
Standard Chartered Bank, 2.25% (U), dated 08/22/2018, to be repurchased at $(26,788,056) on 11/23/2018. Collateralized by U.S. Government Obligations, 2.38% - 4.38%, due 05/15/2027 - 02/15/2048, and with a total value of $(26,557,437).	(26,633,250)	(26,633,250)
Standard Chartered Bank, 2.25% (U), dated 08/23/2018, to be repurchased at $(11,057,844) on 11/23/2018. Collateralized by U.S. Government Obligations, 2.13% - 4.38%, due 09/30/2024 - 05/15/2040, and with a total value of $(10,981,199).	(10,994,625)	(10,994,625)

Total Reverse Repurchase Agreements (Cost $325,879,755)		$ (325,879,755)

The notes are an integral part of this report. Transamerica Series Trust	Page 13	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price	Expiration Date	Notional Amount	Number of Contracts	Premiums Paid	Value
Call - 10-Year Canada Government Bond Futures	CAD 158.00	11/16/2018	CAD 8,752,920	66	$605	$255
Call - 10-Year Canada Government Bond Futures	CAD 159.00	11/16/2018	CAD 17,638,460	133	1,218	515
Call - 30-Year U.S. Treasury Note Futures	USD 178.00	11/23/2018	USD 51,704,000	368	3,018	368
Call - 30-Year U.S. Treasury Note Futures	USD 180.00	11/23/2018	USD 153,004,500	1,089	9,311	1,089
Call - U.S. Treasury Note Futures	USD 166.00	11/23/2018	USD 2,950,500	21	172	21
Call - U.S. Treasury Note Futures	USD 168.00	11/23/2018	USD 65,192,000	464	3,967	464
Put - 05-Year U.S. Treasury Note Futures	USD 107.00	11/23/2018	USD 281,874,880	2,506	21,426	2,506
Put - 05-Year U.S. Treasury Note Futures	USD 107.25	11/23/2018	USD 355,099,360	3,157	26,992	3,157
Put - 05-Year U.S. Treasury Note Futures	USD 107.50	11/23/2018	USD 20,021,440	178	1,522	178
Put - 05-Year U.S. Treasury Note Futures	USD 107.75	11/23/2018	USD 9,560,800	85	727	85
Put - 05-Year U.S. Treasury Note Futures	USD 108.00	11/23/2018	USD 75,024,160	667	5,703	667
Put - 10-Year U.S. Treasury Note Futures	USD 109.50	11/23/2018	USD 65,329,000	550	4,703	550
Put - 10-Year U.S. Treasury Note Futures	USD 110.00	11/23/2018	USD 51,906,860	437	3,736	437
Put - 10-Year U.S. Treasury Note Futures	USD 110.50	11/23/2018	USD 1,306,580	11	94	11
Put - 10-Year U.S. Treasury Note Futures	USD 111.00	11/23/2018	USD 13,065,800	110	941	110
Put - 10-Year U.S. Treasury Note Futures	USD 111.50	11/23/2018	USD 831,460	7	60	7

Total					$84,195	$10,420

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Number of Contracts	Premiums Paid	Value
Put - Federal National Mortgage Association, 3.50%, TBA	JPM	USD 70.00	11/06/2018	USD 90,000,000	90,000,000	$3,516	$—
Put - Federal National Mortgage Association, 4.00%, TBA	JPM	USD 72.00	11/06/2018	USD 41,000,000	41,000,000	1,602	—

Total						$5,118	$—

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Call - USD vs. RUB	BOA	USD 110.00	10/31/2018	USD 8,000,000	$800	$16
Put - USD vs. INR	HSBC	USD 68.50	12/05/2018	USD 13,400,000	11,189	4,167
Put - USD vs. INR	GSB	USD 68.50	12/07/2018	USD 10,600,000	10,600	3,424

Total					$22,589	$7,607

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Put - Receives Floating Rate Index 3-Month USD-LIBOR (J)	GSB	3-Month USD-LIBOR	Pay	2.94%	12/12/2019	USD 2,300,000	$110,400	$166,487
Put - Receives Floating Rate Index 3-Month USD-LIBOR (J)	MLI	3-Month USD-LIBOR	Pay	2.95	12/09/2019	USD 9,100,000	436,800	654,571

Total							$547,200	$821,058

The notes are an integral part of this report. Transamerica Series Trust	Page 14	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Call - AUD vs. USD	GSB	AUD 0.73	11/09/2018	AUD 26,000,000	$(125,830)	$(144,094)
Call - AUD vs. USD	BOA	AUD 0.73	10/23/2018	AUD 7,600,000	(29,026)	(13,520)
Call - AUD vs. USD	BOA	AUD 0.74	11/20/2018	AUD 7,600,000	(36,642)	(21,870)
Call - USD vs. RUB	BNP	USD 67.10	10/11/2018	USD 4,777,000	(146,936)	(11,943)
Call - USD vs. RUB	CITI	USD 68.00	10/23/2018	USD 5,500,000	(156,970)	(20,378)
Call - USD vs. TRY	SCB	USD 7.11	10/23/2018	USD 2,100,000	(49,623)	(4,330)
Call - USD vs. TRY	GSB	USD 7.28	11/02/2018	USD 1,700,000	(39,950)	(5,088)
Call - USD vs. TRY	HSBC	USD 7.40	11/19/2018	USD 6,600,000	(209,055)	(35,171)
Call - USD vs. TRY	HSBC	USD 7.70	12/10/2018	USD 6,600,000	(202,620)	(46,801)
Call - USD vs. ZAR	BOA	USD 15.40	10/29/2018	USD 7,100,000	(109,695)	(19,447)
Call - USD vs. ZAR	SCB	USD 16.00	10/26/2018	USD 6,600,000	(89,232)	(5,828)
Put - AUD vs. USD	GSB	AUD 0.69	11/09/2018	AUD 26,000,000	(94,973)	(20,580)
Put - USD vs. CAD	BNP	USD 1.28	10/26/2018	USD 12,500,000	(72,000)	(52,338)
Put - USD vs. MXN	HSBC	USD 18.90	10/09/2018	USD 10,700,000	(64,414)	(139,710)
Put - USD vs. MXN	DUB	USD 18.93	10/23/2018	USD 9,300,000	(67,890)	(151,581)
Put - USD vs. RUB	DUB	USD 68.50	10/26/2018	USD 11,500,000	(102,350)	(530,277)

Total					$(1,597,206)	$(1,222,956)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts	Premiums (Received)	Value
Put - 5-Year	MLI	3-Month USD-LIBOR	Pay	2.75%	12/09/2019	USD 40,100,000	$(438,001)	$(945,545)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.75	12/12/2019	USD 10,100,000	(110,182)	(238,494)

Total							$(548,183)	$(1,184,039)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(2,145,389)	$(2,406,995)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (W)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (X)	Notional Amount (Y)	Value (Z)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MetLife, Inc., 4.75%, 02/08/2021	1.00%	Quarterly	06/20/2021	0.30%	USD 1,400,000	$27,017	$26,136	$881
MetLife, Inc., 4.75%, 02/08/2021	1.00	Quarterly	12/20/2021	0.35	USD 4,500,000	91,583	89,896	1,687
Royal Bank of Scotland Group PLC, 1.50%, 11/28/2016	1.00	Quarterly	06/20/2023	1.10	EUR 6,900,000	(25,853)	(10,882)	(14,971)
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.64	EUR 9,700,000	158,527	36,627	121,900

Total						$251,274	$141,777	$109,497

The notes are an integral part of this report. Transamerica Series Trust	Page 15	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices – Sell Protection (W)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Y)	Value (Z)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 28	1.00%	Quarterly	06/20/2022	USD 10,200,000	$208,233	$180,609	$27,624
North America Investment Grade Index - Series 30	1.00	Quarterly	06/20/2023	USD 33,100,000	(667,892)	(559,525)	(108,367)

Total					$(459,659)	$(378,916)	$(80,743)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	Semi-Annually	12/16/2046	CAD 1,900,000	$339,601	$251,122	$88,479
3-Month USD-LIBOR	Receive	1.96	Semi-Annually/Quarterly	12/05/2019	USD 218,300,000	(1,190,856)	—	(1,190,856)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/Quarterly	06/20/2028	USD 49,600,000	3,336,902	2,673,176	663,726
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD 30,000,000	1,341,552	666,137	675,415
3-Month USD-LIBOR	Receive	2.80	Semi-Annually/Quarterly	08/22/2023	USD 92,700,000	(1,118,313)	(1,152)	(1,117,161)
3-Month USD-LIBOR	Pay	2.91	Semi-Annually/Quarterly	08/22/2048	USD 12,500,000	650,691	—	650,691
3-Month USD-LIBOR	Pay	2.93	Semi-Annually/Quarterly	08/22/2048	USD 4,600,000	216,281	—	216,281
3-Month USD-LIBOR	Pay	2.94	Semi-Annually/Quarterly	08/22/2048	USD 4,000,000	180,010	—	180,010
6-Month EUR-EURIBOR	Receive	1.00	Annually/Semi-Annually	03/20/2029	EUR 115,000,000	(1,156,954)	(470,085)	(686,869)
6-Month EUR-EURIBOR	Receive	1.25	Annually/Semi-Annually	12/19/2028	EUR 22,700,000	555,061	378,224	176,837
6-Month EUR-EURIBOR	Receive	1.50	Annually/Semi-Annually	03/20/2049	EUR 9,300,000	(177,145)	(185,650)	8,505
6-Month EUR-EURIBOR	Receive	1.50	Annually/Semi-Annually	07/04/2042	EUR 25,400,000	12,872	—	12,872
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	03/20/2024	GBP 31,400,000	47,874	(27,845)	75,719
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	12/19/2028	GBP 9,000,000	195,843	146,057	49,786
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	03/20/2029	GBP 23,500,000	588,508	401,935	186,573
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	12/19/2048	GBP 12,200,000	965,932	56,939	908,993
6-Month GBP-LIBOR	Pay	1.75	Semi-Annually	03/20/2049	GBP 13,600,000	39,772	(83,379)	123,151
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY 13,500,000,000	(398,022)	(742,157)	344,135
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY 15,040,000,000	(473,372)	(687,463)	214,091
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY 2,830,000,000	51,471	(30,998)	82,469
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY 1,710,000,000	65,345	114,644	(49,299)
6-Month JPY-LIBOR	Pay	0.38	Semi-Annually	06/18/2028	JPY 810,000,000	(22,549)	(6,884)	(15,665)
6-Month JPY-LIBOR	Pay	0.40	Semi-Annually	06/18/2028	JPY 1,050,000,000	(46,704)	(849)	(45,855)
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY 1,160,000,000	(39,364)	(83,436)	44,072
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY 2,850,000,000	61,080	87,893	(26,813)
6-Month JPY-LIBOR	Pay	1.00	Semi-Annually	03/21/2048	JPY 120,000,000	(9,384)	(3,730)	(5,654)
BRL-CDI	Receive	7.50	Maturity	01/02/2020	BRL 95,900,000	(113,600)	(75,951)	(37,649)
BRL-CDI	Receive	7.75	Maturity	01/02/2020	BRL 738,900,000	(314,335)	(997,306)	682,971
BRL-CDI	Receive	8.48	Maturity	01/02/2020	BRL 392,300,000	386,061	56,421	329,640
BRL-CDI	Receive	8.85	Maturity	01/02/2020	BRL 466,800,000	859,326	226,024	633,302

Total						$4,833,584	$1,661,687	$3,171,897

The notes are an integral part of this report. Transamerica Series Trust	Page 16	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (W)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (X)	Notional Amount (Y)		Value (Z)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV, 8.38%, 12/10/2018	GSI	1.00%	Quarterly	12/20/2019	1.33%	USD	900,000	$(3,108)	$(23,563)	$20,455
Petrobras Global Finance BV, 8.38%, 12/10/2018	BNP	1.00	Quarterly	03/20/2020	1.56	USD	200,000	(1,491)	(10,936)	9,445
Petrobras Global Finance BV, 8.38%, 12/10/2018	HSBC	1.00	Quarterly	03/20/2020	1.56	USD	100,000	(746)	(5,184)	4,438
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BCI	1.00	Quarterly	12/20/2019	1.33	USD	1,400,000	(4,835)	(44,458)	39,623
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BNP	1.00	Quarterly	12/20/2019	1.33	USD	1,000,000	(3,453)	(22,608)	19,155

Total								$(13,633)	$(106,749)	$93,116

Credit Default Swap Agreements on Credit Indices – Sell Protection (W)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Y)	Value (Z)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCI	0.11%	Monthly	05/25/2046	USD 5,688,626	$(411,808)	$(1,157,167)	$745,359
North America Investment Grade Index - Series 31	GSB	1.00	Quarterly	12/20/2023	USD 12,000,000	234,895	214,460	20,435

Total						$(176,913)	$(942,707)	$765,794

								Value
OTC Swap Agreements, at value (Assets)								$234,895
OTC Swap Agreements, at value (Liabilities)								$(425,441)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	112	03/18/2019	$27,220,343	$27,204,800	$—	$(15,543)
90-Day Eurodollar	Long	142	09/16/2019	34,450,854	34,406,600	—	(44,254)
90-Day Eurodollar	Short	(54)	06/15/2020	(13,111,560)	(13,072,050)	39,510	—
90-Day Eurodollar	Short	(94)	12/14/2020	(22,773,753)	(22,756,225)	17,528	—
5-Year U.S. Treasury Note	Long	6,591	12/31/2018	747,556,644	741,333,027	—	(6,223,617)
10-Year Australia Treasury Bond	Short	(901)	12/17/2018	(84,632,960)	(83,920,412)	712,548	—
10-Year Canada Government Bond	Short	(275)	12/18/2018	(28,611,995)	(28,235,590)	376,405	—
10-Year U.S. Treasury Note	Long	1,115	12/19/2018	133,827,043	132,441,094	—	(1,385,949)
Euro OAT Index	Short	(1,262)	12/06/2018	(223,003,078)	(221,325,362)	1,677,716	—
Euro-BTP Italy Government Bond	Short	(1,249)	12/06/2018	(177,574,168)	(179,586,829)	—	(2,012,661)
German Euro Bund	Long	668	12/06/2018	124,030,518	123,154,620	—	(875,898)
German Euro BUXL	Short	(152)	12/06/2018	(31,277,322)	(30,763,936)	513,386	—
OTC Call Options Exercise Price EUR 158.00 on German Euro Bund Futures	Long	354	10/26/2018	4,463	4,110	—	(353)
OTC Call Options Exercise Price EUR 160.00 on German Euro Bund Futures	Short	(195)	10/26/2018	(85,839)	(74,714)	11,125	—

The notes are an integral part of this report. Transamerica Series Trust	Page 17	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
OTC Call Options Exercise Price EUR 160.00 on German Euro Bund Futures	Long	100	11/23/2018	$1,261	$1,161	$—	$(100)
OTC Call Options Exercise Price EUR 165.00 on German Euro Bund Futures	Long	29	11/23/2018	366	337	—	(29)
OTC Call Options Exercise Price EUR 176.00 on German Euro Bund Futures	Long	1,098	10/26/2018	13,844	12,748	—	(1,096)
OTC Put Options Exercise Price EUR 145.00 on German Euro Bund Futures	Long	342	11/23/2018	4,313	3,971	—	(342)
U.S. Treasury Bond	Short	(1,942)	12/19/2018	(280,253,602)	(272,851,000)	7,402,602	—

Total						$10,750,820	$(10,559,842)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	10/15/2018	RUB	309,571,000	USD	4,525,501	$192,397	$—
BCLY	10/29/2018	USD	46,574,846	JPY	5,140,000,000	1,238,453	—
BCLY	11/15/2018	USD	6,941,866	SEK	60,755,000	79,968	—
BCLY	11/15/2018	TRY	55,471,191	USD	8,382,373	536,649	—
BCLY	11/19/2018	USD	34,761,300	JPY	3,830,000,000	928,934	—
BCLY	11/26/2018	USD	30,344,080	JPY	3,360,000,000	647,907	—
BNP	10/01/2018	USD	13,830,738	DKK	85,734,959	481,314	—
BNP	10/02/2018	USD	8,420,320	BRL	33,714,120	73,662	—
BNP	10/02/2018	USD	8,544,594	CAD	11,118,937	—	(64,184)
BNP	10/02/2018	USD	7,045,903	EUR	5,982,056	99,341	—
BNP	10/02/2018	BRL	33,714,120	USD	8,482,197	17,425	(152,963)
BNP	10/02/2018	TRY	10,827,674	USD	1,703,000	88,499	—
BNP	10/04/2018	USD	2,926,836	ARS	111,512,454	241,299	—
BNP	10/09/2018	ARS	85,305,000	USD	2,106,817	—	(66,760)
BNP	10/11/2018	ARS	129,363,601	USD	3,311,920	—	(226,816)
BNP	10/12/2018	USD	2,708,000	RUB	183,610,524	—	(91,112)
BNP	10/19/2018	TRY	41,259,140	USD	6,524,299	225,007	—
BNP	10/29/2018	USD	45,828,144	JPY	5,060,000,000	1,197,376	—
BNP	11/02/2018	EUR	5,982,056	USD	7,062,964	—	(99,556)
BNP	11/05/2018	USD	13,329,491	JPY	1,480,000,000	269,572	—
BNP	11/14/2018	USD	2,913,502	MXN	55,675,000	—	(39,802)
BNP	11/26/2018	USD	11,203,991	JPY	1,240,000,000	244,689	—
BNP	12/19/2018	INR	1,100,252,197	USD	14,995,249	57,158	(24,924)
BOA	10/15/2018	RUB	488,349,110	USD	7,282,271	160,227	—
BOA	10/29/2018	USD	5,804,331	JPY	640,000,000	159,332	—
BOA	11/02/2018	USD	1,941,326	EUR	1,600,000	78,847	—
BOA	11/02/2018	USD	184,553	ILS	678,000	—	(2,350)
BOA	11/15/2018	USD	1,254,933	AUD	1,727,000	6,166	—
BOA	11/15/2018	USD	1,995,804	EUR	1,709,000	4,343	—
BOA	11/15/2018	USD	14,851,203	JPY	1,668,200,000	119,542	—
BOA	11/15/2018	USD	16,905,022	SEK	151,675,000	39,372	(265,094)
BOA	11/15/2018	RUB	1,117,972,463	USD	17,591,804	21,339	(628,276)
BOA	11/15/2018	GBP	951,000	USD	1,241,476	601	—
BOA	11/15/2018	EUR	10,657,000	USD	12,514,209	2,280	(98,113)
CITI	10/02/2018	CAD	20,787,236	USD	16,089,341	5,065	—
CITI	10/10/2018	RUB	132,104,340	USD	1,938,116	76,208	—
CITI	10/15/2018	USD	2,416,000	RUB	165,302,720	—	(103,233)
CITI	10/15/2018	RUB	653,883,636	USD	9,643,835	321,429	—
CITI	10/19/2018	USD	3,891,645	INR	283,028,800	—	(2,661)
CITI	10/24/2018	USD	2,490,000	RUB	169,979,850	—	(98,111)

The notes are an integral part of this report. Transamerica Series Trust	Page 18	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	10/24/2018	RUB	169,979,850	USD	2,520,965	$67,146	$—
CITI	10/26/2018	MXN	833,733,607	USD	43,080,888	1,267,269	—
CITI	11/02/2018	ZAR	16,784,000	USD	1,105,015	76,685	—
CITI	11/05/2018	USD	90,132,674	JPY	9,970,000,000	2,154,712	—
CITI	11/14/2018	USD	7,614,335	MXN	144,486,000	—	(49,986)
CITI	11/14/2018	MXN	322,158,000	USD	16,400,213	688,795	—
CITI	11/15/2018	USD	759,392	AUD	1,044,000	4,491	—
CITI	11/15/2018	USD	34,251,270	EUR	29,632,000	10,989	(289,258)
CITI	11/15/2018	USD	68,138,297	GBP	53,170,000	—	(1,305,695)
CITI	11/15/2018	USD	28,087,203	JPY	3,084,300,000	850,144	—
CITI	11/15/2018	USD	104,432	NOK	870,000	—	(2,662)
CITI	11/15/2018	USD	12,382,907	SEK	108,045,000	179,900	—
CITI	11/15/2018	SEK	355,497,713	USD	39,468,149	683,095	—
CITI	11/15/2018	EUR	14,229,000	USD	16,556,680	122,783	(98,713)
CITI	11/15/2018	RUB	877,294,600	USD	12,905,946	422,408	—
CITI	11/15/2018	AUD	3,879,000	USD	2,763,399	41,447	—
CITI	11/15/2018	GBP	935,000	USD	1,235,284	—	(14,104)
CITI	12/19/2018	INR	283,028,800	USD	3,854,692	10,977	—
DUB	10/01/2018	USD	9,127,549	DKK	56,417,041	343,092	—
DUB	10/02/2018	USD	487,436	BRL	1,992,152	—	(5,764)
DUB	10/02/2018	BRL	1,992,152	USD	497,553	—	(4,353)
DUB	10/05/2018	USD	8,307,625	EUR	6,700,000	525,524	—
DUB	10/29/2018	RUB	287,844,000	USD	4,080,000	300,452	—
DUB	11/05/2018	BRL	1,992,152	USD	486,152	5,763	—
GSB	10/01/2018	USD	7,545,848	DKK	47,805,000	102,336	—
GSB	10/02/2018	USD	5,489,432	BRL	20,600,000	394,202	(4,746)
GSB	10/02/2018	USD	7,374,583	DKK	47,805,000	—	(69,541)
GSB	10/02/2018	BRL	20,600,000	USD	5,209,124	—	(109,149)
GSB	10/02/2018	GBP	32,913,000	USD	42,872,632	29,943	—
GSB	10/02/2018	DKK	47,805,000	USD	7,546,479	—	(102,354)
GSB	10/15/2018	USD	4,294,000	RUB	286,757,430	—	(76,217)
GSB	10/29/2018	USD	4,032,000	RUB	266,133,773	—	(18,062)
GSB	11/05/2018	USD	729,000	BRL	2,938,453	3,419	—
GSB	11/14/2018	USD	1,246,160	MXN	23,874,000	—	(20,247)
GSB	11/14/2018	MXN	207,156,000	USD	10,607,441	381,237	—
GSB	11/15/2018	USD	3,033,590	EUR	2,607,000	—	(4,292)
GSB	01/03/2019	BRL	5,200,000	USD	1,380,555	—	(102,918)
HSBC	10/01/2018	USD	14,817,841	DKK	94,155,000	157,368	—
HSBC	10/01/2018	DKK	739,000	USD	114,508	558	—
HSBC	10/02/2018	USD	10,311,019	CAD	13,368,236	—	(39,266)
HSBC	10/02/2018	USD	449,771	TRY	2,786,700	—	(11,304)
HSBC	10/05/2018	USD	6,977,820	EUR	5,600,000	473,378	—
HSBC	10/12/2018	USD	4,194,758	CAD	5,464,000	—	(36,732)
HSBC	10/12/2018	RUB	183,610,524	USD	2,729,253	69,859	—
HSBC	10/15/2018	USD	506,000	RUB	33,325,160	—	(1,879)
HSBC	10/15/2018	RUB	591,576,736	USD	9,343,143	—	(327,443)
HSBC	10/24/2018	USD	3,379,000	RUB	226,291,630	—	(66,513)
HSBC	10/24/2018	TRY	2,835,001	USD	450,887	11,386	—
HSBC	10/29/2018	USD	3,464,000	RUB	228,866,480	—	(18,923)
HSBC	10/31/2018	USD	3,464,000	RUB	228,866,480	—	(18,565)
HSBC	11/02/2018	CAD	13,368,236	USD	10,317,624	39,553	—
HSBC	11/14/2018	USD	25,421,028	MXN	484,204,000	4,750	(268,528)
HSBC	11/14/2018	MXN	238,002,000	USD	12,350,588	274,330	—
HSBC	11/15/2018	USD	1,298,500	AUD	1,786,000	7,070	—
HSBC	11/15/2018	USD	21,203,013	EUR	18,192,000	4,262	—
HSBC	11/15/2018	JPY	1,720,900,000	USD	15,299,296	—	(102,248)
HSBC	12/14/2018	RUB	1,226,743,910	USD	17,866,894	711,765	—
HSBC	12/19/2018	USD	300,774	THB	9,785,669	—	(2,603)
HSBC	03/15/2019	USD	14,328,966	EUR	11,200,000	1,136,468	—
JPM	10/02/2018	USD	78,049,214	BRL	295,516,000	4,887,848	—

The notes are an integral part of this report. Transamerica Series Trust	Page 19	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	10/02/2018	USD	3,036,850	CAD	3,935,000	$—	$(9,803)
JPM	10/02/2018	USD	43,359,102	GBP	32,913,000	456,527	—
JPM	10/02/2018	USD	1,305,671	TRY	8,040,974	—	(24,753)
JPM	10/02/2018	BRL	295,516,000	USD	74,532,047	270,644	(1,641,325)
JPM	10/15/2018	USD	27,473,000	RUB	1,829,662,119	—	(411,267)
JPM	10/15/2018	RUB	331,789,647	USD	5,222,000	—	(165,487)
JPM	10/18/2018	USD	2,100,000	RUB	143,199,000	—	(81,695)
JPM	10/19/2018	INR	150,705,960	USD	2,069,000	4,623	—
JPM	10/26/2018	USD	38,270,582	MXN	719,597,917	—	(6,443)
JPM	10/29/2018	USD	4,080,000	RUB	287,842,776	—	(300,433)
JPM	11/02/2018	ZAR	4,184,000	USD	310,641	—	(16,061)
JPM	11/02/2018	GBP	32,913,000	USD	43,418,106	—	(456,498)
JPM	11/15/2018	USD	5,432,309	EUR	4,638,000	29,355	(1,609)
JPM	11/15/2018	USD	34,031,284	JPY	3,751,500,000	902,268	—
JPM	11/15/2018	USD	3,879,061	SEK	34,140,000	23,161	—
JPM	11/15/2018	RUB	49,945,935	USD	761,000	—	(2,193)
JPM	11/15/2018	JPY	803,100,000	USD	7,310,721	—	(218,647)
JPM	11/15/2018	EUR	887,000	USD	1,041,302	—	(7,700)
JPM	11/15/2018	TRY	8,298,285	USD	1,309,353	24,900	—
JPM	01/03/2019	USD	13,188,896	BRL	48,700,000	1,223,334	—
NGFP	10/02/2018	USD	74,991,428	BRL	249,437,968	13,237,674	—
NGFP	10/02/2018	BRL	249,437,968	USD	62,298,751	—	(544,997)
NGFP	10/19/2018	INR	132,322,840	USD	1,816,000	4,682	—
NGFP	12/19/2018	USD	131,626	SGD	180,009	—	(282)
SCB	10/01/2018	DKK	95,225,000	USD	15,033,469	—	(206,391)
SCB	10/24/2018	USD	420,000	TRY	2,786,700	—	(34,398)
SCB	11/15/2018	RUB	370,399,680	USD	5,442,348	184,973	—
SCB	12/14/2018	USD	5,635,105	RUB	384,600,978	—	(189,559)
UBS	10/02/2018	EUR	5,982,056	USD	6,994,824	—	(48,262)
UBS	10/15/2018	USD	3,538,000	RUB	233,271,760	—	(17,090)
UBS	10/19/2018	TRY	7,527,298	USD	1,149,118	82,222	—
UBS	10/29/2018	USD	62,351,315	JPY	6,880,000,000	1,667,582	—
UBS	11/05/2018	USD	13,330,787	JPY	1,480,000,000	270,869	—
UBS	11/15/2018	RUB	415,634,933	USD	6,476,586	—	(162,026)
UBS	11/15/2018	JPY	5,579,500,000	USD	50,638,253	—	(1,366,403)
UBS	11/26/2018	USD	29,990,967	JPY	3,320,000,000	648,320	—

Total						$43,090,939	$(11,049,342)

The notes are an integral part of this report. Transamerica Series Trust	Page 20	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (AA)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (AB)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$399,738,050	$11,146,085	$410,884,135
Corporate Debt Securities	—	1,157,010,994	—	1,157,010,994
Foreign Government Obligations	—	108,575,653	—	108,575,653
Loan Assignment	—	4,311,825	—	4,311,825
Mortgage-Backed Securities	—	170,912,963	—	170,912,963
Municipal Government Obligations	—	10,209,073	—	10,209,073
U.S. Government Agency Obligations	—	1,599,442,931	—	1,599,442,931
U.S. Government Obligations	—	522,352,284	—	522,352,284
Commercial Paper	—	27,843,928	—	27,843,928
Short-Term Foreign Government Obligations	—	393,686,630	—	393,686,630
Other Investment Company	51,416,228	—	—	51,416,228
Repurchase Agreement	—	6,133,796	—	6,133,796
Exchange-Traded Options Purchased	10,420	—	—	10,420
Over-the-Counter Options Purchased	—	0	—	0
Over-the-Counter Foreign Exchange Options Purchased	—	7,607	—	7,607
Over-the-Counter Interest Rate Swaptions Purchased	—	821,058	—	821,058

Total Investments	$51,426,648	$4,401,046,792	$11,146,085	$4,463,619,525

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$485,360	$—	$485,360
Centrally Cleared Interest Rate Swap Agreements	—	9,894,182	—	9,894,182
Over-the-Counter Credit Default Swap Agreements	—	234,895	—	234,895
Futures Contracts (AC)	10,750,820	—	—	10,750,820
Forward Foreign Currency Contracts (AC)	—	43,090,939	—	43,090,939

Total Other Financial Instruments	$10,750,820	$53,705,376	$—	$64,456,196

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(325,879,755)	$—	$(325,879,755)
Over-the-Counter Foreign Exchange Options Written	—	(1,222,956)	—	(1,222,956)
Over-the-Counter Interest Rate Swaptions Written	—	(1,184,039)	—	(1,184,039)
Centrally Cleared Credit Default Swap Agreements	—	(693,745)	—	(693,745)
Centrally Cleared Interest Rate Swap Agreements	—	(5,060,598)	—	(5,060,598)
Over-the-Counter Credit Default Swap Agreements	—	(425,441)	—	(425,441)
Futures Contracts (AC)	(10,559,842)	—	—	(10,559,842)
Forward Foreign Currency Contracts (AC)	—	(11,049,342)	—	(11,049,342)

Total Other Financial Instruments	$(10,559,842)	$(345,515,876)	$—	$(356,075,718)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $638,903,750, representing 24.1% of the Portfolio’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2018, the total value of securities is $11,146,085, representing 0.4% of the Portfolio’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Rounds to less than $1 or $(1).
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $50,372,230. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Perpetual maturity. The date displayed is the next call date.

The notes are an integral part of this report. Transamerica Series Trust	Page 21	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2018, the total value of Regulation S securities is $81,393,724, representing 3.1% of the Portfolio’s net assets.
(J)	Illiquid security. At September 30, 2018, the value of such securities amounted to $63,748,976 or 2.4% of the Portfolio’s net assets.
(K)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2018, the total value of such securities is $831,312, representing less than 0.1% of the Portfolio’s net assets.
(L)	Non-income producing securities.
(M)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2018; the maturity date disclosed is the ultimate maturity date.
(N)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(O)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $21,848,612.
(Q)	Securities are subject to sale-buyback transactions.
(R)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $9,490,894.
(S)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $813,690.
(T)	All or a portion of these securities have been segregated by the custodian as collateral for open TBA commitment transactions. The total value of such securities is $4,530,523.
(U)	Rates disclosed reflect the yields at September 30, 2018.
(V)	Percentage rounds to less than 0.01% or (0.01)%.
(W)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(X)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(Y)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Z)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(AA)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(AB)	Level 3 securities were not considered significant to the Portfolio.
(AC)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCI	Barclays Capital, Inc.
BCLY	Barclays Bank PLC

The notes are an integral part of this report. Transamerica Series Trust	Page 22	September 30, 2018 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

COUNTERPARTY ABBREVIATIONS (continued):

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
NGFP	Nomura Global Financial Products, Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BRL-CDI	Brazil Interbank Deposit Rate
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CDOR	Canadian Dollar Offered Rate
COFI	11th District Monthly Weighted Average Cost of Funds Index
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 23	September 30, 2018 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 22.0%
Banks - 11.3%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 10/15/2018 (B)	$ 779,000	$ 654,360
Bank of America Corp.
CPI-YoY + 1.10%, 3.97% (A), 11/19/2024, MTN	5,000,000	4,643,750
4.18%, 11/25/2027, MTN	152,000	148,357
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	891,000	869,832
Barclays Bank PLC
CPI-YoY + 1.00%, 3.87% (A), 05/22/2023, MTN (C)	2,600,000	2,596,100
Barclays PLC
3-Month LIBOR + 2.11%, 4.45% (A), 08/10/2021	231,000	239,580
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (A), 01/18/2033 (D)	334,000	303,523
Citigroup, Inc.
1.38*CPI-YoY, 3.96% (A), 03/27/2025, MTN	1,000,000	934,900
4.65%, 07/23/2048	865,000	874,810
CPI-YoY + 2.50%, 5.45% (A), 03/30/2020, MTN	2,000,000	1,990,800
Corestates Capital II
3-Month LIBOR + 0.65%, 2.99% (A), 01/15/2027 (D)	244,000	226,920
Credit Agricole SA
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (D)	751,000	696,949
HSBC Holdings PLC
3-Month LIBOR + 1.50%, 3.84% (A), 01/05/2022	1,600,000	1,641,902
Fixed until 05/22/2027, 6.00% (A), 05/22/2027 (B)	336,000	322,308
JPMorgan Chase & Co.
3-Month LIBOR + 1.23%, 3.57% (A), 10/24/2023	275,000	280,479
Regions Financial Corp.
2.75%, 08/14/2022	310,000	298,939
3.80%, 08/14/2023	587,000	583,933
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (A), 03/08/2023, MTN (E)	EUR 400,000	475,769
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	$ 200,000	193,796
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	933,000	930,350
Fixed until 08/15/2021, 8.63% (A), 08/15/2021(B)	234,000	250,673
SunTrust Capital III
3-Month LIBOR + 0.65%, 2.98% (A), 03/15/2028	239,000	221,075

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UniCredit SpA
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (D)	$ 241,000	$ 214,870
Wachovia Capital Trust II
3-Month LIBOR + 0.50%, 2.84% (A), 01/15/2027	354,000	326,565

		19,920,540

Building Products - 0.5%
Masco Corp.
3.50%, 11/15/2027	827,000	758,064
Owens Corning
4.40%, 01/30/2048	121,000	100,204

		858,268

Capital Markets - 1.2%
Credit Suisse Group Funding Guernsey, Ltd.
3-Month LIBOR + 2.29%, 4.62% (A), 04/16/2021 (F)	667,000	695,902
Goldman Sachs Group, Inc.
Fixed until 11/10/2022, 5.00% (A), 11/10/2022 (B)	759,000	716,271
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	721,000	714,877

		2,127,050

Chemicals - 0.1%
RPM International, Inc.
4.25%, 01/15/2048	152,000	133,280

Construction Materials - 0.4%
CRH America Finance, Inc.
3.95%, 04/04/2028 (D)	260,000	251,918
Vulcan Materials Co.
3-Month LIBOR + 0.60%, 2.93% (A), 06/15/2020	527,000	528,358

		780,276

Consumer Finance - 1.3%
Navient Corp.
CPI-YoY + 2.15%, 5.02% (A), 12/15/2020, MTN	189,000	190,890
CPI-YoY + 2.25%, 5.12% (A), 05/03/2019, MTN	2,000,000	2,035,000

		2,225,890

Electric Utilities - 0.2%
FirstEnergy Corp.
3.90%, 07/15/2027	268,000	260,700

Health Care Providers & Services - 0.9%
CVS Health Corp.
4.78%, 03/25/2038	932,000	927,535
Halfmoon Parent, Inc.
4.13%, 11/15/2025 (D)	651,000	649,145

		1,576,680

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.7%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.44% (A), 02/12/2067 (D)	$ 1,051,000	$ 987,940
XLIT, Ltd.
5.50%, 03/31/2045	149,000	156,809

		1,144,749

Machinery - 0.1%
CNH Industrial NV
3.85%, 11/15/2027, MTN	197,000	186,395

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.38%, 05/01/2047	194,000	183,816

Metals & Mining - 1.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (D)	229,000	211,069
Glencore Funding LLC
4.00%, 04/16/2025 (D) (F)	248,000	238,194
Kinross Gold Corp.
4.50%, 07/15/2027	148,000	132,283
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (D)	1,050,000	1,053,350
5.75%, 11/15/2041 (D)	515,000	528,888

		2,163,784

Multi-Utilities - 0.6%
National Grid PLC
1.25%, 10/06/2021, MTN (E)	GBP 520,000	846,268
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 4.43% (A), 05/15/2067	$ 242,000	234,428

		1,080,696

Oil, Gas & Consumable Fuels - 2.6%
Andeavor
3.80%, 04/01/2028	755,000	717,948
Andeavor Logistics, LP
Fixed until 02/15/2023, 6.88% (A), 02/15/2023 (B)	381,000	382,715
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027 (F)	380,000	371,295
Apache Corp.
4.38%, 10/15/2028	203,000	199,096
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	874,000	810,017
Energy Transfer Partners, LP
5.80%, 06/15/2038	318,000	330,320
Fixed until 02/15/2023, 6.25% (A), 02/15/2023 (B)	755,000	726,687
EnLink Midstream Partners, LP
4.85%, 07/15/2026	406,000	393,623
Fixed until 12/15/2022, 6.00% (A), 12/15/2022 (B)	142,000	128,377

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	$ 278,000	$ 259,066
Noble Energy, Inc.
3.85%, 01/15/2028 (F)	260,000	245,587

		4,564,731

Pharmaceuticals - 0.3%
Bayer US Finance II LLC
4.25%, 12/15/2025 (D)	522,000	518,792

Transportation Infrastructure - 0.5%
Heathrow Funding, Ltd.
1.37%, 03/28/2032 (E)	GBP 587,055	915,959

Total Corporate Debt Securities (Cost $39,436,530)		38,641,606

FOREIGN GOVERNMENT OBLIGATIONS - 22.8%
Australia - 4.0%
Australia Government Bond
0.75%, 11/21/2027 (E)	AUD 4,300,000	3,154,723
1.00%, 11/21/2018 (E)	5,000,000	3,936,677

		7,091,400

Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2019	BRL 3,000,000	747,915

Canada - 1.0%
Canada Government Real Return Bond
4.25%, 12/01/2021	CAD 2,060,056	1,782,527

France - 1.5%
France Government Bond OAT
2.10%, 07/25/2023 (E)	EUR 1,922,904	2,606,654

Italy - 6.0%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (E)	5,256,040	5,921,844
1.25%, 09/15/2032 (E)	1,031,340	1,099,727
2.10%, 09/15/2021 (E)	2,880,344	3,492,795

		10,514,366

Mexico - 1.1%
Mexican Udibonos
Series S,
4.50%, 12/04/2025	MXN 19,464,551	1,100,151
Mexico Udibonos
Series S,
2.50%, 12/10/2020	17,155,570	895,346

		1,995,497

New Zealand - 1.4%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (E)	NZD 3,250,000	2,435,028

Spain - 3.4%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (E)	EUR 2,584,625	3,088,146
1.00%, 11/30/2030 (E)	2,268,222	2,854,251

		5,942,397

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 4.0%
U.K. Gilt Inflation-Linked
0.13%, 11/22/2019 - 03/22/2044 (E)	GBP 4,451,329	$ 6,920,668

Total Foreign Government Obligations (Cost $40,676,554)		40,036,452

MORTGAGE-BACKED SECURITIES - 1.0%
BX Trust
Series 2018-MCSF, Class A,
1-Month LIBOR + 0.58%, 2.74% (A), 04/15/2035 (D)	$ 900,000	896,628
DBCG Mortgage Trust
Series 2017-BBG, Class A,
1-Month LIBOR + 0.70%, 2.86% (A), 06/15/2034 (D)	900,000	900,487

Total Mortgage-Backed Securities (Cost $1,793,878)		1,797,115

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month LIBOR + 1.65%, 3.87% (A), 04/25/2024	1,046,805	1,060,496
1-Month LIBOR + 2.20%, 4.42% (A), 02/25/2024 - 03/25/2025	601,124	615,399
Federal National Mortgage Association
1-Month LIBOR + 1.60%, 3.82% (A), 01/25/2024	63,539	63,892
1-Month LIBOR + 2.00%, 4.22% (A), 10/25/2023	12,155	12,180

Total U.S. Government Agency Obligations (Cost $1,717,777)		1,751,967

U.S. GOVERNMENT OBLIGATIONS - 54.2%
U.S. Treasury - 0.2%
U.S. Treasury Note
2.88%, 05/15/2028	254,000	250,170

U.S. Treasury Inflation-Protected Securities - 54.0%
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	2,740,250	2,489,596
0.75%, 02/15/2042 - 02/15/2045	5,823,901	5,429,921
1.00%, 02/15/2046	2,605,084	2,570,756

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Bond (continued)
1.38%, 02/15/2044	$ 2,712,957	$ 2,906,043
2.00%, 01/15/2026	2,539,380	2,731,251
2.38%, 01/15/2025 - 01/15/2027	7,102,884	7,802,264
2.50%, 01/15/2029	586,875	674,295
3.63%, 04/15/2028	1,090,656	1,353,067
3.88%, 04/15/2029	2,644,322	3,403,565
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 07/15/2024	48,620,461	47,427,651
0.25%, 01/15/2025	1,383,148	1,327,081
0.38%, 07/15/2025	4,261,307	4,124,590
0.50%, 01/15/2028	5,894,863	5,656,382
0.63%, 01/15/2024 - 01/15/2026	7,181,010	7,043,051

		94,939,513

Total U.S. Government Obligations (Cost $97,240,306)		95,189,683

	Shares	Value
PREFERRED STOCKS - 0.3%
Banks - 0.3%
Banco Santander SA,
3-Month LIBOR + 0.52%, 4.00% (A)	3,500	81,445
US Bancorp,
Series A, 3-Month LIBOR + 1.02%, 3.50% (A) (C) (G)	500	459,500

Total Preferred Stocks (Cost $500,925)		540,945

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (H)	1,030,455	1,030,455

Total Other Investment Company (Cost $1,030,455)		1,030,455

Total Investments (Cost $182,396,425)		178,988,223
Net Other Assets (Liabilities) - (1.9)%		(3,307,875)

Net Assets - 100.0%		$ 175,680,348

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	10/04/2018	USD	3,804,703	AUD	5,107,350	$112,826	$—
JPMS	10/04/2018	USD	746,557	BRL	2,900,000	28,721	—
JPMS	10/04/2018	USD	1,778,777	CAD	2,335,000	—	(29,180)
JPMS	10/04/2018	USD	19,858,246	EUR	16,860,000	276,770	—
JPMS	10/04/2018	USD	8,839,144	GBP	6,690,000	135,919	(18,051)
JPMS	10/04/2018	USD	1,782,161	MXN	34,500,000	—	(60,234)
JPMS	10/04/2018	USD	2,262,359	NZD	3,373,900	37,609	(11,697)

Total						$591,845	$(119,162)

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$38,641,606	$—	$38,641,606
Foreign Government Obligations	—	40,036,452	—	40,036,452
Mortgage-Backed Securities	—	1,797,115	—	1,797,115
U.S. Government Agency Obligations	—	1,751,967	—	1,751,967
U.S. Government Obligations	—	95,189,683	—	95,189,683
Preferred Stocks	81,445	459,500	—	540,945
Other Investment Company	1,030,455	—	—	1,030,455

Total Investments	$1,111,900	$177,876,323	$—	$178,988,223

Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$591,845	$—	$591,845

Total Other Financial Instruments	$—	$591,845	$—	$591,845

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$(119,162)	$—	$(119,162)

Total Other Financial Instruments	$—	$(119,162)	$—	$(119,162)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Preferred Stocks (G)	$459,500	$—	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2018, the total value of securities is $3,055,600, representing 1.7% of the Portfolio’s net assets.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the total value of 144A securities is $7,678,673, representing 4.4% of the Portfolio’s net assets.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2018, the total value of Regulation S securities is $37,748,509, representing 21.5% of the Portfolio’s net assets.

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,008,495. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Transferred from Level 1 to 2 due to the unavailability of quoted market prices in active markets on September 30, 2018.
(H)	Rate disclosed reflects the yield at September 30, 2018.
(I)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 72.6%
Money Market Funds - 72.6%
Dreyfus Treasury Cash Management	2,516,544	$ 2,516,544
UBS Select Treasury Preferred	2,516,544	2,516,544
BlackRock Liquidity Funds T-Fund Portfolio	2,516,545	2,516,545
State Street Institutional U.S. Government Money Market Fund	2,516,545	2,516,545

Total Short-Term Investment Companies (Cost $10,066,178)		10,066,178

	Principal	Value
REPURCHASE AGREEMENT - 18.1%

Fixed Income Clearing Corp., 1.25% (A), dated 09/28/2018, to be repurchased at $2,516,807 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $2,571,598.

	$ 2,516,545	$ 2,516,545

Total Repurchase Agreement (Cost $2,516,545)		2,516,545

Total Investments (Cost $12,582,723)		12,582,723
Net Other Assets (Liabilities) - 9.3%		1,288,344

Net Assets - 100.0%		$ 13,871,067

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Short	(190)	12/21/2018	$(27,491,835)	$(27,730,500)	$—	$(238,665)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$10,066,178	$—	$—	$10,066,178
Repurchase Agreement	—	2,516,545	—	2,516,545

Total Investments	$10,066,178	$2,516,545	$—	$12,582,723

LIABILITIES
Other Financial Instruments
Futures Contracts (C)	$(238,665)	$—	$—	$(238,665)

Total Other Financial Instruments	$(238,665)	$—	$—	$(238,665)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at September 30, 2018.
(B)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica QS Investors Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 14.3%
iShares Edge MSCI Min Vol EAFE ETF	289,511	$ 21,079,296
Vanguard FTSE All-World ex-US ETF (A)	537,225	27,962,561
Vanguard Total International Stock ETF	172,595	9,320,130

		58,361,987

International Fixed Income Fund - 3.5%
Vanguard Total International Bond ETF (A)	259,798	14,169,383

U.S. Equity Funds - 34.1%
iShares Core S&P 500 ETF	96,706	28,308,748
iShares Edge MSCI Min Vol USA ETF (A)	277,975	15,855,694
iShares Russell 1000 ETF (A)	523,163	84,600,689
Vanguard Small-Cap Growth ETF (A)	29,210	5,471,617
Vanguard Small-Cap Value ETF (A)	39,131	5,453,296

		139,690,044

U.S. Fixed Income Funds - 47.7%
iShares Core U.S. Aggregate Bond ETF	430,497	45,426,043
iShares TIPS Bond ETF	29,110	3,220,148
SPDR Bloomberg Barclays Convertible Securities ETF	187,941	10,137,538
Vanguard Total Bond Market ETF	1,735,300	136,568,110

		195,351,839

Total Exchange-Traded Funds (Cost $405,047,931)		407,573,253

	Shares	Value
OTHER INVESTMENT COMPANY - 12.0%
Securities Lending Collateral - 12.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (B)	49,307,279	$ 49,307,279

Total Other Investment Company (Cost $49,307,279)		49,307,279

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.25% (B), dated 09/28/2018, to be repurchased at $1,600,313 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $1,635,263.	$ 1,600,146	1,600,146

Total Repurchase Agreement (Cost $1,600,146)		1,600,146

Total Investments (Cost $455,955,356)		458,480,678
Net Other Assets (Liabilities) - (12.0)%		(49,215,312)

Net Assets - 100.0%		$ 409,265,366

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$407,573,253	$—	$—	$407,573,253
Other Investment Company	49,307,279	—	—	49,307,279
Repurchase Agreement	—	1,600,146	—	1,600,146

Total Investments	$456,880,532	$1,600,146	$—	$458,480,678

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $48,254,166. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2018.
(C)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 28.3%
iShares Edge MSCI Min Vol EAFE ETF (A)	273,568	$ 19,918,486
Vanguard FTSE All-World ex-US ETF (A)	2,540,582	132,237,293
Vanguard Total International Stock ETF	810,926	43,790,004

		195,945,783

International Fixed Income Fund - 0.8%
Vanguard Total International Bond ETF	98,097	5,350,211

U.S. Equity Funds - 65.1%
iShares Core S&P 500 ETF	348,286	101,953,761
iShares Edge MSCI Min Vol USA ETF	138,597	7,905,573
iShares Russell 1000 ETF (A)	1,896,871	306,743,009
Vanguard Small-Cap Growth ETF (A)	94,051	17,617,633
Vanguard Small-Cap Value ETF	125,508	17,490,795

		451,710,771

U.S. Fixed Income Funds - 5.2%
iShares Core U.S. Aggregate Bond ETF	76,340	8,055,397
iShares TIPS Bond ETF	15,071	1,667,154
SPDR Bloomberg Barclays Convertible Securities ETF (A)	43,726	2,358,581
Vanguard Total Bond Market ETF	308,136	24,250,303

		36,331,435

Total Exchange-Traded Funds (Cost $682,655,094)		689,338,200

	Shares	Value
OTHER INVESTMENT COMPANY - 26.1%
Securities Lending Collateral - 26.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (B)	181,378,924	$ 181,378,924

Total Other Investment Company (Cost $181,378,924)		181,378,924

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (C)
Fixed Income Clearing Corp., 1.25% (B), dated 09/28/2018, to be repurchased at $210,711 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $215,035.	$ 210,689	210,689

Total Repurchase Agreement (Cost $210,689)		210,689

Total Investments (Cost $864,244,707)		870,927,813
Net Other Assets (Liabilities) - (25.5)%		(177,146,700)

Net Assets - 100.0%		$ 693,781,113

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$689,338,200	$—	$—	$689,338,200
Other Investment Company	181,378,924	—	—	181,378,924
Repurchase Agreement	—	210,689	—	210,689

Total Investments	$870,717,124	$210,689	$—	$870,927,813

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $177,465,759. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2018.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 20.9%
iShares Edge MSCI Min Vol EAFE ETF (A)	929,699	$ 67,691,384
Vanguard FTSE All-World ex-US ETF (A)	3,677,502	191,413,979
Vanguard Total International Stock ETF (A)	1,169,015	63,126,810

		322,232,173

International Fixed Income Fund - 2.8%
Vanguard Total International Bond ETF (A)	797,792	43,511,576

U.S. Equity Funds - 47.8%
iShares Core S&P 500 ETF	546,239	159,900,542
iShares Edge MSCI Min Vol USA ETF (A)	668,865	38,152,060
iShares Russell 1000 ETF (A)	2,965,180	479,499,258
Vanguard Small-Cap Growth ETF (A)	153,322	28,720,277
Vanguard Small-Cap Value ETF (A)	203,278	28,328,822

		734,600,959

U.S. Fixed Income Funds - 28.3%
iShares Core U.S. Aggregate Bond ETF	943,285	99,535,433
iShares TIPS Bond ETF	108,168	11,965,544
SPDR Bloomberg Barclays Convertible Securities ETF (A)	443,768	23,936,846
Vanguard Total Bond Market ETF	3,809,540	299,810,798

		435,248,621

Total Exchange-Traded Funds (Cost $1,523,562,304)		1,535,593,329

	Shares	Value
OTHER INVESTMENT COMPANY - 22.3%
Securities Lending Collateral - 22.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (B)	343,309,364	$ 343,309,364

Total Other Investment Company (Cost $343,309,364)		343,309,364

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 1.25% (B), dated 09/28/2018, to be repurchased at $1,366,625 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $1,395,225.	$ 1,366,483	1,366,483

Total Repurchase Agreement (Cost $1,366,483)		1,366,483

Total Investments (Cost $1,868,238,151)		1,880,269,176
Net Other Assets (Liabilities) - (22.2)%		(341,691,486)

Net Assets - 100.0%		$ 1,538,577,690

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,535,593,329	$—	$—	$1,535,593,329
Other Investment Company	343,309,364	—	—	343,309,364
Repurchase Agreement	—	1,366,483	—	1,366,483

Total Investments	$1,878,902,693	$1,366,483	$—	$1,880,269,176

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $335,886,970. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2018.
(C)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 1.0%
Aerojet Rocketdyne Holdings, Inc. (A)	56,700	$ 1,927,233
Cubic Corp.	17,500	1,278,375
Curtiss-Wright Corp.	11,000	1,511,620
Elbit Systems, Ltd. (B)	10,400	1,305,408

		6,022,636

Airlines - 2.0%
Alaska Air Group, Inc.	91,800	6,321,348
United Continental Holdings, Inc. (A)	58,700	5,227,822

		11,549,170

Auto Components - 0.8%
Dana, Inc.	52,900	987,643
Gentex Corp.	16,500	354,090
Stoneridge, Inc. (A)	60,500	1,798,060
Visteon Corp. (A)	13,800	1,282,020

		4,421,813

Banks - 6.7%
Bank of Princeton (A) (B)	26,300	803,202
Berkshire Hills Bancorp, Inc.	74,712	3,040,778
CIT Group, Inc.	150,100	7,746,661
Evans Bancorp, Inc.	7,500	352,125
First Citizens BancShares, Inc., Class A	11,607	5,249,614
First Community Bancshares, Inc.	81,754	2,769,826
First Republic Bank	5,550	532,800
Hanmi Financial Corp.	56,400	1,404,360
Hilltop Holdings, Inc.	5,800	116,986
Hope Bancorp, Inc.	81,472	1,317,402
Lakeland Bancorp, Inc.	143,500	2,590,175
Sandy Spring Bancorp, Inc.	71,500	2,810,665
Sterling Bancorp	112,500	2,475,000
Umpqua Holdings Corp.	100,000	2,080,000
Union Bankshares Corp.	33,000	1,271,490
United Community Banks, Inc.	63,000	1,757,070
Washington Trust Bancorp, Inc.	23,503	1,299,716
Webster Financial Corp.	16,500	972,840

		38,590,710

Beverages - 1.2%
Molson Coors Brewing Co., Class B	112,500	6,918,750

Biotechnology - 0.7%
United Therapeutics Corp. (A)	32,200	4,117,736

Building Products - 1.6%
American Woodmark Corp. (A)	10,250	804,112
Continental Building Products, Inc. (A)	112,300	4,216,865
Gibraltar Industries, Inc. (A)	16,500	752,400
Insteel Industries, Inc.	14,000	502,320
JELD-WEN Holding, Inc. (A)	51,000	1,257,660
Masonite International Corp. (A)	11,100	711,510
PGT Innovations, Inc. (A)	45,300	978,480

		9,223,347

Capital Markets - 1.5%
E*TRADE Financial Corp. (A)	65,400	3,426,306
Legg Mason, Inc.	46,500	1,452,195
Piper Jaffray Cos.	25,400	1,939,290

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Stifel Financial Corp.	31,500	$ 1,614,690
Waddell & Reed Financial, Inc., Class A	20,500	434,190

		8,866,671

Chemicals - 1.7%
Chase Corp.	5,200	624,780
Methanex Corp.	18,500	1,463,350
PPG Industries, Inc.	45,700	4,987,241
Trinseo SA	26,500	2,074,950
Venator Materials PLC (A)	86,500	778,500

		9,928,821

Commercial Services & Supplies - 1.3%
HNI Corp.	17,500	774,200
Knoll, Inc.	44,200	1,036,490
Stericycle, Inc. (A)	62,600	3,673,368
Tetra Tech, Inc.	28,900	1,973,870

		7,457,928

Communications Equipment - 1.8%
ARRIS International PLC (A)	224,336	5,830,493
KVH Industries, Inc. (A)	206,782	2,708,844
NETGEAR, Inc. (A)	27,750	1,744,087

		10,283,424

Construction & Engineering - 1.5%
Comfort Systems USA, Inc.	41,300	2,329,320
EMCOR Group, Inc.	32,900	2,471,119
Granite Construction, Inc.	33,100	1,512,670
KBR, Inc.	110,000	2,324,300

		8,637,409

Construction Materials - 0.3%
US Concrete, Inc. (A) (B)	32,500	1,490,125

Consumer Finance - 0.6%
Ally Financial, Inc.	128,200	3,390,890

Containers & Packaging - 0.9%
Ball Corp.	116,700	5,133,633

Distributors - 1.1%
LKQ Corp. (A)	191,400	6,061,638

Diversified Financial Services - 1.4%
Jefferies Financial Group, Inc.	237,800	5,222,088
Voya Financial, Inc.	54,886	2,726,188

		7,948,276

Electric Utilities - 4.4%
Alliant Energy Corp.	164,200	6,989,994
FirstEnergy Corp.	168,600	6,266,862
PG&E Corp.	76,100	3,501,361
PPL Corp.	304,100	8,897,965

		25,656,182

Electrical Equipment - 0.5%
LSI Industries, Inc.	116,000	533,600
Regal Beloit Corp.	29,400	2,424,030

		2,957,630

Electronic Equipment, Instruments & Components - 2.4%
Avnet, Inc.	7,509	336,178
Belden, Inc.	19,500	1,392,495

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Benchmark Electronics, Inc.	28,500	$ 666,900
Coherent, Inc. (A)	2,650	456,303
Control4 Corp. (A)	97,500	3,347,175
Daktronics, Inc.	20,000	156,800
Electro Scientific Industries, Inc. (A)	30,500	532,225
Methode Electronics, Inc.	32,900	1,190,980
Orbotech, Ltd. (A)	68,713	4,084,301
Vishay Intertechnology, Inc.	82,000	1,668,700

		13,832,057

Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	20,700	1,423,539

Entertainment - 1.1%
Lions Gate Entertainment Corp., Class B (B)	57,879	1,348,581
Viacom, Inc., Class B	152,400	5,145,024

		6,493,605

Equity Real Estate Investment Trusts - 8.0%
Apple Hospitality REIT, Inc.	15,900	278,091
Brandywine Realty Trust	99,000	1,556,280
Colony Capital, Inc.	1,006,000	6,126,540
Community Healthcare Trust, Inc.	83,500	2,586,830
DiamondRock Hospitality Co.	203,000	2,369,010
Gaming and Leisure Properties, Inc.	76,500	2,696,625
Iron Mountain, Inc.	127,600	4,404,752
JBG SMITH Properties	158,300	5,830,189
Lexington Realty Trust	214,000	1,776,200
Outfront Media, Inc.	44,500	887,775
Physicians Realty Trust	115,000	1,938,900
Piedmont Office Realty Trust, Inc., Class A	40,500	766,665
Sabra Health Care REIT, Inc.	82,000	1,895,840
Summit Hotel Properties, Inc.	179,500	2,428,635
Uniti Group, Inc.	168,504	3,395,356
VEREIT, Inc.	963,200	6,992,832

		45,930,520

Food & Staples Retailing - 2.0%
Casey’s General Stores, Inc.	46,570	6,012,653
US Foods Holding Corp. (A)	169,900	5,236,318

		11,248,971

Food Products - 2.3%
J.M. Smucker, Co.	51,400	5,274,154
Kellogg Co.	74,000	5,181,480
Post Holdings, Inc. (A)	26,700	2,617,668

		13,073,302

Health Care Equipment & Supplies - 2.4%
DENTSPLY SIRONA, Inc.	138,700	5,234,538
Meridian Bioscience, Inc.	119,000	1,773,100
OraSure Technologies, Inc. (A)	44,600	689,070
Zimmer Biomet Holdings, Inc.	47,100	6,192,237

		13,888,945

Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	52,100	4,804,662
AMN Healthcare Services, Inc. (A)	22,500	1,230,750
Cardinal Health, Inc.	127,592	6,889,968
Cross Country Healthcare, Inc. (A)	83,000	724,590
Encompass Health Corp.	33,000	2,572,350
Laboratory Corp. of America Holdings (A)	26,400	4,585,152

		20,807,472

	Shares	Value
COMMON STOCKS (continued)
Health Care Technology - 0.2%
Omnicell, Inc. (A)	18,300	$ 1,315,770

Hotels, Restaurants & Leisure - 1.9%
Caesars Entertainment Corp. (A) (B)	496,400	5,088,100
Churchill Downs, Inc.	6,900	1,916,130
Stars Group, Inc. (A) (B)	149,700	3,727,530

		10,731,760

Household Durables - 1.2%
Helen of Troy, Ltd. (A)	16,300	2,133,670
La-Z-Boy, Inc.	42,900	1,355,640
Mohawk Industries, Inc. (A)	19,200	3,366,720

		6,856,030

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	24,700	1,845,584

Independent Power & Renewable Electricity Producers - 0.9%
AES Corp.	385,200	5,392,800

Insurance - 8.3%
Alleghany Corp.	11,900	7,765,107
Allstate Corp.	25,700	2,536,590
Arch Capital Group, Ltd. (A)	176,800	5,270,408
Aspen Insurance Holdings, Ltd.	24,500	1,024,100
Fidelity National Financial, Inc.	134,800	5,304,380
Loews Corp.	118,600	5,957,278
Markel Corp. (A)	4,000	4,753,960
Selective Insurance Group, Inc.	56,083	3,561,270
United Fire Group, Inc.	59,189	3,005,026
Unum Group	44,400	1,734,708
Willis Towers Watson PLC	48,900	6,891,966

		47,804,793

Interactive Media & Services - 0.3%
IAC/InterActiveCorp (A)	8,500	1,842,120

Internet & Direct Marketing Retail - 0.9%
Liberty Expedia Holdings, Inc., Class A (A)	98,100	4,614,624
Nutrisystem, Inc.	11,750	435,337

		5,049,961

IT Services - 2.1%
Leidos Holdings, Inc.	113,600	7,856,576
MAXIMUS, Inc.	69,600	4,528,176

		12,384,752

Machinery - 2.5%
Altra Industrial Motion Corp. (B)	35,500	1,466,150
Columbus McKinnon Corp.	45,463	1,797,607
Douglas Dynamics, Inc.	39,500	1,734,050
Gencor Industries, Inc. (A)	86,000	1,036,300
Mueller Industries, Inc.	59,000	1,709,820
Oshkosh Corp.	17,500	1,246,700
Terex Corp.	10,000	399,100
Trinity Industries, Inc.	93,500	3,425,840
Watts Water Technologies, Inc., Class A	22,800	1,892,400

		14,707,967

Media - 5.1%
AMC Networks, Inc., Class A (A) (B)	39,393	2,613,332
Discovery, Inc., Class C (A)	207,144	6,127,319
DISH Network Corp., Class A (A)	199,600	7,137,696

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
GCI Liberty, Inc., Class A (A)	52,000	$ 2,652,000
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	62,944	2,734,917
MSG Networks, Inc., Class A (A)	126,000	3,250,800
News Corp., Class A	358,100	4,723,339

		29,239,403

Metals & Mining - 0.8%
Commercial Metals Co.	84,000	1,723,680
Kaiser Aluminum Corp.	16,300	1,777,678
Schnitzer Steel Industries, Inc., Class A	19,400	524,770
TimkenSteel Corp. (A)	37,000	550,190

		4,576,318

Mortgage Real Estate Investment Trusts - 1.4%
Annaly Capital Management, Inc.	774,689	7,925,068

Multi-Utilities - 0.5%
NorthWestern Corp.	48,800	2,862,608

Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp. (A)	349,200	6,184,332
Callon Petroleum Co. (A)	137,000	1,642,630
Delek US Holdings, Inc.	25,144	1,066,860
Energen Corp. (A)	28,700	2,473,079
Gulfport Energy Corp. (A)	116,400	1,211,724
Magnolia Oil & Gas Corp. (A) (B)	14,800	222,148
REX American Resources Corp. (A)	19,400	1,465,670
Williams Cos., Inc.	192,300	5,228,637

		19,495,080

Paper & Forest Products - 0.4%
Domtar Corp.	37,500	1,956,375
P.H. Glatfelter Co.	30,500	582,855

		2,539,230

Personal Products - 0.6%
Coty, Inc., Class A	276,100	3,467,816

Pharmaceuticals - 0.2%
Nektar Therapeutics (A)	21,700	1,322,832

Professional Services - 2.3%
ASGN, Inc. (A)	22,700	1,791,711
FTI Consulting, Inc. (A)	12,700	929,513
Heidrick & Struggles International, Inc.	54,700	1,851,595
ICF International, Inc.	30,000	2,263,500
ManpowerGroup, Inc.	40,900	3,515,764
Nielsen Holdings PLC	97,100	2,685,786

		13,037,869

Real Estate Management & Development - 0.3%
Newmark Group, Inc., Class A	132,500	1,482,675

Road & Rail - 0.2%
AMERCO	3,750	1,337,438

Semiconductors & Semiconductor Equipment - 2.7%
AXT, Inc. (A)	131,000	936,650
Brooks Automation, Inc.	35,000	1,226,050
Cohu, Inc.	110,500	2,773,550
Entegris, Inc.	55,000	1,592,250
MKS Instruments, Inc.	22,700	1,819,405
Qorvo, Inc. (A)	21,600	1,660,824
Silicon Motion Technology Corp., ADR	41,000	2,201,700

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp. (B)	20,950	$ 2,470,005
Xcerra Corp. (A)	57,000	813,390

		15,493,824

Software - 0.2%
TiVo Corp.	97,117	1,209,107

Specialty Retail - 2.4%
Abercrombie & Fitch Co., Class A	72,500	1,531,200
American Eagle Outfitters, Inc.	135,000	3,352,050
Foot Locker, Inc.	108,300	5,521,134
Urban Outfitters, Inc. (A)	43,400	1,775,060
Williams-Sonoma, Inc. (B)	29,000	1,905,880

		14,085,324

Technology Hardware, Storage & Peripherals - 1.0%
NCR Corp. (A)	203,300	5,775,753

Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (A)	16,900	2,004,002
Michael Kors Holdings, Ltd. (A)	37,500	2,571,000
Steven Madden, Ltd.	34,300	1,814,470

		6,389,472

Thrifts & Mortgage Finance - 1.7%
Dime Community Bancshares, Inc.	86,500	1,544,025
Oritani Financial Corp.	28,000	435,400
Provident Financial Services, Inc.	60,500	1,485,275
TrustCo Bank Corp.	110,500	939,250
United Financial Bancorp, Inc.	165,981	2,793,460
Washington Federal, Inc.	89,000	2,848,000

		10,045,410

Trading Companies & Distributors - 1.1%
AerCap Holdings NV (A)	108,200	6,223,664

Total Common Stocks (Cost $477,310,013)		559,795,628

OTHER INVESTMENT COMPANY - 2.9%
Securities Lending Collateral - 2.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (C)	16,285,045	16,285,045

Total Other Investment Company (Cost $16,285,045)		16,285,045

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.25% (C), dated 09/28/2018, to be repurchased at $1,940,497 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 01/31/2024, and with a value of $1,979,509.	$ 1,940,295	1,940,295

Total Repurchase Agreement (Cost $1,940,295)		1,940,295

Total Investments (Cost $495,535,353)		578,020,968
Net Other Assets (Liabilities) - (0.2)%		(939,792)

Net Assets - 100.0%		$ 577,081,176

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$559,795,628	$—	$—	$559,795,628
Other Investment Company	16,285,045	—	—	16,285,045
Repurchase Agreement	—	1,940,295	—	1,940,295

Total Investments	$576,080,673	$1,940,295	$—	$578,020,968

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,903,903. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2018.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 4.4%
Aerojet Rocketdyne Holdings, Inc. (A)	158,728	$ 5,395,165
BWX Technologies, Inc.	84,411	5,279,064
Curtiss-Wright Corp.	43,714	6,007,178
HEICO Corp., Class A	131,551	9,932,100
Hexcel Corp.	74,555	4,998,913
Moog, Inc., Class A	57,434	4,937,601
Teledyne Technologies, Inc. (A)	42,500	10,483,900

		47,033,921

Air Freight & Logistics - 0.6%
XPO Logistics, Inc. (A)	58,124	6,636,017

Airlines - 0.1%
Hawaiian Holdings, Inc.	29,700	1,190,970

Auto Components - 0.8%
Cooper-Standard Holdings, Inc. (A)	24,544	2,944,789
LCI Industries	26,400	2,185,920
Visteon Corp. (A)	39,957	3,712,005

		8,842,714

Banks - 1.9%
Ameris Bancorp	75,090	3,431,613
Carolina Financial Corp.	71,227	2,686,683
CenterState Bank Corp.	139,786	3,920,997
First BanCorp	94,400	3,824,144
Hilltop Holdings, Inc.	45,100	909,667
Signature Bank	17,316	1,988,569
SVB Financial Group (A)	9,882	3,071,622

		19,833,295

Beverages - 0.6%
Boston Beer Co., Inc., Class A (A)	12,739	3,662,463
Coca-Cola Bottling Co. Consolidated	12,200	2,223,816

		5,886,279

Biotechnology - 8.7%
Abeona Therapeutics, Inc. (A)	30,018	384,230
ACADIA Pharmaceuticals, Inc. (A) (B)	59,900	1,243,524
Acceleron Pharma, Inc. (A) (B)	33,461	1,914,973
Acorda Therapeutics, Inc. (A)	29,049	570,813
Agios Pharmaceuticals, Inc. (A) (B)	42,848	3,304,438
Aimmune Therapeutics, Inc. (A)	37,586	1,025,346
Alkermes PLC (A)	28,920	1,227,365
Alnylam Pharmaceuticals, Inc. (A)	5,400	472,608
AMAG Pharmaceuticals, Inc. (A) (B)	43,561	871,220
Amicus Therapeutics, Inc. (A) (B)	124,037	1,499,607
Array BioPharma, Inc. (A) (B)	164,204	2,495,901
Bluebird Bio, Inc. (A)	21,000	3,066,000
Blueprint Medicines Corp. (A)	32,125	2,507,677
Clovis Oncology, Inc. (A) (B)	14,000	411,180
CRISPR Therapeutics AG (A) (B)	19,112	847,617
Emergent BioSolutions, Inc. (A)	66,295	4,364,200
Enanta Pharmaceuticals, Inc. (A)	9,793	836,910
Exact Sciences Corp. (A)	120,966	9,546,637
Exelixis, Inc. (A)	48,600	861,192
FibroGen, Inc. (A)	49,484	3,006,153
Genomic Health, Inc. (A)	33,100	2,324,282
Global Blood Therapeutics, Inc. (A) (B)	29,788	1,131,944
GlycoMimetics, Inc. (A) (B)	36,800	529,920

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Immunomedics, Inc. (A)	69,204	$ 1,441,519
Insmed, Inc. (A) (B)	86,700	1,753,074
Ionis Pharmaceuticals, Inc. (A)	18,900	974,862
Ironwood Pharmaceuticals, Inc. (A)	91,047	1,680,728
Ligand Pharmaceuticals, Inc. (A)	27,533	7,557,533
Loxo Oncology, Inc. (A)	17,811	3,042,653
Madrigal Pharmaceuticals, Inc. (A) (B)	4,229	905,556
Neurocrine Biosciences, Inc. (A)	41,200	5,065,540
Repligen Corp. (A)	49,472	2,743,717
Sage Therapeutics, Inc. (A)	32,388	4,574,805
Sarepta Therapeutics, Inc. (A)	51,439	8,307,913
Seattle Genetics, Inc. (A)	23,199	1,789,107
Spark Therapeutics, Inc. (A) (B)	28,387	1,548,511
TESARO, Inc. (A) (B)	23,361	911,313
Ultragenyx Pharmaceutical, Inc. (A) (B)	34,886	2,663,197
uniQure NV (A) (B)	18,785	683,586
Xencor, Inc. (A)	51,753	2,016,814

		92,104,165

Building Products - 1.1%
AAON, Inc.	26,450	999,810
JELD-WEN Holding, Inc. (A)	43,900	1,082,574
Lennox International, Inc.	25,329	5,531,853
Patrick Industries, Inc. (A)	70,318	4,162,826

		11,777,063

Capital Markets - 1.9%
Cboe Global Markets, Inc.	52,500	5,037,900
E*TRADE Financial Corp. (A)	46,670	2,445,041
FactSet Research Systems, Inc.	6,450	1,442,930
MarketAxess Holdings, Inc.	29,365	5,241,359
MSCI, Inc.	32,388	5,745,955

		19,913,185

Chemicals - 2.9%
AdvanSix, Inc. (A)	65,726	2,231,398
Chase Corp.	31,200	3,748,680
Ingevity Corp. (A)	68,769	7,006,186
Innospec, Inc.	52,218	4,007,731
Minerals Technologies, Inc.	32,453	2,193,823
NewMarket Corp.	5,500	2,230,305
PolyOne Corp.	86,849	3,797,038
Quaker Chemical Corp.	3,780	764,354
Scotts Miracle-Gro Co. (B)	37,500	2,952,375
Stepan Co.	17,700	1,540,077

		30,471,967

Commercial Services & Supplies - 2.2%
Advanced Disposal Services, Inc. (A)	116,470	3,154,008
Casella Waste Systems, Inc., Class A (A)	176,842	5,492,713
Healthcare Services Group, Inc. (B)	66,540	2,702,855
Rollins, Inc.	99,408	6,033,071
UniFirst Corp.	15,700	2,726,305
US Ecology, Inc.	47,827	3,527,241

		23,636,193

Communications Equipment - 0.6%
ARRIS International PLC (A)	67,400	1,751,726
EchoStar Corp., Class A (A)	28,400	1,316,908
NetScout Systems, Inc. (A)	46,600	1,176,650
Plantronics, Inc.	41,700	2,514,510

		6,759,794

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction Materials - 0.3%
Eagle Materials, Inc.	30,800	$ 2,625,392

Consumer Finance - 0.4%
PRA Group, Inc. (A)	55,100	1,983,600
SLM Corp. (A)	233,747	2,606,279

		4,589,879

Containers & Packaging - 0.8%
Berry Global Group, Inc. (A)	114,300	5,530,977
Graphic Packaging Holding Co.	219,985	3,081,990

		8,612,967

Distributors - 0.7%
Pool Corp.	45,300	7,559,664

Diversified Consumer Services - 2.8%
Bright Horizons Family Solutions, Inc. (A)	68,321	8,050,947
Grand Canyon Education, Inc. (A)	32,900	3,711,120
Service Corp. International	148,600	6,568,120
ServiceMaster Global Holdings, Inc. (A)	104,601	6,488,400
Sotheby’s (A)	31,500	1,549,485
Strategic Education, Inc.	23,137	3,170,463

		29,538,535

Electrical Equipment - 0.5%
Atkore International Group, Inc. (A)	117,263	3,110,987
Generac Holdings, Inc. (A)	44,017	2,482,999

		5,593,986

Electronic Equipment, Instruments & Components - 3.0%
Cognex Corp.	70,284	3,923,253
Coherent, Inc. (A)	30,400	5,234,576
ePlus, Inc. (A)	9,300	862,110
Littelfuse, Inc.	25,827	5,110,905
Novanta, Inc. (A)	72,988	4,992,379
OSI Systems, Inc. (A)	28,400	2,167,204
Tech Data Corp. (A)	19,165	1,371,639
Zebra Technologies Corp., Class A (A)	47,606	8,418,169

		32,080,235

Energy Equipment & Services - 0.8%
Apergy Corp. (A)	76,390	3,327,549
Computer Modelling Group, Ltd. (B)	21,300	139,345
Dril-Quip, Inc. (A)	20,209	1,055,920
Exterran Corp. (A)	67,996	1,803,934
Oceaneering International, Inc. (A)	42,000	1,159,200
RPC, Inc. (B)	87,359	1,352,317

		8,838,265

Entertainment - 1.6%
Lions Gate Entertainment Corp., Class B (B)	77,092	1,796,244
Live Nation Entertainment, Inc. (A)	109,900	5,986,253
Take-Two Interactive Software, Inc. (A)	62,800	8,665,772

		16,448,269

Equity Real Estate Investment Trusts - 2.8%
CoreSite Realty Corp.	44,812	4,980,406
CubeSmart	86,300	2,462,139
CyrusOne, Inc.	79,134	5,017,095
Empire State Realty Trust, Inc., Class A	84,000	1,395,240
Equity Lifestyle Properties, Inc.	41,300	3,983,385
First Industrial Realty Trust, Inc.	116,600	3,661,240

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Forest City Realty Trust, Inc., Class A	73,400	$ 1,841,606
Pebblebrook Hotel Trust (B)	24,900	905,613
PS Business Parks, Inc.	16,900	2,147,821
Terreno Realty Corp.	78,638	2,964,653

		29,359,198

Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc.	46,314	5,979,601
Performance Food Group Co. (A)	147,120	4,899,096
Sprouts Farmers Market, Inc. (A)	118,700	3,253,567

		14,132,264

Food Products - 1.2%
J&J Snack Foods Corp.	29,372	4,431,941
John B Sanfilippo & Son, Inc.	23,246	1,659,299
Post Holdings, Inc. (A)	46,513	4,560,135
TreeHouse Foods, Inc. (A)	39,992	1,913,617

		12,564,992

Health Care Equipment & Supplies - 5.6%
Avanos Medical, Inc. (A)	38,600	2,644,100
Cantel Medical Corp.	53,626	4,936,810
Cooper Cos., Inc.	11,500	3,187,225
DexCom, Inc. (A)	14,289	2,043,899
Globus Medical, Inc., Class A (A)	65,751	3,732,027
Haemonetics Corp. (A)	28,300	3,242,614
ICU Medical, Inc. (A)	24,895	7,039,061
Inogen, Inc. (A)	33,400	8,153,608
LivaNova PLC (A)	32,000	3,967,040
Masimo Corp. (A)	46,210	5,754,993
Natus Medical, Inc. (A)	30,060	1,071,639
NuVasive, Inc. (A)	57,505	4,081,705
Penumbra, Inc. (A)	25,555	3,825,583
West Pharmaceutical Services, Inc.	45,135	5,572,818

		59,253,122

Health Care Providers & Services - 3.7%
Addus HomeCare Corp. (A)	26,200	1,837,930
BioTelemetry, Inc. (A)	45,837	2,954,194
Chemed Corp.	18,400	5,880,272
CorVel Corp. (A)	20,800	1,253,200
Encompass Health Corp.	52,602	4,100,326
Ensign Group, Inc.	67,400	2,555,808
Molina Healthcare, Inc. (A)	67,684	10,064,611
US Physical Therapy, Inc.	33,800	4,008,680
WellCare Health Plans, Inc. (A)	19,100	6,121,359

		38,776,380

Health Care Technology - 1.0%
Omnicell, Inc. (A)	61,100	4,393,090
Tabula Rasa HealthCare, Inc. (A)	21,880	1,776,437
Veeva Systems, Inc., Class A (A)	39,021	4,248,216

		10,417,743

Hotels, Restaurants & Leisure - 5.2%
Boyd Gaming Corp.	96,200	3,256,370
Cheesecake Factory, Inc.	39,468	2,113,117
Choice Hotels International, Inc.	27,957	2,328,818
Churchill Downs, Inc.	23,700	6,581,490
Denny’s Corp. (A)	201,596	2,967,493
Domino’s Pizza, Inc.	16,847	4,966,496
Hilton Grand Vacations, Inc. (A)	97,002	3,210,766
Marriott Vacations Worldwide Corp.	13,744	1,535,892
Papa John’s International, Inc. (B)	44,107	2,261,807

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Pinnacle Entertainment, Inc. (A)	151,800	$ 5,114,142
Ruth’s Hospitality Group, Inc.	113,900	3,593,545
Six Flags Entertainment Corp.	39,688	2,771,016
Texas Roadhouse, Inc.	81,659	5,658,152
Vail Resorts, Inc.	30,865	8,469,973

		54,829,077

Household Durables - 0.5%
Helen of Troy, Ltd. (A)	41,524	5,435,492

Independent Power & Renewable Electricity Producers - 0.3%
Ormat Technologies, Inc.	60,983	3,299,790

Insurance - 0.9%
Heritage Insurance Holdings, Inc. (B)	42,685	632,592
Primerica, Inc.	60,138	7,249,636
Universal Insurance Holdings, Inc.	30,300	1,471,065

		9,353,293

Internet & Catalog Retail - 0.5%
Stamps.com, Inc. (A)	24,901	5,632,606

Internet & Direct Marketing Retail - 0.4%
Liberty Expedia Holdings, Inc., Class A (A)	56,135	2,640,591
Shutterfly, Inc. (A)	30,208	1,990,405

		4,630,996

IT Services - 5.3%
Booz Allen Hamilton Holding Corp.	145,829	7,237,493
Broadridge Financial Solutions, Inc.	46,711	6,163,516
Cardtronics PLC, Class A (A)	69,500	2,198,980
CoreLogic, Inc. (A)	86,400	4,269,024
Euronet Worldwide, Inc. (A)	62,962	6,310,052
Gartner, Inc. (A)	22,930	3,634,405
GTT Communications, Inc. (A) (B)	44,300	1,922,620
Jack Henry & Associates, Inc.	19,800	3,169,584
MAXIMUS, Inc.	91,218	5,934,643
Science Applications International Corp.	51,463	4,147,918
Syntel, Inc. (A)	60,620	2,484,208
Travelport Worldwide, Ltd.	135,067	2,278,580
WEX, Inc. (A)	34,000	6,825,840

		56,576,863

Leisure Products - 0.5%
Brunswick Corp.	73,066	4,896,883

Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories, Inc., Class A (A)	13,868	4,340,545
Bruker Corp.	37,200	1,244,340
Cambrex Corp. (A)	58,412	3,995,381
Charles River Laboratories International, Inc. (A)	49,030	6,596,496
PRA Health Sciences, Inc. (A)	62,279	6,862,523
Syneos Health, Inc. (A)	33,100	1,706,305

		24,745,590

Machinery - 3.5%
Chart Industries, Inc. (A)	23,800	1,864,254
Douglas Dynamics, Inc.	66,600	2,923,740
Graco, Inc.	100,503	4,657,309
IDEX Corp.	15,800	2,380,428
John Bean Technologies Corp.	41,100	4,903,230
Lincoln Electric Holdings, Inc.	22,511	2,103,428
Lydall, Inc. (A)	62,563	2,696,465
Middleby Corp. (A)	18,000	2,328,300

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Nordson Corp.	24,400	$ 3,389,160
Standex International Corp.	11,100	1,157,175
Toro Co.	94,900	5,691,153
Woodward, Inc.	42,600	3,444,636

		37,539,278

Marine - 0.1%
Matson, Inc.	18,200	721,448

Media - 1.5%
Cable One, Inc.	8,357	7,384,329
GCI Liberty, Inc., Class A (A)	71,240	3,633,240
Gray Television, Inc. (A)	119,602	2,093,035
MSG Networks, Inc., Class A (A)	107,500	2,773,500

		15,884,104

Metals & Mining - 0.2%
Worthington Industries, Inc.	38,641	1,675,474

Multiline Retail - 0.2%
Big Lots, Inc.	39,400	1,646,526

Oil, Gas & Consumable Fuels - 2.8%
Carrizo Oil & Gas, Inc. (A)	41,084	1,035,317
Centennial Resource Development, Inc., Class A (A)	134,200	2,932,270
Diamondback Energy, Inc.	27,383	3,701,908
Matador Resources Co. (A)	180,159	5,954,255
PBF Energy, Inc., Class A	81,900	4,087,629
PDC Energy, Inc. (A)	69,056	3,380,981
WPX Energy, Inc. (A)	404,749	8,143,550

		29,235,910

Paper & Forest Products - 0.2%
KapStone Paper and Packaging Corp.	58,400	1,980,344

Personal Products - 0.2%
Nu Skin Enterprises, Inc., Class A	26,198	2,159,239

Pharmaceuticals - 2.7%
Aerie Pharmaceuticals, Inc. (A)	32,738	2,015,024
Assertio Therapeutics, Inc. (A)	85,100	500,388
Catalent, Inc. (A)	112,556	5,126,926
Innoviva, Inc. (A)	44,209	673,745
Jazz Pharmaceuticals PLC (A)	8,900	1,496,357
MyoKardia, Inc. (A)	28,351	1,848,485
Nektar Therapeutics (A)	44,100	2,688,336
Pacira Pharmaceuticals, Inc. (A)	21,500	1,056,725
Phibro Animal Health Corp., Class A	57,000	2,445,300
Prestige Consumer Healthcare, Inc. (A)	91,852	3,480,273
Supernus Pharmaceuticals, Inc. (A)	69,992	3,524,097
TherapeuticsMD, Inc. (A) (B)	214,868	1,409,534
Theravance Biopharma, Inc. (A) (B)	46,284	1,512,098
WaVe Life Sciences, Ltd. (A) (B)	10,052	502,600

		28,279,888

Professional Services - 2.4%
ASGN, Inc. (A)	65,100	5,138,343
Dun & Bradstreet Corp.	17,925	2,554,492
Exponent, Inc.	98,745	5,292,732
Insperity, Inc.	54,470	6,424,736
TransUnion	76,824	5,652,710

		25,063,013

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	48,400	$ 1,040,600

Road & Rail - 1.0%
Landstar System, Inc.	39,386	4,805,092
Old Dominion Freight Line, Inc.	35,184	5,673,772

		10,478,864

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (A)	48,300	2,494,695
Cabot Microelectronics Corp.	24,613	2,539,323
Cirrus Logic, Inc. (A)	79,947	3,085,954
Entegris, Inc.	90,700	2,625,765
Ichor Holdings, Ltd. (A) (B)	42,300	863,766
Integrated Device Technology, Inc. (A)	131,400	6,177,114
MaxLinear, Inc. (A)	155,000	3,081,400
Mellanox Technologies, Ltd. (A)	58,536	4,299,469
MKS Instruments, Inc.	54,500	4,368,175
Nanometrics, Inc. (A)	55,301	2,074,894
Versum Materials, Inc.	106,000	3,817,060

		35,427,615

Software - 8.7%
ACI Worldwide, Inc. (A)	88,798	2,498,776
Aspen Technology, Inc. (A)	65,200	7,426,932
Blackbaud, Inc.	60,301	6,119,345
CommVault Systems, Inc. (A)	50,500	3,535,000
Descartes Systems Group, Inc. (A)	53,500	1,813,650
Ellie Mae, Inc. (A)	23,500	2,227,095
Envestnet, Inc. (A)	77,909	4,748,554
Fair Isaac Corp. (A)	40,800	9,324,840
Fortinet, Inc. (A)	48,532	4,478,048
j2 Global, Inc.	33,613	2,784,837
LogMeIn, Inc.	22,177	1,975,971
Manhattan Associates, Inc. (A)	60,900	3,325,140
Pegasystems, Inc.	72,500	4,538,500
Proofpoint, Inc. (A)	39,722	4,223,640
PTC, Inc. (A)	46,900	4,980,311
Qualys, Inc. (A)	54,561	4,861,385
RealPage, Inc. (A)	87,255	5,750,104
SS&C Technologies Holdings, Inc.	108,812	6,183,786
Tyler Technologies, Inc. (A)	26,000	6,371,560
Ultimate Software Group, Inc. (A)	16,298	5,251,053

		92,418,527

Specialty Retail - 1.5%
Aaron’s, Inc.	19,444	1,058,920
Burlington Stores, Inc. (A)	59,203	9,645,353
Children’s Place, Inc.	15,013	1,918,661
Murphy USA, Inc. (A)	43,500	3,717,510

		16,340,444

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (A)	79,507	2,258,794

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	47,166	4,650,568
Steven Madden, Ltd.	85,400	4,517,660

		9,168,228

Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (A)	193,000	2,568,830
Radian Group, Inc.	105,100	2,172,417

		4,741,247

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (A)	49,151	$ 1,778,775
Univar, Inc. (A)	95,593	2,930,881
Watsco, Inc.	22,427	3,994,249

		8,703,905

Total Common Stocks (Cost $759,422,947)		1,048,640,492

OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (C)	24,395,606	24,395,606

Total Other Investment Company (Cost $24,395,606)		24,395,606

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.25% (C), dated 09/28/2018, to be repurchased at $9,867,412 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 11/30/2023, and with a value of $10,064,034.	$ 9,866,384	9,866,384

Total Repurchase Agreement (Cost $9,866,384)		9,866,384

Total Investments (Cost $793,684,937)		1,082,902,482
Net Other Assets (Liabilities) - (2.3)%		(24,760,878)

Net Assets - 100.0%		$ 1,058,141,604

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,048,640,492	$—	$—	$1,048,640,492
Other Investment Company	24,395,606	—	—	24,395,606
Repurchase Agreement	—	9,866,384	—	9,866,384

Total Investments	$1,073,036,098	$9,866,384	$—	$1,082,902,482

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,790,595. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2018.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 3.7%
United Technologies Corp.	61,079	$ 8,539,455

Biotechnology - 3.7%
BioMarin Pharmaceutical, Inc. (A)	88,305	8,562,936

Capital Markets - 5.5%
BlackRock, Inc.	9,612	4,530,424
Charles Schwab Corp.	168,678	8,290,524

		12,820,948

Chemicals - 6.2%
Albemarle Corp. (B)	57,251	5,712,505
Sherwin-Williams Co.	19,114	8,700,884

		14,413,389

Distributors - 3.3%
LKQ Corp. (A)	245,782	7,783,916

Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	73,577	6,917,710

Equity Real Estate Investment Trusts - 3.7%
American Tower Corp.	58,824	8,547,127

Health Care Equipment & Supplies - 8.6%
Cooper Cos., Inc.	37,930	10,512,299
Danaher Corp.	86,459	9,394,635

		19,906,934

Health Care Providers & Services - 3.6%
Centene Corp. (A)	57,191	8,280,113

Health Care Technology - 3.1%
Cerner Corp. (A)	111,155	7,159,494

Interactive Media & Services - 5.9%
Alphabet, Inc., Class A (A)	6,554	7,911,202
Facebook, Inc., Class A (A)	34,549	5,681,929

		13,593,131

IT Services - 11.1%
Accenture PLC, Class A	40,334	6,864,847
Fiserv, Inc. (A)	114,519	9,434,075
Visa, Inc., Class A	63,053	9,463,625

		25,762,547

Life Sciences Tools & Services - 4.1%
Lonza Group AG, ADR (B)	281,683	9,588,489

Oil, Gas & Consumable Fuels - 4.7%
Enbridge, Inc.	162,764	5,255,649
EOG Resources, Inc.	45,282	5,776,625

		11,032,274

Pharmaceuticals - 2.6%
Roche Holding AG, ADR	198,795	5,995,657

Professional Services - 4.0%
Verisk Analytics, Inc. (A)	77,080	9,291,994

	Shares	Value
COMMON STOCKS (continued)
Software - 9.9%
Adobe Systems, Inc. (A)	31,013	$ 8,371,959
Check Point Software Technologies, Ltd. (A)	46,206	5,437,060
Microsoft Corp.	80,513	9,208,272

		23,017,291

Specialty Retail - 4.1%
O’Reilly Automotive, Inc. (A)	27,107	9,414,803

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	48,469	10,941,392

Textiles, Apparel & Luxury Goods - 2.5%
NIKE, Inc., Class B	68,436	5,797,898

Total Common Stocks (Cost $149,766,218)		227,367,498

OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (C)	6,093,277	6,093,277

Total Other Investment Company (Cost $6,093,277)		6,093,277

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 1.25% (C), dated 09/28/2018, to be repurchased at $4,699,494 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2023, and with a value of $4,795,772.	$ 4,699,004	4,699,004

Total Repurchase Agreement (Cost $4,699,004)		4,699,004

Total Investments (Cost $160,558,499)		238,159,779
Net Other Assets (Liabilities) - (2.6)%		(6,038,646)

Net Assets - 100.0%		$ 232,121,133

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$227,367,498	$—	$—	$227,367,498
Other Investment Company	6,093,277	—	—	6,093,277
Repurchase Agreement	—	4,699,004	—	4,699,004

Total Investments	$233,460,775	$4,699,004	$—	$238,159,779

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,960,997. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2018.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Australia - 3.1%
BHP Billiton PLC, ADR (A)	27,200	$ 1,196,256
Challenger, Ltd.	61,677	499,332
Macquarie Group, Ltd.	19,400	1,767,496
Qantas Airways, Ltd.	411,100	1,753,265
Sonic Healthcare, Ltd.	37,800	680,634

		5,896,983

Belgium - 1.9%
Groupe Bruxelles Lambert SA	16,700	1,750,876
KBC Group NV	25,800	1,920,122

		3,670,998

Brazil - 1.1%
Embraer SA, ADR	102,600	2,009,934

China - 0.5%
Baidu, Inc., ADR (B)	4,200	960,456

Denmark - 1.0%
AP Moller - Maersk A/S, Class B	1,300	1,825,655

France - 9.5%
Airbus SE	3,800	477,289
Arkema SA	13,693	1,696,345
Engie SA	191,100	2,810,069
Peugeot SA	28,400	765,982
Publicis Groupe SA (A)	23,400	1,398,638
Rexel SA	50,200	753,913
Sanofi	29,768	2,646,078
TOTAL SA	31,000	2,009,825
Veolia Environnement SA	128,000	2,554,683
Vivendi SA	118,800	3,057,970

		18,170,792

Germany - 11.1%
Allianz SE	9,041	2,015,435
Bayer AG	21,926	1,947,730
Deutsche Boerse AG	15,500	2,076,771
HeidelbergCement AG	34,700	2,712,219
Infineon Technologies AG	92,300	2,097,218
LANXESS AG	20,800	1,523,373
Merck KGaA	20,900	2,159,670
SAP SE	16,600	2,042,984
Siemens AG	20,907	2,678,402
Talanx AG (B)	23,300	885,698
TUI AG	47,800	918,773

		21,058,273

Hong Kong - 4.5%
China Mobile, Ltd.	212,500	2,094,231
CK Asset Holdings, Ltd.	230,400	1,729,100
CK Hutchison Holdings, Ltd.	249,100	2,870,186
First Pacific Co., Ltd.	535,250	263,921
Guangdong Investment, Ltd.	938,900	1,667,109

		8,624,547

Ireland - 3.0%
AIB Group PLC	236,800	1,212,471
DCC PLC	17,000	1,543,291

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, ADR (B)	6,885	$ 661,235
Smurfit Kappa Group PLC	58,421	2,310,281

		5,727,278

Italy - 2.9%
Azimut Holding SpA (A)	57,888	873,741
Eni SpA	118,696	2,243,856
Mediobanca Banca di Credito Finanziario SpA	136,600	1,364,590
Prysmian SpA	47,235	1,100,135

		5,582,322

Japan - 23.9%
Astellas Pharma, Inc.	151,500	2,642,783
Bridgestone Corp.	29,200	1,103,288
Daiwa Securities Group, Inc. (A)	324,100	1,971,642
Denka Co., Ltd.	28,760	1,002,373
FANUC Corp.	8,600	1,621,299
Fujitsu, Ltd.	7,310	520,874
Hitachi, Ltd.	69,940	2,376,064
Japan Airlines Co., Ltd.	59,600	2,142,285
JXTG Holdings, Inc.	413,700	3,125,143
Kuraray Co., Ltd.	107,500	1,616,001
MS&AD Insurance Group Holdings, Inc. (A)	75,000	2,504,401
Nippon Telegraph & Telephone Corp.	38,200	1,725,422
ORIX Corp.	195,100	3,162,948
Resona Holdings, Inc.	262,600	1,475,247
Sega Sammy Holdings, Inc.	75,900	1,118,927
Seven & i Holdings Co., Ltd.	60,700	2,703,239
SoftBank Group Corp.	18,000	1,817,110
Sony Corp.	57,000	3,494,649
Square Enix Holdings Co., Ltd.	29,800	1,232,705
Sumitomo Mitsui Financial Group, Inc.	81,300	3,281,480
Toshiba Corp. (B)	97,550	2,820,381
Toyota Industries Corp.	35,600	2,105,545

		45,563,806

Luxembourg - 1.3%
ArcelorMittal	78,900	2,455,064

Netherlands - 4.1%
EXOR NV	7,000	469,924
Heineken Holding NV	28,843	2,612,078
Koninklijke Philips NV	76,365	3,478,717
NXP Semiconductors NV	15,100	1,291,050

		7,851,769

Norway - 0.6%
Marine Harvest ASA	46,800	1,084,213

Republic of Korea - 0.6%
Samsung Electronics Co., Ltd.	26,100	1,092,941

Singapore - 1.4%
DBS Group Holdings, Ltd.	139,800	2,668,068

Spain - 1.1%
Mediaset Espana Comunicacion SA	82,400	601,768
Siemens Gamesa Renewable Energy SA (A) (B)	113,800	1,440,190

		2,041,958

Sweden - 0.7%
Investor AB, B Shares	27,578	1,274,421

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 8.2%
ABB, Ltd.	111,500	$ 2,634,690
Glencore PLC (B)	209,800	907,045
Nestle SA	54,979	4,583,637
Novartis AG	53,580	4,607,858
UBS Group AG (B)	185,100	2,923,426

		15,656,656

United Kingdom - 14.4%
Aviva PLC	448,960	2,864,430
Barratt Developments PLC	112,900	834,363
British Land Co. PLC, REIT	227,300	1,827,349
HSBC Holdings PLC	279,300	2,468,919
Imperial Brands PLC	80,599	2,805,959
Inchcape PLC	147,287	1,284,305
Informa PLC	129,304	1,284,573
Inmarsat PLC	182,200	1,187,398
National Grid PLC	191,024	1,970,433
Persimmon PLC	30,200	930,928
Savills PLC	45,100	459,098
Standard Life Aberdeen PLC	368,100	1,467,652
TechnipFMC PLC	71,300	2,228,125
Tesco PLC	596,800	1,865,331
Unilever PLC	28,893	1,587,709
Vodafone Group PLC	1,086,844	2,330,295

		27,396,867

United States - 2.2%
Allergan PLC	15,200	2,895,296
Flex, Ltd. (B)	97,700	1,281,824

		4,177,120

Total Common Stocks (Cost $174,317,537)		184,790,121

OTHER INVESTMENT COMPANY - 3.2%
Securities Lending Collateral - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (C)	6,120,714	6,120,714

Total Other Investment Company (Cost $6,120,714)		6,120,714

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 1.25% (C), dated 09/28/2018, to be repurchased at $5,424,582 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 01/31/2024, and with a value of $5,536,817.	$ 5,424,017	5,424,017

Total Repurchase Agreement (Cost $5,424,017)		5,424,017

Total Investments (Cost $185,862,268)		196,334,852
Net Other Assets (Liabilities) - (3.1)%		(5,878,178)

Net Assets - 100.0%		$ 190,456,674

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	8.6%	$ 16,899,415
Banks	7.3	14,390,897
Industrial Conglomerates	5.0	9,912,260
Capital Markets	4.9	9,613,076
Diversified Financial Services	4.5	8,889,074
Insurance	4.2	8,269,964
Oil, Gas & Consumable Fuels	3.8	7,378,824
Multi-Utilities	3.7	7,335,185
Wireless Telecommunication Services	3.2	6,241,636
Chemicals	3.0	5,838,092
Food Products	2.9	5,667,850
Household Durables	2.7	5,259,940
Electrical Equipment	2.6	5,175,015
Food & Staples Retailing	2.3	4,568,570
Metals & Mining	2.3	4,558,365
Airlines	2.3	4,556,785
Entertainment	2.2	4,290,675
Electronic Equipment, Instruments & Components	1.9	3,657,888
Health Care Equipment & Supplies	1.8	3,478,717
Semiconductors & Semiconductor Equipment	1.7	3,388,268
Media	1.7	3,284,979
Auto Components	1.6	3,208,833
Diversified Telecommunication Services	1.5	2,912,820
Tobacco	1.4	2,805,959
Construction Materials	1.4	2,712,219
Beverages	1.3	2,612,078
Aerospace & Defense	1.3	2,487,223
Containers & Packaging	1.2	2,310,281
Energy Equipment & Services	1.1	2,228,125
Real Estate Management & Development	1.1	2,188,198
Software	1.0	2,042,984
Equity Real Estate Investment Trusts	0.9	1,827,349
Marine	0.9	1,825,655
Water Utilities	0.9	1,667,109
Machinery	0.8	1,621,299
Personal Products	0.8	1,587,709
Distributors	0.7	1,284,305
Leisure Products	0.6	1,118,927
Technology Hardware, Storage & Peripherals	0.6	1,092,941
Interactive Media & Services	0.5	960,456
Hotels, Restaurants & Leisure	0.5	918,773
Automobiles	0.4	765,982
Trading Companies & Distributors	0.4	753,913
Health Care Providers & Services	0.3	680,634
IT Services	0.3	520,874

Investments, at Value	94.1	184,790,121
Short-Term Investments	5.9	11,544,731

Total Investments	100.0%	$ 196,334,852

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$12,524,176	$172,265,945	$—	$184,790,121
Other Investment Company	6,120,714	—	—	6,120,714
Repurchase Agreement	—	5,424,017	—	5,424,017

Total Investments	$18,644,890	$177,689,962	$—	$196,334,852

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,851,936. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at September 30, 2018.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Aerospace & Defense - 2.6%
Arconic, Inc.	848	$ 18,665
Boeing Co.	1,150	427,685
General Dynamics Corp.	599	122,627
Harris Corp.	230	38,918
Huntington Ingalls Industries, Inc.	86	22,023
L3 Technologies, Inc.	151	32,106
Lockheed Martin Corp.	525	181,629
Northrop Grumman Corp.	388	123,140
Raytheon Co.	652	134,742
Rockwell Collins, Inc.	400	56,188
Textron, Inc.	600	42,882
TransDigm Group, Inc. (A)	100	37,230
United Technologies Corp.	1,677	234,461

		1,472,296

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	278	27,222
Expeditors International of Washington, Inc.	396	29,118
FedEx Corp.	539	129,786
United Parcel Service, Inc., Class B	1,539	179,678

		365,804

Airlines - 0.5%
Alaska Air Group, Inc.	321	22,104
American Airlines Group, Inc.	995	41,124
Delta Air Lines, Inc.	1,382	79,921
Southwest Airlines Co.	1,149	71,755
United Continental Holdings, Inc. (A)	500	44,530

		259,434

Auto Components - 0.1%
Aptiv PLC	587	49,250
BorgWarner, Inc.	390	16,684
Goodyear Tire & Rubber Co.	400	9,356

		75,290

Automobiles - 0.3%
Ford Motor Co.	8,751	80,947
General Motors Co.	2,800	94,276
Harley-Davidson, Inc.	300	13,590

		188,813

Banks - 5.6%
Bank of America Corp.	20,300	598,038
BB&T Corp.	1,637	79,460
Citigroup, Inc.	5,500	394,570
Citizens Financial Group, Inc.	1,002	38,647
Comerica, Inc.	431	38,876
Fifth Third Bancorp	1,493	41,685
Huntington Bancshares, Inc.	2,300	34,316
JPMorgan Chase & Co.	7,313	825,199
KeyCorp	2,194	43,639
M&T Bank Corp.	300	49,362
People’s United Financial, Inc.	670	11,470
PNC Financial Services Group, Inc.	1,023	139,322
Regions Financial Corp.	2,311	42,407
SunTrust Banks, Inc.	981	65,521
SVB Financial Group (A)	127	39,475

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
US Bancorp	3,328	$ 175,752
Wells Fargo & Co.	9,500	499,320
Zions Bancorporation	392	19,659

		3,136,718

Beverages - 1.6%
Brown-Forman Corp., Class B	351	17,743
Coca-Cola Co.	8,400	387,996
Constellation Brands, Inc., Class A	353	76,114
Molson Coors Brewing Co., Class B	362	22,263
Monster Beverage Corp. (A)	857	49,946
PepsiCo, Inc.	3,100	346,580

		900,642

Biotechnology - 2.5%
AbbVie, Inc.	3,300	312,114
Alexion Pharmaceuticals, Inc. (A)	512	71,173
Amgen, Inc.	1,400	290,206
Biogen, Inc. (A)	433	152,983
Celgene Corp. (A)	1,600	143,184
Gilead Sciences, Inc.	2,801	216,265
Incyte Corp. (A)	400	27,632
Regeneron Pharmaceuticals, Inc. (A)	167	67,475
Vertex Pharmaceuticals, Inc. (A)	538	103,694

		1,384,726

Building Products - 0.3%
A.O. Smith Corp.	344	18,360
Allegion PLC	212	19,201
Fortune Brands Home & Security, Inc.	348	18,221
Johnson Controls International PLC	2,100	73,500
Masco Corp.	757	27,706

		156,988

Capital Markets - 2.6%
Affiliated Managers Group, Inc.	105	14,356
Ameriprise Financial, Inc.	333	49,171
Bank of New York Mellon Corp.	1,984	101,164
BlackRock, Inc.	264	124,431
Cboe Global Markets, Inc.	263	25,237
Charles Schwab Corp.	2,600	127,790
CME Group, Inc.	733	124,764
E*TRADE Financial Corp. (A)	607	31,801
Franklin Resources, Inc.	599	18,216
Goldman Sachs Group, Inc.	739	165,713
Intercontinental Exchange, Inc.	1,284	96,159
Invesco, Ltd.	771	17,640
Moody’s Corp.	354	59,189
Morgan Stanley	2,900	135,053
MSCI, Inc.	178	31,579
Nasdaq, Inc.	251	21,536
Northern Trust Corp.	500	51,065
Raymond James Financial, Inc.	256	23,565
S&P Global, Inc.	529	103,361
State Street Corp.	795	66,605
T. Rowe Price Group, Inc.	523	57,101

		1,445,496

Chemicals - 1.7%
Air Products & Chemicals, Inc.	464	77,511
Albemarle Corp.	241	24,047
CF Industries Holdings, Inc.	500	27,220
DowDuPont, Inc.	5,000	321,550
Eastman Chemical Co.	282	26,993

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	600	$ 94,068
FMC Corp.	358	31,210
International Flavors & Fragrances, Inc.	200	27,824
LyondellBasell Industries NV, Class A	700	71,757
Mosaic Co.	700	22,736
PPG Industries, Inc.	521	56,857
Praxair, Inc.	600	96,438
Sherwin-Williams Co.	169	76,931

		955,142

Commercial Services & Supplies - 0.3%
Cintas Corp.	168	33,232
Copart, Inc. (A)	400	20,612
Republic Services, Inc.	446	32,406
Rollins, Inc.	200	12,138
Stericycle, Inc. (A)	208	12,206
Waste Management, Inc.	902	81,505

		192,099

Communications Equipment - 1.1%
Arista Networks, Inc. (A)	100	26,586
Cisco Systems, Inc.	10,000	486,500
F5 Networks, Inc. (A)	119	23,731
Juniper Networks, Inc.	658	19,720
Motorola Solutions, Inc.	349	45,419

		601,956

Construction & Engineering - 0.1%
Fluor Corp.	287	16,675
Jacobs Engineering Group, Inc.	284	21,726
Quanta Services, Inc. (A)	300	10,014

		48,415

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	122	22,198
Vulcan Materials Co.	300	33,360

		55,558

Consumer Finance - 0.7%
American Express Co.	1,500	159,735
Capital One Financial Corp.	1,069	101,480
Discover Financial Services	800	61,160
Synchrony Financial	1,502	46,682

		369,057

Containers & Packaging - 0.3%
Avery Dennison Corp.	191	20,695
Ball Corp.	718	31,585
International Paper Co.	900	44,235
Packaging Corp. of America	227	24,899
Sealed Air Corp.	300	12,045
WestRock Co.	566	30,247

		163,706

Distributors - 0.1%
Genuine Parts Co.	357	35,486
LKQ Corp. (A)	635	20,110

		55,596

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	400	10,300

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (A)	4,287	$ 917,890
Jefferies Financial Group, Inc.	615	13,505

		931,395

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	15,900	533,922
CenturyLink, Inc.	2,155	45,686
Verizon Communications, Inc.	9,000	480,510

		1,060,118

Electric Utilities - 1.7%
Alliant Energy Corp.	483	20,561
American Electric Power Co., Inc.	1,039	73,644
Duke Energy Corp.	1,590	127,232
Edison International	756	51,166
Entergy Corp.	440	35,697
Evergy, Inc.	600	32,952
Eversource Energy	697	42,824
Exelon Corp.	2,100	91,686
FirstEnergy Corp.	1,000	37,170
NextEra Energy, Inc.	1,000	167,600
PG&E Corp.	1,077	49,553
Pinnacle West Capital Corp.	244	19,320
PPL Corp.	1,442	42,193
Southern Co.	2,236	97,489
Xcel Energy, Inc.	1,090	51,459

		940,546

Electrical Equipment - 0.5%
Acuity Brands, Inc.	46	7,231
AMETEK, Inc.	542	42,883
Eaton Corp. PLC	933	80,919
Emerson Electric Co.	1,422	108,897
Rockwell Automation, Inc.	293	54,943

		294,873

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	705	66,284
Corning, Inc.	1,756	61,987
FLIR Systems, Inc.	300	18,441
IPG Photonics Corp. (A)	63	9,832
TE Connectivity, Ltd.	773	67,970

		224,514

Energy Equipment & Services - 0.7%
Baker Hughes a GE Co.	1,000	33,830
Halliburton Co.	2,000	81,060
Helmerich & Payne, Inc.	275	18,912
National Oilwell Varco, Inc.	800	34,464
Schlumberger, Ltd.	3,040	185,197
TechnipFMC PLC	1,000	31,250

		384,713

Entertainment - 2.1%
Activision Blizzard, Inc.	1,700	141,423
Electronic Arts, Inc. (A)	643	77,475
Netflix, Inc. (A)	937	350,560
Take-Two Interactive Software, Inc. (A)	245	33,807
Twenty-First Century Fox, Inc., Class A	2,300	106,559
Twenty-First Century Fox, Inc., Class B	1,024	46,920

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Viacom, Inc., Class B	697	$ 23,531
Walt Disney Co.	3,253	380,406

		1,160,681

Equity Real Estate Investment Trusts - 2.5%
Alexandria Real Estate Equities, Inc.	203	25,535
American Tower Corp.	1,000	145,300
Apartment Investment & Management Co., Class A	285	12,577
AvalonBay Communities, Inc.	290	52,533
Boston Properties, Inc.	308	37,912
Crown Castle International Corp.	908	101,088
Digital Realty Trust, Inc.	444	49,941
Duke Realty Corp.	745	21,136
Equinix, Inc.	167	72,293
Equity Residential	856	56,719
Essex Property Trust, Inc.	128	31,579
Extra Space Storage, Inc.	245	21,227
Federal Realty Investment Trust	143	18,085
HCP, Inc.	1,100	28,952
Host Hotels & Resorts, Inc.	1,703	35,933
Iron Mountain, Inc.	716	24,716
Kimco Realty Corp.	843	14,112
Macerich Co.	200	11,058
Mid-America Apartment Communities, Inc.	246	24,644
Prologis, Inc.	1,400	94,906
Public Storage	307	61,900
Realty Income Corp.	600	34,134
Regency Centers Corp.	357	23,087
SBA Communications Corp. (A)	247	39,676
Simon Property Group, Inc.	700	123,725
SL Green Realty Corp.	220	21,457
UDR, Inc.	607	24,541
Ventas, Inc.	808	43,939
Vornado Realty Trust	409	29,857
Welltower, Inc.	859	55,251
Weyerhaeuser Co.	1,600	51,632

		1,389,445

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	943	221,492
Kroger Co.	1,651	48,060
Sysco Corp.	1,036	75,887
Walgreens Boots Alliance, Inc.	1,900	138,510
Walmart, Inc.	3,100	291,121

		775,070

Food Products - 1.0%
Archer-Daniels-Midland Co.	1,244	62,536
Campbell Soup Co.	388	14,213
Conagra Brands, Inc.	944	32,068
General Mills, Inc.	1,274	54,680
Hershey Co.	300	30,600
Hormel Foods Corp.	600	23,640
J.M. Smucker, Co.	259	26,576
Kellogg Co.	560	39,211
Kraft Heinz Co.	1,392	76,713
McCormick & Co., Inc.	235	30,961
Mondelez International, Inc., Class A	3,219	138,288
Tyson Foods, Inc., Class A	687	40,897

		570,383

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	3,800	278,768
ABIOMED, Inc. (A)	100	44,975

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Align Technology, Inc. (A)	168	$ 65,725
Baxter International, Inc.	1,145	88,268
Becton Dickinson and Co.	576	150,336
Boston Scientific Corp. (A)	3,080	118,580
Cooper Cos., Inc.	98	27,161
Danaher Corp.	1,300	141,258
DENTSPLY SIRONA, Inc.	450	16,983
Edwards Lifesciences Corp. (A)	493	85,831
Hologic, Inc. (A)	622	25,489
IDEXX Laboratories, Inc. (A)	186	46,437
Intuitive Surgical, Inc. (A)	239	137,186
Medtronic PLC	3,000	295,110
ResMed, Inc.	273	31,488
Stryker Corp.	668	118,690
Varian Medical Systems, Inc. (A)	199	22,274
Zimmer Biomet Holdings, Inc.	438	57,584

		1,752,143

Health Care Providers & Services - 3.3%
Aetna, Inc.	735	149,095
AmerisourceBergen Corp.	411	37,902
Anthem, Inc.	547	149,905
Cardinal Health, Inc.	669	36,126
Centene Corp. (A)	432	62,545
Cigna Corp.	543	113,080
CVS Health Corp.	2,200	173,184
DaVita, Inc. (A)	267	19,125
Envision Healthcare Corp. (A)	291	13,308
Express Scripts Holding Co. (A)	1,218	115,722
HCA Healthcare, Inc.	577	80,272
Henry Schein, Inc. (A)	334	28,400
Humana, Inc.	308	104,264
Laboratory Corp. of America Holdings (A)	199	34,562
McKesson Corp.	460	61,019
Quest Diagnostics, Inc.	272	29,352
UnitedHealth Group, Inc.	2,089	555,758
Universal Health Services, Inc., Class B	211	26,974
WellCare Health Plans, Inc. (A)	100	32,049

		1,822,642

Health Care Technology - 0.1%
Cerner Corp. (A)	694	44,701

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	929	59,242
Chipotle Mexican Grill, Inc. (A)	48	21,817
Darden Restaurants, Inc.	306	34,024
Hilton Worldwide Holdings, Inc.	634	51,214
Marriott International, Inc., Class A	626	82,651
McDonald’s Corp.	1,745	291,921
MGM Resorts International	1,158	32,320
Norwegian Cruise Line Holdings, Ltd. (A)	402	23,087
Royal Caribbean Cruises, Ltd.	415	53,925
Starbucks Corp.	2,939	167,053
Wynn Resorts, Ltd.	200	25,412
Yum! Brands, Inc.	736	66,910

		909,576

Household Durables - 0.3%
D.R. Horton, Inc.	725	30,581
Garmin, Ltd.	300	21,015
Leggett & Platt, Inc.	265	11,604
Lennar Corp., Class A	647	30,208
Mohawk Industries, Inc. (A)	125	21,919
Newell Brands, Inc.	900	18,270

The notes are an integral part of this report. Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
PulteGroup, Inc.	499	$ 12,360
Whirlpool Corp.	173	20,544

		166,501

Household Products - 1.3%
Church & Dwight Co., Inc.	502	29,804
Clorox Co.	257	38,655
Colgate-Palmolive Co.	1,937	129,682
Kimberly-Clark Corp.	748	85,003
Procter & Gamble Co.	5,400	449,442

		732,586

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	1,357	18,998
NRG Energy, Inc.	596	22,290

		41,288

Industrial Conglomerates - 1.5%
3M Co.	1,256	264,652
General Electric Co.	19,100	215,639
Honeywell International, Inc.	1,597	265,741
Roper Technologies, Inc.	217	64,277

		810,309

Insurance - 2.3%
Aflac, Inc.	1,684	79,266
Allstate Corp.	760	75,012
American International Group, Inc.	1,900	101,156
Aon PLC	567	87,193
Arthur J. Gallagher & Co.	452	33,647
Assurant, Inc.	142	15,329
Brighthouse Financial, Inc. (A)	219	9,689
Chubb, Ltd.	1,007	134,576
Cincinnati Financial Corp.	370	28,420
Everest Re Group, Ltd.	72	16,450
Hartford Financial Services Group, Inc.	800	39,968
Lincoln National Corp.	528	35,724
Loews Corp.	584	29,334
Marsh & McLennan Cos., Inc.	1,134	93,804
MetLife, Inc.	2,112	98,673
Principal Financial Group, Inc.	615	36,033
Progressive Corp.	1,274	90,505
Prudential Financial, Inc.	898	90,985
Torchmark Corp.	238	20,632
Travelers Cos., Inc.	565	73,286
Unum Group	500	19,535
Willis Towers Watson PLC	300	42,282

		1,251,499

Interactive Media & Services - 4.5%
Alphabet, Inc., Class A (A)	653	788,223
Alphabet, Inc., Class C (A)	672	802,012
Facebook, Inc., Class A (A)	5,300	871,638
TripAdvisor, Inc. (A)	217	11,082
Twitter, Inc. (A)	1,500	42,690

		2,515,645

Internet & Catalog Retail - 0.1%
eBay, Inc. (A)	2,000	66,040

Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (A)	895	1,792,685

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail (continued)
Booking Holdings, Inc. (A)	100	$ 198,400
Expedia Group, Inc.	256	33,403

		2,024,488

IT Services - 4.7%
Accenture PLC, Class A	1,400	238,280
Akamai Technologies, Inc. (A)	421	30,796
Alliance Data Systems Corp.	94	22,199
Automatic Data Processing, Inc.	943	142,072
Broadridge Financial Solutions, Inc.	300	39,585
Cognizant Technology Solutions Corp., Class A	1,273	98,212
DXC Technology Co.	581	54,335
Fidelity National Information Services, Inc.	682	74,386
Fiserv, Inc. (A)	860	70,847
FleetCor Technologies, Inc. (A)	200	45,568
Gartner, Inc. (A)	200	31,700
Global Payments, Inc.	373	47,520
International Business Machines Corp.	2,000	302,420
Mastercard, Inc., Class A	1,985	441,881
Paychex, Inc.	697	51,334
PayPal Holdings, Inc. (A)	2,600	228,384
Total System Services, Inc.	400	39,496
VeriSign, Inc. (A)	257	41,151
Visa, Inc., Class A	3,900	585,351
Western Union Co.	962	18,336

		2,603,853

Leisure Products - 0.1%
Hasbro, Inc.	291	30,590
Mattel, Inc.	858	13,471

		44,061

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	747	52,693
Illumina, Inc. (A)	316	115,991
IQVIA Holdings, Inc. (A)	383	49,690
Mettler-Toledo International, Inc. (A)	49	29,840
PerkinElmer, Inc.	244	23,734
Thermo Fisher Scientific, Inc.	847	206,736
Waters Corp. (A)	200	38,936

		517,620

Machinery - 1.5%
Altra Industrial Motion Corp.	35	1,461
Caterpillar, Inc.	1,257	191,680
Cummins, Inc.	300	43,821
Deere & Co.	730	109,741
Dover Corp.	300	26,559
Flowserve Corp.	290	15,860
Fortive Corp.	684	57,593
Illinois Tool Works, Inc.	666	93,986
Ingersoll-Rand PLC	554	56,674
PACCAR, Inc.	747	50,938
Parker-Hannifin Corp.	300	55,179
Pentair PLC	337	14,609
Snap-on, Inc.	100	18,360
Stanley Black & Decker, Inc.	356	52,133
Xylem, Inc.	368	29,392

		817,986

Media - 1.1%
CBS Corp., Class B	693	39,813
Charter Communications, Inc., Class A (A)	371	120,901

The notes are an integral part of this report. Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Comcast Corp., Class A	9,900	$ 350,559
Discovery, Inc., Class A (A)	308	9,856
Discovery, Inc., Class C (A)	844	24,966
DISH Network Corp., Class A (A)	444	15,877
Interpublic Group of Cos., Inc.	800	18,296
News Corp., Class A	800	10,552
News Corp., Class B	200	2,720
Omnicom Group, Inc.	542	36,867

		630,407

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	3,040	42,317
Newmont Mining Corp.	1,104	33,341
Nucor Corp.	659	41,813

		117,471

Multi-Utilities - 0.9%
Ameren Corp.	579	36,604
CenterPoint Energy, Inc.	1,125	31,106
CMS Energy Corp.	592	29,008
Consolidated Edison, Inc.	695	52,952
Dominion Energy, Inc.	1,463	102,820
DTE Energy Co.	391	42,670
NiSource, Inc.	680	16,945
Public Service Enterprise Group, Inc.	1,086	57,330
SCANA Corp.	239	9,295
Sempra Energy	600	68,250
WEC Energy Group, Inc.	709	47,333

		494,313

Multiline Retail - 0.5%
Dollar General Corp.	575	62,847
Dollar Tree, Inc. (A)	500	40,775
Kohl’s Corp.	366	27,285
Macy’s, Inc.	609	21,151
Nordstrom, Inc.	291	17,405
Target Corp.	1,210	106,734

		276,197

Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	1,076	72,533
Andeavor	300	46,050
Apache Corp.	798	38,041
Cabot Oil & Gas Corp.	935	21,056
Chevron Corp.	4,200	513,576
Cimarex Energy Co.	200	18,588
Concho Resources, Inc. (A)	460	70,265
ConocoPhillips	2,500	193,500
Devon Energy Corp.	1,068	42,656
EOG Resources, Inc.	1,252	159,717
EQT Corp.	561	24,813
Exxon Mobil Corp.	9,300	790,686
Hess Corp.	607	43,449
HollyFrontier Corp.	400	27,960
Kinder Morgan, Inc.	3,986	70,672
Marathon Oil Corp.	1,782	41,485
Marathon Petroleum Corp.	992	79,330
Newfield Exploration Co. (A)	536	15,453
Noble Energy, Inc.	1,127	35,151
Occidental Petroleum Corp.	1,700	139,689
ONEOK, Inc.	900	61,011
Phillips 66	900	101,448
Pioneer Natural Resources Co.	367	63,928
Range Resources Corp.	366	6,218

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	953	$ 108,404
Williams Cos., Inc.	2,746	74,664

		2,860,343

Personal Products - 0.1%
Coty, Inc., Class A	998	12,535
Estee Lauder Cos., Inc., Class A	475	69,027

		81,562

Pharmaceuticals - 4.6%
Allergan PLC	700	133,336
Bristol-Myers Squibb Co.	3,600	223,488
Eli Lilly & Co.	2,141	229,751
Johnson & Johnson	5,900	815,203
Merck & Co., Inc.	5,800	411,452
Mylan NV (A)	1,217	44,542
Nektar Therapeutics (A)	400	24,384
Perrigo Co. PLC	255	18,054
Pfizer, Inc.	12,800	564,096
Zoetis, Inc.	1,047	95,863

		2,560,169

Professional Services - 0.3%
Equifax, Inc.	267	34,862
IHS Markit, Ltd. (A)	780	42,089
Nielsen Holdings PLC	752	20,800
Robert Half International, Inc.	247	17,384
Verisk Analytics, Inc. (A)	355	42,795

		157,930

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	646	28,489

Road & Rail - 1.0%
CSX Corp.	1,800	133,290
JB Hunt Transport Services, Inc.	185	22,004
Kansas City Southern	238	26,961
Norfolk Southern Corp.	593	107,036
Union Pacific Corp.	1,600	260,528

		549,819

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (A)	1,807	55,818
Analog Devices, Inc.	780	72,119
Applied Materials, Inc.	2,217	85,687
Broadcom, Inc.	923	227,732
Intel Corp.	10,000	472,900
KLA-Tencor Corp.	400	40,684
Lam Research Corp.	319	48,392
Microchip Technology, Inc.	498	39,297
Micron Technology, Inc. (A)	2,538	114,794
NVIDIA Corp.	1,300	365,326
Qorvo, Inc. (A)	300	23,067
QUALCOMM, Inc.	3,100	223,293
Skyworks Solutions, Inc.	432	39,187
Texas Instruments, Inc.	2,130	228,528
Xilinx, Inc.	531	42,570

		2,079,394

Software - 5.8%
Adobe Systems, Inc. (A)	1,054	284,527
ANSYS, Inc. (A)	163	30,429
Autodesk, Inc. (A)	500	78,055
CA, Inc.	718	31,700

The notes are an integral part of this report. Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Cadence Design Systems, Inc. (A)	615	$ 27,872
Citrix Systems, Inc. (A)	271	30,124
Intuit, Inc.	600	136,440
Microsoft Corp.	16,758	1,916,613
Oracle Corp.	6,200	319,672
Red Hat, Inc. (A)	412	56,147
salesforce.com, Inc. (A)	1,700	270,351
Symantec Corp.	1,244	26,472
Synopsys, Inc. (A)	361	35,598

		3,244,000

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	144	24,240
AutoZone, Inc. (A)	53	41,112
Best Buy Co., Inc.	530	42,061
CarMax, Inc. (A)	435	32,482
Foot Locker, Inc.	247	12,592
Gap, Inc.	437	12,608
Home Depot, Inc.	2,485	514,768
L Brands, Inc.	598	18,119
Lowe’s Cos., Inc.	1,792	205,757
O’Reilly Automotive, Inc. (A)	185	64,254
Ross Stores, Inc.	791	78,388
Tiffany & Co.	267	34,435
TJX Cos., Inc.	1,350	151,227
Tractor Supply Co.	300	27,264
Ulta Beauty, Inc. (A)	112	31,597

		1,290,904

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	10,048	2,268,236
Hewlett Packard Enterprise Co.	3,176	51,801
HP, Inc.	3,572	92,050
NetApp, Inc.	589	50,589
Seagate Technology PLC	603	28,552
Western Digital Corp.	598	35,007
Xerox Corp.	400	10,792

		2,537,027

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	732	$ 13,491
Michael Kors Holdings, Ltd. (A)	291	19,951
NIKE, Inc., Class B	2,800	237,216
PVH Corp.	200	28,880
Ralph Lauren Corp.	108	14,855
Tapestry, Inc.	640	32,173
Under Armour, Inc., Class A (A)	300	6,366
Under Armour, Inc., Class C (A)	300	5,838
VF Corp.	700	65,415

		424,185

Tobacco - 0.9%
Altria Group, Inc.	4,100	247,271
Philip Morris International, Inc.	3,400	277,236

		524,507

Trading Companies & Distributors - 0.2%
Fastenal Co.	661	38,351
United Rentals, Inc. (A)	200	32,720
WW Grainger, Inc.	100	35,741

		106,812

Water Utilities - 0.1%
American Water Works Co., Inc.	361	31,757

Total Common Stocks (Cost $49,263,128)		53,685,998

Total Investments (Cost $49,263,128)		53,685,998
Net Other Assets (Liabilities) - 3.6%		1,979,646

Net Assets - 100.0%		$ 55,665,644

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	14	12/21/2018	$2,035,427	$2,043,300	$7,873	$—

The notes are an integral part of this report. Transamerica Series Trust	Page 6	September 30, 2018 Form N-Q

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$53,685,998	$—	$—	$53,685,998

Total Investments	$53,685,998	$—	$—	$53,685,998

Other Financial Instruments
Futures Contracts (D)	$7,873	$—	$—	$7,873

Total Other Financial Instruments	$7,873	$—	$—	$7,873

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 7	September 30, 2018 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 2.6%
Boeing Co.	919	$ 341,776

Airlines - 0.6%
United Continental Holdings, Inc. (A)	975	86,834

Banks - 0.8%
SVB Financial Group (A)	337	104,750

Beverages - 2.0%
Constellation Brands, Inc., Class A	466	100,479
Monster Beverage Corp. (A)	2,834	165,165

		265,644

Biotechnology - 2.7%
Biogen, Inc. (A)	291	102,813
Incyte Corp. (A)	608	42,001
Seattle Genetics, Inc. (A)	1,206	93,007
Vertex Pharmaceuticals, Inc. (A)	625	120,462

		358,283

Building Products - 0.7%
Fortune Brands Home & Security, Inc.	1,759	92,101

Capital Markets - 2.1%
BlackRock, Inc.	185	87,196
Intercontinental Exchange, Inc.	1,569	117,502
MarketAxess Holdings, Inc.	457	81,570

		286,268

Chemicals - 1.7%
PPG Industries, Inc.	1,374	149,945
Sherwin-Williams Co.	172	78,296

		228,241

Consumer Finance - 0.8%
Capital One Financial Corp.	1,181	112,112

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	3,078	164,334

Electrical Equipment - 1.7%
AMETEK, Inc.	1,550	122,636
Eaton Corp. PLC	1,158	100,433

		223,069

Electronic Equipment, Instruments & Components - 0.8%
CDW Corp.	1,175	104,481

Entertainment - 1.2%
Netflix, Inc. (A)	420	157,135

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	871	204,580

Health Care Equipment & Supplies - 4.4%
Baxter International, Inc.	2,567	197,890
Boston Scientific Corp. (A)	3,914	150,689
Medtronic PLC	1,295	127,389
Teleflex, Inc.	409	108,831

		584,799

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.6%
UnitedHealth Group, Inc.	1,315	$ 349,843

Hotels, Restaurants & Leisure - 1.0%
Hilton Worldwide Holdings, Inc.	1,717	138,699

Household Durables - 0.7%
Mohawk Industries, Inc. (A)	528	92,585

Household Products - 0.8%
Colgate-Palmolive Co.	1,690	113,146

Insurance - 0.8%
Allstate Corp.	1,147	113,209

Interactive Media & Services - 8.8%
Alphabet, Inc., Class A (A)	499	602,333
Alphabet, Inc., Class C (A)	225	268,530
Facebook, Inc., Class A (A)	1,880	309,185

		1,180,048

Internet & Direct Marketing Retail - 8.4%
Amazon.com, Inc. (A)	402	805,206
Booking Holdings, Inc. (A)	109	216,256
Wayfair, Inc., Class A (A)	690	101,892

		1,123,354

IT Services - 9.4%
EPAM Systems, Inc. (A)	673	92,672
FleetCor Technologies, Inc. (A)	689	156,982
Global Payments, Inc.	1,343	171,098
GoDaddy, Inc., Class A (A)	2,445	203,888
Mastercard, Inc., Class A	2,098	467,036
PayPal Holdings, Inc. (A)	1,906	167,423

		1,259,099

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	796	194,288

Machinery - 3.8%
Gardner Denver Holdings, Inc. (A)	2,091	59,259
Illinois Tool Works, Inc.	781	110,215
Middleby Corp. (A)	706	91,321
Nordson Corp.	853	118,482
Snap-on, Inc.	674	123,746

		503,023

Media - 0.9%
Comcast Corp., Class A	3,421	121,138

Multiline Retail - 1.2%
Dollar Tree, Inc. (A)	1,894	154,456

Oil, Gas & Consumable Fuels - 0.9%
Continental Resources, Inc. (A)	1,747	119,285

Personal Products - 0.9%
Estee Lauder Cos., Inc., Class A	813	118,145

Pharmaceuticals - 1.9%
Allergan PLC	672	128,003
Bristol-Myers Squibb Co.	1,987	123,353

		251,356

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 1.3%
Equifax, Inc.	602	$ 78,603
IHS Markit, Ltd. (A)	1,654	89,250

		167,853

Road & Rail - 1.4%
JB Hunt Transport Services, Inc.	636	75,646
Norfolk Southern Corp.	632	114,076

		189,722

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (A)	5,495	169,741
Micron Technology, Inc. (A)	2,755	124,609
ON Semiconductor Corp. (A)	3,994	73,609

		367,959

Software - 12.4%
Adobe Systems, Inc. (A)	783	211,371
Guidewire Software, Inc. (A)	1,118	112,929
Microsoft Corp.	5,712	653,282
salesforce.com, Inc. (A)	1,613	256,515
ServiceNow, Inc. (A)	599	117,182
SS&C Technologies Holdings, Inc.	2,195	124,742
Workday, Inc., Class A (A)	1,282	187,146

		1,663,167

Specialty Retail - 1.4%
TJX Cos., Inc.	1,672	187,297

Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	3,494	788,736
NetApp, Inc.	1,741	149,534

		938,270

Textiles, Apparel & Luxury Goods - 4.2%
NIKE, Inc., Class B	3,586	303,806

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C (A) (B)	5,791	$ 112,693
VF Corp.	1,502	140,362

		556,861

Total Common Stocks (Cost $8,650,029)		13,217,210

OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (D)	20	20

Total Other Investment Company (Cost $20)		20

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 1.25% (D), dated 09/28/2018, to be repurchased at $191,615 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 01/31/2024, and with a value of $198,435.	$ 191,595	191,595

Total Repurchase Agreement (Cost $191,595)		191,595

Total Investments (Cost $8,841,644)		13,408,825
Net Other Assets (Liabilities) - (0.1)%		(13,600)

Net Assets - 100.0%		$ 13,395,225

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$13,217,210	$—	$—	$13,217,210
Other Investment Company	20	—	—	20
Repurchase Agreement	—	191,595	—	191,595

Total Investments	$13,217,230	$191,595	$—	$13,408,825

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $19. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at September 30, 2018.
(E)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 2.6%
Boeing Co.	216,361	$ 80,464,656

Airlines - 0.6%
United Continental Holdings, Inc. (A)	222,454	19,811,753

Banks - 0.8%
SVB Financial Group (A)	79,731	24,782,787

Beverages - 2.0%
Constellation Brands, Inc., Class A	110,866	23,904,927
Monster Beverage Corp. (A)	661,635	38,560,088

		62,465,015

Biotechnology - 2.7%
Biogen, Inc. (A)	67,936	24,002,468
Incyte Corp. (A)	139,487	9,635,762
Seattle Genetics, Inc. (A) (B)	281,398	21,701,414
Vertex Pharmaceuticals, Inc. (A)	145,954	28,131,174

		83,470,818

Building Products - 0.7%
Fortune Brands Home & Security, Inc.	408,012	21,363,508

Capital Markets - 2.1%
BlackRock, Inc.	42,534	20,047,550
Intercontinental Exchange, Inc.	366,137	27,420,000
MarketAxess Holdings, Inc.	105,660	18,859,254

		66,326,804

Chemicals - 1.7%
PPG Industries, Inc.	320,802	35,009,122
Sherwin-Williams Co.	40,228	18,312,188

		53,321,310

Consumer Finance - 0.8%
Capital One Financial Corp.	275,764	26,178,276

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	718,403	38,355,536

Electrical Equipment - 1.7%
AMETEK, Inc.	361,854	28,629,889
Eaton Corp. PLC	270,229	23,436,961

		52,066,850

Electronic Equipment, Instruments & Components - 0.8%
CDW Corp.	274,314	24,392,001

Entertainment - 1.2%
Netflix, Inc. (A)	98,148	36,720,111

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	203,248	47,738,890

Health Care Equipment & Supplies - 4.3%
Baxter International, Inc.	593,332	45,739,964
Boston Scientific Corp. (A)	907,418	34,935,593
Medtronic PLC	302,220	29,729,381
Teleflex, Inc.	94,333	25,101,068

		135,506,006

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.6%
UnitedHealth Group, Inc.	306,931	$ 81,655,923

Hotels, Restaurants & Leisure - 1.0%
Hilton Worldwide Holdings, Inc.	400,764	32,373,716

Household Durables - 0.7%
Mohawk Industries, Inc. (A)	123,188	21,601,016

Household Products - 0.8%
Colgate-Palmolive Co.	388,738	26,026,009

Insurance - 0.8%
Allstate Corp.	267,725	26,424,457

Interactive Media & Services - 8.8%
Alphabet, Inc., Class A (A)	118,773	143,368,513
Alphabet, Inc., Class C (A)	52,319	62,441,157
Facebook, Inc., Class A (A)	432,696	71,161,184

		276,970,854

Internet & Direct Marketing Retail - 8.4%
Amazon.com, Inc. (A)	94,838	189,960,514
Booking Holdings, Inc. (A)	25,534	50,659,456
Wayfair, Inc., Class A (A) (B)	168,405	24,868,366

		265,488,336

IT Services - 9.4%
EPAM Systems, Inc. (A)	155,826	21,457,240
FleetCor Technologies, Inc. (A)	164,832	37,555,323
Global Payments, Inc.	313,176	39,898,622
GoDaddy, Inc., Class A (A)	586,633	48,919,326
Mastercard, Inc., Class A	493,435	109,843,565
PayPal Holdings, Inc. (A)	440,959	38,733,839

		296,407,915

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	185,753	45,338,592

Machinery - 3.8%
Gardner Denver Holdings, Inc. (A)	473,415	13,416,581
Illinois Tool Works, Inc.	182,261	25,720,672
Middleby Corp. (A)	168,094	21,742,959
Nordson Corp.	202,985	28,194,617
Snap-on, Inc.	157,222	28,865,959

		117,940,788

Media - 0.9%
Comcast Corp., Class A	819,340	29,012,829

Multiline Retail - 1.2%
Dollar Tree, Inc. (A)	445,365	36,319,516

Oil, Gas & Consumable Fuels - 0.9%
Continental Resources, Inc. (A)	415,590	28,376,485

Personal Products - 0.9%
Estee Lauder Cos., Inc., Class A	193,002	28,047,051

Pharmaceuticals - 1.9%
Allergan PLC	156,859	29,878,502
Bristol-Myers Squibb Co.	463,758	28,790,097

		58,668,599

The notes are an integral part of this report. Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 1.3%
Equifax, Inc.	141,283	$ 18,447,321
IHS Markit, Ltd. (A)	386,135	20,835,845

		39,283,166

Road & Rail - 1.4%
JB Hunt Transport Services, Inc.	151,061	17,967,195
Norfolk Southern Corp.	147,535	26,630,068

		44,597,263

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (A) (B)	1,270,764	39,253,900
Micron Technology, Inc. (A)	649,116	29,359,517
ON Semiconductor Corp. (A)	935,126	17,234,372

		85,847,789

Software - 12.3%
Adobe Systems, Inc. (A)	184,151	49,711,563
Guidewire Software, Inc. (A)	259,388	26,200,782
Microsoft Corp.	1,343,809	153,691,435
salesforce.com, Inc. (A)	367,043	58,370,848
ServiceNow, Inc. (A)	136,308	26,665,934
SS&C Technologies Holdings, Inc.	510,332	29,002,168
Workday, Inc., Class A (A)	300,499	43,866,844

		387,509,574

Specialty Retail - 1.4%
TJX Cos., Inc.	393,944	44,129,607

Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	821,935	185,543,607
NetApp, Inc.	407,693	35,016,752

		220,560,359

Textiles, Apparel & Luxury Goods - 4.1%
NIKE, Inc., Class B	837,110	70,919,959

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C (A) (B)	1,356,483	$ 26,397,159
VF Corp.	350,474	32,751,796

		130,068,914

Total Common Stocks (Cost $2,103,882,401)		3,095,613,079

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.16% (C)	9,638,581	9,638,581

Total Other Investment Company (Cost $9,638,581)		9,638,581

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 1.25% (C), dated 09/28/2018, to be repurchased at $52,179,578 on 10/01/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 01/31/2024, and with a value of $53,219,266.	$ 52,174,143	52,174,143

Total Repurchase Agreement (Cost $52,174,143)		52,174,143

Total Investments (Cost $2,165,695,125)		3,157,425,803
Net Other Assets (Liabilities) - (0.4)%		(12,169,945)

Net Assets - 100.0%		$ 3,145,255,858

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$3,095,613,079	$—	$—	$3,095,613,079
Other Investment Company	9,638,581	—	—	9,638,581
Repurchase Agreement	—	52,174,143	—	52,174,143

Total Investments	$3,105,251,660	$52,174,143	$—	$3,157,425,803

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,417,302. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2018.
(D)	The Portfolio recognizes transfers between Levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are a series of TST and are as follows.

Portfolio	Portfolio

Transamerica 60/40 Allocation VP(A)

Transamerica AB Dynamic Allocation VP

Transamerica Aegon Government Money Market VP

Transamerica Aegon High Yield Bond VP

Transamerica Aegon U.S. Government Securities VP

Transamerica American Funds Managed Risk VP

Transamerica Barrow Hanley Dividend Focused VP

Transamerica BlackRock Equity Smart Beta 100 VP

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

Transamerica BlackRock Global Allocation VP(B)

Transamerica BlackRock Smart Beta 50 VP

Transamerica BlackRock Smart Beta 75 VP

Transamerica BlackRock Tactical Allocation VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica Greystone International Growth VP(C)

Transamerica International Equity Index VP

Transamerica Janus Balanced VP

Transamerica Janus Mid-Cap Growth VP

Transamerica Jennison Growth VP

Transamerica JPMorgan Asset Allocation – Conservative VP(D)

Transamerica JPMorgan Asset Allocation – Growth VP(E)

Transamerica JPMorgan Asset Allocation – Moderate Growth VP(F)

Transamerica JPMorgan Asset Allocation – Moderate VP(G)

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan International Moderate Growth VP(H)

Transamerica JPMorgan Mid Cap Value VP

Transamerica JPMorgan Tactical Allocation VP

Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

Transamerica Levin Large Cap Value VP

Transamerica Madison Balanced Allocation VP

Transamerica Madison Conservative Allocation VP

Transamerica Madison Diversified Income VP

Transamerica Managed Risk – Balanced ETF VP

Transamerica Managed Risk – Conservative ETF VP

Transamerica Managed Risk – Growth ETF VP

Transamerica Market Participation Strategy VP

Transamerica Morgan Stanley Capital Growth VP

Transamerica Multi-Managed Balanced VP

Transamerica Multi-Manager Alternative Strategies VP

Transamerica PIMCO Tactical – Balanced VP

Transamerica PIMCO Tactical – Conservative VP

Transamerica PIMCO Tactical – Growth VP

Transamerica PIMCO Total Return VP

Transamerica PineBridge Inflation Opportunities VP

Transamerica ProFund UltraBear VP

Transamerica QS Investors Active Asset Allocation – Conservative VP

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

Transamerica QS Investors Active Asset Allocation – Moderate VP

Transamerica Small/Mid Cap Value VP

Transamerica T. Rowe Price Small Cap VP

Transamerica Torray Concentrated Growth VP

Transamerica TS&W International Equity VP

Transamerica U.S. Equity Index VP

Transamerica WMC US Growth II VP

Transamerica WMC US Growth VP

(A)	Fund commenced operations on January 12, 2018.
(B)	Transamerica Cayman BlackRock Global Allocation, Ltd. is a wholly-owned subsidiary which acts as an investment vehicle for Transamerica BlackRock Global Allocation VP. Please reference the Basis for Consolidation section of the Notes to Schedule of Investments for more information.
(C)	Formerly, Transamerica MFS International Equity VP.
(D)	Formerly, Transamerica Asset Allocation – Conservative VP.
(E)	Formerly, Transamerica Asset Allocation – Growth VP.
(F)	Formerly, Transamerica Asset Allocation – Moderate Growth VP.
(G)	Formerly, Transamerica Asset Allocation – Moderate VP.
(H)	Formerly, Transamerica International Moderate Growth VP.

Transamerica Series Trust	Page 1	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

1. ORGANIZATION (continued)

Transamerica Clarion Global Real Estate Securities VP, Transamerica Market Participation Strategy VP, and Transamerica ProFund UltraBear VP are “non-diversified” Funds, as defined under the 1940 Act.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolios pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolios. TAM supervises the Portfolios’ investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolios.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolios, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Portfolio from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolios’ custodian and dividend disbursing agent and monitoring their services to the Portfolios; assisting the Portfolios in preparing reports to shareholders; acting as liaison with the Portfolios’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolios.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman BlackRock Global Allocation, Ltd. (the “Subsidiary”) is organized under the laws of the Cayman Islands as a wholly-owned subsidiary which acts as an investment vehicle for Transamerica BlackRock Global Allocation VP. The principal purpose of investment of the Subsidiaries is to allow the Portfolio noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies. As of September 30, 2018, the Subsidiary as a percentage of the Portfolio’s net assets is as follows:

Portfolio	Subsidiary	Value	Percentage of Net Assets
Transamerica BlackRock Global Allocation VP	Transamerica Cayman Blackrock Global Allocation, Ltd.	$22,967,278	1.27%

Transamerica Series Trust	Page 2	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolios combine fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

4. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis.

Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolios’ own assumptions used in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and derivative instruments, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolios’ investments at September 30, 2018, is disclosed within the Security Valuation section of each Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is

Transamerica Series Trust	Page 3	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

4. SECURITY VALUATION (continued)

believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Contingent value rights (“CVR”): CVRs for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Board. CVRs are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data relating to the issuer. Depending on the relative significance of observable valuation inputs, these investments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data

Transamerica Series Trust	Page 4	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

4. SECURITY VALUATION (continued)

relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Aegon Government Money Market VP values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 5	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

4. SECURITY VALUATION (continued)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Contingent value rights: The Portfolios may invest in CVRs, which is a type of right given to investors of an acquired company (or a company facing major restructuring) that ensures additional benefit if a specified event occurs. A CVR often has an expiration date that relates to the time the contingent event must occur. CVRs generally lack liquidity since most are non-transferable and a large number of legal and other issues can arise when negotiating and implementing these instruments.

CVRs held at September 30, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at September 30, 2018. Open secured loan participations and assignments at September 30, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at September 30, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at September 30, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Transamerica Series Trust	Page 6	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

Restricted and illiquid securities held at September 30, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at September 30, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at September 30, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of September 30, 2018, the Portfolio has not utilized the program.

Transamerica Series Trust	Page 7	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at September 30, 2018.

Repurchase agreements at September 30, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into reverse repurchase agreements in which the Portfolios sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Portfolios’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolios may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolios. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolios exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended September 30, 2018, the Portfolios’ average borrowings are as follows. Funds not listed in the subsequent table do not have any reverse repurchase agreements during the period.

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
PIMCO Tactical – Balanced VP	$130,922,564	273	1.85%
PIMCO Tactical – Conservative VP	71,423,463	273	1.85
PIMCO Tactical – Growth VP	47,787,955	273	1.85
PIMCO Total Return VP	289,760,522	273	1.93

Open reverse repurchase agreements at September 30, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Portfolios may enter into sale-buyback financing transactions. The Portfolios account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolios of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolios forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolios are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolios to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios, the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolios’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolios’ portfolio turnover rates.

For the period ended September 30, 2018, the Portfolios’ average borrowings are as follows. Funds not listed in the subsequent table do not have any sale-buybacks during the period.

Transamerica Series Trust	Page 8	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
PIMCO Tactical – Balanced VP	$19,457,342	267	1.73%
PIMCO Tactical – Conservative VP	14,064,161	269	1.72
PIMCO Tactical – Growth VP	8,540,483	254	1.76
PIMCO Total Return VP	6,541,263	118	1.73

Open sale-buyback financing transactions at September 30, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at September 30, 2018, if any, are shown on a gross basis within the Schedule of Investments or Consolidated Schedule of Investments.

Short sales: A short sale is a transaction in which the Portfolios sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

Open short sale transactions at September 30, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2018. Portfolios not listed in the subsequent table do not have secured borrowing transactions during the period.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
AB Dynamic Allocation VP
Securities Lending Transactions
Common Stocks	$2,491,437	$—	$—	$—	$2,491,437
Corporate Debt Securities	822,202	—	—	—	822,202
Foreign Government Obligations	720,413	—	—	—	720,413
U.S. Government Agency Obligations	1,308,320	—	—	—	1,308,320
U.S. Government Obligations	1,260,683	—	—	—	1,260,683

Total Securities Lending Transactions	$6,603,055	$—	$—	$—	$6,603,055

Total Borrowings	$6,603,055	$—	$—	$—	$6,603,055

Aegon High Yield Bond VP
Securities Lending Transactions
Corporate Debt Securities	$26,540,365	$—	$—	$—	$26,540,365

Total Borrowings	$26,540,365	$—	$—	$—	$26,540,365

Transamerica Series Trust	Page 9	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Aegon U.S. Government Securities VP
Securities Lending Transactions
U.S. Government Agency Obligations	$6,948,646	$—	$—	$—	$6,948,646
U.S. Government Obligations	1,624,604	—	—	—	1,624,604

Total Securities Lending Transactions	$8,573,250	$—	$—	$—	$8,573,250

Total Borrowings	$8,573,250	$—	$—	$—	$8,573,250

Barrow Hanley Dividend Focused VP
Securities Lending Transactions
Common Stocks	$6,402,084	$—	$—	$—	$6,402,084

Total Borrowings	$6,402,084	$—	$—	$—	$6,402,084

BlackRock Global Allocation VP
Securities Lending Transactions
Common Stocks	$16,842,066	$—	$—	$—	$16,842,066
Corporate Debt Securities	4,501,666	—	—	—	4,501,666
Foreign Government Obligations	3,871,381	—	—	—	3,871,381

Total Securities Lending Transactions	$25,215,113	$—	$—	$—	$25,215,113

Total Borrowings	$25,215,113	$—	$—	$—	$25,215,113

BlackRock Tactical Allocation VP
Securities Lending Transactions
Exchange-Traded Funds	$14,641,268	$—	$—	$—	$14,641,268

Total Borrowings	$14,641,268	$—	$—	$—	$14,641,268

Clarion Global Real Estate Securities VP
Securities Lending Transactions
Common Stocks	$3,341,576	$—	$—	$—	$3,341,576

Total Borrowings	$3,341,576	$—	$—	$—	$3,341,576

Janus Balanced VP
Securities Lending Transactions
Corporate Debt Securities	$669,394	$—	$—	$—	$669,394
U.S. Government Obligations	10,527,304	—	—	—	10,527,304

Total Securities Lending Transactions	$11,196,698	$—	$—	$—	$11,196,698

Total Borrowings	$11,196,698	$—	$—	$—	$11,196,698

Jennison Growth VP
Securities Lending Transactions
Common Stocks	$14,769,192	$—	$—	$—	$14,769,192

Total Borrowings	$14,769,192	$—	$—	$—	$14,769,192

JPMorgan Core Bond VP
Securities Lending Transactions
Corporate Debt Securities	$3,058,555	$—	$—	$—	$3,058,555
Foreign Government Obligations	202,604	—	—	—	202,604
U.S. Government Obligations	299,178	—	—	—	299,178

Total Securities Lending Transactions	$3,560,337	$—	$—	$—	$3,560,337

Total Borrowings	$3,560,337	$—	$—	$—	$3,560,337

JPMorgan Enhanced Index VP
Securities Lending Transactions
Common Stocks	$14,825,706	$—	$—	$—	$14,825,706

Total Borrowings	$14,825,706	$—	$—	$—	$14,825,706

JPMorgan Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$1,074,143	$—	$—	$—	$1,074,143

Total Borrowings	$1,074,143	$—	$—	$—	$1,074,143

Transamerica Series Trust	Page 10	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
JPMorgan Tactical Allocation VP
Securities Lending Transactions
Corporate Debt Securities	$1,882,361	$—	$—	$—	$1,882,361
U.S. Government Obligations	1,809,297	—	—	—	1,809,297
Common Stocks	7,338,511	—	—	—	7,338,511

Total Securities Lending Transactions	$11,030,169	$—	$—	$—	$11,030,169

Total Borrowings	$11,030,169	$—	$—	$—	$11,030,169

Legg Mason Dynamic Allocation – Growth VP
Securities Lending Transactions
Exchange-Traded Funds	$614,200	$—	$—	$—	$614,200

Total Borrowings	$614,200	$—	$—	$—	$614,200

Managed Risk – Balanced ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$432,916,803	$—	$—	$—	$432,916,803

Total Borrowings	$432,916,803	$—	$—	$—	$432,916,803

Managed Risk – Conservative ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$10,300	$—	$—	$—	$10,300

Total Borrowings	$10,300	$—	$—	$—	$10,300

Morgan Stanley Capital Growth VP
Securities Lending Transactions
Common Stocks	$1,662,209	$—	$—	$—	$1,662,209

Total Borrowings	$1,662,209	$—	$—	$—	$1,662,209

Multi-Managed Balanced VP
Securities Lending Transactions
Common Stocks	$11,512,218	$—	$—	$—	$11,512,218
Preferred Stocks	72,299	—	—	—	72,299
Corporate Debt Securities	1,396,014	—	—	—	1,396,014
Foreign Government Obligations	1,947,751	—	—	—	1,947,751

Total Securities Lending Transactions	$14,928,282	$—	$—	$—	$14,928,282

Total Borrowings	$14,928,282	$—	$—	$—	$14,928,282

PIMCO Tactical – Balanced VP
Securities Lending Transactions
Corporate Debt Securities	$4,014,450	$—	$—	$—	$4,014,450

Reverse Repurchase Agreements
U.S. Government Obligations	$2,856,275	$139,070,850	$5,871,875	$—	$147,799,000
Cash	2,227,000	—	—	—	2,227,000

Total Reverse Repurchase Agreements	$5,083,275	$139,070,850	$5,871,875	$—	$150,026,000

Sale Buy-back Transactions
U.S. Government Obligations	$7,703,197	$101,880	$—	$—	$7,805,077

Total Borrowings	$16,800,922	$139,172,730	$5,871,875	$—	$161,845,527

PIMCO Tactical – Conservative VP
Securities Lending Transactions
Corporate Debt Securities	$3,125,985	$—	$—	$—	$3,125,985

Reverse Repurchase Agreements
U.S. Government Obligations	$1,477,496	$75,940,292	$4,632,162	$—	$82,049,950
Cash	1,231,000	—	—	—	1,231,000

Total Reverse Repurchase Agreements	$2,708,496	$75,940,292	$4,632,162	$—	$83,280,950

Sale Buy-back Transactions
U.S. Government Obligations	$2,072,325	$4,003,893	$—	$—	$6,076,218

Total Borrowings	$7,906,806	$79,944,185	$4,632,162	$—	$92,483,153

Transamerica Series Trust	Page 11	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
PIMCO Tactical – Growth VP
Securities Lending Transactions
Corporate Debt Securities	$1,492,360	$—	$—	$—	$1,492,360

Reverse Repurchase Agreements
U.S. Government Obligations	$1,366,750	$49,108,588	$10,160,850	$—	$60,636,188
Cash	268,000	—	—	—	268,000

Total Reverse Repurchase Agreements	$1,634,750	$49,108,588	$10,160,850	$—	$60,904,188

Total Borrowings	$3,127,110	$49,108,588	$10,160,850	$—	$62,396,548

PIMCO Total Return VP
Securities Lending Transactions
Corporate Debt Securities	$51,416,228	$—	$—	$—	$51,416,228

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$281,023,505	$44,856,250	$—	$325,879,755

Total Borrowings	$51,416,228	$281,023,505	$44,856,250	$—	$377,295,983

PineBridge Inflation Opportunities VP
Securities Lending Transactions
Corporate Debt Securities	$1,030,455	$—	$—	$—	$1,030,455

Total Borrowings	$1,030,455	$—	$—	$—	$1,030,455

QS Investors Active Asset Allocation – Conservative VP
Securities Lending Transactions
Exchange-Traded Funds	$49,307,279	$—	$—	$—	$49,307,279

Total Borrowings	$49,307,279	$—	$—	$—	$49,307,279

QS Investors Active Asset Allocation – Moderate Growth VP
Securities Lending Transactions
Exchange-Traded Funds	$181,378,924	$—	$—	$—	$181,378,924

Total Borrowings	$181,378,924	$—	$—	$—	$181,378,924

QS Investors Active Asset Allocation – Moderate VP
Securities Lending Transactions
Exchange-Traded Funds	$343,309,364	$—	$—	$—	$343,309,364

Total Borrowings	$343,309,364	$—	$—	$—	$343,309,364

Small/Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$16,285,044	$—	$—	$—	$16,285,044

Total Borrowings	$16,285,044	$—	$—	$—	$16,285,044

T. Rowe Price Small Cap VP
Securities Lending Transactions
Common Stocks	$24,395,606	$—	$—	$—	$24,395,606

Total Borrowings	$24,395,606	$—	$—	$—	$24,395,606

Torray Concentrated Growth VP
Securities Lending Transactions
Common Stocks	$6,093,277	$—	$—	$—	$6,093,277

Total Borrowings	$6,093,277	$—	$—	$—	$6,093,277

TS&W International Equity VP
Securities Lending Transactions
Common Stocks	$6,120,714	$—	$—	$—	$6,120,714

Total Borrowings	$6,120,714	$—	$—	$—	$6,120,714

WMC US Growth II VP
Securities Lending Transactions
Common Stocks	$20	$—	$—	$—	$20

Total Borrowings	$20	$—	$—	$—	$20

Transamerica Series Trust	Page 12	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
WMC US Growth VP
Securities Lending Transactions
Common Stocks	$9,638,581	$—	$—	$—	$9,638,581

Total Borrowings	$9,638,581	$—	$—	$—	$9,638,581

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolios are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into option contracts to manage exposure to various market fluctuations. The Portfolios may purchase or write call and put options on securities and derivative instruments in which each Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolios may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolios the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Portfolios may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Options on futures: The Portfolios may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolios the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Transamerica Series Trust	Page 13	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options on indices: The Portfolios may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolios the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Interest rate swaptions: The Portfolios may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolios write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

Open option contracts at September 30, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Cross-currency swap agreements: The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swap agreements in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Portfolios with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of

Transamerica Series Trust	Page 14	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolios are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Portfolios can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open OTC and centrally cleared swap agreements at September 30, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at September 30, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Portfolios are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Aegon Government Money Market VP, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at September 30, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

8. RISK FACTORS

Investing in the Portfolios involves certain key risks related to the Portfolios’ trading activity. Please reference the Portfolios’ prospectuses for a more complete discussion of the following risks, as well as other risks of investing in the Portfolios.

Transamerica Series Trust	Page 15	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

8. RISK FACTORS (continued)

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the Portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Money market risk: A change in interest rates or a decline in the market value of a Government Money Market investment, lack of liquidity in the bond markets, real or perceived adverse economic or political conditions, inflation, or other market events could cause the value of your investment in Government Money Market, or its yield, to decline. While Government Money Market seeks to maintain a $1.00 share price, when market prices fall, the value of your investment could go down.

In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets. Government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which Government Money Market invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. As a result, whether or not Government Money Market invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of Government Money Market’s investments may be negatively affected.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

Transamerica Series Trust	Page 16	September 30, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2018

(unaudited)

8. RISK FACTORS (continued)

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolios’ financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Portfolios’ financial statements.

10. SUBSEQUENT EVENTS

The Board has approved new sub-advisory agreements with BlackRock Investment Management, LLC and certain related changes with respect to AB Dynamic Allocation VP, Clarion Global Real Estate VP, and Aegon Government Money Market VP. Additionally, the portfolio names will change to Transamerica BlackRock Smart Beta 40 VP, Transamerica BlackRock Global Real Estate Securities VP, and Transamerica BlackRock Government Money Market VP, respectively. These changes will take effect on or around November 1, 2018.

Transamerica Series Trust	Page 17	September 30, 2018 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 26, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	November 26, 2018